   As filed with the Securities and Exchange Commission on August 29, 2003.

                                                     Registration Nos. 33-36528;
                                                                        811-6161

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                        ---


    Pre-Effective Amendment No. ___                                    /   /
                                                                        ---
    Post-Effective Amendment No. 81                                    / X /
                                                                        ---
REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                            / X /
                                                                        ---
    Amendment No. 87                                                   / X /
                                                                        ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)


               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)

Name and address
of agent for service:    Copies to:
---------------------    ----------
Stephen J. Treadway      Newton B. Schott, Jr.,   Joseph B. Kittredge, Jr., Esq.
c/o PIMCO Advisors       Esq.                     Ropes & Gray LLP
Distributors LLC         c/o PIMCO Advisors       One International Place
2187 Atlantic Street     Distributors LLC         Boston, Massachusetts
Stamford, Connecticut    2187 Atlantic Street     02110
 06902                   Stamford, Connecticut
                         06902

It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (b)
 ---

/ X /  On October 31, 2003 pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

       This post-effective amendment does not relate to the PIMCO Select Value Fund and the PIMCO Multi-Discipline Portfolio. No disclosure relating to those two series of the Trust is amended or superseded hereby.

       The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Classes
Institutional and Administrative

This Prospectus describes 16 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, the Adviser and its investment management affiliates
managed approximately $[    ] billion in assets. The Adviser's institutional
heritage is reflected in the PIMCO Funds offered in this Prospectus.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

                     (This page left blank intentionally)


2   PIMCO Funds: Multi-Manager Series

               Table of Contents

Summary Information......................................................  4
Fund Summaries
   PEA Value Fund........................................................  6
   PEA Renaissance Fund..................................................  8
   PEA Growth & Income Fund.............................................. 10
   PEA Growth Fund....................................................... 12
   PEA Target Fund....................................................... 14
   PEA Opportunity Fund.................................................. 16
   PEA Innovation Fund................................................... 18
   CCM Focused Growth Fund............................................... 20
   CCM Capital Appreciation Fund......................................... 22
   CCM Mid-Cap Fund...................................................... 24
   CCM Emerging Companies Fund........................................... 26
   NFJ Equity Income Fund................................................ 28
   NFJ Basic Value Fund.................................................. 30
   NFJ Small-Cap Value Fund.............................................. 32
   PPA Tax-Efficient Equity Fund......................................... 34
   PPA Tax-Efficient Structured Emerging Markets Fund.................... 36
Summary of Principal Risks............................................... 39
Management of the Funds.................................................. 42
Investment Options -- Institutional Class and Administrative Class Shares 48
Purchases, Redemptions and Exchanges..................................... 49
How Fund Shares Are Priced............................................... 54
Fund Distributions....................................................... 55
Tax Consequences......................................................... 55
Characteristics and Risks of Securities and Investment Techniques........ 56
Financial Highlights..................................................... 64


                                                                  Prospectus 3

Summary Information



               The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 6.

                                                                                              Approximate
                                                                                              Number of
Sub-Adviser     Fund                Investment Objective            Main Investments          Holdings
---------------------------------------------------------------------------------------------------------
PIMCO Equity    PEA Value           Long-term growth of capital and Common stocks of          35-50
Advisors                            income                          companies with market
                                                                    capitalizations of more
                                                                    than $5 billion and
                                                                    below-average valuations
                                                                    whose business
                                                                    fundamentals are
                                                                    expected to improve
                -----------------------------------------------------------------------------------------
                PEA Renaissance     Long-term growth of capital and Common stocks of          50-80
                                    income                          companies with
                                                                    below-average valuations
                                                                    whose business
                                                                    fundamentals are
                                                                    expected to improve
                -----------------------------------------------------------------------------------------
                PEA Growth & Income Long-term growth of capital     Common stocks of          40-60
                                    and current income              companies with market
                                                                    capitalizations of
                                                                    greater than $5 billion
                -----------------------------------------------------------------------------------------
                PEA Growth          Long-term growth of capital;    Common stocks of          35-50
                                    income is an incidental         companies with market
                                    consideration                   capitalizations of at
                                                                    least $5 billion
                -----------------------------------------------------------------------------------------
                PEA Target          Capital appreciation; no        Common stocks of          up to 100
                                    consideration is given to       companies with market
                                    income                          capitalizations of
                                                                    between $1 billion and
                                                                    $10 billion
                -----------------------------------------------------------------------------------------
                PEA Opportunity     Capital appreciation; no        Common stocks of          80-120
                                    consideration is given to       companies with market
                                    income                          capitalizations of less
                                                                    than $2 billion
                -----------------------------------------------------------------------------------------
                PEA Innovation      Capital appreciation; no        Common stocks of          40-70
                                    consideration is given to       technology-related
                                    income                          issuers with market
                                                                    capitalizations of more
                                                                    than $200 million
---------------------------------------------------------------------------------------------------------
Cadence Capital CCM Focused Growth  Long-term growth of capital     Common stocks of          45-65
Management                                                          companies in the Russell
                                                                    1000 Growth Index with
                                                                    market capitalizations
                                                                    of at least $100 million.
                -----------------------------------------------------------------------------------------
                CCM Capital         Growth of capital               Common stocks of          75-95
                Appreciation                                        companies with market
                                                                    capitalizations of at
                                                                    least $1 billion that
                                                                    have improving
                                                                    fundamentals and whose
                                                                    stock is reasonably
                                                                    valued by the market
                -----------------------------------------------------------------------------------------
                CCM Mid-Cap         Growth of capital               Common stocks of          75-95
                                                                    companies with medium
                                                                    market capitalizations
                                                                    (more than $500 million
                                                                    but excluding the
                                                                    200 largest
                                                                    capitalization companies)
                -----------------------------------------------------------------------------------------
                CCM Emerging        Long-term growth of capital     Common stocks of          75-95
                Companies                                           companies with market
                                                                    capitalizations that
                                                                    rank in the lower 50% of
                                                                    the Russell 2000 Index
                                                                    (but at least $100
                                                                    million) that have
                                                                    improving fundamentals
                                                                    and whose stock is
                                                                    reasonably valued by the
                                                                    market
---------------------------------------------------------------------------------------------------------


4   PIMCO Funds: Multi-Manager Series

                                                                                                         Approximate
                                                                                                         Number of
Sub-Adviser    Fund                         Investment Objective               Main Investments          Holdings
--------------------------------------------------------------------------------------------------------------------
NFJ Investment NFJ Equity Income            Current income as a primary        Income producing common     40-50
Group                                       objective; long-term growth of     stocks of companies with
                                            capital is a secondary objective   market capitalizations
                                                                               of more than $2 billion
               -----------------------------------------------------------------------------------------------------
               NFJ Basic Value              Long-term growth of capital and    Common stocks of             40
                                            income                             companies with market
                                                                               capitalizations of more
                                                                               than $2 billion that are
                                                                               undervalued relative to
                                                                               the market and their
                                                                               industry groups
               -----------------------------------------------------------------------------------------------------
               NFJ Small-Cap Value          Long-term growth of capital and    Common stocks of             100
                                            income                             companies with market
                                                                               capitalizations of
                                                                               between $100 million and
                                                                               $1.5 billion and
                                                                               below-average
                                                                               price-to-earnings ratios
                                                                               relative to the market
                                                                               and their industry groups
--------------------------------------------------------------------------------------------------------------------
Parametric     PPA Tax-Efficient Equity     Maximum after-tax growth of        A broadly diversified     More than
Portfolio                                   capital                            portfolio of at least        200
Associates                                                                     200 common stocks of
                                                                               companies represented in
                                                                               the S&P 500 Index with
                                                                               market capitalizations
                                                                               of more than $5 billion
               -----------------------------------------------------------------------------------------------------
               PPA Tax-Efficient Structured Long-term growth of capital;       Common stocks of          More than
               Emerging Markets             the Fund also seeks to achieve     companies located in, or     300
                                            superior after-tax returns for its whose principal business
                                            shareholders by using a variety    operations are based in,
                                            of tax-efficient management        emerging markets
                                            strategies
--------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Growth Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Growth Fund". In addition, the Micro-Cap and CCM Mega-Cap Funds recently changed their names to the "PPA Emerging Companies Fund" and "CCM Focused Growth Fund," respectively.



                                                                  Prospectus 5

               PIMCO PEA Value Fund                Ticker Symbols:
                                                   PDLIX (Inst. Class)
                                                   PVLAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization More than $5 billion
                      and income                        stocks with improving business
                                                        fundamentals

                                                        Approximate Number of Holdings    Dividend Frequency
                                                        35-50                             At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Currency Risk            .Management Risk
          .Issuer Risk              .Focused Investment Risk  .Leveraging Risk
          .Value Securities Risk    .Credit Risk              .Derivatives Risk
          .Foreign Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (8/21/97), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
-------------------------------------------------- ------------------------------------
                                                   1/1/03-9/30/03               [    ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)

                                                   ------------------------------------
                                                   Highest (2nd Qtr. '99)        17.92%
                                                   ------------------------------------
                                                   Lowest (3rd Qtr. '98)        -13.23%

                                     [CHART]

 1993    1994    1995    1996    1997    1998
          1999    2000    2001    2002
 ------  ------  ------  ------  ------  ------
          -----  ------  ------  ------
 16.41%  -4.07%  38.91%  20.34%  26.21%  10.17%
          4.30%  31.02%  15.70%  [   ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                    Fund Inception
                                                          1 Year   5 Years 10 Years (12/30/91)/(4)/
---------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                   [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/   [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/                [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
Administrative Class                                       [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/                              [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                  [    ]% [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of
    Fund shares at the end of the measurement period. After-tax returns are for Institutional
    Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time.
    It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges).
  The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.45%    None           [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.45     0.25%          [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $[    ]  $[    ]        $[    ]       $[    ]
-----------------------------------------------------------------------------------------------------------------
Administrative                                                [    ]   [    ]         [    ]        [    ]
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO PEA Renaissance Fund                Ticker Symbols:
                                                         PRNIX (Inst. Class)
                                                         PRAAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                                                        Approximate Number of Holdings    At least annually
                                                        50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Foreign Investment Risk  .Leveraging Risk
             .Issuer Risk            .Currency Risk            .Credit Risk
             .Value Securities Risk  .Derivatives Risk         .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class shares (12/30/97) and Administrative
               Class shares (8/31/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges (loads) and lower distribution and/or service
               (12b-1) fees (if any) and administrative fees. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              ------------------------------------
                                                                              1/1/03-9/30/03            [    ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                              ------------------------------------
                                                                              Highest (4th Qtr. '01)     21.32%
                                                                              ------------------------------------
                                                                              Lowest (3rd Qtr. '98)     -16.52%
                                        [CHART]

 1993    1994    1995    1996    1997    1998   1999    2000    2001    2002
------  ------  ------  ------  ------  ------  -----  ------  ------  ------
22.62%  -3.95%  29.06%  25.82%  36.42%  11.83%  9.80%  38.22%  19.87%   [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                 Fund Inception
                                                       1 Year   5 Years 10 Years (4/18/88)/(4)/
-----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                     [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/             [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Administrative Class                                    [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                        [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/               [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Distribution                    Total Annual
                                       Advisory     and/or Service    Other         Fund Operating
Share Class                            Fees         (12b-1) Fees      Expenses/(1)/ Expenses
--------------------------------------------------------------------------------------------------
Institutional                          0.60%        None              [    ]%       [    ]%
--------------------------------------------------------------------------------------------------
Administrative                         0.60         0.25%             [    ]        [    ]
--------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees'
    expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                            Year 1       Year 3            Year 5        Year 10
--------------------------------------------------------------------------------------------------
Institutional                          $[    ]      $[    ]           $[    ]       $[    ]
--------------------------------------------------------------------------------------------------
Administrative                          [    ]       [    ]            [    ]        [    ]
--------------------------------------------------------------------------------------------------


                                                                  Prospectus 9

               PIMCO PEA Growth & Income Fund                Ticker Symbols:
                                                             PMEIX (Inst. Class)
                                                             PGOIX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective      Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of Medium and large capitalization Greater than $5 billion
                      capital and current       common stocks
                      income                                                    Dividend Frequency
                                                Approximate Number of Holdings  Quarterly
                                                40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk             .Foreign Investment Risk  .Credit Risk
           .Issuer Risk             .Currency Risk            .Management Risk
           .Value Securities Risk   .Focused Investment Risk  .Derivatives Risk
           .Growth Securities Risk  .Technology Related Risk  .Leveraging Risk
           .Smaller Company Risk    .Fixed Income Risk
           .Liquidity Risk          .High Yield Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class Shares. For periods prior to 4/16/01, performance information shown in the Average Annual Total
               Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2002; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


10  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class              More Recent Return Information
                                                                ------------------------------------
                                                                1/1/03-9/30/03            [    ]%

                                                                Highest and Lowest Quarter Returns
                                                                (for periods shown in the bar chart)
                                                                ------------------------------------
                                                                Highest (4th Qtr. '99)     40.12%
                                                                ------------------------------------
                                                                Lowest (3rd Qtr. '01)     -21.95%
                                        [CHART]

 1995    1996    1997    1998    1999    2000     2001    2002
------  ------  ------  ------  ------  ------  -------  ------
31.72%  17.31%  16.22%  29.89%  51.81%  19.79%  -24.56%   [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                 Fund Inception
                                              1 Year    5 Years  (12/28/94)/(4)/
--------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                             [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
Administrative Class                            [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
S&P 500 Index/(2)/                              [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/        [    ]%  [    ]%  [    ]%
--------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                    Distribution                     Total Annual
                                       Advisory     and/or Service     Other         Fund Operating
Share Class                            Fees//       (12b-1) Fees       Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                          0.60%        None               [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                         0.60         0.25%              [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees'
    expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                            Year 1       Year 3             Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                          $[    ]      $[    ]            $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                          [    ]       [    ]             [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 11

               PIMCO PEA Growth Fund                Ticker Symbols:
                                                    PGFIX (Inst. Class)
                                                    PGFAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term growth of        Larger capitalization common stocks At least $5 billion
                      capital; income is an incidental
                      consideration                    Approximate Number of Holdings      Dividend Frequency
                                                       35-50                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Currency Risk            .Management Risk
          .Issuer Risk              .Technology Related Risk  .Derivatives Risk
          .Growth Securities Risk   .Focused Investment Risk  .Leveraging Risk
          .Foreign Investment Risk  .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


12  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information

                                                   ------------------------------------
                                                   1/1/03-9/30/03               [    ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)

                                                   ------------------------------------
                                                   Highest (4th Qtr. '99)        36.02%
                                                   ------------------------------------
                                                   Lowest (1st Qtr. '01)        -23.46%
                                     [CHART]

 1993   1994    1995    1996     1997    1998
          1999    2000     2001   2002
 ------  -----  ------  ------   ------  ------
         ------  ------- ------- ------
 10.57%  0.40%  28.91%  18.87%   23.22%  40.47%
          40.87%  -13.63% -28.76%  [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                Fund Inception
                                                       1 Year  5 Years 10 Years (2/24/84)/(4)/
----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/               [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                    [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                          [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Administrative Class                                   [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/             [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.50%    None           [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.50     0.25%          [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees' expenses paid by each class
    during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $[    ]  $[    ]        $[    ]       $[    ]
-----------------------------------------------------------------------------------------------------------------
Administrative                                                [    ]   [    ]         [    ]        [    ]
-----------------------------------------------------------------------------------------------------------------



                                                                  Prospectus 13

               PIMCO PEA Target Fund                Ticker Symbols:
                                                    PFTIX (Inst. Class)
                                                    PTADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Medium capitalization common   Between $1 billion and $10 billion
                      consideration is given to income stocks
                                                                                      Dividend Frequency
                                                       Approximate Number of Holdings At least annually
                                                       up to 100

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk             .Foreign Investment Risk  .Management Risk
           .Issuer Risk             .Currency Risk            .Leveraging Risk
           .Growth Securities Risk  .Technology Related Risk  .Derivatives Risk
           .Smaller Company Risk    .Focused Investment Risk
           .Liquidity Risk          .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


14  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              ----------------------------------
                                                                              1/1/03-9/30/03             [    ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                              ----------------------------------
                                                                              Highest (4th Qtr. '99)      52.78%
                                                                              ----------------------------------
                                                                              Lowest (3rd Qtr. '01)      -27.00%
                                        [CHART]

 1993   1994    1995    1996    1997    1998    1999   2000    2001     2002
------  -----  ------  ------  ------  ------  ------  -----  -------  ------
26.00%  4.28%  32.36%  17.08%  16.84%  24.64%  66.50%  9.68%  -28.34%    [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                            Fund Inception
                                                   1 Year  5 Years 10 Years (12/17/92)/(4)/
-------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/           [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/        [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Administrative Class                               [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                  [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/         [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without
    concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/17/92. Index comparisons begin on
    12/31/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)                None

Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                         Distribution                 Total Annual
                                                Advisory and/or Service Other         Fund Operating
Share Class                                     Fees     (12b-1) Fees   Expenses/(1)/ Expenses
----------------------------------------------------------------------------------------------------
Institutional                                   0.55%    None           [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
Administrative                                  0.55     0.25%          [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees' expenses paid by
   each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                     Year 1   Year 3         Year 5        Year 10
----------------------------------------------------------------------------------------------------
Institutional                                   $[    ]  $[    ]        $[    ]       $[    ]
----------------------------------------------------------------------------------------------------
Administrative                                   [    ]   [    ]         [    ]        [    ]
----------------------------------------------------------------------------------------------------


                                                                  Prospectus 15

               PIMCO PEA Opportunity Fund                Ticker Symbols:
                                                         POFIX (Inst. Class)
                                                         POADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common stocks Less than $2 billion
                      consideration is given to income
                                                       Approximate Number of Holdings       Dividend Frequency
                                                       80-120                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

               The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk           .Credit Risk
..Issuer Risk             .Foreign Investment Risk  .Management Risk
..Growth Securities Risk  .Currency Risk            .Leveraging Risk
..Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
..IPO Risk                .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class and Administrative Class shares
               (3/31/99), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class and Administrative Class shares, including no sales charges
               (loads) and lower administrative fees and other expenses paid by Institutional Class and Administrative Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


16  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                              More Recent Return Information
                                                                                ----------------------------------
                                                                                1/1/03-9/30/03             [    ]%

                                                                                Highest and Lowest Quarter Returns
                                                                                ----------------------------------
                                                                                Highest (4th Qtr. '99)      45.34%
                                                                                ----------------------------------
                                                                                Lowest (3rd Qtr. '01)      -30.90%
                                     [CHART]

 1993    1994    1995    1996    1997   1998    1999     2000     2001   2002
------  ------  ------  ------  ------  -----  ------  -------  ------- -------
37.70%  -3.63%  43.13%  12.83%  -3.65%  2.48%  64.93%  -13.74%  -16.99%  [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                                                 Fund Inception
                                                                                      1 Year    5 Years 10 Years (2/24/84)/(4)/
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                                [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                                [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/        [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
Administrative Class                                                                    [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/                                                          [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/                                              [    ]% [    ]%  [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)                None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.65%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.65       0.25%            [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees' expenses
    paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                              [    ]     [    ]           [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 17

               PIMCO PEA Innovation Fund                Ticker Symbols:
                                                        PIFIX (Inst. Class)
                                                        PIADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no Common stocks of technology-   More than $200 million
                      consideration is given to      related companies
                      income                                                        Dividend Frequency
                                                     Approximate Number of Holdings At least annually
                                                     40-70

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Liquidity Risk           .Derivatives Risk
          .Issuer Risk              .Foreign Investment Risk  .Currency Risk
          .Focused Investment Risk  .Technology Related Risk  .Credit Risk
          .Growth Securities Risk   .Leveraging Risk          .Management Risk
          .Smaller Company Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Institutional Class shares (3/5/99) and Administrative Class shares (3/10/00), performance information shown in the bar chart
               (including the information to its right) and the Average Annual
               Total Returns table for those classes is based on the performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional and Administrative Class shares, including no sales charges (loads) and lower administrative fees (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


18  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class               More Recent Return Information
                                                                 ------------------------------------
                                                                 1/1/03-9/30/03            [    ]%

                                                                 Highest and Lowest Quarter Returns
                                                                 (for periods shown in the bar chart)
                                                                 ------------------------------------
                                                                 Highest (4th Qtr. '99)     79.51%
                                                                 ------------------------------------
                                                                 Lowest (3rd Qtr. '01)     -46.29%
                                        [CHART]

 1995    1996   1997    1998    1999      2000     2001    2002
------  ------  -----  ------  -------  -------  -------  ------
45.89%  24.09%  9.46%  80.11%  140.65%  -28.85%  -44.87%   [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                       Fund Inception
                                                       1 Year  5 years (12/22/94)/(4)/
--------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/               [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                    [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                          [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
Administrative Class                                   [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                            [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/        [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                           None

Redemption Fee (as a percentage of exchange price or amount redeemed)                1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges).
  The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
Share Class                                                  Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.65%    None           [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
Administrative                                               0.65     0.25%          [    ]        [    ]
-----------------------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees' expenses paid by each class
    during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                  Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $[    ]  $[    ]        $[    ]       $[    ]
-----------------------------------------------------------------------------------------------------------------
Administrative                                                [    ]   [    ]         [    ]        [    ]
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO CCM Focused Growth Fund                Ticker Symbols:
                                                            N/A (Inst. Class)
                                                            N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective      Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of Common stocks of companies in the At least $100 million
                      capital                   Russell 1000 Growth Index

                                                Approximate Number of Holdings    Dividend Frequency
                                                45-65                             At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top portion of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 4% of the Fund's investments). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk            . Growth Securities Risk   . Focused Investment Risk
  . Issuer Risk            . Credit Risk              . Management Risk
  . Value Securities Risk  . Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown.
               Performance information shown in the Average Annual Total
               Returns table for the Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


20  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------------------
                                                   1/1/03-9/30/03               [    ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ------------------------------------
                                                   Highest (4th Qtr. '01)        18.14%
                                                   ------------------------------------
                                                   Lowest (1st Qtr. '01)        -27.83%
                                        [CHART]

               2000     2001    2002
             ------  -------  ------
              -4.27%  -32.12%   [ ]%


        Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/02)

                                                                               Fund Inception
                                                             1 Year   3 Years  8/31/99/(4)/
---------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                      [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/      [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                     [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                                          [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                            [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
Lipper Multi-Cap Core/(3)/                                    [    ]%  [    ]% [    ]%
---------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
    Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 8/31/99. Index comparisons begin on 8/31/99.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%            [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                              [    ]     [    ]           [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               PIMCO CCM Capital Appreciation Fund                Ticker Symbols:
                                                                  PAPIX (Inst. Class)
                                                                  PICAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                                              Approximate Number of Holdings      Dividend Frequency
                                              75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (7/31/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


22  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                              More Recent Return Information
                                                                                ------------------------------------
                                                                                1/1/03-9/30/03            [    ]%

                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
                                                                                ------------------------------------
                                                                                Highest (4th Qtr. '99)     23.43%
                                                                                ------------------------------------
                                                                                Lowest (1st Qtr. '01)     -15.11%
                                        [CHART]

 1993   1994    1995    1996    1997    1998    1999    2000     2001     2002
------ ------  ------  ------  ------  ------  ------  ------  -------  -------
17.70% -4.26%  37.14%  26.79%  34.22%  17.59%  22.30%  14.02%  -18.89%   [ ]%


        Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/02)
                                                                                  Fund Inception
                                                         1 Year  5 Years 10 Years (3/8/91)(4)
------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Administrative Class                                     [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                       [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                 [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative
    Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid                                            None
directly from your investment)

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                   Distribution                      Total Annual
                                     Advisory      and/or Service      Other         Fund Operating
Share Class                          Fees          (12b-1) Fees        Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                        0.45%         None                [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                       0.45          0.25%               [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees'
    expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                          Year 1        Year 3              Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                        $[    ]       $[    ]             $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                        [    ]        [    ]              [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 23

               PIMCO CCM Mid-Cap Fund                Ticker Symbols:
                                                     PMGIX (Inst. Class)
                                                     PMCGX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common   More than $500 million (excluding
                                              stocks                         the 200 largest capitalization
                                                                             companies)
                                              Approximate Number of Holdings
                                              75-95                          Dividend Frequency
                                                                             At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Market Risk            .Growth Securities Risk  .Focused Investment Risk
      .Issuer Risk            .Smaller Company Risk    .Credit Risk
      .Value Securities Risk  .Liquidity Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (11/30/94), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


24  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information
                                                                               ----------------------------------
                                                                               1/1/03-9/30/03             [    ]%

                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
                                                                               ----------------------------------
                                                                               Highest (1st Qtr. '00)      23.82%
                                                                               ----------------------------------
                                                                               Lowest (3rd Qtr. '98)      -14.40%

                                        [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000     2001   2002
------  ------  ------  ------  ------  ------  ------  ------  ------- ------
15.77%  -2.36%  37.29%   23.36% 34.17%   7.93%  12.98%  28.44%  -19.35%  [ ]%


    Calendar Year End (through (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                     Fund Inception
                                            1 Year  5 Years 10 Years (8/26/91)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before
 Taxes/(1)/                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes
 on Distributions/(1)/                      [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes
 on
 Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Administrative Class                        [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                  [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/      [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on
    8/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within
  30 days of acquisition (including acquisitions through exchanges). The Redemption
  Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                     Distribution                Total Annual
                                        Advisory     and/or Service    Other     Fund Operating
Share Class                             Fees         (12b-1) Fees      Expenses  Expenses
-----------------------------------------------------------------------------------------------
Institutional                           0.45%        None              [    ]%   [    ]%
-----------------------------------------------------------------------------------------------
Administrative                          0.45         0.25%             [    ]%   [    ]%
-----------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee and [    ]% in trustees'
    expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                             Year 1       Year 3            Year 5    Year 10
-----------------------------------------------------------------------------------------------
Institutional                           $[    ]      $[    ]           $[    ]   $[    ]
-----------------------------------------------------------------------------------------------
Administrative                           [    ]       [    ]            [    ]    [    ]
-----------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO CCM Emerging Companies Fund                Ticker Symbols:
                                                                PMCIX (Inst. Class)
                                                                PMGAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Very small capitalization common Lower 50% of the Russell 2000
                                                        stocks                           Index (but at least $100 million)

                                                        Approximate Number of Holdings   Dividend Frequency
                                                        75-95                            At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with very small market capitalizations (which the portfolio managers define as companies with market capitalizations of at least $100 million and whose market capitalizations rank in the lower 50% of the Russell 2000 Index
               ($[    ] million or less as of September 30, 2003)) that have
               improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               The portfolio managers define "emerging companies" as companies which they believe have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the portfolio management team primarily considers companies in the U.S. market with market capitalizations of at least $100 million and whose market capitalizations rank in the lower 50% of the Russell 2000 Index
               ($[    ] million or less as of September 30, 2003). The team
               screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 3% of the Fund's investments). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Smaller Company Risk     .Focused Investment Risk
    .Issuer Risk             .IPO Risk                 .Credit Risk
    .Value Securities Risk   .Liquidity Risk           .Management Risk
    .Growth Securities Risk  .Technology Related Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (4/1/96), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service
               (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


26  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                   More Recent Return Information
                                                                     ------------------------------------
                                                                     1/1/03-9/30/03            [    ]%

                                                                     Highest and Lowest Quarter Returns
                                                                     (for periods shown in the bar chart)
                                                                     ------------------------------------
                                                                     Highest (4th Qtr. '01)     26.11%
                                                                     ------------------------------------
                                                                     Lowest (3rd Qtr. '98)     -20.71%
                                        [CHART]

1994    1995    1996    1997    1998   1999    2000    2001    2002
-----  ------  ------  ------  ------  -----  ------  ------  ------
1.02%  36.25%  23.83%  36.69%  -3.88%  5.43%  17.81%  10.00%   [ ]%


        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                         Fund Inception
                                                         1 Year  5 Years (6/25/93)/(4)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Administrative Class                                     [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                                  [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Average/(3)/                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The Russell 2000 Index is a capitalized weighted broad based index of small capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 6/25/93. Index comparisons begin on 6/30/93.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                     Distribution                    Total Annual
                                         Advisory    and/or Service    Other         Fund Operating
Share Class                              Fees        (12b-1) Fees      Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                            1.25%       None              [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                           1.25        0.25%             [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class and [    ]% in
    trustees' expenses paid by the Institutional Class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1      Year 3            Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                            $[    ]     $[    ]           $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                            [    ]      [    ]            [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO NFJ Equity Income Fund                Ticker Symbols:
                                                           NFJEX (Inst. Class)
                                                           N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                     Approximate Capitalization
and Strategies        Seeks current income as a primary Income producing common stocks Range
                      objective; long-term growth of    with potential for capital     More than $2 billion
                      capital is a secondary objective  appreciation
                                                                                       Dividend Frequency
                                                        Approximate Number of Holdings Quarterly
                                                        40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) shows performance of the Fund's Institutional Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


28  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/03-9/30/03             [    ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (2nd Qtr. '01)      12.07%

                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.11%
                                       [CHART]

                   2001    2002
                  ------  ------
                  16.40%   [  ]%


    Calendar Year End (through (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                     Fund Inception
                                                             1 Year  (5/8/00)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]%
-----------------------------------------------------------------------------------
Administrative Class                                         [    ]% [    ]%
-----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           [    ]% [    ]%
-----------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                      [    ]% [    ]%
-----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks.
   It is not possible to invest directly in the index.
(3)The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                     Distribution                    Total Annual
                                         Advisory    and/or Service    Other         Fund Operating
Share Class                              Fees        (12b-1) Fees      Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                            0.45%       None              [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                           0.45        0.25%             [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee, [    ]% in interest expenses and
   [    ]% in trustees' expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1      Year 3            Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                            $[    ]     $[    ]           $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                            [    ]      [    ]            [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 29

               PIMCO NFJ Basic Value Fund                Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization common More than $2 billion
                      and income                        stocks
                                                                                                 Dividend Frequency
                                                        Approximate Number of Holdings           Quarterly
                                                        40

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) and the Average Annual
               Total Returns table show performance of the Fund's Institutional
               Class shares. The Fund's Administrative Class shares were not outstanding during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


30  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ----------------------------------
                                                   1/1/03-9/30/03             [    ]%

                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
                                                   ----------------------------------
                                                   Highest (4th Qtr. '01)      11.45%
                                                   ----------------------------------
                                                   Lowest (3rd Qtr. '01)       -8.18%
                                        [CHART]

                   2001    2002
                  ------  ------
                  12.82%   [ ]%


        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                          Fund Inception
                                                                                 1 Year   (5/8/00)/(4)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                          [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                          [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/  [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
Administrative Class                                                              [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                                  [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                                         [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%            [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.25% Administrative Fee paid by each class and [    ]% in
   trustees' expenses paid by the Institutional Class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                              [    ]     [    ]           [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 31

               PIMCO NFJ Small-Cap Value Fund                Ticker Symbols:
                                                             PSVIX (Inst. Class)
                                                             PVADX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and $1.5 billion
                      and income                        common stocks                      (1.8 billion effective 11/30/03)

                                                        Approximate Number of Holdings     Dividend Frequency
                                                        100                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk            .Liquidity Risk           .Management Risk
..Issuer Risk            .Focused Investment Risk  .Derivatives Risk
..Value Securities Risk  .Credit Risk              .Leveraging Risk
..Smaller Company Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares. For periods prior to the inception of Administrative Class shares (11/1/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's
               Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


32  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              ------------------------------------
                                                                              1/1/03-9/30/03               [    ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                              ------------------------------------
                                                                              Highest (2nd Qtr. '99)        16.39%
                                                                              ------------------------------------
                                                                              Lowest (3rd Qtr. '99)        -18.61%
                                     [CHART]

1993   1994     1995    1996    1997    1998    1999    2000    2001    2002
-----  ------  ------  ------  ------  ------  ------  ------  ------  ------
13.84% -3.69%  25.47%  27.72%  35.02%  -9.16%  -6.40%  21.65%  19.12%   [ ]%


        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                   Fund Inception
                                          1 Year  5 Years 10 Years (10/1/91)/(4)/
---------------------------------------------------------------------------------
Institutional Class -- Before
 Taxes/(1)/                               [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
Institutional Class -- After
 Taxes on Distributions/(1)/              [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
Institutional Class -- After
 Taxes on Distributions and
 Sale of Fund Shares/(1)/                 [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
Administrative Class                      [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
Russell 2000 Index/(2)/                   [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average/(3)/ [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
    Fund shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for
    Administrative Class shares will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than
    250% of the dollar-weighted median market capitalization of the
    S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on
    9/30/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                        Distribution
                                                        and/
                                                        or Service                 Total Annual
                                            Advisory    (12b-          Other       Fund Operating
Share Class                                 Fee         1) Fees        Expenses(1) Expenses
-------------------------------------------------------------------------------------------------
Institutional                               0.60%       None           [    ]%     [    ]%
-------------------------------------------------------------------------------------------------
Administrative                              0.60        0.25%          [    ]      [    ]
-------------------------------------------------------------------------------------------------
(1) Other Expenses reflects a 0.25% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

Share Class                                 Year 1      Year 3         Year 5      Year 10
-------------------------------------------------------------------------------------------------
Institutional                               $[    ]     $[    ]        $[    ]     $[    ]
-------------------------------------------------------------------------------------------------
Administrative                               [    ]      [    ]         [    ]      [    ]
-------------------------------------------------------------------------------------------------


                                                                  Prospectus 33

               PIMCO PPA Tax-Efficient Equity Fund                Ticker Symbols:
                                                                  N/A (Inst. Class)
                                                                  PTXAX (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks maximum after-tax growth A portion of the common stocks   More than $5 billion
                      of capital                     represented in the S&P 500 Index
                                                                                      Dividend Frequency
                                                     Approximate Number of Holdings   At least annually
                                                     More than 200

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. At least 80% of the Fund's assets will generally be invested in equity securities. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivative instruments, primarily for risk management and hedging purposes.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Focused Investment Risk  .Management Risk
..Issuer Risk             .Leveraging Risk          .Leveraging Risk
..Value Securities Risk   .Credit Risk              .Derivatives Risk
..Growth Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Administrative Class shares. For periods prior to the inception of Institutional Class shares (7/2/99) and Administrative Class shares (9/30/98), performance information shown in the bar chart
               (including the information to its right) and in the Average
               Annual Total Returns table for those classes is based on the performance of the Fund's Class D shares, which are offered in a different prospectus. The prior Class D performance has been adjusted to reflect that there are lower administrative fees and other expenses paid by Institutional Class and Administrative
               Class shares (including no distribution and/or service (12b-1) fees paid by Institutional Class shares). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


34  PIMCO Funds: Multi-Manager Series


Calendar Year Total Returns -- Administrative Class More Recent Return Information
                                                    ------------------------------------
                                                    1/1/03-9/30/03               [    ]%

                                                    Highest and Lowest Quarter Returns
                                                    (for periods shown in the bar chart)
                                                    ------------------------------------
                                                    Highest (4th Qtr. '98)        15.15%
                                                    ------------------------------------
                                                    Lowest (3rd Qtr. '01)        -15.32%
                                        [CHART]

           1999    2000     2001    2002
         ------  ------  -------  ------
          17.66%  -9.52%  -12.67%   [ ]%

         Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                     Fund Inception
                                                             1 Year  (7/10/98)/(4)/
-----------------------------------------------------------------------------------
Administrative Class -- Before Taxes/(1)/                    [    ]% [    ]%
-----------------------------------------------------------------------------------
Administrative Class -- After Taxes on Distributions/(1)/    [    ]% [    ]%
-----------------------------------------------------------------------------------
Administrative Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]%
-----------------------------------------------------------------------------------
Institutional Class                                          [    ]% [    ]%
-----------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           [    ]% [    ]%
-----------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                     [    ]% [    ]%
-----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Administrative Class shares only. After-tax returns for Institutional Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fun Operating Expenses (expenses that are deducted from Fund assets):

                                                     Distribution                  Total Annual
                                         Advisory    and/or Service    Other       Fund Operating
Share Class                              Fee         (12b-1) Fees      Expenses(1) Expenses
-------------------------------------------------------------------------------------------------
Institutional                            0.45%       None              [    ]%     [    ]%
-------------------------------------------------------------------------------------------------
Administrative                           0.45        0.25%             [    ]      [    ]
-------------------------------------------------------------------------------------------------
1) Other Expenses reflects a 0.25% Administrative Fee and  [    ]% in trustees'
   expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distribution, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                               Year 1      Year 3            Year 5     Year 10
-------------------------------------------------------------------------------------------------
Institutional                            $[    ]     $[    ]           $[    ]     $[    ]
-------------------------------------------------------------------------------------------------
Administrative                            [    ]      [    ]            [    ]      [    ]
-------------------------------------------------------------------------------------------------


                                                                  Prospectus 35

               PIMCO PPA Tax-Efficient Structured             Ticker Symbols:
                  Emerging Markets Fund                       PEFIX (Inst. Class)
                                                              N/A (Admin. Class)

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Common stocks of emerging      All capitalizations
                      the Fund also seeks to achieve     market issuers
                      superior after-tax returns for its
                      shareholders by using a variety of
                      tax-efficient management
                      strategies

                                                         Approximate Number of Holdings Dividend Frequency
                                                         More than 300                  At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets. The Fund is normally exposed to roughly 20 emerging market countries and invests in more than 300 stocks. The Fund invests most of its assets in foreign securities which trade primarily in currencies other than the U.S. dollar and may also invest directly in foreign currencies.

               The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporation's Investable Composite Index or the MSCI Emerging Markets Free Index. The portfolio managers may identify other emerging market countries on the basis of market capitalization and liquidity, as well as their inclusion (or consideration for inclusion) as emerging market countries in other broad-based market indexes.

               The portfolio managers follow a disciplined and systematic investment process that emphasizes diversification and fairly consistent allocation among countries, industries and issuers. They select countries based on factors such as level of economic development (with emphasis on GNP per capita and local economic diversification) and the maturity of equity markets in the country (with emphasis on freedom of investment flows and development of legal, regulatory, banking and settlement systems). They assign equal weight to most countries represented in the portfolio unless the size of a country's equity market is prohibitive. Countries with smaller equity markets (i.e., less than $5 billion of market capitalization) are assigned one-half the weight of countries with larger equity markets. The portfolio managers divide all issuers in each eligible country into the following five broad economic sector groups: financial, industrial, consumer, utilities and natural resources. The Fund attempts to maintain exposure across all five sectors in each country. The portfolio managers purchase and sell individual stocks based on such factors as liquidity, industry representation, performance relative to industry and long-term profitability. A stock may also be sold when the portfolio managers believe its relative weighting in the portfolio has become excessive.

               Aside from certain cash management practices, the Fund intends to invest substantially all of its assets in common stocks and other equity and equity-linked securities (including preferred stocks and convertible securities) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivatives.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Foreign Investment Risk  .Value Securities Risk   .Focused Investment Risk
..Emerging Markets Risk    .Growth Securities Risk  .Leveraging Risk
..Currency Risk            .Smaller Company Risk    .Credit Risk
..Market Risk              .Liquidity Risk          .Management Risk
..Issuer Risk              .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


36  PIMCO Funds: Multi-Manager Series

               PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (continued)

--------------------------------------------------------------------------------
Performance    Shown below is summary performance information for the Fund in a
Information    bar chart and an Average Annual Total Returns table. The
               information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, but the returns do not reflect the impact of a 1.00% Fund Reimbursement Fee charged both at the time of purchase and at the time of redemption. If they did, the returns would be lower than those shown. The Fund's
               Administrative Class shares were not outstanding during the periods shown. Performance information shown in the Average
               Annual Total Returns table for Administrative Class shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative
               Class shares. Unlike the bar chart, performance figures for Institutional Class and Administrative Class shares in the Average Annual Total Returns table reflect the impact of Fund
               Reimbursement Fees. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class      More Recent Return Information
                                                        -----------------------
                                     [CHART]            1/1/03-9/30/03               [    ]%

            1999     2000     2001    2002              Highest and Lowest Quarter Returns
           ------  --------  ------  ------             (for periods shown in the bar chart)
           72.61%  -29.14%   -0.11%   [ ]%              -----------------------
                                                        Highest (2nd Qtr. '99)        32.77%
          Calendar Year End (through 12/31)             -----------------------
                                                        Lowest (1st Qtr. '01)        -16.56%

Average Annual Total Returns (for periods ended 12/31/02)

                                                                     Fund Inception
                                                             1 Year  (6/30/98)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]%
-----------------------------------------------------------------------------------
Administrative Class                                         [    ]% [    ]%
-----------------------------------------------------------------------------------
IFC Investable Composite Index/(2)/                          [    ]% [    ]%
-----------------------------------------------------------------------------------
Lipper Emerging Markets Fund Average/(3)/                    [    ]% [    ]%
-----------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
    After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2) The IFC Investable Composite Index is an unmanaged index representing the movements of stock prices and total returns in emerging stock markets taking into consideration foreign investment restrictions and stock screening for minimum size and liquidity. It is not possible to invest directly in the index.
(3) The Lipper Emerging Markets Fund Average is a total return performance average of funds tracked by Lipper, Inc. that have an investment objective of long-term capital appreciation through investing at least 65% of their total assets in "emerging markets" (as determined by a country's GNP per capita or other economic measures) securities. It does not take into account sales charges.
(4) The Fund began operations on 6/30/98. Index comparisons begin on 6/30/98.


                                                                  Prospectus 37

               PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (continued)

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                                  None

Fund Reimbursement Fee (as a percentage of offering or exchange price or amount redeemed)   1.00%*
* Unless a waiver applies, you will be charged a "Fund Reimbursement Fee" when you purchase, sell
  (redeem) or exchange Institutional Class or Administrative Class shares of the Fund. The fee will be equal to 1.00% of the net asset value of the shares purchased, redeemed or exchanged. Fund
  Reimbursement Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges-- Fund Reimbursement Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                                 Distribution
                                                                 and/
                                                                 or Service                 Total Annual
                                                        Advisory (12b-1)      Other         Fund Operating
Share Class                                             Fees     Fees         Expenses/(1)/ Expenses
----------------------------------------------------------------------------------------------------------
Institutional                                           0.45%    None         [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Administrative                                          0.45     0.25%        [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee, [    ]% in interest expenses and [    ]% in
   trustees' expenses paid by each class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional
Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.*

Assuming you redeem your shares at the end of each period.

Share Class                                             Year 1   Year 3       Year 5        Year 10
----------------------------------------------------------------------------------------------------------
Institutional                                           [    ]%  [    ]%      [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Administrative                                          [    ]%  [    ]%      [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------

Assuming you do not redeem your shares.

Share Class                                             Year 1   Year 3       Year 5        Year 10
----------------------------------------------------------------------------------------------------------
Institutional                                           $[    ]  $[    ]      $[    ]       $[    ]
----------------------------------------------------------------------------------------------------------
Administrative                                           [    ]   [    ]       [    ]        [    ]
----------------------------------------------------------------------------------------------------------
 *The Examples assume the payment of a 1.00% Fund Reimbursement Fee both at the time of purchase and at the time of redemption even though such fees may be waived for certain investors. See "Purchases,
  Redemptions and Exchanges--Fund Reimbursement Fees."


38  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks



               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The PEA Value, PEA Renaissance, PEA Growth &
               Income, CCM Focused Growth, CCM Capital Appreciation, CCM
               Mid-Cap, CCM Emerging Companies, NFJ Equity Income, NFJ Basic
               Value, NFJ Small-Cap Value, PPA Tax-Efficient Equity and PPA
               Tax-Efficient Structured Emerging Markets Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager believes will experience relatively rapid
Risk           earnings growth. The PEA Growth & Income, PEA Growth, PEA
               Target, PEA Opportunity, PEA Innovation, CCM Focused Growth, CCM
               Capital Appreciation, CCM Mid-Cap, CCM Emerging Companies, PPA
               Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging
               Markets Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The CCM Emerging Companies
               Fund, in particular, and the PEA Innovation, PEA Opportunity and NFJ Small-Cap Value Funds generally have substantial exposure to this risk. The PEA Growth & Income, PEA Target and CCM Mid-Cap
               Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the PEA Innovation Fund, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be


                                                                  Prospectus 39
               lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All of the Funds except the CCM Focused Growth, CCM Capital
Risk           Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds may
               use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Technology Related Risk. Because the PEA Innovation Fund concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest a substantial portion of their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     PPA Tax-Efficient Structured Emerging Markets Fund, may
Investment     experience more rapid and extreme changes in value than Funds
Risk           that invest exclusively in securities of U.S. issuers or
               securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the PPA Tax-Efficient Structured
               Emerging Markets Fund, invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The PPA
               Tax-Efficient Structured Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. In addition, the risks associated with investing in a narrowly defined geographic area
               (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The PPA Tax-Efficient Structured Emerging Markets Fund is particularly sensitive to currency risk. Currency rates in foreign


40  PIMCO Funds: Multi-Manager Series
               countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds that are "non-diversified" because they invest in a
               relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The PPA Tax-Efficient Structured Emerging Markets Fund may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.
               Similarly, the PEA Innovation Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because the fund normally "concentrates" its investments in those companies.
               Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the PPA
               Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging
               Markets Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PEA Growth & Income
               Fund is particularly sensitive to this risk because it may invest a significant portion of its assets in interest rate sensitive securities such as corporate bonds.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The PEA Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

               An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


                                                                  Prospectus 41

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[    ] billion in assets under
               management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below. The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               For the fiscal year ended June 30, 2003, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

   Fund                                                         Advisory Fees
   --------------------------------------------------------------------------
   PEA Value, CCM Focused Growth, CCM Capital Appreciation,
    CCM Mid-Cap, NFJ Equity Income, NFJ Basic Value, PPA Tax-
    Efficient Equity and PPA Tax-Efficient Structured Emerging
    Markets Funds                                                   0.45%
   PEA Growth Fund                                                  0.50%
   PEA Target Fund                                                  0.55%
   PEA Renaissance, PEA Growth & Income and NFJ Small-Cap
    Value Funds                                                     0.60%
   PEA Opportunity and PEA Innovation Funds                         0.65%
   CCM Emerging Companies Fund                                      1.25%

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Institutional and
Fees Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Institutional and Administrative Class shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

     Fund                                               Administrative Fees
     ----------------------------------------------------------------------
     PPA Tax-Efficient Structured Emerging Markets Fund        0.50%
     All Other Funds                                           0.25%


42  PIMCO Funds: Multi-Manager Series

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages and its investment specialty.

Sub-Adviser*                                   Funds
-----------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                      PEA Value, PEA Renaissance, PEA Growth &
("PIMCO Equity Advisors")                      Income, PEA Growth, PEA Target, PEA Opportunity
1345 Avenue of the Americas, 50th Floor        and PEA Innovation
New York, NY 10105
Cadence Capital Management LLC ("Cadence")     CCM Focused Growth, CCM Capital Appreciation,
265 Franklin Street, 11th Floor                CCM Mid-Cap and CCM Emerging Companies
Boston, MA 02110
NFJ Investment Group L.P. ("NFJ")              NFJ Equity Income, NFJ Basic Value and
2121 San Jacinto, Suite 1840                   NFJ Small-Cap Value
Dallas, TX 75201
Parametric Portfolio Associates ("Parametric") PPA Tax-Efficient Equity and PPA Tax-Efficient
1151 Fairview Avenue N.                        Structured Emerging Markets
Seattle, WA 98109

Sub-Adviser*                                   Investment Specialty
----------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                      Disciplined approach to identifying quality
("PIMCO Equity Advisors")                      growth and/or undervalued companies
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
Cadence Capital Management LLC ("Cadence")     A blend of growth companies whose stock is
265 Franklin Street, 11th Floor                reasonably valued by the market
Boston, MA 02110
NFJ Investment Group L.P. ("NFJ")              Value stocks that the Sub-Adviser believes are
2121 San Jacinto, Suite 1840                   undervalued and/or offer above-average
Dallas, TX 75201                               dividend yields
Parametric Portfolio Associates ("Parametric") Stocks, using quantitatively driven fundamental
1151 Fairview Avenue N.                        analysis and economic methods, with a
Seattle, WA 98109                              specialty in tax-efficient products

               --------
              * Each of the Sub-Advisers (except for Parametric) is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30,
               2003, of approximately $[    ] billion.


                                                                  Prospectus 43

               The following individuals at PIMCO Equity Advisors have or share primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for each of the PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds prior to March 6, 1999, for the PEA Renaissance Fund prior to May 7, 1999, for the PEA Growth & Income Fund prior to July 1, 1999, and for the PEA Value Fund prior to May 8, 2000.

Fund                Portfolio Manager(s) Since Recent Professional Experience
-------------------------------------------------------------------------------------------------------------------------
PEA Value           John K. Schneider    5/00  Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of
                                               America, he was a partner and Portfolio Manager of Schneider Capital
                                               Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity
                                               Policy Committee and Director of Research at Newbold's Asset
                                               Management from 1991 to 1996.

PEA Renaissance     Mr. Schneider        5/99  See above.

PEA Growth & Income Kenneth W. Corba     7/99  Managing Director and Chief Investment Officer of PIMCO Equity Advisors
                                               and a Member of the Management Board of ADAM of America. Prior to
                                               joining ADAM of America, he was with Eagle Asset Management from
                                               1995 to 1998, serving in various capacities including as Chief Investment
                                               Officer and Portfolio Manager. He was with Stein Roe and Farnham Inc.
                                               from 1984 to 1995, serving in various capacities including as Director of the Capital Management Group, Senior Vice President and Portfolio
                                               Manager.

PEA Growth          Mr. Corba            5/99  See above.

PEA Target          Jeff Parker          3/99  Portfolio Manager and Research Analyst for PIMCO Equity Advisors. Prior
                                               to joining PIMCO Equity Advisors, he managed equity accounts as an
                                               Assistant Portfolio Manager at Eagle Asset Management from 1996 to
                                               1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

PEA Opportunity     Michael Corelli      5/03  Co-Portfolio Manager and Research Analyst for PIMCO Equity Advisors.
                                               Prior to joining PIMCO Equity Advisors in 1999, he was an analyst at
                                               Bankers Trust in the small and mid cap growth group. He received his B.A.
                                               from Bucknell University.

                    Jamie Michaelson     5/03  Co-Portfolio Manager and Research Analyst for PIMCO Equity Advisors.
                                               Prior to joining PIMCO Equity Advisors in 2000, he was an analyst at
                                               Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. He received his B.A. from
                                               Bucknell University.

PEA Innovation      Dennis P. McKechnie  10/98 Portfolio Manager of PIMCO Equity Advisors. Prior to joining ADAM of
                                               America, he was with Columbus Circle Investors from 1987 to 1999, where he managed equity accounts and served in various capacities including as
                                               Portfolio Manager for the Innovation Fund. Mr. McKechnie received his
                                               M.B.A. from Columbia Business School and a degree in electrical engineering from Purdue University.


44  PIMCO Funds: Multi-Manager Series

               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.

Cadence Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined
               assets as of September 30, 2003, of approximately $[    ]
               billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.

Fund               Portfolio Manager(s)                Since       Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------
CCM Focused Growth David B. Breed                      9/99*       Managing Director, Chief Executive Officer, Chief
                                                                   Investment Officer and founding partner of
                                                                   Cadence. Member of the Management Board of PIMCO
                                                                   Funds Advisors. He is a research generalist and
                                                                   has led the team of portfolio managers and
                                                                   analysts since 1988. Mr. Breed has managed
                                                                   separate equity accounts for many institutional
                                                                   clients and has led the team that manages the
                                                                   PIMCO Funds sub-advised by Cadence since those
                                                                   Funds' inception dates.

                   William B. Bannick                  9/99*       Managing Director and Executive Vice President at
                                                                   Cadence. Mr. Bannick is a research generalist and
                                                                   Senior Portfolio Manager for the Cadence team. He
                                                                   has managed separately managed equity accounts
                                                                   for various Cadence institutional clients and has
                                                                   been a member of the team that manages the PIMCO
                                                                   Funds sub-advised by Cadence since joining
                                                                   Cadence in 1992.

                   Katherine A. Burdon                 9/99*       Managing Director and Senior Portfolio Manager at
                                                                   Cadence. Ms. Burdon is a research generalist and
                                                                   has managed separately managed equity accounts
                                                                   for various Cadence institutional clients and has
                                                                   been a member of the team that manages the PIMCO
                                                                   Funds sub-advised by Cadence since joining
                                                                   Cadence in 1993.

CCM Capital        Mr. Breed                           3/91*       See above.
 Appreciation

                   Mr. Bannick                         10/92       See above.

                   Ms. Burdon                          1/93        See above.

CCM Mid-Cap        Mr. Breed                           8/91*       See above.

                   Mr. Bannick and Ms. Burdon    Same as Capital   See above.
                                                 Appreciation Fund

CCM Emerging       Messrs. Breed and Bannick and       6/93*       See above.
 Companies         Ms. Burdon

               --------
              * Since inception of the Fund.


                                                                  Prospectus 45

NFJ NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2003, of
               approximately $[    ] billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund                Portfolio Manager(s)       Since  Recent Professional Experience
----------------------------------------------------------------------------------------------
NFJ Equity Income   Chris Najork               5/00*  Managing Director and founding partner
                                                      of NFJ. He has over 30 years'
                                                      experience encompassing equity research
                                                      and portfolio management. Prior to the
                                                      formation of NFJ in 1989, he was a
                                                      senior vice president, senior portfolio
                                                      manager and analyst at NationsBank,
                                                      which he joined in 1974.

                    Benno J. Fischer           5/00*  Managing Director and founding partner
                                                      of NFJ. He has over 30 years'
                                                      experience in portfolio management,
                                                      investment analysis and research. Prior
                                                      to the formation of NFJ in 1989, he was
                                                      chief investment officer (institutional
                                                      and fixed income), senior vice
                                                      president and senior portfolio manager
                                                      at NationsBank, which he joined in
                                                      1971. Prior to joining NationsBank, Mr.
                                                      Fischer was a securities analyst at
                                                      Chase Manhattan Bank and Clark, Dodge.

                    Jeffrey S. Partenheimer     6/02  Principal at NFJ. He is a Portfolio
                                                      Manager with over 16 years' experience
                                                      in financial analysis, portfolio
                                                      management and large corporate finance.
                                                      Prior to joining NFJ in 1999, he spent
                                                      10 years in commercial banking (8 of
                                                      those years managing investment
                                                      portfolios) and 4 years as a treasury
                                                      director for DSC Communications in
                                                      Plano, Texas. He began his career as a
                                                      financial analyst with First City Bank
                                                      of Dallas in 1985. He is both a CFA and
                                                      a CPA.

NFJ Basic Value     Messrs. Najork and Fischer 5/00*  See above.

                    Paul A. Magnuson           5/00*  Principal at NFJ. He is a Portfolio
                                                      Manager and Senior Research Analyst
                                                      with 16 years' experience in equity
                                                      analysis and portfolio management.
                                                      Prior to joining NFJ in 1992, he was an
                                                      assistant vice president at
                                                      NationsBank, which he joined in 1985.
                                                      Within the Trust Investment Qualitative
                                                      Services Division of NationsBank, he
                                                      was responsible for equity analytics
                                                      and structured fund management.

                    Mr. Partenheimer            6/02  See above.

NFJ Small-Cap Value Mr. Najork                 10/91* See above.

                    Mr. Fischer                10/91* See above.

                    Mr. Magnuson                7/95  See above.

                    E. Clifton Hoover           1/98  Principal at NFJ. He is a Portfolio
                                                      Manager with 16 years' experience in
                                                      financial analysis and portfolio
                                                      management. Prior to joining NFJ in
                                                      1997, he was associated with Credit
                                                      Lyonnais from 1991 to 1997, where he
                                                      served as a vice-president and was
                                                      responsible for the financial analysis
                                                      and portfolio management of a
                                                      diversified portfolio. He began his
                                                      career as a financial analyst with
                                                      NationsBank in 1985.

               --------
              * Since inception of the Fund.


46  PIMCO Funds: Multi-Manager Series

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined
               assets as of September 30, 2003, of approximately $[    ]
               billion.

               The following individuals share primary responsibility for each of the noted Funds.

Fund              Portfolio Manager(s) Since Recent Professional Experience
-----------------------------------------------------------------------------------------------------
PPA Tax-           David Stein         9/98* Managing Director of Parametric. He has been with
 Efficient Equity                            Parametric since 1996 where he leads the investment,
                                             research and product development activities. Previously,
                                             he served in Investment Research at GTE Corporation
                                             from 1995 to 1996, in Equity Research at Vanguard
                                             Group from 1994 to 1995 and in Investment Research at
                                             IBM Corporation from 1977 to 1994.
                   Tom Seto            9/98* Vice President and Portfolio Manager of Parametric.
                                             Since joining Parametric in 1998, he has been
                                             responsible for management of Parametric's active U.S.
                                             equity strategies and has managed structured equity
                                             portfolios. Previously, he was with Barclays Global
                                             Investors from 1991 to 1998, serving in various
                                             capacities including as head of U.S. Equity Index
                                             Investments and Portfolio Manager.
PPA Tax-Efficient  Messrs. Stein       6/98* See above.
Structured         and Seto
 Emerging
Markets
                   Cliff Quisenberry   6/98* Vice President and Global Portfolio Manager of
                                             Parametric. He joined Parametric in 1998 where he
                                             heads international investments in both developed and
                                             emerging markets. Previously, he served as Vice
                                             President and Portfolio Manager at Cutler & Co. from
                                             1990 to 1994 and as a Securities Analyst and Portfolio
                                             Manager at Fred Alger Management from 1987 to 1998.

               --------
              * Since inception of the Fund.

Adviser/Sub-   Shareholders of each Fund (except the NFJ Equity Income, NFJ
Adviser        Basic Value, PEA Innovation, CCM Mid-Cap and CCM Emerging
Relationship   Companies Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 47

               Investment Options --
               Institutional Class and Administrative Class Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Funds in this Prospectus.

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition and a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the PPA Tax-Efficient Structured Emerging Markets Fund. See "Purchases, Redemptions and Exchanges--Redemption Fees" and "--Fund Reimbursement Fees" below.

               Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               .Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

               In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               .Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


48  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

               Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee, except that a 1.00% Fund Reimbursement Fee may apply to transactions involving shares of the PPA Tax-Efficient Structured Emerging Markets Fund. See "Fund Reimbursement Fees" below.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

               .Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Adviser, the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the sub-advisers to the Trusts' Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               .Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               .Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.



                                                                  Prospectus 49

               .Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

               .Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               .Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               .Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the PPA Tax-Efficient Structured Emerging Markets Fund are subject to a "Fund Reimbursement Fee," both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are not paid separately, but are deducted automatically from the amount invested or the amount to be received in connection with a redemption. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions and exchanges of shares acquired by these reinvestments are subject to Fund Reimbursement Fees unless a waiver applies.

               The purpose of the Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of the Fund's shares (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thereby insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.


50  PIMCO Funds: Multi-Manager Series

               Waiver of Fund Reimbursement Fees. Former participants in the Parametric Portfolio Associates Emerging Markets Trust will not be subject to Fund Reimbursement Fees with respect to any shares of the PPA Tax-Efficient Structured Emerging Markets Fund they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such participant through June 30, 1998. Such participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of the Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

               .Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds (except the PPA Tax-Efficient Structured Emerging Markets Fund) will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming      .Redemptions by Mail.  An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

               .Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing


                                                                  Prospectus 51
               or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               .Other Redemption Information. Subject to any applicable Redemption Fees or Fund Reimbursement Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Unless eligible for a waiver, shareholders of the PPA Tax-Efficient Structured Emerging Markets Fund who redeem their shares will pay a Fund Reimbursement Fee equal to 1.00% of the NAV of the shares redeemed. See "Fund Reimbursement Fees" above. Unless eligible for a waiver, shareholders of the other Funds who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

               The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.


52  PIMCO Funds: Multi-Manager Series

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved.
               An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
               Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO
               Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of a Fund for the same class of shares of the PPA Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund acquired in connection with the exchange. Also, shareholders who exchange shares of the PPA Tax-Efficient Structured Emerging Markets Fund for shares of any other Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund redeemed in connection with the exchange. See "Fund Reimbursement Fees" above. Unless eligible for a waiver, shareholders who exchange shares of the other Funds within 30 days of their acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.


                                                                  Prospectus 53

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the PPA Tax-Efficient Structured Emerging Markets Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.


54  PIMCO Funds: Multi-Manager Series

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

            Fund                         At Least Annually Quarterly
            --------------------------------------------------------
            PEA Growth & Income, NFJ
             Equity Income and NFJ Basic
             Value Funds                                       .
            --------------------------------------------------------
            All other Funds                      .
            --------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

               Shareholders do not pay any sales charges or other fees (including Fund Reimbursement Fees) on the receipt of shares received through the reinvestment of Fund distributions. However, shareholders of the PPA Tax-Efficient Structured Emerging Markets Fund who receive additional shares through the reinvestment of distributions will pay a Fund Reimbursement Fee if they subsequently redeem or exchange those shares. See "Purchases, Redemptions and Exchanges--Fund Reimbursement Fees."

               For further information on distribution options, please contact the Trust at 1-800-927-4648.

               Tax Consequences

               .Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds. The PPA Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging Markets Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.


                                                                  Prospectus 55

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the PPA Tax-Efficient Structured Emerging Markets Fund may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of
               Securities and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Aside from the cash management practices described below, the CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap, CCM Emerging Companies and PPA Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times. The PPA Tax-Efficient Structured Emerging Markets Fund normally invests


56  PIMCO Funds: Multi-Manager Series
               substantially all of its assets in common stocks and other equity and equity-linked securities, but may invest up to 5% of its assets in fixed income securities of emerging market issuers. For cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of the Funds listed in this paragraph will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the NFJ Equity Income, NFJ Basic Value and NFJ Small-Cap Value Funds intends to be fully invested in equity securities (aside from cash management practices), except that each of these Funds may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The PEA Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The PEA Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The CCM Emerging Companies Fund, in
Capitalizationsparticular, and the PEA Opportunity and NFJ Small-Cap Value
               Funds generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the PEA Innovation Fund generally has substantial exposure to these risks. The PEA Target, PEA Growth & Income and CCM Mid-Cap
               Funds also have significant exposure to these risks because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the PEA Innovation Fund, may purchase
Public         securities in initial public offerings (IPOs). These securities
Offerings      are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease.


                                                                  Prospectus 57

               The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The PPA Tax-Efficient Structured Emerging Markets Fund normally
(non-U.S.)     invests principally in securities of foreign issuers, securities
Securities     traded principally in securities markets outside the United
               States and/or securities denominated in foreign currencies
               (together, "foreign securities"). The PEA Growth & Income, PEA
               Growth, PEA Target and PEA Opportunity Funds may invest up to
               15% of their respective assets in foreign securities. The PEA
               Value and PEA Renaissance Funds may invest up to 25% of their assets in foreign securities. The PEA Innovation Fund may invest up to 40% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below). The PPA
               Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the PEA Value, PEA Renaissance, PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation and PPA Tax-Efficient Structured Emerging Markets Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in or that trade
Securities     principally in countries with developing (or "emerging market")
               economies. The PPA Tax-Efficient Structured Emerging Markets
               Fund normally invests most of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; technical difficulties and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. The PPA Tax-Efficient Structured Emerging Markets Fund may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be


58  PIMCO Funds: Multi-Manager Series
               particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The PPA
               Tax-Efficient Structured Emerging Markets Fund is particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The PEA Value, PEA Renaissance, PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation and PPA Tax-Efficient Structured Emerging Markets Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the PPA Tax-Efficient Structured Emerging Markets Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The PPA Tax-Efficient Structured Emerging Markets Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The PPA Tax-Efficient Structured Emerging Markets Fund may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. The PEA Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the CCM Focused Growth, CCM Capital
               Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In


                                                                  Prospectus 59
               addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The PEA Value, PEA Renaissance, PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging Markets Funds may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The PPA Tax-Efficient Equity and PPA Tax-Efficient Structured Emerging Markets Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.


60  PIMCO Funds: Multi-Manager Series

               The Funds may invest in equity-linked securities. The PPA
Equity-Linked  Tax-Efficient Structured Emerging Markets Fund may invest up to
Securities     15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
               "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the PEA Growth & Income
               Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities.
               These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.


                                                                  Prospectus 61

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies, such as closed-end management investment companies,
Investment     or in pooled accounts or other investment vehicles which invest
Companies      in foreign markets. As a shareholder of an investment company, a
               Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      With the exception of the PPA Tax-Efficient Equity and PPA
Turnover       Tax-Efficient Structured Emerging Markets Funds, the length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
               Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the PPA Tax-Efficient Equity and PPA
               Tax-Efficient Structured Emerging Markets Funds will generally attempt to limit portfolio turnover as part of their tax-efficient management strategies. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the PEA Growth & Income Fund, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the PEA Renaissance, PEA
Investment     Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA
Objectives and Innovation, CCM Focused Growth, NFJ Equity Income, NFJ Basic
Policies       Value, PPA Tax-Efficient Equity and PPA Tax-Efficient Structured
               Emerging Markets Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval.
               The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


62  PIMCO Funds: Multi-Manager Series

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the CCM Focused Growth, PPA Tax-Efficient Equity, CCM Mid-Cap,
               NFJ Equity Income, NFJ Small Cap Value and PPA Tax-Efficient
               Structured Emerging Markets Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. Please see the
               Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 63

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends
and distributions. This information has been audited by [            ], whose
report, along with each Fund's financial statements, is included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. [To be updated by post-effective amendment.]



                              Net Asset               Net Realized/     Total    Dividends  Distributions
           Year or              Value        Net        Unrealized   Income from  from Net    from Net
           Period             Beginning  Investment   Gain (Loss) on Investment  Investment   Realized
            Ended             of Period Income (Loss)  Investments   Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------------------
PEA Value Fund (i)
  Institutional Class
   06/30/02                    $16.20      $ 0.14 (a)    $ (0.54)(a)   $ (0.40)    $ 0.00      $(1.91)
   06/30/01                     11.42        0.19 (a)       4.71 (a)      4.90      (0.12)       0.00
   06/30/00                     15.30        0.28 (a)      (1.33)(a)     (1.05)     (0.26)      (2.57)
   06/30/99                     15.66        0.28 (a)       1.36 (a)      1.64      (0.28)      (1.72)
   06/30/98                     14.81        0.25 (a)       2.47 (a)      2.72      (0.24)      (1.63)
  Administrative Class
   06/30/02                     16.09        0.09 (a)      (0.54)(a)     (0.45)      0.00       (1.91)
   06/30/01                     11.35        0.15 (a)       4.69 (a)      4.84      (0.10)       0.00
   06/30/00                     15.26        0.24 (a)      (1.33)(a)     (1.09)     (0.25)      (2.57)
   06/30/99                     15.65        0.26 (a)       1.32 (a)      1.58      (0.25)      (1.72)
   08/21/97-06/30/98            15.66        0.19 (a)       1.65 (a)      1.84      (0.22)      (1.63)

PEA Renaissance Fund (ii)
  Institutional Class
   06/30/02                    $19.38      $ 0.10 (a)    $  1.10 (a)   $  1.20     $ 0.00      $(1.32)
   06/30/01                     14.97        0.17 (a)       5.47 (a)      5.64      (0.10)      (1.13)
   06/30/00                     18.23        0.42 (a)      (0.23)(a)      0.19       0.00       (3.45)
   06/30/99                     19.07        0.06 (a)       1.43 (a)      1.49       0.00       (2.33)
   12/30/97-06/30/98            16.73        0.05           2.29          2.34       0.00        0.00
  Administrative Class
   06/30/02                     19.29        0.06 (a)       1.10 (a)      1.16       0.00       (1.32)
   06/30/01                     14.93        0.13 (a)       5.45 (a)      5.58      (0.09)      (1.13)
   06/30/00                     18.18        0.11 (a)       0.09 (a)      0.20       0.00       (3.45)
   08/31/98-06/30/99            15.37        0.02 (a)       5.12 (a)      5.14       0.00       (2.33)

PEA Growth & Income Fund (ii)
  Institutional Class
   06/30/02                    $ 9.25      $ 0.12 (a)    $ (2.29)(a)   $ (2.17)    $(0.05)     $ 0.00
   06/30/01                     12.98        0.11 (a)      (0.16)(a)     (0.05)     (0.05)      (3.63)
   06/30/00                     15.84       (0.07)(a)       5.81 (a)      5.74       0.00       (8.60)
   06/30/99                     13.53       (0.03)(a)       2.99 (a)      2.96       0.00       (0.65)
   06/30/98                     14.04       (0.03)(a)       3.61 (a)      3.58       0.00       (4.09)
  Administrative Class
   06/30/02                      9.23        0.09 (a)      (2.27)(a)     (2.18)     (0.05)       0.00
   04/16/01-06/30/01             8.93        0.01 (a)       0.29 (a)      0.30       0.00        0.00

PEA Growth Fund (ii)
  Institutional Class
   06/30/02                    $22.10      $ 0.03 (a)    $ (5.62)(a)   $ (5.59)    $ 0.00      $(0.16)
   06/30/01                     35.17       (0.04)(a)     (10.68)(a)    (10.72)      0.00       (2.35)
   06/30/00                     31.24       (0.14)(a)       9.73 (a)      9.59       0.00       (5.66)
   03/31/99-06/30/99            31.27       (0.01)(a)      (0.02)(a)     (0.03)      0.00        0.00
  Administrative Class
   06/30/02                     21.90       (0.02)(a)      (5.57)(a)     (5.59)      0.00       (0.16)
   06/30/01                     34.95       (0.15)(a)     (10.55)(a)    (10.70)      0.00       (2.35)
   06/30/00                     31.23       (0.21)(a)       9.59 (a)      9.38       0.00       (5.66)
   03/31/99-06/30/99            31.27       (0.04)(a)       0.00 (a)     (0.04)      0.00        0.00

--------
 *   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(i) The information provided for the PEA Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.
(ii) The information provided for the PEA Renaissance, PEA Growth & Income and PEA Growth Funds reflects results of operations under the Funds' former Sub-Adviser through May 7, June 30, and March 7, 1999, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements. The PEA Growth & Income Fund (formerly the Mid-Cap Equity Fund) changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current objective and policies been in effect during the periods shown.


64  PIMCO Funds: Multi-Manager Series

                                                                                         Ratio of Net
                             Fund                                             Ratio of    Investment
Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Return of     Total      Fee Added To   Value End                 End of     Average Net  to Average     Portfolio
 Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
--------------------------------------------------------------------------------------------------------------------
  $0.00      $(1.91)         $0.00       $13.89       (3.31)%    $ 66,457       0.70%         0.87%         190%
   0.00       (0.12)          0.00        16.20       43.07        67,601       0.70          1.31          204
   0.00       (2.83)          0.00        11.42       (6.65)       41,996       0.70          2.18          196
   0.00       (2.00)          0.00        15.30       12.30        69,181       0.71(g)       1.99          101
   0.00       (1.87)          0.00        15.66       19.35        83,219       0.71(g)       1.59           77
   0.00       (1.91)          0.00        13.73       (3.67)       31,115       0.95          0.59          190
   0.00       (0.10)          0.00        16.09       42.83        41,924       0.95          1.08          204
   0.00       (2.82)          0.00        11.35       (7.00)       24,380       0.96          1.97          196
   0.00       (1.97)          0.00        15.26       11.91        23,164       0.95          1.81          101
   0.00       (1.85)          0.00        15.65       12.71        10,349       0.96*         1.40*          77

  $0.00      $(1.32)         $0.00       $19.26        5.89%     $140,322       0.86%(c)      0.47%         109%
   0.00       (1.23)          0.00        19.38       38.88        42,514       0.85          0.95          138
   0.00       (3.45)          0.00        14.97        3.30         6,394       0.85          2.73          133
   0.00       (2.33)          0.00        18.23       10.24           136       0.86          0.38          221
   0.00        0.00           0.00        19.07       13.99           851       0.86*         0.55*         192
   0.00       (1.32)          0.00        19.13        5.70        42,939       1.11(d)       0.27          109
   0.00       (1.22)          0.00        19.29       38.50         3,288       1.10          0.74          138
   0.00       (3.45)          0.00        14.93        3.36           953       1.10          0.71          133
   0.00       (2.33)          0.00        18.18       36.41           427       1.09*         0.13*         221

  $0.00      $(0.05)         $0.00       $ 7.03      (23.45)%    $  5,676       0.86%(c)      1.49%         101%
   0.00       (3.68)          0.00         9.25       (3.08)        5,196       0.85          1.00           77
   0.00       (8.60)          0.00        12.98       49.32         4,914       1.03(b)      (0.46)         195
   0.00       (0.65)          0.00        15.84       23.18         7,399       0.89(b)      (0.22)         273
   0.00       (4.09)          0.00        13.53       30.40         8,488       0.89(b)      (0.25)         268
   0.00       (0.05)          0.00         7.00      (23.69)       21,884       1.11(d)       1.21          101
   0.00        0.00           0.00         9.23        3.36        30,436       1.07*         0.52*          77

  $0.00      $(0.16)         $0.00       $16.35      (25.42)%    $ 21,835       0.76%(e)      0.14%          76%
   0.00       (2.35)          0.00        22.10      (32.11)       25,645       0.75         (0.15)          85
   0.00       (5.66)          0.00        35.17       32.66        17,533       0.77(e)      (0.39)          72
   0.00        0.00           0.00        31.24       (0.10)          948       0.74*        (0.19)*        131
   0.00       (0.16)          0.00       $16.15      (25.65)        4,036       1.01(f)      (0.12)          76
   0.00       (2.35)          0.00        21.90      (32.26)        5,241       1.00         (0.50)          85
   0.00       (5.66)          0.00        34.95       31.92        15,116       1.02(f)      (0.63)          72
   0.00        0.00           0.00        31.23       (0.13)        6,164       0.97*        (0.53)*        131

--------
(b) Ratio of expenses to average net assets excluding interest expense is 0.88%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 0.85%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(e) Ratio of expenses to average net assets excluding trustees' expense is 0.75%.
(f) Ratio of expenses to average net assets excluding trustees' expense is 1.00%.
(g) Ratio of expenses to average net assets excluding trustees' expense is 0.70%.


                                                                  Prospectus 65


                           Net Asset               Net Realized/     Total    Dividends  Distributions
         Year or             Value        Net        Unrealized   Income from  from Net    from Net
         Period            Beginning  Investment   Gain (Loss) on Investment  Investment   Realized
          Ended            of Period Income (Loss)  Investments   Operations    Income   Capital Gains
------------------------------------------------------------------------------------------------------

PEA Target Fund (iii)
  Institutional Class
   06/30/02                 $19.37      $(0.04)(a)    $ (5.92)(a)   $ (5.96)    $0.00       $ 0.00
   06/30/01                  31.10       (0.08)(a)      (7.62)(a)     (7.70)     0.00        (4.03)
   06/30/00                  17.74       (0.14)(a)      15.30 (a)     15.16      0.00        (1.80)
   03/31/99-06/30/99         16.34       (0.02)(a)       1.42 (a)      1.40      0.00         0.00
  Administrative Class
   06/30/02                  19.45       (0.08)(a)      (5.94)(a)     (6.02)     0.00         0.00
   06/30/01                  31.29       (0.15)(a)      (7.66)(a)     (7.81)     0.00        (4.03)
   06/30/00                  17.73       (0.19)(a)      15.55 (a)     15.36      0.00        (1.80)
   03/31/99-06/30/99         16.34       (0.03)(a)       1.42 (a)      1.39      0.00         0.00

PEA Opportunity Fund (iii)
  Institutional Class
   06/30/02                 $16.02      $(0.09)(a)    $ (3.25)(a)   $ (3.34)    $0.00       $ 0.00
   06/30/01                  27.43       (0.05)(a)      (6.28)(a)     (6.33)     0.00        (5.08)
   06/30/00                  24.26       (0.12)(a)      11.17 (a)     11.05      0.00        (7.88)
   03/31/99-06/30/99         21.40       (0.03)(a)       2.89 (a)      2.86      0.00         0.00
  Administrative Class
   06/30/02                  16.00       (0.12)(a)      (3.25)(a)     (3.37)     0.00         0.00
   06/30/01                  27.44       (0.11)(a)      (6.25)(a)     (6.36)     0.00        (5.08)
   06/30/00                  24.26       (0.18)(a)      11.24 (a)     11.06      0.00        (7.88)
   03/31/99-06/30/99         21.40       (0.05)(a)       2.91 (a)      2.86      0.00         0.00

PEA Innovation Fund (iii)
  Institutional Class
   06/30/02                 $28.97      $(0.15)(a)    $(14.89)(a)   $(15.04)    $0.00       $ 0.00
   06/30/01                  72.54       (0.26)(a)     (36.96)(a)    (37.22)     0.00        (6.35)
   06/30/00                  37.50       (0.37)(a)      41.80 (a)     41.43      0.00        (6.39)
   03/05/99-06/30/99         32.73       (0.05)(a)       4.82 (a)      4.77      0.00         0.00
  Administrative Class
   06/30/02                  28.82       (0.19)(a)     (14.81)(a)    (15.00)     0.00         0.00
   06/30/01                  72.33       (0.28)(a)     (36.88)(a)    (37.16)     0.00        (6.35)
   03/31/00-06/30/00         99.70       (0.20)(a)     (27.17)(a)    (27.37)     0.00         0.00

--------
 *     Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(iii) The information provided for the PEA Target, PEA Opportunity and PEA Innovation Funds reflects results of operations under the Funds' former Sub-Adviser through March 6, 1999; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.


66  PIMCO Funds: Multi-Manager Series

                                                                                         Ratio of Net
                             Fund                                             Ratio of    Investment
Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Return of     Total      Fee Added to   Value End                 End of     Average Net  to Average     Portfolio
 Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
--------------------------------------------------------------------------------------------------------------------

  $0.00      $ 0.00          $0.00       $13.41      (30.77)%     $44,689       0.81%(b)     (0.24)%        114%
   0.00       (4.03)          0.00        19.37      (27.47)       22,228       0.80         (0.35)         109
   0.00       (1.80)          0.00        31.10       89.85        18,436       0.81         (0.50)          99
   0.00        0.00           0.00        17.74        8.57         1,298       0.79*        (0.39)*        229
   0.00        0.00           0.00        13.43      (30.95)        4,518       1.06(c)      (0.52)         114
   0.00       (4.03)          0.00        19.45      (27.67)        6,408       1.05         (0.60)         109
   0.00       (1.80)          0.00        31.29       91.13         6,699       1.06(c)      (0.78)          99
   0.00        0.00           0.00        17.73        8.51         5,513       1.02*        (0.61)*        229

  $0.00      $ 0.00          $0.00       $12.68      (20.85)%     $69,091       0.91%(d)     (0.62)%        201%
   0.00       (5.08)          0.00        16.02      (25.48)       84,567       0.90         (0.27)         237
   0.00       (7.88)          0.00        27.43       50.24        39,205       0.91(d)      (0.42)         254
   0.00        0.00           0.00        24.26       13.36           417       0.88*        (0.54)*        175
   0.00        0.00           0.00        12.63      (21.06)        6,766       1.16(e)      (0.88)         201
   0.00       (5.08)          0.00        16.00      (25.57)        7,309       1.15         (0.52)         237
   0.00       (7.88)          0.00        27.44       50.36         8,486       1.16(e)      (0.67)         254
   0.00        0.00           0.00        24.26       13.36         2,010       1.12*        (0.82)*        175

  $0.00      $ 0.00          $0.00       $13.93      (51.92)%     $19,786       0.91%(d)     (0.71)%        207%
   0.00       (6.35)          0.00        28.97      (54.96)       20,608       0.90         (0.55)         271
   0.00       (6.39)          0.00        72.54      115.34        28,334       0.90         (0.52)         186
   0.00        0.00           0.00        37.50       14.57           444       0.88*        (0.15)*        119
   0.00        0.00           0.00        13.82      (52.05)        4,642       1.16(e)      (0.95)         207
   0.00       (6.35)          0.00        28.82      (55.04)        4,173       1.15         (0.77)         271
   0.00        0.00           0.00        72.33      (27.45)          668       1.15*        (0.92)*        186

--------
(b)Ratio of expenses to average net assets excluding trustees' expense is 0.80%.
(c)Ratio of expenses to average net assets excluding trustees' expense is 1.05%.
(d)Ratio of expenses to average net assets excluding trustees' expense is 0.90%.
(e)Ratio of expenses to average net assets excluding trustees' expense is 1.15%.


                                                                  Prospectus 67


                              Net Asset               Net Realized/     Total    Dividends  Distributions
           Year or              Value        Net        Unrealized   Income from  from Net    from Net
           Period             Beginning  Investment   Gain (Loss) on Investment  Investment   Realized
            Ended             of Period Income (Loss)  Investments   Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------------------
CCM Mega-Cap Fund
  Institutional Class
   06/30/02                    $ 7.64      $(0.01)(a)     $(1.99)(a)   $(2.00)     $ 0.00      $(0.01)
   06/30/01                     13.35       (0.01)(a)      (4.23)(a)    (4.24)      (0.04)      (1.43)
   08/31/99-06/30/00            10.00        0.00 (a)       3.35 (a)     3.35        0.00        0.00
CCM Capital Appreciation Fund
  Institutional Class
   06/30/02                    $17.72      $ 0.08 (a)     $(2.93)(a)   $(2.85)     $(0.04)     $ 0.00
   06/30/01                     27.10        0.12 (a)      (1.38)(a)    (1.26)      (0.14)      (7.98)
   06/30/00                     26.84        0.08 (a)       5.29 (a)     5.37       (0.11)      (5.00)
   06/30/99                     26.13        0.16 (a)       2.35 (a)     2.51       (0.15)      (1.65)
   06/30/98                     21.19        0.15 (a)       6.59 (a)     6.74       (0.12)      (1.68)
  Administrative Class
   06/30/02                     17.46        0.04 (a)      (2.88)(a)    (2.84)      (0.03)       0.00
   06/30/01                     26.85        0.06 (a)      (1.36)(a)    (1.30)      (0.11)      (7.98)
   06/30/00                     26.64        0.01 (a)       5.25 (a)     5.26       (0.05)      (5.00)
   06/30/99                     25.99        0.09 (a)       2.34 (a)     2.43       (0.13)      (1.65)
   06/30/98                     21.16        0.10 (a)       6.55 (a)     6.65       (0.14)      (1.68)
CCM Mid-Cap Fund (iv)
  Institutional Class
   06/30/02                    $21.35      $ 0.08 (a)     $(3.21)(a)   $(3.13)     $(0.14)     $ 0.00
   06/30/01                     30.88        0.21 (a)      (0.79)(a)    (0.58)      (0.16)      (8.79)
   06/30/00                     23.01        0.09 (a)       7.91 (a)     8.00       (0.11)      (0.02)
   06/30/99                     24.09        0.12 (a)      (0.11)(a)     0.01       (0.02)      (1.07)
   06/30/98                     20.28        0.11 (a)       5.11 (a)     5.22       (0.08)      (1.33)
  Administrative Class
   06/30/02                     21.16        0.04 (a)      (3.23)(a)    (3.19)      (0.12)       0.00
   06/30/01                     30.70        0.15 (a)      (0.77)(a)    (0.62)      (0.13)      (8.79)
   06/30/00                     22.88        0.03 (a)       7.86 (a)     7.89       (0.05)      (0.02)
   06/30/99                     23.96        0.06 (a)      (0.06)(a)     0.00       (0.01)      (1.07)
   06/30/98                     20.24        0.05 (a)       5.08 (a)     5.13       (0.08)      (1.33)
CCM Emerging Companies Fund (v)
  Institutional Class
   06/30/02                    $23.34      $(0.22)(a)     $ 1.20 (a)   $ 0.98      $ 0.00      $(2.70)
   06/30/01                     25.12       (0.16)(a)       0.98 (a)     0.82        0.00       (2.60)
   06/30/00                     20.00       (0.19)(a)       5.31 (a)     5.12        0.00        0.00
   06/30/99                     23.66       (0.14)(a)      (2.89)(a)    (3.03)       0.00       (0.63)
   06/30/98                     19.85       (0.11)(a)       6.54 (a)     6.43        0.00       (2.62)
  Administrative Class
   06/30/02                     22.99       (0.28)(a)       1.18 (a)     0.90        0.00       (2.70)
   06/30/01                     24.83       (0.22)(a)       0.98 (a)     0.76        0.00       (2.60)
   06/30/00                     19.82       (0.26)(a)       5.27 (a)     5.01        0.00        0.00
   06/30/99                     23.52       (0.19)(a)      (2.88)(a)    (3.07)       0.00       (0.63)
   06/30/98                     19.78       (0.17)(a)       6.53 (a)     6.36        0.00       (2.62)

--------
 *   Annualized
(iv) Formerly the Mid-Cap Growth Fund.
(v)  Formerly the Micro-Cap Fund.
(a) Per share amounts based on average number of shares outstanding during the period.


68  PIMCO Funds: Multi-Manager Series

                                                                                         Ratio of Net
                             Fund                                             Ratio of    Investment
Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Return of     Total      Fee Added to   Value End                 End of       Average    to Average     Portfolio
 Capital  Distributions Paid-In-Capital of Period Total Return Period (000s) Net Assets   Net Assets   Turnover Rate
--------------------------------------------------------------------------------------------------------------------
 $ 0.00      $(0.01)         $0.00       $ 5.63      (26.23)%    $  1,912       0.70%        (0.13)%        113%
   0.00       (1.47)          0.00         7.64      (35.38)        2,588       0.70         (0.13)         139
   0.00        0.00           0.00        13.35       33.54         4,009       0.71(e)*      0.04*         151
 $ 0.00      $(0.04)         $0.00       $14.83      (16.08)%    $247,275       0.71%(b)      0.51%         110%
   0.00       (8.12)          0.00        17.72       (8.83)      276,170       0.70          0.53          112
   0.00       (5.11)          0.00        27.10       22.79       372,028       0.71(b)       0.29          119
   0.00       (1.80)          0.00        26.84       10.57       645,967       0.71(b)       0.64          120
   0.00       (1.80)          0.00        26.13       32.97       805,856       0.71(b)       0.64           75
   0.00       (0.03)          0.00        14.59      (16.28)      166,964       0.96(c)       0.26          110
   0.00       (8.09)          0.00        17.46       (9.07)      200,351       0.95          0.30          112
   0.00       (5.05)          0.00        26.85       22.49       180,423       0.96(c)       0.04          119
   0.00       (1.78)          0.00        26.64       10.30       229,831       0.95          0.38          120
   0.00       (1.82)          0.00        25.99       32.55       132,384       0.96(c)       0.39           75
 $(0.03)     $(0.17)         $0.00       $18.05      (14.71)%    $520,160       0.71%(b)      0.41%         168%
   0.00       (8.95)          0.00        21.35       (5.33)      538,661       0.70          0.80          153
   0.00       (0.13)          0.00        30.88       34.88       582,715       0.71(b)       0.35          164
   0.00       (1.09)          0.00        23.01        0.33       581,544       0.70          0.54           85
   0.00       (1.41)          0.00        24.09       26.16       437,985       0.71(b)       0.46           66
  (0.02)      (0.14)          0.00        17.83      (15.10)      115,357       0.96(c)       0.20          168
   0.00       (8.92)          0.00        21.16       (5.51)      171,268       0.95          0.57          153
   0.00       (0.07)          0.00        30.70       34.53       142,986       0.96(c)       0.10          164
   0.00       (1.08)          0.00        22.88        0.31       104,337       0.95          0.30           85
   0.00       (1.41)          0.00        23.96       25.75        73,614       0.95          0.22           66
 $ 0.00      $(2.70)         $0.00       $21.62        4.95%     $219,869       1.51%(d)     (1.03)%        122%
   0.00       (2.60)          0.00        23.34        4.28       231,755       1.50         (0.71)          80
   0.00        0.00           0.00        25.12       25.60       231,579       1.51(d)      (0.90)          85
   0.00       (0.63)          0.00        20.00      (12.66)      234,439       1.50         (0.71)          73
   0.00       (2.62)          0.00        23.66       33.95       257,842       1.51(d)      (0.50)          72
   0.00       (2.70)          0.00        21.19        4.65        28,822       1.75         (1.30)         122
   0.00       (2.60)          0.00        22.99        4.08        20,554       1.75         (0.99)          80
   0.00        0.00           0.00        24.83       25.28         7,208       1.76(d)      (1.19)          85
   0.00       (0.63)          0.00        19.82      (12.91)        3,000       1.75         (0.97)          73
   0.00       (2.62)          0.00        23.52       33.70         4,779       1.76(d)      (0.74)          72

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 0.70%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 0.95%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.50%.
(e) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.26% for the period ended June 30, 2000.


                                                                  Prospectus 69


                                      Net Asset               Net Realized/     Total    Dividends  Distributions
               Year or                  Value        Net        Unrealized   Income from  from Net    from Net
               Period                 Beginning  Investment   Gain (Loss) on Investment  Investment   Realized
                Ended                 of Period Income (Loss)  Investments   Operations    Income   Capital Gains
-----------------------------------------------------------------------------------------------------------------
NFJ Equity Income Fund
  Institutional Class
   06/30/02                            $12.51       $0.34(a)      $(0.28)(a)   $ 0.06      $(0.36)     $(0.86)
   06/30/01                              9.88        0.40(a)        2.81 (a)     3.21       (0.35)      (0.23)
   05/08/00-06/30/00                    10.51        0.06(a)       (0.66)(a)    (0.60)      (0.03)       0.00
  Administrative Class
   06/30/02                             12.55        0.32(a)       (0.29)(a)     0.03       (0.34)       0.86
   06/30/01                              9.87        0.38(a)        2.80 (a)     3.18       (0.27)      (0.23)
   05/08/00-06/30/00                    10.50        0.07(a)       (0.68)(a)    (0.61)      (0.02)       0.00
NFJ Basic Value Fund (vi)
  Institutional Class
   06/30/02                            $12.64       $0.27(a)      $ 0.52 (a)   $ 0.79      $(0.26)     $ 0.00
   06/30/01                             10.85        0.29(a)        2.15 (a)     2.44       (0.25)      (0.40)
   05/08/00-06/30/00                    11.22        0.07(a)       (0.39)(a)    (0.32)      (0.05)       0.00
NFJ Small-Cap Value Fund
  Institutional Class
   06/30/02                            $19.26       $0.41(a)      $ 2.31 (a)   $ 2.72      $(0.13)     $ 0.00
   06/30/01                             14.26        0.42(a)        4.96 (a)     5.38       (0.38)       0.00
   06/30/00                             16.05        0.37(a)       (1.82)(a)    (1.45)      (0.34)       0.00
   06/30/99                             17.68        0.32(a)       (1.29)(a)    (0.97)      (0.21)      (0.45)
   06/30/98                             15.78        0.29(a)        2.50 (a)     2.79       (0.13)      (0.76)
  Administrative Class
   06/30/02                             19.15        0.36(a)        2.27 (a)     2.63       (0.11)       0.00
   06/30/01                             14.19        0.38(a)        4.94 (a)     5.32       (0.36)       0.00
   06/30/00                             15.97        0.34(a)       (1.81)(a)    (1.47)      (0.31)       0.00
   06/30/99                             17.63        0.29(a)       (1.30)(a)    (1.01)      (0.20)      (0.45)
   06/30/98                             15.76        0.25(a)        2.49 (a)     2.74       (0.11)      (0.76)
PPA Tax-Efficient Equity Fund
  Institutional Class
   06/30/02                            $10.44       $0.06(a)      $(1.92)(a)   $(1.86)     $ 0.00      $ 0.00
   06/30/01                             12.31        0.05(a)       (1.92)(a)    (1.87)       0.00        0.00
   07/02/99-06/30/00                    11.79        0.05(a)        0.47 (a)     0.52        0.00        0.00
  Administrative Class
   06/30/02                             10.38        0.04(a)       (1.91)(a)    (1.87)       0.00        0.00
   06/30/01                             12.28        0.02(a)       (1.92)(a)    (1.90)       0.00        0.00
   06/30/00                             11.61        0.02(a)        0.65 (a)     0.67        0.00        0.00
   09/30/98-06/30/99                     8.65        0.03(a)        2.93 (a)     2.96        0.00        0.00
PPA Tax-Efficient Structured Emerging
 Markets Fund
  Institutional Class
   06/30/02                            $11.29       $0.22(a)      $(0.09)(a)   $ 0.13      $(0.21)     $ 0.00
   06/30/01                             14.14        0.15(a)       (2.73)(a)    (2.58)      (0.30)       0.00
   06/30/00                             13.25        0.09(a)        0.89 (a)     0.98       (0.12)       0.00
   09/30/98-06/30/99                    10.00        0.16(a)        3.10 (a)     3.26       (0.06)       0.00

--------
 *       Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(vi)     Formerly the NFJ Value Fund.


70  PIMCO Funds: Multi-Manager Series

                                                                                         Ratio of Net
                             Fund                                             Ratio of    Investment
Tax Basis                Reimbursement  Net Asset               Net Assets   Expenses to Income (Loss)
Return of     Total      Fee Added to   Value End                 End of     Average Net  to Average     Portfolio
 Capital  Distributions Paid-In-Capital of Period Total Return Period (000s)   Assets     Net Assets   Turnover Rate
--------------------------------------------------------------------------------------------------------------------
  $0.00      $(1.22)         $0.00       $11.35        0.96%      $34,152       0.74%(c)     2.88%          50%
   0.00       (0.58)          0.00        12.51       33.59        51,201       0.70         3.64           43
   0.00       (0.03)          0.00         9.88       (5.73)       24,888       0.70*        3.81*           3
   0.00       (1.20)          0.00        11.38        0.67         1,253       0.99(f)      2.65           50
   0.00       (0.50)          0.00        12.55       33.30           975       0.95         3.51           43
   0.00       (0.02)          0.00         9.87       (5.78)        4,638       0.95*        4.74*           3
  $0.00      $(0.26)         $0.00       $13.17        6.40%      $ 1,834       0.71%(d)     2.07%          49%
   0.00       (0.65)          0.00        12.64       23.37         1,178       0.70         2.50           78
   0.00       (0.05)          0.00        10.85       (2.90)          911       0.70*        3.94*           5
  $0.00      $(0.13)         $0.00       $21.85       14.25%      $70,329       0.85%        2.04%          40%
   0.00       (0.38)          0.00        19.26       38.32        49,046       0.85         2.51           41
   0.00       (0.34)          0.00        14.26       (8.88)       30,059       0.86         2.57           55
   0.00       (0.66)          0.00        16.05       (5.11)       59,132       0.85         2.12           60
   0.00       (0.89)          0.00        17.68       17.77        47,432       0.85         1.65           41
   0.00       (0.11)          0.00        21.67       13.85        38,107       1.10         1.82           40
   0.00       (0.36)          0.00        19.15       38.06        21,447       1.10         2.27           41
   0.00       (0.31)          0.00        14.19       (9.12)       15,313       1.11         2.38           55
   0.00       (0.65)          0.00        15.97       (5.40)       21,002       1.10         1.92           60
   0.00       (0.87)          0.00        17.63       17.41        10,751       1.10         1.39           41
  $0.00      $ 0.00          $0.00       $ 8.58      (17.82)%     $   466       0.71%(d)     0.63%          19%
   0.00        0.00           0.00        10.44      (15.19)          567       0.70         0.43           41
   0.00        0.00           0.00        12.31        4.41         1,172       0.71*(d)     0.42*          32
   0.00        0.00           0.00         8.51      (18.02)       10,110       0.96(e)      0.38           19
   0.00        0.00           0.00        10.38      (15.47)       15,665       0.95         0.19           41
   0.00        0.00           0.00        12.28        5.77        19,953       0.96(e)      0.19           32
   0.00        0.00           0.00        11.61       34.28         3,391       0.92*        0.31*          13
  $0.00      $(0.21)         $0.03(a)    $11.24        1.46%      $86,654       1.07%(f)     1.99%          32%
   0.00       (0.30)          0.03(a)     11.29      (18.01)       74,197       1.01(b)      1.27           43
   0.00       (0.12)          0.03(a)     14.14        7.55        86,973       1.00(b)      0.64           24
   0.00       (0.06)          0.05(a)     13.25       33.39        72,509       0.95         1.57           28

--------
(b)Ratio of expenses to average net assets excluding tax and interest expense is 0.95%.
(c)Ratio of expenses to average net assets excluding trustees' and interest expenses is 0.70%.
(d)Ratio of expenses to average net assets excluding trustees' expense is 0.70%.
(e)Ratio of expenses to average net assets excluding trustees' expense is 0.95%.
(f)Ratio of expenses to average net assets excluding trustees' and interest expense is 0.95%.


                                                                  Prospectus 71

                     (This page left blank intentionally)


72  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [            ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Classes
A, B and C

This Prospectus describes 18 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, the Adviser and its investment management affiliates managed approximately $[ ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................  3
Fund Summaries
   CCM Capital Appreciation Fund.................................  5
   CCM Mid-Cap Fund..............................................  8
   NACM Core Equity Fund......................................... 11
   NACM Flex-Cap Value Fund...................................... 13
   NACM Growth Fund.............................................. 15
   NACM Value Fund............................................... 17
   NFJ Basic Value Fund.......................................... 19
   NFJ Equity Income Fund........................................ 22
   NFJ Small-Cap Value Fund...................................... 25
   PEA Growth & Income Fund...................................... 28
   PEA Growth Fund............................................... 31
   PEA Opportunity Fund.......................................... 34
   PEA Target Fund............................................... 37
   PEA Value Fund................................................ 40
   PPA Tax-Efficient Equity Fund................................. 43
   RCM Large-Cap Growth Fund..................................... 46
   RCM Mid-Cap Fund.............................................. 49
   RCM Tax-Managed Growth Fund................................... 52
Summary of Principal Risks....................................... 55
Prior Nicholas-Applegate Performance Information................. 58
Management of the Funds.......................................... 60
Investment Options -- Class A, B and C Shares.................... 68
How Fund Shares Are Priced....................................... 71
How to Buy and Sell Shares....................................... 71
Fund Distributions............................................... 75
Tax Consequences................................................. 75
Characteristics and Risks of Securities and Investment Techniques 76
Financial Highlights............................................. 84


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                               Approximate
                                                                                                               Number of
             PIMCO Fund               Investment Objective   Main Investments                                  Holdings
---------------------------------------------------------------------------------------------------------------------------
Growth Stock RCM Large-Cap Growth     Long-term capital      Large capitalization                              45-85
Funds                                 appreciation           equity securities
             --------------------------------------------------------------------------------------------------------------
             RCM Tax-Managed          After-tax growth of    A broadly diversified                             25-65
             Growth                   capital                portfolio of equity
                                                             securities of U.S.
                                                             issuers
             --------------------------------------------------------------------------------------------------------------
             PPA Tax-Efficient Equity Maximum after-tax      A broadly diversified                             More than
                                      growth of capital      portfolio of at least                             200
                                                             200 common stocks of
                                                             companies represented in
                                                             the S&P 500 Index with
                                                             market capitalizations
                                                             of more than $5 billion
             --------------------------------------------------------------------------------------------------------------
             PEA Growth               Long-term growth of    Common stocks of                                  35-50
                                      capital; income is an  companies with market
                                      incidental             capitalizations of at
                                      consideration          least $5 billion
             --------------------------------------------------------------------------------------------------------------
             NACM Growth              Long-term capital      Large capitalization                              30-40
                                      appreciation           equity securities
             --------------------------------------------------------------------------------------------------------------
             RCM Mid-Cap              Long-term capital      Small to medium                                   85-125
                                      appreciation           capitalization equity
                                                             securities
             --------------------------------------------------------------------------------------------------------------
             PEA Target               Capital appreciation;  Common stocks of                                  up to 100
                                      no consideration is    companies with market
                                      given to income        capitalizations of
                                                             between $1 billion and
                                                             $10 billion
             --------------------------------------------------------------------------------------------------------------
             PEA Opportunity          Capital appreciation;  Common stocks of                                  80-120
                                      no consideration is    companies with market
                                      given to income        capitalizations of less
                                                             than $2 billion
---------------------------------------------------------------------------------------------------------------------------
Blend Stock  PEA Growth & Income      Long-term growth of    Common stocks of                                  40-60
Funds                                 capital and current    companies with market
                                      income                 capitalizations of
                                                             greater than $5 billion
             --------------------------------------------------------------------------------------------------------------
             NACM Core Equity         Long-term capital      Large capitalization                              100-150
                                      appreciation           equity securities
             --------------------------------------------------------------------------------------------------------------
             CCM Capital Appreciation Growth of capital      Common stocks of                                  75-95
                                                             companies with market
                                                             capitalizations of at
                                                             least $1 billion that
                                                             have improving
                                                             fundamentals and whose
                                                             stock is reasonably
                                                             valued by the market
             --------------------------------------------------------------------------------------------------------------
             CCM Mid-Cap              Growth of capital      Common stocks of                                  75-95
                                                             companies with medium
                                                             market capitalizations
                                                             (more than $500 million,
                                                             but excluding the 200
                                                             largest capitalization
                                                             companies)
---------------------------------------------------------------------------------------------------------------------------
Value Stock  PEA Value                Long-term growth of    Common stocks of                                  35-50
Funds                                 capital and income     companies with market
                                                             capitalizations of more
                                                             than $5 billion and
                                                             below-average valuations
                                                             whose business
                                                             fundamentals are
                                                             expected to improve
             --------------------------------------------------------------------------------------------------------------
             NACM Value               Long-term capital      Equity securities of                              60-75
                                      appreciation           large U.S. companies
                                                             that are undervalued in
                                                             the marketplace
             --------------------------------------------------------------------------------------------------------------
             NFJ Equity Income        Current income as a    Income producing common                           40-50
                                      primary objective;     stocks of companies with
                                      long-term growth of    market capitalizations
                                      capital is a secondary of more than $2 billion
                                      objective
             --------------------------------------------------------------------------------------------------------------
             NFJ Basic Value          Long-term growth of    Common stocks of                                  40
                                      capital and income     companies with market
                                                             capitalizations of more
                                                             than $2 billion that
                                                             are under valued relative to the market and their
                                                             industry groups
             --------------------------------------------------------------------------------------------------------------

                                                  Approximate
                                                  Capitalization
Main Investments                                  Range
----------------------------------------------------------------------------
Large capitalization                              At least $3 billion
equity securities
----------------------------------------------------------------------------
A broadly diversified                             All capitalizations
portfolio of equity
securities of U.S.
issuers
----------------------------------------------------------------------------
A broadly diversified                             More than $5 billion
portfolio of at least
200 common stocks of
companies represented in
the S&P 500 Index with
market capitalizations
of more than $5 billion
----------------------------------------------------------------------------
Common stocks of                                  At least $5 billion
companies with market
capitalizations of at
least $5 billion
----------------------------------------------------------------------------
Large capitalization                              Upper 90% of the Russell
equity securities                                 1000 Growth Index
----------------------------------------------------------------------------
Small to medium                                   Russell Mid-Cap Growth
capitalization equity                             Index
securities
----------------------------------------------------------------------------
Common stocks of                                  Between $1 billion and
companies with market                             $10 billion
capitalizations of
between $1 billion and
$10 billion
----------------------------------------------------------------------------
Common stocks of                                  Less than $2 billion
companies with market
capitalizations of less
than $2 billion
----------------------------------------------------------------------------
Common stocks of                                  Greater than $5 billion
companies with market
capitalizations of
greater than $5 billion
----------------------------------------------------------------------------
Large capitalization                              Russell 1000 Index
equity securities
----------------------------------------------------------------------------
Common stocks of                                  At least $1 billion
companies with market
capitalizations of at
least $1 billion that
have improving
fundamentals and whose
stock is reasonably
valued by the market
----------------------------------------------------------------------------
Common stocks of                                  More than $500 million
companies with medium                             (excluding the 200 largest
market capitalizations                            capitalization companies)
(more than $500 million,
but excluding the 200
largest capitalization
companies)
----------------------------------------------------------------------------
Common stocks of                                  More than $5 billion
companies with market
capitalizations of more
than $5 billion and
below-average valuations
whose business
fundamentals are
expected to improve
----------------------------------------------------------------------------
Equity securities of                              Russell 1000 Value Index
large U.S. companies
that are undervalued in
the marketplace
----------------------------------------------------------------------------
Income producing common                           More than $2 billion
stocks of companies with
market capitalizations
of more than $2 billion

----------------------------------------------------------------------------
Common stocks of                                  More than $2 billion
companies with market
capitalizations of more
than $2 billion that
are under valued relative to the market and their
industry groups
----------------------------------------------------------------------------


                                                                  Prospectus 3

                                                                               Approximate Approximate
                                                                               Number of   Capitalization
            PIMCO Fund          Investment Objective Main Investments          Holdings    Range
--------------------------------------------------------------------------------------------------------------------
Value Stock NACM Flex-Cap Value Long-term capital    Equity securities of      50-75       All capitalizations
Funds                           appreciation         U.S. companies that are
                                                     undervalued in the
                                                     marketplace
            --------------------------------------------------------------------------------------------------------
            NFJ Small-Cap Value Long-term growth of  Common stocks of          100         Between $100 million and
                                capital and income   companies with market                 $1.5 billion (1.8 billion
                                                     capitalizations of                    effective 11/30/03)
                                                     between $100 million and
                                                     $1.5 billion and
                                                     below-average
                                                     price-to-earnings ratios
                                                     relative to the market
                                                     and their industry groups
--------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Growth Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Growth Fund".


4   PIMCO Funds: Multi-Manager Series

               PIMCO CCM Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 5

Calendar Year Total Returns -- Class A                                          More Recent Return Information
                                                                                1/1/03-9/30/03                 [  ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
 1993    1994    1995    1996    1997    1998    1999    2000     2001    2002               -----------------------
------  ------  ------  ------  ------  ------  ------  ------  -------  ------ Highest (10/1/99-12/31/99)    23.73%
17.24%  -4.64%  36.61%  26.29%  33.72%  17.18%  22.19%  13.57%  -19.18%   [  ]%              -----------------------
                                                                                Lowest (1/1/01-3/31/01)      -15.15%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                        Fund Inception
                                                1 Year 5 Years 10 Years (3/8/91)/(4)/
--------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                    [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/    [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class B                                         [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Class C                                         [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
S&P 500 Index/(2)/                              [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/        [  ]%  [  ]%   [  ]%    [  ]%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.



6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees           These tables describe the fees and expenses you may pay if you
and Expenses   buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)


           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class A    5.50%                                         1%/(1)/
--------------------------------------------------------------------------------------------------------
Class B    None                                          5%/(2)/
--------------------------------------------------------------------------------------------------------
Class C    None                                          1%/(3)/
--------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/


                                                  Distribution
                                                  and/                            Total Annual
                                         Advisory or Service        Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.45%    0.25%             [  ]%         [  ]%
------------------------------------------------------------------------------------------------
Class B                                  0.45     1.00              [  ]          [  ]
------------------------------------------------------------------------------------------------
Class C                                  0.45     1.00              [  ]          [  ]
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of [  ]% on average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion and 0.01% in trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or
C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
                                               Year                                                     Year
Share Class Year 1            Year 3           5              Year 10          Year 1       Year 3      5          Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[  ]             $[  ]            $[  ]          $[  ]            $[  ]        $[  ]       $[  ]      $[  ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [  ]              [  ]             [  ]           [  ]             [  ]         [  ]        [  ]       [  ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [  ]              [  ]             [  ]           [  ]             [  ]         [  ]        [  ]       [  ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO CCM Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common stocks More than $500 million (excluding the
                                                                                  200 largest capitalization companies)

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                  . Market Risk        . Growth Securities  . Focused
                  . Issuer Risk          Risk                 Investment Risk
                  . Value Securities   . Smaller Company    . Credit Risk
                    Risk                 Risk               . Management Risk
                                       . Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A                                          More Recent Return Information
                                                                                1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
 1993    1994     1995    1996    1997   1998    1999    2000    2001    2002                   --------------------
------  -------  ------  ------  ------  -----  ------  ------  ------- ------- Highest (1/1/00-3/31/00)      23.65%
15.32%   -2.75%  36.76%  22.87%  33.62%  7.46%  12.54%  27.94%  -19.68%  [  ]%                  --------------------
                                                                                Lowest (7/1/98)-9/30/98)     -14.50%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                 Fund Inception
                                                        1 Year  5 Years 10 Years (8/26/91)/(4)/
-----------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                            [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/            [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of
 Fund Shares/(1)/                                       [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Class B                                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Class C                                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                              [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/                  [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.


                                                                  Prospectus 9

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                         1%/(1)/
------------------------------------------------------------------------------------------------------------------
Class B              None                                          5%/(2)/
------------------------------------------------------------------------------------------------------------------
Class C              None                                          1%/(3)/
------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the
    CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
    Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.
------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                        Distribution                    Total Annual
                               Advisory and/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.45%    0.25%             [    ]%       [    ]%
--------------------------------------------------------------------------------------
Class B                        0.45     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
Class C                        0.45     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and
    [    ]% in trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period
-------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10
-------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]         $[    ]
-------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]
-------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]
-------------------------------------------------------------------------------

            Example: Assuming you do not redeem your shares
----------------------------------------------------------------
Share Class Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------------
Class A     $[    ]      $[    ]      $[    ]      $[    ]
----------------------------------------------------------------
Class B      [    ]       [    ]       [    ]        [    ]
----------------------------------------------------------------
Class C      [    ]       [    ]       [    ]        [    ]
----------------------------------------------------------------


10  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Core Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long term capital Large capitalization equity securities Russell 1000 Index appreciation
                                              Approximate Number of Holdings         Dividend Frequency
                      Fund Category           100-150                                At least annually
                      Blend Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the upper 90% of the Russell
               1000 Index as measured at the time of purchase ($[    ] billion
               and greater as of September 30, 2003). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

               The portfolio managers select stocks for the Fund using both "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Value Securities Risk  .Management Risk
              .Issuer Risk             .Liquidity Risk         .Leveraging Risk
              .Growth Securities Risk  .Derivatives Risk       .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 11

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.50%    0.25%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
Class B                                  0.50     1.00              [    ]        [    ]
------------------------------------------------------------------------------------------------
Class C                                  0.50     1.00              [    ]        [    ]
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of
    $2,500 or less may be charged a fee
    of $16.
(2) Due to the 12b-1 distribution fee
    imposed on Class B and Class C
    shares, Class B or Class C
    shareholders may, depending upon
    the length of time the shares are
    held, pay more than the economic
    equivalent of the maximum front-end
    sales charges permitted by relevant
    rules of the National Association
    of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50%
    Administrative Fee paid by the
    class, which is subject to a
    reduction of 0.05% on average daily
    net assets attributable in the
    aggregate to the Fund's Class A, B
    and C shares in excess of $2.5
    billion, and [    ]% in
    organizational expenses
    ("Organizational Expenses")
    incurred by Class A, Class B, and
    Class C shares during the Fund's
    initial fiscal year.

Examples. The Examples are intended to
help you compare the cost of investing
in Class A, B or C shares of the Fund
with the costs of investing in other
mutual funds. The Examples assume that
you invest $10,000 in the noted class
of shares for the time periods
indicated, your investment has a 5%
return each year, the reinvestment of
all dividends and distributions, and
the Fund's operating expenses remain
the same. Although your actual costs
may be higher or lower, the Examples
show what your costs would be based on
these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1                            Year 3                           Year 1                    Year 3
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]                           $[    ]                          $[    ]                   $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]                            [    ]                           [    ]                    [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]                            [    ]                           [    ]                    [    ]
------------------------------------------------------------------------------------------------------------------------------


12  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Flex-Cap Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks long-term      Equity securities of U.S. companies All capitalizations
                      capital appreciation that are undervalued in the
                                           marketplace                         Dividend Frequency
                      Fund Category                                            At least annually
                      Value Stocks         Approximate Number of Holdings
                                           50-75

               The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

               .Market Risk            .Liquidity Risk        .Credit Risk
               .Issuer Risk            .Leveraging Risk       .Management Risk
               .Value Securities Risk  .Smaller Company Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 13

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%(1)
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%(2)
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%(3)
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                                                Distribution                Total Annual
                                                                       Advisory and/or Service  Other       Fund Operating
Share Class                                                            Fees     (12b-1) Fees(2) Expenses(3) Expenses
--------------------------------------------------------------------------------------------------------------------------
Class A                                                                0.65%    0.25%           [    ] %    [    ] %
--------------------------------------------------------------------------------------------------------------------------
Class B                                                                0.65     1.00            [    ]      [    ]
--------------------------------------------------------------------------------------------------------------------------
Class C                                                                0.65     1.00            [    ]      [    ]
--------------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5
    billion, and [    ] % in organizational expenses ("Organizational Expenses") incurred by Class A, Class B, and Class
    C shares during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------



14  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term      Large capitalization equity securities Upper 90% of the Russell 1000
                      capital appreciation                                        Growth Index
                                           Approximate Number of Holdings
                      Fund Category        30-40                                  Dividend Frequency
                      Large Growth Stocks                                         At least annually

               The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase ($[ ] billion and greater as of September 30, 2003). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                   .Market Risk             .Liquidity Risk    .Leveraging Risk
                   .Issuer Risk             .Credit Risk       .Management Risk
                   .Growth Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 15

--------------------------------------------------------------------------------


Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%(1)
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%(2)
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%(3)
---------------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
    Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
                                                       Distribution                Total Annual
                                                       and/or Service  Other       Fund Operating
Share Class                              Advisory Fees (12b-1) Fees(2) Expenses(3) Expenses
-------------------------------------------------------------------------------------------------
Class A                                  0.50%         0.25%           [  ]%       [  ]%
-------------------------------------------------------------------------------------------------
Class B                                  0.50          1.00            [  ]        [  ]
-------------------------------------------------------------------------------------------------
Class C                                  0.50          1.00            [  ]        [  ]
-------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's
    Class A, B and C shares in excess of $2.5 billion, and [  ]% in organizational expenses
    ("Organizational Expenses") incurred by Class A, Class B, and Class C shares during the
    Fund's initial fiscal year.
Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of large U.S.   Russell 1000 Value Index
                      appreciation            companies that are undervalued in
                                              the marketplace
                      Fund Category
                      Large Value Stocks      Approximate Number of Holdings    Dividend Frequency
                                              60-75                             At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Liquidity Risk    .Credit Risk
                    .Issuer Risk            .Leveraging Risk   .Management Risk
                    .Value Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 17

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
----------------------------------------------------------------------------------------------------------------
Class A         5.50%                                            1%(1)
----------------------------------------------------------------------------------------------------------------
Class B         None                                             5%(2)
----------------------------------------------------------------------------------------------------------------
Class C         None                                             1%(3)
----------------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the
    CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
    Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual
                     Advisory and/or Service  Other       Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses
------------------------------------------------------------------------
Class A              0.50%    0.25%           [  ]%       [  ]%
------------------------------------------------------------------------
Class B              0.50     1.00            [  ]        [  ]
------------------------------------------------------------------------
Class C              0.50     1.00            [  ]        [  ]
------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers,
    Inc.
(3) Other Expenses reflect a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and [  ]% in organizational expenses ("Organizational Expenses") incurred by Class A, Class B, and Class C shares during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------


18  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Basic Value Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization Range
                      and income                        common stocks                     More than $2 billion
                      Fund Category                     Approximate Number of Holdings    Dividend Frequency
                      Value Stocks                      40                                Quarterly

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" in the Prospectus for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 19

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart (including the information to its right) shows performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A, B or C shares for a full calendar year during the periods shown.
               Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. Performance information shown in the Average Annual Total Returns table for Class A, B and C shares shows estimated historical performance for the Fund's Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03                 [  ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
 2001   2002                                       (for periods shown in the bar chart)
------ ------                                                   -----------------------
12.82%  [  ]%                                      Highest (10/1/01-12/31/01)    11.45%
                                                                -----------------------
                                                   Lowest (7/1/01-9/30/01)       -8.18%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                    Since Inception
                                                             1 Year (5/8/00)/(4)/
-----------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [  ]%  [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [  ]%  [  ]%
-----------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [  ]%  [  ]%
-----------------------------------------------------------------------------------
Class A                                                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Class B                                                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Class C                                                      [  ]%  [  ]%
-----------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                             [  ]%  [  ]%
-----------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                    [  ]%  [  ]%
-----------------------------------------------------------------------------------

            (1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
            (2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
            (3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
            (4) The Fund began operations on 5/8/00. Index comparisons begin on
                4/30/00.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares" in the Prospectus.
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.45%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3           Year 5          Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]           $[    ]          $[    ]         $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]            [    ]           [    ]          [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]            [    ]           [    ]          [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               PIMCO NFJ Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                   Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks current income as a primary      Income producing common stocks with More than $2 billion
                      objective; long-term growth of capital potential for capital appreciation is a secondary objective
                                                                                                 Dividend Frequency
                      Fund Category                          Approximate Number of Holdings      Quarterly
                      Value Stocks                           40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                  . Market Risk        . Credit Risk        . Derivatives Risk
                  . Issuer Risk        . Management Risk    . Leveraging Risk
                  . Value Securities
                    Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart
               (including the information to its right) shows performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of the Fund's Class A, B and C shares (10/31/01), performance information shown in the bar chart and Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average
               Annual Total Returns table only), distribution and/or service
               (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


22  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A          More Recent Return Information
                                                1/1/03-9/30/03              [    ]%
                                      [CHART]
                                                Highest and Lowest Quarter Returns
                                                for periods shown in the bar chart)
 2001    2002                                               -----------------------
------  ------                                  Highest (4/1/01-6/30/01)     12.07%
16.40%   [  ]%                                              -----------------------
                                                Lowest (7/1/01-9/30/01)      -8.11%

      Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                     Portfolio Inception
                                                              1 Year  (5/8/00)/(4)/
----------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                 [    ]% [    ]%
----------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                 [    ]% [    ]%
----------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                 [    ]% [    ]%
----------------------------------------------------------------------------------------
Class B                                                      [    ]% [    ]%
----------------------------------------------------------------------------------------
Class C                                                      [    ]% [    ]%
----------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           [    ]% [    ]%
----------------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                      [    ]% [    ]%
----------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65%
    of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S.
    diversified equity fund universe. It does not take into account sales charges.
(4) The Portfolio began operations on 5/8/00. Index comparisons begin on 4/30/00.


                                                                  Prospectus 23

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.45%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


24  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Small-Cap Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and
                      and income                        common stocks                      $1.5 billion (1.8 billion effective
                                                                                           11/30/03)
                      Fund Category                     Approximate Number of Holdings
                      Value Stocks                      100                                Dividend Frequency
                                                                                           At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         . Market Risk            . Smaller Company Risk     . Credit Risk
         . Issuer Risk            . Liquidity Risk           . Management Risk
         . Value Securities Risk  . Focused Investment Risk  . Derivatives Risk
                                                             . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/20/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 25

Calendar Year Total Returns -- Class A                                           More Recent Return Information
                                                                                 1/1/03-9/30/03               [    ]%

                                    [CHART]                                      Highest and Lowest Quarter Returns
                                                                                 (for periods shown in the bar chart)
                                                                                              -----------------------
 1993    1994     1995    1996    1997    1998    1999    2000    2001    2002   Highest (4/1/99-6/30/99)      16.28%
------  -------  ------  ------  ------  ------  ------  ------  ------- -------              -----------------------
13.39%  -4.07%   24.98%  27.22%  34.47%  -9.48%  -6.82%  21.18%  -18.61%  [  ]%  Lowest (7/1/98-9/30/98)      -18.71%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                      Fund Inception
                                                             1 Year  5 Years 10 Years (10/1/91)/(4)/
----------------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                 [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                 [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                 [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Class B                                                      [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Class C                                                      [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                        [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average(3)                      [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the
    S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on 10/1/91.


26  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.60%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.60     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.60     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO PEA Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Medium and large capitalization Greater than $5 billion
                      and current income                common stocks
                                                                                        Dividend Frequency
                      Fund Category                     Approximate Number of Holdings  Quarterly
                      Blend Stocks                      40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "Income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk             .Liquidity Risk           .Fixed Income Risk
          .Issuer Risk             .Foreign Investment Risk  .High Yield Risk
          .Growth Securities Risk  .Currency Risk            .Credit Risk
          .Value Securities Risk   .Focused Investment Risk  .Management Risk
          .Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
                                                             .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. For the periods prior to the inception of the Fund's Class A shares (7/31/00), performance information shown in the bar chart shows performance of the Fund's Institutional
               Class shares. Unlike the bar chart, performance for Class A, B, and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For the periods prior to the inception of the Fund's Class A, B and C Shares (7/31/00),


28  PIMCO Funds: Multi-Manager Series
               performance information shown in the Average Annual Total Returns table shows performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The performance information below for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2002; the performance results shown would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A                               More Recent Return Information
                                                                     1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                     Highest and Lowest Quarter Returns
                                                                     (for periods shown in the bar chart)
                                                                                  -----------------------
 1995    1996    1997    1998     1999     2000     2001      2002   Highest (10/1/99-12/31/99)    39.99%
------  ------  ------  ------   ------   ------   -------   -------              -----------------------
31.20%  16.85%  15.76%  29.38%   51.22%   19.28%   -24.89%    [  ]%  Lowest (7/1/01-9/30/01)      -22.06%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                       Fund Inception
                                                                       1 Year  5 Years (12/28/94)/(4)/
------------------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                           [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                           [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class B                                                                [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class C                                                                [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for
    Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by
    Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300%
    of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.


                                                                  Prospectus 29

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.60%    0.25%             [  ]%         [  ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.60     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.60     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and [  ]% in trustees' expenses incurred by Class A shares during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1            Year 3           Year 5          Year 10         Year 1       Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]           $[    ]          $[    ]         $[    ]         $[    ]      $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]            [    ]           [    ]          [    ]          [    ]       [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]            [    ]           [    ]          [    ]          [    ]       [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------------------------------------------------


30  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Growth Fund


--------------------------------------------------------------------------------
Principal Investments and Strategies

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common   At least $5 billion
                      income is an incidental            stocks
                      consideration                                                     Dividend Frequency
                                                         Approximate Number of Holdings At least annually
                      Fund Category                      35-50
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Currency Risk            .Management Risk
          .Issuer Risk              .Technology Related Risk  .Derivatives Risk
          .Growth Securities Risk   .Focused Investment Risk  .Leveraging Risk
          .Foreign Investment Risk  .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (10/26/90) and Class B shares
               (5/23/95), performance information shown in the Average Annual
               Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 31

Calendar Year Total Returns -- Class C                                           More Recent Return Information
                                                                                 1/1/03-9/30/03                 [  ]%
                                    [CHART]
                                                                                 Highest and Lowest Quarter Returns
                                                                                 (for periods shown in the bar chart)
1993     1994    1995    1996    1997    1998   1999    2000     2001    2002                 -----------------------
-----  -------  ------  ------  ------  ------ ------ -------- --------  -----   Highest (10/1/99-12/31/99)    36.21%
9.32%   -0.75%  27.47%  17.52%  21.84%  38.90% 39.83%  -14.86%  -29.59%  [  ]%                -----------------------
                                                                                 Lowest (1/1/01-3/31/01)      -23.69%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                   1                    Fund Inception
                                                   Year  5 Year 10 Year (2/24/84)/(4)/
--------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                       [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/       [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                               [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class B                                            [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class C                                            [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         [  ]% [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


32  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution
                                                            and/
                                                            or Service                 Total Annual
                                                   Advisory (12b-1)      Other         Fund Operating
Share Class                                        Fees     Fees/(2)/    Expenses/(3)/ Expenses
-----------------------------------------------------------------------------------------------------
Class A                                            0.50%    0.25%        [  ]%         [  ]%
-----------------------------------------------------------------------------------------------------
Class B                                            0.50     1.00         [  ]          [  ]
-----------------------------------------------------------------------------------------------------
Class C                                            0.50     1.00         [  ]          [  ]
-----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
    National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class
    A, B and C shares in excess of $2.5 billion and [    ]% in trustees' expenses incurred during
    the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1            Year 3          Year 5          Year 10          Year 1       Year 3      Year 5     Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[  ]             $[  ]           $[  ]           $[  ]            $[  ]        $[  ]       $[  ]      $[  ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [  ]              [  ]            [  ]            [  ]             [  ]         [  ]        [  ]       [  ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [  ]              [  ]            [  ]            [  ]             [  ]         [  ]        [  ]      3[  ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 33

               PIMCO PEA Opportunity Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common stocks Less than $2 billion
                      consideration is given to income
                                                       Approximate Number of Holdings       Dividend Frequency
                      Fund Category                    80-120                               At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

               The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           .Market Risk             .Liquidity Risk           .Credit Risk
           .Issuer Risk             .Foreign Investment Risk  .Management Risk
           .Growth Securities Risk  .Currency Risk            .Leveraging Risk
           .Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
           .IPO Risk                .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A (12/17/90) and Class B shares (4/1/99), performance information shown in the Average Annual Total
               Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


34  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                          More Recent Return Information
                                                                                1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
 1993    1994    1995    1996    1997    1998   1999    2000     2001    2002                -----------------------
------  ------  ------  ------  ------  -----  ------  -------  ------- ------- Highest (10/01/99-12/31/99)   45.70%
36.16%  -4.74%  41.53%  11.54%  -4.75%  1.29%  63.99%  -14.35%  -17.94%  [  ]%               -----------------------
                                                                                Lowest (7/1/01-9/30/01)      -31.08%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                      Fund Inception
                                             1 Year  5 Years 10 Years (2/24/84)/(4)/
------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                 [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Class B                                      [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Class C                                      [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/               [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/   [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------

            (1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
            (2) The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.
            (3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
            (4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


                                                                  Prospectus 35

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.65%    0.25%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
Class B                                  0.65     1.00              [    ]%       [    ]%
------------------------------------------------------------------------------------------------
Class C                                  0.65     1.00              [    ]%       [    ]%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the
    Fund's Class A, B and C shares in excess of $2.5 billion and [    ]% in trustees' expenses
    incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or
C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

              Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
  ------------------------------------------------------------------------------------------------------------------------------
  Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
  ------------------------------------------------------------------------------------------------------------------------------
  Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------


36  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Target Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation;         Medium capitalization common stocks Between $1 billion and $10 billion no consideration is given to income

                      Fund Category                       Approximate Number of Holdings      Dividend Frequency
                      Growth Stocks                       up to 100                           At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    .Market Risk             .Liquidity Risk           .Focused Investment Risk
    .Issuer Risk             .Foreign Investment Risk  .Credit Risk
    .Growth Securities Risk  .Currency Risk            .Management Risk
    .Smaller Company Risk    .Technology Related Risk  .Leveraging Risk
                                                       .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B shares.
               Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 37

Calendar Year Total Returns -- Class A                                         More Recent Return Information
                                    [CHART]                                    1/1/03-9/30/03               [    ]%

                                                                               Highest and Lowest Quarter Returns
 1993   1994    1995    1996    1997    1998    1999   2000     2001    2002   (for periods shown in the bar chart)
------  -----  ------  ------  ------  ------  ------  -----  --------  -----               -----------------------
25.51%  3.86%  31.24%  16.62%  16.37%  24.15%  66.25%  9.68%   -28.63%  [  ]%  Highest (10/1/99-12/31/99)    53.05%
                                                                                            -----------------------
                                                                               Lowest (7/1/01-9/30/01)      -27.08%
     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                      Fund Inception
                                                             1 Year  5 Years 10 Years (12/17/92)/(4)/
-----------------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Class B                                                      [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Class C                                                      [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                            [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/                   [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell
    1000(R) Growth Index. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. Companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
(4) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.


38  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.55%    0.25%             [  ]%         [  ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.55     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.55     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and [  ]% in trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[  ]            $[  ]            $[  ]           $[  ]            $[  ]       $[  ]       $[  ]       $[  ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [  ]             [  ]             [  ]            [  ]             [  ]        [  ]        [  ]        [  ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [  ]             [  ]             [  ]            [  ]             [  ]        [  ]        [  ]        [  ]
----------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 39

               PIMCO PEA Value Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization  More than $5 billion
                      and income                        stocks with improving fundamentals
                                                                                           Dividend Frequency
                      Fund Category                     Approximate Number of Holdings     At least annually
                      Value Stocks                      35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .  Market Risk            .  Foreign Investment Risk  .  Credit Risk
      .  Issuer Risk            .  Currency Risk            .  Management Risk
      .  Value Securities Risk  .  Focused Investment Risk  .  Leveraging Risk
                                                            .  Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A, B and C shares (1/13/97), performance information shown in the bar chart and tables for those classes is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


40  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class A     More Recent Return Information
                                           1/1/03-9/30/03               [    ]%

[CHART]                                    Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                                        -----------------------
1993    1994    1995    1996    1997       Highest (4/1/99-6/30/99)      17.73%
1998   1999    2000    2001    2002                     -----------------------
------  ------  ------  ------  ------     Lowest (7/1/98-9/30/98)      -13.27%
-----  -----  ------  ------  ------
15.94%  -4.46%  38.37%  19.87%  25.71%
9.76%  3.81%  30.53%  15.21%   [  ]%

    Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                            Fund Inception
                                                   1 Year  5 Years 10 Years (12/30/91)/(4)/
-------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1) /                      [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1) /      [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale
 of Fund Shares/(1) /                              [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class B                                            [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class C                                            [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Russell 1000 Value Index /(2)/                     [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average /(3)/         [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.


                                                                  Prospectus 41

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.45%    0.25%             [  ]%         [  ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.45     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.45     1.00              [  ]          [  ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
    National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05 % on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------------------------------------------------


42  PIMCO Funds: Multi-Manager Series

               PIMCO PPA Tax-Efficient Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks maximum after-tax A portion of the common stocks   More than $5 billion
                      growth of capital       represented in the S&P 500 Index

                      Fund Category           Approximate Number of Holdings   Dividend Frequency
                      Enhanced Index          More than 200                    At least annually

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. At least 80% of the Fund's assets will be generally invested in equity securities. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivative instruments, primarily for risk management and hedging purposes.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of substainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

            .Market Risk            .Growth Securities Risk   .Credit Risk
            .Issuer Risk            .Leveraging Risk          .Management Risk
            .Value Securities Risk  .Focused Investment Risk  .Leveraging Risk
                                                              .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 43

Calendar Year Total Returns -- Class A     More Recent Return Information
                                           1/1/03-9/30/03                 [  ]%

[CHART]                                    Highest and Lowest Quarter Returns
                                           (for periods shown in the bar chart)
                                                        -----------------------
1999    2000     2001     2002             Highest (10/1/99-12/31/99)    14.98%
------  ------  -------  -------                        -----------------------
17.38%  -9.63%  -12.71%    [  ]%           Lowest (7/1/01-9/30/01)      -15.28%
                                                        -----------------------

    Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                        Fund Inception
                                                                                 1 Year (7/10/98)/(4)/
------------------------------------------------------------------------------------------------------
Class A -- Before Taxes/(1)/                                                     [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions/(1)/                                     [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of Fund Shares/(1)/             [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
Class B                                                                          [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
Class C                                                                          [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                               [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                                         [  ]%   [  ]%
------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for
    Classes B and C will vary.
(2) The S&P 500 index is an unmanaged index of large capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by
    Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300%
    of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.


44  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.45%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and 0.01% in trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

              Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
  ------------------------------------------------------------------------------------------------------------------------------
  Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
  ------------------------------------------------------------------------------------------------------------------------------
  Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 45

               PIMCO RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Large capitalization equity securities

                      Fund Category                        Approximate Number of Holdings
                      U.S. Stocks                          45-85

Principal Investments Approximate Capitalization Range
and Strategies        At least $3 billion

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Currency Risk                       .Leveraging Risk
..Liquidity Risk          .Emerging Markets Risk               .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


46  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total
               Returns table shows performance of the DRCM Fund's Institutional
               Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/03-9/30/03                 [  ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (10/1/98-12/31/98)    29.25%
1997    1998    1999    2000     2001                   -----------------------
2002                                       Lowest (1/1/01-3/31/01)      -19.06%
------  ------  ------  ------  --------
--------
31.99%  44.11%  44.84%  -8.37%  -21.99%
 [  ]%


    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                     Fund inception
                                                     1 Year  5 Years (12/31/96)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/           [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                                [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/        [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Class A                                            [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Class B                                            [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Class C                                            [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         [  ]%    [  ]%    [  ]%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


                                                                  Prospectus 47

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.45%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.45     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5          Year 10
------------------------------------------------------------------------------------------------------------
Class A                                  $[   ]           $[   ]           $[   ]          $[   ]
------------------------------------------------------------------------------------------------------------
Class B                                   [   ]            [   ]            [   ]           [   ]
------------------------------------------------------------------------------------------------------------
Class C                                   [   ]            [   ]            [   ]           [   ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class A                                  $[   ]      $[   ]      $[   ]      $[   ]
----------------------------------------------------------------------------------------
Class B                                   [   ]       [   ]       [   ]       [   ]
----------------------------------------------------------------------------------------
Class C                                   [   ]       [   ]       [   ]       [   ]
----------------------------------------------------------------------------------------


48  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity and equity-related securities Russell Mid-Cap Growth Index of U.S. companies with small and
                      Fund Category                        medium market capitalizations        Dividend Frequency
                      U.S. Stocks                                                               At least annually
                                                           Approximate Number of Holdings
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Emerging Markets Risk               .Leveraging Risk
..Smaller Company Risk    .Currency Risk                       .Derivatives Risk
..Liquidity Risk          .Turnover Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 49

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total
               Returns table shows performance of the DRCM Fund's Institutional
               Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class                              More Recent Return Information
                                                                                1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
 1993   1994    1995    1996    1997    1998    1999   2000     2001     2002                -----------------------
------  -----  ------  ------  ------  ------  ------  -----  --------  ------  Highest (10/1/99-12/31/99)    42.24%
10.72%  0.76%  34.53%  19.07%  17.50%  15.06%  60.18%  1.25%   -24.62%   [  ]%               -----------------------
                                                                                Lowest (1/1/01-3/31/01)      -25.02%

        Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                  Fund inception
                                                         1 Year  5 Years 10 Years (11/6/79)/(4)/
------------------------------------------------------------------------------------------------
Institutional
 Class -- Before
 Taxes/(1)/                                              [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional
 Class -- After
 Taxes on
 Distributions and
 Sale of Fund
 Shares/(1)/                                             [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Class A                                                  [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Class B                                                  [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Class C                                                  [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                        [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                 [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest
    historical individual federal marginal income tax rates
    and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax
    situation and may differ from those shown. After-tax
    returns are not relevant to investors who hold Fund
    shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases
    the return after taxes may exceed the return before
    taxes due to an assumed tax benefit from any losses on
    a sale of Fund shares at the end of the measurement
    period. After-tax returns are for Institutional Class
    shares only. After-tax returns for Classes A, B and C
    will vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index
    that measures the performance of those Russell Mid-Cap
    companies with higher price-to-book ratios and higher
    forecasted growth values. The stocks are also members
    of the Russell 1000(R) Growth Index. It is not possible
    to invest directly in the index.
(3) The Lipper Mid-Cap Growth Funds Average is a total
    return performance average of funds tracked by Lipper,
    Inc. that normally invest primarily in companies with
    market capitalizations less than $5 billion at the time
    of purchase. It does not take into account sales
    charges.
(4) The Fund began operations on 10/31/79. Index
    comparisons begin on 10/31/79.


50  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund
               Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    None                                             1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and
    C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.47%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.47     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.47     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 51

               PIMCO RCM Tax-Managed Growth Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations

                      Fund Category                     Approximate Number of Holdings      Dividend Frequency
                      Enhanced Stocks                   25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. Although the Fund may invest in companies of all capitalizations, the Fund will focus its investments on larger capitalization companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk                      .Currency Risk
..Issuer Risk             .Derivatives Risk                    .Sector Specific Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
..Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


52  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the Fund's
               Institutional Class shares, adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional
               Class performance because of the lower expenses and no sales charges paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                    [CHART]        1/1/03-9/30/03               [    ]%

                                                   Highest and Lowest Quarter Returns
 1999     2000     2001      2002                  (for periods shown in the bar chart)
------  -------  --------  --------                             -----------------------
52.44%  -8.07%    -21.63%   [  ]%                  Highest (10/1/99-12/31/99)    31.98%
                                                                -----------------------
                                                   Lowest (1/1/01-3/31/01)      -18.29%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                               Fund Inception
                                                                       1 Year  (12/30/98)/(4)/
----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                               [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/               [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                           [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Class A                                                                [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Class B                                                                [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Class C                                                                [    ]%  [    ]%
----------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     [    ]%  [    ]%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                             [    ]%  [    ]%
----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.


                                                                  Prospectus 53

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class A    5.50%                                         1%/(1)/
--------------------------------------------------------------------------------------------------------
Class B    None                                          5%/(2)/
--------------------------------------------------------------------------------------------------------
Class C    None                                          1%/(3)/
--------------------------------------------------------------------------------------------------------
(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class A                                            0.60%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class B                                            0.60     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
Class C                                            0.60     1.00              [    ]        [    ]
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5           Year 10
------------------------------------------------------------------------------------------------------------
Class A                                  $[    ]          $[    ]          $[    ]          $[    ]
------------------------------------------------------------------------------------------------------------
Class B                                   [    ]           [    ]           [    ]           [    ]
------------------------------------------------------------------------------------------------------------
Class C                                   [    ]           [    ]           [    ]           [    ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class A                                  $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------
Class B                                   [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------
Class C                                   [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------


54  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks


               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issue Risk     The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The CCM Capital Appreciation, NFJ Equity
               Income, PEA Growth & Income, CCM Mid-Cap, NACM Core Equity, NACM
               Flex-Cap Value, NACM Value, NFJ Small-Cap Value, PPA
               Tax-Efficient Equity and PEA Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The CCM Capital
               Appreciation, NACM Core Equity, NACM Growth, PEA Growth, PEA
               Growth & Income, CCM Mid-Cap, PEA Opportunity, RCM Large-Cap
               Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Target and PPA
               Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Flex-Cap Value, PEA
               Opportunity, RCM Tax-Managed Growth and NFJ Small-Cap Value
               Funds generally have substantial exposure to this risk. The PEA
               Growth & Income, CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk       The Funds may purchase securities in initial public offerings
               (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


                                                                  Prospectus 55

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the CCM Capital Appreciation, CCM Mid-Cap and
Risk           RCM Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Healthcare Related Risk. Certain funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry and may be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Certain Funds, such as the RCM Large-Cap Growth , RCM Mid-Cap and RCM Tax-Managed Growth Funds, may be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities may experience more
(non-U.S.)     rapid and extreme changes in value than Funds that invest
Investment     exclusively in securities of U.S. issuers or securities that
Risk           trade exclusively in U.S. markets. However, if foreign
               securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
               issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.


56  PIMCO Funds: Multi-Manager Series

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Large-Cap Growth Fund may invest a significant portion of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area
               (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or
               "financial and business services," which may share common
               characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the PPA
               Tax-Efficient Equity Fund, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PEA Growth & Income
               Fund is particularly sensitive to this risk because it may invest a significant portion of its assets in interest rate sensitive securities such as corporate bonds.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.


                                                                  Prospectus 57

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The PEA Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them
               (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Growth and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Growth and NACM Value Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are recently organized and do not have a full calendar year performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.
               --------
            /1/ AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


58  PIMCO Funds: Multi-Manager Series

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.

Prior Performance of Similar
Accounts Relating to the NACM
Growth Fund
                               Nicholas-Applegate    Nicholas-Applegate
                               U.S. Large Cap Select U.S. Large Cap Select Growth Russell 1000 Growth
Year                           Growth Fund           Composite                    Index(1)
-----------------------------------------------------------------------------------------------------
1997                           46.07%                34.29%                            30.49%
-----------------------------------------------------------------------------------------------------
1998                           60.80%                62.72%                            38.71%
-----------------------------------------------------------------------------------------------------
1999                           96.11%                102.77%                           33.16%
-----------------------------------------------------------------------------------------------------
2000                           (23.98)%              (24.71)%                          (22.42)%
-----------------------------------------------------------------------------------------------------
2001                           (41.21)%              (40.87)%                          (20.42)%
-----------------------------------------------------------------------------------------------------
2002                           [    ]%               [    ]%                           [    ]%
-----------------------------------------------------------------------------------------------------
10/1/02-9/30/03                [    ]%               [    ]%                           [    ]%
-----------------------------------------------------------------------------------------------------
10/1/02-9/30/03                [    ]%               [    ]%                           [    ]%
-----------------------------------------------------------------------------------------------------
Since Inception(2)             [    ]%               [    ]%                           [    ]%
-----------------------------------------------------------------------------------------------------

             (1)The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
             (2)December 27, 1996.

Prior Performance of Similar Accounts Relating to the NACM Value Fund
                                        Nicholas-Applegate
                   Nicholas-Applegate   Large Cap Value    Russell 1000 Value
Year               Large Cap Value Fund Composite          Index(1)
-----------------------------------------------------------------------------
1997               40.55%               41.96%                  35.18%
-----------------------------------------------------------------------------
1998               20.13%               21.36%                  15.63%
-----------------------------------------------------------------------------
1999               8.88%                10.13%                  7.35%
-----------------------------------------------------------------------------
2000               7.82%                9.40%                   7.01%
-----------------------------------------------------------------------------
2001               (1.02)%              0.11%                   (5.60)%
-----------------------------------------------------------------------------
2002               [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
Since Inception(2) [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------

             (1)The Russell 1000 Value Index measures the performance of those
                Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
             (2)April 30, 1996.


                                                                  Prospectus 59

               Management of the Funds
Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory affiliates had approximately $[ ] billion in assets under management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                              Advisory Fees
-------------------------------------------------------------------------------
NFJ Basic Value, CCM Capital Appreciation, NFJ Equity Income,
 CCM Mid-Cap, RCM Large-Cap Growth, PPA Tax-Efficient Equity and
 PEA Value Funds                                                      0.45%
RCM Mid-Cap Fund                                                      0.47%
NACM Core Equity*, NACM Growth*, NACM Value*, PEA Growth Funds        0.50%
PEA Target Fund                                                       0.55%
PEA Growth & Income, RCM Tax-Managed Growth and NFJ Small-Cap
 Value Funds                                                          0.60%
NACM Flex-Cap Value* and PEA Opportunity Funds                        0.65%
* The NACM Funds commenced operations on July 19, 2002 and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for these Funds are the Funds' current advisory fee rates.


Administrative Each Fund pays for the administrative services it
Fees requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


60  PIMCO Funds: Multi-Manager Series

               Class A, B and C shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                                                                    Administrative Fees*
----------------------------------------------------------------------------------------------------------------------------
NACM Core Equity, NACM Flex-Cap Value, NACM Growth, NACM Value, NFJ Basic Value, NFJ Equity Income, PEA
 Growth & Income, RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds                            0.50%
All Other Funds                                                                                                 0.40%

              * The Administrative Fee rate for each Fund is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                                       Funds
-----------------------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC                          PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target and PEA
("PIMCO Equity Advisors")                          Value
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
---------------------------------------------------
Cadence Capital Management LLC ("Cadence")         CCM Capital Appreciation and CCM Mid-Cap
265 Franklin Street
11th Floor
Boston, MA 02110
---------------------------------------------------
Dresdner RCM Global Investors LLC                  RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth
("Dresdner RCM")                                   (the "RCM Funds")
4 Embarcadero Center
San Francisco, CA 94111
---------------------------------------------------
Nicholas-Applegate Capital Management LLC ("NACM") NACM Core Equity, NACM Flex-Cap Value, NACM Growth and NACM
600 West Broadway                                  Value Funds (the "NACM Funds")
San Diego, CA 92101
---------------------------------------------------
NFJ Investment Group L.P. ("NFJ")                  NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
---------------------------------------------------
Parametric Portfolio Associates ("Parametric")     PPA Tax-Efficient Equity
1151 Fairview Avenue N.
Seattle, WA 98109
---------------------------------------------------

              * Each of the Sub-Advisers except for Parametric is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.


                                                                  Prospectus 61

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the PEA Growth, PEA Opportunity and PEA Target Funds prior to March 6, 1999, for the PEA Growth & Income Fund prior to July 1, 1999, and for the PEA Value Fund prior to May 8, 2000.


Fund                Portfolio Managers Since Recent Professional Experience
---------------------------------------------------------------------------------------------------------------
PEA Growth          Kenneth W. Corba   1999  Managing Director and Chief Investment Officer of PIMCO Equity
                                             Advisors and a Member of the Management Board of ADAM of America.
                                             Prior to joining ADAM of America, he was with Eagle Asset
                                             Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He
                                             was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                             Management Group, Senior Vice President and Portfolio Manager.

PEA Growth & Income Mr. Corba          1999  See above.

PEA Opportunity     Michael Corelli    2003  Co-Portfolio Manager and Research Analyst for PIMCO Equity
                                             Advisors. Prior to joining PIMCO Equity Advisors in 1999, he was an analyst at Bankers Trust in the small and mid cap growth group. He received his B.A. from Bucknell University.

                    Jamie Michaelson   2003  Co-Portfolio Manager and Research Analyst for PIMCO Equity
                                             Advisors. Prior to joining PIMCO Equity Advisors in 2000, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. He received his B.A. from Bucknell University.

PEA Target          Jeff Parker        1999  Portfolio Manager and Research Analyst for PIMCO Equity Advisors.
                                             Prior to joining PIMCO Equity Advisors, he managed equity
                                             accounts as an Assistant Portfolio Manager at Eagle Asset
                                             Management from 1996 to 1998. He was a Senior Consultant with
                                             Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

PEA Value           John K. Schneider  2000  Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of America, he was a partner and Portfolio Manager of Schneider
                                             Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research
                                             at Newbold's Asset Management from 1991 to 1996.


               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.


62  PIMCO Funds: Multi-Manager Series

Cadence Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined
               assets as of September 30, 2003, of approximately $[    ]
               billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.


Fund         Portfolio Managers        Since             Recent Professional Experience
-----------------------------------------------------------------------------------------------------------
CCM Capital  David B. Breed            1991 (Inception)  Managing Director, Chief Executive Officer, Chief
Appreciation                                             Investment Officer and founding partner of
                                                         Cadence. Member of the Management Board of PIMCO
                                                         Funds Advisors. He is a research generalist and
                                                         has led the team of portfolio managers and
                                                         analysts since 1988. Mr. Breed has managed
                                                         separate equity accounts for many institutional
                                                         clients and has led the team that manages the
                                                         PIMCO Funds sub-advised by Cadence since those
                                                         Funds' inception dates.

             William B. Bannick        1992              Managing Director and Executive Vice President at
                                                         Cadence. Mr. Bannick is a research generalist and
                                                         Senior Portfolio Manager for the Cadence team. He
                                                         has managed separately managed equity accounts
                                                         for various Cadence institutional clients and has
                                                         been a member of the team that manages the PIMCO
                                                         Funds sub-advised by Cadence since joining
                                                         Cadence in 1992.

             Katherine A. Burdon       1993              Managing Director and Senior Portfolio Manager at
                                                         Cadence. Ms. Burdon is a research generalist and
                                                         has managed separately managed equity accounts
                                                         for various Cadence institutional clients and has
                                                         been a member of the team that manages the PIMCO
                                                         Funds sub-advised by Cadence since joining
                                                         Cadence in 1993.

CCM Mid-Cap  Messrs. Breed and Bannick Same as Capital   See above.
             and Ms. Burdon            Appreciation Fund


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM provides advisory
               services to mutual funds and institutional accounts. Dresdner
               RCM was originally formed as Rosenberg Capital Management in
               1970, and it and its successors have been consistently in
               business since then. As of September 30, 2003, Dresdner RCM had
               approximately $[    ] billion in assets under management.

               Each of the Funds is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund.


                                                                  Prospectus 63

NACM Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of September 30,
               2003, Nicholas-Applegate had approximately $[    ] billion in
               assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.

Fund             Portfolio Managers         Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------------
NACM Core Equity Stacey Nutt, Ph.D.         2002 (inception) Portfolio Manager for the Nicholas-Applegate U.S.
                                                             Systematic since 1999. She has 6 years' prior
                                                             experience with Vestek Systems, Inc.; Virginia
                                                             Tech; and Georgia Institute of Technology.
                 David Pavan, CFA           2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                             Systematic since 1996. He has 6 years' prior
                                                             experience with Putnam Investments and Genus
                                                             Capital Management, Inc.
                 Stephen Sexauer            2003             Lead Portfolio Manager for Nicholas-Applegate
                                                             U.S. Value Strategies since 2003. He has 27
                                                             years' prior experience with Morgan Stanley
                                                             Investment Management, Merrill Lynch Economics
                                                             and Wharton Econometrics.
                 Doug Stone                 2002 (inception) Director of Nicholas-Applegate's Research and
                                                             Risk Management since 1994. He has 20 years'
                                                             prior experience; 10 years' investment experience
                                                             with the Frank Russell Company; University of
                                                             Washington; and U.S. Department of Interior.
                                                             Member of Editorial Board, Journal of Investing.
                 Todd Wolter, CFA           2002 (inception) Portfolio Manager for Nicholas-Applegate U.S.
                                                             Systematic since 2000. He has 5 years' prior
                                                             experience with Credit Suisse Asset Management;
                                                             University of California, Irvine; Olde Financial
                                                             Corporation; and Prudential Securities.
                 James Li, Ph.D., CFA       2002 (inception) Investment Analyst for Nicholas-Applegate U.S.
                                                             Systematic since 2000. He has 5 years' prior
                                                             investment experience with Accessor Capital
                                                             Management and Frank Russell Company.
                 Aerus Tran                 2002 (inception) Investment Analyst with Nicholas-Applegate since
                                                             1999. He has 4 years' prior experience with the
                                                             San Diego Association of Governments; Perwich,
                                                             Goff & Karavatos; Best Mortgage, LLC; Western
                                                             Riverside Association of Governments; San
                                                             Bernardino Association of Governments.
                 Zhuanxin Ding, Ph.D.       2003             Investment Analyst for Nicholas-Applegate U.S.
                                                             Systematic strategies since 2003. He has 11
                                                             years' prior experience with Frank Russell
                                                             Company's Capital Market Research Group, Mathsoft
                                                             Inc., Coast Tactical Asset Management and BARRA
                                                             Inc.
                 Chenyang Frank Feng, Ph.D. 2002 (inception) Investment Analyst for Nicholas-Applegate U.S.
                                                             Systematic strategies since 2001. He has 6 years'
                                                             prior experience with Vestek Systems, Providian
                                                             Financial and the Federal Reserve Bank of Atlanta.
                 Jane Edmondson             2002 (inception) Investment Analyst with Nicholas-Applegate since
                                                             1996. She has 5 years' prior experience with
                                                             Merrill, Lynch, Pierce, Fenner & Smith.
                 Mark Roemer                2002 (inception) Product Specialist with Nicholas-Applegate since
                                                             2001. He has 5 years' prior investment experience
                                                             with Barclays Global Investors and Kleinwort
                                                             Benson Investment Management of London.
                 Antonio Ramos              2002 (inception) Investment Analyst for Nicholas-Applegate
                                                             Systematic strategies since 2001. He joined the
                                                             firm in 1998 as Project Manager for the
                                                             Information Management Group and joined the U.S.
                                                             Systematic team in 1999. He has 10 years' prior
                                                             experience with Vintage, Inc., Japan and Advanced
                                                             Technologies Co., Ltd., Japan.


64  PIMCO Funds: Multi-Manager Series

Fund          Portfolio Managers  Since            Recent Professional Experience
------------------------------------------------------------------------------------------------
NACM Flex-Cap Stephen Sexauer     2003             Lead Portfolio Manager for
  Value                                            Nicholas-Applegate U.S. Value strategies
                                                   since 2003. He has 27 years' prior
                                                   experience with Morgan Stanley Investment
                                                   Management, Merrill Lynch Economics and
                                                   Wharton Econometrics.
              Mark Stuckelman     2002 (inception) Portfolio Manager for the Nicholas-Applegate
                                                   Large Cap Value Fund since 1995 and Value
                                                   Opportunities Fund since 2001. He has 5
                                                   years' prior investment management
                                                   experience with Wells Fargo Bank Investment
                                                   Management Group; Fidelity Management Trust
                                                   Co. and BARRA.
              Aerus Tran          2002 (inception) See Above
              Mark Roemer         2002 (inception) See Above
NACM Growth   Michael Barraclough 2003             Lead Portfolio Manager for
                                                   Nicholas-Applegate Mid Cap strategies since
                                                   2003. He has 12 years' prior experience with
                                                   Nicholas-Applegate and Dunham & Associates.
              Stephen Ross        October, 2002    Lead Portfolio Manager for
                                                   Nicholas-Applegate's U.S. Large and Mid Cap
                                                   Growth Strategies. He is a member of the
                                                   Executive Committee and was previously the
                                                   lead portfolio manager of the managed
                                                   accounts team. Mr. Ross joined the firm in
                                                   1994 and has 13 years of investment
                                                   experience, including positions with Lincoln
                                                   National Pension Investment, Merrill Lynch
                                                   and T. Rowe Price.
              Thomas Smith, CFA   2002 (inception) Investment Analyst for the
                                                   Nicholas-Applegate U.S Large Cap Select
                                                   Growth and U.S Equity Strategies since 1998.
                                                   Account Administrator for the
                                                   Nicholas-Applegate Large Cap Growth and Mid
                                                   Cap Growth Funds from 1995-1998. He has 4
                                                   years' prior investment experience with
                                                   Wells Fargo Bank and Dean Witter Reynolds.
              Carrie L. Boyko     2003             She is an investment analyst with portfolio
                                                   management and research responsibilities on
                                                   the U.S. Large and Mid Cap Growth team.
                                                   Prior to joining the firm in 1997, she was
                                                   with the Pershing Division of Donaldson,
                                                   Lufkin & Jenrette. She earned her M.S.B.A.
                                                   in finance and B.S.B.A. in management from
                                                   San Diego State University. She has 12 years
                                                   of investment experience.
              Stephen Sexauer     2003             See Above
NACM Value    Stephen Sexauer     2003             See Above
              Mark Stuckelman     2002 (inception) See Above
              John Graves         2002 (inception) See Above
              Aerus Tran          2002 (inception) See Above
              Mark Roemer         2002 (inception) See Above


                                                                  Prospectus 65

NFJ NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund                Portfolio Managers      Since            Recent Professional Experience
-----------------------------------------------------------------------------------------------------
NFJ Basic Value     Chris Najork            2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience encompassing equity research
                                                             and portfolio management. Prior to the
                                                             formation of NFJ in 1989, he was a
                                                             Senior Vice President, Senior Portfolio
                                                             Manager and analyst at NationsBank,
                                                             which he joined in 1974.
                    Benno J. Fischer        2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience in portfolio management,
                                                             investment analysis and research. Prior
                                                             to the formation of NFJ in 1989, he was
                                                             Chief Investment Officer (institutional
                                                             and fixed income), Senior Vice
                                                             President and Senior Portfolio Manager
                                                             at NationsBank, which he joined in
                                                             1971. Prior to joining NationsBank, Mr.
                                                             Fischer was a securities analyst at
                                                             Chase Manhattan Bank and Clark, Dodge.
                    Paul A. Magnuson        2000 (Inception) Principal at NFJ. He is a Portfolio
                                                             Manager and Senior Research Analyst
                                                             with 16 years' experience in equity
                                                             analysis and portfolio management.
                                                             Prior to joining NFJ in 1992, he was an
                                                             Assistant Vice President at
                                                             NationsBank, which he joined in 1985.
                                                             Within the Trust Investment
                                                             Quantitative Services Division of
                                                             NationsBank, he was responsible for
                                                             equity analytics and structured fund
                                                             management.
                    Jeffrey S. Partenheimer 2002             Principal at NFJ. He is a Portfolio
                                                             Manager with over 16 years' experience
                                                             in financial analysis, portfolio
                                                             management and large corporate finance.
                                                             Prior to joining NFJ in 1999, he spent
                                                             10 years in commercial banking (8 of
                                                             those years managing investment
                                                             portfolios) and 4 years as a treasury
                                                             director for DSC Communications in
                                                             Plano, Texas. He began his career as a
                                                             financial analyst with First City Bank
                                                             of Dallas in 1985. He is both a CFA and
                                                             a CPA.
NFJ Equity Income   Mr. Najork              2000 (Inception) See Above
                    Mr. Fischer             2000 (Inception) See Above
                    Mr. Partenheimer        2002             See Above
NFJ Small-Cap Value Mr. Najork              1991 (Inception) See Above
                    Mr. Fischer             1991 (Inception) See Above
                    Mr. Magnuson            1995             See Above
                    E. Clifton Hoover       1998             Principal at NFJ. He is a Portfolio
                                                             Manager with 16 years' experience in
                                                             financial analysis and portfolio
                                                             management. Prior to joining NFJ in
                                                             1997, he was associated with Credit
                                                             Lyonnais from 1991 to 1997, where he
                                                             served as a vice-president and was
                                                             responsible for the financial analysis
                                                             and portfolio management of a
                                                             diversified portfolio. He began his
                                                             career as a financial analyst with
                                                             NationsBank in 1985.

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at Parametric share primary responsibility for the Tax-Efficient Equity Fund.

Fund              Portfolio Managers Since            Recent Professional Experience
------------------------------------------------------------------------------------------------------------------
PPA Tax-Efficient David Stein        1998 (Inception) Managing Director of Parametric. He has been with
Equity                                                Parametric since 1996 where he leads the investment,
                                                      research and product development activities. Previously, he served in Investment Research at GTE Corporation from 1995 to 1996, in Equity Research at Vanguard Group from 1994 to
                                                      1995 and in Investment Research at IBM Corporation from
                                                      1977 to 1994.

                  Tom Seto           1998 (Inception) Vice President and Portfolio Manager of Parametric. Since
                                                      joining Parametric in 1998, he has been responsible for
                                                      management of Parametric's active U.S. equity strategies
                                                      and has managed structured equity portfolios. Previously,
                                                      he was with Barclays Global Investors from 1991 to 1998,
                                                      serving in various capacities including as head of U.S.
                                                      Equity Index Investments and Portfolio Manager.


66  PIMCO Funds: Multi-Manager Series

Adviser/       Shareholders of each Fund (except the NFJ Equity Income, NFJ
Sub-Adviser    Basic Value and CCM Mid-Cap Funds) have approved a proposal
Relationship   permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 67

               Investment Options -- Class A, B and C Shares

               The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

               The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares
              . You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

              . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

              . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

              . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B       .  You do not pay an initial sales charge when you buy Class B
Shares           shares. The full amount of your purchase payment is invested initially.

              . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C       .  For all funds, you do not pay an initial sales charge when you
Shares           buy Class C shares. The full amount of your purchase payment is invested initially.

              . You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.


68  PIMCO Funds: Multi-Manager Series

               The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial Sales  Unless you are eligible for a waiver, the public offering price
Charges --     you pay when you buy Class A shares of the Funds is the net
Class A Shares asset value ("NAV") of the shares plus an initial sales charge.
               The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
               Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


                                      Initial Sales Charge Initial Sales Charge
All Funds                             as % of Net          as % of Public
Amount of Purchase                    Amount Invested      Offering Price
-------------------------------------------------------------------------------
$0-$49,999                            5.82%                5.50%
-------------------------------------------------------------------------------
$50,000-$99,999                       4.71%                4.50%
-------------------------------------------------------------------------------
$100,000-$249,999                     3.63%                3.50%
-------------------------------------------------------------------------------
$250,000-$499,999                     2.56%                2.50%
-------------------------------------------------------------------------------
$500,000-$999,999                     2.04%                2.00%
-------------------------------------------------------------------------------
$1,000,000 +                          0.00%*               0.00%*
-------------------------------------------------------------------------------
              * As shown, investors that purchase $1,000,000 or more of any
                Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Class C        As discussed above, Class C shares of the Funds are not subject
Shares         to an initial sales charge.

--------------------------------------------------------------------------------
Contingent     Unless you are eligible for a waiver, if you sell (redeem) your
Deferred       Class B or Class C shares within the time periods specified
Sales          below, you will pay a CDSC according to the following schedules.
Charges
(CDSCs) -- Class
B and Class
C Shares

Class B Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First                                      5
               ----------------------------------------------------------------
               Second                                     4
               ----------------------------------------------------------------
               Third                                      3
               ----------------------------------------------------------------
               Fourth                                     3
               ----------------------------------------------------------------
               Fifth                                      2
               ----------------------------------------------------------------
               Sixth                                      1
               ----------------------------------------------------------------
               Seventh and thereafter                     0*
               ----------------------------------------------------------------
              * After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.


Class C Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First                                      1
               ----------------------------------------------------------------
               Thereafter                                 0
               ----------------------------------------------------------------

--------------------------------------------------------------------------------
CDSCs on       Unless a waiver applies, investors who purchase $1,000,000 or
Class A        more of Class A shares (and, thus, pay no initial sales charge)
Shares         will be subject to a 1% CDSC if the shares are redeemed within
               18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and
               CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs      A CDSC is imposed on redemptions of Class B and Class C shares
are            (and where applicable, Class A shares) on the amount of the
Currently      redemption which causes the current value of your account for
Calculated     the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
               However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.


                                                                  Prospectus 69

               For example, the following illustrates the current operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

--------------------------------------------------------------------------------
How CDSCs      The Trust expects that the manner of calculating the CDSC on
will be        Class B and Class C shares (and where applicable, Class A
Calculated     shares) purchased after December 31, 2001, will change from that
-- Shares      described above. The Trust will provide shareholders with at
Purchased      least 60 days' notice prior to implementing the change. When the
After          Trust implements the change, the CDSC on all shares purchased
December 31,   after December 31, 2001, will be subject to the change, not only
2001           shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

               Under the new calculation method, the following rules will apply:

              . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

              . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

              . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

              . In determining whether a CDSC is payable, the first-in
                first-out, or "FIFO," method will be used to determine which shares are being redeemed.

               For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

               In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions     The initial sales charges on Class A shares and the CDSCs on
and Waivers    Class A, Class B and Class C shares may be reduced or waived
of Initial     under certain purchase arrangements and for certain categories
Sales          of investors. Please see the Guide for details. The Guide is
Charges and    available free of charge from the Distributor. See "How to Buy
CDSCs          and Sell Shares--PIMCO Funds Shareholders' Guide" below.

--------------------------------------------------------------------------------
Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

All Funds                        Servicing Fee            Distribution Fee
--------------------------------------------------------------------------------
Class A                              0.25%                      None
--------------------------------------------------------------------------------
Class B                              0.25%                      0.75%
--------------------------------------------------------------------------------
Class C                              0.25%                      0.75%
--------------------------------------------------------------------------------


70  PIMCO Funds: Multi-Manager Series

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares of certain Funds may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds    More detailed information about the Trust's purchase, sale and
Shareholders'  exchange arrangements for Fund shares is provided in the PIMCO
Guide          Funds Shareholders' Guide, which is included in the Statement of
               Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107.
               The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate initial sales charges
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs


                                                                  Prospectus 71

Calculation    When you buy shares of the Funds, you pay a price equal to the
of Share       NAV of the shares, plus any applicable sales charge. When you
Price and      sell (redeem) shares, you receive an amount equal to the NAV of
Redemption     the shares, minus any applicable CDSC. NAVs are determined at
Payments       the close of regular trading (normally, 4:00 p.m., Eastern time)
               on the New York Stock Exchange on each day the New York Stock
               Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares  You can buy Class A, Class B or Class C shares of the Funds in the following ways:

               . Through your broker, dealer or other financial intermediary.
                 Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

               . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

               If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

                                          PIMCO Advisors Distributors LLC
                                          P.O. Box 9688
                                          Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

               The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment     The following investment minimums apply for purchases of Class
Minimums       A, Class B and Class C shares.

                   Initial Investment Subsequent Investments
                   ------------------ ---------------------
                    $2,500 per Fund       $100 per Fund

               Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small          Because of the disproportionately high costs of servicing
Account Fee    accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth
               IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans,
               403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the


72  PIMCO Funds: Multi-Manager Series

               Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below and/or in the applicable Funds' or
Shares         series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan.
               In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence,
               RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

               The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling        You can sell (redeem) Class A, Class B or Class C shares of the
Shares         Funds in the following ways:

               . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

               . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

               (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

               (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

               (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

               (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

               A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents


                                                                  Prospectus 73
               in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

               If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

               The Guide describes a number of additional ways you can redeem your shares, including:

               . Telephone requests to the Transfer Agent
               . PIMCO Funds Automated Telephone System (ATS)
               . Expedited wire transfers
               . Automatic Withdrawal Plan
               . PIMCO Funds Fund Link

               Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

               Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of      Redemption proceeds will normally be mailed to the redeeming
Redemption     shareholder within seven calendar days or, in the case of wire
Payments       transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated   If you are redeeming shares for which certificates have been
Shares         issued, the certificates must be mailed to or deposited with the
               Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
               Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature      When a signature guarantee is called for, a "medallion"
Guarantee      signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer
               Agents Medallion Program, Stock Exchanges Medallion Program and
               New York Stock Exchange, Inc. Medallion Signature Program.
               Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
               Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.


74  PIMCO Funds: Multi-Manager Series

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                        At Least Annually Quarterly
-------------------------------------------------------
NFJ Basic Value, NFJ Equity
 Income and PEA Growth &
 Income Funds                                     .
-------------------------------------------------------
All other Funds                     .
-------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.


                                                                  Prospectus 75

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth and PPA Tax-Efficient Equity Funds. The RCM Tax-Managed Growth and PPA Tax-Efficient Equity Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to


76  PIMCO Funds: Multi-Manager Series
               factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               The CCM Capital Appreciation, CCM Mid-Cap and PPA Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value Funds intend to be fully invested in equity securities (aside from cash management practices), except that each of these Funds may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The PEA Growth, PEA Opportunity, PEA Target and PEA Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The PEA Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The PEA Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

               Under normal market conditions, the NACM and RCM Funds will invest primarily in equity securities. In addition, the RCM Large-Cap Growth and RCM Tax-Managed Funds may invest up to 20% of their total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. In addition, the NACM Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the NACM Fund's and RCM Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The PEA Opportunity and NFJ Small-Cap Value
CapitalizationsFunds invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the NACM
               Flex-Cap Value and RCM Tax-Managed Growth Funds generally have substantial exposure to these risks. The PEA Growth & Income, CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.


                                                                  Prospectus 77

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds may purchase securities in initial public offerings
Public         (IPOs). These securities are subject to many of the same risks
Offerings      of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The PEA Growth, PEA Growth & Income, PEA Opportunity and PEA
(non-U.S.)     Target Funds may invest up to 15% of their respective assets in
Securities     securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The PEA Value Fund may invest up to 25% of its assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below). The PPA Tax-Efficient
               Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

               The RCM Large-Cap Growth Fund may invest 20%, the RCM Tax-Managed Growth Fund may invest 25% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above. For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the NACM Funds, PEA Growth, PEA Growth & Income, PEA Opportunity, RCM Funds, PEA Target and PEA Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.


78  PIMCO Funds: Multi-Manager Series

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Large-Cap
               Growth Fund may invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target and PEA Value Funds, as well as the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.


                                                                  Prospectus 79

               The RCM Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. The PEA Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the CCM Capital Appreciation, CCM Mid-Cap and
               RCM Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Target, PPA Tax-Efficient Equity and PEA Value Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The PPA Tax-Efficient Equity Fund, as well as the RCM Funds (except the RCM Mid-Cap Fund), may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.


80  PIMCO Funds: Multi-Manager Series

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the PEA Growth & Income
               Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in


                                                                  Prospectus 81
               the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in  Each Fund may invest up to 5% of its assets in other investment
Other          companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      With the exception of the PPA Tax-Efficient Equity Fund, the
Turnover       length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment


82  PIMCO Funds: Multi-Manager Series
               objective and principal investment strategies, particularly during periods of volatile market movements, although the PPA Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds, such as the PEA Growth & Income Fund, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the NACM Funds, NFJ Basic
Investment     Value, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA
Objectives and Opportunity, PEA Target and PPA Tax-Efficient Equity Funds
Policies       described in this Prospectus may be changed by the Board of
               Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
 Smaller-      Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the CCM Mid-Cap, NACM Core Equity, NFJ Equity Income, NFJ
               Small-Cap Value, PPA Tax-Efficient Equity, RCM Large-Cap Growth and RCM Mid-Cap Growth Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
 Investments   variety of investment techniques and strategies which are not and Techniques described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 83

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. For the NFJ Basic Value Fund, the information reflects financial results for Institutional Class shares of the Fund, which are offered in a different prospectus. Classes A, B and C shares of the NFJ Basic Value Fund were not offered during the periods shown. The performance shown below for the NFJ Basic Value Fund is better than that which would have been achieved by Class A, B and C shares of the NFJ Basic Value Fund because of the higher fees and expenses associated with Class A, B and C shares.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has
been audited by [            ], whose report, along with each Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The information provided for each of the PEA Growth, PEA Opportunity and PEA Target Funds reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. Since the NACM Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds. [To be updated by post-effective amendment.]



                       Net Asset    Net       Net Realized/  Total Income Dividends  Distributions
       Year or           Value   Investment     Unrealized       From      From Net    From Net
       Period          Beginning   Income     Gain (Loss) on  Investment  Investment   Realized
        Ended          of Period   (Loss)      Investments    Operations    Income   Capital Gains
--------------------------------------------------------------------------------------------------
NFJ Basic Value Fund
  Institutional Class
   06/30/02             $12.64     $ 0.27 (a)     $ 0.52 (a)    $ 0.79      $(0.26)     $ 0.00
   06/30/01              10.85       0.29 (a)       2.15 (a)      2.44       (0.25)      (0.40)
   05/08/00-06/30/00     11.22       0.07 (a)      (0.39)(a)     (0.32)      (0.05)       0.00
CCM Capital Appreciation Fund
  Class A
   06/30/02             $17.54     $ 0.02 (a)     $(2.90)(a)    $(2.88)     $(0.02)     $ 0.00
   06/30/01              26.94       0.03 (a)      (1.36)(a)     (1.33)      (0.09)      (7.98)
   06/30/00              26.65      (0.03)(a)       5.34 (a)      5.31       (0.02)      (5.00)
   06/30/99              26.01       0.06 (a)       2.33 (a)      2.39       (0.10)      (1.65)
   06/30/98              21.16       0.07 (a)       6.55 (a)      6.62       (0.09)      (1.68)
  Class B
   06/30/02              16.88      (0.10)(a)      (2.78)(a)     (2.88)       0.00        0.00
   06/30/01              26.30      (0.13)(a)      (1.30)(a)     (1.43)      (0.01)      (7.98)
   06/30/00              26.29      (0.22)(a)       5.23 (a)      5.01        0.00       (5.00)
   06/30/99              25.75      (0.13)(a)       2.32 (a)      2.19        0.00       (1.65)
   06/30/98              21.10      (0.11)(a)       6.51 (a)      6.40       (0.07)      (1.68)
  Class C
   06/30/02              16.91      (0.10)(a)      (2.78)(a)     (2.88)       0.00        0.00
   06/30/01              26.34      (0.13)(a)      (1.31)(a)     (1.44)      (0.01)      (7.98)
   06/30/00              26.31      (0.22)(a)       5.25 (a)      5.03        0.00       (5.00)
   06/30/99              25.78      (0.13)(a)       2.31 (a)      2.18        0.00       (1.65)
   06/30/98              21.10      (0.12)(a)       6.53 (a)      6.41       (0.05)      (1.68)

--------
*   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding trustees' expense is 0.70% .


84  PIMCO Funds: Multi-Manager Series

                                                                                               Ratio of Net
                             Fund                                                 Ratio of      Investment
Tax Basis                Reimbursement   Net Asset                Net Assets End Expenses to Income (Loss) to
Return of     Total      Fee Added to   Value End of                of Period    Average Net   Average Net      Portfolio
 Capital  Distributions Paid-In Capital    Period    Total Return     (000s)       Assets         Assets      Turnover Rate
---------------------------------------------------------------------------------------------------------------------------
$ 0.00       $(0.26)        $ 0.00         $13.17         6.40%      $  1,834       0.71%(b)       2.07%            49%
  0.00        (0.65)          0.00          12.64        23.37          1,178       0.70           2.50             78
  0.00        (0.05)          0.00          10.85        (2.90)           911       0.70*          3.94*             5
 $0.00       $(0.02)        $ 0.00         $14.64       (16.43)%     $123,754       1.11%(c)       0.10%           110%
  0.00        (8.07)          0.00          17.54        (9.15)       111,193       1.10           0.14            112
  0.00        (5.02)          0.00          26.94        22.73         91,927       1.11(c)       (0.10)           119
  0.00        (1.75)          0.00          26.65        10.14         91,296       1.10           0.24            120
  0.00        (1.77)          0.00          26.01        32.39         72,803       1.10           0.27             75
  0.00         0.00           0.00          14.00       (17.06)        62,447       1.86(d)       (0.64)           110
  0.00        (7.99)          0.00          16.88        (9.83)        70,991       1.85          (0.60)           112
  0.00        (5.00)          0.00          26.30        21.79         66,044       1.86(d)       (0.86)           119
  0.00        (1.65)          0.00          26.29         9.39         55,094       1.85          (0.52)           120
  0.00        (1.75)          0.00          25.75        31.39         40,901       1.85          (0.47)            75
  0.00         0.00           0.00          14.03       (17.03)        78,517       1.86(d)       (0.65)           110
  0.00        (7.99)          0.00          16.91        (9.86)        83,843       1.85          (0.60)           112
  0.00        (5.00)          0.00          26.34        21.85         82,864       1.86(d)       (0.86)           119
  0.00        (1.65)          0.00          26.31         9.34         81,097       1.85          (0.52)           120
  0.00        (1.73)          0.00          25.78        31.40         71,481       1.85          (0.49)            75

--------
(c) Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.85%.


                                                                  Prospectus 85


                                                       Net Realized/                  Dividends   Distributions
        Year or          Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
        Period              Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
         Ended              of Period    Income (Loss)  Investments     Operations      Income        Gains
-----------------------------------------------------------------------------------------------------------------
NFJ Equity Income Fund
  Class A
   10/31/01-06/30/02         $11.31         $ 0.19 (a)    $ 0.96 (a)      $  1.15       $(0.29)       $(0.86)
  Class B
   10/31/01-06/30/02          11.31           0.13 (a)      0.97 (a)         1.10        (0.26)        (0.86)
  Class C
   10/31/01-06/30/02          11.31           0.13 (a)      0.96 (a)         1.09        (0.26)        (0.86)
PEA Growth Fund (ii)
  Class A
   06/30/02                  $24.55         $(0.06)(a)    $ (6.23)(a)     $ (6.29)      $ 0.00        $(0.16)
   06/30/01                   38.94          (0.19)(a)     (11.85)(a)      (12.04)        0.00         (2.35)
   06/30/00                   34.12          (0.29)(a)      10.77 (a)       10.48         0.00         (5.66)
   06/30/99                   32.62          (0.14)(a)       5.56 (a)        5.42         0.00         (3.92)
   06/30/98                   27.03          (0.08)(a)       9.99 (a)        9.91         0.00         (4.32)
  Class B
   06/30/02                   21.49          (0.19)(a)      (5.43)(a)       (5.62)        0.00         (0.16)
   06/30/01                   34.66          (0.37)(a)     (10.45)(a)      (10.82)        0.00         (2.35)
   06/30/00                   31.15          (0.51)(a)       9.68 (a)        9.17         0.00         (5.66)
   06/30/99                   30.34          (0.35)(a)       5.08 (a)        4.73         0.00         (3.92)
   06/30/98                   25.59          (0.28)(a)       9.35 (a)        9.07         0.00         (4.32)
  Class C
   06/30/02                   21.49          (0.19)(a)      (5.43)(a)       (5.62)        0.00         (0.16)
   06/30/01                   34.66          (0.38)(a)     (10.44)(a)      (10.82)        0.00         (2.35)
   06/30/00                   31.15          (0.51)(a)       9.68 (a)        9.17         0.00         (5.66)
   06/30/99                   30.33          (0.35)(a)       5.09 (a)        4.74         0.00         (3.92)
   06/30/98                   25.58          (0.28)(a)       9.35 (a)        9.07         0.00         (4.32)
PEA Growth & Income Fund
  Class A
   06/30/02                  $ 9.20         $ 0.08 (a)    $ (2.27)(a)     $ (2.19)      $(0.04)       $ 0.00
   07/31/00-06/30/01          13.11           0.04 (a)      (0.27)(a)       (0.23)       (0.05)        (3.63)
  Class B
   06/30/02                    9.14           0.02 (a)      (2.26)(a)       (2.24)       (0.01)         0.00
   07/31/00-06/30/01          13.11          (0.02)(a)      (0.28)(a)       (0.30)       (0.04)        (3.63)
  Class C
   06/30/02                    9.13           0.02 (a)      (2.25)(a)       (2.23)       (0.01)         0.00
   07/31/00-06/30/01          13.11          (0.01)(a)      (0.29)(a)       (0.30)       (0.05)        (3.63)

--------
 *  Annualized
(ii) The information provided for the PEA Growth Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 2000; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(a) Per share amounts based upon average number of shares outstanding during the period.


86  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
 $0.00       $(1.15)       $11.31        10.51%      $    1,637       1.20%*         2.39%*           50%
  0.00        (1.12)        11.29        10.10            1,230       1.95*          1.68*            50
  0.00        (1.12)        11.28         9.96            2,141       1.95*          1.68*            50
$ 0.00       $(0.16)       $18.10       (25.73)%     $  136,908       1.16%(b)      (0.27)%           76%
  0.00        (2.35)        24.55       (32.40)         173,990       1.15          (0.58)            85
  0.00        (5.66)        38.94        32.49          255,744       1.16(b)       (0.78)            72
  0.00        (3.92)        34.12        18.65          227,638       1.16(b)       (0.44)           131
  0.00        (4.32)        32.62        41.03          180,119       1.16(b)       (0.27)           123
  0.00        (0.16)        15.71       (26.28)          92,279       1.91(c)       (1.02)            76
  0.00        (2.35)        21.49       (32.90)         162,382       1.90          (1.33)            85
  0.00        (5.66)        34.66        31.31          213,627       1.91(c)       (1.53)            72
  0.00        (3.92)        31.15        17.72          133,850       1.90          (1.19)           131
  0.00        (4.32)        30.34        39.97           80,719       1.91(c)       (1.02)           123
  0.00        (0.16)        15.71       (26.28)         879,605       1.91(c)       (1.02)            76
  0.00        (2.35)        21.49       (32.91)       1,486,530       1.90          (1.34)            85
  0.00        (5.66)        34.66        31.31        2,416,067       1.91(c)       (1.53)            72
  0.00        (3.92)        31.15        17.76        2,064,450       1.90          (1.18)           131
  0.00        (4.32)        30.33        39.99        1,853,002       1.91(c)       (1.02)           123
$ 0.00       $(0.04)       $ 6.97       (23.85)%     $   16,983       1.36%(d)       1.00%           101%
  0.00        (3.68)         9.20        (4.47)          12,050       1.35*          0.49*            77
  0.00        (0.01)         6.89       (24.51)          14,520       2.10           0.23            101
  0.00        (3.67)         9.14        (5.11)          15,663       2.10*         (0.21)*           77
  0.00        (0.01)         6.89       (24.40)          17,543       2.10           0.24            101
  0.00        (3.68)         9.13        (5.15)          16,167       2.10*         (0.17)*           77

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.15%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 1.90%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.35%.


                                                                  Prospectus 87


                                                     Net Realized/                  Dividends   Distributions
      Year or          Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
      Period              Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
       Ended              of Period    Income (Loss)  Investments     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------------
CCM Mid-Cap Fund (iii)
  Class A
   06/30/02                $21.02         $ 0.01(a)      $(3.17)(a)     $(3.16)       $(0.11)       $ 0.00
   06/30/01                 30.57           0.10(a)       (0.76)(a)      (0.66)        (0.10)        (8.79)
   06/30/00                 22.82          (0.01)(a)       7.82 (a)       7.81         (0.04)        (0.02)
   06/30/99                 24.00           0.03 (a)      (0.13)(a)      (0.10)        (0.01)        (1.07)
   06/30/98                 20.24           0.02 (a)       5.11 (a)       5.13         (0.04)        (1.33)
  Class B
   06/30/02                 20.27          (0.13)(a)      (3.04)(a)      (3.17)        (0.06)         0.00
   06/30/01                 29.87          (0.08)(a)      (0.72)(a)      (0.80)        (0.01)        (8.79)
   06/30/00                 22.43          (0.20)(a)       7.66 (a)       7.46          0.00         (0.02)
   06/30/99                 23.77          (0.13)(a)      (0.14)(a)      (0.27)         0.00         (1.07)
   06/30/98                 20.17          (0.16)(a)       5.09 (a)       4.93          0.00         (1.33)
  Class C
   06/30/02                 20.28          (0.13)(a)      (3.05)(a)      (3.18)        (0.06)         0.00
   06/30/01                 29.88          (0.09)(a)      (0.72)(a)      (0.81)         0.00         (8.79)
   06/30/00                 22.44          (0.20)(a)       7.66 (a)       7.46          0.00         (0.02)
   06/30/99                 23.77          (0.13)(a)      (0.13)(a)      (0.26)         0.00         (1.07)
   06/30/98                 20.18          (0.16)(a)       5.08 (a)       4.92          0.00         (1.33)
PEA Opportunity Fund (iv)
  Class A
   06/30/02                $19.05         $(0.17)(a)     $(3.87)(a)     $(4.04)       $ 0.00        $ 0.00
   06/30/01                 31.58          (0.16)(a)      (7.29)(a)      (7.45)         0.00         (5.08)
   06/30/00                 26.96          (0.25)(a)      12.75 (a)      12.50          0.00         (7.88)
   06/30/99                 31.33          (0.21)(a)       0.46 (a)       0.25          0.00         (4.62)
   06/30/98                 29.35          (0.27)(a)       4.19 (a)       3.92          0.00         (1.94)
  Class B
   06/30/02                 15.68          (0.24)(a)      (3.18)(a)      (3.42)         0.00          0.00
   06/30/01                 27.21          (0.27)(a)      (6.18)(a)      (6.45)         0.00         (5.08)
   06/30/00                 24.20          (0.43)(a)      11.32 (a)      10.89          0.00         (7.88)
   03/31/99-06/30/99        21.40          (0.09)(a)       2.89 (a)       2.80          0.00          0.00
  Class C
   06/30/02                 15.67          (0.24)(a)      (3.17)(a)      (3.41)         0.00          0.00
   06/30/01                 27.22          (0.28)(a)      (6.19)(a)      (6.47)         0.00         (5.08)
   06/30/00                 24.19          (0.42)(a)      11.33 (a)      10.91          0.00         (7.88)
   06/30/99                 28.86          (0.37)(a)       0.32 (a)      (0.05)         0.00         (4.62)
   06/30/98                 27.38          (0.46)(a)       3.88 (a)       3.42          0.00         (1.94)

--------
 *   Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.
(iii) Formerly the PIMCO Mid-Cap Growth Fund.
(iv) The information provided for the PEA Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


88  PIMCO Funds: Multi-Manager Series

                                                                                Ratio of Net
                                                                     Ratio of    Investment
Tax Basis                 Net Asset                                 Expenses to  Income to
Return of      Total     Value End of               Net Assets End  Average Net Average Net    Portfolio
 Capital   Distributions    Period    Total Return of Period (000s)   Assets       Assets    Turnover Rate
----------------------------------------------------------------------------------------------------------
$(0.02)       $(0.13)       $17.73       (15.04)%      $ 98,235        1.11%(b)     0.04%         168%
  0.00         (8.89)        21.02        (5.66)        137,944        1.10         0.40          153
  0.00         (0.06)        30.57        34.28         156,949        1.11        (0.05)         164
  0.00         (1.08)        22.82        (0.13)        124,680        1.10         0.15           85
  0.00         (1.37)        24.00        25.71          57,164        1.11         0.07           66
 (0.01)        (0.07)        17.03       (15.65)         69,886        1.86(c)     (0.72)         168
  0.00         (8.80)        20.27        (6.34)         88,901        1.85        (0.34)         153
  0.00         (0.02)        29.87        33.27          88,648        1.86        (0.80)         164
  0.00         (1.07)        22.43        (0.86)         84,698        1.85        (0.62)          85
  0.00         (1.33)        23.77        24.76          84,535        1.86        (0.68)          66
 (0.01)        (0.07)        17.03       (15.69)         80,865        1.86(c)     (0.72)         168
  0.00         (8.79)        20.28        (6.36)        102,653        1.85        (0.34)         153
  0.00         (0.02)        29.88        33.25         104,082        1.86        (0.80)         164
  0.00         (1.07)        22.44        (0.82)        112,507        1.85        (0.63)          85
  0.00         (1.33)        23.77        24.70         140,438        1.86        (0.68)          66
$ 0.00        $ 0.00        $15.01       (21.21)%      $ 68,403        1.31%(d)    (1.02)%        201%
  0.00         (5.08)        19.05       (25.68)         92,521        1.30        (0.68)         237
  0.00         (7.88)        31.58        50.77         142,064        1.31(d)     (0.81)         254
  0.00         (4.62)        26.96         3.98         121,507        1.31(d)     (0.86)         175
  0.00         (1.94)        31.33        13.87         200,935        1.31(d)     (0.88)          86
  0.00          0.00         12.26       (21.81)         15,587        2.06(e)     (1.77)         201
  0.00         (5.08)        15.68       (26.19)         25,988        2.05        (1.42)         237
  0.00         (7.88)        27.21        49.78          28,145        2.06(e)     (1.57)         254
  0.00          0.00         24.20        13.08             251        2.03*       (1.65)*        175
  0.00          0.00         12.26       (21.76)        164,168        2.06(e)     (1.77)         201
  0.00         (5.08)        15.67       (26.26)        255,355        2.05        (1.42)         237
  0.00         (7.88)        27.22        49.88         401,118        2.06(e)     (1.57)         254
  0.00         (4.62)        24.19         3.20         308,877        2.06(e)     (1.62)         175
  0.00         (1.94)        28.86        13.01         500,011        2.06(e)     (1.63)          86

--------
(b)Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(c)Ratio of expenses to average net assets excluding trustees' expense is 1.85%.
(d)Ratio of expenses to average net assets excluding trustees' expense is 1.30%.
(e)Ratio of expenses to average net assets excluding trustees' expense is 2.05%.


                                                                  Prospectus 89


                                                       Net Realized/                  Dividends   Distributions
   Year or               Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
   Period                   Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
   Ended                    of Period    Income (Loss)  Investments     Operations      Income        Gains
-----------------------------------------------------------------------------------------------------------------
NFJ Small-Cap Value Fund
  Class A
   06/30/02                  $19.02         $ 0.33 (a)     $ 2.27 (a)     $ 2.60        $(0.11)       $ 0.00
   06/30/01                   14.12           0.35 (a)       4.90 (a)       5.25         (0.35)         0.00
   06/30/00                   15.93           0.32 (a)      (1.81)(a)      (1.49)        (0.32)         0.00
   06/30/99                   17.58           0.26 (a)      (1.29)(a)      (1.03)        (0.17)        (0.45)
   06/30/98                   15.75           0.23 (a)       2.49 (a)       2.72         (0.13)        (0.76)
  Class B
   06/30/02                   18.84           0.18 (a)       2.23 (a)       2.41         (0.06)         0.00
   06/30/01                   14.04           0.23 (a)       4.87 (a)       5.10         (0.30)         0.00
   06/30/00                   15.79           0.21 (a)      (1.79)(a)      (1.58)        (0.17)         0.00
   06/30/99                   17.43           0.14 (a)      (1.27)(a)      (1.13)        (0.06)        (0.45)
   06/30/98                   15.71           0.09 (a)       2.48 (a)       2.57         (0.09)        (0.76)
  Class C
   06/30/02                   18.86           0.18 (a)       2.24 (a)       2.42         (0.05)         0.00
   06/30/01                   14.06           0.23 (a)       4.87 (a)       5.10         (0.30)         0.00
   06/30/00                   15.82           0.21 (a)      (1.79)(a)      (1.58)        (0.18)         0.00
   06/30/99                   17.44           0.14 (a)      (1.27)(a)      (1.13)        (0.04)        (0.45)
   06/30/98                   15.71           0.09 (a)       2.49 (a)       2.58         (0.09)        (0.76)
PEA Target Fund (v)
  Class A
   06/30/02                  $19.31         $(0.11)(a)     $(5.88)(a)     $(5.99)       $ 0.00        $ 0.00
   06/30/01                   31.14          (0.18)(a)      (7.62)(a)      (7.80)         0.00         (4.03)
   06/30/00                   17.72          (0.23)(a)      15.45 (a)      15.22          0.00         (1.80)
   03/31/99-06/30/99          16.35          (0.09)(a)       2.44 (a)       2.35          0.00         (0.98)
   06/30/98                   16.82          (0.08)(a)       4.06 (a)       3.98          0.00         (4.45)

--------
(v) The information provided for the PEA Target Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(a) Per share amounts based upon average number of shares outstanding during the period.


90  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $(0.11)       $21.51        13.76%       $300,091        1.25%          1.65%            40%
  0.00        (0.35)        19.02        37.74         150,151        1.25           2.13             41
  0.00        (0.32)        14.12        (9.26)        114,347        1.26(b)        2.28             55
  0.00        (0.62)        15.93        (5.50)        107,569        1.25           1.74             60
  0.00        (0.89)        17.58        17.33          75,070        1.25           1.27             41
  0.00        (0.06)        21.19        12.87         187,693        2.00           0.90             40
  0.00        (0.30)        18.84        36.80          79,803        2.00           1.39             41
  0.00        (0.17)        14.04        (9.94)         55,435        2.01(c)        1.46             55
  0.00        (0.51)        15.79        (6.22)         96,994        2.00           0.95             60
  0.00        (0.85)        17.43        16.40         110,833        2.00           0.53             41
  0.00        (0.05)        21.23        12.89         234,129        2.00           0.90             40
  0.00        (0.30)        18.86        36.75         109,519        2.00           1.38             41
  0.00        (0.18)        14.06        (9.95)         69,808        2.01(c)        1.46             55
  0.00        (0.49)        15.82        (6.21)        112,926        2.00           0.95             60
  0.00        (0.85)        17.44        16.42         130,466        2.00           0.52             41
  $0.00      $ 0.00        $13.32       (31.02)%      $198,054        1.21%(d)      (0.67)%          114%
  0.00        (4.03)        19.31       (27.78)        281,616        1.20          (0.75)           109
  0.00        (1.80)        31.14        90.36         305,304        1.21(d)       (0.91)            99
  0.00        (0.98)        17.72        15.69         170,277        1.21(d)       (0.57)           229
  0.00        (4.45)        16.35        27.49         157,277        1.22(d)       (0.49)           226

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.25%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 2.00%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.20%.


                                                                  Prospectus 91

                       Net Asset                Net Realized/                  Dividends   Distributions
      Year or            Value        Net         Unrealized    Total Income    From Net      From Net
      Period           Beginning  Investment    Gain (Loss) on From Investment Investment Realized Capital
       Ended           of Period Income (Loss)   Investments     Operations      Income        Gains
----------------------------------------------------------------------------------------------------------
PEA Target Fund (Cont.)
  Class B
   06/30/02             $17.33       $(0.20)(a)     $(5.27)(a)     $(5.47)       $ 0.00        $ 0.00
   06/30/01              28.60        (0.33)(a)      (6.91)(a)      (7.24)         0.00         (4.03)
   06/30/00              16.44        (0.39)(a)      14.35(a)       13.96          0.00         (1.80)
   06/30/99              15.34        (0.19)(a)       2.27(a)        2.08          0.00         (0.98)
   06/30/98              16.14        (0.19)(a)       3.84(a)        3.65          0.00         (4.45)
  Class C
   06/30/02              17.33        (0.20)(a)      (5.27)(a)      (5.47)         0.00          0.00
   06/30/01              28.59        (0.34)(a)      (6.89)(a)      (7.23)         0.00         (4.03)
   06/30/00              16.43        (0.38)(a)      14.34(a)       13.96          0.00         (1.80)
   06/30/99              15.34        (0.19)(a)       2.26(a)        2.07          0.00         (0.98)
   06/30/98              16.13        (0.19)(a)       3.85(a)        3.66          0.00         (4.45)

PPA Tax-Efficient Equity Fund
  Class A
   06/30/02             $10.34       $ 0.02(a)      $(1.89)(a)     $(1.87)       $ 0.00        $ 0.00
   06/30/01              12.24         0.00(a)       (1.90)(a)      (1.90)         0.00          0.00
   06/30/00              11.59         0.00(a)        0.65(a)        0.65          0.00          0.00
   07/10/98-06/30/99     10.00         0.03(a)        1.56(a)        1.59          0.00          0.00
  Class B
   06/30/02              10.11        (0.05)(a)      (1.84)(a)      (1.89)         0.00          0.00
   06/30/01              12.06        (0.08)(a)      (1.87)(a)      (1.95)         0.00          0.00
   06/30/00              11.51        (0.09)(a)       0.64(a)        0.55          0.00          0.00
   07/10/98-06/30/99     10.00        (0.05)(a)       1.56(a)        1.51          0.00          0.00
  Class C
   06/30/02              10.11        (0.05)(a)      (1.84)(a)      (1.89)         0.00          0.00
   06/30/01              12.06        (0.08)(a)      (1.87)(a)      (1.95)         0.00          0.00
   06/30/00              11.51        (0.09)(a)       0.64(a)        0.55          0.00          0.00
   07/10/98-06/30/99     10.00        (0.05)(a)       1.56(a)        1.51          0.00          0.00

PEA Value Fund (vi)
  Class A
   06/30/02             $16.12       $ 0.09(a)      $(0.55)(a)     $(0.46)       $ 0.00        $(1.91)
   06/30/01              11.38         0.13(a)        4.70(a)        4.83         (0.09)         0.00
   06/30/00              15.29         0.22(a)       (1.33)(a)      (1.11)        (0.23)        (2.57)
   06/30/99              15.64         0.24(a)        1.35(a)        1.59         (0.22)        (1.72)
   06/30/98              14.80         0.19(a)        2.46(a)        2.65         (0.18)        (1.63)
  Class B
   06/30/02              16.02        (0.03)(a)      (0.53)(a)      (0.56)         0.00         (1.91)
   06/30/01              11.36         0.02(a)        4.69 (a)       4.71         (0.05)         0.00
   06/30/00              15.26         0.13(a)       (1.33)(a)      (1.20)        (0.13)        (2.57)
   06/30/99              15.63         0.12(a)        1.35(a)        1.47         (0.12)        (1.72)
   06/30/98              14.80         0.07(a)        2.46(a)        2.53         (0.07)        (1.63)
  Class C
   06/30/02              16.03        (0.03)(a)      (0.54)(a)      (0.57)         0.00         (1.91)
   06/30/01              11.36         0.02(a)        4.70 (a)       4.72         (0.05)         0.00
   06/30/00              15.26         0.13(a)       (1.33)(a)      (1.20)        (0.13)        (2.57)
   06/30/99              15.63         0.12(a)        1.35(a)        1.47         (0.12)        (1.72)
   06/30/98              14.80         0.07(a)        2.46(a)        2.53         (0.07)        (1.63)

--------
(a) Per share amounts based upon average number of shares outstanding during the period.
(vi) The information provided for the PEA Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.


92  PIMCO Funds: Multi-Manager Series

                                                                                 Ratio of Net
                                                                    Ratio of      Investment
Tax Basis                Net Asset                                 Expenses to Income (Loss) to
Return of     Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------
  $0.00      $ 0.00        $11.86       (31.56)%     $  144,815       1.96%(b)      (1.41)%          114%
   0.00       (4.03)        17.33       (28.34)         246,999       1.95          (1.49)           109
   0.00       (1.80)        28.60        89.74          223,939       1.96(b)       (1.66)            99
   0.00       (0.98)        16.44        14.93           78,659       1.95          (1.31)           229
   0.00       (4.45)        15.34        26.45           76,194       1.96(b)       (1.24)           226
   0.00        0.00         11.86       (31.56)         685,003       1.96(b)       (1.41)           114
   0.00       (4.03)        17.33       (28.31)       1,204,807       1.95          (1.50)           109
   0.00       (1.80)        28.59        89.79        1,676,384       1.96(b)       (1.67)            99
   0.00       (0.98)        16.43        14.86          910,494       1.95          (1.31)           229
   0.00       (4.45)        15.34        26.53          952,728       1.96(b)       (1.24)           226

  $0.00      $ 0.00        $ 8.47       (18.08)%     $    5,361       1.11%(c)       0.23%            19%
   0.00        0.00         10.34       (15.52)           6,896       1.10           0.04             41
   0.00        0.00         12.24         5.61            9,226       1.11(c)        0.02             32
   0.00        0.00         11.59        15.90            6,579       1.11*(c)       0.25*            13
   0.00        0.00          8.22       (18.69)           6,026       1.86(d)       (0.52)            19
   0.00        0.00         10.11       (16.17)           9,600       1.85          (0.71)            41
   0.00        0.00         12.06         4.78           10,794       1.86(d)       (0.74)            32
   0.00        0.00         11.51        15.10            6,370       1.85*         (0.50)*           13
   0.00        0.00          8.22       (18.69)          10,090       1.86(d)       (0.52)            19
   0.00        0.00         10.11       (16.17)          13,559       1.85          (0.71)            41
   0.00        0.00         12.06         4.78           15,651       1.86(d)       (0.73)            32
   0.00        0.00         11.51        15.10           10,742       1.84*         (0.52)*           13

  $0.00      $(1.91)       $13.75        (3.72)%     $  226,825       1.10%          0.59%           190%
   0.00       (0.09)        16.12        42.61           46,410       1.10           0.90            204
   0.00       (2.80)        11.38        (7.11)          19,087       1.11(c)        1.76            196
   0.00       (1.94)        15.29        11.93           22,267       1.11(c)        1.68            101
   0.00       (1.81)        15.64        18.86           21,742       1.11(c)        1.19             77
   0.00       (1.91)        13.55        (4.41)         202,258       1.85          (0.19)           190
   0.00       (0.05)        16.02        41.50           59,708       1.85           0.15            204
   0.00       (2.70)        11.36        (7.77)          26,908       1.86(d)        1.02            196
   0.00       (1.84)        15.26        11.05           36,314       1.85           0.85            101
   0.00       (1.70)        15.63        17.98           35,716       1.86(d)        0.45             77
   0.00       (1.91)        13.55        (4.48)         266,741       1.85          (0.21)           190
   0.00       (0.05)        16.03        41.59          100,166       1.85           0.17            204
   0.00       (2.70)        11.36        (7.81)          53,756       1.86(d)        1.02            196
   0.00       (1.84)        15.26        11.04           80,594       1.85           0.83            101
   0.00       (1.70)        15.63        17.98           88,235       1.86(d)        0.45             77

--------
*   Annualized
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.95%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 1.10%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 1.85%.


                                                                  Prospectus 93

                                Net Asset               Net Realized/                  Dividends   Distributions
                                  Value        Net        Unrealized    Total Income    From Net      From Net
                                Beginning  Investment   Gain (Loss) on From Investment Investment Realized Capital
    Year or Period Ended:       of Period Income (Loss)  Investments     Operations      Income        Gains
------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth Fund
 Class A
   02/05/2002-06/30/2002         $12.30      $ 0.00(a)      $(1.36)(a)     $(1.36)       $0.00         $0.00
 Class B
   02/05/2002-06/30/2002          12.30       (0.04)(a)      (1.35)(a)      (1.39)        0.00          0.00
 Class C
   02/05/2002-06/30/2002          12.30       (0.04)(a)      (1.36)(a)      (1.40)        0.00          0.00

RCM Mid-Cap Fund
 Class A
   02/05/2002-06/30/2002         $ 2.28      $(0.01)(a)     $(0.28)(a)     $(0.29)       $0.00         $0.00
 Class B
   02/05/2002-06/30/2002           2.28       (0.02)(a)      (0.26)(a)      (0.28)        0.00          0.00
 Class C
   02/05/2002-06/30/2002           2.28       (0.02)(a)      (0.26)(a)      (0.28)        0.00          0.00

RCM Tax-Managed Growth Fund
 Class A
   02/05/2002-06/30/2002         $10.36      $(0.01)(a)     $(0.91)(a)     $(0.92)       $0.00         $0.00
 Class B
   02/05/2002-06/30/2002          10.36       (0.04)(a)      (0.90)(a)      (0.94)        0.00          0.00
 Class C
   02/05/2002-06/30/2002          10.36       (0.04)(a)      (0.90)(a)      (0.94)        0.00          0.00

--------
 *  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.


94  PIMCO Funds: Multi-Manager Series

                                                                       Ratio of Net
                                                          Ratio of      Investment
               Net Asset                                 Expenses to Income (Loss) to
    Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
---------------------------------------------------------------------------------------------------
    $0.00        $10.94       (11.06)%        $681          1.20%*        (0.01)%*          36%
     0.00         10.91       (11.30)          161          1.95*         (0.91)*           36
     0.00         10.90       (11.38)          105          1.95*         (0.92)*           36

    $0.00        $ 1.99       (12.72)%        $124          1.22%*        (1.01)%*         142%
     0.00          2.00       (12.28)            9          1.97*         (1.81)*          142
     0.00          2.00       (12.28)           40          1.97*         (1.80)*          142

    $0.00        $ 9.44        (8.88)%        $262          1.35%*        (0.31)%*          68%
     0.00          9.42        (9.07)           14          2.10*         (0.92)*           68
     0.00          9.42        (9.07)            9          2.10*         (0.92)*           68


                                                                  Prospectus 95

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

               [LOGO] PIMCO
               ADVISORS

               File No. 811-6161


96  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management LLC, Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Parametric Portfolio Associates

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [                                                          ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Classes
A, B and C

This Prospectus describes 10 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, PIMCO Advisors Fund Management and its investment
management affiliates managed approximately $[    ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................  3
Fund Summaries
   NACM Global Fund..............................................  4
   NACM International Fund.......................................  6
   NACM Pacific Rim Fund.........................................  8
   RCM Biotechnology Fund........................................ 11
   RCM Emerging Markets Fund..................................... 14
   RCM Europe Fund............................................... 17
   RCM Global Healthcare Fund.................................... 20
   RCM Global Small-Cap Fund..................................... 23
   RCM Global Technology Fund.................................... 26
   RCM International Growth Equity Fund.......................... 29
Summary of Principal Risks....................................... 32
Prior Nicholas-Applegate Performance Information................. 35
Management of the Funds.......................................... 38
Investment Options -- Class A, B and C Shares.................... 42
How Fund Shares Are Priced....................................... 45
How to Buy and Sell Shares....................................... 46
Fund Distributions............................................... 49
Tax Consequences................................................. 50
Characteristics and Risks of Securities and Investment Techniques 51
Financial Highlights............................................. 58


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                       Approximate Approximate
                                                                                       Number of   Capitalization
               PIMCO Fund               Investment Objective Main Investments          Holdings    Range
-----------------------------------------------------------------------------------------------------------------------------
Global Stock   NACM Global              Maximum long-term    Equity securities of      65-90       All capitalizations
Funds                                   capital appreciation large capitalization
                                                             companies located in at
                                                             least three different
                                                             countries
               --------------------------------------------------------------------------------------------------------------
               RCM Global               Long-term capital    Equity securities of      55-95       MSCI World Small-Cap
               Small-Cap                appreciation         issuers located in at                 Index
                                                             least three different
                                                             countries
-----------------------------------------------------------------------------------------------------------------------------
International  NACM International       Maximum long-term    Equity securities of      100-150     Companies with
Stock Funds                             capital appreciation large capitalization                  capitalizations in the top
                                                             companies in at least                 75% of the relevant
                                                             three non-U.S. countries              market
               --------------------------------------------------------------------------------------------------------------
               RCM International Growth Long-term capital    Equity securities of      75-115      All capitalizations
               Equity                   appreciation         issuers located in at
                                                             least ten different
                                                             countries
               --------------------------------------------------------------------------------------------------------------
               RCM Europe               Long-term capital    Equity securities of      30-70       All capitalizations
                                        appreciation         European issuers
               --------------------------------------------------------------------------------------------------------------
               NACM Pacific Rim         Long-term growth of  Equity securities of      80-110      All capitalizations
                                        capital              companies located within
                                                             the Pacific Rim
               --------------------------------------------------------------------------------------------------------------
               RCM Emerging Markets     Long-term capital    Equity securities of      35-75       At least $100 million
                                        appreciation         issuers located in
                                                             countries with emerging
                                                             securities markets
-----------------------------------------------------------------------------------------------------------------------------
Sector-Related RCM Global Healthcare    Long-term capital    Equity securities of      40-80       All capitalizations
Stock Funds                             appreciation         healthcare-related
                                                             issuers located in at
                                                             least three different
                                                             countries
               --------------------------------------------------------------------------------------------------------------
               RCM Global               Long-term capital    Equity securities of      65-105      At least $500 million
               Technology               appreciation         technology-related
                                                             issuers located in at
                                                             least three different
                                                             countries
               --------------------------------------------------------------------------------------------------------------
               RCM Biotechnology        Long-term capital    Equity securities of      30-70       All capitalizations
                                        appreciation         biotechnology-related
                                                             issuers
-----------------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


                                                                  Prospectus 3

               PIMCO NACM Global Fund


--------------------------------------------------------------------------------

Principal Investments and      Investment Objective            Fund Focus
Strategies                     Seeks maximum long-term capital Equity securities of large capitalization
                               appreciation                    companies located in at least three
                                                               different countries

                               Fund Category                   Approximate Number of Holdings
                               Global Stocks                   65-90

Principal Investments and      Approximate Capitalization Range
Strategies                     All capitalizations



                               Dividend Frequency
                               At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                . Foreign (non-U.S.)   . Growth Securities  . Management Risk
                  Investment Risk        Risk               . Turnover Risk
                . Emerging Markets     . Currency Risk      . Liquidity Risk
                  Risk                 . Issuer Risk        . Smaller Company
                . Credit Risk          . Derivatives Risk     Risk
                . Market Risk          . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


4   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%(1)
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%(2)
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%(3)
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)
                              Distribution                Total Annual
                     Advisory and/or Service  Other       Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses
------------------------------------------------------------------------
Class A              0.70%    0.25%           [    ]%     [    ]%
------------------------------------------------------------------------
Class B              0.70     1.00            [    ]      [    ]
------------------------------------------------------------------------
Class C              0.70     1.00            [    ]      [    ]
------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers,
   Inc.
(3)Other Expenses reflect a 0.60% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares
   in excess of $2.5 billion, and [    ]% in organizational expenses
   ("Organizational Expenses") incurred by Class A, Class B, and Class
   C shares during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1                            Year 3                           Year 1                  Year 3
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]                           $[    ]                          $[    ]                 $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]                            [    ]                           [    ]                  [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]                            [    ]                           [    ]                  [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 5

               PIMCO NACM International Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization
                      appreciation                    companies in at least three countries
                                                      outside the United States

                      Fund Category                   Approximate Number of Holdings
                      International Stocks            100-150

Principal Investments Approximate Capitalization Range
and Strategies        Companies with capitalizations in
                      the top 75% of the relevant market


                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

               The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Liquidity Risk    . Emerging Markets
              .Issuer Risk             .Currency Risk       Risk
              .Growth Securities Risk  .Credit Risk       . Foreign (non-U.S.)
              .Turnover Risk           .Derivatives Risk    Investment Risk
                                                          . Leveraging Risk
                                                          . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class A                                  0.70%    0.25%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
Class B                                  0.70     1.00              [    ]        [    ]
------------------------------------------------------------------------------------------------
Class C                                  0.70     1.00              [    ]        [    ]
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflect a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's
   Class A, B and C shares in excess of $2.5 billion, and [    ]% in organizational expenses
   ("Organizational Expenses") incurred by Class A, Class B, and Class C shares during the
   Fund's initial fiscal year.
Examples. The Examples are intended to help you compare the cost of investing in Class A, B or
C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------------------------------------------------
Share Class     Year 1                            Year 3                           Year 1                  Year 3
----------------------------------------------------------------------------------------------------------------------------------
Class A         $[    ]                           $[    ]                          $[    ]                 $[    ]
----------------------------------------------------------------------------------------------------------------------------------
Class B          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------
Class C          [    ]                            [    ]                           [    ]                  [    ]
----------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO NACM Pacific Rim Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus
and Strategies        Seeks long-term growth of capital Equity securities of Pacific Rim companies

                      Fund Category                     Approximate Number of Holdings
                      International Stocks              80-110

Fund Focus                                 Approximate Capitalization Range
Equity securities of Pacific Rim companies All Capitalizations

Approximate Number of Holdings             Dividend Frequency
80-110                                     At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

               The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

               In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Foreign (non-U.S.)     .Issuer Risk             .Smaller Company Risk
       Investment Risk        .Currency Risk           .Management Risk
      .Emerging Markets Risk  .Growth Securities Risk  .Turnover Risk
      .Credit Risk            .Leveraging Risk         .Liquidity Risk
      .Market Risk            .Derivatives Risk        .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


8   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on July 20, 2002, when the
Information    Nicholas-Applegate Pacific Rim Fund (the "NACM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. For periods prior to July 21, 2002, the bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares, which are offered in a different prospectus. (The NACM Fund has not offered Class
               A, B or C shares for a full calendar year.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund's Institutional Class Shares and Class A, B and
               C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses and no sales charges paid by Institutional Class shares and shares of the NACM Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                    [CHART]        1/1/03-9/30/03               [    ]%

 1998    1999     2000     2001     2002           Highest and Lowest Qtr. Returns
------  -------  -------  -------  ------          (for periods shown in the bar chart)
-6.56%  142.44%  -26.44%  -17.35%  [   ]%          -----------------------
                                                   Highest (4/1/99-6/30/99)      44.16%
                                                   -----------------------
        Calendar Year End (through 12/31)          Lowest (4/1/98-6/30/98)      -23.54%

               Average Annual Total Returns (for the periods ended 12/31/02)

                                              1 Year  5 Years Since NACM Fund Inception (12/31/97)(4)
-----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/      [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions(1)                             [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares(1)     [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Class A                                       [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Class B                                       [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Class C                                       [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
MSCI Pacific Index(2)                         [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Lipper Pacific Region Funds Average(3)        [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------------------

             (1)After-tax returns are estimated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
             (2)The Morgan Stanley Capital International (MSCI) Pacific Index
                is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin:
                Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
             (3)The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
             (4)The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.


                                                                  Prospectus 9

--------------------------------------------------------------------------------

Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%(1)
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%(2)
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%(3)
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual
                     Advisory and/or Service  Other       Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses
------------------------------------------------------------------------
Class A              0.90%    0.25%           [    ]%     [    ]%
------------------------------------------------------------------------
Class B              0.90     1.00            [    ]      [    ]
------------------------------------------------------------------------
Class C              0.90     1.00            [    ]      [    ]
------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers,
   Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C
   shares in excess of $2.5 billion and [    ]% in interest expenses
   incurred by Class A, Class B and Class C shares during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                  Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------------
Share Class       Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------------
Class A           $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------------
Class B            [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------------
Class C            [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------------


10  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Biotechnology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in the All capitalizations biotechnology industry
                      Fund Category
                      Sector Related Stocks                Approximate Number of Holdings        Dividend Frequency
                                                           30-70                                 At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million (as measured at the time of purchase). While the Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in foreign securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Biotechnology Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk        .Foreign (non-U.S.)     .Focused Investment Risk
..Issuer Risk             .Derivatives Risk       Investment Risk        .Turnover Risk
..Growth Securities Risk  .Sector Specific Risk  .Emerging Markets Risk  .Credit Risk
..Smaller Company Risk    .IPO Risk              .Currency Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 11

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Class D shares. This is because the DRCM Fund has not offered A, B or C shares for a full calendar year during the periods shown.
               For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the DRCM
               Fund's Class D shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            1/1/03-9/30/03               [    ]%
                                    [CHART]
                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
 1998    1999     2000    2001     2002                  -----------------------
------  -------  ------  -------  ------    Highest (10/1/99-12/31/99)    65.41%
17.76%  111.39%  81.93%  -24.68%  [   ]%                 -----------------------
                                            Lowest (1/1/01-3/31/01)      -34.52%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                        Fund inception
                                                        1 Year  5 Years (12/30/97)/(6)/
---------------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /                           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1) /           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of
 Fund Shares/(1) /                                      [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Class A                                                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Class B                                                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Class C                                                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
NASDAQ Biotechnology Index/(2)/                         [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
AMEX Biotechnology Index/(3)/                           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(4)/          [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Blended Index/(5) /                                     [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
    Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only.
    After-tax returns for Classes A, B and C will vary.
(2) The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.
(3) The AMEX Biotechnology Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.
(4) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long- term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(5) The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 80% NASDAQ
    Biotechnology Index and 20% MSCI World Pharmaceuticals and
    Biotechnology Index. The NASDAQ Biotechnology Index is described above. The Morgan Stanley Capital International ("MSCI") World
    Pharmaceuticals and Biotechnology Index is an unmanaged index that includes companies primarily involved in the development,
    manufacturing or marketing of products based on advanced
    biotechnology research and companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. The index meets the classification standards of the Global
    Industry Classification System of MSCI and is a subset of the MSCI
    World Index. It is not possible to invest directly in these indexes.
(6) The Fund began operations on 12/30/97. Index comparisons begin on
    12/30/97.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              None                                             1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class A              0.90%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------
Class B              0.90     1.00              [    ]        [    ]
----------------------------------------------------------------------------
Class C              0.90     1.00              [    ]        [    ]
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
   Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.45% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Example: Assuming you redeem your shares at the end of each period
------------------------------------------------------------------------------------------------------------
Share Class                              Year 1           Year 3           Year 5           Year 10
------------------------------------------------------------------------------------------------------------
Class A                                  $[    ]          $[    ]          $[    ]          $[    ]
------------------------------------------------------------------------------------------------------------
Class B                                   [    ]           [    ]           [    ]           [    ]
------------------------------------------------------------------------------------------------------------
Class C                                   [    ]           [    ]           [    ]           [    ]
------------------------------------------------------------------------------------------------------------

                                         Example: Assuming you do not redeem your shares
----------------------------------------------------------------------------------------
Share Class                              Year 1      Year 3      Year 5      Year 10
----------------------------------------------------------------------------------------
Class A                                  $[    ]     $[    ]     $[    ]     $[    ]
----------------------------------------------------------------------------------------
Class B                                   [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------
Class C                                   [    ]      [    ]      [    ]      [    ]
----------------------------------------------------------------------------------------


                                                                  Prospectus 13

               PIMCO RCM Emerging Markets Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of emerging market At least $100 million issuers

                      Fund Category                        Approximate Number of Holdings       Dividend Frequency
                      International Stocks                 35-75                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P/IFC Index of Investable Emerging Markets are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM / Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                 . Market Risk     . Derivatives                . Turnover Risk
                 . Issuer Risk       Risk                       . Leveraging
                 . Growth          . Foreign                      Risk
                   Securities Risk   (non-U.S.) Investment Risk . Credit Risk
                 . Smaller         . Emerging                   . High Yield
                   Company Risk      Markets Risk                 Risk
                 . Liquidity Risk  . Currency Risk              . Management
                                   . Focused                      Risk
                                     Investment
                                     Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional
               Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1998    1999    2000      2001    2002                         -----------------------
------  ------  -------  -------  ------           Highest (10/1/99-12/31/99)    52.95%
-8.39%  91.90%  -25.24%  -14.54%  [   ]%                        -----------------------
                                                   Lowest (10/1/01-12/31/01)    -20.36%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                  Fund inception
                                                  1 Year  5 Years (12/30/97)/(5)/
---------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/          [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                               [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/       [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Class A                                           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Class B                                           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Class C                                           [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
MSCI-EMF Index/(2)/                               [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/ [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/        [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
             (2)The Morgan Stanley Capital International Emerging Markets Free
                ("MSCI-EMF") Index is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
             (3)The S&P/IFC Index of Investable Emerging Markets represents the
                IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
             (4)The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
             (5)The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.


                                                                  Prospectus 15

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                         1%/(1)/
------------------------------------------------------------------------------------------------------------------
Class B              None                                          5%/(2)/
------------------------------------------------------------------------------------------------------------------
Class C              1%                                            1%/(3)/
------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the
   CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                              Distribution                    Total Annual
                     Advisory And/or Service    Other         Fund Operating
Share Class          Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------
Class A              1.00%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------
Class B              1.00     1.00              [    ]        [    ]
----------------------------------------------------------------------------
Class C              1.00     1.00              [    ]        [    ]
----------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
   Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in
   excess of $2.5 billion, and [    ]% and [    ]% in interest expense
   incurred during the most recent fiscal year by Class A and Class C shares, respectively.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                     Example: Assuming you redeem your shares at the end of each period
----------------------------------------------------------------------------------------
Share Class          Year 1           Year 3           Year 5           Year 10
----------------------------------------------------------------------------------------
Class A              $[    ]          $[    ]          $[    ]          $[    ]
----------------------------------------------------------------------------------------
Class B               [    ]           [    ]           [    ]           [    ]
----------------------------------------------------------------------------------------
Class C               [    ]           [    ]           [    ]           [    ]
----------------------------------------------------------------------------------------

                     Example: Assuming you do not redeem your shares
--------------------------------------------------------------------
Share Class          Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------
Class A              $[    ]     $[    ]     $[    ]     $[    ]
--------------------------------------------------------------------
Class B               [    ]      [    ]      [    ]      [    ]
--------------------------------------------------------------------
Class C               [    ]      [    ]      [    ]      [    ]
--------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Europe Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of European All capitalizations companies
                      Fund Category                                                      Dividend Frequency
                      International Stocks                 Approximate Number of         At least annually
                                                           Holdings
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers, that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Leveraging Risk
 .Issuer Risk             .Sector Specific Risk                .Credit Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
 .Smaller Company Risk    .Currency Risk                       .Management Risk
 .Liquidity Risk          .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 17

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Returns through May 3, 1999, when the DRCM Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the DRCM Fund and the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees. For periods prior to February
               2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's Class D shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total
               Returns table shows performance of the DRCM Fund's Class D shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Class D and
               Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                                          More Recent Return Information
                                                                                1/1/03-9/30/03[  ]%.....................
                                    [CHART]
                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
                                                                                -
 1993    1994   1995    1996    1997    1998    1999    2000     2001     2002  Highest (10/1/99-12/31/99)51.43%........
------  ------  -----  ------  ------  ------  ------  -------  -------  ------ -
31.54%  -4.96%  1.33%  15.87%  25.70%  37.40%  43.59%  -11.39%  -31.52%  [   ]% Lowest (1/1/01-3/31/01)-20.56%..........


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                   Fund inception
                                           1 Year 5 Years 10 Years (4/5/90)/(4)/
---------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /              [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on
 Distributions/(1) /                       [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/              [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Class A                                    [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Class B                                    [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Class C                                    [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
MSCI-Europe Index/(2) /                    [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
Lipper European Region Funds Average/(3) / [  ]%  [  ]%   [  ]%    [  ]%
---------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
    401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only. After-tax returns for
    Classes A, B and C will vary.
(2) The Morgan Stanley Capital International Europe ("MSCI-Europe") Index is a
    widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3) The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region.
    It does not take into account sales charges.
(4) The Fund began operations on 4/5/90. Index comparisons begin on 4/5/90.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class A    5.50%                                            1%/(1)/
-----------------------------------------------------------------------------------------------------------
Class B    None                                             5%/(2)/
-----------------------------------------------------------------------------------------------------------
Class C    1%                                               1%/(3)/
-----------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C
   Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.80%    0.25%             [    ]%       [    ]%
--------------------------------------------------------------------------------------
Class B                        0.80     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
Class C                        0.80     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion, and
   [    ]%, [    ]% and [    ]% in interest expense incurred during the most recent
   fiscal year by Class A, Class B and Class C shares, respectively.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5          Year 10          Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $ [    ]         $ [    ]         $ [    ]        $  [    ]        $ [    ]    $ [    ]    $ [    ]    $  [    ]
------------------------------------------------------------------------------------------------------------------------------
Class B       [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]       [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C       [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]       [    ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO RCM Global Healthcare Fund

--------------------------------------------------------------------------------

Principal   Investment Objective                 Fund Focus                            Approximate Capitalization Range
Investments Seeks long-term capital appreciation Equity securities of companies in the All capitalizations
and                                              healthcare industry
Strategies
            Fund Category                        Approximate Number of Holdings        Dividend Frequency
            Global Stocks                        40-80                                 At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the healthcare industry. The Fund's assets will be invested in companies located in at least three different countries, which may include the United States. The Fund currently expects the majority of its foreign investments to be in Asia and Western Europe. The Fund may also invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million (as measured at the time of purchase).

               The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Healthcare Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Class D shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average
               Annual Total Returns table shows performance of the DRCM Fund's
               Class D shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although
               Class D and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Class D performance because of the lower expenses and no sales charges paid by Class D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns -- Class D          More Recent Return Information
                                                1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                Highest and Lowest Quarter Returns
                                                (for periods shown in the bar chart)
 1997    1998    1999    2000    2001     2002               -----------------------
------  ------  ------  ------  -------  ------ Highest (10/1/99-12/31/99)    39.43%
30.00%  25.57%  28.73%  73.37%  -13.80%  [   ]%              -----------------------
                                                Lowest (1/1/01-3/31/01)      -24.43%

     Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                    Fund inception
                                                    1 Year  5 Years (12/31/96)/(4)/
-----------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                       [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/       [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------

 Class D -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                               [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Class A                                            [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Class B                                            [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Class C                                            [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
MSCI World Healthcare Index/(2)/                   [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(3)/     [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class D shares only.
   After-tax returns for Classes A, B and C will vary.
(2)The Morgan Stanley Capital International ("MSCI") World Healthcare Index is
   an unmanaged index that includes companies primarily involved in health care equipment and services as well as companies primarily involved in pharmaceuticals and biotechnology. The index meets the classification standards of the Global Industry Classification Systems (GICS) of MSCI and
   is a subset of the MSCI World Index. It is not possible to invest directly in the index.
(3) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


                                                                  Prospectus 21

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund
               Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                        Distribution                    Total Annual
                               Advisory And/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class A                        0.80%    0.25%             [    ]%       [    ]%
--------------------------------------------------------------------------------------
Class B                        0.80     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
Class C                        0.80     1.00              [    ]        [    ]
--------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.55% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in
Class A, B or C shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Small-Cap Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                    Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Smaller capitalization equity MSCI World Small-Cap Index securities
                      Fund Category                                                      Dividend Frequency
                      Global Stocks                        Approximate Number of         At least annually
                                                           Holdings
                                                           55-95

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index securities which as of September 30, 2003 would permit the Fund to maintain a weighted-average market
               capitalization ranging from $[    ] million to $[    ] million.
               The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund investor contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Leveraging Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Turnover Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 23

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional
               Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/03-9/30/03               [    ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (10/1/99-12/31/99)    64.80%
1997    1998    1999     2000     2001                  -----------------------
 2002                                      Lowest (7/1/01-9/30/01)      -26.36%
------  ------  -------  -------  -------
 ------
25.48%  19.29%  104.63%  -13.88%  -25.05%
 [   ]%
    Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                         Fund inception
                                                         1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------------
Institutional
 Class -- Before
 Taxes/(1)/                                              [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------

 Institutional Class -- After Taxes on Distributions
 and Sale of Fund
 Shares/(1)/                                             [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
Class A                                                  [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
Class B                                                  [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
Class C                                                  [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
MSCI World Small-Cap Index/(2)/                          [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
Lipper Global Small-Cap Funds Average/(3)/               [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest
   historical individual federal marginal income tax
   rates and do not reflect the impact of state and
   local taxes. Actual after-tax returns depend on an
   investor's tax situation and may differ from those
   shown. After-tax returns are not relevant to
   investors who hold Fund shares through tax-deferred
   arrangements such as 401(k) plans or individual
   retirement accounts. In some cases the return after
   taxes may exceed the return before taxes due to an
   assumed tax benefit from any losses on a sale of Fund
   shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares
   only. After-tax returns for Classes A, B and C will
   vary.
(2)The Morgan Stanley Capital International World
   Small-Cap Index ("MSCI-WSCI") is a widely recognized,
   unmanaged, market capitalization weighted index
   composed of securities representative of the market
   structure of developed market countries in North
   America, Europe and the Asia/Pacific region. It is
   not possible to invest directly in the index.
(3)The Lipper Global Small-Cap Funds Average is a total
   return performance average of funds tracked by
   Lipper, Inc. that invest at least 25% of their
   portfolio in securities with primary trading markets
   outside the United States, and that limits at least
   65% of their investments to companies with market
   capitalizations less than U.S. $1 billion at the time
   of purchase. It does not take into account sales
   charges.
(4)The Fund began operations on 12/31/96. Index
   comparisons begin on 12/31/96.


24  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class A, B or C shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /

                              Distribution                  Total Annual
                     Advisory And/or Service  Other         Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses/(3)/ Expenses
--------------------------------------------------------------------------
Class A              1.00%    0.25%           [    ]%       [    ]%
--------------------------------------------------------------------------
Class B              1.00     1.00            [    ]        [    ]
--------------------------------------------------------------------------
Class C              1.00     1.00            [    ]        [    ]
--------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.60% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in
   excess of $2.5 billion, and [    ]%, [    ]% and [    ]% in interest
   expenses incurred during the most recently completed fiscal year by
   Class A, Class B and Class C shares, respectively.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

              Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
  ------------------------------------------------------------------------------------------------------------------------------
  Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
  ------------------------------------------------------------------------------------------------------------------------------
  Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------
  Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
  ------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO RCM Global Technology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of U.S. and non-U.S.
                                                           technology-related companies
                      Fund Category                        Approximate Number of Holdings
                      Global Stocks                        65-105

Principal Investments Approximate Capitalization Range
and Strategies        At least $500 million

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies in the technology industry. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Goldman Sachs Technology Index and the Lipper Science & Technology Fund Average are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Focused Investment Risk
..Issuer Risk             .Technology Related Risk             .Leveraging Risk
..Growth Securities Risk  .IPO Risk                            .Turnover Risk
..Smaller Company Risk    .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Liquidity Risk          .Emerging Markets Risk               .Management Risk
..Derivatives Risk        .Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


26  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional
               Class shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class           More Recent Return Information
                                                             1/1/03-9/30/03                 [  ]%
                                    [CHART]
                                                             Highest and Lowest Quarter Returns
                                                             (for periods shown in the bar chart)
1996    1997    1998    1999      2000     2001    2002                   -----------------------
------  ------  ------  -------  -------  -------  ------    Highest (10/1/99-12/31/99)    82.82%
26.41%  27.08%  61.05%  182.95%  -14.33%  -39.31%  [   ]%                 -----------------------
                                                             Lowest (10/1/00-12/31/00)    -34.45%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                             Fund inception
                                              1 Year 5 Years (12/27/95)/(4)/
----------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/      [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1)/                           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund
 Shares/(1)/                                  [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Class A                                       [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Class B                                       [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Class C                                       [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/           [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/ [  ]%  [  ]%   [  ]%
----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Classes A, B and C will vary.
(2)The Goldman Sachs Technology Index is a modified
   capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on
   12/27/95.


                                                                  Prospectus 27

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                 Distribution                      Total Annual
                       Advisory  And/or Service     Other          Fund Operating
Share Class            Fees      (12b-1) Fees/(2)/  Expenses/(3)/  Expenses
----------------------------------------------------------------------------------
Class A                0.95%     0.25%              [  ]%          [  ]%
----------------------------------------------------------------------------------
Class B                0.95      1.00               [  ]           [  ]
----------------------------------------------------------------------------------
Class C                0.95      1.00               [  ]           [  ]
----------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class C shares,
   Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
   National Association of Securities Dealers, Inc.
(3)Other Expenses reflects a 0.55% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1           Year 3           Year 5           Year 10         Year 1      Year 3      Year 5      Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A     $[    ]          $[    ]          $[    ]          $[    ]         $[    ]     $[    ]     $[    ]     $[    ]
------------------------------------------------------------------------------------------------------------------------------
Class B      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------
Class C      [    ]           [    ]           [    ]           [    ]          [    ]      [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------------------------------------------


28  PIMCO Funds: Multi-Manager Series

               PIMCO RCM International Growth Equity Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Equity securities of companies worldwide

                      Fund Category                        Approximate Number of Holdings
                      International Stocks                 75-115

Principal Investments Approximate Capitalization Range
and Strategies        All capitalizations

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI-EAFE Index and the MSCI-ACWI Ex-U.S. Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 29

               PIMCO RCM International Growth Equity
               Fund (continued)

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the following bar chart, the information to its right and the Average Annual
               Total Returns table show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the DRCM Fund's performance from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to February 2, 2002, the bar chart and the information to its right show performance of the DRCM Fund's
               Institutional Class shares. This is because the Fund has not offered A, B or C shares for a full calendar year during the periods shown. For the periods prior to the inception of the Fund's Class A, B and C shares (2/5/02), performance information shown in the Average Annual Total Returns table shows performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Although Institutional Class and Class A, B and C shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class A, B and C performance would be lower than Institutional Class performance because of the lower expenses and no sales charges paid by Institutional
               Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class               More Recent Return Information
                                                                 1/1/03-9/30/03                 [  ]%
                                    [CHART]
                                                                 Highest and Lowest Quarter Returns
                                                                 (for periods shown in the bar chart)
 1995    1996    1997    1998    1999    2000     2001     2002               -----------------------
------  ------  ------  ------  ------  -------  -------  ------ Highest (10/1/99-12/31/99)    41.32%
17.98%  19.31%  17.93%  13.81%  60.66%  -26.76%  -31.96%  [   ]%              -----------------------
                                                                 Lowest (1/1/01-3/31/01)      -18.42%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                        Fund inception
                                                         1 Year 5 Years (5/22/95)/(5)/
--------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Institutional Class -- After
 Taxes on Distributions and
 Sale of Fund Shares/(1)/                                [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class A                                                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class B                                                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Class C                                                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
MSCI-EAFE Index/(2) /                                    [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3) /                            [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
Lipper International Funds Average/(4)/                  [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest
   historical individual federal marginal income tax rates
   and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax
   situation and may differ from those shown. After-tax
   returns are not relevant to investors who hold Fund
   shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases
   the return after taxes may exceed the return before
   taxes due to an assumed tax benefit from any losses on a
   sale of Fund shares at the end of the measurement
   period. After-tax returns are for Institutional Class
   shares only. After-tax returns for Classes A, B and C
   will vary.
(2)The Morgan Stanley Capital International Europe
   Australasia Far East ("MSCI-EAFE") Index is a widely
   recognized, unmanaged index of issuers in the countries
   of Europe, Australia and the Far East. It is not
   possible to invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MSCI-ACWI")
   Ex-U.S. Index is a widely recognized, unmanaged index of
   issuers located in countries throughout the world,
   representing both developed and emerging markets,
   excluding the United States. It is not possible to
   invest directly in the index.
(4)The Lipper International Funds Average is a total return
   performance average of funds tracked by Lipper, Inc.
   that invest their assets in securities with primary
   trading markets outside of the United States. It does
   not take into account sales charges.
(5)The Fund began operations on 5/22/95. Index comparisons
   begin on 5/22/95.


30  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class A, B or C shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class A              5.50%                                            1%/(1)/
---------------------------------------------------------------------------------------------------------------------
Class B              None                                             5%/(2)/
---------------------------------------------------------------------------------------------------------------------
Class C              1%                                               1%/(3)/
---------------------------------------------------------------------------------------------------------------------
(1)Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2)The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent
   Deferred Sales Charges (CDSCs)--Class B Shares."
(3)The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                     Distribution                    Total Annual
            Advisory And/or Service    Other         Fund Operating
Share Class Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------
Class A     0.50%    0.25%             [  ]%         [  ]%
-------------------------------------------------------------------
Class B     0.50     1.00              [  ]          [  ]
-------------------------------------------------------------------
Class C     0.50     1.00              [  ]          [  ]
-------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class B and Class
   C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the
   economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
   Securities Dealers, Inc.
(3)Other Expenses reflects a 0.70% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on
   average daily net assets attributable in the aggregate to the
   Fund's Class A, B and C shares in excess of $2.5 billion, and
   [  ] %, [  ] % and [  ] % in interest expenses and certain other expenses incurred during the most recently completed fiscal year by Class A, Class B and Class C shares,
   respectively.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

            Example: Assuming you redeem your shares at the end of each period Example: Assuming you do not redeem your shares
------------------------------------------------------------------------------------------------------------------------------
Share Class Year 1          Year 3          Year 5             Year 10             Year 1    Year 3    Year 5       Year 10
------------------------------------------------------------------------------------------------------------------------------
Class A      $[  ]           $[  ]           $[  ]               $[  ]              $[  ]     $[  ]     $[  ]         $[  ]
------------------------------------------------------------------------------------------------------------------------------
Class B       [  ]            [  ]            [  ]                [  ]               [  ]      [  ]      [  ]          [  ]
------------------------------------------------------------------------------------------------------------------------------
Class C       [  ]            [  ]            [  ]                [  ]               [  ]      [  ]      [  ]          [  ]
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 31

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issue Risk     The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         The Funds may place particular emphasis on equity securities of
Securities     companies that its portfolio manager or portfolio management
Risk           team believes will experience relatively rapid earnings growth.
               Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Global, NACM Pacific
               Rim, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM
               Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds generally have substantial exposure to this risk.

IPO Risk The Funds, particularly the RCM Biotechnology and RCM Global Technology Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


32  PIMCO Funds: Multi-Manager Series

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All of the Funds may use derivatives, which are financial
Risk           contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on those Funds than they would on a Fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. The RCM Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process. Other funds may make significant investments in the healthcare industry and may also be subject to these risks.

               Technology Related Risk. Because the RCM Global Technology Fund concentrates its investments in the technology industry, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds, such as the RCM Global Small-Cap Fund, may also be subject to these risks to the extent they invest a substantial portion of their assets in technology or technology-related companies.

               Biotechnology Related Risk. Because the RCM Biotechnology Fund concentrates its investments in the biotechnology industry, it is subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in biotechnology companies.

Foreign        Because all the Funds invest a substantial portion of their
(non-U.S.)     assets in foreign securities, they may experience more rapid and
Investment     extreme changes in value than Funds that invest exclusively in
Risk           securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
               Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
               Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments


                                                                  Prospectus 33
               could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. The RCM Emerging
               Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks.
               The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging markets. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM Global, NACM
               International, RCM Biotechnology, RCM Global Healthcare, RCM
               Global Small-Cap, RCM Global Technology and RCM International
               Growth Equity Funds may also invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment
               Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International, NACM Pacific Rim, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Biotechnology, RCM Europe, RCM Global
               Healthcare, RCM Global Technology and RCM International Growth
               Equity Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The NACM Pacific Rim, RCM Emerging Markets, RCM Europe and RCM Global Small-Cap Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the RCM
               Biotechnology, RCM Global Technology and RCM Global Healthcare
               Funds are vulnerable to events affecting, respectively, biotechnology companies, technology companies and companies in the healthcare industry because these Funds normally
               "concentrate" their investments in such companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also


34  PIMCO Funds: Multi-Manager Series
               cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." The NACM International Fund is expected to have a portfolio turnover rate greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. Certain of the Funds, specifically the RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are also particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The RCM Emerging Markets Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Global and NACM International Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Global and NACM International Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are recently organized and do not have a full calendar year performance record of their own.


                                                                  Prospectus 35

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.


Prior Performance of Similar Accounts Relating to the NACM Global Fund
                   Nicholas-Applegate Nicholas-Applegate      MSCI All Country
Year               Global Select Fund Global Select Composite World Index Free(1)
---------------------------------------------------------------------------------
1998               46.18%             48.13%                       21.97%
---------------------------------------------------------------------------------
1999               129.35%            132.41%                      26.82%
---------------------------------------------------------------------------------
2000               (15.15)%           (15.54)%                     (13.94)%
---------------------------------------------------------------------------------
2001               (20.37)%           (19.30)%                     (15.91)%
---------------------------------------------------------------------------------
2002               [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
10/1/97-9/30/03    [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
Since Inception(2) [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------

             (1)The Morgan Stanley Capital International ("MSCI") All Country
                World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
             (2)September 30, 1997.


               --------
              1 AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


36  PIMCO Funds: Multi-Manager Series

Prior Performance of Similar Accounts Relating to the NACM International Fund
                      Nicholas-Applegate   Nicholas-Applegate
                      International Core   International Equity   MSCI EAFE
Year                  Growth Fund          Composite              Index(1)
-----------------------------------------------------------------------------
1997                  30.63%               32.47%                 1.78%
-----------------------------------------------------------------------------
1998                  21.54%               23.65%                 20.00%
-----------------------------------------------------------------------------
1999                  69.07%               69.72%                 26.96%
-----------------------------------------------------------------------------
2000                  (23.08)%             (23.62)%               (14.17)%
-----------------------------------------------------------------------------
2001                  (27.97)%             (27.58)%               (21.44)%
-----------------------------------------------------------------------------
2002                  [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
10/1/02-9/30/03       [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
10/1/97-9/30/03       [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
Since Inception(2)    [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------

             (1)Morgan Stanley Capital International Europe, Australia, Far
                East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
             (2)December 27, 1996.


                                                                  Prospectus 37

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[   ] billion in assets under
               management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

       Fund                                                Advisory Fees
       -----------------------------------------------------------------
       RCM International Growth Equity Fund                    0.50%
       NACM Global and NACM International Funds*               0.70%
       RCM Europe and RCM Global Healthcare Funds              0.80%
       NACM Pacific Rim and RCM Biotechnology Funds*          [   ]%
       RCM Global Technology Fund                              0.95%
       RCM Emerging Markets and RCM Global Small-Cap Funds     1.00%

              * From the beginning of the most recently completed fiscal year
                (7/1/02) until July 19, 2002, the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund's predecessor, paid advisory fees to NACM at an annual rate of 1.00%. The advisory fee rate shown in the table for the NACM Pacific Rim Fund is the Fund's current advisory fee rate. The other NACM Funds commenced operations on July 19, 2002 and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for the NACM Global, NACM International and the RCM Funds are the Funds' current advisory fee rates.
               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class A, Class B and
Fees Class C shareholders of each Fund pay an administrative fee to the Adviser, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. The Adviser, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


38  PIMCO Funds: Multi-Manager Series

               Class A, B and C shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares):

Fund                                                         Administrative Fees*
---------------------------------------------------------------------------------
NACM International, NACM Pacific Rim, RCM International
 Growth Equity, RCM Emerging Markets and RCM Europe Funds            0.70%
NACM Global and RCM Global Small-Cap Funds                           0.60%
RCM Global Technology and RCM Global Healthcare Funds                0.55%
RCM Biotechnology Fund                                               0.45%
* The Administrative Fee rate for each Fund is subject to a reduction of 0.05%
  per year on average daily net assets attributable in the aggregate to the
  Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                              Funds
----------------------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC         RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global
("Dresdner RCM")                          Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM
4 Embarcadero Center                      International Growth Equity Funds (the "RCM Funds")
San Francisco, CA 94111
----------------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital Management LLC NACM Global, NACM International and NACM Pacific Rim Funds (the "NACM
("NACM")                                  Funds")
600 West Broadway
San Diego, CA 92101
* Each Sub-Adviser is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM provides advisory
               services to mutual funds and institutional accounts. Dresdner
               RCM was originally formed as Rosenberg Capital Management in
               1970, and it and its successors have been consistently in
               business since then. As of September 30, 2003, Dresdner RCM had
               approximately $[   ] billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. More information about some of the individuals comprising the investment teams is located in the SAI under "Other Information".

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund.

               The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund.

               The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Emerging Markets Fund and the RCM Europe Fund.

               The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974 and other members of Dresdner RCM's Technology Research Team.


                                                                  Prospectus 39

NACM Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of September 30,
               2003, Nicholas-Applegate had approximately $[    ] billion in
               assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.


Fund               Portfolio Managers    Since            Recent Professional Experience
--------------------------------------------------------------------------------------------------

NACM Global        Catherine Nicholas    2002 (inception) Nicholas-Applegate's Chief Investment
                                                          Officer from 1999 to August, 2002. She
                                                          is responsible for management of
                                                          Nicholas-Applegate's global equities
                                                          strategies. Ms. Nicholas joined the
                                                          firm in 1987 and has 18 years prior
                                                          investment experience with Professional
                                                          Asset Securities, Inc. and Pacific
                                                          Century Advisors.

                   Pedro Marcal          2002 (inception) Lead Portfolio Manager for the
                                                          Nicholas-Applegate Global Select
                                                          Strategies since 2001. Lead Portfolio
                                                          Manager for the Nicholas-Applegate
                                                          Emerging Countries Strategies from
                                                          1994-2001. He has 5 years' prior
                                                          investment management experience with
                                                          A.B. Laffer & Associates and A-Mark
                                                          Precious Metals.

                   Nicholas Melhuish     2003             Lead Portfolio Manager for
                                                          Nicholas-Applegate Global Equities
                                                          strategies since 2003. He has 12 years'
                                                          prior experience with Putnam
                                                          Investments and Schroder Investment
                                                          Management.

                   Loretta Morris        2002 (inception) Lead Portfolio Manager for
                                                          Nicholas-Applegate International Core
                                                          Growth Fund since 1996, International
                                                          Growth Opportunities Strategies since
                                                          1997 and Nicholas-Applegate Global
                                                          Strategies since 1993, She has 10
                                                          years' prior investment management
                                                          experience with Collins Associates.

                   Andrew Beal           2002 (inception) Lead Portfolio Manager for the
                                                          Nicholas-Applegate Emerging Countries
                                                          Strategies since 2001. He has 10 years'
                                                          prior experience with Schroder
                                                          Investment Management (UK) LTD.

                   Melisa Grigolite, CFA 2002 (inception) Portfolio Manager for the
                                                          Nicholas-Applegate's International
                                                          Growth Strategies since 1997. Ms.
                                                          Grigolite joined the firm in 1991. She
                                                          has 11 years' prior experience.

                   Michael Fredericks    2002 (inception) International Product Specialist with
                                                          Nicholas-Applegate since 2001. He has
                                                          7 years' of prior investment experience
                                                          with Callan Associates; Baring Asset
                                                          Management; Bank of America; Berger
                                                          Barnett Investment Partners and Dean
                                                          Witter Reynolds, Inc.

NACM International Loretta Morris        2002 (inception) See Above

                   Andrew Beal           2002 (inception) See Above

                   Jon Borchardt         2002 (inception) Investment Analyst for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1996. He has 5 years'
                                                          prior experience as a International
                                                          Account Administrator with
                                                          Nicholas-Applegate Capital Management
                                                          and interned with Lehman Brothers
                                                          Global Real Estate Group.

                   Jason Campbell        2002 (inception) Portfolio Manager for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1998. He has prior
                                                          experience with San Diego State
                                                          University Economics Department.


40  PIMCO Funds: Multi-Manager Series

Fund             Portfolio Managers    Since            Recent Professional Experience
------------------------------------------------------------------------------------------------
                 John Casarietti       2002 (inception) Investment Analyst for
                                                        Nicholas-Applegate Emerging Countries
                                                        Strategies since 2001 and Account
                                                        Administrator 1998 to 2001. His
                                                        experience includes responsibilities in
                                                        the firm's operations department and 4
                                                        years' prior experience with Interbank
                                                        Funding Group and Barron Chase
                                                        Securities.
                 Michael Fredericks    2002 (inception) See Above
                 Melisa Grigolite, CFA 2002 (inception) See Above
                 Rebecca Hagstrom, CFA 2002 (inception) Investment Analyst for
                                                        Nicholas-Applegate Emerging Countries
                                                        Fund since 2000. She has 5 years' prior
                                                        experience with Prudential Global Asset
                                                        Management; Prudential Capital Group
                                                        and Prudential Realty Group.
                 Karl Richtenburg      2002 (inception) Investment Analyst for
                                                        Nicholas-Applegate International
                                                        Strategies since 2001. He has 8 years'
                                                        prior investment experience with GE
                                                        Asset Management, International
                                                        Equities and GFI Group Ltd., London.
                 Eric Sagmeister       2002 (inception) Investment Analyst for
                                                        Nicholas-Applegate's International
                                                        Strategies since 1995. His experience
                                                        with Nicholas-Applegate includes 5
                                                        years' as a trade settlement
                                                        coordinator and in the operations
                                                        department. Previously with Qualcomm
                                                        Communications
NACM Pacific Rim Shu Nung Lee, CFA     October, 2002    Portfolio Manager for the
                                                        Nicholas-Applegate Pacific Rim Fund and
                                                        Portfolio International Strategies.
                                                        Prior to joining the firm in 2002, he
                                                        was vice president and senior research
                                                        analyst on the Japan equity research
                                                        team and head of the Japan and Asia
                                                        automotive team with Lehman Brothers of
                                                        Tokyo. Mr. Lee has six years of
                                                        investment research experience.
                 Andrew Beal           2001*            See Above
                 Karl Richtenburg      2001*            See Above
                 Jason Campbell        1998*            See Above
                 John Casarietti       2001*            See Above
                 Michael Fredericks    2001*            See Above

               --------
              * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund's predecessor.


                                                                  Prospectus 41

Adviser/       Shareholders of each Fund have approved a proposal permitting
Sub-Adviser    the Adviser to enter into new or amended sub-advisory agreements
Relationship   with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

               Investment Options -- Class A, B and C Shares

               The Trust offers investors Class A, Class B and Class C shares of each Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

               The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A       .  You pay an initial sales charge of up to 5.50% when you buy
Shares           Class A shares. The sales charge is deducted from your
                 investment so that not all of your purchase payment is invested.

              . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

              . Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

              . You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B       .  You do not pay an initial sales charge when you buy Class B
Shares           shares. The full amount of your purchase payment is invested initially.

              . You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C       .  For the RCM Biotechnology Fund, you do not pay an initial
Shares           sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

              . For Class C shares of the NACM Funds and RCM Funds (except the RCM Biotechnology Fund), you will pay an initial sales charge of 1.00% when you buy Class C shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested. The Class C initial sales charge may be waived for certain categories of investors. Please see the Guide for details.


42  PIMCO Funds: Multi-Manager Series

              . You normally pay a CDSC of 1% if you redeem Class C shares of the Funds during the first eighteen months (the first year for the RCM Biotechnology Fund) after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

              . Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

              . Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

               The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

--------------------------------------------------------------------------------
Initial Sales  Unless you are eligible for a waiver, the public offering price
Charges --     you pay when you buy Class A shares of the Funds is the net
Class A Shares asset value ("NAV") of the shares plus an initial sales charge.
               The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
               Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


                                      Initial Sales Charge Initial Sales Charge
All Funds                             as % of Net          as % of Public
Amount of Purchase                    Amount Invested      Offering Price
-------------------------------------------------------------------------------
$0-$49,999                            5.82%                5.50%
-------------------------------------------------------------------------------
$50,000-$99,999                       4.71%                4.50%
-------------------------------------------------------------------------------
$100,000-$249,999                     3.63%                3.50%
-------------------------------------------------------------------------------
$250,000-$499,999                     2.56%                2.50%
-------------------------------------------------------------------------------
$500,000-$999,999                     2.04%                2.00%
-------------------------------------------------------------------------------
$1,000,000 +                          0.00%*               0.00%*
-------------------------------------------------------------------------------
              * As shown, investors that purchase $1,000,000 or more of any
                Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

Class C        Unless you are eligible for a waiver, the public offering price
Shares         you pay when you buy Class C shares of the NACM Funds, RCM
               Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global
               Small-Cap, RCM Global Technology or RCM International Growth
               Equity Funds is the NAV of the shares plus an initial sales charge of 1.00% of the public offering price. No sales charge is imposed where Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. As discussed above, Class C shares of the RCM
               Biotechnology Fund are not subject to an initial sales charge.

--------------------------------------------------------------------------------
Contingent     Unless you are eligible for a waiver, if you sell (redeem) your
Deferred       Class B or Class C shares within the time periods specified
Sales          below, you will pay a CDSC according to the following schedules.
Charges
(CDSCs) -- Class
B and Class
C Shares
Class B Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First                                      5
               ----------------------------------------------------------------
               Second                                     4
               ----------------------------------------------------------------
               Third                                      3
               ----------------------------------------------------------------
               Fourth                                     3
               ----------------------------------------------------------------
               Fifth                                      2
               ----------------------------------------------------------------
               Sixth                                      1
               ----------------------------------------------------------------
               Seventh and thereafter                     0*
               ----------------------------------------------------------------
              * After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.


Class C Shares Years Since Purchase                       Percentage Contingent
               Payment was Made                           Deferred Sales Charge
               ----------------------------------------------------------------
               First*                                     1
               ----------------------------------------------------------------
               Thereafter                                 0
               ----------------------------------------------------------------
              * For Class C shares of all Funds other than the RCM
                Biotechnology Fund, the Class C CDSC is charged for the first eighteen months after purchase.


                                                                  Prospectus 43

--------------------------------------------------------------------------------
CDSCs on       Unless a waiver applies, investors who purchase $1,000,000 or
Class A        more of Class A shares (and, thus, pay no initial sales charge)
Shares         will be subject to a 1% CDSC if the shares are redeemed within
               18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and
               CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs      A CDSC is imposed on redemptions of Class B and Class C shares
are            (and where applicable, Class A shares) on the amount of the
Currently      redemption which causes the current value of your account for
Calculated     the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.
               However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

               For example, the following illustrates the current operation of the Class B CDSC:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

--------------------------------------------------------------------------------
How CDSCs      The Trust expects that the manner of calculating the CDSC on
will be        Class B and Class C shares (and where applicable, Class A
Calculated     shares) purchased after December 31, 2001, will change from that
-- Shares      described above. The Trust will provide shareholders with at
Purchased      least 60 days' notice prior to implementing the change. When the
After          Trust implements the change, the CDSC on all shares purchased
December 31,   after December 31, 2001, will be subject to the change, not only
2001           shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

               Under the new calculation method, the following rules will apply:

              . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

              . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

              . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

              . In determining whether a CDSC is payable, the first-in
                first-out, or "FIFO," method will be used to determine which shares are being redeemed.

               For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

              . Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

               In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions     The initial sales charges on Class A shares and the CDSCs on
and Waivers    Class A, Class B and Class C shares may be reduced or waived
of Initial     under certain purchase arrangements and for certain categories
Sales          of investors. Please see the Guide for details. The Guide is
Charges and    available free of charge from the Distributor. See "How to Buy
CDSCs          and Sell Shares--PIMCO Funds Shareholders' Guide" below.


44  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares):

All Funds                        Servicing Fee            Distribution Fee
--------------------------------------------------------------------------------
Class A                              0.25%                      None
--------------------------------------------------------------------------------
Class B                              0.25%                      0.75%
--------------------------------------------------------------------------------
Class C                              0.25%                      0.75%
--------------------------------------------------------------------------------

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares of certain Funds may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class A, Class B and Class C shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Funds, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


                                                                  Prospectus 45

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds    More detailed information about the Trust's purchase, sale and
Shareholders'  exchange arrangements for Fund shares is provided in the PIMCO
Guide          Funds Shareholders' Guide, which is included in the Statement of
               Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107.
               The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

              . Automated telephone and wire transfer procedures
              . Automatic purchase, exchange and withdrawal programs
              . Programs that establish a link from your Fund account to your bank account
              . Special arrangements for tax-qualified retirement plans
              . Investment programs which allow you to reduce or eliminate initial sales charges
              . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation    When you buy shares of the Funds, you pay a price equal to the
of Share       NAV of the shares, plus any applicable sales charge. When you
Price and      sell (redeem) shares, you receive an amount equal to the NAV of
Redemption     the shares, minus any applicable CDSC. NAVs are determined at
Payments       the close of regular trading (normally, 4:00 p.m., Eastern time)
               on the New York Stock Exchange on each day the New York Stock
               Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares  You can buy Class A, Class B or Class C shares of the Funds in the following ways:

               . Through your broker, dealer or other financial intermediary.
                 Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

               . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

               If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

                                          PIMCO Advisors Distributors LLC
                                          P.O. Box 9688
                                          Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

               The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.


46  PIMCO Funds: Multi-Manager Series

Investment     The following investment minimums apply for purchases of Class
Minimums       A, Class B and Class C shares.

                   Initial Investment Subsequent Investments
                   ------------------ ---------------------
                    $2,500 per Fund       $100 per Fund

               Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small          Because of the disproportionately high costs of servicing
Account Fee    accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth
               IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans,
               403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below and/or in the applicable Funds' or
Shares         series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds:
               Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan.
               In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence,
               RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

               The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling        You can sell (redeem) Class A, Class B or Class C shares of the
Shares         Funds in the following ways:

               . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.


                                                                  Prospectus 47

               . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

               (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

               (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

               (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

               (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

               A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

               If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

               The Guide describes a number of additional ways you can redeem your shares, including:

               . Telephone requests to the Transfer Agent
               . PIMCO Funds Automated Telephone System (ATS)
               . Expedited wire transfers
               . Automatic Withdrawal Plan
               . PIMCO Funds Fund Link

               Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

               Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of      Redemption proceeds will normally be mailed to the redeeming
Redemption     shareholder within seven calendar days or, in the case of wire
Payments       transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution


48  PIMCO Funds: Multi-Manager Series
               in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated   If you are redeeming shares for which certificates have been
Shares         issued, the certificates must be mailed to or deposited with the
               Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
               Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature      When a signature guarantee is called for, a "medallion"
Guarantee      signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer
               Agents Medallion Program, Stock Exchanges Medallion Program and
               New York Stock Exchange, Inc. Medallion Signature Program.
               Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
               Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds:
                 Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


                                                                  Prospectus 49

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Funds, RCM Emerging Markets, RCM Europe, RCM International Growth Equity, RCM Global Healthcare, RCM Global Small-Cap and RCM Global Technology Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.


50  PIMCO Funds: Multi-Manager Series

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Under normal market conditions, the NACM Funds and RCM Funds will invest primarily in equity securities. In addition, the RCM Biotechnology, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest up to 20% of their total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. In addition, the NACM Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the NACM Funds or RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

               The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The RCM Global Small-Cap Fund invests
Capitalizationsprimarily in smaller companies and are especially sensitive to the risks described below. In addition, the NACM Global, NACM
               Pacific Rim, RCM Biotechnology, RCM Emerging Markets, RCM
               Europe, RCM Global Healthcare, RCM Global Technology and RCM
               International Growth Equity Funds generally have substantial exposure to these risks.


                                                                  Prospectus 51

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the RCM Biotechnology and RCM Global
Public         Technology Funds, may purchase securities in initial public
Offerings      offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The NACM Global and NACM International Funds invest principally
(non-U.S.)     in securities of foreign issuers, securities traded principally
Securities     in securities markets outside the United States and/or
               securities denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities located within the Pacific Rim.

               For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each RCM Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The


52  PIMCO Funds: Multi-Manager Series
               securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

               Certain Funds, particularly the NACM Global, NACM International and RCM Europe Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Emerging
               Markets Fund normally invests at least 80% of its assets in emerging market securities. The NACM Pacific Rim, RCM
               Biotechnology, RCM Global Healthcare, RCM Global Small-Cap, RCM
               Global Technology, RCM International Growth Equity and RCM
               Europe Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the NACM Global, NACM International, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in


                                                                  Prospectus 53
               local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The NACM Funds and certain of the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. The Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. Each Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund may, but is not required to, use a number of
               derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies, and also may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.


54  PIMCO Funds: Multi-Manager Series

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.


                                                                  Prospectus 55

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the NACM Funds and RCM
               Emerging Markets Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment


56  PIMCO Funds: Multi-Manager Series

               Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM
               Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the NACM Funds described in
Investment     this Prospectus may be changed by the Board of Trustees without
Objectives     shareholder approval. The investment objective of each other
and Policies   Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional
               Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-       Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Pacific Rim and the RCM Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not and Techniques described in this Prospectus. These securities and techniques may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 57

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund since each class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions.

For the NACM Pacific Rim Fund, the information shown below reflects the financial results for Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the predecessor to the NACM Pacific Rim Fund. The Nicholas-Applegate Pacific Rim Fund reorganized into the NACM Pacific Rim Fund on July 20, 2002. The Nicholas-Applegate Pacific Rim Fund did not offer shares corresponding to the NACM Pacific Rim Fund's Class A, Class B or Class C shares. The performance shown below for the NACM Pacific Rim Fund is better than that which would have been achieved by Class A, Class B and Class C shares of the NACM Pacific Rim Fund because of the higher fees and expenses associated with Class A, Class B and Class C shares. The information with respect to the
NACM Pacific Rim Fund has been audited by [              ], independent
auditors, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002. These audited financial statements and highlights are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Except with respect to the NACM Pacific Rim Fund, this information has been
audited by [                  ], whose report, along with each Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Since the NACM Funds (other than the NACM Pacific Rim Fund) have only recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds. [To be updated by post-effective amendment.]


                                  Net Asset    Net      Net Realized  Total Income Dividends  Distributions
            Year or                 Value   Investment and Unrealized     from      from Net    from Net
            Period                Beginning   Income    Gains (Loss)   Investment  Investment   Realized
             Ended                of Period (Loss) (a) on Investments  Operations    Income   Capital Gains
-----------------------------------------------------------------------------------------------------------
NACM Pacific Rim Fund--Institutional Class
  4/1/02--6/30/02                  $  7.22   $  0.00      $  0.08       $  0.00      $ 0.00     $   0.00
  3/31/02                             6.93      0.05         0.24          0.29        0.00         0.00
  3/31/01                            25.45     (0.08)       (7.10)        (7.18)       0.00       (11.34)
  3/31/00                            12.33     (0.11)       16.15         16.04        0.00        (2.92)
  3/31/99                            12.66     (0.07)       (0.26)        (0.33)       0.00         0.00
  12/31/97 (commenced) --3/31/98     12.50      0.02         0.14          0.16        0.00         0.00

--------
(a)Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(b)Total returns are not annualized for periods less than one year.
(c)Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(d)Net expenses include certain items not subject to expense reimbursement.

                          Net Asset    Net      Net Realized  Total Income Dividends  Distributions
        Year or             Value   Investment and Unrealized     from      from Net    from Net
        Period            Beginning   Income    Gains (Loss)   Investment  Investment   Realized
         Ended            of Period   (Loss)   on Investments  Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------------

RCM Biotechnology Fund
  Class A
   02/05/2002--6/30/2002   $23.47   $(0.11)(a)     $(7.39)(a)    $(7.50)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002    23.47    (0.15)(a)      (7.40)(a)     (7.55)       0.00        0.00
  Class C
   02/05/2002--6/30/2002    23.47    (0.15)(a)      (7.40)(a)     (7.55)       0.00        0.00

RCM Emerging Markets Fund
  Class A
   02/05/2002--6/30/2002   $10.34   $ 0.04 (a)     $(0.24)(a)    $(0.20)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002    10.34    (0.01)(a)      (0.22)(a)     (0.23)       0.00        0.00
  Class C
   02/05/2002--6/30/2002    10.34    (0.01)(a)      (0.22)(a)     (0.23)       0.00        0.00

RCM Europe Fund
  Class A
   02/05/2002--6/30/2002   $ 7.34   $(0.05)(a)     $(0.03)(a)    $(0.08)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002     7.34    (0.02)(a)      (0.09)(a)     (0.11)       0.00        0.00
  Class C
   02/05/2002--6/30/2002     7.34    (0.01)(a)      (0.10)(a)     (0.11)       0.00        0.00

RCM Global Equity Fund
  Class A
   02/05/2002--6/30/2002   $ 6.92   $(0.02)(a)     $(0.42)(a)    $(0.44)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002     6.92    (0.04)(a)      (0.42)(a)     (0.46)       0.00        0.00
  Class C
   02/05/2002--6/30/2002     6.92    (0.03)(a)      (0.43)(a)     (0.46)       0.00        0.00

--------
*  Annualized
(a)Per share amounts based on average number of shares outstanding during the period.


58  PIMCO Funds: Multi-Manager Series

               Net                           Ratio of                                       Ratio of Net
              Asset             Net Assets, Expenses to                                      Investment
              Value               End of      Average        Expense                       Income (Loss)  Portfolio
    Total     End of   Total      Period        Net     (Reimbursements)/       Net          to Average   Turnover
Distributions Period Return (b) (in 000's)  Assets (c)   Recoupment (c)   Expenses (c),(d) Net Assets (c)   Rate
-------------------------------------------------------------------------------------------------------------------
   $  0.00    $ 7.30     1.11%    $11,575       3.20%         (1.76)%           1.44%           0.00%         66%
      0.00      7.22     4.18      11,429       3.57          (2.12)            1.45            0.70         390
    (11.34)     6.93   (36.44)      2,026       8.20          (6.42)            1.78           (0.60)       1180
     (2.92)    25.45   136.92       3,821       6.25          (4.63)            1.62           (0.55)        424
      0.00     12.33    (2.69)      1,099      14.68         (13.11)            1.57           (0.67)        450
      0.00     12.66     1.28       1,197       4.50          (3.10)            1.40            0.74          86


                 Net                                     Ratio of Net
                Asset           Net Assets,  Ratio of     Investment
                Value             End of    Expenses to  Income (Loss) Portfolio
      Total     End of  Total     Period      Average     to Average   Turnover
  Distributions Period  Return  (in 000's)  Net Assets    Net Assets     Rate
  ------------------------------------------------------------------------------
      $0.00     $15.97 (31.96)%    $484        1.60%*        (1.42)%*      76%
       0.00      15.92 (32.17)      328        2.35*         (2.13)*       76
       0.00      15.92 (32.17)      448        2.35*         (2.13)*       76

      $0.00     $10.14  (1.93)%    $118        2.02%(b)*      0.92%*      136%
       0.00      10.11  (2.22)       94        2.70(c)*      (0.21)*      136
       0.00      10.11  (2.22)      438        2.76(c)*      (0.08)*      136

      $0.00     $ 7.26  (1.09)%    $ 71        5.27%(d)*     (1.69)%*     215%
       0.00       7.23  (1.50)       15        3.27(e)*      (0.51)*      215
       0.00       7.23  (1.50)       25        3.53(e)*      (0.48)*      215

      $0.00     $ 6.48  (6.36)%    $102        1.70%*        (0.56)%*     323%
       0.00       6.46  (6.65)        9        2.45*         (1.40)*      323
       0.00       6.46  (6.65)       50        2.45*         (1.08)*      323

--------
(b)Ratio of expenses to average net assets excluding interest expense is 1.95%.
(c)Ratio of expenses to average net assets excluding interest expense is 2.70%.
(d)Ratio of expenses to average net assets excluding interest expense is 1.75%.
(e)Ratio of expenses to average net assets excluding interest expense is 2.50%.


                                                                  Prospectus 59

                           Net Asset    Net      Net Realized  Total Income Dividends  Distributions
        Year or              Value   Investment and Unrealized     from      from Net    from Net
        Period             Beginning   Income    Gains (Loss)   Investment  Investment   Realized
         Ended             of Period   (Loss)   on Investments  Operations    Income   Capital Gains
----------------------------------------------------------------------------------------------------

RCM Global Healthcare Fund
  Class A
   02/05/2002--6/30/2002    $19.17   $(0.07)(a)   $(2.86)(a)      $(2.93)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002     19.17    (0.12)(a)    (2.86)(a)       (2.98)       0.00        0.00
  Class C
   02/05/2002--6/30/2002     19.17    (0.12)(a)    (2.85)(a)       (2.97)       0.00        0.00

RCM Global Small-Cap Fund
  Class A
   02/05/2002--6/30/2002    $13.10   $(0.03)(a)   $  0.17(a)      $ 0.14      $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002     13.10    (0.06)(a)      0.16(a)        0.10        0.00        0.00
  Class C
   02/05/2002--6/30/2002     13.10    (0.07)(a)      0.16(a)        0.09        0.00        0.00

RCM Global Technology Fund
  Class A
   02/05/2002--6/30/2002    $27.40   $(0.13)(a)   $(6.61)(a)      $(6.74)     $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002     27.40    (0.20)(a)    (6.61)(a)       (6.81)       0.00        0.00
  Class C
   02/05/2002--6/30/2002     27.40    (0.19)(a)    (6.61)(a)       (6.80)       0.00        0.00

RCM International Growth Equity Fund
  Class A
   02/05/2002--6/30/2002    $ 8.32   $  0.04(a)   $(0.03)(a)      $ 0.01      $ 0.00      $ 0.00
  Class B
   02/05/2002--6/30/2002      8.32      0.01(a)    (0.03)(a)       (0.02)       0.00        0.00
  Class C
   02/05/2002--6/30/2002      8.32      0.01(a)    (0.03)(a)       (0.02)       0.00        0.00

--------
*   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.


60  PIMCO Funds: Multi-Manager Series

                 Net                                     Ratio of Net
                Asset           Net Assets,  Ratio of     Investment
                Value             End of    Expenses to  Income (Loss) Portfolio
      Total     End of  Total     Period      Average     to Average   Turnover
  Distributions Period  Return  (in 000's)  Net Assets    Net Assets     Rate
  ------------------------------------------------------------------------------

      $0.00     $16.24 (15.28)%   $   730      1.60%*        (1.06)%*     145%
       0.00      16.19 (15.54)        849      2.35*         (1.75)*      145
       0.00      16.20 (15.49)        922      2.35*         (1.78)*      145

      $0.00     $13.24   1.07%    $   179      1.87%(b)*     (0.48)%*     326%
       0.00      13.20   0.76          53      2.62(c)*      (1.13)*      326
       0.00      13.19   0.69         419      2.63(c)*      (1.28)*      326

      $0.00     $20.66 (24.60)%   $   710      1.75%*        (1.45)%*     343%
       0.00      20.59 (24.85)        146      2.50*         (2.18)*      343
       0.00      20.60 (24.82)        298      2.50*         (2.15)*      343

      $0.00     $ 8.33   0.12%    $ 6,283      1.76%(d)*      1.08%*      261%
       0.00       8.30  (0.24)      4,245      2.49(e)*       0.27*       261
       0.00       8.30  (0.24)     37,463      2.49(e)*       0.27*       261

--------
(b) Ratio of expenses to average net assets excluding interest expense is 1.85%.
(c) Ratio of expenses to average net assets excluding interest expense is 2.60%.
(d) Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 1.45%.
(e) Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 2.20%.


                                                                  Prospectus 61

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

               [LOGO] PIMCO
               ADVISORS

               File No. 811-6161


62  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [          ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

PIMCO Funds Prospectus


PIMCO Funds:
Multi-
Manager Series

November 1,
2003

Share Class D

This Prospectus describes 19 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, the Adviser and its investment management affiliates
managed approximately $[    ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

                     (This page left blank intentionally)


2   PIMCO Funds: Multi-Manager Series

               Table of Contents

Summary Information.........................................................  4
Fund Summaries
   CCM Capital Appreciation Fund............................................  6
   CCM Mid-Cap Fund.........................................................  8
   NACM Core Equity Fund.................................................... 10
   NACM Flex-Cap Value Fund................................................. 12
   NACM Growth Fund......................................................... 14
   NACM Value Fund.......................................................... 16
   NFJ Basic Value Fund..................................................... 18
   NFJ Equity Income Fund................................................... 21
   NFJ Small-Cap Value Fund................................................. 23
   PEA Growth & Income Fund................................................. 25
   PEA Growth Fund.......................................................... 27
   PEA Opportunity Fund..................................................... 29
   PEA Renaissance Fund..................................................... 31
   PEA Target Fund.......................................................... 33
   PEA Value Fund........................................................... 35
   PPA Tax-Efficient Equity Fund............................................ 37
   RCM Large-Cap Growth Fund................................................ 39
   RCM Mid-Cap Fund......................................................... 41
   RCM Tax-Managed Growth Fund.............................................. 43
Summary of Principal Risks.................................................. 45
Prior Nicholas-Applegate Performance Information............................ 48
Management of the Funds..................................................... 50
How Fund Shares Are Priced.................................................. 57
How to Buy and Sell Shares.................................................. 57
Fund Distributions.......................................................... 60
Tax Consequences............................................................ 61
Characteristics and Risks of Securities and Investment Techniques........... 62
Financial Highlights........................................................ 70


                                                                  Prospectus 3

               Summary Information

               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 6.

                                                                                       Approximate Approximate
             PIMCO               Investment                  Main                      Number of   Capitalization
             Fund                Objective                   Investments               Holdings    Range
--------------------------------------------------------------------------------------------------------------------------
Growth Stock RCM Large-Cap       Long-term capital           Large capitalization      45-85       At least $3 billion
Funds        Growth              appreciation                equity securities
             -------------------------------------------------------------------------------------------------------------
             RCM Tax-Managed     After-tax growth of capital A broadly diversified     25-65       All capitalizations
             Growth                                          portfolio of equity
                                                             securities of U.S.
                                                             issuers
             -------------------------------------------------------------------------------------------------------------
             PPA Tax-Efficient   Maximum after-tax growth    A broadly diversified     More than   More than $5 billion
             Equity              of capital                  portfolio of at least     200
                                                             200 common stocks of
                                                             companies represented in
                                                             the S&P 500 Index with
                                                             market capitalizations
                                                             of more than $5 billion
             -------------------------------------------------------------------------------------------------------------
             PEA Growth          Long-term growth of         Common stocks of          35-50       At least $5 billion
                                 capital; income is an       companies with market
                                 incidental consideration    capitalizations
                                                             of at least $5 billion
             -------------------------------------------------------------------------------------------------------------
             NACM Growth         Long-term capital           Large capitalization      30-40       Upper 90% of the
                                 appreciation                equity securities                     Russell 1000 Growth
                                                                                                   Index
             -------------------------------------------------------------------------------------------------------------
             RCM Mid-Cap         Long-term capital           Small to medium           85-125      Russell Mid-Cap
                                 appreciation                capitalization equity                 Growth Index
                                                             securities
             -------------------------------------------------------------------------------------------------------------
             PEA Target          Capital appreciation; no    Common stocks of          up to 100   Between $1 billion and
                                 consideration is given to   companies with market                 $10 billion
                                 income                      capitalizations of
                                                             between $1 billion and
                                                             $10 billion
             -------------------------------------------------------------------------------------------------------------
             PEA Opportunity     Capital appreciation; no    Common stocks of          80-120      Less than $2 billion
                                 consideration is given to   companies with market
                                 income                      capitalizations of less
                                                             than $2 billion
--------------------------------------------------------------------------------------------------------------------------
Blend Stock  PEA Growth & Income Long-term growth of capital Common stocks of          40-60       Greater than $5 billion
Funds                            and current income          companies with market
                                                             capitalizations greater
                                                             than $5 billion
             -------------------------------------------------------------------------------------------------------------
             NACM Core Equity    Long-term capital           Large capitalization      100-150     Russell 1000 Index
                                 appreciation                equity securities
             -------------------------------------------------------------------------------------------------------------
             CCM Capital         Growth of capital           Common stocks of          75-95       At least $1 billion
             Appreciation                                    companies with market
                                                             capitalizations of at
                                                             least $1 billion that
                                                             have improving
                                                             fundamentals and whose
                                                             stock is reasonably
                                                             valued by the market
             -------------------------------------------------------------------------------------------------------------
             CCM Mid-Cap         Growth of capital           Common stocks of          75-95       More than $500
                                                             companies with medium                 million (excluding the
                                                             market capitalizations                200 largest
                                                             (more than $500 million,              capitalization
                                                             but excluding the 200                 companies)
                                                             largest capitalization
                                                             companies)
--------------------------------------------------------------------------------------------------------------------------
Value Stock  PEA Value           Long-term growth of capital Common stocks of          35-50       More than $5 billion
Funds                            and income                  companies with market
                                                             capitalizations of more
                                                             than $5 billion and
                                                             below-average valuations
                                                             whose business
                                                             fundamentals are
                                                             expected to improve
             -------------------------------------------------------------------------------------------------------------
             NACM Value          Long-term capital           Equity securities of      60-75       Russell 1000 Value
                                 appreciation                large U.S. companies                  Index
                                                             that are undervalued in
                                                             the marketplace
             -------------------------------------------------------------------------------------------------------------
             NFJ Equity Income   Current income as a primary Income producing common   40-50       More than $2 billion
                                 objective; long-term growth stocks of companies with
                                 of capital is a secondary   market capitalizations
                                 objective                   of more than $2 billion
             -------------------------------------------------------------------------------------------------------------
             NFJ Basic Value     Long-term growth of capital Common stocks of          40          More than $2 billion
                                 and income                  companies with market
                                                             capitalizations of more
                                                             than $2 billion that are
                                                             undervalued relative to
                                                             the market and their
                                                             industry groups
--------------------------------------------------------------------------------------------------------------------------


4   PIMCO Funds: Multi-Manager Series

                                                                            Approximate Approximate
  PIMCO               Investment                  Main                      Number of   Capitalization
  Fund                Objective                   Investments               Holdings    Range
------------------------------------------------------------------------------------------------------------
  PEA Renaissance     Long-term growth of capital Common stocks of          50-80       All capitalizations
                      and income                  companies with
                                                  below-average valuations
                                                  whose business
                                                  fundamentals are
                                                  expected to improve
  ----------------------------------------------------------------------------------------------------------
  NACM Flex-Cap Value Long-term capital           Equity securities of      50-75       All capitalizations
                      appreciation                U.S. companies that are
                                                  undervalued in the
                                                  marketplace
  ----------------------------------------------------------------------------------------------------------
  NFJ Small-Cap Value Long-term growth of capital Common stocks of          100         Between $100 million
                      and income                  companies with market                 and $1.5 billion
                                                  capitalizations of
                                                  between $100 million and
                                                  $1.5 billion and
                                                  below-average
                                                  price-to-earnings ratios
                                                  relative to the market
                                                  and their industry groups
------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Growth Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Growth Fund."


                                                                  Prospectus 5

               PIMCO CCM Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           . Market Risk            . Growth Securities Risk   . Credit Risk
           . Issuer Risk            . Focused Investment Risk  . Management Risk
           . Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class D                                         More Recent Return Information
                                                                               ------------------------------------
                                                                               1/1/03-9/30/03               [    ]%

                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
                                                                               ------------------------------------
                                                                               Highest (10/1/99-12/31/99)    23.79%
                                                                               ------------------------------------
                              [CHART]                                          Lowest (1/1/01-3/31/01)      -15.17%

 1993    1994    1995    1996    1997   1998    1999    2000    2001     2002
------  ------  ------  ------  -----  ------  ------  ------  ------   ------
17.24%  -4.64%  36.61%  26.30%  33.70% 17.14%  22.24%  13.62%  -19.20%   [  ]%



  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                               Fund Inception
                                                                     1 Year  5 Years  10 Years (3/8/91)/(4)/
-------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]%  [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on
 Distributions/(1)/                                                  [    ]%  [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]%  [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]%  [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                             [    ]%  [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.
    It does not take into account sales charges.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                        Total Annual
                                     Advisory     and/or Service        Other         Fund Operating
                                     Fees         (12b-1) Fees/(2)/     Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                              0.45%        0.25%                 [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative
    Fee paid under the administration agreement may be Distribution and/or Service
    (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative
    Fees" for details. The Fund intends to treat any fees paid under the plan as
    "service fees" for purposes of applicable rules of the National Association of
    Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class
    that is not reflected under Distribution and/or Service (12b-1) Fees and [    ]% in
    trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class
D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                     Year 1       Year 3                Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                              $[    ]      $[    ]               $[    ]       $[    ]
----------------------------------------------------------------------------------------------------



                                                                  Prospectus 7

               PIMCO CCM Mid-Cap Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Medium capitalization common stocks More than $500 million (excluding the 200 largest capitalization
                      Fund Category           Approximate Number of Holdings      companies)
                      Blend Stocks            75-95
                                                                                  Dividend Frequency
                                                                                  At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

    . Market Risk          . Growth Securities Risk   . Focused Investment Risk
    . Issuer Risk          . Smaller Company Risk     . Credit Risk
    . Value Securities     . Liquidity Risk           . Management Risk
      Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class D                                       More Recent Return Information
                                                                             ------------------------------------
                                                                             1/1/03-9/30/03               [    ]%

                                                                             Highest and Lowest Quarter Returns
                                                                             (for periods shown in the bar chart)
                                                                             ------------------------------------
                                                                             Highest (1/1/00-3/31/00)      23.62%
                                                                             ------------------------------------
                                                                             Lowest (7/1/98-3/31/00)      -14.46%

                                     [CHART]


 1993    1994    1995    1996   1997    1998   1999    2000    2001    2002
------  ------  ------  ------ ------  ------ ------  ------  ------   ----
15.32%  -2.76%  36.76%  22.87% 33.65%  7.80%  12.52%  27.91%  -19.68%  [  ]%





     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (8/26/91)/(4)/
------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                                           [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/                               [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investors's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S.
    stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)            None

Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

              * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class D                                  0.45%    0.25%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
    "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
    Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------------------------------------
Class D                                  $[    ]  $[    ]           $[    ]       $[    ]
------------------------------------------------------------------------------------------------


                                                                  Prospectus 9

               PIMCO NACM Core Equity Fund

--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                             Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Large capitalization equity securities Russell 1000 Index and Strategies

                Fund Category                        Approximate Number of Holdings         Dividend Frequency
                Blend Stocks                         100-150                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the upper 90% of the Russell
               1000 Index as measured at the time of purchase ($[    ] billion
               and greater as of September 30, 2003). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

                 The portfolio managers select stocks for the Fund using both
               "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

                 In analyzing specific companies for possible investment, the
               Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

                 The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Value Securities Risk  .Management Risk
              .Issuer Risk             .Liquidity Risk         .Leveraging Risk
              .Growth Securities Risk  .Derivatives Risk       .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


10  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

  Shareholder Fees (fees paid directly from your investment)            None

  Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                           Distribution                Total Annual
                  Advisory and/or Service  Other       Fund Operating
                  Fees     (12b-1) Fees(2) Expenses(3) Expenses
          -----------------------------------------------------------
          Class D 0.50%    0.25%           [    ]%     [    ]%
          -----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees, and [    ]% in organizational
                 expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                   Year 1     Year 3
                         -----------------------------
                         Class D   $[    ]%   $[    ]%
                         -----------------------------



                                                                  Prospectus 11

               PIMCO NACM Flex-Cap Value Fund

--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                               Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Equity securities of U.S. companies that All capitalizations
and Strategies                                       are undervalued in the marketplace

                Fund Category                        Approximate Number of Holdings           Dividend Frequency
                Value Stocks                         50-75                                    At least annually

               The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

                 In analyzing specific companies for possible investment, the
               Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

                 The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

               .Market Risk            .Liquidity Risk        .Credit Risk
               .Issuer Risk            .Leveraging Risk       .Management Risk
               .Value Securities Risk  .Smaller Company Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

  Shareholder Fees (fees paid directly from your investment)            None

  Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                           Distribution                Total Annual
                  Advisory and/or Service  Other       Fund Operating
                  Fees     (12b-1) Fees(2) Expenses(3) Expenses
          -----------------------------------------------------------
          Class D 0.65%    0.25%           [    ]%     [    ]%
          -----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees, and [    ]% in organizational
                 expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1  Year 3
                            -----------------------
                            Class D $[    ] $[    ]
                            -----------------------



                                                                  Prospectus 13

               PIMCO NACM Growth Fund

--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                             Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Large capitalization equity securities Upper 90% of the
and Strategies                                                                              Russell 1000 Growth
                                                                                            Index

                Fund Category                        Approximate Number of Holdings         Dividend Frequency
                Growth Stocks                        30-40                                  At least annually

               The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000
               Growth Index as measured at the time of purchase ($[    ]
               billion and greater as of September 30, 2003). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

                 In analyzing specific companies for possible investment, the
               Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

                 The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

                   .Market Risk             .Liquidity Risk    .Leveraging Risk
                   .Issuer Risk             .Credit Risk       .Management Risk
                   .Growth Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

  Shareholder Fees (fees paid directly from your investment)            None

  Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                           Distribution                Total Annual
                  Advisory and/or Service  Other       Fund Operating
                  Fees     (12b-1) Fees(2) Expenses(3) Expenses
          -----------------------------------------------------------
          Class D 0.50%    0.25%           [    ]%     [    ]%
          -----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees, and ([    ]%) in organizational
                 expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1  Year 3
                            -----------------------
                            Class D [    ]% [    ]%
                            -----------------------



                                                                  Prospectus 15

               PIMCO NACM Value Fund

--------------------------------------------------------------------------------

Principal   Investment Objective                 Fund Focus                                     Approximate Capitalization Range
Investments Seeks long-term capital appreciation Equity securities of large U.S. companies that Russell 1000 Value Index
and                                              are undervalued in the marketplace
Strategies

            Fund Category                        Approximate Number of Holdings                 Dividend Frequency
            Value Stocks                         60-75                                          At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

                 In analyzing specific companies for possible investment, the
               Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

                 The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Liquidity Risk    .Credit Risk
                    .Issuer Risk            .Leveraging Risk   .Management Risk
                    .Value Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


16  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

  Shareholder Fees (fees paid directly from your investment)            None

  Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                           Distribution                Total Annual
                  Advisory and/or Service  Other       Fund Operating
                  Fees     (12b-1) Fees(2) Expenses(3) Expenses
          -----------------------------------------------------------
          Class D 0.50%    0.25%           [    ]%     [    ]%
          -----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees, and ([    ]%) in organizational
                 expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1  Year 3
                            -----------------------
                            Class D $[    ] $[    ]
                            -----------------------



                                                                  Prospectus 17

               PIMCO NFJ Basic Value Fund

------------------------------------------------------------------------------------------------------------------------
Principal       Investment Objective                  Fund Focus                        Approximate Capitalization Range
Investments and Seeks long-term growth of capital and Undervalued larger capitalization More than $2 billion
Strategies      income                                common stocks

                Fund Category                         Approximate Number of Holdings    Dividend Frequency
                Value Stocks                          40                                Quarterly

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments
               (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary
               investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be
               inconsistent with the Fund's investment objective and principal strategies.
--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk            .Credit Risk      .Derivatives Risk
          .Issuer Risk            .Management Risk  .Leveraging Risk
          .Value Securities Risk

               Please see "Summary of Principal Risks" in the Prospectus for a description of these and other risks of investing in the Fund.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart (including the information to its right) and the Average Annual Total
               Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year during the periods shown. Although Class D and Institutional Class shares would have similar annual returns
               (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. Performance information shown in the Average Annual Total Returns table for Class D shares shows estimated historical performance for Class D shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
 2001     2002                                     (for periods shown in the bar chart)
------   ------                                                 -----------------------
12.82%    [  ]%                                    Highest (10/1/01-12/31/01)    11.45%
                                                                -----------------------
        Calendar Year End (through 12/31)          Lowest (7/1/01-9/30/01)       -8.18%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                         Since Inception
                                                                                 1 Year  (5/8/00)/(4)/
--------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                         [    ]% [    ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                         [    ]% [    ]%
--------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%
--------------------------------------------------------------------------------------------------------
Class D                                                                          [    ]% [    ]%
--------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                                 [    ]% [    ]%
--------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                                        [    ]% [    ]%
--------------------------------------------------------------------------------------------------------

             (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D will vary.
             (2)The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
             (3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
             (4)The Fund began operations on 5/8/00. Index comparisons begin on
                4/30/00.



                                                                  Prospectus 19

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from
your investment)                                                              None

Redemption Fee (as a percentage of exchange price or amount redeemed)         1.00%*
* The Redemption Fee may apply to any shares that
  are redeemed or exchanged within 30 days of
  acquisition (including acquisitions through
  exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares
  redeemed or exchanged. Redemption Fees are paid
  to and retained by the Fund and are not sales
  charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."


Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/
                    Distribution                    Total Annual
           Advisory and/or Service    Other         Fund Operating
           Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------
Class D    0.45     0.25%             [    ]%       [    ]%
------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds--Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                             Year 1  Year 3  Year 5  Year 10
--------------------------------------------------------------------------------------------
Class D                                                      $[    ] $[    ] $[    ] $[    ]
--------------------------------------------------------------------------------------------


20  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks current income as a primary Income producing common stocks More than $2 billion
                      objective; long-term growth of    with potential for capital
                      capital is a secondary objective  appreciation                   Dividend Frequency
                                                                                       Quarterly
                      Fund Category                     Approximate Number of Holdings
                      Value Stocks                      40-50

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                . Market Risk     . Credit Risk             . Derivatives Risk
                . Issuer Risk     . Management Risk         . Leveraging Risk
                . Value
                  Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception date of the Fund's Class D shares (10/31/01), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional
               Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 21

Calendar Year Total Returns -- Class D More Recent Return Information
                                       ------------------------------------
                                       1/1/03-9/30/03               [    ]%

                                       Highest and Lowest Quarter Returns
                                       (for periods shown in the bar chart)
                                       ------------------------------------
                                       Highest (4/1/01-6/30/01)      12.07%
                                       ------------------------------------
                                       Lowest (7/1/01-9/30/01)       -8.11%
               [CHART]

             2001     2002
           ------   ------
           16.40%    [  ]%


  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                             Since Inception
                                                                     1 Year  (5/8/00)/(4)/
--------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%
--------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]% [    ]%
--------------------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                              [    ]% [    ]%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4) The Fund began operations on 5/8/00. Index comparisons begin on 4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.45        0.25%                [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $[    ]     $[    ]              $[    ]       $[    ]
----------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Small-Cap Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and
                      and income                        common stocks                      $1.5 billion

                      Fund Category                     Approximate Number of Holdings     Dividend Frequency
                      Value Stocks                      100                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Smaller Company Risk    . Credit Risk
             . Issuer Risk           . Liquidity Risk          . Management Risk
             . Value Securities Risk . Focused Investment Risk .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right and the Average Annual Total
               Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because Class D shares have not been outstanding for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class
               D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares. The Average Annual Total Returns table shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's
               Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class D shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 23

Calendar Year Total Returns  -- Institutional Class                            More Recent Return Information
                                                                                            -----------------------
                                    [CHART]                                    1/1/03-9/30/03               [    ]%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002  Highest and Lowest Quarter Returns
------  ------  ------  ------  ------  ------  ------  ------  ------  ------ (for periods shown in the bar chart)
13.84%  -3.69%  25.47%  27.72%  35.02%  -9.16%  -6.40%  21.65%  19.12%   [  ]%              -----------------------
                                                                               Highest (4/1/99-6/30/99)      16.39%
                                                                                            -----------------------
         Calendar Year End (through 12/31)                                     Lowest (7/1/98-69/3/98)      -18.61%


Average Annual Total Returns (for periods ended 12/31/02)

                                                                                                          Fund Inception
                                                                                 1 Year  5 Years 10 Years (10/1/91)/(4)/
------------------------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
Class D                                                                          [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                                                          [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average/(3)/                                        [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
   Institutional Class shares only. After-tax returns for Class D will vary.
(2)The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3)The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4)The Fund began operations on 10/01/91. Index comparisons begin on 9/30/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including
  acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the
  Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1)/
                                             Distribution                           Total Annual
                            Advisory         and/or Service           Other         Fund Operating
                            Fees             (12b-1) Fees/(2)/        Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------------------
Class D                     0.60%            0.25%                    [    ]%       [    ]%
--------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds -- Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1           Year 3                   Year 5        Year 10
--------------------------------------------------------------------------------------------------
Class D                     $[    ]          $[    ]                  $[    ]       $[    ]
--------------------------------------------------------------------------------------------------


24  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Medium and large capitalization Greater than $5 billion
                      and current income                common stocks
                                                                                        Dividend Frequency
                      Fund Category                     Approximate Number of Holdings  Quarterly
                      Blend Stocks                      40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations greater than $5 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk            . Foreign Investment Risk  . High Yield Risk
  . Issuer Risk            . Currency Risk            . Credit Risk
  . Growth Securities Risk . Focused Investment Risk . Management Risk . Value Securities Risk . Technology Related Risk . Derivatives Risk
  . Smaller Company Risk   . Fixed Income Risk        . Leveraging Risk
  . Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (7/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior
               Institutional Class performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The performance information for


                                                                  Prospectus 25
               periods prior to August 1, 2000 reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2002; the performance results shown would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                           More Recent Return Information
                                                                 ------------------------
                                                                 1/1/03-9/30/03               -22.21%

                                                                 Highest and Lowest Quarter Returns
                                                                 (for periods shown in the bar chart)
                                                                 ------------------------------------
                                                                 Highest (10/1/99-12/31/99)    39.99%
                                                                 ------------------------------------
                                                                 Lowest (7/1/01-9/30/01)      -22.02%

                                     [CHART]

1995     1996    1997    1998    1999    2000    2001      2002
-----   ------  ------  ------  ------  ------  -------   ------
31.20%  16.85%  15.76%  29.38%  51.22%  19.34%  -25.05%   [  ]%





     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                              Fund Inception
                                              1 Year  5 Years (12/28/94)/(4)/
-----------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                  [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/  [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                     [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
S&P 500 Index/(2)/                            [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/      [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
   Index. It does not take into account sales charges.
(4)The Fund began operations on 12/28/94. Index comparisons begin on
   12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /
                                                     Distribution                     Total Annual
                                           Advisory  and/or Service     Other         Fund Operating
                                           Fees      (12b-1) Fees/(2)/  Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                    0.60      0.25%              [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of
   0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples.  The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                           Year 1    Year 3             Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                    $[    ]   $[    ]            $[    ]       $[    ]
----------------------------------------------------------------------------------------------------

               PIMCO PEA Growth & Income Fund (continued)


26  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common   At least $5 billion
                      income is an incidental            stocks
                      consideration                                                     Dividend Frequency
                                                         Approximate Number of Holdings At least annually
                      Fund Category                      35-50
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 . Market Risk             . Currency Risk            . Management Risk
 . Issuer Risk             . Technology Related Risk  . Leveraging Risk
 . Growth Securities Risk . Focused Investment Risk . Derivatives Risk . Foreign Investment Risk . Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (1/31/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 27

Calendar Year Total Returns -- Class D                                         More Recent Return Information
                                                                               ------------------------------------
                                                                               1/1/03-9/30/03               [    ]%

                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
                                                                               ------------------------------------
                                                                               Highest (10/1/99-12/31/99)    36.45%
                                                                               ------------------------------------
                                                                               Lowest (1/1/01-3/31/01)      -23.52%
                                     [CHART]


 1993   1994    1995    1996   1997    1998    1999    2000      2001    2002
------  -----  ------  ------ ------  ------  ------  -------  -------  ------
10.14%  0.00%  28.41%  18.40% 22.74%  39.92%  40.86%  -14.25%  -29.08%   [  ]%








     Calendar Year End (through 12/31)


Average Annual Total Returns (for periods ended 12/31/02)
                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (2/24/84)/(4)/
------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]%  [    ]% [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]%  [    ]% [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%  [    ]% [    ]%
------------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]% [    ]%  [    ]% [    ]%
------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                           [    ]% [    ]%  [    ]% [    ]%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)             None

Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to
  Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                   Distribution                      Total Annual
                                       Advisory    and/or Service      Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/   Expenses/(3)/ Expenses
---------------------------------------------------------------------------------------------------
Class D                                0.50%       0.25%               [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that
    is not reflected under Distribution and/or Service (12b-1) Fees and [    ]% in
    trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3              Year 5        Year 10
---------------------------------------------------------------------------------------------------
Class D                                $[    ]     $[    ]             $[    ]       $[    ]
---------------------------------------------------------------------------------------------------



28  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Opportunity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Smaller capitalization common  Less than $2 billion
                      consideration is given to income stocks
                                                                                      Dividend Frequency
                      Fund Category                    Approximate Number of Holdings At least annually
                      Growth Stocks                    80-120

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment. The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight. The portfolio manager seeks to diversify the portfolio among different industries.

               The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies and securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 . Market Risk             . Liquidity Risk           . Credit Risk
 . Issuer Risk             . Foreign Investment Risk  . Management Risk
 . Growth Securities Risk  . Currency Risk            . Leveraging Risk
 . Smaller Company Risk    . Technology Related Risk  . Derivatives Risk
 . IPO Risk                . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because Class D shares were not outstanding during the periods shown. Although
               Class D and Class C shares would have similar annual returns
               (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Class C shares. The prior
               Class C performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on this page under its current investment management arrangements. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 29

Calendar Year Total Returns -- Class C                                        More Recent Return Information
                                                                                             ---------------------
                                                                              1/1/03-9/30/03               [    ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                                             ---------------------
                                                                              Highest (10/01/99-12/31/99)   45.70%
                                                                                             ---------------------
                                                                              Lowest (7/1/01-9/30/01)      -31.08%

                                     [CHART]

 1993    1994    1995   1996   1997   1998    1999    2000     2001     2002
------  ------  -----  -----  ------  -----  ------  -------  -------  ------
36.16%  -4.74%  41.53  11.54  -4.75%  1.29%  63.99%  -14.35%  -17.94%  [  ]%








     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (2/24/84)/(4)/
---------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                    [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/    [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                   [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Class D                                         [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Russell 2000 Growth Index/(2)/                  [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/      [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only.
    After-tax returns for Class D will vary.
(2) The Russell 2000 Growth Index is a capitalization weighted broad based index of
    2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None
Redemption Fee (as a percentage of exchange price or amount redeemed)      1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.65%    0.25%             [    ]%       [    ]%
-------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
    Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the
    extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $[    ]  $[    ]           $[    ]       $[    ]
-------------------------------------------------------------------------------------------------------


30  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Renaissance Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                      Fund Category                     Approximate Number of Holdings    At least annually
                      Value Stocks                      50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      . Market Risk            . Foreign Investment Risk  . Credit Risk
      . Issuer Risk            . Currency Risk            . Management Risk
      . Value Securities Risk  . Derivatives Risk         . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges
               (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 31

Calendar Year Total Returns -- Class D                                       More Recent Return Information
                                                                                         ------------------------
                                    [CHART]                                  1/1/03-9/30/03               [    ]%

 1993    1994    1995    1996    1997    1998   1999    2000    2001    2002 Highest and Lowest Quarter Returns
------  ------  ------  ------  ------  ------  -----  ------  ------  ----- (for periods shown in the bar chart)
22.13%  -4.34%  28.55%  25.32%  35.89%  11.66%  9.90%  37.81%  19.41%  [  ]%             ------------------------
                                                                             Highest (10/1/01-12/31/01)
                                                                                                           21.18%
     Calendar Year End (through 12/31)                                                   ------------------------
                                                                             Lowest (7/1/98-9/30/98)      -16.60%

Average Annual Total Returns (for periods
ended 12/31/02)
                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (4/18/88)/(4)/
------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                     [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                            [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                     Distribution                     Total Annual
                                           Advisory  and/or Service     Other         Fund Operating
                                           Fees      (12b-1) Fees/(2)/  Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                    0.60%     0.25%              [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
    "Management of the Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National
    Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3 )Other Expenses reflects the portion of the Administrative Fee paid by the class that is not
    reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees' expenses
    incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1    Year 3             Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                    $[    ]   $[    ]            $[    ]       $[    ]
----------------------------------------------------------------------------------------------------


32  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Target Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective             Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks capital appreciation; no   Medium capitalization common stocks Between $1 billion and $10 billion consideration is given to income
                                                       Approximate Number of Holdings      Dividend Frequency
                      Fund Category                    Up to 100                           At least annually
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

               The portfolio managers select stocks for the Fund using a "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           . Market Risk            . Foreign Investment Risk . Credit Risk
           . Issuer Risk            . Currency Risk           .Management Risk
           . Growth Securities Risk . Technology Related Risk .Leveraging Risk
           . Smaller Company Risk   . Focused Investment Risk .Derivatives Risk
           . Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (6/12/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                                                  Prospectus 33

Calendar Year Total Returns -- Class D                                         More Recent Return Information
                                                                                            -----------------------
                                    [CHART]                                    1/1/03-9/30/03               [    ]%

 1993   1994    1995    1996    1997    1998    1999   2000     2001     2002  Highest and Lowest Quarter Returns
------  -----  ------  ------  ------  ------  ------  -----  --------  ------ (for periods shown in the bar chart)
25.51%  3.86%  31.24%  16.62%  16.37%  24.15%  66.25%  9.64%  (28.64)%   [  ]%              -----------------------
                                                                               Highest (10/1/99-12/31/99)    53.05%
                                                                                            -----------------------
                                                                               Lowest (7/1/01-9/30/01)      -27.05%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (12/17/92)/(4)/
-------------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                                    [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds Average/(3)/                           [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are no relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Mid-Cap Growth Index. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without
   concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 12/17/92. Index comparisons begin on
   12/31/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)          None
Redemption Fee (as a percentage of exchange price or amount
redeemed)                                                           1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class D                                  0.55%    0.25%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of
   0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not
   reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees' expenses
   incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------------------------------------
Class D                                  $[    ]  $[    ]           $[    ]       $[    ]
------------------------------------------------------------------------------------------------


34  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Value Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization More than $5 billion
                      and income                        stocks with improving business
                                                        fundamentals                      Dividend Frequency
                      Fund Category                                                       At least annually
                      Value Stocks                      Approximate Number of Holdings
                                                        35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          . Market Risk             . Currency Risk           . Management Risk
          . Issuer Risk             . Focused Investment Risk . Leveraging Risk
          . Value Securities Risk   . Credit Risk             .Derivatives Risk
          .Foreign Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 35

Calendar Year Total Returns -- Class D                                        More Recent Return Information
                                                                                           -----------------------
                                                                              1/1/03-9/30/03               [    ]%

                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
                                                                                           -----------------------
                                                                              Highest (4/1/99-6/30/99)      17.76%
                                                                                           -----------------------
                                                                              Lowest (7/1/98-9/30/98)      -13.27%
                                    [CHART]


 1993    1994     1995    1996    1997    1998  1999    2000    2001    2002
------  -------  ------  ------  ------  -----  -----  ------  ------  ------
 15.95%  (4.45)%  38.37%  19.87%  25.71%  9.86%  3.88%  30.66%  15.23% [  ]%



     Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                               Fund Inception
                                                                     1 Year   5 Years 10 Years (12/30/91)/(4)/
--------------------------------------------------------------------------------------------------------------
Class D --  Before Taxes/(1)/                                        [    ]%  [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]%  [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]%  [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index/(2)/                                         [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                             [    ]% [    ]% [    ]%  [    ]%
--------------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3)The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your
investment)                                                                None
Redemption Fee (as a percentage of exchange price or amount redeemed)      1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00%
  of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.45%    0.25%             [    ]%       [    ]%
-------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
   Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
   Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $[    ]  $[    ]           $[    ]       $[    ]
-------------------------------------------------------------------------------------------------------


36  PIMCO Funds: Multi-Manager Series

               PIMCO PPA Tax-Efficient Equity Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective           Fund Focus                       Approximate Capitalization Range
and Strategies        Seeks maximum after-tax growth A portion of the common stocks   More than $5 billion
                      of capital                     represented in the S&P 500 Index
                                                                                      Dividend Frequency
                      Fund Category                  Approximate Number of Holdings   At least annually
                      Enhanced Index                 More than 200

               The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by normally investing in a broadly diversified portfolio of at least 200 common stocks. At least 80% of the Fund's assets will generally be invested in equity securities. The Fund also attempts to achieve higher after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

               The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may use derivative instruments, primarily for risk management and hedging purposes.

               Quantitative Techniques. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and technological factors. The Fund overweights securities the portfolio managers believe are attractive and underweights securities believed to be less attractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

               Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

           . Market Risk            . Leveraging Risk         . Management Risk
           .Issuer Risk             .Focused Investment Risk  .Leveraging Risk
           .Value Securities Risk   .Credit Risk              .Derivatives Risk
           .Growth Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 37

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            -----------------------
                                    [CHART] 1/1/03-9/30/03               [    ]%

 1999      2000     2001     2002           Highest and Lowest Quarter Returns
------   -------  -------   ------          (for periods shown in the bar chart)
17.19%   -9.65%   -12.74%    [  ]%          -----------------------
                                            Highest (10/1/99-12/31/99)    14.90%
                                            -----------------------
                                            Lowest (7/1/01-9/30/01)      -15.31%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                             Fund Inception
                                                                     1 Year  (7/10/98)/(4)/
-------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]%
-------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]%
-------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%
-------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]% [    ]%
-------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                             [    ]% [    ]%
-------------------------------------------------------------------------------------------
(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
     After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)  The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)  The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than
     300% of the dollar-weighted median market capitalization of the S&P
     Mid-Cap 400 Index. It does not take into account sales charges.
(4)  The Fund began operations on 7/10/98. Index comparisons begin on
     6/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your
investment)                                                                                     None
Redemption Fee (as a percentage of exchange price or amount redeemed)                           1.00%*

* The Redemption Fee may apply to any
  shares that are redeemed or
  exchanged within 30 days of
  acquisition (including acquisitions
  through exchanges). The Redemption
  Fee will be equal to 1.00% of the
  net asset value of the shares
  redeemed or exchanged. Redemption
  Fees are paid to and retained by
  the Fund and are not sales charges
  (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)/(1)/

                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.45%    0.25%             [    ]%       [    ]%
-------------------------------------------------------------------------------------------------------
(1)  Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)  The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of
     1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
     authorized under the plan is paid under the plan. Please see "Management of the
     Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities
     Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees,"
     Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
     NASD.
(3)  Other Expenses reflects the portion of the Administrative Fee paid by the class that is not
     reflected under Distribution and/or Service (12b-1) Fees and [    ]% in trustees' expenses
     incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in
Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $[    ]  $[    ]           $[    ]       $[    ]
-------------------------------------------------------------------------------------------------------


38  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Large-Cap Growth Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Large capitalization equity    At least $3 billion
                      appreciation            securities
                                                                             Dividend Frequency
                      Fund Category           Approximate Number of Holdings At least annually
                      U.S. Stocks             45-85

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk            . Sector Specific Risk                 . Credit Risk
.. Issuer Risk            . Foreign (non-U.S.) Investment Risk   . Management Risk
.. Growth Securities Risk . Currency Risk                        . Leveraging Risk
.. Liquidity Risk         . Emerging Markets Risk                . Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (3/2/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



                                                                  Prospectus 39

Calendar Year Total Returns  -- Institutional Class More Recent Return Information
                                                    -----------------------
                                    [CHART]         1/1/03-9/3/03                [    ]%

 1997    1998    1999    2000      2001      2002   Highest and Lowest Quarter Returns
------  ------  ------  -------  --------   ------  (for periods shown in the bar chart)
31.66%  43.97%  44.40%  (8.71)%  (22.24)%   [  ]%                -----------------------
                                                    Highest (10/1/98-12/31/98)    29.22%
                                                                 -----------------------
                                                    Lowest (1/1/01-3/31/01)      -19.14%
         Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                     Fund inception
                                                                     1 Year  5 Years (12/31/96)/(4)/
----------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                           [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3)The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4)The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your
investment)                                                               None
Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including
  acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the
  Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)/(1) /

                               Distribution                              Total Annual
                 Advisory      and/or Service         Other              Fund Operating
                 Fees          (12b-1) Fees/(2)/      Expenses/(3)/      Expenses
---------------------------------------------------------------------------------------
Class D          0.45%         0.25%                  0.50%              1.20%
---------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be
   charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class
   D shares that has been adopted in conformity with the
   requirements set forth in Rule 12b-1 under the Investment
   Company Act of 1940. Up to 0.25% per year of the total
   Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25%
   authorized under the plan is paid under the plan. Please see
   "Management of the Funds -- Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as
   "service fees" for purposes of applicable rules of the
   National Association of Securities Dealers, Inc. (the "NASD").
   To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
   equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                  Year 1  Year 3  Year 5  Year 10
-------------------------------------------------------------------------------------------------
Class D                                                           $[    ] $[    ] $[    ] $[    ]
-------------------------------------------------------------------------------------------------


40  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Mid-Cap Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Small to medium capitalization Russell Mid-Cap Growth Index equity securities
                      Fund Category                                                       Dividend Frequency
                      U.S. Stocks                          Approximate Number of Holdings At least annually
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity and equity-related securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

.. Market Risk              . Sector Specific Risk                 . Credit Risk
.. Issuer Risk              . Foreign (non-U.S.) Investment Risk   . Management Risk
.. Growth Securities Risk   . Emerging Markets Risk                . Leveraging Risk
.. Smaller Company Risk     . Currency Risk                        . Derivatives Risk
.. Liquidity Risk           . Turnover Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (12/29/00), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares, which are offered in a different prospectus. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 41

Calendar Year Total Returns -- Class D                                         More Recent Return Information
                                                                               -------------------------
                                                                               1/1/03-9/30/03               [    ]%

                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
                                                                               ------------------------------------
                                                                               Highest (10/1/99-12/31/99)    42.17%
                                                                               ------------------------------------
                                                                               Lowest (1/1/01-3/31/01)      -25.23%
                      [CHART]


 1993   1994    1995    1996    1997    1998    1999   2000     2001     2002
------  -----  ------  ------  ------  ------  ------  -----  --------  ------
10.44%  0.50%  34.21%  18.78%  17.21%  14.78%  59.79%  0.99%  (25.23)%   [  ]%





  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                             Fund inception
                                                                    1 Year  5 Years 10 Years (11/6/79)/(4)/
-----------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1) /                                       [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1) /                       [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------------

 Class D --After Taxes on Distributions and Sale of Fund Shares/(1)
 /                                                                  [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                                   [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                            [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell
   1000(R) Growth Index. It is not possible to invest directly in the index.
(3)The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                                          None
Redemption Fee (as a percentage of exchange                                                         1.00%*
price or amount redeemed)
* The Redemption Fee may apply to any shares that are
  redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset
  value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not
  sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)/(1) /

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class D                                  0.47%    0.25%             0.50%         1.22%
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of
   0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                             Year 1  Year 3  Year 5  Year 10
--------------------------------------------------------------------------------------------
Class D                                                      $[    ] $[    ] $[    ] $[    ]
--------------------------------------------------------------------------------------------
(1) The Examples are based on the Net Fund Operating Expenses shown above.


42  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Tax-Managed Growth Fund
--------------------------------------------------------------------------------

Principal       Investment Objective              Fund Focus                          Approximate Capitalization Range
Investments     Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations and Strategies
                Fund Category                     Approximate Number of Holdings      Dividend Frequency
                Enhanced Stocks                   25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. Although the Fund may invest in companies of all capitalizations, the Fund will focus its investments on larger capitalization companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk            . Liquidity Risk                     . Currency Risk
.. Issuer Risk            . Derivatives Risk                   . Sector Specific Risk
.. Growth Securities Risk . Foreign (non-U.S.) Investment Risk . Leveraging Risk
.. Smaller Company Risk   . Emerging Markets Risk              . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (2/12/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 43

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            -------------------------
                                    [CHART] 1/1/03-9/30/03               [    ]%

      1999    2000      2001      2002      Highest and Lowest Quarter Returns
    ------  -------  --------   ------      (for periods shown in the bar chart)
    52.00%  (8.09)%  (21.62)%    [  ]%      -------------------------
                                            Highest (10/1/99-12/31/99)    31.86%
                                            Lowest (1/1/01-3/31/01)      -18.20%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                             Fund Inception
                                                                     1 Year  (12/30/98)/(4)/
--------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]%
--------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%
--------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                   [    ]% [    ]%
--------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                           [    ]% [    ]%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                    None

Redemption Fee (as a percentage of exchange price or amount redeemed)         1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
                                                   Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class D                                            0.60%    0.25%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
    Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for details.
    The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected
    under Distribution and/or Service (12b-1) Fees (0.50%) and [    ]% in miscellaneous expenses incurred
    during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                   Year 1   Year 3            Year 5        Year 10
----------------------------------------------------------------------------------------------------------
Class D                                            $[    ]  $[    ]           $[    ]       $[    ]
----------------------------------------------------------------------------------------------------------


44  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The CCM Capital Appreciation, CCM Mid-Cap,
               NACM Core Equity, NACM Flex-Cap Value, NACM Value, NFJ Basic
               Value, NFJ Equity Income, NFJ Small-Cap Value, PEA Growth &
               Income, PEA Renaissance, PPA Tax-Efficient Equity and PEA Value
               Funds may place particular emphasis on value securities.
               Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The CCM Capital
               Appreciation, NACM Core Equity, NACM Growth, PEA Growth, PEA
               Growth & Income, CCM Mid-Cap, PEA Opportunity, RCM Large-Cap
               Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Target and PPA
               Tax-Efficient Equity Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Flex-Cap Value, PEA
               Opportunity, RCM Tax-Managed Growth and NFJ Small-Cap Value
               Funds generally have substantial exposure to this risk. The PEA
               Growth & Income, CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk       The Funds may purchase securities in initial public offerings
               (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than


                                                                  Prospectus 45
               during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the CCM Capital Appreciation, CCM Mid-Cap and
Risk           RCM Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques -- Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Healthcare Related Risk. Funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry and may be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds, may be subject to risks particularly affecting technology or technology related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in such companies.

Foreign        A Fund that invests in foreign securities may experience more
(non-U.S.)     rapid and extreme changes in value than Funds that invest
Investment     exclusively in securities of U.S. issuers or securities that
Risk           trade exclusively in U.S. markets.


46  PIMCO Funds: Multi-Manager Series

               However, if foreign securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

               EMU Countries Risk. Certain Funds will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Large-Cap Growth Fund may invest a significant portion of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area
               (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds that are "non-diversified" because they invest in a
               relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds, and in particular the PPA
               Tax-Efficient Equity Fund, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PEA Growth & Income
               Fund is particularly sensitive to this risk because it may invest a significant portion of its assets in interest rate sensitive securities such as corporate bonds.


                                                                  Prospectus 47

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The PEA Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them
               (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Growth and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Growth and NACM Value Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The NACM Funds are recently organized and do not have a full calendar year performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR")(1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               --------
               (1)AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


48  PIMCO Funds: Multi-Manager Series

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.

Prior Performance of Similar Accounts Relating to the NACM Growth Fund

                   Nicholas-Applegate    Nicholas-Applegate           Russell
                   U.S. Large Cap Select U.S. Large Cap Select Growth 1000 Growth
Year               Growth Fund           Composite                    Index(1)
------------------------------------------------------------------------------
1997               46.07%                34.29%                       30.49%
------------------------------------------------------------------------------
1998               60.80%                62.72%                       38.71%
------------------------------------------------------------------------------
1999               96.11%                102.77%                      33.16%
------------------------------------------------------------------------------
2000               (23.98)%              (24.71)%                     (22.42)%
------------------------------------------------------------------------------
2001               (41.21)%              (40.87)%                     (20.42)%
------------------------------------------------------------------------------
2002               [    ]%               [    ]%                      [    ]%
------------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%               [    ]%                      [    ]%
------------------------------------------------------------------------------
10/1/97-9/30/03    [    ]%               [    ]%                      [    ]%
------------------------------------------------------------------------------
Since Inception(2) [    ]%               [    ]%                      [    ]%
------------------------------------------------------------------------------

             (1) The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
             (2) December 27, 1996.

     Prior Performance of Similar Accounts Relating to the NACM Value Fund

                                             Nicholas-Applegate Russell
                        Nicholas-Applegate   Large Cap Value    1000 Value
     Year               Large Cap Value Fund Composite          Index(1)
     ---------------------------------------------------------------------
     1997               40.55%               41.96%             35.18%
     ---------------------------------------------------------------------
     1998               20.13%               21.36%             15.63%
     ---------------------------------------------------------------------
     1999               8.88%                10.13%             7.35%
     ---------------------------------------------------------------------
     2000               7.82%                9.40%              7.01%
     ---------------------------------------------------------------------
     2001               (1.02)%              0.11%              (5.60)%
     ---------------------------------------------------------------------
     2002               [    ]%              [    ]%            [    ]%
     ---------------------------------------------------------------------
     10/1/02-9/30/03    [    ]%              [    ]%            [    ]%
     ---------------------------------------------------------------------
     10/1/97-9/30/03    [    ]%              [    ]%            [    ]%
     ---------------------------------------------------------------------
     Since Inception(2) [    ]%              [    ]%            [    ]%
     ---------------------------------------------------------------------

            (1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
            (2)  April 30, 1996.


                                                                  Prospectus 49

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[    ] billion in assets under
               management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage the Funds' investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

   Fund                                                         Advisory Fees
   --------------------------------------------------------------------------
   NFJ Basic Value, CCM Capital Appreciation, NFJ Equity
    Income, CCM Mid-Cap, RCM Large-Cap Growth, PPA
    Tax-Efficient Equity and PEA Value Funds                        0.45%
   RCM Mid-Cap Fund                                                 0.47%
   NACM Core Equity*, NACM Growth*, NACM Value* and PEA Growth
    Funds                                                           0.50%
   PEA Target Fund                                                  0.55%
   PEA Renaissance, PEA Growth & Income, RCM Tax-Managed
    Growth and NFJ Small-Cap Value Funds                            0.60%
   NACM Flex-Cap Value* and PEA Opportunity Funds                   0.65%

              * The NACM Funds commenced operations on July 19, 2002, and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for the NACM and RCM Funds are the Funds' current advisory fee rates.

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class D shareholders
Fees of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               PIMCO Advisors Fund Management or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).


50  PIMCO Funds: Multi-Manager Series

               Class D shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

Fund                                                                             Administrative Fees*
-----------------------------------------------------------------------------------------------------
CCM Capital Appreciation, PEA Growth, CCM Mid-Cap, PEA Opportunity, PEA
 Renaissance, NFJ Small-Cap Value, PEA Target, PPA Tax-Efficient Equity and PEA
 Value Funds                                                                            0.65%
NACM Core Equity, NACM Flex-Cap Value, NACM Growth, NACM Value, NFJ Basic
 Value, NFJ Equity Income, PEA Growth & Income, RCM Large-Cap Growth, RCM
 Mid-Cap and RCM Tax-Managed Growth Funds                                               0.75%

              * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee rate set forth above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (the remainder of the Administrative Fee). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1) Fees" would be 0.00% and the fees paid under the column reading "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

12b-1 Plan     The Funds' administration agreement includes a plan for Class D
for Class D    shares that has been adopted in conformity with the requirements
Shares         set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.
               The "Annual Fund Operating Expenses" tables on the prior pages show the Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other
               Expenses." If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1)
               Fees" would be 0.00% and the fees paid under the column reading
               "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee would remain the same.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                             Funds
---------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC ("PIMCO        PEA Growth, PEA Growth & Income, PEA Opportunity, PEA
Equity Advisors")                        Renaissance, PEA Target and PEA Value
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
---------------------------------------------------------------------------------------------------
Cadence Capital Management LLC           CCM Capital Appreciation and CCM Mid-Cap
("Cadence")
265 Franklin Street, 11th Floor
Boston, MA 02110
---------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC        RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed
("Dresdner RCM")                         Growth (the "RCM Funds")
4 Embarcadero Center
San Francisco, CA 94111
---------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital Management    NACM Core Equity, NACM Flex-Cap Value, NACM Growth and
LLC ("NACM")                             NACM Value Funds (the "NACM Funds")
600 West Broadway
San Diego, CA 92101
---------------------------------------------------------------------------------------------------
NFJ Investment Group L.P. ("NFJ")        NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value
2121 San Jacinto, Suite 1840
Dallas, TX 75201
---------------------------------------------------------------------------------------------------
Parametric Portfolio Associates          PPA Tax-Efficient Equity
("Parametric")
1151 Fairview Avenue N.
Seattle, WA 98109

* Each of the Subadvisers except Parametric is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams who or which have or share primary responsibility for managing the Funds' investments.


                                                                  Prospectus 51

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30,
               2003, of approximately $[    ] billion. See "Investment Adviser
               and Administrator" above for additional information about ADAM of America.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the PEA Growth, PEA Opportunity and PEA Target Funds prior to March 6, 1999, for the PEA Renaissance Fund prior to May 7, 1999, for the PEA Growth & Income Fund prior to July 1, 1999 and for the PEA Value Fund prior to May 8, 2000.

Fund        Portfolio Managers Since Recent Professional Experience
----------------------------------------------------------------------------------
PEA Growth  Kenneth W. Corba   1999  Managing Director and Chief Investment
                                     Officer of PIMCO Equity Advisors and a
                                     Member of the Management Board of ADAM of
                                     America. Prior to joining ADAM of America,
                                     he was with Eagle Asset Management from 1995
                                     to 1998, serving in various capacities
                                     including as Chief Investment Officer and
                                     Portfolio Manager. He was with Stein Roe and
                                     Farnham Inc. from 1984 to 1995, serving in
                                     various capacities including as Director of
                                     the Capital Management Group, Senior Vice
                                     President and Portfolio Manager.

PEA Growth  Mr. Corba          1999  See above.
& Income

PEA         Michael Corelli    2003  Co-Portfolio Manager and Research Analyst
Opportunity                          for PIMCO Equity Advisors. Prior to joining
                                     PIMCO Equity Advisors in 1999, he was an
                                     analyst at Bankers Trust in the small and
                                     mid cap growth group. He received his B.A.
                                     from Bucknell University.

            Jamie Michaelson   2003  Co-Portfolio Manager and Research Analyst
                                     for PIMCO Equity Advisors. Prior to joining
                                     PIMCO Equity Advisors in 2000, he was an
                                     analyst at Deutsche Bank Securities and
                                     Raymond James covering the financial
                                     services, restaurants and gaming sectors. He
                                     received his B.A. from Bucknell University.

PEA         John K. Schneider  1999  Managing Director of PIMCO Equity Advisors.
Renaissance                          Prior to joining ADAM of America, he was a
                                     partner and Portfolio Manager of Schneider
                                     Capital Management from 1996 to 1999, where
                                     he managed equity accounts for various
                                     institutional clients. Prior to that he was
                                     a member of the Equity Policy Committee and
                                     Director of Research at Newbold's Asset
                                     Management from 1991 to 1996.

PEA Target  Jeff Parker        1999  Portfolio Manager and Research Analyst for
                                     PIMCO Equity Advisors. Prior to joining
                                     PIMCO Equity Advisors, he managed equity
                                     accounts as an Assistant Portfolio Manager
                                     at Eagle Asset Management from 1996 to 1998.
                                     He was a Senior Consultant with Andersen
                                     Consulting, specializing in healthcare and
                                     technology, from 1991 to 1994.

PEA Value   Mr. Schneider      2000  See above.


               During December, 2001, the sub-advisory functions performed by PIMCO Equity Advisors, a division of ADAM of America, and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were subject to the approval of the Trust's Board of Trustees.

Cadence Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined
               assets as of September 30, 2003, of approximately $[    ]
               billion.


52  PIMCO Funds: Multi-Manager Series

               The following individuals at Cadence share primary responsibility for each of the noted Funds.

Fund         Portfolio Managers     Since        Recent Professional Experience
--------------------------------------------------------------------------------------------------------
CCM Capital  David B. Breed         1991         Managing Director, Chief Executive Officer, Chief
Appreciation                        (Inception)  Investment Officer and founding partner of Cadence.
                                                 Member of the Management Board of ADAM of America. He
                                                 is a research generalist and has led the team of
                                                 portfolio managers and analysts since 1988. Mr. Breed
                                                 has managed separate equity accounts for many
                                                 institutional clients and has led the team that
                                                 manages the PIMCO Funds sub-advised by Cadence since
                                                 those Funds' inception dates.

             William B. Bannick     1992         Managing Director and Executive Vice President at
                                                 Cadence. Mr. Bannick is a research generalist and
                                                 Senior Portfolio Manager for the Cadence team. He has
                                                 managed separately managed equity accounts for various
                                                 Cadence institutional clients and has been a member of
                                                 the team that manages the PIMCO Funds sub-advised by
                                                 Cadence since joining Cadence in 1992.

             Katherine A. Burdon    1993         Managing Director and Senior Portfolio Manager at
                                                 Cadence. Ms. Burdon is a research generalist and has
                                                 managed separately managed equity accounts for various
                                                 Cadence institutional clients and has been a member of
                                                 the team that manages the PIMCO Funds sub-advised by
                                                 Cadence since joining Cadence in 1993.

CCM          Messrs. Breed and      Same as      See above.
Mid-Cap      Bannick and Ms. Burdon CCM Capital
                                    Appreciation
                                    Fund

Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM provides advisory
               services to mutual funds and institutional accounts. Dresdner
               RCM was originally formed as Rosenburg Capital Management in
               1970, and it and its successors have been consistently in
               business since then. As of September 30, 2003, Dresdner RCM had
               approximately $[    ] billion in assets under management.

               Each of the Funds is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund.

NACM Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of September 30, 2003, Nicholas-Applegate had approximately
               $[    ] billion in assets under management.


                                                                  Prospectus 53

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.


Fund       Portfolio Managers   Since            Recent Professional Experience
-------------------------------------------------------------------------------

NACM Core  Stacey Nutt, Ph.D.   2002             Portfolio Manager for the
Equity                          (inception)      Nicholas-Applegate U.S.
                                                 Systematic since 1999. She
                                                 has 6 years' prior experience
                                                 with Vestek Systems, Inc.;
                                                 Virginia Tech; and Georgia
                                                 Institute of Technology.

           David Pavan, CFA     2002             Portfolio Manager for the
                                (inception)      Nicholas-Applegate Systematic
                                                 since 1996. He has 6 years'
                                                 prior experience with Putnam
                                                 Investments and Genus Capital
                                                 Management, Inc.

           Stephen Sexauer      2003             Lead Portfolio Manager for
                                                 Nicholas-Applegate U.S. Value
                                                 strategies since 2003. He has
                                                 27 years' prior experience
                                                 with Morgan Stanley
                                                 Investment Management,
                                                 Merrill Lynch Economics and
                                                 Wharton Econometrics.

           Doug Stone           2002             Director of
                                (inception)      Nicholas-Applegate's Research
                                                 and Risk Management since
                                                 1994. He has 20 years' prior
                                                 experience; 10 years'
                                                 investment experience with
                                                 the Frank Russell Company;
                                                 University of Washington; and
                                                 U.S. Department of Interior.
                                                 Member of Editorial Board,
                                                 Journal of Investing.

           Todd Wolter, CFA     2002             Portfolio Manager for
                                (inception)      Nicholas-Applegate U.S.
                                                 Systematic since 2000. He has
                                                 5 years' prior experience
                                                 with Credit Suisse Asset
                                                 Management; University of
                                                 California, Irvine; Olde
                                                 Financial Corporation; and
                                                 Prudential Securities.

           James Li, Ph.D., CFA 2002             Investment Analyst for
                                (inception)      Nicholas-Applegate U.S.
                                                 Systematic since 2000. He has
                                                 5 years' prior investment
                                                 experience with Accessor
                                                 Capital Management and Frank
                                                 Russell Company.

           Aerus Tran           2002             Investment Analyst with
                                (inception)      Nicholas-Applegate since
                                                 1999. He has 4 years' prior
                                                 experience with the San Diego
                                                 Association of Governments;
                                                 Perwich, Goff & Karavatos;
                                                 Best Mortgage, LLC; Western
                                                 Riverside Association of
                                                 Governments; San Bernardino
                                                 Association of Governments.

           Zhuanxin Ding, Ph.D. 2003             Investment Analyst for
                                                 Nicholas-Applegate U.S.
                                                 Systematic strategies since
                                                 2003. He has 11 years' prior
                                                 experience with Frank Russell
                                                 Company's Capital Market
                                                 Research Group, Mathsoft
                                                 Inc., Coast Tactical Asset
                                                 Management and BARRA Inc.

           Chenyang Frank Feng, 2002             Investment Analyst for
           Ph.D.                (inception)      Nicholas-Applegate U.S.
                                                 Systematic strategies since
                                                 2001. He has 6 years' prior
                                                 experience with Vestek
                                                 Systems, Providian Financial
                                                 and the Federal Reserve Bank
                                                 of Atlanta.

           Jane Edmondson       2002             Investment Analyst with
                                (inception)      Nicholas-Applegate since
                                                 1996. She has 5 years' prior
                                                 experience with Merrill,
                                                 Lynch, Pierce, Fenner & Smith.

           Mark Roemer          2002             Product Specialist with
                                (inception)      Nicholas-Applegate since
                                                 2001. He has 5 years' prior
                                                 investment experience with
                                                 Barclays Global Investors and
                                                 Kleinwort Benson Investment
                                                 Management of London.

           Antonio Ramos        2002             Investment Analyst for
                                (inception)      Nicholas-Applegate Systematic
                                                 strategies since 2001. He
                                                 joined the firm in 1998 as
                                                 Project Manager for the
                                                 Information Management Group
                                                 and joined the U.S.
                                                 Systematic team in 1999. He
                                                 has 10 years' prior
                                                 experience with Vintage,
                                                 Inc., Japan and Advanced
                                                 Technologies Co., Ltd., Japan.

NACM Flex- Stephen Sexauer      2003             Lead Portfolio Manager for
Cap Value                                        Nicholas-Applegate U.S. Value
                                                 strategies since 2003. He has
                                                 27 years' prior experience
                                                 with Morgan Stanley
                                                 Investment Management,
                                                 Merrill Lynch Economics and
                                                 Wharton Econometrics.

           Mark Stuckelman      2002 (inception) Portfolio Manager for the
                                                 Nicholas-Applegate Large Cap
                                                 Value Fund since 1995 and
                                                 Value Opportunities Fund
                                                 since 2001. He has 5 years'
                                                 prior investment management
                                                 experience with Wells Fargo
                                                 Bank Investment Management
                                                 Group; Fidelity Management
                                                 Trust Co. and BARRA.

           Aerus Tran           2002             See Above
                                (inception)

           Mark Roemer          2002             See Above
                                (inception)

NACM       Michael Barraclough  2003             Lead Portfolio Manager for
Growth                                           Nicholas-Applegate Mid Cap
                                                 strategies since 2003. He has
                                                 12 years' prior experience
                                                 with Nicholas-Applegate and
                                                 Dunham & Associates.


54  PIMCO Funds: Multi-Manager Series

     Fund  Portfolio Managers Since         Recent Professional Experience
     ---------------------------------------------------------------------
           Stephen Ross       October, 2002 Lead Portfolio Manager for
                                            Nicholas-Applegate's U.S.
                                            Large and Mid Cap Growth
                                            Strategies. He is a member of
                                            the Executive Committee and
                                            was previously the lead
                                            portfolio manager of the
                                            managed accounts team. Mr.
                                            Ross joined the firm in 1994
                                            and has 13 years of
                                            investment experience,
                                            including positions with
                                            Lincoln National Pension
                                            Investment, Merrill Lynch and
                                            T. Rowe Price.

           Carrie L. Boyko    2003          She is an investment analyst
                                            with portfolio management and
                                            research responsibilities on
                                            the U.S. Large and Mid Cap
                                            Growth team. Prior to joining
                                            the firm in 1997, she was
                                            with the Pershing Division of
                                            Donaldson, Lufkin & Jennette.
                                            She earned her M.S.B.A. in
                                            finance and B.S.B.A. in
                                            management from San Diego
                                            State University. She has 12
                                            years of investment
                                            experience.

           Thomas Smith, CFA  2002          Investment Analyst for the
                              (inception)   Nicholas-Applegate U.S Large
                                            Cap Select Growth and U.S
                                            Equity Strategies since 1998.
                                            Account Administrator for the
                                            Nicholas-Applegate Large Cap
                                            Growth and Mid Cap Growth
                                            Funds from 1995-1998. He has
                                            4 years' prior investment
                                            experience with Wells Fargo
                                            Bank and Dean Witter Reynolds.

     NACM  Stephen Sexauer    2003          See Above
     Value

           Mark Stuckelman    2002          See Above
                              (inception)

           John Graves        2002          See Above
                              (inception)

           Aerus Tran         2002          See Above
                              (inception)

           Mark Roemer        2002          See Above
                              (inception)

NFJ NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2003, of
               approximately $[    ] billion.



                                                                  Prospectus 55

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund         Portfolio Managers    Since            Recent Professional Experience
----------------------------------------------------------------------------------------------------------------------

NFJ Basic  Chris Najork            2000 (Inception) Managing Director and founding partner of NFJ. He has over 30
Value                                               years' experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a
                                                    Senior Vice President, Senior Portfolio Manager and analyst at
                                                    NationsBank, which he joined in 1974.


           Benno J. Fischer        2000 (Inception) Managing Director and founding partner of NFJ. He has over 30 years' experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief
                                                    Investment Officer (institutional and fixed income), Senior Vice
                                                    President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.


           Paul A. Magnuson        2000 (Inception) Principal at NFJ. He is a Portfolio Manager and Senior Research
                                                    Analyst with 16 years' experience in equity analysis and
                                                    portfolio management. Prior to joining NFJ in 1992, he was an
                                                    Assistant Vice President at NationsBank, which he joined in 1985.
                                                    Within the Trust Investment Quantitative Services Division of
                                                    NationsBank, he was responsible for equity analytics and
                                                    structured fund management.


           Jeffrey S. Partenheimer 2002             Principal at NFJ. He is a Portfolio Manager with over 16 years'
                                                    experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking (8 of those years managing investment portfolios) and 4 years as a treasury director for DSC
                                                    Communications in Plano, Texas. He began his career as a
                                                    financial analyst with First City Bank of Dallas in 1985. He is both a CFA and a CPA.


NFJ Equity Mr. Najork              2000 (Inception) See Above
Income
           Mr. Fischer             2000 (Inception) See Above

           Mr. Partenheimer        2002             See Above

NFJ        Mr. Najork              1991 (Inception) See Above
Small-Cap
Value      Mr. Fischer             1991 (Inception) See Above


           Mr. Magnuson            1995             See Above

           E. Clifton Hoover       1998             Principal at NFJ. He is a Portfolio Manager with 16 years'
                                                    experience in financial analysis and portfolio management. Prior to joining NFJ in 1997, he was associated with Credit Lyonnais from 1991 to 1997, where he served as a vice-president and was responsible for the financial analysis and portfolio management of a diversified portfolio. He began his career as a financial analyst with NationsBank in 1985.

Parametric     Parametric provides advisory services to mutual funds and
               institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined
               assets as of September 30, 2003, of approximately $[    ]
               billion.

               The following individuals at Parametric share primary responsibility for the Tax-Efficient Equity Fund.

Fund          Portfolio Managers Since            Recent Professional Experience
--------------------------------------------------------------------------------------------------------------
PPA              David Stein     1998 (Inception) Managing Director of Parametric. He also serves as a Senior
Tax-Efficient                                     Portfolio Manager of PIMCO Equity Advisors. He has been
Equity                                            with Parametric since 1996 where he leads the investment,
                                                  research and product development activities. Previously, he served in Investment Research at GTE Corporation from 1995 to 1996, in Equity Research at Vanguard Group from 1994 to
                                                  1995 and in Investment Research at IBM Corporation from
                                                  1977 to 1994.

                 Tom Seto        1998 (Inception) Vice President and Portfolio Manager of Parametric. Since
                                                  joining Parametric in 1998, he has been responsible for
                                                  management of Parametric's active U.S. equity strategies
                                                  and has managed structured equity portfolios. Previously,
                                                  he was with Barclays Global Investors from 1991 to 1998,
                                                  serving in various capacities including as head of U.S.
                                                  Equity Index Investments and Portfolio Manager.

Adviser/Sub-   Shareholders of each Fund (except the NFJ Equity Income, NFJ
Adviser        Basic Value and CCM Mid-Cap Funds) have approved a proposal
Relationship   permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an


56  PIMCO Funds: Multi-Manager Series
               exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General        . Financial Service Firms.  Broker-dealers, registered
Information    investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services.
               Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.


                                                                  Prospectus 57

               Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

               This Prospectus should be read in connection with your firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under "Redemption Fees." NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares  Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

               You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

               Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class D
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator.

               Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.


58  PIMCO Funds: Multi-Manager Series

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class D shares.
               Unless eligible for a waiver, shareholders who exchange shares of the Funds within 30 days of the acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.
               In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax
               Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Selling        You can sell (redeem) Class D shares through your financial
Shares         service firm on any day the New York Stock Exchange is open.
               Unless eligible for a waiver, shareholders who redeem shares of the Funds within 30 days of the acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares redeemed.
               See ''Redemption Fees'' below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

               Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption     Investors in Class D shares of the Funds will be subject to a
Fees           "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged.
               Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day


                                                                  Prospectus 59
               time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents please
Documents      contact your financial service firm. Within 30 days after
               receipt of your request your financial service firm will begin sending you individual copies.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

               Fund                                  At Least Annually Quarterly
               -----------------------------------------------------------------
               NFJ Basic Value, NFJ Equity Income
                and PEA Growth & Income Funds                              .
               -----------------------------------------------------------------
               All other Funds                               .
               -----------------------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.


60  PIMCO Funds: Multi-Manager Series

               Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth and PPA Tax-Efficient Equity Funds. The RCM Tax-Managed Growth and PPA Tax-Efficient Equity Funds utilize a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Funds generally seek to minimize realized gains and, when realizing gains, attempt to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Funds attempt to minimize taxable distributions, they may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

               . the long-term capital gain rate applicable to most
                 shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

               . provided holding period and other requirements are met by the
                 Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any


                                                                  Prospectus 61
               individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               The CCM Capital Appreciation, CCM Mid-Cap and PPA Tax-Efficient Equity Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the NFJ Basic Value, NFJ Equity Income and NFJ Small-Cap Value Funds intend to be fully invested in equity securities (aside from cash management practices), except that each of these Funds may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The PEA Growth, PEA Opportunity, PEA Renaissance, PEA Target and PEA Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The PEA Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The PEA Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

               Under normal market conditions, the NACM and RCM Funds will invest primarily in equity securities. In addition, the RCM Large-Cap Growth and RCM Tax-Managed Funds may invest up to 20% of their total assets in short-term


62  PIMCO Funds: Multi-Manager Series
               debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. There is no limit on the average maturity of the debt securities in the NACM Fund's and RCM Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The PEA Opportunity and NFJ Small-Cap Value
CapitalizationsFunds invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the NACM
               Flex Cap Value and RCM Tax-Managed Growth Funds generally have substantial exposure to these risks. The PEA Growth & Income, CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds may purchase securities in initial public offerings
Public         (IPOs). These securities are subject to many of the same risks
Offerings      of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The PEA Growth, PEA Growth & Income, PEA Opportunity and PEA
(non-U.S.)     Target Funds may invest up to 15% of their respective assets in
Securities     securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The PEA Renaissance and PEA Value Funds may invest up to 25% of their assets in foreign securities. Each of these Funds may invest without


                                                                  Prospectus 63
               limit in ADRs (defined below). The PPA Tax-Efficient Equity Fund may invest in common stocks of foreign issuers if included in the S&P 500 Index.

               The RCM Large-Cap Growth Fund may invest 20%, the RCM Tax-Managed Growth may invest 25% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above. For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., or that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the NACM Funds, PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Renaissance, RCM Funds, PEA Target and PEA Value Funds may invest in European Depository Receipts
               (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. RCM Large-Cap
               Growth Fund may invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.


64  PIMCO Funds: Multi-Manager Series

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target and PEA Value Funds, as well as certain of the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time.

               Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The RCM Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. The PEA Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the CCM Capital Appreciation, CCM Mid-Cap and
               RCM Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The PEA Growth, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Equity and PEA Value Funds, as well as the RCM Funds (except the RCM Mid-Cap Fund), may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The PPA Tax-Efficient Equity Fund, as well as the RCM Funds (except the RCM Mid-Cap Fund), may also enter into swap agreements with respect to


                                                                  Prospectus 65
               securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.


66  PIMCO Funds: Multi-Manager Series

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the PEA Growth & Income
               Fund may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of


                                                                  Prospectus 67

               Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      With the exception of the PPA Tax-Efficient Equity Fund, the
Turnover       length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the PPA Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover
               (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds that have recently changed
               Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the NACM Funds, NFJ Basic
Investment     Value, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA
Objectives     Opportunity, PEA Renaissance, Select Growth, PEA Target and PPA
and Policies   Tax-Efficient Equity Funds described in this Prospectus may be changed by the Board of Trustees without shareholder approval.
               The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the RCM Mid-Cap, CCM Mid-Cap, NACM Core Equity, NFJ Equity
               Income, NFJ Small-Cap Value, RCM Large-Cap Growth and PPA
               Tax-Efficient Equity Funds. References to assets in the first sentence (second sentence for the PPA Tax-Efficient Equity Fund) of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.


68  PIMCO Funds: Multi-Manager Series

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(SM)/ Research in addition to their traditional research activities. Grassroots/(SM)/ Research is a division of Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 69

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. For the NFJ Basic Value Fund, the information below reflects financial results for Institutional Class shares of the Fund, which are offered in a different prospectus. Class D shares of this Fund were not offered during the periods shown. For these periods, the performance shown below is better than that which would have been achieved by Class D shares of this Fund because of the higher fees and expenses associated with Class D shares. For the PEA Opportunity Fund, the information below reflects financial results for Class C shares of the Fund, which are offered in a different prospectus. Class D shares of the PEA Opportunity Fund were not offered during the periods shown. The performance shown below differs from than that which would have been achieved by Class D shares of the PEA Innovation Fund because of the lower fees and expenses associated with Class D shares.

For the RCM Funds, information for periods prior to February 2, 2002 reflects the performance of the corresponding series of Dresdner RCM Global Funds, Inc., which were reorganized into the Funds on February 1, 2002.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been
audited by [          ], whose report, along with each Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Since the NACM Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds. [To be updated by post-effective amendment.]



                              Net Asset    Net       Net Realized/  Total Income Dividends  Distributions
Year or                         Value   Investment     Unrealized   (Loss) from   from Net    from Net
Period                        Beginning   Income     Gain (Loss) on  Investment  Investment   Realized
Ended                         of Period   (Loss)      Investments    Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------------------
NFJ Basic Value Fund
Institutional Class
  06/30/02                     $12.64     $ 0.27 (a)    $  0.52 (a)   $  0.79      $(0.26)     $ 0.00
  06/30/01                      10.85       0.29 (a)       2.15 (a)      2.44       (0.25)      (0.40)
  05/08/00-06/30/00             11.22       0.07 (a)      (0.39)(a)     (0.32)      (0.05)       0.00
NFJ Equity Income Fund
  10/31/01-06/30/02            $11.31     $ 0.19 (a)    $  0.96 (a)   $  1.15      $(0.28)     $(0.86)
NFJ Small Cap Value Fund
  06/28/02-06/30/02            $21.85     $ 0.00 (a)    $  0.00 (a)   $  0.00      $ 0.00      $ 0.00
CCM Capital Appreciation Fund
  06/30/02                     $17.45     $ 0.01 (a)    $ (2.87)(a)   $ (2.86)     $(0.03)     $ 0.00
  06/30/01                      26.88       0.04 (a)      (1.36)(a)     (1.32)      (0.13)      (3.49)
  06/30/00                      26.63      (0.03)(a)       5.36 (a)      5.33       (0.08)      (5.00)
  06/30/99                      26.01       0.06 (a)       2.34 (a)      2.40       (0.13)      (1.65)
  04/08/98-06/30/98             25.41       0.02 (a)       0.58 (a)      0.60        0.00        0.00
PEA Growth & Income Fund
  06/30/02                     $ 9.22     $ 0.08 (a)    $ (2.29)(a)   $ (2.21)     $(0.03)     $ 0.00
  7/31/00-06/30/01              13.11       0.07 (a)      (0.30)(a)     (0.23)      (0.03)      (3.63)
PEA Growth Fund
  06/30/02                     $21.73     $(0.05)(a)    $ (5.52)(a)   $ (5.57)     $ 0.00      $(0.16)
  06/30/01                      34.76      (0.12)(a)     (10.56)(a)    (10.68)       0.00       (2.35)
  01/31/00-06/30/00             32.84      (0.11)(a)       2.03(a)       1.92        0.00        0.00
CCM Mid-Cap Fund (i)
  06/30/02                     $21.13     $ 0.00 (a)    $ (3.16)(a)   $ (3.16)     $(0.11)     $ 0.00
  06/30/01                      30.71       0.10 (a)      (0.76)(a)     (0.66)      (0.13)      (8.79)
  06/30/00                      22.90      (0.01)(a)       7.85 (a)      7.84       (0.01)      (0.02)
  06/30/99                      23.99       0.03 (a)      (0.04)(a)     (0.01)      (0.01)      (1.07)
  04/08/98-06/30/98             23.97       0.00 (a)       0.02 (a)      0.02        0.00        0.00
PEA Opportunity Fund (ii)
Class C
  06/30/02                     $15.67     $(0.24)(a)    $ (3.17)(a)   $ (3.41)     $ 0.00      $ 0.00
  06/30/01                      27.22      (0.28)(a)      (6.19)(a)     (6.47)       0.00       (5.08)
  06/30/00                      24.19      (0.42)(a)      11.33 (a)     10.91        0.00       (7.88)
  06/30/99                      28.86      (0.37)(a)       0.32 (a)     (0.05)       0.00       (4.62)
  06/30/98                      27.38      (0.46)(a)       3.88 (a)      3.42        0.00       (1.94)

--------
See page 72 for footnotes.


70  PIMCO Funds: Multi-Manager Series

  Tax                                      Net                      Ratio of Net
 Basis                                    Assets                     Investment
Return                Net Asset           End of  Ratio of Expenses Income (Loss) Portfolio
  of        Total     Value End  Total    Period     to Average      to Average   Turnover
Capital Distributions of Period  Return   (000s)     Net Assets      Net Assets     Rate
-------------------------------------------------------------------------------------------
$ 0.00     $(0.26)     $13.17     6.40%  $  1,834        0.71%(g)        2.07%        49%
  0.00      (0.65)      12.64    23.37      1,178        0.70            2.50         78
  0.00      (0.05)      10.85    (2.90)       911        0.70*           3.94*         5
$ 0.00     $(1.14)     $11.32    10.51%  $     83        1.21%(c)*       2.41%*       50%
$ 0.00     $ 0.00      $21.85     0.00%  $     11        1.25%*          0.00%*       40%
$ 0.00     $(0.03)     $14.56   (16.43)% $  3,655        1.11%(b)        0.08%       110%
  0.00      (8.11)      17.45    (9.18)     2,937        1.10            0.18        112
  0.00      (5.08)      26.88    22.84        524        1.11(b)        (0.10)       119
  0.00      (1.78)      26.63    10.17        339        1.10            0.24        120
  0.00       0.00       26.01     2.36        118        1.10*           0.27*        75

$ 0.00     $(0.03)     $ 6.98   (23.95)% $     78        1.35%           1.02%       101%
  0.00      (3.66)       9.22    (4.50)        11       1.35 *          0.69 *        77

$ 0.00     $(0.16)     $16.00   (25.76)% $     35        1.16%(d)       (0.29)%       76%
  0.00      (2.35)      21.73   (32.38)        74        1.15           (0.47)        85
  0.00       0.00       34.76     5.85         11        1.16*          (0.78)*       72

$(0.02)    $(0.13)     $17.84   (14.98)% $  6,716        1.11%(b)        0.02%       168%
  0.00      (8.92)      21.13    (5.65)     6,981        1.10            0.44        153
  0.00      (0.03)      30.71    34.24        796        1.11(b)        (0.05)       164
  0.00      (1.08)      22.90     0.25        359        1.10            0.16         85
  0.00       0.00       23.99     0.08        142        1.10*           0.03*        66
$ 0.00     $ 0.00      $12.26   (21.76)% $164,168        2.06%(h)       (1.77)%      201%
  0.00      (5.08)      15.67   (26.26)   255,355        2.05           (1.42)       237
  0.00      (7.88)      27.22    49.88    401.118        2.06(h)        (1.57)       254
  0.00      (4.62)      24.19     3.20    308,877        2.06(h)        (1.62)       175
  0.00      (1.94)      28.86    13.01    500,011        2.06(h)        (1.63)        86


                                                                  Prospectus 71


                              Net Asset    Net       Net Realized/  Total Income Dividends  Distributions
Year or                         Value   Investment     Unrealized   (Loss) from   from Net    from Net
Period                        Beginning   Income     Gain (Loss) on  Investment  Investment   Realized
Ended                         of Period   (Loss)      Investments    Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------------------
PEA Renaissance Fund (iii)
  06/30/02                     $19.36     $ 0.01 (a)     $ 1.11 (a)    $ 1.12      $ 0.00      $(1.32)
  06/30/01                      14.99       0.09 (a)       5.47 (a)      5.56       (0.06)      (1.13)
  06/30/00                      18.22       0.35 (a)      (0.13)(a)      0.22        0.00       (3.45)
  06/30/99                      19.10       0.00 (a)       1.45 (a)      1.45        0.00       (2.33)
  04/08/98-06/30/98             18.99       0.01 (a)       0.10 (a)      0.11        0.00        0.00
PEA Target Fund
  06/30/02                     $19.30     $(0.11)(a)     $(5.88)(a)    $(5.99)     $ 0.00      $ 0.00
  06/30/01                      31.14      (0.14)(a)      (7.67)(a)     (7.81)       0.00       (4.03)
  06/09/00-06/30/00             30.46      (0.01)(a)       0.69 (a)      0.68        0.00        0.00
PEA Tax-Efficient Equity Fund
  06/30/02                     $10.32     $ 0.02 (a)     $(1.89)(a)    $(1.87)     $ 0.00      $ 0.00
  06/30/01                      12.22       0.00 (a)      (1.90)(a)     (1.90)       0.00        0.00
  06/30/00                      11.59       0.02 (a)       0.61 (a)      0.63        0.00        0.00
  07/10/98-06/30/99             10.00       0.03 (a)       1.56 (a)      1.59        0.00        0.00
PEA Value Fund (iii)
  06/30/02                     $16.10     $ 0.09 (a)     $(0.55)(a)    $(0.46)     $ 0.00      $(1.91)
  06/30/01                      11.37       0.10 (a)       4.72 (a)      4.82       (0.09)       0.00
  06/30/00                      15.29       0.23 (a)      (1.34)(a)     (1.11)      (0.24)      (2.57)
  06/30/99                      15.64       0.23 (a)       1.37 (a)      1.60       (0.23)      (1.72)
  04/08/98-06/30/98             15.99       0.04 (a)      (0.34)(a)     (0.30)      (0.05)       0.00

--------
*  Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(b)Ratio of expenses to average net assets excluding interest expense is 1.10%.
(c)Ratio of expenses to average net assets excluding trustee's expense and interest expense is 1.20%.
(d)Ratio of expenses to average net assets excluding trustee's expense is 1.15%.
(e)Ratio of expenses to average net assets excluding trustee's expense is 1.20%.
(f)Ratio of expenses to average net assets excluding trustee's expense is 1.25%.
(g)Ratio of expenses to average net assets excluding trustee's expense is 0.70%.
(h)Ratio of expenses to average net assets excluding trustee's expense is 2.05%.
(i) Formerly the Mid-Cap Growth Fund.
(ii)The information provided for the PEA Opportunity Fund reflects results of operations under the Fund's former Sub-Adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
(iii) The information provided for the PEA Renaissance and PEA Value Funds reflects results of operations under each Fund's former Sub-Adviser through May 7, 1999 and May 8, 2000, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.


72  PIMCO Funds: Multi-Manager Series

                                   Net                      Ratio of Net
                                  Assets                     Investment
              Net Asset           End of  Ratio of Expenses Income (Loss) Portfolio
    Total     Value End  Total    Period     to Average      to Average   Turnover
Distributions of Period  Return   (000s)     Net Assets      Net Assets     Rate
-----------------------------------------------------------------------------------

   $(1.32)     $19.16     5.46%  $146,584       1.26%(f)         0.04%       109%
    (1.19)      19.36    38.27     19,710       1.25             0.48        138
    (3.45)      14.99     3.56      1,286       1.25             2.21        133
    (2.33)      18.22    10.01        192       1.25            (0.02)       221
     0.00       19.10     0.58        126       1.25*            0.21*       192

   $ 0.00      $13.31   (31.04)% $    978       1.21%(e)        (0.66)%      114%
    (4.03)      19.30   (27.82)     1,763       1.20            (0.70)       109
     0.00       31.14     2.23         10       1.20*           (0.69)*       99

   $ 0.00      $ 8.45   (18.12)% $     65       1.11%(b)         0.24%        19%
     0.00       10.32   (15.55)        79       1.10             0.02         41
     0.00       12.22     5.44         11       1.11(b)          0.16         32
     0.00       11.59    15.90        869       1.11(b)*         0.30*        13

   $(1.91)     $13.73    (3.73)% $ 40,769       1.10%            0.55%       190%
    (0.09)      16.10    42.66      4,003       1.10             0.66        204
    (2.81)      11.37    (7.07)        46       1.11(b)          1.71        196
    (1.95)      15.29    12.00        118       1.10             1.61        101
    (0.05)      15.64    (1.85)        98       1.10*            1.23*        77


                                                                  Prospectus 73


                                                                                         Distributions
                          Net Asset    Net        Net Realized             Distributions   From Net
     Fiscal Year or        Value,   Investment   and Unrealized Total from   From Net      Realized
         Period           Beginning   Income     Gain (Loss) on Investment  Investment      Gain on
         Ended            of Period   (Loss)      Investments   Operations    Income      Investments
------------------------------------------------------------------------------------------------------
RCM Large Cap Growth Fund
  06/30/2002               $14.06     $ 0.01 (a)     $(3.22)(a)   $(3.21)      $0.00        $ 0.00
  01/01/2001-06/30/2001     16.77      (0.01)(a)      (2.70)(a)    (2.71)       0.00         (0.00)
  12/31/2000                19.00      (0.05)(a)      (1.57)(a)    (1.62)       0.00         (0.61)
  03/02/1999-12/31/1999     16.60      (0.08)(a)       6.45 (a)     6.37        0.00         (3.97)
RCM Tax Managed Growth Fund
  06/30/2002               $11.78     $(0.04)(a)     $(2.33)(a)   $(2.37)      $0.00        $ 0.00
  01/01/2001-06/30/2001     13.75      (0.04)(a)      (2.17)(a)    (2.21)       0.00         (0.00)
  12/31/2000                14.95      (0.11)(a)      (1.09)(a)    (1.20)       0.00          0.00
  02/12/1999-12/31/1999     10.34      (0.29)(a)       5.13 (a)     4.84        0.00         (0.23)
RCM MidCap Fund
  06/30/2002               $ 2.77     $(0.02)(a)     $(0.76)(a)   $(0.78)      $0.00        $ 0.00
  01/01/2001-06/30/2001      3.33      (0.01)(a)      (0.55)(a)    (0.56)       0.00         (0.00)
  12/29/2000-12/31/2000      3.33       0.00 (a)       0.00 (a)     0.00        0.00          0.00

--------
*  Annualized.
(a)Per share amounts based on average number of shares outstanding during period.


74  PIMCO Funds: Multi-Manager Series


                                                                               Ratio of
                                           Net     Ratio of       Ratio of       Net
                          Net            Assets,  Expenses to   Expenses to   Investment
                         Asset           End of   Average Net   Average Net     Income
                         Value,          Period   Assets With  Assets Without (Loss) to
    Total     Redemption End of  Total     (in    Waiver and     Waiver and    Average   Portfolio
Distributions    Fees    Period  Return  000's)  Reimbursement Reimbursement  Net Assets Turnover
--------------------------------------------------------------------------------------------------
   $ 0.00       $0.00    $10.85 (22.83)% $57,703     1.00%          1.13%        0.07%       36%
     0.00        0.00     14.06 (16.16)   41,355     1.00*          1.36*       (0.10)*      19
    (0.61)       0.00     16.77  (8.71)   22,782     1.08           1.74        (0.29)       42
    (3.97)       0.00     19.00  40.48       926     1.20*         60.04*       (0.55)*     109
   $ 0.00       $0.00    $ 9.41 (20.12)% $ 3,860     1.46%          2.58%       (0.42)%      68%
     0.00        0.24     11.78 (14.26)    5,889     1.50*          2.98*       (0.67)*      40
     0.00        0.00     13.75  (8.09)    6,052     1.50           3.03        (0.75)       85
    (0.23)       0.00     14.95  47.07       759     1.50*         35.08*       (2.66)*      43
   $ 0.00       $0.00    $ 1.99 (28.16)% $ 3,975     1.02%          1.69%       (0.80)%     142%
     0.00        0.00      2.77 (16.82)      440     1.02*          9.57*       (0.54)*      76
     0.00        0.00      3.33   0.00        50     0.00*          0.00*        0.00       193


                                                                  Prospectus 75

               PIMCO Funds: Multi-Manager Series
               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, CT 06902

               You may also contact your financial service firm for additional information.

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

               [LOGO] PIMCO
               ADVISORS

               File No. 811-6161


76  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
               INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Funds: Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management LLC, Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Parametric Portfolio Associates

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [                        ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

PIMCO Funds Prospectus


PIMCO Funds:
Multi-
Manager Series

November 1,
2003

Share Class D

This Prospectus describes 11 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, the Adviser and its investment management affiliates
managed approximately $     billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

                     (This page left blank intentionally)


2   PIMCO Funds: Multi-Manager Series

               Table of Contents


Summary Information.........................................................  4
Fund Summaries
   NACM Global Fund.........................................................  5
   NACM International Fund..................................................  7
   NACM Pacific Rim Fund....................................................  9
   PEA Innovation Fund...................................................... 12
   RCM Biotechnology Fund................................................... 14
   RCM Emerging Markets Fund................................................ 16
   RCM Europe Fund.......................................................... 18
   RCM Global Healthcare Fund............................................... 20
   RCM Global Small-Cap Fund................................................ 23
   RCM Global Technology Fund............................................... 26
   RCM International Growth Equity Fund..................................... 28
Summary of Principal Risks.................................................. 30
Prior Nicholas-Applegate Performance Information............................ 34
Management of the Funds..................................................... 36
How Fund Shares Are Priced.................................................. 41
How to Buy and Sell Shares.................................................. 42
Fund Distributions.......................................................... 45
Tax Consequences............................................................ 45
Characteristics and Risks of Securities and Investment Techniques........... 46
Financial Highlights........................................................ 54


                                                                  Prospectus 3

               Summary Information

               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                             Approximate
                     PIMCO                    Investment           Main                      Number of
                     Fund                     Objective            Investments               Holdings
---------------------------------------------------------------------------------------------------------
Global Stock Funds   NACM Global              Maximum long-term    Equity securities of      65-90
                                              capital appreciation large capitalization
                                                                   companies located in at
                                                                   least three different
                                                                   countries
                     ------------------------------------------------------------------------------------
                     RCM Global Small-Cap     Long-term capital    Equity securities of      55-95
                                              appreciation         issuers located in at
                                                                   least three different
                                                                   countries
---------------------------------------------------------------------------------------------------------
International Stock  NACM International       Maximum long-term    Equity securities of      100-150
Funds                                         capital appreciation large capitalization
                                                                   companies in at least
                                                                   three non-U.S. countries
                     ------------------------------------------------------------------------------------
                     RCM International Growth Long-term capital    Equity securities of      75-115
                     Equity                   appreciation         issuers located in at
                                                                   least ten different
                                                                   countries
                     ------------------------------------------------------------------------------------
                     RCM Europe               Long-term capital    Equity securities of      30-70
                                              appreciation         European issuers
                     ------------------------------------------------------------------------------------
                     NACM Pacific Rim         Long-term growth     Equity securities of      80-110
                                              of capital           companies located within
                                                                   the Pacific Rim
                     ------------------------------------------------------------------------------------
                     RCM Emerging Markets     Long-term capital    Equity securities of      35-75
                                              appreciation         issuers located in
                                                                   countries with emerging
                                                                   securities markets
---------------------------------------------------------------------------------------------------------
Sector-Related Stock RCM Global Healthcare    Long-term capital    Equity securities of      40-80
Funds                                         appreciation         healthcare-related
                                                                   issuers located in at
                                                                   least three different
                                                                   countries
                     ------------------------------------------------------------------------------------
                     RCM Global Technology    Long-term capital    Equity securities of      65-105
                                              appreciation         technology-related
                                                                   issuers located in at
                                                                   least three different
                                                                   countries
                     ------------------------------------------------------------------------------------
                     PEA Innovation           Capital              Common stocks of          40-70
                                              appreciation; no     technology-related
                                              consideration is     issuers with market
                                              given to income      capitalizations of more
                                                                   than $200 million
                     ------------------------------------------------------------------------------------
                     RCM Biotechnology        Long-term capital    Equity securities of      30-70
                                              appreciation         biotechnology-related
                                                                   issuers
---------------------------------------------------------------------------------------------------------

                          Approximate
Main                      Capitalization
Investments               Range
----------------------------------------------------
Equity securities of      All capitalizations
large capitalization
companies located in at
least three different
countries
----------------------------------------------------
Equity securities of      MSCI World Small Cap
issuers located in at     Index
least three different
countries
----------------------------------------------------
Equity securities of      Companies with
large capitalization      capitalizations in the top
companies in at least     75% of the relevant
three non-U.S. countries  market
----------------------------------------------------
Equity securities of      All capitalizations
issuers located in at
least ten different
countries
----------------------------------------------------
Equity securities of      All capitalizations
European issuers
----------------------------------------------------
Equity securities of      All capitalizations
companies located within
the Pacific Rim
----------------------------------------------------
Equity securities of      At least $100 million
issuers located in
countries with emerging
securities markets
----------------------------------------------------
Equity securities of      All capitalizations
healthcare-related
issuers located in at
least three different
countries
----------------------------------------------------
Equity securities of      At least $500 million
technology-related
issuers located in at
least three different
countries
----------------------------------------------------
Common stocks of          More than $200 million
technology-related
issuers with market
capitalizations of more
than $200 million
----------------------------------------------------
Equity securities of      All capitalizations
biotechnology-related
issuers
----------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Innovation Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Innovation Fund."


4   PIMCO Funds: Multi-Manager Series

               PIMCO NACM Global Fund

--------------------------------------------------------------------------------

Principal       Investment Objective    Fund Focus                       Approximate Capitalization Range
Investments     Seeks maximum long-term Equity securities of large       All capitalizations
and Strategies  capital appreciation    capitalization companies located
                                        in at least three different
                Fund Category           countries                        Dividend Frequency
                Global Stocks                                            At least annually
                                        Approximate Number of Holdings
                                        65-90

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .  Foreign (non-U.S.) Investment  .  Growth Securities Risk  .  Management Risk
   Risk                            .  Currency Risk           .  Turnover Risk
 .  Emerging Markets Risk          .  Issuer Risk             .  Liquidity Risk
 .  Credit Risk                    .  Derivatives Risk        .  Smaller Company Risk
 .  Market Risk                    .  Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.




                                                                  Prospectus 5

--------------------------------------------------------------------------------
Fees and
Expenses of
the Fund These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)                                   None

Redemption Fee (as a percentage of exchange price or amount redeemed)                        2.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                          Distribution                          Total Annual
                                      Advisory            and/or Service            Other       Fund Operating
                                      Fees                (12b-1) Fees(2)           Expenses(3) Expenses
 -------------------------------------------------------------------------------------------------------------
 Class D                              0.70%               0.25%                     [    ]%     [    ]%
 -------------------------------------------------------------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees (0.60%) and [    ]% in
                 organizational expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

        Year 1  Year 3
-----------------------
Class D $[    ] $[    ]
-----------------------



6   PIMCO Funds: Multi-Manager Series

               PIMCO NACM International Fund

--------------------------------------------------------------------------------

Principal       Investment Objective            Fund Focus                           Approximate Capitalization Range
Investments     Seeks maximum long-term capital Equity securities of large           Companies with capitalizations in the
and Strategies  appreciation                    capitalization companies in at least top 75% of the relevant market three countries outside the United
                Fund Category                   States                               Dividend Frequency
                International Stocks                                                 At least annually
                                                Approximate Number of Holdings
                                                100-150

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

               The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

     .Market Risk             .Liquidity Risk    .Emerging Markets Risk
     .Issuer Risk             .Currency Risk     .Foreign (non-U.S.) Investment
     .Growth Securities Risk  .Credit Risk       .Risk
     .Turnover Risk           .Derivatives Risk  .Leveraging Risk
                                                 .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.



                                                                  Prospectus 7

--------------------------------------------------------------------------------
Fees and
Expenses of
the Fund These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 2.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                 Distribution                Total Annual
        Advisory and/or Service  Other       Fund Operating
        Fees     (12b-1) Fees(2) Expenses(3) Expenses
-----------------------------------------------------------
Class D 0.70%    0.25%           [    ]%     [    ]%
-----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees ([    ]%) and [    ]% in
                 organizational expenses ("Organizational Expenses") incurred by the class during the Fund's initial fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

        Year 1  Year 3
-----------------------
Class D $[    ] $[    ]
-----------------------



8   PIMCO Funds: Multi-Manager Series

               PIMCO NACM Pacific Rim Fund

--------------------------------------------------------------------------------

Principal       Investment Objective      Fund Focus                       Approximate Capitalization Range
Investments     Seeks long-term growth of Equity securities of Pacific Rim All Capitalizations
and Strategies  capital                   companies
                                                                           Dividend Frequency
                Fund Category             Approximate Number of Holdings   At least annually
                International Stocks      80-110

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

               The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

               In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

 .Foreign (non-U.S.) Investment  .  Issuer Risk             .  Smaller Company Risk
  Risk                           .  Currency Risk           .  Management Risk
 .Emerging Markets Risk          .  Growth Securities Risk  .  Turnover Risk
 .Credit Risk                    .  Leveraging Risk         .  Liquidity Risk
 .Market Risk                    .  Derivatives Risk        .  Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance
Information    The Fund reorganized on July 20, 2002, when the
               Nicholas-Applegate Pacific Rim Fund (the "NACM Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. For periods prior to July 21, 2002, the bar chart and the information to its right show performance of Institutional Class shares of the NACM Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares, which are offered in a different prospectus. (The NACM Fund did not offer shares corresponding to the Fund's Class D shares.) Performance information in the Average Annual Total Returns table also shows performance of Institutional Class shares of the NACM Fund, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by the Fund's
               Institutional Class Shares and Class D shares. Although
               Institutional Class and Class D shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D



                                                                  Prospectus 9
               performance would be lower than Institutional Class and NACM Fund performance because of the lower expenses paid by Institutional Class shares and shares of the NACM Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   ------------------------
                                    [CHART]        1/1/03-9/30/03               [    ]%

 1998    1999     2000      2001    2002           Highest and Lowest Qtr. Returns
------  -------  -------  -------  ------          (For periods shown in the bar chart)
-6.56%  142.44%  -26.44%  -17.35%  [   ]%          ------------------------
                                                   Highest (4/1/99-6/30/99)      44.16%
                                                   ------------------------
                                                   Lowest (4/1/98-6/30/98)      -23.54%

                              Calendar Year End (through 12/31)

               Average Annual Total Returns (for the periods ended 12/31/02)

                                                          Since NACM
                                                          Fund Inception
                                          1 Year  5 Years (12/31/97)(4)
------------------------------------------------------------------------
Institutional Class -- Before Taxes(1)    [    ]% [    ]% [    ]%
------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions(1)                         [    ]% [    ]% [    ]%
------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares(1) [    ]% [    ]% [    ]%
------------------------------------------------------------------------
Class D                                   [    ]% [    ]% [    ]%
------------------------------------------------------------------------
MSCI Pacific Index(2)                     [    ]% [    ]% [    ]%
------------------------------------------------------------------------
Lipper Pacific Region Funds Average(3)    [    ]% [    ]% [    ]%
------------------------------------------------------------------------

              (1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D will vary.
              (2)The Morgan Stanley Capital International (MSCI) Pacific Index
                 is composed of companies representative of the market structure of 6 developed market countries in the Pacific
                 Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
               (3) The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
              (4)The Fund began operations on 12/31/97. Index comparisons begin on 12/31/97.
               PIMCO NACM Pacific Rim Fund (continued)


10  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                                     None

Redemption Fee (as a percentage of exchange price or amount redeemed)                          2.00%*

               * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell Shares--Redemption Fees."

               Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                           Distribution                Total Annual
                  Advisory and/or Service  Other       Fund Operating
                  Fees     (12b-1) Fees(2) Expenses(3) Expenses
          -----------------------------------------------------------
          Class D 0.90%    0.25%           [    ]%     [    ]%
          -----------------------------------------------------------

              (1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
              (2)The Fund's administration agreement includes a plan for Class
                 D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
              (3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution
                 and/or Service (12b-1) Fees ([    ]%) and [    ]% in interest
                 expenses incurred by the class during the most recent fiscal year.

               Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                            Year 1  Year 3  Year 5  Year 10
                    ---------------------------------------
                    Class D $[    ] $[    ] $[    ] $[    ]
                    ---------------------------------------




                                                                  Prospectus 11

               PIMCO PEA Innovation Fund
--------------------------------------------------------------------------------

Principal       Investment Objective             Fund Focus                          Approximate Capitalization Range
Investments     Seeks capital appreciation; no   Common stocks of technology-related More than $200 million and Strategies  consideration is given to income companies
                                                                                     Dividend Frequency
                Fund Category                    Approximate Number of Holdings      At least annually
                Sector-Related Stocks            40-70

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

               Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

  . Market Risk              . Liquidity Risk           . Credit Risk
  . Issuer Risk              . Foreign Investment Risk  . Management Risk
  . Focused Investment Risk  . Technology Related Risk  . Leveraging Risk
  . Growth Securities Risk   . Currency Risk            . Derivatives Risk
  . Smaller Company Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


12  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class D                           More Recent Return Information
                                                                 ------------------------
                                                                 1/1/03-9/30/03               [    ]%

                                                                 Highest and Lowest Quarter Returns
                                                                 (for periods shown in the bar chart)
                                                                 ------------------------------------
                                                                 Highest (10/1/99-12/31/99)    80.23%
                                                                 ------------------------------------
                                                                 Lowest (7/1/01-9/30/01)      -46.30%
                                    [CHART]

 1995    1996   1997    1998    1999      2000    2001     2002
------  ------  -----  ------  -------  -------  -------  ------
45.33%  23.60%  9.03%  79.65%  140.42%  -28.84%  -45.10%  [   ]%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                Fund Inception
                                                1 Year  5 Years (12/22/94)/(4)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                     [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/ [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3)The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least
   65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)               None
Redemption Fee (as a percentage of exchange price or amount redeemed)   1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.65%       0.25%                [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
   Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1)
   Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
   details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
   (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflects the portion of the Administrative Fee paid by the class that is
   not reflected under Distribution and/or Service (12b-1) Fees ([    ]%) and [    ]% in
   trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $[    ]     $[    ]              $[    ]       $[    ]
----------------------------------------------------------------------------------------------------




                                                                  Prospectus 13

               PIMCO RCM Biotechnology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies in All capitalizations the biotechnology industry

                      Fund Category                        Approximate Number of Holdings    Dividend Frequency
                      Sector Related Stocks                30-70                             At least annually

               The Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies in the biotechnology industry. Although there is no limitation on the market capitalizations of companies in which the Fund will invest, the Fund does not intend to invest more than 15% of its assets in biotechnology companies with market capitalizations below $100 million (as measured at the time of purchase). While the Fund currently expects that the majority of its investments will be in companies organized or headquartered in the United States, it may invest up to 25% of its assets in foreign securities and up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one non-U.S. or emerging market country). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies often employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human healthcare, and agricultural and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, over time, companies with new and different products and focuses will likely be included in the industry. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The NASDAQ Biotechnology Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk        .Foreign (non-U.S.)     .Focused Investment Risk
..Issuer Risk             .Derivatives Risk       Investment Risk        .Turnover Risk
..Growth Securities Risk  .Sector Specific Risk  .Emerging Markets Risk  .Credit Risk
..Smaller Company Risk    .IPO Risk              .Currency Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


14  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                                            1/1/03-9/30/03                 [  ]%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/99-12/31/99)    65.41%
                                            ------------------------------------
                                    [CHART] Lowest (1/1/01-3/31/01)      -34.52%

   1998    1999     2000    2001     2002
 ------  -------  ------  -------  ------
 17.76%  111.39%  81.93%  -24.68%  [   ]%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                     Fund inception
                                                                     1 Year  5 Years (12/30/97)/(6)/
----------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
NASDAQ Biotechnology Index/(2)/                                      [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
AMEX Biotechnology Index/(3)/                                        [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(4)/                       [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
Blended Index/(5)/                                                   [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
    Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The NASDAQ Biotechnology Index represents the largest and most actively traded NASDAQ biotechnology stocks and includes companies that are primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human diseases. It is a capitalization weighted index. It is not possible to invest directly in the index.
(3)The AMEX Biotechnology Index is an equal-dollar weighted index designed to measure the performance of a cross-section of issuers in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. It is not possible to invest directly in the index.
(4) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(5) The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 80% NASDAQ
    Biotechnology Index and 20% MSCI World Pharmaceuticals and
    Biotechnology Index. The NASDAQ Biotechnology Index is described above. The Morgan Stanley Capital International ("MSCI") World
    Pharmaceuticals and Biotechnology Index is an unmanaged index that includes companies primarily involved in the development,
    manufacturing or marketing of products based on advanced
    biotechnology research and companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. The index meets the classification standards of the Global
    Industry Classification System of MSCI and is a subset of the MSCI
    World Index. It is not possible to invest directly in these indexes.
(6) The Fund began operations on 12/30/97. Index comparisons begin on
    12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)    1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                   Distribution                       Total Annual
                                       Advisory    and/or Service       Other         Fund Operating
                                       Fees        (12b-1) Fees/(2)/    Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                0.90%       0.25%                [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the
    Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for
    details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc.
    (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class
    D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in
Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                       Year 1      Year 3               Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                $[    ]%    $[    ]%             $[    ]%      $[    ]%
----------------------------------------------------------------------------------------------------




                                                                  Prospectus 15

               PIMCO RCM Emerging Markets Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of emerging  At least $100 million market issuers
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P/IFC Index of Investable Emerging Markets are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Markets Risk               .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares.


16  PIMCO Funds: Multi-Manager Series

               The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DCRM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D      More Recent Return Information
                                            ------------------------------------
                                            1/1/03-9/30/03               [    ]%

                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                            ------------------------------------
                                            Highest (10/1/99-12/31/99)    52.82%
                                            ------------------------------------
                                            Lowest (10/1/01-12/31/01)    -20.44%

                                    [CHART]

  1998    1999     2000     2001     2002
 ------  ------  -------  --------  ------
 -8.63%  91.48%  -25.29%  -15.17%   [   ]%
     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                       Fund inception
                                                                       1 Year  5 Years (12/30/97)/(5)/
------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                           [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                           [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/   [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
MSCI-EMF/(2)/                                                          [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/                      [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/                             [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International Emerging Markets Free Index ("MSCI-EMF")
    is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
(3) The S&P/IFC Index of Investable Emerging Markets represents the IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
(4) The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
(5) The Fund began operations on 12/30/97. Index comparisons begin on 12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)               None


Redemption Fee (as a percentage of exchange price or amount redeemed)    2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                       Distribution                    Total Annual
                                              Advisory and/or Service    Other         Fund Operating
                                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-----------------------------------------------------------------------------------------------------
Class D                                       1.00%    0.25%             [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of
    1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.95%
    per year under the administration agreement regardless of whether a portion or none of the 0.25%
    authorized under the plan is paid under the plan. Please see "Management of the
    Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
    Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
    "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                              Year 1   Year 3            Year 5        Year 10
-----------------------------------------------------------------------------------------------------
Class D                                       $[    ]  $[    ]           $[    ]       $[    ]
-----------------------------------------------------------------------------------------------------




                                                                  Prospectus 17

               PIMCO RCM Europe Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of European  All capitalizations companies
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           30-70

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk             . Derivatives Risk                       . Leveraging Risk
.. Issuer Risk             . Sector Specific Risk                   . Credit Risk
.. Growth Securities Risk  . Foreign (non-U.S.) Investment Risk     . Turnover Risk
.. Smaller Company Risk    . Currency Risk                          . Management Risk
.. Liquidity Risk          . Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Returns through May 3, 1999, when the DRCM Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the DRCM Fund and the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees. The investment


18  PIMCO Funds: Multi-Manager Series
               objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                                          More Recent Return Information
                                                                                ------------------------------------
                                                                                1/1/03-9/30/03               [    ]%

                                                                                Highest and Lowest Quarter Returns
                                                                                (for periods shown in the bar chart)
                                                                                ------------------------------------
                                                                                Highest (10/1/99-12/31/99)    51.43%
                                                                                -------------------------
                                                                                Lowest (1/1/01-3/31/01)      -20.56%

                       [CHART]

 1993    1994   1995    1996    1997    1998    1999    2000      2001    2002
------  ------  -----  ------  ------  ------  ------  -------  -------  ------
31.54%  -4.96%  1.33%  15.87%  25.70%  37.40%  43.59%  -11.39%  -31.52%  [   ]%


  Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                       Fund inception
                                              1 Year  5 Years 10 Years (4/5/90)/(4)/
-------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                  [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/  [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                     [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------
MSCI-Europe Index/(2)/                        [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------
Lipper European Region Funds Average/(3)/     [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International Europe Index ("MSCI-Europe") is a
    widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3) The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the
    European region or a single country within this region. It does not take into account sales charges.
(4) The Fund began operations on 4/5/90. Index comparisons begin on 4/5/90.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None

Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                     Distribution                     Total Annual
                                           Advisory  and/or Service     Other         Fund Operating
                                           Fees      (12b-1) Fees/(2)/  Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                    0.80%     0.25%              [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of
    $2,500 or less may be charged a fee
    of $16.
(2) The Fund's administration agreement
    includes a plan for Class D shares
    that has been adopted in conformity
    with the requirements set forth in
    Rule 12b-1 under the Investment
    Company Act of 1940. Up to 0.25%
    per year of the total
    Administrative Fee paid under the
    administration agreement may be
    Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of
    0.95% per year under the
    administration agreement regardless
    of whether a portion or none of the
    0.25% authorized under the plan is
    paid under the plan. Please see
    "Management of the
    Funds -- Administrative Fees" for
    details. The Fund intends to treat
    any fees paid under the plan as
    "service fees" for purposes of
    applicable rules of the National
    Association of Securities Dealers,
    Inc. (the "NASD"). To the extent
    that such fees are deemed not to be
    "service fees," Class D
    shareholders may, depending on the
    length of time the shares are held,
    pay more than the economic
    equivalent of the maximum front-end
    sales charges permitted by relevant
    rules of the NASD.
(3) Other Expenses reflect the portion
    of the Administrative Fee paid by
    the class that is not reflected
    under Distribution and/or Service
    (12b-1) Fees ([    ]%), [    ]% in
    interest expenses, [    ]% in
    trustees' expenses and [    ]% in
    miscellaneous expenses incurred
    during the most recent fiscal year.

Examples. The Examples below are
intended to help you compare the cost
of investing in Class D shares of the
Fund with the costs of investing in
other mutual funds. The Examples assume
that you invest $10,000 in Class D
shares for the time periods indicated,
and then redeem all your shares at the
end of those periods. The Examples also
assume that your investment has a 5%
return each year, the reinvestment of
all dividends and distributions, and
the Fund's operating expenses remain
the same. Although your actual costs
may be higher or lower, the Examples
show what your costs would be based on
these assumptions.

                                                   Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------------------------
Class D                                            $[    ]    $[    ]    $[    ]    $[    ]
-------------------------------------------------------------------------------------------




                                                                  Prospectus 19

               PIMCO RCM Global Healthcare Fund

--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                            Approximate Capitalization Range
Investment      Seeks long-term capital appreciation Equity securities of companies in the All capitalizations
and Strategies                                       healthcare industry
                Fund Category                                                              Dividend Frequency
                Global Stocks                        Approximate Number of Holdings        At least annually
                                                     40-80

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies in the healthcare industry. The Fund's assets will be invested in companies located in at least three different countries, which may include the United States. The Fund currently expects the majority of its foreign investments to be in Asia and Western Europe. The Fund may also invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million (as measured at the time of purchase).

               The Fund considers the healthcare industry to include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental and optical products. The Fund considers such companies to be principally engaged in the healthcare industry if they derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the healthcare sector, or, at least 50% of their assets are devoted to such activities.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that are likely to offer the best investment opportunities. The portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the Russell Mid-Cap Healthcare Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk              .Derivatives Risk                    . Focused Investment Risk
.. Issuer Risk              .Sector Specific Risk                . Leveraging Risk
.. Growth Securities Risk   .Foreign (non-U.S.) Investment Risk  . Credit Risk
.. Smaller Company Risk     .Emerging Markets Risk               . Turnover Risk
.. Liquidity Risk           .Currency Risk                       . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


20  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The
               Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns -- Class D   More Recent Return Information
                                         ------------------------------------
                                         1/1/03-9/30/03               [    ]%

                                         Highest and Lowest Quarter Returns
                                         (for periods shown in the bar chart)
                                         ------------------------------------
                                         Highest (10/1/99-12/31/99)    39.43%
                                         ------------------------------------
                                         Lowest (1/1/01-3/31/01)      -24.43%


[CHART]

1997    1998    1999    2000    2001
                  2002
------  ------  ------  ------  -------
                 ------
30.00%  25.57%  28.73%  73.37%  -13.80%
                 [   ]%
   Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                      Fund inception
                                                                     1 Year  5 Years  (12/31/96)/(4)/
-----------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]%  [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]%  [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]%  [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
MSCI World Healthcare Index/(2)/                                     [    ]%  [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average/(3)/                       [    ]%  [    ]% [    ]%
-----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International ("MSCI") World Healthcare
    Index is an unmanaged index that includes companies primarily involved in health care equipment and services as well as companies primarily involved in pharmaceuticals and biotechnology. The index meets the classification standards of the Global Industry
    Classification System (GICS) of MSCI and is a subset of the MSCI
    World Index. It is not possible to invest directly in the index.
(3) The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on
    12/31/96.


                                                                  Prospectus 21

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class D shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)            None
Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                               Distribution                         Total Annual
                                Advisory       and/or Service         Other         Fund Operating
                                Fees           (12b-1) Fees/(2)/      Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------------------
Class D                         0.80%          0.25%                  [    ]%       [    ]%
--------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
    Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1)
    Fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds -- Administrative Fees" for details.
    The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or
    Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                Year 1         Year 3                 Year 5        Year 10
--------------------------------------------------------------------------------------------------
Class D                         $[    ]%       $[    ]%               $[    ]%      $[    ]%
--------------------------------------------------------------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Global Small-Cap Fund



--------------------------------------------------------------------------------

Principal       Investment Objective                 Fund Focus                               Approximate Capitalization Range
Investments     Seeks long-term capital appreciation Smaller capitalization equity securities MSCI World Small Cap Index and Strategies
                Fund Category                        Approximate Number of Holdings           Dividend Frequency
                Global Stocks                        55-95                                    At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small Cap Index securities which as of September 30, 2003 would permit the Fund to maintain a weighted-average market capitalization ranging from [$597 million to $903 million]. The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund investor contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 . Market Risk            . Derivatives Risk                   . Currency Risk
 . Issuer Risk            . Sector Specific Risk               . Leveraging Risk
 . Growth Securities Risk . Foreign (non-U.S.) Investment Risk . Credit Risk
 . Smaller Company Risk   . Emerging Markets Risk              . Turnover Risk
 . Liquidity Risk         . Focused Investment Risk            . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 23

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table below show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional
               Class shares. The prior performance has been adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Class D shares. The Fund's total expenses are expected to be higher than the DRCM Fund's historical total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D            More Recent Return Information
                                                  ------------------------------------
                                                  1/1/03-9/30/03               [    ]%
                                                  Highest and Lowest Quarter Returns
                                                  (for periods shown in the bar chart)
                                                  ------------------------------------
                                                  Highest (10/1/99-12/31/99)    64.77%
                                                  ------------------------------------
               [CHART]                            Lowest (7/1/01-9/30/01)      -26.46%

 1997    1998    1999     2000      2001    2002
------  ------  -------  -------  -------  ------
25.17%  19.29%  103.96%  -13.84%  -25.17%  [   ]%

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                           Fund inception
                                                                     1 Year  5 Years       (12/31/96)/(4)/
----------------------------------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                                         [    ]% [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/                         [    ]% [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
MSCI World Small Cap Index/(2)/                                      [    ]% [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
Lipper Global Small Cap Funds Average/(3)/                           [    ]% [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The Morgan Stanley Capital International World Small Cap Index ("MSCI-WSCI") is
    a widely recognized, unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index.
(3) The Lipper Global Small Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limits at least 65% of their investments to companies with market capitalizations less than U.S. $1 billion at the time of purchase. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


24  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None

Redemption Fee (as a percentage of exchange price or amount redeemed)      2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged.
  Redemption Fees are paid to and retained by the Fund and are not sales charges
  (loads). See "How to Buy and Sell Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                 Distribution                        Total Annual
                                    Advisory     and/or Service        Other         Fund Operating
                                    Fees         (12b-1) Fees/(2)/     Expenses/(3)/ Expenses
---------------------------------------------------------------------------------------------------
Class D                             1.00%        0.25%                 [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total
    Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25%
    authorized under the plan is paid under the plan. Please see "Management of the
    Funds -- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the
    National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3) Other Expenses reflect the portion of the Administrative Fee paid by the class
    that is not reflected under Distribution and/or Service (12b-1) Fees ([    ]%)
    and [    ]% in interest expenses incurred during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                    Year 1       Year 3                Year 5        Year 10
---------------------------------------------------------------------------------------------------
Class D                             $[    ]      $[    ]               $[    ]       $[    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 25

               PIMCO RCM Global Technology Fund

--------------------------------------------------------------------------------

Principal         Investment Objective                   Fund Focus                         Approximate Capitalization Range
Investments       Seeks long-term capital appreciation   Equity securities of U.S. and non- At least $500 million
and Strategies                                           U.S. technology-related companies
                  Fund Category                                                             Dividend Frequency
                  Global Stocks                          Approximate Number of Holdings     At least annually
                                                         65-105

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the technology industry. The Fund normally invests in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focuses on those companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The Goldman Sachs Technology and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Sector Specific Risk               .Focused Investment Risk
.. Issuer Risk              . Technology Related Risk            .Leveraging Risk
.. Growth Securities Risk   . IPO Risk                           .Turnover Risk
.. Smaller Company Risk     . Foreign (non-U.S.) Investment Risk .Credit Risk
.. Liquidity Risk           . Emerging Markets Risk              .Management Risk
.. Derivatives Risk         . Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (1/20/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares. The
               Fund's total expenses are expected to be higher than the DRCM
               Fund's historical


26  PIMCO Funds: Multi-Manager Series
               total expenses. If the DRCM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                    More Recent Return Information
                                                          ------------------------
                                    [CHART]               1/1/03-9/30/03               [    ]%

 1996    1997    1998    1999     2000     2001     2002  Highest and Lowest Quarter Returns
------  ------  ------  -------  -------  -------  ------ (for periods shown in the bar chart)
26.10%  26.77%  60.66%  182.53%  -14.60%  -39.55%  [   ]% ------------------------------------
                                                          Highest (10/1/99-12/31/99)    82.74%
                                                          ------------------------------------
                                                          Lowest (10/1/00-12/31/00)    -34.54%

     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                Fund inception
                                                1 Year  5 Years (12/27/95)/(4)/
-------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/    [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                       [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/             [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/   [    ]% [    ]% [    ]%
-------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Goldman Sachs Technology index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on 12/27/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                   None
Redemption Fee (as a percentage of exchange price or amount redeemed)        2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00%
  of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and Sell
  Shares--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                         Distribution                    Total Annual
                                                Advisory and/or Service    Other         Fund Operating
                                                Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
-------------------------------------------------------------------------------------------------------
Class D                                         0.95%    0.25%             [    ]%       [    ]%
-------------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940.
   Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be
   Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details.
   The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                                Year 1   Year 3            Year 5        Year 10
-------------------------------------------------------------------------------------------------------
Class D                                         $[    ]  $[    ]           $[    ]       $[    ]
-------------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO RCM International Growth Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity securities of companies All capitalizations worldwide
                      Fund Category                                                       Dividend Frequency
                      International Stocks                 Approximate Number of Holdings At least annually
                                                           75-115

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI-EAFE Index and the MSCI-ACWI Ex-U.S. Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

.. Market Risk               . Derivatives Risk                       . Focused Investment Risk
.. Issue Risk                . Sector Specific Risk                   . Leveraging Risk
.. Growth Securities Risk    . Foreign (non-U.S.) Investment Risk     . Turnover Risk
.. Smaller Company Risk      . Emerging Markets Risk                  . Credit Risk
.. Liquidity Risk            . Currency Risk                          . Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual Total
               Returns table on the next page show summary performance information for the DRCM Fund. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the DRCM Fund's
               Class D shares (3/10/99), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table reflects performance of the DRCM Fund's Institutional Class shares. The prior performance has been adjusted to reflect the distribution and/or service
               (12b-1) fees and other expenses paid by Class D shares.


28  PIMCO Funds: Multi-Manager Series

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class D                           More Recent Return Information
                                                                 ------------------------------------
                                    [CHART]                      1/1/03-9/30/03               [    ]%

 1995    1996    1997    1998    1999     2000     2001    2002  Highest and Lowest Quarter Returns
------  ------  ------  ------  ------  -------  -------  ------ (for periods shown in the bar chart)
17.69%  19.02%  17.64%  13.53%  60.27%  -26.95%  -32.23%  [   ]% ------------------------------------
                                                                 Highest (10/1/99-12/31/99)    41.21%
                                                                 ------------------------------------
     Calendar Year End (through 12/31)                           Lowest (1/1/01-3/31/01)      -18.45%

Average Annual Total Returns (for periods ended 12/31/02)
                                                                   Fund inception
                                                   1 Year  5 Years (5/22/95)/(5)/
---------------------------------------------------------------------------------
Class D -- Before Taxes/(1)/                       [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on Distributions/(1)/       [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Class D -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                               [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
MSCI-EAFE Index/(2)/                               [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3)/                       [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
Lipper International Funds Average/(4)/            [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as
   401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Europe Australasia Far East
   ("MSCI-EAFE") Index is a widely recognized, unmanaged index of issuers in the countries of Europe, Australia and the Far East. It is not possible to invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MSCI-ACWI") Ex-U.S. Index is a
   widely recognized, unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the
   United States. It is not possible to invest directly in the index.
(4)The Lipper International Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest their assets in securities with primary trading markets outside of the United States. It does not take into account sales charges.
(5)The Fund began operations on 5/22/95.Index comparisons begin on 5/22/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class D shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None


Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to
  2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "How to Buy and
  Sell Shares--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                     Distribution                     Total Annual
                                           Advisory  and/or Service     Other         Fund Operating
                                           Fees      (12b-1) Fees/(2)/  Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------
Class D                                    0.50%     0.25%              [    ]%       [    ]%
----------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of
   0.95% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the
   Funds-- Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of
   Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be
   "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)Other Expenses reflect the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1    Year 3             Year 5        Year 10
----------------------------------------------------------------------------------------------------
Class D                                    $[    ]   $[    ]            $[    ]       $[    ]
----------------------------------------------------------------------------------------------------


                                                                  Prospectus 29

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         The Funds may place particular emphasis on equity securities of
Securities     companies that its portfolio manager or portfolio management
Risk           team believes will experience relatively rapid earnings growth.
               Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Global, NACM Pacific
               Rim, PEA Innovation, RCM Biotechnology, RCM Emerging Markets,
               RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM
               Global Technology and RCM International Growth Equity Funds generally have substantial exposure to this risk.

IPO Risk The Funds, particularly the PEA Innovation, RCM Biotechnology and RCM Global Technology Funds, may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


30  PIMCO Funds: Multi-Manager Series

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All of the Funds may use derivatives, which are financial
Risk           contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques -- Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on those Funds than they would on a Fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. The RCM Global Healthcare Fund concentrates its investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process. Other funds may make significant investments in the healthcare industry and may also be subject to these risks.

               Technology Related Risk. Because the PEA Innovation Fund concentrates its investments in companies which utilize innovative technologies, and the RCM Global Technology concentrates its investments in the technology industry, they are subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds, such as the RCM Global Small-Cap Fund, may also be subject to these risks to the extent they invest a substantial portion of their assets in technology or technology-related companies.

               Biotechnology Related Risk. Because the RCM Biotechnology Fund concentrates its investments in the biotechnology industry, it is subject to risks particular to that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds may also be subject to these risks to the extent they invest their assets in biotechnology companies.

Foreign        Because all the Funds invest a substantial portion of their
(non-U.S.)     assets in foreign securities, they may experience more rapid and
Investment     extreme changes in value than Funds that invest exclusively in
Risk           securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
               Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
               Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.


                                                                  Prospectus 31

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. The NACM Pacific Rim fund may invest a significant portion of its assets in emerging markets. The NACM Global, NACM
               International, RCM Biotechnology, RCM Global Healthcare, RCM
               Global Small-Cap, RCM Global Technology and RCM International
               Growth Equity Funds also may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment
               Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International, NACM Pacific Rim, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Biotechnology, RCM Europe, RCM Global
               Healthcare, RCM Global Technology and RCM International Growth
               Equity Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The NACM Pacific Rim, RCM Emerging Markets, RCM Europe, and RCM Global Small-Cap Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the PEA Innovation
               Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because the Fund normally
               "concentrates" its investments in those companies. Similarly, the RCM Biotechnology, RCM Global Technology and RCM Global
               Healthcare Funds are vulnerable to events affecting, respectively, biotechnology companies, technology companies and companies in the healthcare industry because these Funds normally "concentrate" their investments in such companies.
               Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk.


32  PIMCO Funds: Multi-Manager Series

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.

               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." The NACM International Fund is expected to have a portfolio turnover rate greater than 200%. The NACM Global and NACM Pacific Rim Funds are expected to have portfolio turnover rates greater than 300%. Certain of the other Funds are also particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The RCM Emerging Markets Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


                                                                  Prospectus 33

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Global and NACM International Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Global and NACM International Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are recently organized and do not have a full calendar year performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR")(1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.
               --------
               (1)AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


34  PIMCO Funds: Multi-Manager Series

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.

Prior Performance of Similar Accounts Relating to the NACM Global Fund

                     Nicholas-Applegate Nicholas-Applegate      MSCI All Country
Year                 Global Select Fund Global Select Composite World Index Free/(1)/
-------------------------------------------------------------------------------------
1998                 46.18%             48.13%                        21.97%
-------------------------------------------------------------------------------------
1999                 129.35%            132.41%                       26.82%
-------------------------------------------------------------------------------------
2000                 (15.15)%           (15.54)%                      (13.94)%
-------------------------------------------------------------------------------------
2001                 (20.37)%           (19.30)%                      (15.91)%
-------------------------------------------------------------------------------------
2002                 [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
10/1/02-9/30/03      [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
10/1/97-9/30/03      [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
Since Inception/(2)/ [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------

            (1) The Morgan Stanley Capital International ("MSCI") All Country
                World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
            (2) September 30, 1997.

Prior Performance of Similar Accounts Relating to the NACM International Fund

                       Nicholas-Applegate   Nicholas-Applegate
                       International Core   International Equity   MSCI EAFE
Year                   Growth Fund          Composite              Index/(1)/
------------------------------------------------------------------------------
1997                   30.63%               32.47%                 1.78%
------------------------------------------------------------------------------
1998                   21.54%               23.65%                 20.00%
------------------------------------------------------------------------------
1999                   69.07%               69.72%                 26.96%
------------------------------------------------------------------------------
2000                   (23.08)%             (23.62)%               (14.17)%
------------------------------------------------------------------------------
2001                   (27.97)%             (27.58)%               (21.44)%
------------------------------------------------------------------------------
2002                   [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
10/1/02-9/30/03        [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
10/1/97-9/30/03        [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
Since Inception/(2)/   [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------

            (1) Morgan Stanley Capital International Europe, Australia, Far
                East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
            (2) December 27, 1996.


                                                                  Prospectus 35

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[    ] billion in assets under
               management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage the Funds' investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

   Fund                                                         Advisory Fees
   --------------------------------------------------------------------------
   RCM International Growth Equity Fund                             0.50%
   PEA Innovation Fund                                              0.65%
   NACM Global and NACM International Funds*                        0.70%
   RCM Europe and RCM Global Healthcare Funds                       0.80%
   NACM Pacific Rim* and RCM Biotechnology Funds                    0.90%
   RCM Global Technology Fund                                       0.95%
   RCM Emerging Markets and RCM Global Small-Cap Funds              1.00%

              * From the beginning of the most recently completed fiscal year
                (7/1/02) until July 19, 2002, the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund's predecessor, paid advisory fees to NACM at an annual rate of 1.00%. The other NACM Funds commenced operations on July 19, 2002 and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for the NACM Global, NACM International and the RCM Funds are the Funds' current advisory fee rates.

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Class D shareholders
Fees of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               The Adviser or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).


36  PIMCO Funds: Multi-Manager Series

               Class D shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):

Fund                                                                             Administrative Fees*
-----------------------------------------------------------------------------------------------------
PEA Innovation Fund                                                                     0.65%
RCM Biotechnology Fund                                                                  0.70%
RCM Global Healthcare and RCM Global Technology Funds                                   0.80%
NACM Global and RCM Global Small-Cap Funds                                              0.85%
NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM
 International Growth Equity Funds                                                      0.95%

              * As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the Administrative Fee rate set forth above as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the aggregate Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (the remainder of the Administrative Fee). If none of the 0.25% authorized under the 12b-1 Plan for Class D Shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1) Fees" would be 0.00% and the fees paid under the column reading "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee remains the same.

12b-1 Plan     The Funds' administration agreement includes a plan for Class D
for Class D    shares that has been adopted in conformity with the requirements
Shares         set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.
               The "Annual Fund Operating Expenses" tables on the prior pages show the Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other
               Expenses." If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading "Distribution and/or Service (12b-1)
               Fees" would be 0.00% and the fees paid under the column reading
               "Other Expenses" would increase by 0.25% accordingly so that the total Administrative Fee would remain the same.

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

Sub-Adviser*                             Funds
--------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital Management    NACM Global, NACM International and NACM Pacific RIm Funds (the
LLC ("NACM")                             "NACM Funds")
600 West Broadway
San Diego, CA 92101
--------------------------------------------------------------------------------------------------------
PIMCO Equity Advisors LLC ("PIMCO        PEA Innovation
Equity Advisors")
1345 Avenue of the Americas, 50th Floor
New York, NY 10105
--------------------------------------------------------------------------------------------------------
Dresdner RCM Global Investors LLC        RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM
("Dresdner RCM")                         Global Healthcare, RCM Global Small-Cap, RCM Global Technology
4 Embarcadero Center                     and RCM International Growth Equity (the "RCM Funds")
San Francisco, CA 94111
--------------------------------------------------------------------------------------------------------
* Eachof the Sub-Advisers is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers and portfolio management teams who or which have or share primary responsibility for managing the Funds' investments.


                                                                  Prospectus 37

NACM Organized in 1984, Nicholas-Applegate provides advisory services to mutual funds and institutional accounts. As of September 30,
               2003, Nicholas-Applegate had approximately $[    ] billion in
               assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.


Fund         Portfolio Managers   Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------
NACM Global Catherine Nicholas    2002 (inception) Nicholas-Applegate's Chief Investment Officer from 1999 to
                                                   August, 2002. She is responsible for management of
                                                   Nicholas-Applegate's global equities Strategies. Ms. Nicholas joined the firm in 1987 and has 18 years' prior investment experience with Professional Asset Securities, Inc. and Pacific
                                                   Century Advisors.

            Pedro Marcal          2002 (inception) Lead Portfolio Manager for the Nicholas-Applegate Global Select
                                                   Strategies since 2001. Lead Portfolio Manager for the
                                                   Nicholas-Applegate Emerging Countries Strategies from 1994-2001.
                                                   He has 5 years' prior investment management experience with A.B.
                                                   Laffer & Associates and A-Mark Precious Metals.


            Nicholas Melhuish     2003             Lead Portfolio Manager for Nicholas-Applegate Global Equities
                                                   strategies since 2003. He has 12 years' prior experience with
                                                   Putnam Investments and Schroder Investment Management.
            Loretta Morris        2002 (inception) Lead Portfolio Manger for Nicholas-Applegate International Core
                                                   Growth Strategies since 1996, International Growth Opportunities
                                                   Strategies since 1997, Nicholas-Applegate Global Strategies since
                                                   1993. She has 10 years' prior investment management experience with Collins Associates.
            Andrew Beal           2002 (inception) Lead Portfolio Manger for the Nicholas-Applegate Emerging
                                                   Countries Strategies since 2001. He has 10 years' prior
                                                   experience with Schroder Investment Management (UK) LTD.

            Melisa Grigolite, CFA 2002 (inception) Portfolio Manager for the Nicholas-Applegate's International
                                                   Growth Strategies since 1997. Ms. Grigolite joined the firm in
                                                   1991. She has 11 years' prior experience.

            Michael Fredericks    2002 (inception) International Product Specialist with Nicholas-Applegate since
                                                   2001. He has 7 years' of prior investment experience with Callan
                                                   Associates; Baring Asset Management; Bank of America; Berger
                                                   Barnett Investment Partners and Dean Witter Reynolds, Inc.



38  PIMCO Funds: Multi-Manager Series

Fund               Portfolio Managers    Since            Recent Professional Experience
---------------------------------------------------------------------------------------------------------------------------
NACM International Loretta Morris        2002 (inception) See Above
                   Andrew Beal           2002 (inception) See Above
                   Jon Borchardt         2002 (inception) Investment Analyst for the Nicholas-Applegate International
                                                          Strategies since 1996. He has 5 years' prior experience as a
                                                          International Account Administrator with Nicholas-Applegate
                                                          Capital Management and interned with Lehman Brothers Global Real
                                                          Estate Group.
                   Jason Campbell        2002 (inception) Portfolio Manager for the Nicholas-Applegate International
                                                          Strategies since 1998. He has prior experience with San Diego
                                                          State University Economics Department.
                   John Casarietti       2002 (inception) Investment Analyst for Nicholas-Applegate Emerging Countries
                                                          Strategies since 2001 and Account Administrator 1998 to 2001.
                                                          His experience includes responsibilities in the firm's
                                                          operations department and 4 years' prior experience with
                                                          Interbank Funding Group and Barron Chase Securities.
                   Michael Fredericks    2002 (inception) See Above
                   Melisa Grigolite, CFA 2002 (inception) See Above
                   Rebecca Hagstrom,     2002 (inception) Investment Analyst for Nicholas-Applegate Emerging Countries
                   CFA                                    Fund since 2000. She has 5 years' prior experience with
                                                          Prudential Global Asset Management; Prudential Capital Group and
                                                          Prudential Realty Group.


                                                                  Prospectus 39

Fund             Portfolio Managers Since            Recent Professional Experience
-------------------------------------------------------------------------------------------------------------
                 Karl Richtenburg   2002 (inception) Investment Analyst for Nicholas-Applegate International
                                                     Strategies since 2001. He has 8 years' prior investment
                                                     experience with GE Asset Management, International
                                                     Equities and GFI Group Ltd., London.
                 Eric Sagmeister    2002 (inception) Investment Analyst for Nicholas-Applegate's
                                                     International Strategies since 1995. His experience
                                                     with Nicholas-Applegate includes 5 years' as a trade
                                                     settlement coordinator and in the operations
                                                     department. Previously with Qualcomm Communications
NACM Pacific Rim Shu Nung Lee, CFA  October, 2002    Portfolio Manager for the Nicholas-Applegate Pacific
                                                     Rim Strategies and International Strategies. Prior to
                                                     joining the firm in 2002, he was vice president and
                                                     senior research analyst on the Japan equity research
                                                     team and head of the Japan and Asia automotive team
                                                     with Lehman Brothers of Tokyo. Mr. Lee has six years of
                                                     investment research experience.
                 Andrew Beal        2001*            See Above
                 Karl Richtenburg   2001*            See Above
                 Jason Campbell     1998*            See Above
                 John Casarietti    2001*            See Above
                 Michael Fredericks 2001*            See Above

               * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor.

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30,
               2003, of approximately $[    ] billion. See "Investment Adviser
               and Administrator" above for additional information about ADAM of America.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the PEA Innovation Fund prior to March 6, 1999.

Fund           Portfolio Managers Since Recent Professional Experience
-------------------------------------------------------------------------------------
PEA Innovation   Mr. McKechnie    1998  Portfolio Manager of PIMCO Equity Advisors.
                                        Prior to joining ADAM of America, he was
                                        with Columbus Circle Investors from 1991 to
                                        1999, where he managed equity accounts and
                                        served in various capacities including as
                                        Portfolio Manager for the Innovation Fund.
                                        Mr. McKechnie received an M.B.A. from
                                        Columbia Business School and a degree in
                                        electrical engineering from Purdue
                                        University.


               During December, 2001, the sub-advisory functions performed by PIMCO Equity Advisors, a division of ADAM of America, and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were subject to the approval of the Trust's Board of Trustees.



40  PIMCO Funds: Multi-Manager Series

Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM provides advisory
               services to mutual funds and institutional accounts. Dresdner
               RCM was originally formed as Rosenburg Capital Management in
               1970, and it and its successors have been consistently in
               business since then. As of September 30, 2003, Dresdner RCM had
               approximately $[    ] billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund.

               The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund.

               The International Equity Portfolio Management Team, is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Europe Fund and RCM Emerging Market Fund.

               The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team.

Adviser/Sub-   Shareholders of each Fund (except the PEA Innovation Fund) have
Adviser        approved a proposal permitting the Adviser to enter into new or
Relationship   amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange
               Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. Because each of the Funds may invest a significant portion of its assets outside the United States, the calculation of the Funds respective NAVs may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.


                                                                  Prospectus 41

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General        . Financial Service Firms.  Broker-dealers, registered
Information    investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services.
               Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

               Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. A firm may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

               This Prospectus should be read in connection with your firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees, as discussed below under "Redemption Fees." NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying Shares  Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See "Financial Service Firms" above.

               You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.


42  PIMCO Funds: Multi-Manager Series

               Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class D
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. Accounts for any Fund with a balance of $2,500 or less may be charged an annual small account fee of $16. In addition, if your balance for any Fund remains below the minimum for three months or longer, the Administration has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class D shares.
               Unless eligible for a waiver, shareholders who exchange shares of the Funds within 30 days of their acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Unless subject to a Redemption Fee, shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.
               In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax
               Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.


                                                                  Prospectus 43

Selling        You can sell (redeem) Class D shares through your financial
Shares         service firm on any day the New York Stock Exchange is open.
               Unless eligible for a waiver, shareholders who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See
               "Redemption Fees" below. You do not pay any other fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

               Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption     Investors in Class D shares of the Funds will be subject to a
Fees           "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged.
               Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The
               Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents please
Documents      contact your financial service firm. Within 30 days after
               receipt of your request your financial service firm will begin sending you individual copies.


44  PIMCO Funds: Multi-Manager Series

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

               . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

               Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-PIMCO.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Funds, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain


                                                                  Prospectus 45
               rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               The PEA Innovation Fund will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. The Fund may also invest a portion of its assets in fixed income securities. The Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions.

               Under normal market conditions, the NACM Funds and RCM Funds will invest primarily in equity securities. In addition, the RCM Biotechnology, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest up to 20% of their total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or


46  PIMCO Funds: Multi-Manager Series
               guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the NACM Funds or RCM Emerging Markets Fund's portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

               The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The RCM Global Small-Cap Fund invests
Capitalizationsprimarily in smaller companies and is especially sensitive to the risks described below. In addition, the NACM Global, NACM
               Pacific Rim, PEA Innovation, RCM Biotechnology, RCM Emerging
               Markets, RCM Europe, RCM Global Healthcare, RCM Global
               Technology and RCM International Growth Equity Funds generally have substantial exposure to these risks.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the PEA Innovation, RCM Biotechnology
Public         and RCM Global Technology Funds, may purchase securities in
Offerings      initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.


                                                                  Prospectus 47

Foreign        The NACM Global and NACM International Funds invest principally
(non-U.S.)     in securities of foreign issuers, securities traded principally
Securities     in securities markets outside the United States and/or
               securities denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities located within the Pacific Rim. The PEA
               Innovation Fund may invest up to 40% of its assets in foreign securities.

               For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each RCM Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

               Certain Funds, particularly the NACM Global, NACM International and RCM Europe Funds, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Emerging
               Markets Fund normally invests at least 80% of its assets in emerging market securities. The NACM Pacific Rim, RCM
               Biotechnology, RCM Global Healthcare, RCM Global Small-Cap, RCM
               Global Technology, RCM International Growth Equity and RCM
               Europe Funds may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing


48  PIMCO Funds: Multi-Manager Series
               and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the NACM Global, NACM International, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The NACM Funds, the PEA Innovation Fund, as well as certain of the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. The Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. Each Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.


                                                                  Prospectus 49

Derivatives    Each of the Funds may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies, and also may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.


50  PIMCO Funds: Multi-Manager Series

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the RCM Emerging Markets
               Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.


                                                                  Prospectus 51

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     Each Fund may invest up to 5% of its assets in other investment
in Other       companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Global and NACM Pacific Rim Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Funds that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of the PEA Innovation Fund and the NACM
Investment     Funds described in this Prospectus may be changed by the Board
Objectives     of Trustees without shareholder approval. The investment
and Policies   objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of


52  PIMCO Funds: Multi-Manager Series
               transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Pacific Rim and the RCM Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(SM)/ Research in addition to their traditional research activities. Grassroots/(SM)/ Research is a division of Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 53

               Financial Highlights

               The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions.

               For the RCM Funds, the financial information shown below for periods prior to February 1, 2002, is that of the corresponding series of Dresdner RCM Global Funds, Inc., which were reorganized into the RCM Funds on February 1, 2002. For the NACM Pacific Rim Fund, the information shown below reflects the financial results for Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the predecessor to the NACM Pacific Rim Fund. The Nicholas-Applegate Pacific Rim Fund reorganized into the NACM Pacific Rim Fund on July 20, 2002. The Nicholas-Applegate Pacific Rim Fund did not offer shares corresponding to the NACM Pacific Rim Fund's Class D shares. The performance shown below for the NACM Pacific Rim Fund is better than that which would have been achieved by Class D shares of the NACM Pacific Rim Fund because of the higher fees and expenses associated with Class D shares. The information with respect to the NACM Pacific Rim Fund has been audited by
               [        ], independent auditors, whose report, along with the
               Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2003. These audited financial statements and highlights are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

               Except with respect to the NACM Pacific Rim Fund, this
               information has been audited by [        ], whose report, along
               with each Fund's financial statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Since the NACM Funds (other than the NACM Pacific Rim Fund) have only recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds. [To be updated by post-effective amendment.]


                                           Net Asset      Net       Net Realized                   Dividends  Distributions
Year or                                      Value    Investment   and Unrealized   Total Income    from Net    from Net
Period                                     Beginning Income (Loss) Gains (Loss) on from Investment Investment   Realized
Ended                                      of Period      (1)        Investments     Operations      Income   Capital Gains
---------------------------------------------------------------------------------------------------------------------------
NACM Pacific Rim Fund--Institutional Class
  4/1/02-6/30/02                            $ 7.22      $ 0.00         $ 0.00          $ 0.00        $0.00       $  0.00
  3/31/02                                     6.93        0.05           0.24            0.29         0.00          0.00
  3/31/01                                    25.45       (0.08)         (7.10)          (7.18)        0.00        (11.34)
  3/31/00                                    12.33       (0.11)         16.15           16.04         0.00         (2.92)
  3/31/99                                    12.66       (0.07)         (0.26)          (0.33)        0.00          0.00
  12/31/97 (commenced) -3/31/98              12.50        0.02           0.14            0.16         0.00          0.00

--------
(1)Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)Total returns are not annualized for periods less than one year.
(3)Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)Net expenses include certain items not subject to expense reimbursement.


                     Net Asset    Net       Net Realized/  Total Income Dividends  Distributions
Year or                Value   Investment     Unrealized   (Loss) from   from Net    from Net
Period               Beginning   Income     Gain (Loss) on  Investment  Investment   Realized
Ended                of Period   (Loss)      Investments    Operations    Income   Capital Gains
------------------------------------------------------------------------------------------------
PEA Innovation Fund
  06/30/02            $28.92     $(0.24)(a)    $(14.81)(a)   $(15.05)     $0.00       $ 0.00
  06/30/01             72.72      (0.47)(a)     (36.98)(a)    (37.45)      0.00        (6.35)
  06/30/00             37.52      (0.59)(a)      42.18 (a)     41.59       0.00        (6.39)
  06/30/99             24.28      (0.29)(a)      14.79 (a)     14.50       0.00        (1.26)
  04/08/98-06/30/98    21.50      (0.05)(a)       2.83 (a)      2.78       0.00         0.00

--------
 * Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(b)Ratio of expenses to average net assets excluding trustee's expense is 1.30%.


54  PIMCO Funds: Multi-Manager Series

               Net                                                          Ratio of Net
              Asset            Net    Ratio of                               Investment
              Value          Assets,  Expenses                                 Income
               End   Total   End of  to Average      Expense        Net      (Loss) to    Portfolio
    Total       of   Return  Period     Net     (Reimbursements)/ Expenses    Average     Turnover
Distributions Period  (2)    (000's) Assets (3)  Recoupment (3)   (3),(4)  Net Assets (3)   Rate
---------------------------------------------------------------------------------------------------
   $  0.00    $ 7.30   1.11% $11,575    3.20%         (1.76)%       1.44%       0.00%         66%
      0.00      7.22   4.18   11,429    3.57          (2.12)        1.45        0.70         390
    (11.34)     6.93 (36.44)   2,026    8.20          (6.42)        1.78       (0.60)       1180
     (2.92)    25.45 136.92    3,821    6.25          (4.63)        1.62       (0.55)        424
      0.00     12.33  (2.69)   1,099   14.68         (13.11)        1.57       (0.67)        450
      0.00     12.66   1.28    1,197    4.50          (3.10)        1.40        0.74          86

                                   Net                     Ratio of Net
                                 Assets,                    Investment
              Net Asset          End of  Ratio of Expenses Income (Loss) Portfolio
    Total     Value End  Total   Period     to Average      to Average   Turnover
Distributions of Period  Return  (000's)    Net Assets      Net Assets     Rate
----------------------------------------------------------------------------------
   $ 0.00      $13.87   (52.04)% $15,830       1.31%(b)        (1.12)%      207%
    (6.35)      28.92   (55.16)   44,384       1.30            (0.96)       271
    (6.39)      72.72   115.85    85,096       1.30            (0.93)       186
    (1.26)      37.52    61.62    18,366       1.30            (0.89)       119
     0.00       24.28    12.93       139       1.30*           (0.99)*      100


                                                                  Prospectus 55


                                                                                             Distributions
                          Net Asset     Net        Net Realized                Distributions   From Net
    Fiscal Year or         Value,    Investment   and Unrealized    Total from   From Net      Realized
        Period            Beginning    Income     Gain (Loss) on    Investment  Investment      Gain on
        Ended             of Period    (Loss)      Investments      Operations    Income      Investments
----------------------------------------------------------------------------------------------------------
RCM Biotechnology Fund
  06/30/2002               $29.80      $(0.32)(a)    $(13.52)(a)     $(13.84)     $ 0.00        $ 0.00
  1/1/2001-06/30/2001       36.39       (0.18)(a)      (6.41)(a)       (6.59)       0.00         (0.00)
  12/31/2000                20.02       (0.37)(a)      16.78 (a)(c)    16.41        0.00         (0.04)
  12/31/1999                11.44       (0.15)(a)      12.03 (a)       11.88        0.00         (3.30)
  12/31/1998                10.00       (0.10)(a)       1.86 (a)        1.76        0.00         (0.32)
  12/30/1997-12/31/1997     10.00        0.00 (a)       0.00 (a)        0.00        0.00          0.00
RCM Global Small-Cap Fund
  06/30/2002               $16.14      $(0.17)(a)    $ (2.79)(a)     $ (2.96)     $ 0.00        $ 0.00
  1/1/2001-06/30/2001       18.59       (0.11)(a)      (2.34)(a)       (2.45)       0.00         (0.00)
  12/31/2000                23.31       (0.26)(a)      (2.96)(a)       (3.22)       0.00         (1.50)
  3/9/1999-12/31/1999       11.63       (0.21)(a)      13.67 (a)       13.46        0.00         (1.78)
RCM Global Technology Fund
  06/30/2002               $32.42      $(0.32)(a)    $(11.63)(a)     $(11.95)     $ 0.00        $ 0.00
  1/1/2001-06/30/2001       50.09       (0.09)(a)     (17.58)(a)      (17.67)       0.00         (0.00)
  12/31/2000                59.13       (0.38)(a)      (8.23)(a)       (8.61)       0.00         (0.43)
  01/20/1999-12/31/1999     24.01       (0.49)(a)      36.99 (a)       36.50        0.00         (1.38)
RCM Global Healthcare Fund
  06/30/2002               $21.65      $(0.19)(a)    $ (4.53)(a)     $ (4.72)     $ 0.00        $(0.68)
  01/1/2001-06/30/2001      24.60       (0.09)(a)      (2.86)(a)       (2.95)       0.00         (0.00)
  12/31/2000                14.25       (0.16)(a)      10.61 (a)       10.45        0.00         (0.10)
  12/31/1999                13.42       (0.11)(a)       3.53 (a)        3.42        0.00         (2.59)
  12/31/1998                11.65       (0.09)(a)       3.02 (a)        2.93        0.00         (1.16)
  12/31/1997                10.00       (0.06)(a)       3.03 (a)        2.97        0.00         (1.32)
RCM International Growth Equity Fund
  06/30/2002               $11.03      $ 0.01 (a)    $ (2.51)(a)     $ (2.50)     $(0.23)       $ 0.00
  1/1/2001-06/30/2001       13.82        0.02 (a)      (2.81)(a)       (2.79)       0.00         (0.00)
  12/31/2000                22.31       (0.05)(a)      (5.99)(a)       (6.04)      (0.26)        (2.19)
  3/9/1999-12/31/1999       14.78        0.01 (a)      9.08 (a)         9.09       (0.16)        (1.40)
RCM Emerging Markets Fund
  06/30/2002               $11.01      $ 0.03 (a)    $ (0.94)(a)     $ (0.91)     $(0.04)       $ 0.00
  1/1/2001-06/30/2001       12.03        0.11 (a)      (1.13)(a)       (1.02)       0.00         (0.00)
  12/31/2000                16.84       (0.04)(a)      (4.22)(a)       (4.26)       0.00         (0.55)
  3/9/1999-12/31/1999        9.13       (0.06)(a)       8.24 (a)        8.18        0.00         (0.47)
RCM Europe Fund
  06/30/2002               $ 9.14      $(0.07)(a)    $ (1.77)(a)     $ (1.84)     $ 0.00        $(0.04)
  1/1/2001-06/30/2001       11.87       (0.01)(a)      (2.72)(a)       (2.73)       0.00         (0.00)
  12/31/2000                16.12       (0.18)(a)      (1.73)(a)       (1.91)       0.00         (2.34)
  12/31/1999                13.66       (0.01)(a)       5.66 (a)        5.65       (0.02)        (3.17)
  12/31/1998                12.59       (0.05)(a)       4.60 (a)        4.55       (0.17)        (3.31)
  12/31/1997                10.66        0.01 (a)       2.70 (a)        2.71       (0.06)        (0.72)

--------

*  Annualized.
(a)Per share amounts based on average number of shares outstanding during the period.
(b)The operating expenses include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended December 31, 1998 and 1999, respectively, for which the insurance carrier has reimbursed the Fund 0.78% ($800,000) of the average net assets for the year ended December 31, 1999.
(c)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.




56  PIMCO Funds: Multi-Manager Series

                                                                       Ratio of
                                           Ratio of       Ratio of       Net
               Net               Net      Expenses to   Expenses to   Investment
              Asset            Assets,    Average Net   Average Net     Income
              Value,            End of    Assets With  Assets Without (Loss) to  Portfolio
    Total     End of  Total     Period    Waiver and     Waiver and    Average   Turnover
Distributions Period  Return  (in 000's) Reimbursement Reimbursement  Net Assets   Rate
------------------------------------------------------------------------------------------
   $ 0.00     $15.96 (46.43)%  $293,216      1.54%          1.54%       (1.32)%      76%
     0.00      29.80 (18.11)    760,362      1.50*          1.50*       (1.27)*      43
    (0.04)     36.39  81.93     908,401      1.50           1.53        (1.06)      250
    (3.30)     20.02 111.39      14,870      1.50           4.53        (1.09)      431
    (0.32)     11.44  17.76       3,911      1.50           4.87        (0.95)      127
     0.00      10.00   0.00       3,000      0.01*          0.01*        0.01*        0
   $ 0.00     $13.18 (18.34)%  $  6,840      1.92%          2.70%       (1.25)%     326%
     0.00      16.14 (13.18)     16,842      1.75*          2.64*       (1.30)*     134
    (1.50)     18.59 (13.84)     15,640      1.75           2.20        (1.06)      202
    (1.78)     23.31 116.97       1,430      1.75*         16.71*       (1.49)*     162
   $ 0.00     $20.47 (36.92)%  $149,774      1.63%          1.65%       (1.19)%     343%
     0.00      32.42 (35.22)    258,371      1.56*          1.56*       (0.45)*     386
    (0.43)     50.09 (14.60)    378,043      1.50           1.50        (0.55)      451
    (1.38)     59.13 152.69      82,330      1.75*          1.99*       (1.32)*     119
   $(0.68)    $16.25 (22.15)%  $166,442      1.54%          1.57%       (0.98)%     145%
     0.00      21.65 (11.99)    240,503      1.50*          1.54*       (0.87)*      69
    (0.10)     24.60  73.37     256,909      1.50           1.64        (0.68)      216
    (2.59)     14.25  28.73       6,284      1.50           4.85        (0.81)      394
    (1.16)     13.42  25.57       5,487      1.50           3.65        (0.69)      154
    (1.32)     11.65  30.00       4,671      1.50           2.93        (0.55)      158
   $(0.23)    $ 8.30 (22.89)%  $  5,904      1.45%          1.80%        0.14%      261%
     0.00      11.03 (20.19)     10,832      1.25*          1.94*        0.33*       84
    (2.45)     13.82 (26.95)      5,124      1.25           2.36        (0.29)      162
    (1.56)     22.31  62.48       1,738      1.25*         10.89*        0.07*      140
   $(0.04)    $10.06  (8.22)%  $  2,047      1.93%          4.50%        0.27%      136%
     0.00      11.01  (8.48)      2,168      1.75*          6.29*        1.80*       54
    (0.55)     12.03 (25.29)      2,170      1.75           5.88        (0.29)      162
    (0.47)     16.84  90.31         299      1.75*         79.18*       (0.68)*     216
   $(0.04)    $ 7.26 (20.19)%  $ 27,552      2.02%          2.45%       (0.88)%     215%
     0.00       9.14 (23.00)     48,663      1.60(b)*       2.02(b)*    (0.11)*      87
    (2.34)     11.87 (11.39)     61,502      1.60(b)        2.07(b)     (1.12)      173
    (3.19)     16.12  43.59      67,910      1.03(b)        2.01(b)     (0.11)      203
    (3.48)     13.66  37.40     191,338      0.00(b)        1.97(b)      0.00       114
    (0.78)     12.59  25.70     176,414      0.00           1.30         0.00        85


                                                                  Prospectus 57

               PIMCO Funds: Multi-Manager Series
               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, CT 06902

               You may also contact your financial service firm for additional information.

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

               [LOGO] PIMCO
               ADVISORS

               File No. 811-6161


58  PIMCO Funds: Multi-Manager Series

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               INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Funds: Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

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               SUB-ADVISERS

               Nicholas-Applegate Capital Management LLC, PIMCO Equity Advisors LLC, Dresdner RCM Global Investors LLC

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               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

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               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

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               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

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               INDEPENDENT ACCOUNTANTS

               [          ]

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               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

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               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

Overview


This Prospectus describes the PIMCO Asset Allocation Fund, a mutual fund offered by PIMCO Funds: Multi-Manager Series.

The Fund invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.


Asset Allocation Fund

Investment Objective     Allocation Strategy    Target Range
Seeks long-term capital  Underlying Stock Funds 60%    50%-70%
appreciation and current Underlying Bond Funds  40%    30%-50%
income

Dividend Frequency
Quarterly

Key Concepts


The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Fund invests only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Fund invests are called Underlying Funds or Funds in this Prospectus.
   Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds.
   The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%-70%) of the Fund's assets will be allocated among Underlying Stock Funds and 40% (range of 30%-50%) among Underlying Bond Funds. Other important characteristics are described in the Fund Summary beginning on page 6, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 11.

Risk/Return Comparison
You should choose the Fund based on personal investment objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the Fund might be suitable if you have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.
   It is possible to lose money on an investment in the Fund. While the Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program. The fact that the Fund may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Strategies
PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as the investment adviser to the Fund. The Adviser selects the Underlying Funds in which the Fund may invest. The Adviser's Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by the Adviser


                                      PIMCO Asset Allocation Fund Prospectus 3

according to the Fund's equity/fixed income allocation targets and ranges. The Committee attempts to diversify the Fund's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.
   The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).
   Please see "Underlying Funds" in this Prospectus for a description of the Underlying Funds as categorized by their investment styles and main investments.
   The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Asset Allocation Committee does not allocate the Fund's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.
   The Committee then allocates the Fund's assets among the Underlying Funds selected by the Adviser to fill out the asset class and sub-class weightings it has identified according to the Fund's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate the Fund's assets in varying percentages among any or all of the Underlying Funds selected by the Adviser based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of Funds" Structure and Expenses
The term "fund of funds" is used to describe mutual funds, such as the Fund, that pursue their investment objectives by investing in other mutual funds. Your cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and


4   PIMCO Asset Allocation Fund Prospectus

bonds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Portfolio Descriptions and Fees
The following Fund Summary identifies the Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins after the Fund Summary. A fuller discussion of the Fund's investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.


                                      PIMCO Asset Allocation Fund Prospectus 5

Fund Summary

Principal Investments and Strategies
The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%-70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%-50%) of its assets in Underlying Bond Funds. The Fund's fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers.
   Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Fund's assets among particular Underlying Funds.
   The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.
   Based on the Fund's equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

Principal Risks
Allocation Risk The Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds. A principal risk of investing in the Fund is that the Asset Allocation Committee's allocation techniques and decisions and/or the Adviser's selection of Underlying Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.
   Underlying Fund Risks The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund's allocation among the Underlying Funds will vary, your investment may be subject to any and all of these risks at different times and to different degrees.
   Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are:

..Market Risk              .Credit Risk               .Emerging Markets Risk
..Issuer Risk              .High Yield Risk           .Currency Risk
..Value Securities Risk    .Mortgage Risk             .Focused Investment Risk
..Growth Securities Risk   .Liquidity Risk            .Leveraging Risk
..Smaller Company Risk     .Derivatives Risk          .Management Risk
..Interest Rate Risk       .Foreign Investment Risk

Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.


6   PIMCO Asset Allocation Fund Prospectus

Performance Information
Shown below is summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indexes and an index of mutual funds. The bar chart and the information below it show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A

                                    [CHART]

   1999     2000     2001     2002
   ----     ----     ----   -------
  12.03%    4.32%   -3.76%   [  ]%



                       Calendar Year End (through 12/31)

More Recent Return Information
------------------------------------ -
1/1/03-9/30/03               [    ]%
------------------------------------ -

More Recent Return Information
(for periods shown in the bar chart)
------------------------------------ -
Highest (10/1/99-12/31/99)     9.40%
------------------------------------ -
Lowest (7/1/01-9/30/01)       -6.70%
------------------------------------ -


                                      PIMCO Asset Allocation Fund Prospectus 7

Average Annual Total Returns (for periods ended 12/31/02)

                                                                            Fund Inception
                                                                   1 Year   (9/30/98)(6)
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Class A -- Before Taxes(1)                                          [    ]%  [    ]%
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Class A -- After Taxes on Distributions(1)                          [    ]%  [    ]%
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Class A -- After Taxes on Distributions and Sale of Fund Shares(1)  [    ]%  [    ]%
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Class B                                                             [    ]%  [    ]%
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Class C                                                             [    ]%  [    ]%
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Russell 3000 Index(2)                                               [    ]%  [    ]%
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Lehman Brothers Aggregate Bond Index(3)                             [    ]%  [    ]%
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Lipper Balanced Fund Average(4)                                     [    ]%  [    ]%
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Blended Index(5)                                                    [    ]%  [    ]%
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(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.
(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
(4) The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
(5) The Blended Index represents the blended performance of a hypothetical index developed by the Adviser made up of 48% Russell 3000 Index, 12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indexes.
(6) The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.


8   PIMCO Asset Allocation Fund Prospectus

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

                                            Maximum Contingent Deferred
        Maximum Sales Charge (Load)         Sales Charge (Load) (as a
        Imposed on Purchases                percentage
        (as a percentage of offering price) of original purchase price)
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Class A 5.50%                               1%(1)
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Class B None                                5%(2)
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Class C None                                1%(3)
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(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                     Other Expenses
                                     --------------------------------
                     Distribution                                    Total Annual
            Advisory and/or Service  Administrative Underlying       Fund Operating
Share Class Fees     (12b-1) Fees(1) Fees(2)        Fund Expenses(3) Expenses
-----------------------------------------------------------------------------------
Class A     None     0.25%           0.40%          [    ]%          [    ]%
-----------------------------------------------------------------------------------
Class B     None     1.00            0.40           [    ]           [    ]
-----------------------------------------------------------------------------------
Class C     None     1.00            0.40           [    ]           [    ]
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(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholders may, de pending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2) The Administrative Fees are subject to a reduction of 0.05% on average net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
(3) Based on expenses incurred during the most recent fiscal year. Underlying Fund Expenses for the Fund are based upon a recent allocation of the Fund's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Fund--Underlying Fund Expenses." Total Annual Fund Operating Expenses and the Examples set forth below are based on the Underlying Fund Expenses the Fund incurred during its most recent fiscal year. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.


                                      PIMCO Asset Allocation Fund Prospectus 9

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares Example: Assuming you do not redeem
            at the end of each period                your shares
----------------------------------------------------------------------------------------
Share Class Year 1     Year 3    Year 5    Year 10   Year 1   Year 3   Year 5   Year 10
----------------------------------------------------------------------------------------
Class A     $[    ]    $[    ]   $[    ]   $[    ]   $[    ]  $[    ]  $[    ]  $[    ]
----------------------------------------------------------------------------------------
Class B      [    ]     [    ]    [    ]    [    ]    [    ]   [    ]   [    ]   [    ]
----------------------------------------------------------------------------------------
Class C      [    ]     [    ]    [    ]    [    ]    [    ]   [    ]   [    ]   [    ]
----------------------------------------------------------------------------------------


10  PIMCO Asset Allocation Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's investments as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary beginning on page 6 and are summarized in this section. There is no guarantee that the Fund will be able to achieve its investment objective.

Allocation Risk
The Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that the Adviser's Asset Allocation Committee will make less than optimal or poor asset allocation decisions and/or that the Adviser will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or the Adviser will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks
Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.
   The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.
   The following summarizes principal risks associated with investments in the Underlying Funds and, indirectly, with your investment in the Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund pro-


                                      PIMCO Asset Allocation Fund Prospectus 11

spectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Market Risk
The market price of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

Issuer Risk
The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value Securities Risk
Each Underlying Stock Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities the Fund's portfolio manager believes are selling at a price lower than their true value. PEA Renaissance, PEA Value, NFJ Small-Cap Value, CCM Capital Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth Securities Risk
Each Underlying Stock Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth. PEA Growth, PEA Target, PEA Opportunity, CCM Capital Appreciation, CCM Mid-Cap, CCM Emerging Companies, RCM Large-Cap Growth, RCM Tax-Managed Growth, RCM International Growth Equity and PEA Innovation Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.


12  PIMCO Asset Allocation Fund Prospectus

Smaller Company Risk
The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. CCM Emerging Companies, NFJ Small-Cap Value, RCM Small-Cap, RCM Emerging Markets, RCM Global Technology, PEA Opportunity and PEA Innovation Funds generally have substantial exposure to this risk. CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds also have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity Risk
Many of the Underlying Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk
Many of the Underlying Funds may, but are not required to, use a number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.
   A description of the various derivative instruments in which the Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.


                                      PIMCO Asset Allocation Fund Prospectus 13

   Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
   Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.
   Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
   Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.
   Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.
   Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
   Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate


14  PIMCO Asset Allocation Fund Prospectus

perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign (non-U.S.) Investment Risk
Many Underlying Funds (in particular, PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets, RCM International Growth Equity, RCM Europe, RCM Emerging Markets and RCM Global Technology Funds) invest in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.
   The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.
   Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging Markets Risk
Certain Underlying Funds (in particular, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets and RCM Emerging Markets Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may


                                      PIMCO Asset Allocation Fund Prospectus 15

present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk
Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets, RCM International Growth Equity, RCM Europe, RCM Emerging Markets and RCM Global Technology Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused Investment Risk
Focusing Fund investments in a small number of issuers, industries or foreign currencies increases risk. PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, RCM Europe, RCM Global Technology and RCM International Growth Equity Funds are "non-diversified," which means that they invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets, RCM International Growth Equity, RCM Europe, RCM Emerging Markets and RCM Global Technology Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, PEA Innovation and RCM Global Technology Funds are vulnerable to events affecting


16  PIMCO Asset Allocation Fund Prospectus

technology and technology-related companies because they normally concentrate their investments within those companies. Also, the Underlying Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
   Although the Fund normally invests in a number of different Underlying Funds, to the extent that the Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging Risk
Leverage, including borrowing, will cause the value of an Underlying Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Certain Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An Underlying Fund's use of derivatives may also involve leverage. The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income Risk
All of the Underlying Funds that invest in fixed income securities, and particularly the Underlying Bond Funds, are subject to interest rate risk. Changes in the market values of fixed income securities are largely a function of changes in the current level of interest rates. The value of an Underlying Fund's investments in fixed income securities will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.
   "Duration" is one measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, PIMCO Short-Term and PIMCO Low Duration Funds). Also, some portfolios (e.g., those


                                      PIMCO Asset Allocation Fund Prospectus 17

with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).
   Many Underlying Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit Risk
All of the Underlying Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
   The Underlying Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.

High Yield Risk
High yield securities (commonly known as "junk bonds") are fixed income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality. Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and PIMCO Emerging Markets Bond Funds) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and PIMCO Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund's ability to sell them (liquidity risk).

Mortgage Risk
Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes


18  PIMCO Asset Allocation Fund Prospectus

in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

Management Risk
Each Underlying Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on PIMCO StocksPLUS Fund
The Fund may invest in PIMCO StocksPLUS Fund. While the investment objective of that Fund is to achieve a total return which exceeds the total return performance of the S&P 500 Index, it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities. Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.


                                      PIMCO Asset Allocation Fund Prospectus 19

Investment Objectives and Principal Investment Strategies

The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%-70%) of the Fund's assets will be allocated among Underlying Stock Funds and 40% (range of 30%-50%) among Underlying Bond Funds. The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund will also vary.
   The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by the Adviser and/or its affiliates.
   The Adviser serves as the investment adviser to the Fund and selects the Underlying Funds in which the Fund may invest. The Adviser's Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by the Adviser according to the Fund equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Fund Summary above for a description of the allocation strategies and techniques used by the Committee.
   The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund's investment in a particular Underlying Fund may exceed 25% of the Fund's total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Fund's shareholders. The Fund is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.


20  PIMCO Asset Allocation Fund Prospectus

Equity Portion of the Fund
The equity portion of the Fund will be allocated among a number of Underlying Stock Funds which represent a broad range of equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the equity portion of the Fund can be diversified in multiple ways, including the following:

By Investment Style/Category
..  Growth
..  Blend (Broad Market)
..  Value
..  Enhanced Index
..  Sector-Related

By Region
..  U.S. Equities
..  International Developed Markets Equities
..  International Emerging Markets Equities

By Size
..  Large-Cap
..  Mid-Cap
..  Small-Cap

For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."

Fixed Income Portion of the Fund
The fixed income portion of the Fund will be allocated among a number of Underlying Bond Funds which represent a broad range of fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the fixed income portion of the Fund can be diversified in multiple ways, including the following:

By Sector/Investment Specialty
..  Governments
..  Mortgages
..  Corporate
..  Inflation-Indexed


                                      PIMCO Asset Allocation Fund Prospectus 21

By Region
..  U.S. Fixed Income
..  Developed Foreign Fixed Income
..  Emerging Markets Fixed Income

By Credit Quality
..  Investment Grade/Money Market
..  Medium Grade
..  High Yield

By Duration
..  Long-Term
..  Intermediate-Term
..  Short-Term

For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary Defensive Strategies
In response to unfavorable market and other conditions, the Fund may invest up to 100% of its assets in PIMCO Money Market Fund (and may deviate from its asset allocation range) for temporary defensive purposes. The Fund may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Fund's investment objective and principal investment strategies and may adversely affect the Fund's ability to achieve its investment objective.

Portfolio Turnover
A change in the securities held by the Fund is known as "portfolio turnover." Because the Adviser does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Fund are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance and the return to shareholders.


22  PIMCO Asset Allocation Fund Prospectus

Changes in Investment Objectives and Policies
The investment objective, equity/fixed income allocation targets and ranges, and, unless otherwise noted, other investment policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective, allocation target or range, or other investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                                      PIMCO Asset Allocation Fund Prospectus 23

Underlying Funds

The Fund invests all of its assets in Underlying Funds. Accordingly, the Fund's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory Arrangements for the Underlying Funds
The Adviser, a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), serves as investment adviser for each of the Underlying Stock Funds, except that its affiliate, Pacific Investment Management Company, is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include Cadence Capital Management, Dresdner RCM Global Investors LLC, NFJ Investment Group, PIMCO Equity Advisors LLC and Parametric Portfolio Associates. Each sub-advisory firm except for Parametric is an affiliate of the Adviser and Pacific Investment Management Company. Pacific Investment Management Company is the sole investment adviser to each of the Underlying Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.

Underlying Stock Funds
The following provides a concise description of the investment objective, main investments and other information about each Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-426-0107.


24  PIMCO Asset Allocation Fund Prospectus

                                                                                          Approximate
PIMCO             Investment                       Main                                   Number of
Fund              Objective                        Investments                            Holdings
------------------------------------------------------------------------------------------------------
Growth Stock Funds
PEA Growth        Long-term growth of capital;     Common stocks of companies with        35-50
                  income is an incidental          market capitalizations of at least $5
                  consideration                    billion
------------------------------------------------------------------------------------------------------
PEA Target        Capital appreciation; no         Common stocks of companies with        40-60
                  consideration is given to income market capitalizations of between
                                                   $1 billion and $10 billion
------------------------------------------------------------------------------------------------------
PEA Opportunity   Capital appreciation; no         Common stocks of companies with        80-120
                  consideration is given to income market capitalizations of less than
                                                   $2 billion
------------------------------------------------------------------------------------------------------
PPA Tax-Efficient Maximum after-tax growth of      A broadly diversified portfolio of at  More than
Equity            capital                          least 200 common stocks of             200
                                                   companies represented in the S&P
                                                   500 Index with market
                                                   capitalizations of more than $5
                                                   billion
------------------------------------------------------------------------------------------------------
RCM Tax-Managed   After-tax growth of capital      A broadly diversified portfolio of     25-65
Growth                                             equity securities of U.S. issuers
------------------------------------------------------------------------------------------------------
StocksPLUS        Total return that exceeds that   S&P 500 stock index derivatives        N/A
                  of the S&P 500 Index             backed by a portfolio of short-term
                                                   fixed income securities
------------------------------------------------------------------------------------------------------
RCM Large-Cap     Long-term capital appreciation   Large capitalization equity securities 45-85
Growth
------------------------------------------------------------------------------------------------------
RCM Mid-Cap       Long-term capital appreciation   Small to medium capitalization         85-125
                                                   equity securities
------------------------------------------------------------------------------------------------------
RCM Small-Cap     Long-term capital appreciation   Small capitalization equity securities 80-120
------------------------------------------------------------------------------------------------------
Blend Stock Funds
CCM Capital       Growth of capital                Common stocks of companies with        75-95
Appreciation                                       market capitalizations of at least $1
                                                   billion that have improving
                                                   fundamentals and whose stock is
                                                   reasonably valued by the market
------------------------------------------------------------------------------------------------------
CCM Mid-Cap       Growth of capital                Common stocks of companies with        75-95
                                                   medium market capitalizations
                                                   (more than $500 million, but
                                                   excluding the 200 largest
                                                   capitalization companies)
------------------------------------------------------------------------------------------------------
CCM Emerging      Long-term growth of capital      Common stocks of companies with        75-95
Companies                                          market capitalizations in the lower
                                                   50% of the Russell 2000 Index (but
                                                   at least $100 million) that have
                                                   improving fundamentals and whose
                                                   stock is reasonably valued by the
                                                   market
------------------------------------------------------------------------------------------------------

                  Approximate
PIMCO             Capitalization
Fund              Range
-----------------------------------------------
Growth Stock Funds
PEA Growth        At least $5 billion


-----------------------------------------------
PEA Target        Between $1 billion
                             and $10 billion

-----------------------------------------------
PEA Opportunity   Less than $2 billion


-----------------------------------------------
PPA Tax-Efficient More than $5
Equity            billion




-----------------------------------------------
RCM Tax-Managed   All capitalizations
Growth
-----------------------------------------------
StocksPLUS        N/A


-----------------------------------------------
RCM Large-Cap     At least $3 billion
Growth
-----------------------------------------------
RCM Mid-Cap       Russell Mid-Cap
                  Growth Index
-----------------------------------------------
RCM Small-Cap     Russell 2000 Index
-----------------------------------------------
Blend Stock Funds
CCM Capital       At least $1 billion
Appreciation



-----------------------------------------------
CCM Mid-Cap       More than $500
                  million            (excluding
                  the 200 largest
                             capitalization
                  companies)
-----------------------------------------------
CCM Emerging      Lower 50% of the
Companies         Russell 2000 Index
                  (but at least $100
                  million)



-----------------------------------------------


                                      PIMCO Asset Allocation Fund Prospectus 25

                                                                                                 Approximate
PIMCO               Investment                             Main                                  Number of
Fund                Objective                              Investments                           Holdings
-------------------------------------------------------------------------------------------------------------
Value Stock Funds
PEA Renaissance     Long-term growth of capital            Common stocks of companies with       50-80
                    and income                             below-average valuations whose
                                                           business fundamentals are expected
                                                           to improve
-------------------------------------------------------------------------------------------------------------
PEA Value           Long-term growth of capital            Common stocks of companies with       35-50
                    and income                             market capitalizations of more than
                                                           $5 billion and below average
                                                           valuations whose business
                                                           fundamentals are expected to
                                                           improve
-------------------------------------------------------------------------------------------------------------
NFJ Small-Cap Value Long-term growth of capital            Common stocks of companies with       100
                    and income                             market capitalizations of between
                                                           $100 million and $1.5 billion and
                                                           below-average price-to-earnings
                                                           ratios relative to the market and
                                                           their industry groups
-------------------------------------------------------------------------------------------------------------
International Stock Funds
RCM International   Long-term capital appreciation         Equity securities of issuers located  75-115
Growth Equity                                              in at least ten different countries
-------------------------------------------------------------------------------------------------------------
RCM Europe          Long-term capital appreciation         Equity securities of European issuers 30-70
-------------------------------------------------------------------------------------------------------------
RCM Emerging        Long-term capital appreciation         Equity securities of issuers located  35-75
Markets                                                    in countries with emerging
                                                           securities markets
-------------------------------------------------------------------------------------------------------------
PPA Tax-Efficient   Long-term growth of capital; the       Common stocks of companies            More than
Structured Emerging Fund also seeks to achieve superior    located in, or whose principal        300
Markets             after-tax returns for its shareholders business operations are based in,
                    by using a variety of tax-efficient    emerging markets
                    management strategies
-------------------------------------------------------------------------------------------------------------
Sector-Related Stock Funds
PEA Innovation      Capital appreciation; no               Common stocks of technology-          40-70
                    consideration is given to income       related companies
-------------------------------------------------------------------------------------------------------------
RCM Global          Long-term capital appreciation         Equity securities of technology-      65-105
Technology                                                 related issuers located in at least
                                                           three different countries
-------------------------------------------------------------------------------------------------------------

                    Approximate
PIMCO               Capitalization
Fund                Range
-----------------------------------------------
Value Stock Funds
PEA Renaissance     All capitalizations



-----------------------------------------------
PEA Value           More than $5
                    billion




-----------------------------------------------
NFJ Small-Cap Value Between $100
                    million
                               and $1.5 billion



-----------------------------------------------
International Stock Funds
RCM International   All capitalizations
Growth Equity
-----------------------------------------------
RCM Europe          All capitalizations
-----------------------------------------------
RCM Emerging        At least $100
Markets             million

-----------------------------------------------
PPA Tax-Efficient   All capitalizations
Structured Emerging
Markets


-----------------------------------------------
Sector-Related Stock Funds
PEA Innovation      More than $200
                    million
-----------------------------------------------
RCM Global          At least $500
Technology          million

-----------------------------------------------


26  PIMCO Asset Allocation Fund Prospectus

Underlying Bond Funds
The investment objective of each Underlying Bond Fund (except as provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.
   The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO
Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Distributor at 1-800-927-4648.

                                                                                          Non-U.S.
                                                                                          Dollar
                                                                                          Denominated
PIMCO Fund         Main Investments      Duration                   Credit Quality(1)     Securities(2)
-------------------------------------------------------------------------------------------------------
Short Duration Bond Funds
PIMCO Money Market Money market          (less or =)90 days dollar- Min 95% Prime 1;      0%
                   instruments           weighted average           (less or =)5% Prime 2
                                         maturity
-------------------------------------------------------------------------------------------------------
PIMCO Short-Term   Money market
                   instruments and short
                   maturity fixed income                            B to Aaa; max 10%
                   securities            0-1 yr                     below Baa             0-5%(3)
-------------------------------------------------------------------------------------------------------
PIMCO Low Duration Short maturity fixed
                   income                                           B to Aaa; max 10%
                   securities            1-3 yrs                    below Baa             0-20%(3)
-------------------------------------------------------------------------------------------------------


                                      PIMCO Asset Allocation Fund Prospectus 27

                                                                                       Non-U.S.
                                                                                       Dollar
                                                                                       Denominated
PIMCO Fund              Main Investments         Duration            Credit Quality(1) Securities(2)
-----------------------------------------------------------------------------------------------------------
Intermediate Duration Bond Funds
PIMCO Moderate Duration Short and intermediate
                        maturity fixed income                        B to Aaa; max 10%
                        securities               2-5 yrs             below Baa         0-20%(3)
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return      Intermediate maturity
                        fixed                                        B to Aaa; max 10%
                        income securities        3-6 yrs             below Baa         0-20%(3)
-----------------------------------------------------------------------------------------------------------
PIMCO Total Return II   Intermediate maturity
                        fixed income securities
                        with quality and non-
                        U.S. issuer restrictions 3-6 yrs             Baa to Aaa        0%
-----------------------------------------------------------------------------------------------------------
Long Duration Bond Funds
PIMCO Long-Term U.S.    Long-term maturity
Government              fixed income securities  (greater or =)8 yrs A to Aaa          0%
-----------------------------------------------------------------------------------------------------------
International Bond Funds
PIMCO Global Bond       U.S. and non-U.S.
                        intermediate maturity                        B to Aaa; max 10%
                        fixed income securities  3-7 yrs             below Baa         25-75%(4)
-----------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond      Intermediate maturity
                        hedged non-U.S. fixed                        B to Aaa; max 10%
                        income securities        3-7 yrs             below Baa         (greater or =)80%(4)
-----------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets  Emerging market fixed
Bond                    income securities        0-8 yrs             Max 15% below B   (greater or =)80%(4)
-----------------------------------------------------------------------------------------------------------
High Yield Bond Funds
PIMCO High Yield        Higher yielding fixed                        B to Aaa; min 80%
                        income securities        2-6 yrs             below Baa         0-15%(5)
-----------------------------------------------------------------------------------------------------------
Real Return Bond Funds
PIMCO Real Return       Inflation-indexed fixed  +/- 2 years of its  B to Aaa; max 10%
                        income securities        Index               below Baa         0-20%(3)
-----------------------------------------------------------------------------------------------------------

1. As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
2. Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
3. The percentage limitation relates to non-U.S. dollar-denominated securities.
4. The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
5. The percentage imitation relates to euro-denominated securities.


28  PIMCO Asset Allocation Fund Prospectus

Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other Investment Practices of the Underlying Funds
In addition to purchasing the securities listed above under "Main Investments," some or all of the Underlying Funds may to varying extents: lend portfolio securities; enter into repurchase agreements and reverse repurchase agreements; purchase and sell securities on a when-issued or delayed delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Distributor at 1-800-927-4648.

Additional Un-
derlying Funds
In addition to the Funds listed above, the Fund may invest in additional Underlying Funds, including those that may become available for investment in the future, at the discretion of the Adviser and without shareholder approval.


                                      PIMCO Asset Allocation Fund Prospectus 29

Other Risk Information

Potential Conflicts of Interest
The Adviser has broad discretion to allocate and reallocate the Fund's assets among the Underlying Funds consistent with the Fund's investment objectives and policies and asset allocation targets and ranges. Although the Adviser does not charge an investment advisory fee for its asset allocation services, the Adviser and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying Funds in which the Fund invests. In this regard, the Adviser has a financial incentive to invest the Fund's assets in Underlying Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. The Adviser is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.


30  PIMCO Asset Allocation Fund Prospectus

Management of the Fund

Investment Adviser and Administrator
PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.
   The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of ADAM of America. As of September 30, 2003, the Adviser and its investment management
affiliates had approximately $[    ] billion in assets under management.
   The Adviser has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Fund in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Asset Allocation Committee
The Adviser selects the Underlying Funds in which the Fund may invest. The Adviser's Asset Allocation Committee is responsible for determining how the Fund's assets are allocated and reallocated from time-to-time among the Underlying Funds selected by the Adviser. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Fund.

Asset Allocation
Committee Member   Since      Recent Professional Experience
--------------------------------------------------------------------------------------------------
Mark Phelps        June, 2002 Chief Investment Officer of Dresdner RCM Global Investors LLC
                              ("Dresdner RCM") and International Equities Team and member of
                              Dresdner RCM's overall global asset allocation committee. He joined
                              Dresdner RCM in 1985 and is a Managing Director and Portfolio
                              Manager.

Lee R. Thomas, III June, 2002 Managing Director and senior member of Pacific Investment
                              Management Company's portfolio management and investment
                              strategy groups. He also oversees the firm's international portfolio management team. He joined Pacific Investment Management
                              Company in 1995.


                                      PIMCO Asset Allocation Fund Prospectus 31

Asset Allocation
Committee Member     Since          Recent Professional Experience
---------------------------------------------------------------------------------------------------------
Ara J. Jelalian, CFA November, 2002 Director, Portfolio Manager of International/Global Equities Dresdner
                                    RCM. Mr. Jelalian is a senior member of the International Equity
                                    Team and is responsible for both portfolio and product management.
                                    In addition to managing specialty portfolios, he also leads the product enhancement and development effort. He joined Dresdner
                                    RCM in 1998 after seven years with Capital Resources (formerly SEI
                                    Capital Resources), where he held positions as Managing Director of
                                    Research and Director of International Research. Prior to SEI, he
                                    spent seven years as an International Economist with First Chicago
                                    Corporation, where he analyzed and forecast macroeconomic and financial trends in the major industrialized countries and consulted the bank's clients and money management group (now UBS Brinson)
                                    on international markets.

Advisory Fees
The Fund does not pay any fees to the Adviser under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company by the Underlying Funds in which the Fund invests. See "Underlying Fund Expenses" below.

Administrative Fees
The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.
   The Fund pays monthly administrative fees to the Adviser at an annual rate of 0.40% based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares up to $2.5 billion, and 0.35% based on such average daily net assets in excess of $2.5 billion. The Fund also indirectly pays its proportionate share of the administrative fees charged by the Ad-


32  PIMCO Asset Allocation Fund Prospectus

viser and Pacific Investment Management Company to the Underlying Funds in which the Fund invests. See "Underlying Fund Expenses" below.

Underlying Fund Expenses
The expenses associated with investing in a "fund of funds," such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.
   The Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

.. The Fund does not pay any fees for asset allocation or advisory services under the Trust's investment advisory agreement.

..  The Underlying Funds invest in Institutional Class shares of the Underlying
   Funds, which are not subject to any sales charges or 12b-1 fees.

   The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year). Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Fund" in the Fund Summary above.


                                      PIMCO Asset Allocation Fund Prospectus 33

                                Annual Underlying Fund Expenses
                                (Based on the average daily net assets attributable to a Fund's
                                Institutional Class shares):
                                Advisory    Administrative    Other       Total Fund
Underlying Fund                 Fees        Fees              Expenses    Operating Expenses
-----------------------------------------------------------------------------------------------
PEA Growth                      0.50%       0.25%             [    ]%     [    ]%
-----------------------------------------------------------------------------------------------
PEA Target                      0.55        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PEA Opportunity                 0.65        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Tax Managed Growth          0.60        0.30              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Large-Cap Growth            0.45        0.30              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Mid-Cap                     0.47        0.30              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Small-Cap                   0.72        0.30              [    ]      [    ]
-----------------------------------------------------------------------------------------------
CCM Capital Appreciation        0.45        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
CCM Mid-Cap                     0.45        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
CCM Emerging Companies          1.25        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PEA Renaissance                 0.60        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PEA Value                       0.45        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
NFJ Small-Cap Value             0.60        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PPA Tax-Efficient Equity        0.45        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PIMCO StocksPLUS                0.40        0.25              0.00        0.65
-----------------------------------------------------------------------------------------------
RCM International Growth Equity 0.50        0.50              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Europe                      0.80        0.50              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Emerging Markets            1.00        0.50              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PPA Tax-Efficient Structured
 Emerging Markets               0.45        0.50              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PEA Innovation                  0.65        0.25              [    ]      [    ]
-----------------------------------------------------------------------------------------------
RCM Global Technology           0.95        0.40              [    ]      [    ]
-----------------------------------------------------------------------------------------------
PIMCO Money Market              0.15        0.20              0.00        0.35
-----------------------------------------------------------------------------------------------
PIMCO Short-Term                0.25        0.20              0.00        0.45
-----------------------------------------------------------------------------------------------
PIMCO Low Duration              0.25        0.18              0.00        0.43
-----------------------------------------------------------------------------------------------
PIMCO Moderate Duration         0.25        0.20              0.00        0.45
-----------------------------------------------------------------------------------------------
PIMCO Total Return              0.25        0.18              0.00        0.43
-----------------------------------------------------------------------------------------------
PIMCO Total Return II           0.25        0.25              0.00        0.50
-----------------------------------------------------------------------------------------------
PIMCO Long-Term U.S.
 Government                     0.25        0.25              0.00        0.50
-----------------------------------------------------------------------------------------------


34  PIMCO Asset Allocation Fund Prospectus

                            Annual Underlying Fund Expenses
                            (Based on the average daily net assets attributable to a Fund's
                            Institutional Class shares):
                            Advisory    Administrative    Other       Total Fund
Underlying Fund             Fees        Fees              Expenses    Operating Expenses
-------------------------------------------------------------------------------------------
PIMCO Global Bond           0.25        0.30              0.01        0.56
-------------------------------------------------------------------------------------------
PIMCO Foreign Bond          0.25        0.25              0.04        0.54
-------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond 0.45        0.40              0.02        0.87
-------------------------------------------------------------------------------------------
PIMCO High Yield            0.25        0.25              0.00        0.50
-------------------------------------------------------------------------------------------
PIMCO Real Return           0.25        0.20              0.02        0.47
-------------------------------------------------------------------------------------------

Distributor
The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                      PIMCO Asset Allocation Fund Prospectus 35

Investment Options -- Class A, B and C Shares


The Trust offers investors Class A, Class B and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

   The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares
.. You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

.. You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

.. Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

.. You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares
.. You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.


36  PIMCO Asset Allocation Fund Prospectus

.. Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares
.. You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

.. Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class
B shares if the shares are held for more than

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges
-- Class A
Shares
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

                    Initial Sales Charge Initial Sales Charge
  Amount of         as % of Net          as % of Public Offering
  Purchase          Amount Invested      Price
  --------------------------------------------------------------
  $0-$49,999        5.82%                5.50%
  --------------------------------------------------------------
  $50,000-$99,999   4.71%                4.50%
  --------------------------------------------------------------
  $100,000-$249,999 3.63%                3.50%
  --------------------------------------------------------------
  $250,000-$499,999 2.56%                2.50%
  --------------------------------------------------------------
  $500,000-$999,999 2.04%                2.00%
  --------------------------------------------------------------
  $1,000,000 +      0.00%*               0.00%*
  --------------------------------------------------------------

* As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.


                                      PIMCO Asset Allocation Fund Prospectus 37

Class C Shares
As discussed above, Class C shares of the Fund are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs) -- Class B and Class C Shares Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

Class B Shares

Years Since Purchase   Percentage Contingent
Payment was Made       Deferred Sales Charge
--------------------------------------------
First                  5
--------------------------------------------
Second                 4
--------------------------------------------
Third                  3
--------------------------------------------
Fourth                 3
--------------------------------------------
Fifth                  2
--------------------------------------------
Sixth                  1
--------------------------------------------
Seventh and thereafter 0*
--------------------------------------------

* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Percentage Contingent
Payment was Made     Deferred Sales Charge
------------------------------------------
First                1
------------------------------------------
Thereafter           0
------------------------------------------

CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

How CDSCs are Calculated
A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the


38  PIMCO Asset Allocation Fund Prospectus

particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For example, the following illustrates the operation of the Class B CDSC:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor's account for that Portfolio has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated -- Shares Purchased After December 31, 2001
The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Trust will provide shareholders with at least 60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

Under the new calculation method, the following rules will apply:

.. Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

.. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.


                                      PIMCO Asset Allocation Fund Prospectus 39

.. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

.. In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans
The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


40  PIMCO Asset Allocation Fund Prospectus

   There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to the particular class of shares):

                 All Portfolios Servicing Fee Distribution Fee
                 ---------------------------------------------
                 Class A        0.25%         None
                 ---------------------------------------------
                 Class B        0.25%         0.75%
                 ---------------------------------------------
                 Class C        0.25%         0.75%
                 ---------------------------------------------

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


                                      PIMCO Asset Allocation Fund Prospectus 41

How Fund Shares Are Priced

The net asset value ("NAV") of the Fund's Class A, Class B and Class C shares is determined by dividing the total value of the Fund's investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.
   The assets of the Fund consist of shares of the Underlying Funds, which are valued at their respective NAVs at the time of valuation of the Fund's shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Underlying Fund, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.
   Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed. As a result, to the extent that the Fund invests in Underlying Funds that hold foreign securities, the NAV of the Fund's shares may change at times when you can not purchase, redeem or exchange shares.
   Fund and Underlying Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.
   In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


42  PIMCO Asset Allocation Fund Prospectus

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

PIMCO Funds Shareholders' Guide
More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

..  Automated telephone and wire transfer procedures

..  Automatic purchase, exchange and withdrawal programs

..  Programs that establish a link from your Fund account to your bank account

..  Special arrangements for tax-qualified retirement plans

.. Investment programs which allow you to reduce or eliminate the initial sales charges on Class A shares

.. Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments
When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.
   The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).


                                      PIMCO Asset Allocation Fund Prospectus 43

Buying Shares
You can buy Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

.. Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

   PIMCO Advisors Distributors LLC
   P.O. Box 9688
   Providence, RI 02940-0926

   The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.
   The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.
   The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums
The following investment minimums apply for purchases of Class A, Class B and Class C shares:

Initial Investment Subsequent Investments
$2,500             $100

   Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.


44  PIMCO Asset Allocation Fund Prospectus

Small Account Fee
Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size
Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares
You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of another series of the Trust or PIMCO Funds: Pacific Investment Management Series, subject to any restrictions on exchanges set forth in the applicable fund's or series' prospectus(es). Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.


                                      PIMCO Asset Allocation Fund Prospectus 45

   The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or the Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.
   The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares
You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

.. Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

   (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

   (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

   (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and


46  PIMCO Asset Allocation Fund Prospectus

   (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

   A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.
   If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.
The Guide describes a number of additional ways you can redeem your shares, including:

..  Telephone requests to the Transfer Agent

..  PIMCO Funds Automated Telephone System (ATS)

..  Expedited wire transfers

..  Automatic Withdrawal Plan

..  PIMCO Funds Fund Link

   Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.
   Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.


                                      PIMCO Asset Allocation Fund Prospectus 47

   Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments
Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind
The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you may incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares
If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee
When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized med-


48  PIMCO Asset Allocation Fund Prospectus

allion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of theses programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental prospectus.

Request for Multiple Copies of Shareholder Documents
To reduce expenses, it is intended that only one copy of the Fund's prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.


                                      PIMCO Asset Allocation Fund Prospectus 49

Fund Distributions


The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record quarterly.
   In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

.. Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

.. Invest all distributions in shares of the same class of another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

.. Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

   You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.
   If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.
   For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


50  PIMCO Asset Allocation Fund Prospectus

Tax Consequences


.. Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.
   Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.
   Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.
   The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

.. Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund's for shares of another series of the Trust, the transaction will be treated as a sale of the first Fund's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

.. Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

 . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

 . provided holding period and other requirements are met by the Fund, a regulated investment company may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. If the Fund receives dividends from a regulated investment company designated by


                                      PIMCO Asset Allocation Fund Prospectus 51

   the regulated investment company as qualified dividend income, and the Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Fund may designate its distributions derived from those dividends as qualified dividend income.

   Fund dividends representing distributions of interest income and net short term capital gains derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.
   As described in the Statement of Additional Information under the section captioned "Taxation," the Fund is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.
   This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.


52  PIMCO Asset Allocation Fund Prospectus

                     (THIS PAGE INTENTIONALLY LEFT BLANK)


                                      PIMCO Asset Allocation Fund Prospectus 53

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions.
This information has been audited by [        ], whose report, along with the
Fund financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. [To be updated by post-effective amendment.]

                 Net Asset    Net     Net Realized/  Total Income Dividends
   Year or         Value   Investment   Unrealized       From      From Net  Tax Basis
   Period        Beginning   Income   Gain (Loss) on  Investment  Investment Return of
    Ended        of Period   (Loss)    Investments    Operations    Income    Capital
--------------------------------------------------------------------------------------
  Class A
   06/30/02       $ 9.92     $0.37(a)     $(0.80)(a)    $(0.43)     $(0.25)   $ 0.00
   06/30/01        11.48      0.61(a)      (0.80)(a)     (0.19)      (0.59)    (0.09)
   06/30/00        11.27      0.56(a)       0.44(a)       1.00       (0.35)     0.00
   06/30/99(b)     10.00      0.31(a)       1.23(a)       1.54       (0.27)     0.00
  Class B
   06/30/02         9.90      0.32(a)      (0.82)(a)     (0.50)      (0.19)     0.00
   06/30/01        11.46      0.53(a)      (0.80)(a)     (0.27)      (0.52)    (0.08)
   06/30/00        11.25      0.48(a)       0.44(a)       0.92       (0.27)     0.00
   06/30/99(b)     10.00      0.16(a)       1.31(a)       1.47       (0.22)     0.00
  Class C
   06/30/02         9.89      0.32(a)      (0.81)(a)     (0.49)      (0.19)     0.00
   06/30/01        11.46      0.53(a)      (0.81)(a)     (0.28)      (0.52)    (0.08)
   06/30/00        11.24      0.48(a)       0.44(a)       0.92       (0.26)     0.00
   06/30/99(b)     10.00      0.18(a)       1.29(a)       1.47       (0.23)     0.00

--------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(b)Commenced operations on September 30, 1998.


54  PIMCO Asset Allocation Fund Prospectus

                                                                    Ratio of Net
Distributions                                                        Investment
    from                    Net Asset         Net Assets  Ratio of     Income
Net Realized                  Value              End      Expenses   (Loss) to   Portfolio
   Capital        Total        End    Total   of Period  to Average   Average    Turnover
    Gains     Distributions of Period Return    (000s)   Net Assets  Net Assets    Rate
------------------------------------------------------------------------------------------
   $ 0.00        $(0.25)     $ 9.24   (4.39)%  $ 4,867      0.65%       3.77%       24%
    (0.69)        (1.37)       9.92   (1.92)     3,044      0.65        5.65        39
    (0.44)        (0.79)      11.48    9.15      2,170      0.65        4.96        44
     0.00         (0.27)      11.27   15.50      2,196      0.65*       3.76*       39
     0.00         (0.19)       9.21   (5.15)    10,675      1.40        3.29        24
    (0.69)        (1.29)       9.90   (2.62)     5,038      1.40        4.90        39
    (0.44)        (0.71)      11.46    8.36      4,415      1.40        4.21        44
     0.00         (0.22)      11.25   14.83      3,653      1.40*       1.92*       39
     0.00         (0.19)       9.21   (5.05)    32,778      1.40        3.34        24
    (0.69)        (1.29)       9.89   (2.71)    13,349      1.40        4.90        39
    (0.44)        (0.70)      11.46    8.41     10,376      1.40        4.22        44
     0.00         (0.23)      11.24   14.82      9,826      1.40*       2.14*       39


                                      PIMCO Asset Allocation Fund Prospectus 55

PIMCO Funds: Asset Allocation Fund


The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. In addition, the current Trust prospectus and the prospectus of PIMCO
Funds: Pacific Investment Management Series relating to Institutional Class shares of the Underlying Funds contain additional information about the Underlying Funds. The SAI, the financial statements included in the Fund's most recent annual report to shareholders, and the Underlying Fund prospectuses are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
   The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.
   You may get free copies of any of these materials, request other information about the Fund or the Underlying Funds, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

   PIMCO Advisors Distributors LLC
   2187 Atlantic Street
   Stamford, Connecticut 06902

   You may review and copy information about the Trust, the Fund and the Underlying Funds, including the SAI and the Underlying Fund prospectuses, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.
   You can also visit our Web site at www.pimcoadvisors.com for additional information about the Fund and the Underlying Funds.

File No. 811-6161

PIMCO Funds Asset Allocation Fund


Investment            PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY
Adviser and           10105
Administrator
----------------------------------------------------------------------------------------------------
Distributor           PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
----------------------------------------------------------------------------------------------------
Custodian             State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
----------------------------------------------------------------------------------------------------
Shareholder Servicing PFPC, Inc., P.O. Box 9688, Providence, RI 02940
Agent and Transfer
Agent
----------------------------------------------------------------------------------------------------
Independent           [            ]
Accountants
----------------------------------------------------------------------------------------------------
Legal Counsel         Ropes & Gray LLP, One International Place, Boston, MA 02110
----------------------------------------------------------------------------------------------------

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

PIMCO Funds Prospectus

PIMCO Funds: Multi-Manager Series

November 1, 2003

Share Classes Institutional and Administrative

This Prospectus describes PIMCO Asset Allocation Fund, an actively managed mutual fund offered by PIMCO Funds: Multi-Manager Series (the "Trust").

The Fund invests in a diversified portfolio of other PIMCO Funds. This Prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information......................................................  3
Fund Summary.............................................................  5
Summary of Principal Risks...............................................  8
Investment Objectives and Principal Investment Strategies................ 13
Underlying Funds......................................................... 15
Other Risk Information................................................... 17
Management of the Fund................................................... 18
Investment Options -- Institutional Class and Administrative Class Shares 20
Purchases, Redemptions and Exchanges..................................... 21
How Fund Shares Are Priced............................................... 24
Fund Distributions....................................................... 25
Tax Consequences......................................................... 26
Financial Highlights..................................................... 28


2   PIMCO Funds: Multi-Manager Series

               Summary Information

               The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund has a distinct investment objective which it seeks to achieve by investing within specified equity and fixed income targets and ranges among certain Funds in the PIMCO Funds family. The Fund invests only in Funds in the PIMCO Funds family. The PIMCO Funds in which the Fund invests are called Underlying Funds or Funds in this Prospectus.

               Some of the Underlying Funds invest primarily in equity securities and are called Underlying Stock Funds. Other Underlying Funds invest primarily in fixed income securities, including money market instruments, and are called Underlying Bond Funds.

               The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%-70%) of the Fund's assets will be allocated among Underlying Stock Funds and 40% (range of 30%-50%) among Underlying Bond Funds. Other important characteristics are described in the Fund Summary beginning on page 5, and are discussed in greater detail under "Investment Objectives and Principal Investment Strategies." A "Summary of Principal Risks" begins on page 8.

Risk/Return    An investor should choose the Fund based on personal investment
Comparison     objectives, investment time horizon, tolerance for risk and personal financial circumstances. Generally speaking, historical data suggests that the longer the time horizon, the greater the likelihood that the total return of a portfolio that invests primarily in equity securities will be higher than the total return of a portfolio that invests primarily in fixed income securities. However, an equity portfolio is generally subject to higher levels of overall risk and price volatility than a fixed income portfolio and is considered to be a more aggressive investment. Based on these assumptions, the Fund might be suitable for investors that have a medium-range time horizon, seek a balance of long-term capital appreciation potential and income and have medium tolerance for risk and volatility. Note that these assumptions may not be correct in future market conditions.

               It is possible to lose money on an investment in the Fund. While the Fund provides a relatively high level of diversification in comparison to most mutual funds, the Fund may not be suitable as a complete investment program. The fact that the Fund may have had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or will appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Asset          PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Allocation     Management" or the "Adviser") serves as the investment adviser
Strategies     to the Fund. The Adviser selects the Underlying Funds in which the Fund may invest. The Adviser's Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by the Adviser according to the Fund's equity/fixed income allocation targets and ranges.
               The Committee attempts to diversify the Fund's assets broadly among the major asset classes and sub-classes represented by the Underlying Funds.

               The major equity asset classes and sub-classes held by the Underlying Stock Funds include those categorized by investment style/category (growth, blend, value, enhanced index, sector-related), region (U.S. equities, international developed markets, international emerging markets), and market capitalization (large-cap, mid-cap and small-cap). The major fixed income asset classes and sub-classes held by the Underlying Bond Funds include those categorized by sector/investment specialty (government securities, mortgage-related securities, corporate bonds and inflation-indexed bonds), region (U.S. fixed income, developed foreign fixed income, emerging markets fixed income), credit quality (investment grade/money market, medium grade, high yield), and duration (long-term, intermediate-term and short-term).

               Please see "Underlying Funds" in this Prospectus for a description of the Underlying Funds as categorized by their investment styles and main investments.

               The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Asset Allocation Committee does not allocate the Fund's assets according to a predetermined blend of particular Underlying Funds. Instead, the Committee meets regularly to determine the mix of Underlying Funds appropriate for the Fund by allocating among the asset classes and sub-classes held by the Underlying Funds. When making these decisions, the Committee considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The


                                                                  Prospectus 3

               Committee may also consider proprietary research provided by the investment advisers and sub-advisers of the Underlying Funds.

               The Committee then allocates the Fund's assets among the Underlying Funds selected by the Adviser to fill out the asset class and sub-class weightings it has identified according to the Fund's equity/fixed income targets and ranges. The Committee has the flexibility to reallocate the Fund's assets in varying percentages among any or all of the Underlying Funds selected by the Adviser based on the Committee's ongoing analyses of the equity and fixed income markets, although these tactical shifts are not expected to be large or frequent in nature.

"Fund of       The term "fund of funds" is used to describe mutual funds, such
Funds"         as the Fund, that pursue their investment objectives by
Structure      investing in other mutual funds. The cost of investing in the
and Expenses   Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund's direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

Portfolio      The following Fund Summary identifies the Fund's investment
Descriptions   objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins after the Fund Summary. A fuller discussion of the Fund's investment strategies and related information is included under "Investment Objectives and Principal Investment Strategies" in this Prospectus.


4   PIMCO Funds: Multi-Manager Series

               PIMCO Asset Allocation Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Allocation Strategy    Target Range
and Strategies        Seeks long-term capital appreciation Underlying Stock Funds 60%    50%-70%
                      and current income                   Underlying Bond Funds  40%    30%-50%

                      Dividend Frequency
                      Quarterly

               The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50%--70%) of its assets in Underlying Stock Funds and approximately 40% (within a range of 30%--50%) of its assets in Underlying Bond Funds. The Fund's fixed income component may include a money market component. The Fund invests all of its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Please see "Asset Allocation Strategies" on page 3 for a summary of how the Asset Allocation Committee allocates and reallocates the Fund's assets among particular Underlying Funds.

               The Fund may concentrate investments in a particular Underlying Fund by investing more than 25% of its assets in that Fund.

               Based on the Fund's equity/fixed income allocation strategy, it might be suitable for an investor with a medium-range time horizon who seeks a balance of long-term capital appreciation potential and income and has a medium tolerance for risk and volatility.

--------------------------------------------------------------------------------
Principal      Allocation Risk  The Fund's investment performance depends upon
Risks          how its assets are allocated and reallocated among particular
               Underlying Funds. A principal risk of investing in the Fund is that the Asset Allocation Committee's allocation techniques and decisions and/or the Adviser's selection of Underlying Funds will not produce the desired results, and therefore the Fund may not achieve its investment objective.

               Underlying Fund Risks The value of your investment in the Fund is directly related to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Funds and their investments. Because the Fund's allocation among the Underlying Funds will vary, an investment may be subject to any and all of these risks at different times and to different degrees.

               Among the principal risks of the Underlying Funds, which could adversely affect the net asset value, yield and total return of the Fund, are:

    .Market Risk             .Credit Risk              .Emerging Markets Risk
    .Issuer Risk             .High Yield Risk          .Currency Risk
    .Value Securities Risk   .Mortgage Risk            .Focused Investment Risk
    .Growth Securities Risk  .Liquidity Risk           .Leveraging Risk
    .Smaller Company Risk    .Derivatives Risk         .Management Risk
    .Interest Rate Risk      .Foreign Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

--------------------------------------------------------------------------------
Performance    The following shows summary performance information for the Fund
Information    in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indexes and an index of mutual funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares.
               For periods prior to the inception of Institutional Class and Administrative Class shares (3/99), the Average Annual Total
               Returns table also shows estimated historical performance for those classes based on the performance of the Fund's Class A shares. The Class A performance has been adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees (if any), administrative fees and other expenses paid by Institutional Class and Administrative Class shares. The Fund's past performance before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 5

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
  1999    2000     2001     2002                                -----------------------
  ----    ----     ----     -----                  Highest (4th Qtr. '99)         9.63%
 12.11%   4.15%   -3.26%    [   ]%                              -----------------------
                                                   Lowest (3rd Qtr. '01)         -6.66%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                Fund Inception
                                                        1 Year  (9/30/98)(6)
------------------------------------------------------------------------------
Institutional Class - Before Taxes/(1)/                 [    ]% [    ]%
------------------------------------------------------------------------------
Institutional Class - After Taxes on Distributions/(1)/ [    ]% [    ]%
------------------------------------------------------------------------------
Institutional Class - After Taxes on Distributions and
 Sale of Fund Shares/(1)/                               [    ]% [    ]%
------------------------------------------------------------------------------
Administrative Class                                    [    ]% [    ]%
------------------------------------------------------------------------------
Russell 3000 Index(2)                                   [    ]% [    ]%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(3)                 [    ]% [    ]%
------------------------------------------------------------------------------
Lipper Balanced Fund Average(4)                         [    ]% [    ]%
------------------------------------------------------------------------------
Blended Index(5)                                        [    ]% [    ]%
------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional
   Class shares only. After-tax returns for Administrative Class shares will vary.
(2)The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S.
   companies based on total market capitalization. It is not possible to invest directly in the index.
(3)The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
(4)The Lipper Balanced Fund Average is a total return performance average of funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
(5)The Blended Index represents the blended performance of a hypothetical index developed by PIMCO Funds Advisors made up of 48% Russell 3000 Index,
   12% MSCI All Country World ex-U.S. Index and 40% Lehman Brothers Aggregate
   Bond Index. The Russell 3000 Index and Lehman Brothers Aggregate Bond
   Index are described above. The MSCI All Country World ex-U.S. Index is an unmanaged index of stocks representing both developed and emerging markets but excluding the United States. It is not possible to invest directly in these indices.
(6)The Fund began operations on 9/30/98. Index comparisons begin on 9/30/98.


6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                      None

Redemption Fee (as a percentage of exchange price or amount redeemed)           1.00%*
* The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                          Other Expenses
                                                                 ----------------------------------
                                                  Distribution                                     Total Annual
                                         Advisory and/or Service Administrative Underlying         Fund Operating
Share Class                              Fees     (12b-1) Fees   Fees/(1)/      Fund Expenses/(2)/ Expenses/(1)/
-----------------------------------------------------------------------------------------------------------------
Institutional                            None     None           0.15%          [    ]%            [    ]%
-----------------------------------------------------------------------------------------------------------------
Administrative                           None     0.25%          0.15           [    ]             [    ]
-----------------------------------------------------------------------------------------------------------------
(1)The Administrative Fees for the Fund do not reflect a voluntary fee waiver of 0.05% currently in effect.
   While the fee waiver is in effect, actual Administrative Fees will be 0.10%, and Total Annual Fund Operating
   Expenses are estimated to be as follows: Institutional Class, 0.84%; Administrative Class, 1.09%.
(2)Based on estimated expenses for the current fiscal year. Underlying Fund Expenses for the Fund are estimated based upon a recent allocation of the Fund's assets among Underlying Funds and upon the total annual operating expenses of Institutional Class shares of these Underlying Funds. For a listing of the expenses associated with each Underlying Fund, please see "Management of the Fund--Underlying Fund Expenses." Total
   Annual Fund Operating Expenses and the Examples set forth below are based on estimates of the Underlying Fund
   Expenses the Fund will incur. Actual Underlying Fund Expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or
Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                       Year 1         Year 3         Year 5             Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                     $[    ]        $[    ]        $[    ]            $[    ]
-----------------------------------------------------------------------------------------------------------------
Administrative                                     [    ]         [    ]         [    ]             [    ]
-----------------------------------------------------------------------------------------------------------------

Taking into account the Administrative Fees waiver described in footnote (1) above, the Examples for Years 1, 3,
5 and 10, respectively, are as follows: Institutional Class--$[    ], $[    ], $[    ] and $[    ];
Administrative Class--$[    ], $[    ], $[    ] and $[    ].


                                                                  Prospectus 7

               Summary of Principal Risks

               The value of an investment in the Fund changes with the values of the Fund's investments in the Underlying Funds. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's investments as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary beginning on page 5 and are summarized in this section. There is no guarantee that the Fund will be able to achieve its investment objective.

               Allocation Risk

               The Fund's investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds according to the Fund's equity/fixed income allocation targets and ranges. A principal risk of investing in the Fund is that the Adviser's Asset Allocation Committee will make less than optimal or poor asset allocation decisions and/or that the Adviser will make less than optimal decisions in selecting the Underlying Funds in which the Fund invests. The Committee attempts to identify asset classes and sub-classes represented by the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the Committee's allocation techniques will produce the desired results. It is possible that the Committee and/or the Adviser will focus on Underlying Funds that perform poorly or underperform other available Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

               Underlying Fund Risks

               Because the Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund is closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

               The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund's investment in a particular Underlying Fund may and in some cases is expected to exceed 25% of its assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund.

               The following summarizes principal risks associated with investments in the Underlying Funds and, indirectly, with your investment in the Fund. Each Underlying Fund may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Fund can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Funds, please refer to the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Market Risk    The market price of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities and the Underlying Stock Funds are particularly sensitive to these market risks.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Underlying Stock Fund may invest in companies that may not
 Securities    be expected to experience significant earnings growth, but whose
Risk           securities the Fund's portfolio manager believes are selling at a price lower than their true value. PEA Renaissance, PEA Value, NFJ Small-Cap Value, CCM Capital Appreciation, CCM Mid-Cap and
               CCM Emerging Companies Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.


8   PIMCO Funds: Multi-Manager Series

Growth         Each Underlying Stock Fund may invest in equity securities of
Securities     companies that its portfolio manager believes will experience
Risk           relatively rapid earnings growth. PEA Growth, PEA Target, PEA
               Opportunity, CCM Capital Appreciation, CCM Mid-Cap, CCM Emerging
               Companies, RCM Mid-Cap, RCM Large-Cap Growth, RCM Tax Managed
               Growth, RCM International Growth Equity and PEA Innovation Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. CCM Emerging Companies, NFJ
               Small-Cap Value, RCM Small-Cap, RCM Emerging Markets, RCM Global
               Technology, PEA Opportunity and PEA Innovation Funds generally have substantial exposure to this risk. CCM Mid-Cap, RCM Mid-Cap and PEA Target Funds also have significant exposure to this risk because they invest substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies. Smaller company risk also applies to fixed income securities issued by smaller companies and may affect certain investments of the Underlying Bond Funds.

Liquidity      Many of the Underlying Funds are subject to liquidity risk.
Risk           Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous time or price.
               Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    Many of the Underlying Funds may, but are not required to, use a
Risk           number of derivative instruments for risk management purposes or as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.
               Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, an Underlying Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

               A description of the various derivative instruments in which the Underlying Funds may invest and the risks associated with each instrument is included in the Underlying Fund prospectuses and in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Underlying Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leveraging risk, the Underlying Funds observe asset segregation requirements to cover their obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory considerations.


                                                                  Prospectus 9

               Market and Other Risks Like most other investments, derivative instruments are subject to the general risk that the market value of the instrument will change in a way detrimental to an Underlying Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for an Underlying Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments of an Underlying Fund. An Underlying Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an Underlying Fund's use of derivatives may also cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Foreign        Many Underlying Funds (in particular, PIMCO Global Bond, PIMCO
(non-U.S.)     Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient
Investment     Structured Emerging Markets, RCM International Growth Equity,
Risk           RCM Europe, RCM Emerging Markets and RCM Global Technology
               Funds) invest in securities of foreign issuers, securities traded principally in securities markets outside the United
               States and/or securities denominated in foreign currencies
               (together, "foreign securities"). These Funds may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets.

               The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect an Underlying Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that an Underlying Fund invests a significant portion of its assets in a narrowly defined geographic area such as Eastern Europe, South Africa or Asia, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to an Underlying Fund's investment in foreign securities.

               Certain Underlying Bond Funds may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Emerging       Certain Underlying Funds (in particular, PIMCO Emerging Markets
Markets Risk   Bond, PPA Tax-Efficient Structured Emerging Markets and RCM
               Emerging Markets Funds) may invest in the securities of issuers based in countries with developing or "emerging market" economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk  Many Underlying Funds may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies. To the extent that they do so, these Funds are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets, RCM International Growth Equity, RCM Europe, RCM Emerging Markets and RCM Global Technology Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and its effect on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which Underlying Fund assets are denominated may be devalued against the U.S. dollar, resulting in a loss to such Funds.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies increases risk. PIMCO Global
Risk           Bond, PIMCO Foreign Bond and PIMCO Emerging Markets Bond Funds
               are "non-diversified," which means that they


10  PIMCO Funds: Multi-Manager Series
               invest in a smaller number of issuers than diversified mutual funds. Other Underlying Funds also normally invest in a relatively small number of issuers. In addition, many Underlying Bond Funds may invest a substantial portion of their assets in the bonds of similar projects or from issuers in the same state. To the extent that they focus their investments, the Underlying Funds may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Underlying Fund's net asset value. Some of those investments also may present substantial credit or other risks. PIMCO Global Bond, PIMCO Foreign Bond, PIMCO Emerging Markets Bond, PPA Tax-Efficient Structured Emerging Markets, RCM International Growth Equity, RCM Europe, RCM Emerging Markets and RCM Global Technology Funds may be subject to increased risk to the extent they focus their assets in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, PEA Innovation and RCM Global Technology Funds are vulnerable to events affecting technology and technology-related companies because they normally concentrate their investments in those companies. Also, the Underlying Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

               Although the Fund normally invests in a number of different Underlying Funds, to the extent that the Fund concentrates a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Fund and any investments in which that Fund concentrates.

Leveraging     Leverage, including borrowing, will cause the value of an
Risk           Underlying  Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. Certain Underlying Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. An
               Underlying Fund's use of derivatives may also involve leverage.
               The use of leverage may also cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   All of the Underlying Funds that invest in fixed income
Risk           securities such as bonds or notes, and particularly the
               Underlying Bond Funds, are subject to fixed income risk. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer
               "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Accordingly, Underlying Bond Funds with longer average portfolio durations (e.g., PIMCO Long-Term U.S. Government Fund) will generally be more sensitive to changes in interest rates than Funds with shorter average portfolio durations (e.g., PIMCO Money Market, PIMCO Short-Term and PIMCO Low Duration Funds). Also, some portfolios (e.g., those with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

               Many Underlying Funds, including most of the Underlying Bond Funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (for instance, the interest-only or "IO" class of a stripped mortgage-backed security) and "zero coupon" securities (fixed income securities, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Credit Risk    All of the Underlying Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflecting in credit ratings provided by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard &
               Poor's Ratings Services ("S&P").

               The Underlying Funds that invest in fixed income securities (particularly the Underlying Bond Funds) are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Underlying Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, whether the issuers of the securities are corporations, states and local governments or foreign governments. Even certain U.S. Government securities are subject to credit risk.


                                                                  Prospectus 11

High Yield     High yield securities (commonly known as "junk bonds") are fixed
Risk           income securities rated lower than Baa by Moody's or BBB by S&P, or unrated securities determined to be of comparable quality.
               Underlying Bond Funds which invest in high yield securities (in particular, PIMCO High Yield and PIMCO Emerging Markets Bond
               Funds) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that invest exclusively in higher quality fixed income securities (e.g., PIMCO Money Market and PIMCO Long-Term U.S. Government Funds). These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments (credit risk). These securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Bond Fund's ability to sell them (liquidity risk).

Mortgage Risk  Most of the Underlying Bond Funds may invest in mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is sometimes referred to as extension risk. In addition, mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is sometimes referred to as prepayment risk. Declining interest rates may tend to increase prepayments, and these prepayments would have to be reinvested at the then-prevailing lower interest rates. Therefore, an Underlying Fund that holds mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than Funds that invest in other types of fixed income securities of similar maturities.

Management     Each Underlying Fund is subject to management risk because it is
Risk           an actively managed investment portfolio. The Adviser, Pacific
               Investment Management Company LLC ("Pacific Investment
               Management Company"), and the sub-advisers and individual portfolio managers of the Underlying Funds will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired results.

A Note on      The Fund may invest in PIMCO StocksPLUS Fund. While the
PIMCO          investment objective of that Fund is to achieve a total return
StocksPLUS     which exceeds the total return performance of the S&P 500 Index,
Fund           it does so by investing substantially all of its assets in a combination of equity-based (S&P 500 Index) derivative instruments, backed by a portfolio of fixed income securities.
               Consequently, the risks of investing in the Fund include derivatives risk and the risks generally associated with the Underlying Bond Funds. To the extent that the Fund invests in S&P 500 Index derivatives backed by a portfolio of fixed income securities, under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 Index stocks.


12  PIMCO Funds: Multi-Manager Series

               Investment Objectives and Principal Investment Strategies

               The Fund seeks long-term capital appreciation and current income. Under normal conditions, approximately 60% (range of 50%-70%) of the Fund's assets will be allocated among Underlying Stock Funds and 40% (range of 30%-50%) among Underlying Bond Funds. The Fixed Income portion may include a money market component through investments in PIMCO Money Market Fund. There can be no assurance that the investment objective of the Fund will be achieved. Because the market value of the Fund's investments will change, the net asset value per share of the Fund will also vary.

               The Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The Fund seeks to achieve its investment objective by investing within specified equity and fixed income ranges among the Underlying Funds. Each Underlying Fund is a series of the Trust or PIMCO Funds: Pacific Investment Management Series and is managed by the Adviser and/or its affiliates.

               The Adviser serves as the investment adviser to the Fund and selects the Underlying Funds in which the Fund may invest. The Adviser's Asset Allocation Committee determines how the Fund allocates and reallocates its assets among the Underlying Funds selected by the Adviser according to the Fund's equity/fixed income allocation targets and ranges. Please see "Asset Allocation Strategies" in the Fund Summary above for a description of the allocation strategies and techniques used by the Committee.

               The Fund invests all of its assets in Underlying Funds and may invest in any or all of the Funds. However, it is expected that the Fund will invest in only some of the Underlying Funds at any particular time. The Fund's investment in a particular Underlying Fund may exceed 25% of the Fund's total assets. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Fund. The particular Underlying Funds in which the Fund may invest, the equity and fixed income allocation targets and ranges specified above, and the percentage of the Fund's assets invested from time to time in any Underlying Fund or combination of Funds may be changed from time to time without the approval of the Fund's shareholders. The Fund is also subject to certain investment restrictions that are described under "Investment Restrictions" in the Statement of Additional Information.

Equity         The equity portion of the Fund will be allocated among a number
Portion of     of Underlying Stock Funds which represent a broad range of
the Fund       equity-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the equity portion of the Fund can be diversified in multiple ways, including the following:

               By Investment Style/Category
               . Growth
               . Blend (Broad Market)
               . Value
               . Enhanced Index
               . Sector-Related

               By Region
               . U.S. Equities
               . International Developed Markets Equities
               . International Emerging Markets Equities

               By Size
               . Large-Cap
               . Mid-Cap
               . Small-Cap

               For a description of the Underlying Stock Funds and their investment objectives and strategies, please see "Underlying Funds."

Fixed Income   The fixed income portion of the Fund will be allocated among a
Portion of     number of Underlying Bond Funds which represent a broad range of
the Fund       fixed income-based asset classes and sub-classes and a variety of investment objectives and strategies. By allocating assets among these Funds, the fixed income portion of the Fund can be diversified in multiple ways, including the following:

               By Sector/Investment Specialty
               . Governments
               . Mortgages
               . Corporate
               . Inflation-Indexed


                                                                  Prospectus 13

               By Region
               . U.S. Fixed Income
               . Developed Foreign Fixed Income
               . Emerging Markets Fixed Income

               By Credit Quality
               . Investment Grade/Money Market
               . Medium Grade
               . High Yield

               By Duration
               . Long-Term
               . Intermediate-Term
               . Short-Term

               For a description of the Underlying Bond Funds and their investment objectives and strategies, please see "Underlying Funds."

Temporary      In response to unfavorable market and other conditions, the Fund
Defensive      may invest up to 100% of its assets in PIMCO Money Market Fund
Strategies     (and may deviate from its asset allocation range) for temporary defensive purposes. The Fund may also borrow money for temporary or emergency purposes. These temporary strategies would be inconsistent with the Fund's investment objective and principal investment strategies and may adversely affect the Fund's ability to achieve its investment objective.

Portfolio      A change in the securities held by the Fund is known as
Turnover       "portfolio turnover." Because the Adviser does not expect to reallocate the Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Fund are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Fund indirectly bears the expenses associated with portfolio turnover of the Underlying
               Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Fund may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term capital gains taxed at ordinary income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance and the return to shareholders.

Changes in     The investment objective, the equity/fixed income allocation
Investment     targets and ranges, and, unless otherwise noted, other
Objectives     investment policies of the Fund described in this Prospectus may
and Policies   be changed by the Board of Trustees without shareholder
               approval. If there is a change in the Fund's investment objective, allocation target or range, or other investment policies, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


14  PIMCO Funds: Multi-Manager Series

               Underlying Funds

               The Fund invests all of its assets in Underlying Funds. Accordingly, the Fund's investment performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered in this Prospectus.

Advisory       The Adviser, a wholly owned indirect subsidiary of Allianz
Arrangements   Dresdner Asset Management of America L.P. ("ADAM of America"),
for the        serves as investment adviser for each of the Underlying Stock
Underlying     Funds, except that its affiliate, Pacific Investment Management
Funds          Company, is the sole investment adviser to PIMCO StocksPLUS
               Fund. The Adviser retains sub-advisory firms to manage the portfolios of other Underlying Stock Funds. These firms include
               Cadence Capital Management LLC, Dresdner RCM Global Investors
               LLC, NFJ Investment Group L.P., PIMCO Equity Advisors LLC and
               Parametric Portfolio Associates. Each sub-advisory firm except for Parametric is an affiliate of the Adviser and Pacific
               Investment Management Company. Pacific Investment Management
               Company is the sole investment adviser to each of the Underlying
               Bond Funds. For a complete description of the advisory and sub-advisory arrangements for the Underlying Funds, please see the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Underlying     The following provides a concise description of the investment
Stock Funds    objective, main investments and other information about each
               Underlying Stock Fund. For a complete description of these Funds, please see the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.


             PIMCO                    Investment                            Main
             Fund                     Objective                             Investments
---------------------------------------------------------------------------------------------------------------------------------
Growth Stock PEA Growth               Long-term growth of capital and       Common stocks of companies with market
Funds                                 income                                capitalizations of at least $5 billion
             --------------------------------------------------------------------------------------------------------------------
             PEA Target               Capital appreciation; no              Common stocks of companies with market
                                      consideration is given to income      capitalizations of between $1 billion and
                                                                            $10 billion
             --------------------------------------------------------------------------------------------------------------------
             PEA Opportunity          Capital appreciation; no              Common stocks of companies with market
                                      consideration is given to income      capitalizations of less than $2 billion
             --------------------------------------------------------------------------------------------------------------------
             PPA Tax-Efficient Equity Maximum after-tax growth of capital   A broadly diversified portfolio of at least 200
                                                                            common stocks of companies represented in the
                                                                            S&P 500 Index with market capitalizations of
                                                                            more than $5 billion
             --------------------------------------------------------------------------------------------------------------------
             RCM Tax-Managed Growth   After-tax growth of capital           A broadly diversified portfolio of equity securities
                                                                            of U.S. issuers
             --------------------------------------------------------------------------------------------------------------------
             PIMCO StocksPLUS         Total return that exceeds that of the S&P 500 stock index derivatives backed by a
                                      S&P 500 Index                         portfolio of short-term fixed income securities
             --------------------------------------------------------------------------------------------------------------------
             RCM Large-Cap Growth     Long-term capital appreciation        Large capitalization equity securities
             --------------------------------------------------------------------------------------------------------------------
             RCM Mid-Cap              Long-term capital appreciation        Small to medium capitalization equity securities.

             --------------------------------------------------------------------------------------------------------------------
             RCM Small-Cap            Long-term capital appreciation        Small capitalization equity securities

---------------------------------------------------------------------------------------------------------------------------------
Blend Stock  CCM Capital Appreciation Growth of capital                     Common stocks of companies with market
Funds                                                                       capitalizations of at least $1 billion that have
                                                                            improving fundamentals and whose stock is
                                                                            reasonably valued by the market
             --------------------------------------------------------------------------------------------------------------------
             CCM Mid-Cap              Growth of capital                     Common stocks of companies with medium
                                                                            market capitalizations (more than $500 million
                                                                            but excluding the 200 largest capitalization
                                                                            companies)

             --------------------------------------------------------------------------------------------------------------------
             CCM Emerging Companies   Long-term growth of capital           Common stocks of companies with market
                                                                            capitalizations that rank in the lower 50% of the
                                                                            Russell 2000 Index (but at least $100 million)
                                                                            that have improving fundamentals and whose
                                                                            stock is reasonably valued by the market
---------------------------------------------------------------------------------------------------------------------------------

             Approximate   Approximate
             Number of     Capitalization
             Holdings      Range
----------------------------------------------
Growth Stock 35-50         At least $5 billion
Funds
             ---------------------------------
             40-60         Between $1
              billion and $10
              billion
             ---------------------------------
             80-120        Less than $2
              billion
             ---------------------------------
             More than 200 More than $5
              billion


             ---------------------------------
             25-65         All capitalizations

             ---------------------------------
             N/A           N/A

             ---------------------------------
             45-85         At least $3 billion
             ---------------------------------
             85-125        Russell Mid-Cap
                           Growth Index
             ---------------------------------
             80-120        Russell 2000
                           Index
----------------------------------------------
Blend Stock  75-95         At least $1 billion
Funds


             ---------------------------------
             75-95         More than $500
              million (excluding
              the 200 largest
              capitalization
                           companies)
             ---------------------------------
             75-95         Lower 50% of the
              Russell 2000
              Index (but at least
              $100 million)

----------------------------------------------


                                                                  Prospectus 15


               PIMCO                        Investment
               Fund                         Objective
-------------------------------------------------------------------------------------
Value Stock    PEA Renaissance              Long-term growth of capital and
Funds                                       income

               ----------------------------------------------------------------------
               PEA Value                    Long-term growth of capital and
                                            income


               ----------------------------------------------------------------------
               NFJ Small-Cap Value          Long-term growth of capital and
                                            income



-------------------------------------------------------------------------------------
International  RCM International Growth     Long-term capital appreciation
Stock Funds    Equity
               ----------------------------------------------------------------------
               RCM Europe                   Long-term capital appreciation
               ----------------------------------------------------------------------
               RCM Emerging Markets         Long-term capital appreciation

               ----------------------------------------------------------------------
               PPA Tax-Efficient Structured Long-term growth of capital. The Fund
               Emerging Markets             also seeks to achieve superior after-tax
                                            returns for its shareholders by using a
                                            variety of tax-efficient management
                                            strategies
-------------------------------------------------------------------------------------
Sector-Related PEA Innovation               Capital appreciation; no consideration
Stock Funds                                 is given to income
               ----------------------------------------------------------------------
               RCM Global Technology        Long-term capital appreciation

                                                                    Approximate   Approximate
               Main                                                 Number of     Capitalization
               Investments                                          Holdings      Range
-----------------------------------------------------------------------------------------------------
Value Stock    Common stocks of companies with below-               50-80         All capitalizations
Funds          average valuations whose business
               fundamentals are expected to improve
               --------------------------------------------------------------------------------------
               Common stocks of companies with market               35-50         More than $5
               capitalizations of more than $5 billion and below     billion
               average valuations whose business
               fundamentals are expected to improve
               --------------------------------------------------------------------------------------
               Common stocks of companies with market               100           Between $100
               capitalizations of between $100 million and $1.5      million and $1.5
               billion and below-average price-to-earnings                        billion
               ratios relative to the market and their industry
               groups
-----------------------------------------------------------------------------------------------------
International  Equity securities of issuers located in at least ten 75-115        All capitalizations
Stock Funds    different countries
               --------------------------------------------------------------------------------------
               Equity securities of European issuers                30-70         All capitalizations
               --------------------------------------------------------------------------------------
               Equity securities of issuers located in countries    35-75         At least $100
               with emerging securities markets                                   million
               --------------------------------------------------------------------------------------
               Common stocks of companies located in, or            More than 300 All capitalizations
               whose principal business operations are based
               in, emerging markets


-----------------------------------------------------------------------------------------------------
Sector-Related Common stocks of technology-related companies        40-70         More than $200
Stock Funds                               million
               --------------------------------------------------------------------------------------
               Equity securities of technology-related issuers      65-105        At least $500
               located in at least three different countries                      million

Underlying     The investment objective of each Underlying Bond Fund (except as
Bond Funds     provided below) is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The "total return" sought by most of the Underlying
               Bond Funds will consist of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The investment objective of PIMCO Real Return Fund is to seek to realize maximum real return, consistent with preservation of real capital and prudent investment management. "Real return" is a measure of the change in purchasing power of money invested in a particular investment after adjusting for inflation. The investment objective of each of PIMCO Money Market Fund and PIMCO Short-Term Fund is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. PIMCO Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so.

               The following provides a concise description of the main investments of and other information relating to each Underlying Bond Fund. For a complete description of these Funds, please see the Underlying Fund prospectus for PIMCO Funds: Pacific Investment Management Series, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.




               PIMCO Fund              Main Investments                              Duration         Credit Quality(1)
------------------------------------------------------------------------------------------------------------------------
Short Duration PIMCO Money Market      Money market instruments                      #90 days dollar- Min 95%
Bond Funds                                                                           weighted average Prime 1; #5%
                                                                                     maturity         Prime 2
               ---------------------------------------------------------------------------------------------------------
               PIMCO Short-Term        Money market instruments and short maturity   0-1 yr           B to Aaa; max
                                       fixed income securities                                        10% below Baa
               ---------------------------------------------------------------------------------------------------------
               PIMCO Low Duration      Short maturity fixed income securities        1-3 yrs          B to Aaa; max
                                                                                                      10% below Baa
------------------------------------------------------------------------------------------------------------------------
Intermediate   PIMCO Moderate Duration Short and intermediate maturity fixed income  2-5 yrs          B to Aaa; max 10%
Duration                               securities                                                     below Baa
Bond Funds
               ---------------------------------------------------------------------------------------------------------
               PIMCO Total Return      Intermediate maturity fixed income securities 3-6 yrs          B to Aaa; max 10%
                                                                                                      below Baa
               ---------------------------------------------------------------------------------------------------------
               PIMCO Total Return II   Intermediate maturity fixed income securities 3-6 yrs          Baa to Aaa
                                       with quality and non-U.S. issuer restrictions
------------------------------------------------------------------------------------------------------------------------

               Non-
               U.S. Dollar
               Denominated
               Securities(2)
----------------------------
Short Duration 0%
Bond Funds

               -------------
               0-5%/(3)/

               -------------
               0-20%/(3)/

----------------------------
Intermediate   0-20%/(3)/
Duration
Bond Funds
               -------------
               0-20%/(3)/

               -------------
               0%

----------------------------


16  PIMCO Funds: Multi-Manager Series




                  PIMCO Fund             Main Investments                            Duration           Credit Quality(1)
--------------------------------------------------------------------------------------------------------------------------
Long Duration     PIMCO Long-Term U.S.   Long-term maturity fixed income securities  $8 yrs             A to Aaa
Bond Funds        Government
--------------------------------------------------------------------------------------------------------------------------
International     PIMCO Global Bond      U.S. and non-U.S. intermediate              3-7 yrs            B to Aaa; max 10%
Bond Funds                               maturity fixed income securities                               below Baa
                  --------------------------------------------------------------------------------------------------------
                  PIMCO Foreign Bond     Intermediate maturity hedged non-U.S. fixed 3-7 yrs            B to Aaa; max
                                         income securities                                              10% below Baa
                  --------------------------------------------------------------------------------------------------------
                  PIMCO Emerging Markets Emerging market fixed income securities     0-8 yrs            Max 15% below B
                  Bond
--------------------------------------------------------------------------------------------------------------------------
High Yield        PIMCO High Yield       Higher yielding fixed income securities     2-6 yrs            B to Aaa; min 80%
Bond Funds                                                                                              below Baa
--------------------------------------------------------------------------------------------------------------------------
Inflation Indexed PIMCO Real Return      Inflation-indexed fixed income securities   +/- 2 years of its B to Aaa; max 10%
Bond Funds                                                                           Index              below Baa

                  Non-
                  U.S. Dollar
                  Denominated
                  Securities(2)
-------------------------------
Long Duration     0%
Bond Funds
-------------------------------
International     25-75%/(4)/
Bond Funds
                  -------------
                  $80%/(4)/

                  -------------
                  $80%/(4)/

-------------------------------
High Yield        0-15%/(5)/
Bond Funds
-------------------------------
Inflation Indexed 0-20%/(3)/
Bond Funds

1.As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Services, or if unrated, determined by Pacific Investment Management Company to be of comparable quality.
2.Each Underlying Bond Fund (except PIMCO Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
3.The percentage limitation relates to non-U.S. dollar-denominated securities. 4.The percentage limitation relates to securities of foreign issuers denominated in any currency.
5.The percentage limitation relates to euro-denominated securities.

               Each Underlying Bond Fund invests at least 65% (80% for some Underlying Bond Funds) of its assets in the following types of securities, which, unless provided above, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

Other          In addition to purchasing the securities listed above under
Investment     "Main Investments," some or all of the Underlying Funds may to
Practices of   varying extents: lend portfolio securities; enter into
the            repurchase agreements and reverse repurchase agreements;
Underlying     purchase and sell securities on a when-issued or delayed
Funds          delivery basis; enter into forward commitments to purchase securities; purchase and write call and put options on securities and securities indexes; enter into futures contracts, options on futures contracts and swap agreements; invest in foreign securities; and buy or sell foreign currencies and enter into forward foreign currency contracts. These and the other types of securities and investment techniques used by the Underlying Funds all have attendant risks. The Fund is indirectly subject to some or all of these risks to varying degrees because it invests all of its assets in the Underlying
               Funds. For further information concerning the investment practices of and risks associated with the Underlying Funds, please see "Investment Objectives and Policies" in the Statement of Additional Information and the Underlying Fund prospectuses, which are incorporated herein by reference and are available free of charge by telephoning the Trust at 1-800-927-4648.

Additional     In addition to the Funds listed above, the Fund may invest in
Underlying     additional Underlying Funds, including those that may become
Funds          available for investment in the future, at the discretion of the
               Adviser and without shareholder approval.

               Other Risk Information

Potential      The Adviser has broad discretion to allocate and reallocate the
Conflicts of   Fund's assets among the Underlying Funds consistent with the
Interest       Fund's investment objectives and policies and asset allocation targets and ranges. Although the Adviser does not charge an investment advisory fee for its asset allocation services, the Adviser and its affiliates indirectly receive fees (including investment advisory and administrative fees) from the Underlying
               Funds in which the Fund invests. In this regard, the Adviser has a financial incentive to invest the Fund's assets in Underlying
               Funds with higher fees than other Funds, even if it believes that alternate investments would better serve the Fund's investment program. The Adviser is legally obligated to disregard that incentive in making asset allocation decisions for the Fund. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds of the Trust.


                                                                  Prospectus 17

               Management of the Fund

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of ADAM of America. As of September 30, 2003, the Adviser and its
               investment management affiliates had approximately $[    ]
               billion in assets under management.

               The Adviser has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Fund in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Asset          The Adviser selects the Underlying Funds in which the Fund may
Allocation     invest. The Adviser's Asset Allocation Committee is responsible
Committee      for determining how the Fund's assets are allocated and
               reallocated from time-to-time among the Underlying Funds selected by the Adviser. The following provides information about the individuals who comprise the Asset Allocation
               Committee and are primarily responsible for making asset allocation and other investment decisions for the Fund.

Asset Allocation
Committee
Member               Since          Recent Professional Experience
--------------------------------------------------------------------------------------
Mark Phelps          June, 2002     Chief Investment Officer of Dresdner RCM Global
                                    Investors LLC ("Dresdner RCM") Global and
                                    International Equities Team and member of
                                    Dresdner RCM's overall global asset allocation
                                    committee. He joined Dresdner RCM in 1985 and is
                                    a Managing Director and Portfolio Manager.

Lee R. Thomas, III   June, 2002     Managing Director and senior member of Pacific
                                    Investment Management Company's portfolio
                                    management and investment strategy groups. He
                                    also oversees the firm's international portfolio
                                    management team. He joined Pacific Investment
                                    Management Company in 1995.

Ara J. Jelalian, CFA November, 2002 Director and Portfolio Manager of
                                    International/Global Equities at Dresdner RCM.
                                    Mr. Jelalian is a senior member of the
                                    International Equity Team and is responsible for
                                    both portfolio and product management. In
                                    addition to managing specialty portfolios, he
                                    also leads the product enhancement and
                                    development effort. He joined Dresdner RCM in
                                    1998 after seven years with Capital Resources
                                    (formerly SEI Capital Resources), where he held
                                    positions as Managing Director of Research and
                                    Director of International Research. Prior to SEI,
                                    he spent seven years as an International
                                    Economist with First Chicago Corporation, where
                                    he analyzed and forecast macroeconomic and
                                    financial trends in the major industrialized
                                    countries and consulted the bank's clients and
                                    money management group (now UBS Brinson) on
                                    international markets.

Advisory Fees  The Fund does not pay any fees to the Adviser under the Trust's investment advisory agreement in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company by the Underlying Funds in which the Fund invests. See "Underlying Fund Expenses" below.

               Institutional Class and Administrative Class shareholders of the Administrative Fund pay an administrative fee to PIMCO Advisors Fund
Fees Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               The Fund pays monthly administrative fees to the Adviser at an annual rate of 0.15% based on the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares. In order to reduce expenses, the Adviser has voluntarily undertaken to waive a portion of the administrative fees it is entitled to receive for Institutional Class and Administrative Class shares of the Fund until further notice. As a result, while the waiver is in effect, the Fund will pay administrative fees to the Adviser at the annual rate of 0.10%, calculated in the manner specified above. The Fund also indirectly pays its proportionate share of the administrative fees charged by the Adviser and Pacific Investment Management Company to the Underlying Funds in which the Fund invests. See "Underlying Fund Expenses" below.



18  PIMCO Funds: Multi-Manager Series

Underlying     The expenses associated with investing in a "fund of funds,"
Fund Expenses  such as the Fund, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the underlying fund level.

               The Fund is structured in the following ways to lessen the impact of expenses incurred at the Underlying Fund level:

               . The Fund does not pay any fees for asset allocation or
                 advisory services under the Trust's investment advisory agreement.

               . The Underlying Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

               The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds (based on expenses incurred during the most recent fiscal year). Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Portfolio's assets are allocated from time to time among the Underlying Funds. See "Fees and Expenses of the Portfolio" in the Fund Summary above.

                                              Annual Underlying Fund Expenses
                                              (Based on the average daily net assets attributable to a Fund's
                                              Institutional Class shares):
                                              Advisory    Administrative    Other       Total Fund
Underlying Fund                               Fees        Fees              Expenses    Operating Expenses
-------------------------------------------------------------------------------------------------------------
PEA Growth                                    0.50%       0.25%             [    ]%     [    ]%
-------------------------------------------------------------------------------------------------------------
PEA Target                                    0.55        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PEA Opportunity                               0.65        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth                        0.60        0.30              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth                          0.45        0.30              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Mid-Cap                                   0.47        0.30              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Small Cap                                 0.72        0.30              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
CCM Capital Appreciation                      0.45        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
CCM Mid-Cap                                   0.45        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
CCM Emerging Companies                        1.25        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PEA Renaissance                               0.60        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PEA Value                                     0.45        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
NFJ Small-Cap Value                           0.60        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PPA Tax-Efficient Equity                      0.45        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS                              0.40        0.25              0.00        0.65
-------------------------------------------------------------------------------------------------------------
RCM International Growth Equity               0.50        0.50              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Europe                                    0.80        0.50              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Emerging Markets                          1.00        0.50              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PPA Tax-Efficient Structured Emerging Markets 0.45        0.50              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PEA Innovation                                0.65        0.25              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
RCM Global Technology                         0.95        0.40              [    ]      [    ]
-------------------------------------------------------------------------------------------------------------
PIMCO Money Market                            0.15        0.20              0.00        0.35
-------------------------------------------------------------------------------------------------------------
PIMCO Short-Term                              0.25        0.20              0.00        0.45
-------------------------------------------------------------------------------------------------------------
PIMCO Low Duration                            0.25        0.18              0.00        0.43
-------------------------------------------------------------------------------------------------------------
PIMCO Moderate Duration                       0.25        0.20              0.00        0.45
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return                            0.25        0.18              0.00        0.43
-------------------------------------------------------------------------------------------------------------
PIMCO Total Return II                         0.25        0.25              0.00        0.50
-------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government               0.25        0.25              0.00        0.50
-------------------------------------------------------------------------------------------------------------
PIMCO Global Bond                             0.25        0.30              0.01        0.56
-------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond                            0.25        0.25              0.04        0.54
-------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                   0.45        0.40              0.02        0.87
-------------------------------------------------------------------------------------------------------------
PIMCO High Yield                              0.25        0.25              0.00        0.50
-------------------------------------------------------------------------------------------------------------
PIMCO Real Return                             0.25        0.20              0.02        0.47
-------------------------------------------------------------------------------------------------------------

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 19

               Investment Options --
               Institutional Class and Administrative Class Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Fund in this Prospectus.

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               .Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of the Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Fund to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Fund as their funding medium and for related expenses.

               In combination, the Plans permit the Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of the Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               .Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Fund may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


20  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

Purchasing     Investors may purchase Institutional Class and Administrative
Shares         Class shares of the Fund at the relevant net asset value ("NAV")
               of that class without a sales charge or other fee.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and the Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party.

               .Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Adviser, the Fund's administrator, Pacific Investment Management Company, or to clients of the Sub Advisers to the Trust's Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               .Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               .Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.


                                                                  Prospectus 21

               .Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

               .Other Purchase Information. Purchases of the Fund Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Fund for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               .Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               .Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Fund will be subject to a "Redemption Fee" on redemptions and exchanges of 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redeeming      .Redemptions by Mail. An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client
               Registration Application that are required to effect a redemption.


22  PIMCO Funds: Multi-Manager Series

               .Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               .Other Redemption Information. Subject to any applicable redemption fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.


                                                                  Prospectus 23

               The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder may incur transaction costs upon the disposition of the securities received in the distribution.

               Redemption of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund or the Underlying Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below, or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of the Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved
               (subject to any applicable redemption fees or fund reimbursement fees). An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of the Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO
               Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange shares of the Fund within 30 days of their acquisition will be subject to a Redemption Fee of up to 1.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of the Fund for the same class of shares of the PPA Tax-Efficient Structured Emerging Markets Fund will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of this Fund acquired in connection with the exchange.

               An investor may exchange shares only with respect to the Fund or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of the Fund, subsequently exchanges those shares for shares of another PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               How Fund Shares Are Priced

               The net asset value ("NAV") of the Fund's Institutional Class and Administrative Class shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               The assets of the Fund consist of shares of the Underlying Funds, which are valued at their respective NAVs at the time of valuation of the Fund's shares. For purposes of calculating the NAV of Underlying Fund shares, portfolio


24  PIMCO Funds: Multi-Manager Series
               securities and other assets of the Funds for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees of the Underlying Fund, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees or persons acting at the Board's direction.

               Underlying Fund investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of an Underlying Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the PPA Tax-Efficient Structured Emerging Markets Fund may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund and Underlying Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Underlying Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Underlying Funds may value securities at fair value or estimate their value as determined in good faith by the Fund's Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Underlying Fund's Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Fund may be lower than the per share NAV of the Institutional Class as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class Shares. Generally, for a Fund that pays income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

               Fund Distributions

               The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The Fund intends to declare and distribute income dividends to shareholders of record quarterly.

               In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               The Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

               For further information on distribution options, please contact the Trust at 1-800-927-4648.


                                                                  Prospectus 25

               Tax Consequences

               . Taxes on Portfolio Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that the Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of the Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxation--Distributions" in the Statement of Additional Information.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of the Fund for shares of another series of the Trust, the transaction will be treated as a sale of the first Fund's shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . Recent Legislation.   As you may be aware, President Bush
               recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Fund, a regulated investment company may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder. If the Fund receives dividends from a regulated investment company designated by the regulated investment company as qualified dividend income, and the Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Fund may designate its distributions derived from those dividends as qualified dividend income.

               Fund dividends representing distributions of interest income and net short term capital gains derived from a regulated investment company's debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Fund is required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.


26  PIMCO Funds: Multi-Manager Series

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                                                                  Prospectus 27

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Institutional Class and Administrative Class shares of the Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all
dividends and distributions. This information has been audited by [      ],
whose report, along with the Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. [To be updated by post-effective amendment.]


                     Net Asset            Net Realized/     Total    Dividends  Distributions
      Year or          Value      Net       Unrealized   Income from  from Net    from Net
      Period         Beginning Investment Gain (Loss) on Investment  Investment   Realized
       Ended         of Period   Income    Investments   Operations    Income   Capital Gains
---------------------------------------------------------------------------------------------
Institutional Class
 06/30/02             $ 9.94     $0.40(a)     $(0.78)(a)   $(0.38)     $(0.30)     $ 0.00
 06/30/01              11.50      0.67(a)      (0.80)(a)    (0.13)      (0.64)      (0.69)
 06/30/00              11.27      0.63(a)       0.45(a)      1.08       (0.41)      (0.44)
 06/30/99(b)           10.55      0.09(a)       0.73(a)      0.82       (0.10)       0.00
Administrative Class
 06/30/02               9.93      0.12(a)      (0.49)(a)    (0.37)      (0.29)       0.00
 06/30/01              11.50      0.65(a)      (0.82)(a)    (0.17)      (0.62)      (0.69)
 06/30/00              11.27      0.60(a)       0.45(a)      1.05       (0.38)      (0.44)
 06/30/99(b)           10.55      0.09(a)       0.72(a)      0.81       (0.09)       0.00

--------
*  Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)Commenced operations on February 26, 1999.


28  PIMCO Funds: Multi-Manager Series

                                                                    Ratio of Net
                                                         Ratio of    Investment
Tax Basis               Net Asset          Net Assets   Expenses to Income (Loss) Portfolio
Return of     Total     Value End Total      End of     Average Net  to Average   Turnover
 Capital  Distributions of Period Return  Period (000s)   Assets     Net Assets     Rate
-------------------------------------------------------------------------------------------
 $ 0.00      $(0.30)     $ 9.26   (3.89)%    $    26       0.10%(c)     4.11%        24%
  (0.10)      (1.43)       9.94   (1.41)          48       0.10(c)      6.20         39
   0.00       (0.85)      11.50    9.90           57       0.10(c)      5.51         44
   0.00       (0.10)      11.27    7.80           11       0.10*(c)     2.52*        39
   0.00       (0.29)       9.27   (3.84)      15,602       0.35(d)      1.29         24
  (0.09)      (1.40)       9.93    1.73           12       0.35(d)      5.96         39
   0.00       (0.82)      11.50    9.63           12       0.35(d)      5.26         44
   0.00       (0.09)      11.27    7.71           11       0.35*(d)     2.44*        39

--------
(c)If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.15%.
(d)If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.40%.


                                                                  Prospectus 29

                     (This page left blank intentionally)


30  PIMCO Funds: Multi-Manager Series

                     (This page left blank intentionally)


                                                                  Prospectus 31

                     (This page left blank intentionally)


32  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [        ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Class R

This Prospectus describes 12 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliates. As of September 30, 2003, the Adviser and its investment management affiliates
managed approximately $[    ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                                                  Prospectus 1

               Table of Contents

Summary Information..............................................  3
Fund Summaries
   CCM Capital Appreciation Fund.................................  5
   CCM Mid-Cap Fund..............................................  8
   NACM Global Fund.............................................. 11
   NACM International Fund....................................... 13
   NFJ Equity Income Fund........................................ 15
   NFJ Small-Cap Value Fund...................................... 17
   PEA Growth Fund............................................... 20
   PEA Growth & Income Fund...................................... 23
   PEA Renaissance Fund.......................................... 26
   PEA Value Fund................................................ 28
   RCM Large-Cap Growth Fund..................................... 31
   RCM Mid-Cap Fund.............................................. 34
Summary of Principal Risks....................................... 37
Prior Nicholas-Applegate Performance Information................. 40
Management of the Funds.......................................... 42
How Fund Shares Are Priced....................................... 49
How to Buy and Sell Shares....................................... 49
Fund Distributions............................................... 52
Tax Consequences................................................. 53
Characteristics and Risks of Securities and Investment Techniques 54
Financial Highlights............................................. 62


2   PIMCO Funds: Multi-Manager Series

               Summary Information



               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                        Approximate Approximate
                                                                                        Number of   Capitalization
              PIMCO Fund               Investment Objective   Main Investments          Holdings    Range
------------------------------------------------------------------------------------------------------------------------------
Value Stock   NFJ Equity Income        Current income as a    Income producing common   40-50       More than $2 billion
Funds                                  primary objective;     stocks of companies with
                                       long-term growth of    market capitalizations
                                       capital is a secondary of more than $2 billion
                                       objective
              ----------------------------------------------------------------------------------------------------------------
              PEA Value                Long-term growth of    Common stocks of          35-50       More than $5 billion
                                       capital and income     companies with market
                                                              capitalizations of more
                                                              than $5 billion and
                                                              below-average valuations
                                                              whose business
                                                              fundamentals are
                                                              expected to improve
              ----------------------------------------------------------------------------------------------------------------
              PEA Renaissance          Long-term growth of    Common stocks of          50-80       All capitalizations
                                       capital and income     companies with below
                                                              average valuations whose
                                                              business fundamentals
                                                              are expected to improve
              ----------------------------------------------------------------------------------------------------------------
              NFJ Small-Cap Value      Long-term growth of    Common stocks of          100         Between $100 million and
                                       capital and income     companies with market                 $1.5 billion (1.8 billion
                                                              capitalizations of                    effective 11/30/03)
                                                              between $100 million and
                                                              $1.5 billion and
                                                              below-average
                                                              price-to-earnings ratios
                                                              relative to the market
                                                              and their industry groups
------------------------------------------------------------------------------------------------------------------------------
Blend Stock   PEA Growth & Income      Long-term growth of    Common stocks of          40-60       Greater than $5 billion
Funds                                  capital and current    companies with market
                                       income                 capitalizations of
                                                              greater than $5 billion
              ----------------------------------------------------------------------------------------------------------------
              CCM Capital Appreciation Growth of capital      Common stocks of          75-95       At least $1 billion
                                                              companies with market
                                                              capitalizations of at
                                                              least $1 billion that
                                                              have improving
                                                              fundamentals and whose
                                                              stock is reasonably
                                                              valued by the market
              ----------------------------------------------------------------------------------------------------------------
              CCM Mid-Cap              Growth of capital      Common stocks of          75-95       At least $100 million
                                                              companies with medium
                                                              market capitalizations
                                                              (those with market
                                                              capitalizations of more
                                                              than $500 million, but
                                                              excluding the 200
                                                              largest capitalization
                                                              companies)
------------------------------------------------------------------------------------------------------------------------------
Growth Stock  RCM Large-Cap Growth     Long-term capital      Large capitalization      45-85       At least $3 billion
Funds                                  appreciation           equity securities
              ----------------------------------------------------------------------------------------------------------------
              PEA Growth               Long-term growth of    Common stocks of          35-50       At least $5 billion
                                       capital; income is an  companies with market
                                       incidental             capitalizations of at
                                       consideration          least $5 billion
              ----------------------------------------------------------------------------------------------------------------
              RCM Mid-Cap              Long-term capital      Small to medium           85-125      Up to $11.4 billion
                                       appreciation           capitalization equity
                                                              securities
------------------------------------------------------------------------------------------------------------------------------
Global Stock  NACM Global              Maximum long-term      Equity securities of      65-90       All capitalizations
Funds                                  capital appreciation   large capitalization
                                                              companies located in at
                                                              least three different
                                                              countries
------------------------------------------------------------------------------------------------------------------------------
International NACM International       Maximum long-term      Equity securities of      100-150     Companies with
Stock Funds                            capital appreciation   large capitalization                  capitalizations in the top
                                                              companies in at least                 75% of the relevant
                                                              three non-U.S. countries              market
------------------------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 3

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds.  The
Funds          fact that a Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

               Each Fund has recently changed its name by adding the initials of its sub-adviser to the beginning of its name. For example, the Growth Fund, which is sub-advised by PIMCO Equity Advisors, changed its name to "PEA Growth Fund".


4   PIMCO Funds: Multi-Manager Series

               PIMCO CCM Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks growth of capital Larger capitalization common stocks At least $1 billion

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

               In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

             .Market Risk            .Growth Securities Risk   .Credit Risk
             .Issuer Risk            .Focused Investment Risk  .Management Risk
             .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional
               Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 5

Calendar Year Total Returns -- Institutional Class                               More Recent Return Information
                                                                                 1/1/03-9/30/03               [    ]%

                                    [CHART]                                      Highest and Lowest Quarter Returns
                                                                                 (for periods shown in the bar chart)
 1993    1994     1995    1996    1997    1998    1999    2000     2001    2002               -----------------------
------  -------  ------  ------  ------  ------  ------  ------  -------  ------ Highest (10/1/99-12/31/99)    23.43%
17.70%  -4.26%   37.14%  26.79%  34.22%  17.59%  22.30%  14.02%  -18.89%   [ ]%               -----------------------
                                                                                 Lowest (1/1/01-3/31/01)      -15.11%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                         Fund Inception
                                                1 Year  5 Years 10 Years (3/8/91)/(4)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/        [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes
 on Distributions/(1)/                          [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/     [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Class R                                         [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
S&P 500 Index/(2)/                              [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/        [    ]% [    ]% [    ]%  [    ]%
---------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.



6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees           These tables describe the fees and expenses you may pay if you
and Expenses   buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)


           Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
           Purchases (as a percentage of offering price) (as a percentage of original purchase price)
--------------------------------------------------------------------------------------------------------
Class R    None                                          None
--------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/


                                                          Distribution                            Total Annual
                                           Advisory       and/or Service          Other           Fund Operating
Share Class                                Fees           (12b-1) Fees/(2)/       Expenses/(3)/   Expenses
------------------------------------------------------------------------------------------------------------------
Class R                                    0.45%      0.50%                       [    ]%         [    ]%
------------------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and [    ]% in other
    expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class Year 1  Year 3  Year 5  Year 10
-------------------------------------------
Class R     $[    ] $[    ] $[    ] $[    ]
-------------------------------------------


                                                                  Prospectus 7

               PIMCO CCM Mid-Cap Fund


--------------------------------------------------------------------------------

Principal Investments                                                             Approximate Capitalization Range
and Strategies                                                                    More than $500 million, but
                      Investment Objective    Fund Focus                          excluding the 200 largest
                      Seeks growth of capital Medium capitalization common stocks capitalization companies

                      Fund Category           Approximate Number of Holdings      Dividend Frequency
                      Blend Stocks            75-95                               At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

               The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

               The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

   .Market Risk            .Growth Securities Risk  .Focused Investment Risk
   .Issuer Risk            .Smaller Company Risk    .Credit Risk
   .Value Securities Risk  .Liquidity Risk          .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional
               Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
 1993    1994    1995    1996    1997   1998   1999     2000    2001   2002                   --------------------
-----  ------  ------  ------  ------  ------  -----  ------  ------  ------- Highest (1/1/00-3/31/00)      23.82%
15.77%  -2.36%  37.29%  23.36%  34.17%  7.93%  12.98%  28.44%  -19.35% [   ]                  --------------------
                                                                              Lowest (7/1/98)-9/30/98)     -14.40%
        Calendar Year End (through 12/31)

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                 Fund Inception
                                                        1 Year  5 Years 10 Years (8/26/91)/(4)/
-----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Institutional Class --
 After Taxes on Distributions/(1)/                      [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Institutional Class --
 After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                            [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Class R                                                 [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Russell Mid-Cap Index/(2)/                              [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Average/(3)/                  [    ]% [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown.
    After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
(3) The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400
    Index. It does not take into account sales charges.
(4) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.


                                                                  Prospectus 9

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
                     Maximum Sales Charge (Load) Imposed on        Maximum Contingent Deferred Sales Charge (Load)
                     Purchases (as a percentage of offering price) (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------
Class R              None                                          None
------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                        Distribution                    Total Annual
                               Advisory and/or Service    Other         Fund Operating
Share Class                    Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
--------------------------------------------------------------------------------------
Class R                        0.45%    0.50%             [    ]%       [    ]%
--------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in
Class R shares of the Fund with the costs of investing in other mutual funds. The
Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1  Year 3  Year 5  Year 10
------------------------------------------------------------------------
Class R                                  $[    ] $[    ] $[    ] $[    ]
------------------------------------------------------------------------


10  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Global Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus                                Approximate Capitalization Range
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization All capitalizations
                      appreciation                    companies located in at least three
                                                      different countries                       Dividend Frequency
                      Fund Category                                                             At least annually
                      Global Stocks                   Approximate Number of Holdings
                                                      65-90

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         .Foreign (non-U.S.)     .Growth Securities Risk  .Management Risk
          Investment Risk        .Currency Risk           .Turnover Risk
         .Emerging Markets Risk  .Issuer Risk             .Liquidity Risk
         .Credit Risk            .Derivatives Risk        .Smaller Company Risk
         .Market Risk            .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 11

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                              Distribution                Total Annual
                     Advisory and/or Service  Other       Fund Operating
Share Class          Fees     (12b-1) Fees(2) Expenses(3) Expenses
------------------------------------------------------------------------
Class R              0.70%    0.50%           [    ]%     [    ]%
------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
   Association of Securities Dealers, Inc.
(3)Other Expenses reflect a 0.60% Administrative Fee paid by the class,
   and [    ]% in organizational expenses incurred by Class R shares
   during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class          Year 1  Year 3
------------------------------------
Class R              $[    ] $[    ]
------------------------------------


12  PIMCO Funds: Multi-Manager Series

               PIMCO NACM International Fund


--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization
                      appreciation                    companies in at least three countries
                                                      outside the United States

                      Fund Category                   Approximate Number of Holdings
                      International Stocks            100-150

Principal Investments Approximate Capitalization Range
and Strategies        Companies with capitalizations in
                      the top 75% of the relevant market


                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

               The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk    .Emerging Markets Risk
..Issuer Risk             .Currency Risk     .Foreign (non-U.S.) Investment Risk
..Growth Securities Risk  .Credit Risk       .Leveraging Risk
..Turnover Risk           .Derivatives Risk  .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 13

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

                     Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                     on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------------------
Class R              None                                             None
---------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class R                                  0.70%    0.50%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
(1)Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National
   Association of Securities Dealers, Inc.
(3)Other Expenses reflect a 0.70% Administrative Fee paid by the class, and [    ]% in
   organizational expenses incurred by Class R shares during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

                        Share Class     Year 1  Year 3
                        -------------------------------
                        Class R         $[    ] $[    ]
                        -------------------------------


14  PIMCO Funds: Multi-Manager Series

               PIMCO NFJ Equity Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                   Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks current income as a primary      Income producing common stocks with More than $2 billion
                      objective; long-term growth of capital potential for capital appreciation
                      is a secondary objective                                                   Dividend Frequency
                                                             Approximate Number of Holdings      Quarterly
                      Fund Category                          40-50
                      Value Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities. The Fund invests a significant portion of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

               The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

               In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                    .Market Risk            .Credit Risk      .Derivatives Risk
                    .Issuer Risk            .Management Risk  .Leveraging Risk
                    .Value Securities Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 15

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03              [    ]%
                                       [CHART]
                                                   Highest and Lowest Quarter Returns
                                                   for periods shown in the bar chart)
                   2001    2002                                -----------------------
                  ------  ------                   Highest (4/1/01-6/30/01)     12.07%
                  16.40%  [   ]%                               -----------------------
                                                   Lowest (7/1/01-9/30/01)      -8.11%
        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                 Portfolio Inception
                                                          1 Year  (5/8/00)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [    ]% [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                            [    ]% [    ]%
------------------------------------------------------------------------------------
Class R                                                  [    ]% [    ]%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                       [    ]% [    ]%
------------------------------------------------------------------------------------
Lipper Equity Income Funds Average/(3)/                  [    ]% [    ]%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds' gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. It does not take into account sales charges.
(4) The Portfolio began operations on 5/8/00. Index comparisons begin on
    4/30/00.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1   Year 3   Year 5   Year 10
----------------------------------------------------------------------------
Class R                                  $[    ]% $[    ]% $[    ]% $[    ]%
----------------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

PIMCO NFJ Small-Cap Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued smaller capitalization Between $100 million and
                      and income                        common stocks                      $1.5 billion (1.8 billion effective
                                                                                           11/30/03)
                      Fund Category                     Approximate Number of Holdings
                      Value Stocks                      100                                Dividend Frequency
                                                                                           At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

               The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The portfolio managers screen this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios (calculated both with respect to trailing operating earnings and forward earnings estimates) and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

               From this narrowed universe, the portfolio managers select approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. They select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The portfolio is also structured to have a maximum weighting of no more than 10% in any one industry. The portfolio managers may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

               The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         . Market Risk            . Smaller Company Risk     . Credit Risk
         . Issuer Risk            . Liquidity Risk           . Management Risk
         . Value Securities Risk  . Focused Investment Risk  . Derivatives Risk
                                                             . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class
               R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional
               Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                  Prospectus 17

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information
                                                                               1/1/03-9/30/03               [    ]%

                                                                               Highest and Lowest Quarter Returns
                                       [CHART]                                 (for periods shown in the bar chart)
                                                                                            -----------------------
                                                                               Highest (4/1/99-6/30/99)      16.39%
 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002               -----------------------
------  ------  ------  ------  ------  ------  ------  ------  ------  ------ Lowest (7/1/98-9/30/98)      -18.61%
13.84%  -3.69%  25.47%  27.72%  35.02%  -9.16%  -6.40%  21.65%  19.12%   [  ]

        Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                       Fund Inception
                                                             1 Year  5 Years  10 Years (10/1/91)/(4)/
-----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Class R                                                      [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                        [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Average(3)                      [    ]%  [    ]% [    ]%  [    ]%
-----------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
    After-tax returns for Class R shares will vary.
(2) The Russell 2000 Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stock. It is not possible to invest directly in the index.
(3) The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P
    Small-Cap 600 Index. It does not take into account sales charges.
(4) The Fund began operations on 10/1/91. Index comparisons begin on 10/1/91.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)
           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.60%    0.50%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class Year 1   Year 3   Year 5   Year 10
-----------------------------------------------
Class R     $[    ]% $[    ]% $[    ]% $[    ]%
-----------------------------------------------


                                                                  Prospectus 19

               PIMCO PEA Growth Fund


--------------------------------------------------------------------------------
Principal Investments and Strategies

Principal Investments Investment Objective               Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital; Larger capitalization common   At least $5 billion
                      income is an incidental            stocks
                      consideration                                                     Dividend Frequency
                                                         Approximate Number of Holdings At least annually
                      Fund Category                      35-50
                      Growth Stocks

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

               The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk              .Currency Risk            .Management Risk
          .Issuer Risk              .Technology Related Risk  .Derivatives Risk
          .Growth Securities Risk   .Focused Investment Risk  .Leveraging Risk
          .Foreign Investment Risk  .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Class C shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average
               Annual Total Returns table for Class R shares is based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


20  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                         More Recent Return Information
                                                                               1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
1993    1994    1995    1996    1997    1998    1999     2000    2001    2002               -----------------------
-----  ------  ------  ------  ------  ------  ------   ------  ------  ------ Highest (10/1/99-12/31/99)    36.21%
9.32%  -0.75%  27.47%  17.52%  21.84%  38.90%  39.83%  -14.86% -29.59%   [  ]%              -----------------------
                                                                               Lowest (1/1/01-3/31/01)      -23.69%


     Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                           Fund Inception
                                                   1 Year  5 Year  10 Year (2/24/84)/(4)/
-----------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                       [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/       [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and Sale
 of Fund Shares/(1)/                               [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Class R                                            [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
S&P 500 Index /(2)/                                [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         [    ]% [    ]% [    ]% [    ]%
-----------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.


                                                                  Prospectus 21

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.50%    0.50%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and [    ]% in other
    expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class Year 1  Year 3  Year 5  Year 10
-------------------------------------------
Class R     $[    ] $[    ] $[    ] $[    ]
-------------------------------------------


22  PIMCO Funds: Multi-Manager Series

               PIMCO PEA Growth & Income Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                      Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Medium and large capitalization Greater than $5 billion
                      and current income                common stocks
                                                                                        Dividend Frequency
                      Fund Category                     Approximate Number of Holdings  Quarterly
                      Blend Stocks                      40-60

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

               When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

               When selecting securities for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

               The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

          .Market Risk             .Liquidity Risk           .Fixed Income Risk
          .Issuer Risk             .Foreign Investment Risk  .High Yield Risk
          .Growth Securities Risk  .Currency Risk            .Credit Risk
          .Value Securities Risk   .Focused Investment Risk  .Management Risk
          .Smaller Company Risk    .Technology Related Risk  .Derivatives Risk
                                                             .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Class R shares shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's


                                                                  Prospectus 23
               shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The performance information below for periods prior to August 1, 2000, reflects the Fund's advisory fee rate in effect prior to that date (0.63% per annum), which is higher than the current rate (0.60% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/02-9/30/03               [    ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
 1995    1996    1997    1998    1999      Highest (10/1/99-12/31/99)    40.12%
          2000    2001     2002                         -----------------------
 ------  ------  -----   ------  ------    Lowest (7/1/01-9/30/01)      -21.95%
         ------  -------  ------
 31.72%  17.31%  16.22%  29.89%  51.81%
         19.79%  -24.56%   [  ]

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)
                                                                                       Fund Inception
                                                                       1 Year  5 Years (12/28/94)/(4)/
------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1)/                            [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Class R                                                                [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
S&P Mid-Cap 400 Index/(2)/                                             [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Average/(3)/                               [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index. The S&P 500 Index replaced the S&P Mid-Cap 400 Index (an unmanaged index of middle capitalization U.S. stocks) as the Fund's comparative index because the
    Adviser believes the S&P 500 Index is more representative of the Fund's investment strategies.
(3) The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by
    Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300%
    of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.


24  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/
                                                            Distribution
                                                            and/
                                                            or Service                 Total Annual
                                                   Advisory (12b-        Other         Fund Operating
Share Class                                        Fees     1) Fees/(2)/ Expenses/(3)/ Expenses
-----------------------------------------------------------------------------------------------------
Class R                                            0.60%    0.50%        [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of
    Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares and [    ]% in other
    expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class     Year 1  Year 3  Year 5  Year 10
-----------------------------------------------
Class R         $[    ] $[    ] $[    ] $[    ]
-----------------------------------------------


                                                                  Prospectus 25

               PIMCO PEA Renaissance Fund
--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                        Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
                      and income                        business fundamentals
                                                                                          Dividend Frequency
                      Fund Category                     Approximate Number of Holdings    At least annually
                      Value Stocks                      50-80

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      . Market Risk            . Foreign Investment Risk  . Credit Risk
      . Issuer Risk            . Currency Risk            . Management Risk
      . Value Securities Risk  . Derivatives Risk         . Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and information to its right shows the performance of the Fund's
               Class C shares, which are offered in a different prospectus.
               This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average
               Annual Total Returns table for Class R shares is based on the performance of the Fund's Class C shares. The Class C performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


26  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Class C                                         More Recent Return Information
                                                                               1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                               Highest and Lowest Quarter Returns
                                                                               (for periods shown in the bar chart)
 1993    1994    1995    1996    1997    1998   1999     2000    2001    2002  Highest (10/1/01-12/31/01)    20.95%
------  ------  ------  ------  ------  ------  -----   ------  ------  ------             ------------------------
21.23%  -5.05%  27.61%  24.40%  34.90%  10.72%  9.02%   36.66%  18.51%   [  ]% Lowest (7/1/98-9/30/98)      -16.77%
                                                                                           ------------------------



Average Annual Total Returns (for periods ended
12/31/02)
                                                                                              Fund Inception
                                                                     1 Year  5 Years 10 Years (4/18/88)/(4)/
------------------------------------------------------------------------------------------------------------
Class C -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class C -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Class R                                                              [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index/(2)/                                     [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average/(3)/                            [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class C shares only.
    After-tax returns for Class R shares will vary.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4)The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund
Shareholder Fees (fees paid directly
from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory and/or Service    Other         Fund Operating
                                         Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class R                                  0.60%    0.50%             [    ]%       [    ]%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charge permitted by relevant rules of the National
    Association of Securities Dealers, Inc.
(3) Other expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                         Year 1   Year 3            Year 5        Year 10
------------------------------------------------------------------------------------------------
Class R                                  $[    ]  $[    ]           $[    ]       $[    ]
------------------------------------------------------------------------------------------------


                                                                  Prospectus 27

               PIMCO PEA Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                         Approximate Capitalization Range
and Strategies        Seeks long-term growth of capital Undervalued larger capitalization  More than $5 billion
                      and income                        stocks with improving fundamentals
                                                                                           Dividend Frequency
                      Fund Category                     Approximate Number of Holdings     At least annually
                      Value Stocks                      35-50

               The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

               The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

               The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .  Market Risk            .  Foreign Investment Risk  .  Credit Risk
      .  Issuer Risk            .  Currency Risk            .  Management Risk
      .  Value Securities Risk  .  Focused Investment Risk  .  Leveraging Risk
                                                            .  Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The top of the next page shows summary performance information
Information    for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's
               Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average Annual Total Returns table shows performance of the Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although
               Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


28  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/03-9/30/03               [    ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
                                           Highest (4/1/99-6/30/99)      17.92%
1993    1994    1995    1996   1997                     -----------------------
1998   1999   2000    2001    2002         Lowest (7/1/98-9/30/98)      -13.23%
------  ------  ------  ------  ------
-----  -----  ------  ------ ------
16.41%  -4.07%  38.91%  20.34%  26.21%
10.17% 4.30%  31.02%  15.70%  [  ]%

    Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                            Fund Inception
                                                   1 Year  5 Years 10 Years (12/30/91)/(4)/
-------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1) /          [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1) /                               [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1) /       [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class R                                            [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Russell 1000 Value Index /(2)/                     [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average /(3)/         [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
    After-tax returns for Class R shares will vary.
(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges, without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 12/30/91. Index comparisons begin on 12/31/91.


                                                                  Prospectus 29

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Class R shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1) /
                                                            Distribution                    Total Annual
                                                   Advisory and/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by the class.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class     Year 1  Year 3  Year 5  Year 10
-----------------------------------------------
Class R         $[    ] $[    ] $[    ] $[    ]
-----------------------------------------------


30  PIMCO Funds: Multi-Manager Series

               PIMCO RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus
and Strategies        Seeks long-term capital appreciation Large capitalization equity securities

                      Fund Category                        Approximate Number of Holdings
                      Growth Stocks                        45-85

Principal Investments Approximate Capitalization Range
and Strategies        At least $3 billion

                      Dividend Frequency
                      At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Currency Risk                       .Leveraging Risk
..Liquidity Risk          .Emerging Markets Risk               .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


                                                                  Prospectus 31

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average
               Annual Total Returns table shows performance of the DRCM Fund's
               Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional Class and Class R shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns --             More Recent Return Information
Institutional Class                        1/1/03-9/30/03               [    ]%

                                           Highest and Lowest Quarter Returns
[CHART]                                    (for periods shown in the bar chart)
                                                        -----------------------
1997    1998    1999    2000    2001       Highest (10/1/98-12/31/98)    29.25%
2002                                                    -----------------------
------  ------  ------  ------  -------    Lowest (1/1/01-3/31/01)      -19.06%
------
31.99%  44.11%  44.84%  -8.37%  -21.99
[  ]%

    Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/02)

                                                                     Fund inception
                                                     1 Year  5 Years (12/31/96)/(4)/
------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1) /          [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions/(1) /                               [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Institutional Class -- After Taxes on
 Distributions and Sale of Fund Shares/(1) /       [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Class R                                            [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                 [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/         [    ]%  [    ]%  [    ]%
------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for
    Institutional Class shares only. After-tax returns for Class R shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks.
    It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.


32  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

           Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
           on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
-----------------------------------------------------------------------------------------------------------
Class R    None                                             None
-----------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                            Distribution                    Total Annual
                                                   Advisory And/or Service    Other         Fund Operating
Share Class                                        Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
----------------------------------------------------------------------------------------------------------
Class R                                            0.45%    0.50%             [    ]%       [    ]%
----------------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities
    Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the
Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                              Year 1  Year 3  Year 5  Year 10
------------------------------------------------------------------------
Class R                                  $[    ] $[    ] $[    ] $[    ]
------------------------------------------------------------------------


                                                                  Prospectus 33

               PIMCO RCM Mid-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective                 Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital appreciation Equity and equity-related securities Up to $11.4 billion of U.S. companies with small and
                      Fund Category                        medium market capitalizations        Dividend Frequency
                      Growth Stocks                                                             At least annually
                                                           Approximate Number of Holdings
                                                           85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

..Market Risk             .Sector Specific Risk                .Credit Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Management Risk
..Growth Securities Risk  .Emerging Markets Risk               .Leveraging Risk
..Smaller Company Risk    .Currency Risk                       .Derivatives Risk
..Liquidity Risk          .Turnover Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


34  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when a corresponding
Information    fund of Dresdner RCM Global Funds, Inc. (the "DRCM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total Returns table show summary performance information for the DRCM Fund.
               The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional
               Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Performance information shown in the Average
               Annual Total Returns table shows performance of the DRCM Fund's
               Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class R shares. Although Institutional
               Class and Class R shares would have similar annual returns
               (because all of the Fund's shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund.
               The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                              1/1/03-9/30/03               [    ]%
                                    [CHART]
                                                                              Highest and Lowest Quarter Returns
                                                                              (for periods shown in the bar chart)
 1993   1994    1995    1996    1997    1998    1999   2000     2001    2002               -----------------------
------  -----  ------  ------  ------  ------  ------  -----  -------- ------ Highest (10/1/99-12/31/99)    42.24%
10.72%  0.76%  34.53%  19.07%  17.50%  15.06%  60.18%  1.25%   -24.62%  [ ]%               -----------------------
                                                                              Lowest (1/1/01-3/31/01)      -25.02%
        Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                  Fund inception
                                                         1 Year  5 Years 10 Years (11/6/79)/(4)/
------------------------------------------------------------------------------------------------
Institutional
 Class -- Before
 Taxes/(1)/                                              [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Institutional
 Class -- After
 Taxes on
 Distributions and
 Sale of Fund
 Shares/(1)/                                             [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Class R                                                  [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                        [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                 [    ]% [    ]% [    ]%  [    ]%
------------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest
    historical individual federal marginal income tax rates
    and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax
    situation and may differ from those shown. After-tax
    returns are not relevant to investors who hold Fund
    shares through tax-deferred arrangements such as 401(k)
    plans or individual retirement accounts. In some cases
    the return after taxes may exceed the return before
    taxes due to an assumed tax benefit from any losses on
    a sale of Fund shares at the end of the measurement
    period. After-tax returns are for Institutional Class
    shares only. After-tax returns for Class R shares will
    vary.
(2) The Russell Mid-Cap Growth Index is an unmanaged index
    that measures the performance of those Russell Mid-Cap
    companies with higher price-to-book ratios and higher
    forecasted growth values. The stocks are also members
    of the Russell 1000(R) Growth Index. It is not possible
    to invest directly in the index.
(3) The Lipper Mid-Cap Growth Funds Average is a total
    return performance average of funds tracked by Lipper,
    Inc. that normally invest primarily in companies with
    market capitalizations less than $5 billion at the time
    of purchase. It does not take into account sales
    charges.
(4) The Fund began operations on 10/31/79. Index
    comparisons begin on 10/31/79.


                                                                  Prospectus 35

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Class R shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)

         Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
         on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
---------------------------------------------------------------------------------------------------------
Class R  None                                             None
---------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                                                  Distribution                    Total Annual
                                         Advisory And/or Service    Other         Fund Operating
Share Class                              Fees     (12b-1) Fees/(2)/ Expenses/(3)/ Expenses
------------------------------------------------------------------------------------------------
Class R                                  0.47%    0.50%             [   ]%        [   ]%
------------------------------------------------------------------------------------------------
(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class R shares, Class R shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the
    National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.50% Administrative Fee paid Class R shares and [  ]% in other expenses estimated to be attributable to Class R shares in the current fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class R shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions.

Share Class Year 1  Year 3  Year 5  Year 10
-------------------------------------------
Class R     $[    ] $[    ] $[    ] $[    ]
-------------------------------------------


36  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on investments in each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The CCM Capital Appreciation, NFJ Equity
               Income, PEA Growth & Income, CCM Mid-Cap, NFJ Small-Cap Value and PEA Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The CCM Capital
               Appreciation, PEA Growth, PEA Growth & Income, CCM Mid-Cap, NACM
               Global, NACM International, RCM Large-Cap Growth and RCM Mid-Cap
               Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Global and NFJ
               Small-Cap Value Funds generally have substantial exposure to this risk. The PEA Growth & Income, CCM Mid-Cap and RCM Mid-Cap
               Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives    All Funds except the CCM Capital Appreciation, CCM Mid-Cap and
Risk           RCM Mid-Cap Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The


                                                                  Prospectus 37

               Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Healthcare Related Risk. Certain funds, such as the RCM Large-Cap Growth and RCM Mid-Cap Funds may make significant investments in the healthcare industry and may be subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Certain Funds, such as the RCM Large-Cap Growth and RCM Mid-Cap Funds, may be subject to risks particularly affecting technology companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories to the extent they invest their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities may experience more
(non-U.S.)     rapid and extreme changes in value than Funds that invest
Investment     exclusively in securities of U.S. issuers or securities that
Risk           trade exclusively in U.S. markets. The NACM Global, NACM
               International and RCM Large-Cap Growth Funds are especially susceptible to this risk. However, if foreign securities present attractive investment opportunities, any one of these Funds may increase their percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.
               Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.
               Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               NACM Global, NACM International and RCM Large-Cap Growth Funds may invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International and RCM Large-Cap Growth Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.


38  PIMCO Funds: Multi-Manager Series

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or
               "financial and business services," which may share common
               characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.
Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PEA Growth & Income
               Fund is particularly sensitive to this risk because it may invest a significant portion of its assets in interest rate sensitive securities such as corporate bonds.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds, specifically the NACM Global, NACM International and RCM Mid-Cap Funds, are particularly susceptible to this risk. The NACM International Fund is expected to have a portfolio turnover rate greater than 200%. The NACM Global Fund is expected to have a portfolio turnover rate greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The PEA Growth & Income Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them
               (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Advisers and each individual portfolio manager and/or portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


                                                                  Prospectus 39

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Global and NACM International Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Global and NACM International Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are recently organized and do not have a full calendar year performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.

               --------
              1 AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.



40  PIMCO Funds: Multi-Manager Series

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.


Prior Performance of Similar Accounts Relating to the NACM Global Fund
                   Nicholas-Applegate Nicholas-Applegate      MSCI All Country
Year               Global Select Fund Global Select Composite World Index Free(1)
---------------------------------------------------------------------------------
1998               46.18%             48.13%                       21.97%
---------------------------------------------------------------------------------
1999               129.35%            132.41%                      26.82%
---------------------------------------------------------------------------------
2000               (15.15)%           (15.54)%                     (13.94)%
---------------------------------------------------------------------------------
2001               (20.37)%           (19.30)%                     (15.91)%
---------------------------------------------------------------------------------
2002               [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
10/1/97-9/30/03    [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------
Since Inception(2) [    ]%            [    ]%                      [    ]%
---------------------------------------------------------------------------------

             (1)The Morgan Stanley Capital International ("MSCI") All Country
                World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
             (2)September 30, 1997.

Prior Performance of Similar Accounts Relating to the NACM International Fund
                      Nicholas-Applegate   Nicholas-Applegate
                      International Core   International Equity   MSCI EAFE
Year                  Growth Fund          Composite              Index(1)
-----------------------------------------------------------------------------
1997                  30.63%               32.47%                 1.78%
-----------------------------------------------------------------------------
1998                  21.54%               23.65%                 20.00%
-----------------------------------------------------------------------------
1999                  69.07%               69.72%                 26.96%
-----------------------------------------------------------------------------
2000                  (23.08)%             (23.62)%               (14.17)%
-----------------------------------------------------------------------------
2001                  (27.97)%             (27.58)%               (21.44)%
-----------------------------------------------------------------------------
2002                  [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
10/1/02-9/30/03       [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
10/1/97-9/30/03       [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------
Since Inception(2)    [    ]%              [    ]%                [    ]%
-----------------------------------------------------------------------------

             (1)Morgan Stanley Capital International Europe, Australia, Far
                East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
             (2)December 27, 1996.


                                                                  Prospectus 41

               Management of the Funds
Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[    ] billion in assets under
               management.

               The Adviser has retained investment management firms ("Sub-Advisers") to manage each Fund's investments. See "Sub-Advisers" below.

               The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. In the case of Funds for which the Adviser has retained a separate Sub-Adviser, the Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               During the most recently completed fiscal year, the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund                                                              Advisory Fees
-------------------------------------------------------------------------------
CCM Capital Appreciation, NFJ Equity Income, CCM Mid-Cap, RCM
 Large-Cap Growth and PEA Value Funds                                 0.45%
RCM Mid-Cap Fund                                                      0.47%
PEA Growth Fund                                                       0.50%
PEA Growth & Income, PEA Renaissance and NFJ Small-Cap Value
 Funds                                                                0.60%
NACM Global* and NACM International* Funds                            0.70%
* The NACM Funds commenced operations on July 19, 2002 and commenced paying advisory fees to the Adviser as of such date. The advisory fee rates shown for these Funds are the Funds' current advisory fee rates.


Administrative Each Fund pays for the administrative services it
Fees requires under a fee structure which is essentially fixed. Class R shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to Class R shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


42  PIMCO Funds: Multi-Manager Series

               Class R shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class R shares):

               Fund                                          Administrative Fees
               -----------------------------------------------------------------
               NACM International Fund                              0.70%
               NACM Global Fund                                     0.60%
               All other Funds                                      0.50%

Sub-Advisers   Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.

         Sub-Adviser*                        Funds
         -----------------------------------------------------------------------
         PIMCO Equity Advisors LLC           PEA Growth, PEA Growth & Income,
         ("PIMCO Equity Advisors")           PEA Value and PEA Renaissance
         1345 Avenue of the Americas, 50th
          Floor
         New York, NY 10105
         ------------------------------------
         Cadence Capital Management LLC      CCM Capital Appreciation and CCM
          ("Cadence")                        Mid-Cap
         265 Franklin Street
         11th Floor
         Boston, MA 02110
         ------------------------------------
         Dresdner RCM Global Investors LLC   RCM Large-Cap Growth and RCM
         ("Dresdner RCM")                    Mid-Cap (the "RCM Funds")
         4 Embarcadero Center
         San Francisco, CA 94111
         ------------------------------------
         Nicholas-Applegate Capital          NACM Global and NACM International
          Management LLC ("NACM")            Funds (the "NACM Funds")
         600 West Broadway
         San Diego, CA 92101
         ------------------------------------
         NFJ Investment Group L.P. ("NFJ")   NFJ Equity Income and NFJ
         2121 San Jacinto, Suite 1840        Small-Cap Value
         Dallas, TX 75201
         ------------------------------------

              * Each Sub-Adviser is affiliated with the Adviser.

               The following provides additional information about each Sub-Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.


                                                                  Prospectus 43

PIMCO Equity   PIMCO Equity Advisors provides equity-related advisory services
Advisors       to mutual funds and institutional accounts. Accounts managed by
               PIMCO Equity Advisors had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. A different sub-advisory firm served as Sub-Adviser for the PEA Growth Fund prior to March 6, 1999, for the PEA Growth & Income Fund prior to July 1, 1999, for the PEA Value Fund prior to May 8, 2000 and for the PEA Renaissance Fund prior to May 7, 1999.


Fund                Portfolio Managers Since Recent Professional Experience
---------------------------------------------------------------------------------------------------------------
PEA Growth          Kenneth W. Corba   1999  Managing Director and Chief Investment Officer of PIMCO Equity
                                             Advisors and a Member of the Management Board of ADAM of America.
                                             Prior to joining ADAM of America, he was with Eagle Asset
                                             Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He
                                             was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital
                                             Management Group, Senior Vice President and Portfolio Manager.

PEA Growth & Income Mr. Corba          1999  See above.

PEA Value           John K. Schneider  2000  Managing Director of PIMCO Equity Advisors. Prior to joining ADAM of America, he was a partner and Portfolio Manager of Schneider
                                             Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research
                                             at Newbold's Asset Management from 1991 to 1996.

PEA Renaissance     Mr. Schneider      1999  See above.

               During December, 2001, the sub-advisory functions performed by the PIMCO Equity Advisors division of ADAM of America and its personnel were transferred to PIMCO Equity Advisors LLC, a newly formed, indirect wholly owned subsidiary of ADAM of America. PIMCO Equity Advisors LLC serves as the Sub-Adviser to the Funds previously sub-advised by PIMCO Equity Advisors. The Funds' portfolio managers did not change as a result of these changes, which were approved by the Trust's Board of Trustees.


44  PIMCO Funds: Multi-Manager Series

Cadence Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at Cadence share primary responsibility for each of the noted Funds.


Fund         Portfolio Managers        Since             Recent Professional Experience
-----------------------------------------------------------------------------------------------------------
CCM Capital  David B. Breed            1991 (Inception)  Managing Director, Chief Executive Officer, Chief
Appreciation                                             Investment Officer and founding partner of
                                                         Cadence. Member of the Management Board of PIMCO
                                                         Funds Advisors. He is a research generalist and
                                                         has led the team of portfolio managers and
                                                         analysts since 1988. Mr. Breed has managed
                                                         separate equity accounts for many institutional
                                                         clients and has led the team that manages the
                                                         PIMCO Funds sub-advised by Cadence since those
                                                         Funds' inception dates.

             William B. Bannick        1992              Managing Director and Executive Vice President at
                                                         Cadence. Mr. Bannick is a research generalist and
                                                         Senior Portfolio Manager for the Cadence team. He
                                                         has managed separately managed equity accounts
                                                         for various Cadence institutional clients and has
                                                         been a member of the team that manages the PIMCO
                                                         Funds sub-advised by Cadence since joining
                                                         Cadence in 1992.

             Katherine A. Burdon       1993              Managing Director and Senior Portfolio Manager at
                                                         Cadence. Ms. Burdon is a research generalist and
                                                         has managed separately managed equity accounts
                                                         for various Cadence institutional clients and has
                                                         been a member of the team that manages the PIMCO
                                                         Funds sub-advised by Cadence since joining
                                                         Cadence in 1993.

CCM Mid-Cap  Messrs. Breed and Bannick Same as Capital   See above.
             and Ms. Burdon            Appreciation Fund


Dresdner RCM   Dresdner RCM is located at Four Embarcadero Center, San
               Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global
               Investors US Holdings LLC, Dresdner RCM provides advisory services to mutual funds and institutional accounts. Dresdner
               RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2003, Dresdner RCM had approximately $[ ] billion in assets under management.

               Each of the Funds is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information".

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund.


                                                                  Prospectus 45

NACM Organized in 1984, Nicholas-Applegate, an affiliate of the Adviser, provides advisory services to mutual funds and institutional accounts. As of September 30, 2003,
               Nicholas-Applegate had approximately $[ ] billion in assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.

Fund               Portfolio Managers    Since            Recent Professional Experience
--------------------------------------------------------------------------------------------------

NACM Global        Catherine Nicholas    2002 (inception) Nicholas-Applegate's Chief Investment
                                                          Officer from 1999 to August, 2002. She
                                                          is responsible for management of
                                                          Nicholas-Applegate's global equities
                                                          strategies. Ms. Nicholas joined the
                                                          firm in 1987 and has 18 years' prior
                                                          investment experience with Professional
                                                          Asset Securities, Inc. and Pacific
                                                          Century Advisors.

                   Pedro Marcal          2002 (inception) Lead Portfolio Manager for the
                                                          Nicholas-Applegate Global Select
                                                          Strategies since 2001. Lead Portfolio
                                                          Manager for the Nicholas-Applegate
                                                          Emerging Countries Strategies from
                                                          1994-2001. He has 5 years' prior
                                                          investment management experience with
                                                          A.B. Laffer & Associates and A-Mark
                                                          Precious Metals.

                   Nicholas Melhuish     2003             Lead Portfolio Manager for
                                                          Nicholas-Applegate Global Equities
                                                          Strategies since 2003. He has 12 years'
                                                          prior experience with Putnam
                                                          Investments and Schroder Investment
                                                          Management.

                   Loretta Morris        2002 (inception) Lead Portfolio Manager for
                                                          Nicholas-Applegate International Core
                                                          Growth Strategies since 1996,
                                                          International Growth Opportunities
                                                          Strategies since 1997, and
                                                          Nicholas-Applegate Global Strategies
                                                          since 1993. She has 10 years' prior
                                                          investment management experience with
                                                          Collins Associates.

                   Andrew Beal           2002 (inception) Lead Portfolio Manager for the
                                                          Nicholas-Applegate Emerging Countries
                                                          Strategies since 2001. He has 10 years'
                                                          prior experience with Schroder
                                                          Investment Management (UK) LTD.

                   Melisa Grigolite, CFA 2002 (inception) Portfolio Manager for the
                                                          Nicholas-Applegate's International
                                                          Growth Strategies since 1997. Ms.
                                                          Grigolite joined the firm in 1991. She
                                                          has 11 years' prior experience.

                   Michael Fredericks    2002 (inception) International Product Specialist with
                                                          Nicholas-Applegate since 2001. He has
                                                          7 years' of prior investment experience
                                                          with Callan Associates; Baring Asset
                                                          Management; Bank of America; Berger
                                                          Barnett Investment Partners and Dean
                                                          Witter Reynolds, Inc.

NACM International Loretta Morris        2002 (inception) See Above

                   Andrew Beal           2002 (inception) See Above

                   Jon Borchardt         2002 (inception) Investment Analyst for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1996. He has 5 years'
                                                          prior experience as a International
                                                          Account Administrator with
                                                          Nicholas-Applegate Capital Management
                                                          and interned with Lehman Brothers
                                                          Global Real Estate Group.

                   Jason Campbell        2002 (inception) Portfolio Manager for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1998. He has prior
                                                          experience with San Diego State
                                                          University Economics Department.
                   John Casarietti       2002 (inception) Investment Analyst for
                                                          Nicholas-Applegate Emerging Countries
                                                          Strategies since 2001 and Account
                                                          Administrator 1998 to 2001. His
                                                          experience includes responsibilities in
                                                          the firm's operations department and 4
                                                          years' prior experience with Interbank
                                                          Funding Group and Barron Chase
                                                          Securities.
                   Michael Fredericks    2002 (inception) See Above
                   Melisa Grigolite, CFA 2002 (inception) See Above


46  PIMCO Funds: Multi-Manager Series

Fund Portfolio Managers    Since            Recent Professional Experience
------------------------------------------------------------------------------------
     Rebecca Hagstrom, CFA 2002 (inception) Investment Analyst for
                                            Nicholas-Applegate Emerging Countries
                                            Fund since 2000. She has 5 years' prior
                                            experience with Prudential Global Asset
                                            Management; Prudential Capital Group
                                            and Prudential Realty Group.
     Karl Richtenburg      2002 (inception) Investment Analyst for
                                            Nicholas-Applegate International
                                            Strategies since 2001. He has 8 years'
                                            prior investment experience with GE
                                            Asset Management, International
                                            Equities and GFI Group Ltd., London.
     Eric Sagmeister       2002 (inception) Investment Analyst for
                                            Nicholas-Applegate's International
                                            Strategies since 1995. His experience
                                            with Nicholas-Applegate includes 5
                                            years' as a trade settlement
                                            coordinator and in the operations
                                            department. Previously with Qualcomm
                                            Communications

NFJ NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 2003, of approximately $[ ] billion.

               The following individuals at NFJ share primary responsibility for the noted Fund.

Fund                Portfolio Managers      Since            Recent Professional Experience
-----------------------------------------------------------------------------------------------------
NFJ Equity Income   Chris Najork            2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience encompassing equity research
                                                             and portfolio management. Prior to the
                                                             formation of NFJ in 1989, he was a
                                                             Senior Vice President, Senior Portfolio
                                                             Manager and analyst at NationsBank,
                                                             which he joined in 1974.
                    Benno J. Fischer        2000 (Inception) Managing Director and founding partner
                                                             of NFJ. He has over 30 years'
                                                             experience in portfolio management
                                                             investment analysis and research. Prior
                                                             to the formation of NFJ in 1989, he was
                                                             Chief Investment Officer (institutional
                                                             and fixed income), Senior Vice
                                                             President and Senior Portfolio Manager
                                                             at NationsBank, which he joined in
                                                             1971. Prior to joining NationsBank, Mr.
                                                             Fischer was a securities analyst at
                                                             Chase Manhattan Bank and Clark, Dodge.
                    Jeffrey S. Partenheimer 2002             Principal at NFJ. He is a portfolio
                                                             manager with over 16 years' experience
                                                             in financial analysis, portfolio
                                                             management and large corporate finance.
                                                             Prior to joining NFJ in 1999, he spent
                                                             10 years in commercial banking (8 of
                                                             those years managing investment
                                                             portfolios) and 4 years as a treasury
                                                             director for DSC Communications in
                                                             Plano, Texas. He began his career as a
                                                             financial analyst with First City Bank
                                                             of Dallas in 1985. He is both a CFA and
                                                             CPA.
NFJ Small-Cap Value Mr. Najork              1991 (Inception) See Above
                    Mr. Fischer             1991 (Inception) See Above
                    Paul A. Magnuson        1995             Principal at NFJ. He is a Portfolio
                                                             Manager and Senior Research Analyst
                                                             with 16 years' experience in equity
                                                             analysis and portfolio management.
                                                             Prior to joining NFJ in 1992, he was an
                                                             assistant vice president at
                                                             NationsBank, which he joined in 1985.
                                                             Within the Trust Investment Qualitative
                                                             Services Division at NationsBank, he
                                                             was responsible for equity analytics
                                                             and structured fund management.
                    E. Clifton Hoover       1998             Principal at NFJ. He is a Portfolio
                                                             Manager with 16 years' experience in
                                                             financial analysis and portfolio
                                                             management. Prior to joining NFJ in
                                                             1997, he was associated with Credit
                                                             Lyonnais from 1991 to 1997, where he
                                                             served as a vice-president and was
                                                             responsible for the financial analysis
                                                             and portfolio management of a
                                                             diversified portfolio. He began his
                                                             career as a financial analyst with
                                                             NationsBank in 1985.



                                                                  Prospectus 47

Adviser/       Shareholders of each Fund (except the NFJ Equity Income and CCM
Sub-Adviser    Mid-Cap Funds) have approved a proposal permitting the Adviser
Relationship   to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


48  PIMCO Funds: Multi-Manager Series

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Class R shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               How to Buy and Sell Shares

               The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds. For additional information, please see the PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares, which is part of the Statement of Additional Information which is incorporated herein by reference.

General        . Retirement Plans.   Class R shares generally are available
Information    only to 401(k) plans, 457 plans, employer sponsored 403(b)
               plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class
               R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the plan's financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings
               Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan.

               The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

               Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary ("financial service firm") authorized to sell Class R shares of the Funds. Eligible retirement plans may also purchase shares directly from the Trust. See "Buying Shares" below. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.


                                                                  Prospectus 49

               Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

               Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund's average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan's and/or the financial service firm's materials regarding its fees and services.

               . Calculation of Share Price and Redemption Payments. When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day.

               Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Distribution   The Funds pay fees to the Distributor on an ongoing basis as
and            compensation for the services the Distributor renders and the
Servicing      expenses it bears in connection with the sale and distribution
(12b-1) Plans  of Fund shares ("distribution fees") and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans
               ("12b-1 Plans") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               There is a separate 12b-1 Plan for Class R shares. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under the Class R 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to Class R shares):

                     Servicing                       Distribution
All Funds            Fee                             Fee
----------------------------------------------------------------------------
 Class R    0.25%                            0.25%
----------------------------------------------------------------------------

               Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds' shares.


50  PIMCO Funds: Multi-Manager Series

Buying Shares  Class R shares of each Fund are continuously offered to retirement plans. See "Retirement Plans" above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services. A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

               Retirement plans which wish to invest directly by mail should send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

                                      PIMCO Advisors Distributors LLC
                                      P.O. Box 9688
                                      Providence, RI 02940-0926

               The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

               Class R shares of the Funds will be held in a plan participant's account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant's agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

               The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment     The following investment minimums apply for purchases of Class R
Minimums       shares.

                   Initial Investment Subsequent Investments
                   -----------------------------------------
                    $2,500 per Fund       $100 per Fund

               In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator. Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

               Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

Minimum        Due to the relatively high cost to the Funds of maintaining
Account Size   small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor's balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO
               Funds accounts exceeds $50,000.

Exchanging     Except as provided below or in the applicable Fund's or series'
Shares         prospectus(es), Class R shares of any Fund may be exchanged for
               Class R shares of any other Fund or series of PIMCO Funds:
               Pacific Investment Management Series that offers Class R shares.
               Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Retirement plans may also limit exchanges to Funds offered as investment options in the plan. In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or


                                                                  Prospectus 51
               losses, and special rules may apply in computing tax basis when determining gain or loss. Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to a plan's financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling        Class R shares may be redeemed through the investor's plan
Shares         administrator on any day the New York Stock Exchange is open.
               Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

               Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

               Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions    The Trust has agreed to redeem shares of each Fund solely in
In Kind        cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund                      At Least Annually Quarterly
-----------------------------------------------------
NFJ Equity Income and PEA
 Growth & Income Funds                          .
-----------------------------------------------------
All other Funds                   .
-----------------------------------------------------

               In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.


52  PIMCO Funds: Multi-Manager Series

               You can choose from the following distribution options:

               . Reinvest all distributions in additional Class R shares of your Fund at NAV. This will be done unless you elect another option.

               . Invest all distributions in Class R shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. In addition, your retirement plan must offer both this option and the selected Fund as an investment option in the plan. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

               . Receive all distributions in cash (which will be credited to your account at your retirement plan). This option must be elected when your account is set up.

               You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

               If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

               For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.

               Tax Consequences

               . Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

               Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

               . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax for shareholders that are subject to such tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.


                                                                  Prospectus 53

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities
               and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               The CCM Capital Appreciation and CCM Mid-Cap Funds intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. Neither of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

               Under normal circumstances, the NFJ Equity Income and NFJ Small-Cap Value Funds intend to be fully invested in equity securities (aside from cash management practices), except that each of these Funds may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. The PEA Growth and PEA Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The PEA Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and real estate investment trusts, or "REITs." The PEA Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions.


54  PIMCO Funds: Multi-Manager Series

               Under normal market conditions, the NACM Funds and RCM Funds will invest primarily in equity securities. In addition, the RCM Large-Cap Growth Fund may invest up to 20% of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. In addition, the NACM Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the NACM Funds' and RCM Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. When the Sub-Adviser believes that any of the NACM Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), each NACM Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities which may be debt obligations issued or guaranteed by the U.S. government or foreign governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

               The temporary defensive strategies described in this subsection would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The NFJ Small-Cap Value Fund invests primarily
Capitalizationsin smaller companies and are especially sensitive to the risks described below. In addition, the NACM Funds generally have substantial exposure to these risks. The PEA Growth & Income, CCM Mid-Cap and RCM Mid-Cap Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds may purchase securities in initial public offerings
Public         (IPOs). These securities are subject to many of the same risks
Offerings      of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO


                                                                  Prospectus 55
               securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The NACM Funds invest principally in securities of foreign
(non-U.S.)     issues, securities traded principally in securities markets
Securities     outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). The PEA
               Growth and PEA Growth & Income Funds may invest up to 15% of their respective assets in foreign securities. The PEA
               Renaissance and PEA Value Funds may invest up to 25% of their assets in foreign securities. Each of these Funds may invest without limit in ADRs (defined below).

               The RCM Large-Cap Growth Fund may invest 20% and the RCM Mid-Cap Fund may invest 10% of its assets in foreign securities (but no more than 10% in any one foreign country). While such investments are not currently a principal investment technique for these Funds, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities subject to the limits described above. For the RCM Funds, Dresdner RCM considers foreign securities to include the following types of foreign equity and equity-linked securities (together, "foreign securities"): securities of companies that are organized or headquartered outside the U.S., and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. Dresdner RCM expects that these funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when Dresdner RCM believes that such securities are not publicly traded either in the U.S. or foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs). In addition, the PEA Growth, PEA Growth & Income, PEA Renaissance and PEA Value Funds and the RCM Funds and the NACM Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

               Certain Funds, particularly the NACM Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in countries with
Securities     developing (or "emerging market") economies. The RCM Large-Cap
               Growth Fund and the NACM International Fund may invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political


56  PIMCO Funds: Multi-Manager Series
               crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the NACM Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The NACM Global, NACM International, PEA Growth, PEA Growth & Income, PEA Renaissance and PEA Value Funds, as well as the RCM Funds, may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the NACM and RCM Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The NACM and RCM Funds, may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The NACM Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.


                                                                  Prospectus 57

Convertible    Each Fund may invest in convertible securities. The PEA Growth &
Securities     Income Fund may place particular emphasis on convertible
               securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the CCM Capital Appreciation, CCM Mid-Cap and
               RCM Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The NACM Global, NACM International, PEA Growth, PEA Growth & Income, PEA Renaissance, PEA Value and RCM Large-Cap Growth Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies, and also may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The NACM Global, NACM International and RCM Large-Cap Growth Funds may also enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.


58  PIMCO Funds: Multi-Manager Series

               Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-        The Funds may invest in equity-linked securities. Equity-linked
Linked         securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
               Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the NACM Global, NACM
               International and PEA Growth & Income Funds, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Funds, a Fund may only enter into short selling transactions if the security


                                                                  Prospectus 59
               sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (5% in the case of the RCM Mid-Cap Fund) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities.
               Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
               However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in  Each Fund may invest up to 5% of its assets in other investment
Other          companies. As a shareholder of an investment company, a Fund may
Investment     indirectly bear service and other fees which are in addition to
Companies      the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies
               (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have a portfolio turnover rate greater than 200%. The NACM
               Global Fund is expected to have a portfolio turnover rate greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's


60  PIMCO Funds: Multi-Manager Series
               performance. Funds, such as the PEA Growth & Income Fund, that have recently changed Sub-Advisers and/or investment objectives and policies may experience increased portfolio turnover due to the differences between the Funds' previous and current investment objectives and policies and portfolio management strategies.

Changes in     The investment objective of each of the NACM Funds, NFJ Equity
Investment     Income, PEA Growth, PEA Growth & Income and PEA Renaissance
Objectives and Funds described in this Prospectus may be changed by the Board
Policies       of Trustees without shareholder approval. The investment
               objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-       Risks" above and in this section, several of the Funds are newly
Sized Funds    formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the CCM Mid-Cap, NFJ Equity Income, NFJ Small-Cap Value, RCM
               Large-Cap Growth and RCM Mid-Cap Growth Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the RCM
               Funds may use Grassroots/(sm)/ Research in addition to their traditional research activities. Grassroots/(sm)/ Research is a division of Dresdner RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner
               RCM and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 61

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Funds. Because Class R shares of the Funds were not outstanding during the periods shown, the information below reflects the financial highlights of the oldest class of shares of each Fund. The performance shown below for those Funds for which Institutional Class performance is shown is better than that which would have been achieved by Class R shares of the Funds because of the higher fees and expenses associated with Class R shares.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has
been audited by [        ], whose report, along with each Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

The information provided for the PEA Growth Fund reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganizations, these Funds changed their fiscal year ends from September 30 to June 30. The expense ratios provided for these Funds for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. The information shown below for the RCM Large-Cap Growth Fund and RCM Mid-Cap Fund for periods prior to February 2, 2002 is that of the corresponding series of Dresdner RCM Global Funds, Inc., which were reorganized into these Funds on February 1, 2002. Since the NACM Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds. [To be updated by post-effective amendment.]



                       Net Asset    Net     Net Realized/  Total Income Dividends  Distributions
       Year or           Value   Investment   Unrealized       From      From Net    From Net
       Period          Beginning   Income   Gain (Loss) on  Investment  Investment   Realized
        Ended          of Period   (Loss)    Investments    Operations    Income   Capital Gains
------------------------------------------------------------------------------------------------
CCM Capital Appreciation Fund
  Institutional Class
   06/30/02             $17.72     $0.08(a)    $(2.93)(a)    $(2.85)     $(0.04)      $  0.00
   06/30/01              27.10      0.12(a)     (1.38)(a)     (1.26)      (0.14)       (7.98)
   06/30/00              26.84      0.08(a)      5.29 (a)       5.37      (0.11)       (5.00)
   06/30/99              26.13      0.16(a)      2.35 (a)       2.51      (0.15)       (1.65)
   06/30/98              21.19      0.15(a)      6.59 (a)       6.74      (0.12)       (1.68)
CCM Mid-Cap Fund (i)
  Institutional Class
   06/30/02             $21.35     $0.08(a)    $(3.21)(a)    $(3.13)     $(0.14)      $  0.00
   06/30/01              30.88      0.21(a)     (0.79)(a)     (0.58)      (0.16)       (8.79)
   06/30/00              23.01      0.09(a)      7.91 (a)       8.00      (0.11)       (0.02)
   06/30/99              24.09      0.12(a)     (0.11)(a)       0.01      (0.02)       (1.07)
   06/30/98              20.28      0.11(a)      5.11 (a)       5.22      (0.08)       (1.33)

--------
(i) Formerly the Mid-Cap Growth Fund.
(a) Per share amounts based upon average number of shares outstanding during the period.


62  PIMCO Funds: Multi-Manager Series

                                                                                                Ratio of Net
                              Fund                                                 Ratio of      Investment
Tax Basis                 Reimbursement   Net Asset                Net Assets End Expenses to Income (Loss) to
Return of      Total      Fee Added to   Value End of                of Period    Average Net   Average Net      Portfolio
 Capital   Distributions Paid-In Capital    Period    Total Return     (000s)       Assets         Assets      Turnover Rate
----------------------------------------------------------------------------------------------------------------------------
 $0.00        $(0.04)         $0.00         $14.83       (16.08)%     $247,275     0.71%(b)         0.51%           110%
  0.00         (8.12)          0.00          17.72        (8.83)       276,170     0.70             0.53            112
  0.00         (5.11)          0.00          27.10        22.79        372,028     0.71  (b)        0.29            119
  0.00         (1.80)          0.00          26.84        10.57        645,967     0.71  (b)        0.64            120
  0.00         (1.80)          0.00          26.13        32.97        805,856     0.71  (b)        0.64             75
$(0.03)       $(0.17)         $0.00         $18.05       (14.71)%     $520,160     0.71%(b)         0.41%           168%
  0.00         (8.95)          0.00          21.35        (5.33)       538,661     0.70             0.80            153
  0.00         (0.13)          0.00          30.88        34.88        582,715     0.71  (b)        0.35            164
  0.00         (1.09)          0.00          23.01         0.33        581,544     0.70             0.54             85
  0.00         (1.41)          0.00          24.09        26.16        437,985     0.71  (b)        0.46             66

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 0.70%.


                                                                  Prospectus 63


                                                            Net Realized/                  Dividends   Distributions
           Year or            Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
           Period                Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
            Ended                of Period    Income (Loss)  Investments     Operations      Income        Gains
----------------------------------------------------------------------------------------------------------------------
NFJ Equity Income Fund
  Institutional Class
   06/30/02                       $12.51         $ 0.34 (a)    $ (0.28)(a)     $  0.06       $(0.36)       $(0.86)
   06/30/01                         9.88           0.40 (a)       2.81 (a)        3.21        (0.35)        (0.23)
   05/08/00 - 06/30/00             10.51           0.06 (a)      (0.66)(a)       (0.60)       (0.03)         0.00
PEA Growth Fund (ii)
  Class C
   06/30/02                       $21.49         $(0.19)(a)    $ (5.43)(a)     $ (5.62)      $ 0.00        $(0.16)
   06/30/01                        34.66          (0.38)(a)     (10.44)(a)      (10.82)        0.00         (2.35)
   06/30/00                        31.15          (0.51)(a)       9.68 (a)        9.17         0.00         (5.66)
   06/30/99                        30.33          (0.35)(a)       5.09 (a)        4.74         0.00         (3.92)
   06/30/98                        25.58          (0.28)(a)       9.35 (a)        9.07         0.00         (4.32)
PEA Growth & Income Fund (ii)
  Institutional Class
   06/30/02                       $ 9.25         $ 0.12 (a)    $ (2.29)(a)     $ (2.17)      $(0.05)       $ 0.00
   06/30/01                        12.98           0.11 (a)      (0.16)(a)       (0.05)       (0.05)        (3.63)
   06/30/00                        15.84          (0.07)(a)       5.81 (a)        5.74         0.00         (8.60)
   06/30/99                        13.53          (0.03)(a)       2.99 (a)        2.96         0.00         (0.65)
   06/30/98                        14.04          (0.03)(a)       3.61 (a)        3.58         0.00         (4.09)
PEA Renaissance Fund (ii)
  Class C
   06/30/02                       $18.64         $(0.13)(a)    $ 1.07 (a)      $  0.94       $ 0.00        $(1.32)
   06/30/01                        14.52          (0.02)(a)      5.28 (a)         5.26        (0.01)        (1.13)
   06/30/00                        17.91          (0.07)(a)      0.13 (a)         0.06         0.00         (3.45)
   06/30/99                        18.96          (0.13)(a)      1.41 (a)         1.28         0.00         (2.33)
   06/30/98                        17.69          (0.07)(a)      4.88 (a)         4.81        (0.01)        (3.53)

--------
 *   Annualized
(ii) The information provided for the PEA Renaissance, PEA Growth and PEA Growth & Income Funds reflects results of operations under the Fund's former Sub-Adviser through May 7, 1999, March 6, 2000 and May 8, 2000, respectively; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements. The PEA Growth & Income Fund (formerly the Mid-Cap Equity Fund) changed its investment objective and policies on August 1, 2000 and its investment objective on September 26, 2000; the performance results shown above would not necessarily have been achieved had the Fund's current investment objective and policies been in effect during the periods shown.
(a) Per share amounts based upon average number of shares outstanding during the period.


64  PIMCO Funds: Multi-Manager Series

                                                                                                   Ratio of Net
                             Fund                                                   Ratio of        Investment
Tax Basis                Reimbursement   Net Asset                                 Expenses to   Income (Loss) to
Return of     Total      Fee Added to   Value End of               Net Assets End  Average Net     Average Net      Portfolio
 Capital  Distributions Paid-In Capital    Period    Total Return of Period (000s)   Assets           Assets      Turnover Rate
-------------------------------------------------------------------------------------------------------------------------------
 $0.00       $(1.22)         $0.00         $11.35         0.96%      $   34,152       0.74%(c)         2.88%            50%
  0.00        (0.58)          0.00          12.51        33.59           51,201       0.70             3.64             43
  0.00        (0.03)          0.00           9.88        (5.73)          24,888       0.70*            3.81*             3
$ 0.00       $(0.16)         $0.00         $15.71       (26.28)%     $  879,605       1.91%(b)        (1.02)%           76%
  0.00        (2.35)          0.00          21.49       (32.91)       1,486,530       1.90            (1.34)            85
  0.00        (5.66)          0.00          34.66        31.31        2,416,067       1.91(b)         (1.53)            72
  0.00        (3.92)          0.00          31.15        17.76        2,064,450       1.90            (1.18)           131
  0.00        (4.32)          0.00          30.33        39.99        1,853,002       1.91(b)         (1.02)           123
$ 0.00       $(0.05)         $0.00         $ 7.03       (23.45)%     $    5,676       0.86%(d)         1.49%           101%
  0.00        (3.68)        0.00             9.25        (3.08)           5,196       0.85             1.00             77
  0.00        (8.60)        0.00            12.98        49.32            4,914       1.03(e)         (0.46)           195
  0.00        (0.65)        0.00            15.84        23.18            7,399       0.89(e)         (0.22)           273
  0.00        (4.09)        0.00            13.53        30.40            8,488       0.89(e)         (0.25)           268
$ 0.00       $(1.32)         $0.00         $18.26         4.68%      $1,439,607       1.99(f)(h)      (0.65)%          109%
  0.00        (1.14)          0.00          18.64        37.29          607,511       2.00            (0.14)           138
  0.00        (3.45)          0.00          14.52         2.60          311,519       2.00            (0.45)           133
  0.00        (2.33)          0.00          17.91         9.12          442,049       2.00            (0.79)           221
  0.00        (3.54)          0.00          18.96        29.98          469,797       2.01(g)         (0.37)           192

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 1.90%.
(c) Ratio of expenses to average net assets excluding trustees' expense is 0.70%.
(d) Ratio of expenses to average net assets excluding trustees' expense is 0.85%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.88%.
(f) If the net assets for Class A, B and C shares did not exceed 2.5 billion dollars, the notes of expenses to average net assets would have been 2.00% for the period ended June 30, 2002.
(g) Ratio of expenses to average net assets excluding trustees' expense is 2.00%.
(h) Ratio of expenses to average net assets excluding trustees' expense is 1.98%.


                                                                  Prospectus 65


                                                     Net Realized/                  Dividends   Distributions
   Year or             Net Asset Value      Net        Unrealized    Total Income    From Net      From Net
   Period                 Beginning     Investment   Gain (Loss) on From Investment Investment Realized Capital
   Ended                  of Period    Income (Loss)  Investments     Operations      Income        Gains
---------------------------------------------------------------------------------------------------------------
NFJ Small-Cap
 Value Fund
  Institutional Class
   06/30/02                $19.26          $0.41(a)      $ 2.31 (a)     $ 2.72        $(0.13)       $ 0.00
   06/30/01                 14.26           0.42(a)        4.96 (a)       5.38         (0.38)         0.00
   06/30/00                 16.05           0.37(a)       (1.82)(a)      (1.45)        (0.34)         0.00
   06/30/99                 17.68           0.32(a)       (1.29)(a)      (0.97)        (0.21)        (0.45)
   06/30/98                 15.78           0.29(a)        2.50 (a)       2.79         (0.13)        (0.76)

PEA Value Fund (iii)
  Institutional Class
   06/30/02                $16.20          $0.14(a)      $(0.54)(a)     $(0.40)       $ 0.00        $(1.91)
   06/30/01                 11.42           0.19(a)       4.71 (a)        4.90         (0.12)         0.00
   06/30/00                 15.30           0.28(a)       (1.33)(a)      (1.05)        (0.26)        (2.57)
   06/30/99                 15.66           0.28(a)       1.36 (a)        1.64         (0.28)        (1.72)
   06/30/98                 14.81           0.25(a)       2.47 (a)        2.72         (0.24)        (1.63)

--------
(iii) The information provided for the PEA Value Fund reflects the results of operations under the Fund's former Sub-Adviser through May 8, 2000; the Fund would not necessarily have achieved the results shown above under its current investment management arrangements.
(a) Per share amounts based upon average number of shares outstanding during the period.


66  PIMCO Funds: Multi-Manager Series

                                                                                                 Ratio of Net
                             Fund                                                   Ratio of      Investment
Tax Basis                Reimbursement   Net Asset                                 Expenses to Income (Loss) to
Return of     Total      Fee Added To   Value End of               Net Assets End  Average Net   Average Net      Portfolio
 Capital  Distributions Paid-In Capital    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
-----------------------------------------------------------------------------------------------------------------------------
  $0.00      $(0.13)         $0.00         $21.85       14.25 %       $70,329         0.85%          2.04%            40%
  0.00        (0.38)          0.00          19.26       38.32          49,046         0.85           2.51             41
  0.00        (0.34)          0.00          14.26       (8.88)         30,059         0.86           2.57             55
  0.00        (0.66)          0.00          16.05       (5.11)         59,132         0.85           2.12             60
  0.00        (0.89)          0.00          17.68       17.77          47,432         0.85           1.65             41

   $0.00     $(1.91)         $0.00         $13.89       (3.31)%       $66,457         0.70%          0.87%           190%
    0.00      (0.12)          0.00          16.20       43.07          67,601         0.70           1.31            204
    0.00      (2.83)          0.00          11.42       (6.65)         41,996         0.70           2.18            196
    0.00      (2.00)          0.00          15.30       12.30          69,181         0.71(b)        1.99            101
    0.00      (1.87)          0.00          15.66       19.35          83,219         0.71(b)        1.59             77

--------
(b) Ratio of expenses to average net assets excluding trustees' expense is 0.70%.


                                                                  Prospectus 67

                                                Net Realized/
    Year or       Net Asset Value      Net        Unrealized    Total Income   Distributions from Distributions from Net
    Period           Beginning     Investment   Gain (Loss) on from Investment   Net Investment       Realized Gain
     Ended           of Period    Income (Loss)  Investments     Operations          Income           on Investments
------------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth Fund
Institutional Class
   6/30/02            $14.18         $ 0.04(a)      $(3.25)(a)     $(3.21)           $(0.02)              $ 0.00
  1/1/01-6/30/01       16.89           0.01(a)       (2.72)(a)      (2.71)             0.00                 0.00
  12/31/00             19.07          (0.02)(a)      (1.55)(a)      (1.57)             0.00                (0.61)
  12/31/99             16.14          (0.05)(a)       6.95(a)        6.90              0.00                (3.97)
  12/31/98             12.53          (0.02)(a)       5.51(a)        5.49             (0.01)               (1.87)
  12/31/97             10.00           0.01(a)        3.17(a)        3.18             (0.01)               (0.64)
RCM Mid-Cap Fund
Institutional Class
   6/30/02            $ 2.78         $(0.01)(a)     $(0.76)(a)     $(0.77)           $ 0.00               $ 0.00
  1/1/01-6/30/01        3.33           0.00(a)       (0.55)(a)      (0.55)             0.00                 0.00
  12/31/00              8.02          (0.04)(a)       0.20(a)        0.16              0.00                (4.85)
  12/31/99              5.87          (0.01)(a)       3.42(a)        3.41              0.00                (1.26)
  12/31/98              6.23           0.00(a)        0.81(a)        0.81              0.00                (1.17)
  12/31/97              6.40          (0.01)(a)       1.08(a)        1.07              0.00                (1.24)

--------
*   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.



68  PIMCO Funds: Multi-Manager Series

                   Fund
               Reimbursement  Net Asset                                 Ratio of Expenses to      Ratio of Expenses to
    Total      Fee Added to   Value End              Net Assets, End  Average Net Assets with  Average Net Assets without
Distributions Paid-In Capital of Period Total Return of Period (000s) Waiver and Reimbursement  Waiver and Reimbursement
--------------------------------------------------------------------------------------------------------------------------
   $(0.02)         $0.00       $10.95      (22.68)%     $  173,021              0.75%                     0.83%
     0.00           0.00        14.18      (16.05)          56,196              0.75*                     1.05*
    (0.61)          0.00        16.89       (8.37)          41,741              0.88                      1.37
    (3.97)          0.00        19.07       44.84           14,898              0.95                      2.45
    (1.88)          0.00        16.14       44.11            7,935              0.95                      3.04
    (0.65)          0.00        12.53       31.99            5,025              0.95                      2.63
   $ 0.00          $0.00       $ 2.01      (27.70)%     $  350,827              0.77%                     0.81%
     0.00           0.00         2.78      (16.52)         773,592              0.77*                     0.79*
    (4.85)          0.00         3.33        1.25          890,883              0.00                      0.76
    (1.26)          0.00         8.02       60.18        1,357,489              0.00                      0.77
    (1.17)          0.00         5.87       15.06          975,263              0.00                      0.76
    (1.24)          0.00         6.23       17.50          960,825              0.00                      0.76

Ratio of Net Investment
   Income (Loss) to       Portfolio
  Average Net Assets    Turnover Rate
-------------------------------------
          0.33%               36%
          0.16*               19
         (0.13)               42
         (0.26)              109
         (0.11)              100
          0.10               120
         (0.47)%             142%
         (0.27)*              76
         (0.41)              193
         (0.22)              198
         (0.01)              168
         (0.17)              155



                                                                  Prospectus 69

               PIMCO Funds: Multi-Manager Series


               The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

               You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

                     PIMCO Advisors Distributors LLC
                     2187 Atlantic Street
                     Stamford, Connecticut 06902

               You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commssion's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

               You can also visit our Web site at www.pimcoadvisors.com for additional information about the Funds.

               [LOGO] PIMCO
               ADVISORS

               File No. 811-6161


70  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISERS

               PIMCO Equity Advisors LLC, Cadence Capital Management LLC, Dresdner RCM Global Investors LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P.

               -----------------------------------------------------------------
               DISTRIBUTOR

               PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

               PFPC, Inc., P.O. Box 9688, Providence, RI 02940

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [          ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------
               For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

                                                     Not part of the Prospectus

Overview


This Prospectus describes PIMCO PEA Renaissance Fund, a mutual fund offered by PIMCO Funds: Multi-Manager Series. The Fund provides access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliate, PIMCO Equity Advisors LLC. As of September 30, 2003, the
Adviser and its investment management affiliates managed approximately $[    ]
billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully.


PEA Renaissance Fund

Investment Objective              Fund Focus                        Approximate Capitalization Range
Seeks long-term growth of capital Undervalued stocks with improving All capitalizations
and income                        business fundamentals

Fund Category                     Approximate Number of Holdings    Dividend Frequency
Value Stocks                      50-80                             At least annually

Fund Description, Performance and Fees. The following Fund Summary identifies the Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins after the Fund Summary.

It is possible to lose money on an investment in the Fund. The fact that a mutual fund like the Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The PIMCO PEA Renaissance Fund was formerly known as the PIMCO Renaissance Fund.

Fund Summary


The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.
   The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.
   The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs).
   The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..Market Risk               .Issuer Risk       .Derivatives Risk
..Foreign Investment Risk   .Currency Risk     .Management Risk
..Credit Risk               .Leveraging Risk   .Value Securities Risk

Please see "Summary of Principal Risks" following this Fund Summary for a description of the risks of investing in the Fund.


                                       PIMCO PEA Renaissance Fund Prospectus 3

Performance Information
The information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below it show performance of the Fund's Class C shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class A shares (2/1/91) and Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for those classes is based on the performance of the Fund's Class C shares. The prior Class C performance has been adjusted to reflect the sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and B shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class C

                                    [CHART]

 1993    1994    1995    1996    1997    1998   1999    2000    2001    2002
------  ------  ------  ------  ------  ------  -----  ------  ------  -------
21.23%  -5.05%  27.61%  24.40%  34.90%  10.72%  9.02%  36.66%  18.51%  [  ]%

                       Calendar Year End (through 12/31)

More Recent Return Information
------------------------------------ -------
1/1/03-9/30/03                       [    ]%
------------------------------------ -------

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
------------------------------------ -------
Highest (10/1/01-12/31/01)            20.95%
------------------------------------ -------
Lowest (7/1/98-9/30/98)              -16.77%
------------------------------------ -------


4   PIMCO PEA Renaissance Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/02)

                                                                             Fund Inception
                                                    1 Year  5 Years 10 Years (4/18/88)(4)
-------------------------------------------------------------------------------------------
Class A -- Before Taxes(1)                          [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions(1)          [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class A -- After Taxes on Distributions and Sale of
Fund Shares(1)                                      [    ]% [    ]%  13.35%  [    ]%
-------------------------------------------------------------------------------------------
Class B                                             [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Class C                                             [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Russell Mid-Cap Value Index(2)                      [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Average(3)             [    ]% [    ]% [    ]%  [    ]%
-------------------------------------------------------------------------------------------

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The Russell Mid-Cap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.
(3) The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in companies with a variety of capitalization ranges without concentrating in any one market capitalization range over an extended period of time. It does not take into account sales charges.
(4) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.


                                       PIMCO PEA Renaissance Fund Prospectus 5

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

        Maximum Sales Charge (Load)         Maximum Contingent Deferred
        Imposed on Purchases                Sales Charge (Load) (as a percentage
        (as a percentage of offering price) of original purchase price)
--------------------------------------------------------------------------------
Class A 5.50%                               1%(1)
--------------------------------------------------------------------------------
Class B None                                5%(2)
--------------------------------------------------------------------------------
Class C None                                1%(3)
--------------------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                     Distribution                Total Annual
            Advisory and/or Service  Other       Fund Operating
Share Class Fees     (12b-1) Fees(2) Expenses(3) Expenses
---------------------------------------------------------------
Class A     0.60%    0.25%           [    ]%     [    ]%
---------------------------------------------------------------
Class B     0.60     1.00            [    ]      [    ]
---------------------------------------------------------------
Class C     0.60     1.00            [    ]      [    ]
---------------------------------------------------------------

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

            Example: Assuming you redeem your shares Example: Assuming you do not redeem
            at the end of each period                your shares
Share Class Year 1     Year 3    Year 5    Year 10   Year 1   Year 3   Year 5   Year 10
----------------------------------------------------------------------------------------
Class A     $[    ]    $[    ]   $[    ]   $[    ]   $[    ]  $[    ]  $[    ]  $[    ]
----------------------------------------------------------------------------------------
Class B      [    ]     [    ]    [    ]    [    ]    [    ]   [    ]   [    ]   [    ]
----------------------------------------------------------------------------------------
Class C      [    ]     [    ]    [    ]    [    ]    [    ]   [    ]   [    ]   [    ]
----------------------------------------------------------------------------------------


6   PIMCO PEA Renaissance Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The Fund normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in the Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value Securities Risk
The Fund places particular emphasis on value securities. Value securities are securities issued by companies that may not be expected to experience significant earnings growth, but whose securities the portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.


                                       PIMCO PEA Renaissance Fund Prospectus 7

Derivatives Risk
The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leveraging Risk
Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Foreign (non-U.S.) Investment Risk
The Fund invests in foreign securities and may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market


8   PIMCO PEA Renaissance Fund Prospectus

disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. To the extent that the Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to the Fund's investment in foreign securities.

Currency Risk
Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Credit Risk
The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and/or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


                                       PIMCO PEA Renaissance Fund Prospectus 9

Management of the Fund

Investment Adviser and Administrator
PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.
   The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory affiliates had approximately
$[    ] billion in assets under management.
   The Adviser has retained its affiliate, PIMCO Equity Advisors LLC ("PEA" or the "Sub-Adviser"), to manage the Fund's investments. See "Sub-Adviser" below. In addition, the Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Fund as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees
The Fund pays a monthly advisory fee to the Adviser in return for providing or arranging for the provision of investment advisory services. For the fiscal year ended June 30, 2003, the Fund paid monthly advisory fees to the Adviser at the annual rate of 0.60% of average daily net assets. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

Administrative Fees
The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.


10  PIMCO PEA Renaissance Fund Prospectus

   Class A, B and C shareholders of the Fund pay the Adviser monthly administrative fees at an annual rate of 0.40% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares). The Administrative Fee rate is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Adviser
PEA has full investment discretion and makes all determinations with respect to the investment of the Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. PEA provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PEA
had combined assets as of September 30, 2003, of approximately $[    ] billion.
PEA's address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105.

Individual Portfolio Manager
The following person has primary responsibility for managing the Fund.

Portfolio Manager Since Recent Professional Experience
-----------------------------------------------------------------------------------------------
John K. Schneider 1999  Mr. Schneider is a Managing Director of PEA. Prior to joining PEA, he was a partner and Portfolio Manager of Schneider Capital
                        Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the
                        Equity Policy Committee and Director of Research at Newbold's
                        Asset Management from 1991 to 1996.

A different sub-advisory firm served as Sub-Adviser for the Fund prior to May 7, 1999.

Adviser/Sub-
Adviser Relationship
Shareholders of the Fund have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to the Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee all sub-advisers and to recommend their hiring, termination and replacement.

Distributor
The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                       PIMCO PEA Renaissance Fund Prospectus 11

Investment Options -- Class A, B and C Shares



The Trust offers investors Class A, Class B and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.
   The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares
(the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares
.. You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

.. You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

.. Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

.. You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares
.. You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.


12  PIMCO PEA Renaissance Fund Prospectus

.. Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares
.. You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

.. Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class
B shares if the shares are held for more than eight years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales
Charges -- Class A Shares
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

                     Initial Sales Charge Initial Sales Charge
                     as % of Net          as % of Public
  Amount of Purchase Amount Invested      Offering Price
  ------------------------------------------------------------
  $0-$49,999         5.82%                5.50%
  ------------------------------------------------------------
  $50,000-$99,999    4.71%                4.50%
  ------------------------------------------------------------
  $100,000-$249,999  3.63%                3.50%
  ------------------------------------------------------------
  $250,000-$499,999  2.56%                2.50%
  ------------------------------------------------------------
  $500,000-$999,999  2.04%                2.00%
  ------------------------------------------------------------
  $1,000,000 +       0.00%*               0.00%*
  ------------------------------------------------------------

* As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.


                                       PIMCO PEA Renaissance Fund Prospectus 13

Class C Shares
As discussed above, Class C shares of the Fund are not subject to an initial sales charge. No sales charge is imposed where Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

Contingent Deferred Sales Charges (CDSCs) -- Class B and Class C Shares Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

Class B Shares

Years Since Purchase   Percentage Contingent
Payment was Made       Deferred Sales Charge
--------------------------------------------
First                  5
--------------------------------------------
Second                 4
--------------------------------------------
Third                  3
--------------------------------------------
Fourth                 3
--------------------------------------------
Fifth                  2
--------------------------------------------
Sixth                  1
--------------------------------------------
Seventh and thereafter 0*
--------------------------------------------

* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Percentage Contingent Deferred
Payment was Made     Sales Charge
---------------------------------------------------
First                1
---------------------------------------------------
Thereafter           0
---------------------------------------------------

CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.


14  PIMCO PEA Renaissance Fund Prospectus

How CDSCs are Currently Calculated
A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

For example, the following illustrates the current operation of the Class B
CDSC:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor's account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will
be Calculated
 -- Shares Purchased After December 31, 2001
The Fund expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Fund will provide shareholders with at least 60 days' notice prior to implementing the change. When the Fund implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

Under the new calculation method, the following rules will apply:

.. Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

.. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.


                                       PIMCO PEA Renaissance Fund Prospectus 15

.. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

.. In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor's account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of the Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans
The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


16  PIMCO PEA Renaissance Fund Prospectus

   There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to the particular class of shares):

                          Servicing      Fee Distribution Fee
                  -------------------------------------------
                  Class A 0.25%              None
                  -------------------------------------------
                  Class B 0.25%              0.75%
                  -------------------------------------------
                  Class C 0.25%              0.75%
                  -------------------------------------------

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares of certain Funds may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


                                       PIMCO PEA Renaissance Fund Prospectus 17

How Fund Shares Are Priced


The net asset value ("NAV") of the Fund's Class A, Class B and Class C shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.
   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.
   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. Because the Fund may invest a significant portion of its assets outside the United States, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
   Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.
   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


18  PIMCO PEA Renaissance Fund Prospectus

How to Buy and Sell Shares


The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

PIMCO Funds Shareholders' Guide
More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

..  Automated telephone and wire transfer procedures

..  Automatic purchase, exchange and withdrawal programs

..  Programs that establish a link from your Fund account to your bank account

..  Special arrangements for tax-qualified retirement plans

.. Investment programs which allow you to reduce or eliminate initial sales charges

.. Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments
When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.
   The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares
You can buy Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for


                                       PIMCO PEA Renaissance Fund Prospectus 19

its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

.. Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926.
   The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.
   The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.
   The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums
The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment Subsequent Investments
$2,500 per Fund    $100 per Fund

   Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Fee
Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to


20  PIMCO PEA Renaissance Fund Prospectus

employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size
Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares
Except as provided below and/or in the Fund's or series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund that is a series of the Trust or of PIMCO
Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to a $2,500 minimum initial purchase requirements per fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.
   The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different


                                       PIMCO PEA Renaissance Fund Prospectus 21

PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.
   The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares
You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

.. Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

   (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

   (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

   (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

   (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

   A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account.


22  PIMCO PEA Renaissance Fund Prospectus

To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts -- you must redeem through your broker.
   If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

..  Telephone requests to the Transfer Agent

..  PIMCO Funds Automated Telephone System (ATS)

..  Expedited wire transfers

..  Automatic Withdrawal Plan

..  PIMCO Funds Fund Link

   Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.
   Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.
   Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.


                                       PIMCO PEA Renaissance Fund Prospectus 23

Timing of Redemption Payments
Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind
The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares
If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee
When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.


24  PIMCO PEA Renaissance Fund Prospectus

Request for Multiple Copies of Shareholder Documents
To reduce expenses, it is intended that only one copy of the Fund's prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.


                                       PIMCO PEA Renaissance Fund Prospectus 25

Fund Distributions


The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

.. Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

.. Invest all distributions in shares of the same class of any other fund that is a series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in that series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

.. Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

   You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

   If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

   For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


26  PIMCO PEA Renaissance Fund Prospectus

Tax Consequences


.. Taxes on Fund Distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.
   Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.
   Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

.. Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

.. A Note on Foreign Investments. The Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

.. Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

 . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.


                                       PIMCO PEA Renaissance Fund Prospectus 27

   Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.
   As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.
   This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.


28  PIMCO PEA Renaissance Fund Prospectus

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio manager. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Fixed Income Securities and Defensive Strategies
Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.
   Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.
   The Fund will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. The Fund may also invest a portion of its assets in fixed income securities.
   The Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of the Fund and may adversely affect the Fund's ability to achieve its investment objective.


                                       PIMCO PEA Renaissance Fund Prospectus 29

Companies With Smaller Market Capitalizations
The Fund may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.
   Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings
The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds advised by the Adviser or its affiliates to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The investment performance of the Fund


30  PIMCO PEA Renaissance Fund Prospectus

during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign (non-U.S.) Securities
The Fund may invest up to 25% of its assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). In addition, the Fund may invest in American Depository Receipts
(ADRs), European Depository Receipts (EDRs) and Global Depository Receipts
(GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.
   Investing in foreign securities involves special risks and considerations not typically associated volved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities
The Fund may invest in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of


                                       PIMCO PEA Renaissance Fund Prospectus 31

sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
   Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
   Special Risks of Investing in Russian and Other Eastern European
Securities. The Fund may invest in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.


32  PIMCO PEA Renaissance Fund Prospectus

Foreign Currencies
Because the Fund may invest a significant portion of its assets in foreign securities, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by governments or central banks, or by currency controls or political developments. The non-U.S. currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.
   Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Convertible Securities
The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.


                                       PIMCO PEA Renaissance Fund Prospectus 33

Derivatives
The Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
   Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.
   The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.
   Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
   Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.
   Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
   Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for


34  PIMCO PEA Renaissance Fund Prospectus

leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.
   Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.
   Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
   Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities
The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes


                                       PIMCO PEA Renaissance Fund Prospectus 35

and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities
The Fund may invest in securities based on its credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.
   The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities
Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Fund may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in


36  PIMCO PEA Renaissance Fund Prospectus

the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Short Sales
The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, the Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings
The Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Adviser or PEA in accordance with procedures established by the Board of Trustees to cover its obligations under


                                       PIMCO PEA Renaissance Fund Prospectus 37

reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities
The Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies
The Fund may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when


38  PIMCO PEA Renaissance Fund Prospectus

distributed to shareholders who are individuals) and may adversely impact the Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Changes in Investment Objectives and Policies
The investment objective of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise specified, references to assets in the percentage limitations on the Fund's investments refer to total assets.

Other Investments and Techniques
The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.


                                       PIMCO PEA Renaissance Fund Prospectus 39

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has
been audited by [          ], whose report, along with the Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. The information provided for the Fund reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganization, the Fund changed its fiscal year end from September 30 to June 30. The expense ratios provided for the Fund for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. [To be updated by post-effective amendment.]

              Net Asset               Net Realized/                  Dividends  Distributions
  Year or       Value        Net        Unrealized    Total Income    From Net    From Net
  Period      Beginning  Investment   Gain (Loss) on From Investment Investment   Realized
   Ended      of Period Income (Loss)  Investments     Operations      Income   Capital Gains
---------------------------------------------------------------------------------------------
PEA Renaissance Fund (i)
  Class A
   06/30/02    $19.31      $0.02 (a)      $1.09 (a)       $1.11        $ 0.00      $(1.32)
   06/30/01     14.95       0.10 (a)        5.46(a)        5.56         (0.07)      (1.13)
   06/30/00     18.21        0.06(a)        0.13(a)        0.19          0.00       (3.45)
   06/30/99     19.10       (0.01)(a)       1.45(a)        1.44          0.00       (2.33)
   06/30/98     17.73        0.07(a)        4.91(a)        4.98         (0.08)      (3.53)
  Class B
   06/30/02     18.74       (0.13)(a)      1.08 (a)        0.95          0.00       (1.32)
   06/30/01     14.60       (0.03)(a)       5.31(a)        5.28         (0.01)      (1.13)
   06/30/00     17.99       (0.07)(a)       0.13(a)        0.06          0.00       (3.45)
   06/30/99     19.06       (0.13)(a)       1.39(a)        1.26          0.00       (2.33)
   06/30/98     17.77       (0.07)(a)       4.91(a)        4.84         (0.02)      (3.53)
  Class C
   06/30/02     18.64       (0.13)(a)       1.07(a)        0.94          0.00       (1.32)
   06/30/01     14.52       (0.02)(a)       5.28(a)        5.26         (0.01)      (1.13)
   06/30/00     17.91       (0.07)(a)       0.13(a)        0.06          0.00       (3.45)
   06/30/99     18.96       (0.13)(a)       1.41(a)        1.28          0.00       (2.33)
   06/30/98     17.69       (0.07)(a)       4.88(a)        4.81         (0.01)      (3.53)

--------
(a)Per share amounts based upon average number of shares outstanding during the period.
(i)The information provided for the Fund reflects results of operations under the Fund's former sub-adviser through May 7, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


40  PIMCO PEA Renaissance Fund Prospectus

                                                         Ratio of Net
                               Net Assets  Ratio of       Investment
              Net Asset          End of   Expenses to    Income (Loss) Portfolio
    Total     Value End Total    Period   Average Net     to Average   Turnover
Distributions of Period Return   (000s)     Assets        Net Assets     Rate
--------------------------------------------------------------------------------
   $(1.32)     $19.10    5.43% $1,503,396    1.24%(b)(d)      0.09%       109%
    (1.20)      19.31   38.39     424,024    1.25             0.57        138
    (3.45)      14.95    3.36      68,433    1.25             0.36        133
    (2.33)      18.21    9.94      90,445    1.26(c)         (0.04)       221
    (3.61)      19.10   30.98      85,562    1.26(c)          0.35        192
    (1.32)      18.37    4.71   1,090,610    1.98(g)         (0.65)       109
    (1.14)      18.74   37.23     315,977    2.00            (0.17)       138
    (3.45)      14.60    2.59      89,621    2.00            (0.45)       133
    (2.33)      17.99    8.94     126,576    2.00            (0.78)       221
    (3.55)      19.06   29.99     100,688    2.01(f)         (0.39)       192
    (1.32)      18.26    4.68   1,439,607    1.99(g)(e)      (0.65)       109
    (1.14)      18.64   37.29     607,511    2.00            (0.14)       138
    (3.45)      14.52    2.60     311,519    2.00            (0.45)       133
    (2.33)      17.91    9.12     442,049    2.00            (0.79)       221
    (3.54)      18.96   29.98     469,797    2.01(f)         (0.37)       192

--------
(b)If the net assets for the Class A, B and C shares did not exceed 2.5 billion dollars, the ratio of expenses to average net assets would have been 1.25% for the period ended June 30, 2002.
(c)Ratio of expenses to average net assets excluding trustee expense is 1.25%
(d)Ratio of expenses to average net assets excluding trustee expense is 1.23%.
(e)Ratio of expenses to average net assets excluding trustee expense is 1.98%.
(f)Ratio of expenses to average net assets excluding trustees' expense is 2.00%.
(g)If the net assets for the Class A, B and C shares did not exceed 2.5 billion dollars, the ratio of expenses to average net assets would have been 2.00% for the period ended June 30, 2002.


                                       PIMCO PEA Renaissance Fund Prospectus 41

PIMCO Funds: Multi-Manager Series

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
   The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.
   You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

   PIMCO Advisors Distributors LLC
   2187 Atlantic Street
   Stamford, Connecticut 06902

   You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.
   You can also visit our Web site at www.pimcoadvisors.com for additional information about the Fund.

[LOGO] PIMCO
ADVISORS

File No. 811-6161

PIMCO Funds: Multi-Manager Series


-----------------------------------------------------------------------------------------------------------
Investment            PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY
Adviser and           10105
Administrator
-----------------------------------------------------------------------------------------------------------
Distributor           PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
-----------------------------------------------------------------------------------------------------------
Custodian             State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
-----------------------------------------------------------------------------------------------------------
Shareholder Servicing PFPC, Inc., P.O. Box 9688, Providence, RI 02940-9688
Agent and Transfer
Agent
-----------------------------------------------------------------------------------------------------------
Independent           [        ]
Accountants
-----------------------------------------------------------------------------------------------------------
Legal Counsel         Ropes & Gray LLP, One International Place, Boston, MA 02110
-----------------------------------------------------------------------------------------------------------
For Account           For PIMCO Funds account information contact your financial advisor, or if you receive
Information           account information directly from PIMCO Funds, you can also call 1-800-426-0107.
                      Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern
                      Time. Or visit our Web site at www.pimcoadvisors.com.
-----------------------------------------------------------------------------------------------------------

                                                    Not part of the Prospectus.

Overview

This Prospectus describes PIMCO PEA Innovation Fund, a mutual fund offered by PIMCO Funds: Multi-Manager Series. The Fund provides access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliate, PIMCO Equity Advisors LLC. As of September 30, 2003, the Adviser and its investment management affiliates managed approximately $[ ] billion.

The Prospectus explains what you should know about the Fund before you invest. Please read it carefully.


PEA Innovation Fund              Fund Focus                          Approximate Capitalization Range
Investment Objective             Common stocks of technology-related More than $200 million
Seeks capital appreciation; no   companies
consideration is given to income                                     Dividend Frequency
                                 Approximate Number of Holdings      At least annually
Fund Category                    40-70
Sector-Related Stocks

Fund Description, Performance and Fees. The following Fund Summary identifies the Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins after the Fund Summary.

It is possible to lose money on an investment in the Fund. The fact that a mutual fund like the Fund had good performance in the past (for example, during the year ended 1999) is no assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The PIMCO PEA Innovation Fund was formerly known as the PIMCO Innovation Fund.

Fund Summary

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.
   The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment is disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.
   Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest a substantial portion of its assets in the securities of smaller capitalization companies. The Fund may invest up to 40% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.
   In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..Market Risk            .Credit Risk               .Turnover Risk
..Smaller Company Risk   .Focused Investment Risk   .Management Risk
..Currency Risk          .Foreign Investment Risk   .Growth Securities Risk
..Issuer Risk            .Leveraging Risk           .Technology Related Risk
..Liquidity Risk         .Derivatives Risk

Please see "Summary of Principal Risks" following this Fund Summary for a description of the risks of investing in the Fund.


                                        PIMCO PEA Innovation Fund Prospectus 3

Performance Information
The information below shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below it show performance of the Fund's Class A shares, but the returns do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception of Class B shares (5/22/95), performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Class A shares. The prior Class A performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class B shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Class A

                                    [CHART]

 1995    1996   1997    1998    1999     2000     2001     2002
------  ------  -----  ------  -------  -------  -------  ------
45.33%  23.60%  9.03%  79.41%  139.40%  -28.82%  -45.08%  [   ]%



More Recent Return Information
------------------------------------ -
1/1/03 - 9/30/03                [  ]
------------------------------------ -

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
------------------------------------ -
Highest (10/1/99 - 12/31/99)  80.12%
------------------------------------ -
Lowest (7/1/01 - 9/30/01)    -46.31%
------------------------------------ -


4   PIMCO PEA Innovation Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/02)

                                                                                   Fund Inception
                                                                    1 Year 5 Years (12/22/94)/(4)/
--------------------------------------------------------------------------------------------------
Class A - Before Taxes/(1)/                                         [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
Class A - After Taxes on Distributions/(1)/                         [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
Class A - After Taxes on Distributions and Sale of Fund Shares/(1)/ [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
Class B                                                             [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
Class C                                                             [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
NASDAQ Composite Index/(2)/                                         [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------
Lipper Science and Technology Fund Average/(3)/                     [  ]%  [  ]%   [  ]%
--------------------------------------------------------------------------------------------------

(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Classes B and C will vary.
(2) The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.
(3) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.



                                        PIMCO PEA Innovation Fund Prospectus 5

Fees and Expenses of the Fund
These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

                                            Maximum Contingent Deferred
        Maximum Sales Charge (Load)         Sales Charge (Load) (as a
        Imposed on Purchases                percentage
        (as a percentage of offering price) of original purchase price)
-----------------------------------------------------------------------
Class A 5.50%                               1%(1)
-----------------------------------------------------------------------
Class B None                                5%(2)
-----------------------------------------------------------------------
Class C None                                1%(3)
-----------------------------------------------------------------------

(1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
(3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

                     Distribution                Total Annual
            Advisory and/or Service  Other       Fund Operating
Share Class Fees     (12b-1) Fees(2) Expenses(3) Expenses
---------------------------------------------------------------
Class A     0.65%    0.25%           [  ]%       [  ]%
---------------------------------------------------------------
Class B     0.65     1.00            [  ]%       [  ]%
---------------------------------------------------------------
Class C     0.65     1.00            [  ]%       [  ]%
---------------------------------------------------------------

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3) Other Expenses reflects a 0.40% Administrative Fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion and [ ]% in trustees' expenses incurred during the most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

        Example: Assuming you redeem your shares     Example: Assuming you do not redeem your
        at the end of each period                    shares
        Year 1     Year 3     Year 5     Year 10     Year 1     Year 3     Year 5     Year 10
-------------------------------------------------------------------------------------------------
Class A  $[  ]      $[  ]      $[  ]       $[  ]      $[  ]      $[  ]      $[  ]       $[  ]
-------------------------------------------------------------------------------------------------
Class B  $[  ]      $[  ]      $[  ]       $[  ]      $[  ]      $[  ]      $[  ]       $[  ]
-------------------------------------------------------------------------------------------------
Class C  $[  ]      $[  ]      $[  ]       $[  ]      $[  ]      $[  ]      $[  ]       $[  ]
-------------------------------------------------------------------------------------------------


6   PIMCO PEA Innovation Fund Prospectus

Summary of Principal Risks


The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are identified in the Fund Summary and are summarized in this section. The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The Fund normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in the Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth Securities Risk
The Fund may invest in equity securities of companies that its portfolio manager or portfolio management team believes will experience relatively rapid earnings growth. The Fund may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller Company Risk
The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited


                                        PIMCO PEA Innovation Fund Prospectus 7

product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Fund generally has substantial exposure to this risk.

IPO Risk
The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity Risk
The Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. A fund, like the Fund, with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tends to have the greatest exposure to liquidity risk.

Derivatives Risk
The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Fund may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They


8   PIMCO PEA Innovation Fund Prospectus

also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. The Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector Specific Risks
Mutual funds, such as the Fund, that invest a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.
   Technology Related Risk. Because the Fund concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Foreign (non-U.S.) Investment Risk
The Fund may invest a significant percentage of its assets in foreign securities and may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. To the extent that the Fund invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks including weather emergencies and natural disasters associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to the Fund's investment in foreign securities.
   EMU Countries Risk. The Fund may invest a significant percentage of its assets in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU


                                        PIMCO PEA Innovation Fund Prospectus 9

is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging Markets Risk
Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk
Because the Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk
Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. Some of those issuers also may present substantial credit or other risks. The Fund is vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because the Fund normally "concentrates" its investments in those companies. Also, the Fund may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging Risk
Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Fund may engage in transactions or


10  PIMCO PEA Innovation Fund Prospectus

purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover Risk
A change in the securities held by the Fund is known as "portfolio turnover." High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact the Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Credit Risk
The Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and/or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


                                        PIMCO PEA Innovation Fund Prospectus 11

Management of the Fund

Investment Adviser and Administrator
PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters.
   The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory affiliates had approximately $[ ] billion in assets under management.
   The Adviser has retained its affiliate, PIMCO Equity Advisors LLC ("PEA" or the "Sub-Adviser"), to manage the Fund's investments. See "Sub-Adviser" below. In addition, the Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Fund as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees
The Fund pays a monthly advisory fee to the Adviser in return for providing or arranging for the provision of investment advisory services. For the fiscal year ended June 30, 2003, the Fund paid monthly advisory fees to the Adviser at the annual rate of 0.65% of average daily net assets. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

Administrative Fees
The Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of most third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.
   Class A, B and C shareholders of the Fund pay the Adviser monthly administrative fees at an annual rate of 0.40% (stated as a percentage of the average daily net assets attributable in the


12  PIMCO PEA Innovation Fund Prospectus

aggregate to the Fund's Class A, Class B and Class C shares). The
Administrative Fee rate is subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

Sub-Adviser
PEA has full investment discretion and makes all determinations with respect to the investment of the Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees. PEA provides equity-related advisory services to mutual funds and institutional accounts. Accounts managed by PEA had combined assets as of September 30, 2003, of approximately $[ ] billion. PEA's address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105.

Individual Portfolio Manager
The following person has primary responsibility for managing the Fund.

Portfolio Manager   Since Recent Professional Experience
---------------------------------------------------------------------------------------------
Dennis P. McKechnie 1998  Prior to joining PEA, he was with Columbus Circle Investors from
                          1991 to 1999, where he managed equity accounts and served in various capacities including as Portfolio Manager for the Fund. Mr.
                          McKechnie received his M.B.A. from Columbia Business School and a degree in electrical engineering from Purdue University.

A different sub-advisory firm served as Sub-Adviser for the Fund prior to March 6, 1999.

Distributor
The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of the Adviser. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                        PIMCO PEA Innovation Fund Prospectus 13

Investment Options -- Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this Prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.
   The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust's multi-class arrangements is included in the PIMCO Funds Shareholders' Guide for Class A, B and C Shares
(the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Class A Shares
.. You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

.. You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

.. Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

.. You normally pay no contingent deferred sales charge ("CDSC") when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares
.. You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.


14  PIMCO PEA Innovation Fund Prospectus

.. Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years.)

Class C Shares
.. You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

.. You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

.. Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

.. Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class
B shares if the shares are held for more than eight years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges -- Class A Shares
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value ("NAV") of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


                  Initial Sales Charge Initial Sales Charge
Amount of         as % of Net          as % of Public
Purchase          Amount Invested      Offering Price
-----------------------------------------------------------
$0-$49,999        5.82%                5.50%
-----------------------------------------------------------
$50,000-$99,999   4.71%                4.50%
-----------------------------------------------------------
$100,000-$249,999 3.63%                3.50%
-----------------------------------------------------------
$250,000-$499,999 2.56%                2.50%
-----------------------------------------------------------
$500,000-$999,999 2.04%                2.00%
-----------------------------------------------------------
$1,000,000 +      0.00%*               0.00%*
-----------------------------------------------------------

* As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.


                                        PIMCO PEA Innovation Fund Prospectus 15

Class C Shares
As discussed above, Class C shares of the Fund are not subject to an initial sales charge. No sales charge is imposed where Class C shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.

Contingent Deferred Sales Charges (CDSCs) -- Class B and Class C Shares Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules.

Class B Shares

Years Since Purchase   Percentage Contingent Deferred
Payment was Made       Sales Charge
-----------------------------------------------------
First                  5
-----------------------------------------------------
Second                 4
-----------------------------------------------------
Third                  3
-----------------------------------------------------
Fourth                 3
-----------------------------------------------------
Fifth                  2
-----------------------------------------------------
Sixth                  1
-----------------------------------------------------
Seventh and thereafter 0*
-----------------------------------------------------

* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Percentage Contingent Deferred
Payment was Made     Sale Charge
---------------------------------------------------
First                1
---------------------------------------------------
Thereafter           0
---------------------------------------------------

CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and CDSCs" below.

How CDSCs are Currently Calculated
A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the


16  PIMCO PEA Innovation Fund Prospectus

particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

For example, the following illustrates the current operation of the Class B
CDSC:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor's account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be
Calculated
 -- Shares Purchased After December 31, 2001
The Fund expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Fund will provide shareholders with at least 60 days' notice prior to implementing the change. When the Fund implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

Under the new calculation method, the following rules will apply:

.. Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

.. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

.. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

.. In determining whether a CDSC is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed.


                                        PIMCO PEA Innovation Fund Prospectus 17

For example, the following illustrates the operation of the Class B CDSC beginning no later than January 1, 2008:

.. Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor's account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

   In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of the Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

Distribution and Servicing (12b-1) Plans
The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to Distribution and Servicing Plans ("12b-1 Plans") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
   There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund's average daily net assets attributable to the particular class of shares):

                             Servicing Fee Distribution Fee
                     --------------------------------------
                     Class A 0.25%         None
                     --------------------------------------
                     Class B 0.25%         0.75%
                     --------------------------------------
                     Class C 0.25%         0.75%
                     --------------------------------------


18  PIMCO PEA Innovation Fund Prospectus

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class B and Class C shares of certain Funds may not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.


                                        PIMCO PEA Innovation Fund Prospectus 19

How Fund Shares Are Priced



The net asset value ("NAV") of the Fund's Class A, Class B and Class C shares is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.
   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.
   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. Because the Fund may invest a significant portion of its assets outside the United States, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
   Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.
   In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.


20  PIMCO PEA Innovation Fund Prospectus

How to Buy and Sell Shares



The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

PIMCO Funds Shareholders' Guide
More detailed information about the Trust's purchase, sale and exchange arrangements for Fund shares is provided in the PIMCO Funds Shareholders' Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

..  Automated telephone and wire transfer procedures

..  Automatic purchase, exchange and withdrawal programs

..  Programs that establish a link from your Fund account to your bank account

..  Special arrangements for tax-qualified retirement plans

.. Investment programs which allow you to reduce or eliminate initial sales charges

.. Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments
When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.
   The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).


                                        PIMCO PEA Innovation Fund Prospectus 21

Buying Shares
You can buy Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

.. Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

   PIMCO Advisors Distributors LLC,
   P.O. Box 9688
   Providence, RI 02940-0926.

   The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.
   The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.
   The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums
The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment Subsequent Investments
$2,500 per Fund    $100 per Fund

   Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.


22  PIMCO PEA Innovation Fund Prospectus

Small Account Fee
Because of the disproportionately high costs of servicing accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size
Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares
Except as provided below and/or in the Fund's or series' prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund that is a series of the Trust or of PIMCO
Funds: Pacific Investment Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to a $2,500 minimum initial purchase requirements per fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.
   The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of ex-


                                        PIMCO PEA Innovation Fund Prospectus 23

changes characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.
   The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling Shares
You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

.. Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

.. Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

   (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

   (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

   (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

   (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.



24  PIMCO PEA Innovation Fund Prospectus

   A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.
   If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

..  Telephone requests to the Transfer Agent

..  PIMCO Funds Automated Telephone System (ATS)

..  Expedited wire transfers

..  Automatic Withdrawal Plan

..  PIMCO Funds Fund Link

   Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.
   Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.
   Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other


                                        PIMCO PEA Innovation Fund Prospectus 25

unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of Redemption Payments
Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions In Kind
The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares
If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee
When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees


26  PIMCO PEA Innovation Fund Prospectus

from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Request for Multiple Copies of Shareholder Documents
To reduce expenses, it is intended that only one copy of the Fund's prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.


                                        PIMCO PEA Innovation Fund Prospectus 27

Fund Distributions


The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare and distribute income dividends to shareholders of record at least annually.
   In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

.. Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

.. Invest all distributions in shares of the same class of any other fund that is a series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers that class at NAV. You must have an account existing in that series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

.. Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

   You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.
   If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.
   For further information on distribution options, please contact your broker or call the Distributor at 1-800-426-0107.


28  PIMCO PEA Innovation Fund Prospectus

Tax Consequences

.. Taxes on Fund Distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.
   Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.
   Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

.. Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

.. A Note on Foreign Investments. The Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

.. Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

.. the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

.. provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.


                                        PIMCO PEA Innovation Fund Prospectus 29

Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.
   As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.
   This section relates only to federal income tax consequences of investing in the Fund; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.


30  PIMCO PEA Innovation Fund Prospectus

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio manager can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio manager. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Fixed Income Securities and Defensive Strategies
Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.
   Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.
   The Fund will invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. The Fund may also invest a portion of its assets in fixed income securities.
   The Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of the Fund and may adversely affect the Fund's ability to achieve its investment objective.

Companies With Smaller Market Capitalizations
The Fund may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Fund generally has substantial exposure to these risks.


                                        PIMCO PEA Innovation Fund Prospectus 31

Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.
   Because securities of smaller companies may have limited liquidity, the Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial Public Offerings
The Fund may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds advised by the Adviser or its affiliates to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during peri-


32  PIMCO PEA Innovation Fund Prospectus

ods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign (non-U.S.) Securities
The Fund may invest up to 40% of its assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). In addition, the Fund may invest in American Depository Receipts
(ADRs), European Depository Receipts (EDRs) and Global Depository Receipts
(GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.
   Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for a Fund that invests in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging Market Securities
The Fund may invest in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropria-


                                        PIMCO PEA Innovation Fund Prospectus 33

tion or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
   Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
   Special Risks of Investing in Russian and Other Eastern European
Securities. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies
Because the Fund may invest a significant portion of its assets in foreign securities, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by governments or central banks, or by currency controls or political developments. The non-U.S. currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.
   Foreign Currency Transactions. The Fund may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific cur-


34  PIMCO PEA Innovation Fund Prospectus

rency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Convertible Securities
The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, the Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives
The Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
   Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The


                                        PIMCO PEA Innovation Fund Prospectus 35

Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Fund may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Fund may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.
   The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.
   Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
   Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.
   Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
   Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.
   Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.
   Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest.


36  PIMCO PEA Innovation Fund Prospectus

If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.
   Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked Securities
The Fund may invest in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Credit Ratings and Unrated Securities
The Fund may invest in securities based on its credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund will not


                                        PIMCO PEA Innovation Fund Prospectus 37

necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and PEA do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.
   The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield Securities
Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield securities" or "junk bonds." The Fund may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to the party arranging the loan.

Short Sales
The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, the Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to re-


38  PIMCO PEA Innovation Fund Prospectus

place the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements
The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings
The Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by the Adviser or PEA in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. The Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for the Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid Securities
The Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such secu-


                                        PIMCO PEA Innovation Fund Prospectus 39

rities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies
The Fund may invest up to 5% of its assets in other investment companies. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Fund may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals) and may adversely impact the Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Changes in Investment Objectives and Policies
The investment objective of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval. If there is a change in the Fund's investment objective or policies, including a


40  PIMCO PEA Innovation Fund Prospectus

change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise specified, references to assets in the percentage limitations on the Fund's investments refer to total assets.

Other Investments and Techniques
The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.


                                        PIMCO PEA Innovation Fund Prospectus 41

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has
been audited by [          ], whose report, along with the Fund's financial
statements, are included in the Trust's annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.
   The information provided for the Fund reflects the operational history of a corresponding series of PIMCO Funds which reorganized as a series of the Trust on January 17, 1997. In connection with the reorganization, the Fund changed its fiscal year end from September 30 to June 30. The expense ratios provided for the Fund for periods prior to January 17, 1997 reflect fee arrangements of PIMCO Funds previously in effect which differ from the current fee arrangements of the Trust. [To be updated by post-effective amendment.]

                                                    Net          Total                Distributions
                                                 Realized/      Income    Dividends     From Net
  Year or     Net Asset Value       Net          Unrealized       From     From Net     Realized
  Period         Beginning      Investment     Gain (Loss) on  Investment Investment     Capital
   Ended         of Period     Income (Loss)    Investments    Operations   Income        Gains
---------------------------------------------------------------------------------------------------
PEA Innovation Fund (i)
  Class A
   06/30/02       $28.74          $(0.23)(a)     $(14.74)(a)    $(14.97)    $ 0.00       $ 0.00
   06/30/01        72.29           (0.46)(a)      (36.74)(a)     (37.20)      0.00        (6.35)
   06/30/00        37.46           (0.58)(a)       41.80(a)       41.22       0.00        (6.39)
   06/30/99        24.28           (0.28)(a)       14.72(a)       14.44       0.00        (1.26)
   06/30/98        17.43           (0.19)(a)       8.21 (a)        8.02       0.00        (1.17)
  Class B
   06/30/02        27.07           (0.37)(a)      (13.82)(a)     (14.19)      0.00         0.00
   06/30/01        69.06           (0.78)(a)      (34.86)(a)     (35.64)      0.00        (6.35)
   06/30/00        36.09           (1.01)(a)       40.37(a)       39.36       0.00        (6.39)
   06/30/99        23.60           (0.49)(a)       14.24(a)       13.75       0.00        (1.26)
   06/30/98        17.10           (0.33)(a)       8.00 (a)        7.67       0.00        (1.17)
  Class C
   06/30/02        27.06           (0.37)(a)      (13.82)(a)     (14.19)      0.00         0.00
   06/30/01        69.04           (0.79)(a)      (34.84)(a)     (35.63)      0.00        (6.35)
   06/30/00        36.08           (1.00)(a)       40.35(a)       39.35       0.00        (6.39)
   06/30/99        23.59           (0.48)(a)       14.23(a)       13.75       0.00        (1.26)
   06/30/98        17.09           (0.33)(a)       8.00 (a)        7.67       0.00        (1.17)

--------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(b)Ratio of expenses to average net assets excluding trustees' expense is 1.30%.
(c)If the net assets for the Class A, B and C shares did not exceed 2.5 billion dollars, the ratio of expenses to average net assets would have been 1.30% for the period ended June 30, 2001.
(d)Ratio of expenses to average net assets excluding trustees' expense is 2.05%.
(i)The information provided for the Fund reflects results of operations under the Fund's former sub-adviser through March 6, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.


42  PIMCO PEA Innovation Fund Prospectus

                                                              Ratio of Net
                                                   Ratio of    Investment
              Net Asset                           Expenses to Income (Loss)
    Total     Value End  Total    Net Assets End  Average Net  to Average     Portfolio
Distributions of Period  Return  of Period (000s)   Assets     Net Assets   Turnover Rate
-----------------------------------------------------------------------------------------
    $0.00      $13.77   (52.09)%    $  300,730       1.31%(b)     (1.12)%        207%
   (6.35)       28.74   (55.14)        734,124       1.28(c)      (0.95)         271
   (6.39)       72.29   115.04       1,408,455       1.30         (0.91)         186
   (1.26)       37.46    61.36         313,946       1.30         (0.90)         119
   (1.17)       24.28    48.10          85,800       1.31(b)      (0.94)         100
     0.00       12.88   (52.42)        304,020       2.06(d)      (1.87)         207
   (6.35)       27.07   (55.48)        801,890       2.03(c)      (1.69)         271
   (6.39)       69.06   114.17       1,680,792       2.05         (1.66)         186
   (1.26)       36.09    60.17         351,876       2.05         (1.64)         119
   (1.17)       23.60    46.95          81,130       2.06(d)      (1.69)         100
     0.00       12.87   (52.44)        381,016       2.06(d)      (1.87)         207
   (6.35)       27.06   (55.48)      1,009,666       2.04(c)      (1.70)         271
   (6.39)       69.04   114.17       2,275,811       2.05         (1.66)         186
   (1.26)       36.08    60.20         580,251       2.05         (1.65)         119
   (1.17)       23.59    46.97         219,258       2.06(d)      (1.69)         100


                                        PIMCO PEA Innovation Fund Prospectus 43

PIMCO Funds: Multi-Manager Series


The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Fund's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
   The SAI includes the PIMCO Funds Shareholders' Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.
   You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

      PIMCO Advisors Distributors LLC
      2187 Atlantic Street
      Stamford, Connecticut 06902

   You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.
   You can also visit our Web site at www.pimcoadvisors.com for additional information about the Fund.

[LOGO] PIMCO
ADVISORS

File No. 811-6161

PIMCO Funds: Multi-Manager Series


--------------------------------------------------------------------------------

Investment            PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105
Adviser and
Administrator

------------------------------------------------------------------------------------------------------------
Distributor           PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

------------------------------------------------------------------------------------------------------------
Custodian             State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

------------------------------------------------------------------------------------------------------------
Shareholder Servicing PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
Agent and Transfer
Agent

------------------------------------------------------------------------------------------------------------
Independent           [  ]
Accountants

------------------------------------------------------------------------------------------------------------
Legal Counsel         Ropes & Gray LLP, One International Place, Boston MA 02110

------------------------------------------------------------------------------------------------------------
For Account           For PIMCO Funds account information contact your financial advisor, or if you receive
Information           account information directly from PIMCO Funds, you can also call 1-800-426-0107.
                      Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time.
                      Or visit our Web site at www.pimcoadvisors.com.


                                                    Not part of the Prospectus.

PIMCO Funds Prospectus


PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Classes Institutional and Administrative

This Prospectus describes 7 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliate, Nicholas-Applegate Capital Management. As of September 30, 2003, PIMCO Advisors Fund Management and its investment management affiliates managed approximately
$[    ] billion.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information......................................................  3
Fund Summaries
   NACM Core Equity Fund.................................................  4
   NACM Flex-Cap Value Fund..............................................  6
   NACM Global Fund......................................................  8
   NACM Growth Fund...................................................... 10
   NACM International Fund............................................... 12
   NACM Pacific Rim Fund................................................. 14
   NACM Value Fund....................................................... 17
Summary of Principal Risks............................................... 19
Prior Nicholas-Applegate Performance Information......................... 21
Management of the Funds.................................................. 23
Investment Options -- Institutional Class and Administrative Class Shares 28
Purchases, Redemptions and Exchanges..................................... 29
How Fund Shares Are Priced............................................... 33
Fund Distributions....................................................... 34
Tax Consequences......................................................... 34
Characteristics and Risks of Securities and Investment Techniques........ 35
Financial Highlights..................................................... 42


2   PIMCO Funds: Multi-Manager Series

               Summary Information


               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                       Approximate Approximate
                                        Investment                                     Number of   Capitalization
                    PIMCO Fund          Objective            Main Investments          Holdings    Range
-----------------------------------------------------------------------------------------------------------------------------
Growth Stock Funds  NACM Growth         Long-term capital    Large capitalization      30-40       Upper 90% of the Russell
                                        appreciation         equity securities                     1000 Growth Index
-----------------------------------------------------------------------------------------------------------------------------
Blend Stock Funds   NACM Core Equity    Long-term capital    Large capitalization      100-150     Russell 1000 Index
                                        appreciation         equity securities
-----------------------------------------------------------------------------------------------------------------------------
Value Stock Funds   NACM Value          Long-term capital    Equity securities of      60-75       Russell 1000 Value Index
                                        appreciation         large U.S. companies
                                                             that are undervalued in
                                                             the marketplace
                    ---------------------------------------------------------------------------------------------------------
                    NACM Flex-Cap Value Long-term capital    Equity securities of      50-75       All capitalizations
                                        appreciation         U.S. companies that are
                                                             undervalued in the
                                                             marketplace
-----------------------------------------------------------------------------------------------------------------------------
Global Stock Funds  NACM Global         Maximum long-term    Equity securities of      65-90       All capitalizations
                                        capital appreciation large capitalization
                                                             companies located in at
                                                             least three different
                                                             countries
-----------------------------------------------------------------------------------------------------------------------------
International Stock NACM International  Maximum long-term    Equity securities of      100-150     Companies with
Funds                                   capital appreciation large capitalization                  capitalizations in the top
                                                             companies in at least                 75% of the relevant
                                                             three non-U.S. countries              market
                    ---------------------------------------------------------------------------------------------------------
                    NACM Pacific Rim    Long-term growth of  Equity securities of      80-110      All capitalizations
                                        capital              companies located within
                                                             the Pacific Rim
-----------------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. The
Funds          fact that a Fund had good performance in the past is no
               assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance
               Corporation or any other government agency.


                                                                  Prospectus 3

               PIMCO NACM Core Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term capital Large capitalization equity securities Russell 1000 Index appreciation

                      Fund Category           Approximate Number of Holdings         Dividend Frequency
                      Blend Stocks            100-150                                At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities. The Fund emphasizes U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the upper 90% of the Russell
               1000 Index as measured at the time of purchase ($[    ] billion
               and greater as of September 30, 2003). The capitalizations of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

               The portfolio managers select stocks for the Fund using both "growth" and "value" styles. When using a "growth" style, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. When using a "value" style, the portfolio managers seek to identify companies with stocks having below-average valuations whose business fundamentals are expected to improve. The portfolio managers determine valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

              .Market Risk             .Value Securities Risk  .Management Risk
              .Issuer Risk             .Liquidity Risk         .Leveraging Risk
              .Growth Securities Risk  .Derivatives Risk       .Credit Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


4   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from
your investment)                                                                        None

Redemption Fee (as a percentage of exchange
price or amount redeemed)                                                               1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.50%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.50%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class and [    ]% and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.


Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative
Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

Share Class                                  Year 1      Year 3
----------------------------------------------------------------
Institutional Class                          $[    ]     $[    ]
----------------------------------------------------------------
Administrative Class                          [    ]      [    ]
----------------------------------------------------------------


                                                                  Prospectus 5

               PIMCO NACM Flex-Cap Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of U.S. companies that All capitalizations
                      appreciation            are undervalued in the marketplace

                      Fund Category           Approximate Number of Holdings           Dividend Frequency
                      Value Stocks            50-75                                    At least annually

               The Fund seeks to achieve its investment objective by investing primarily in common stock of U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratios, price-to-book ratios and price-to-cash flow ratios.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

               .Market Risk            .Liquidity Risk        .Credit Risk
               .Issuer Risk            .Leveraging Risk       .Management Risk
               .Value Securities Risk  .Smaller Company Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


6   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from
your investment)                                                                        None

Redemption Fee (as a percentage of exchange
price or amount redeemed)                                                               1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.65%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.65%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class and [    ] % and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                       Year 1                       Year 3
---------------------------------------------------------------------------------------------
Institutional Class                               $[    ]                      $[    ]
---------------------------------------------------------------------------------------------
Administrative Class                               [    ]                       [    ]
---------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO NACM Global Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective            Fund Focus                                Approximate Capitalization Range
and Strategies        Seeks maximum long-term capital Equity securities of large capitalization All capitalizations
                      appreciation                    companies located in at least three
                                                      different countries

                      Fund Category                   Approximate Number of Holdings            Dividend Frequency
                      Global Stocks                   65-90                                     At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

         .Foreign (non-U.S.)     .Growth Securities Risk  .Management Risk
          Investment Risk        .Currency Risk           .Turnover Risk
         .Emerging Markets Risk  .Issuer Risk             .Liquidity Risk
         .Credit Risk            .Derivatives Risk        .Smaller Company Risk
         .Market Risk            .Leveraging Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


8   PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly
from your investment)                                                          None

Redemption Fee (as a percentage of
exchange price or amount redeemed)                                            2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.70%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.70%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.40% Administrative Fee paid by each class and [    ]% and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                         Year 1    Year 3
-------------------------------------------------------------------------------------
Institutional Class                                                 $[    ]   $[    ]
-------------------------------------------------------------------------------------
Administrative Class                                                 [    ]    [    ]
-------------------------------------------------------------------------------------


                                                                  Prospectus 9

               PIMCO NACM Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term capital Large capitalization equity securities Upper 90% of the Russell 1000
                      appreciation                                                   Growth Index

                      Fund Category           Approximate Number of Holdings         Dividend Frequency
                      Growth Stocks           30-40                                  At least annually

               The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in growth equity securities of U.S. companies with large market capitalizations. The Fund defines large capitalization companies as those with market capitalizations similar to the upper 90% of the Russell 1000
               Growth Index as measured at the time of purchase ($[    ]
               billion and greater as of September 30, 2003). The capitalization of the companies held by the Fund may fluctuate greatly as the market moves upwards or downwards. The Fund's portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund is currently subject to purchase and exchange restrictions and is available only to certain investors. Please see "Purchases, Redemptions and Exchanges" below.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                   .Market Risk             .Liquidity Risk    .Leveraging Risk
                   .Issuer Risk             .Credit Risk       .Management Risk
                   .Growth Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


10  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your
investment)                                                                               None

Redemption Fee (as a percentage of exchange
price or amount redeemed)                                                                1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.50%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.50%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class and [    ]% and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                                 Year 1      Year 3
-------------------------------------------------------------------------------
Institutional Class                                         $[    ]     $[    ]
-------------------------------------------------------------------------------
Administrative Class                                         [    ]      [    ]
-------------------------------------------------------------------------------


                                                                  Prospectus 11

               PIMCO NACM International Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                                Approximate Capitalization Range
and Strategies        Seeks maximum long-term Equity securities of large capitalization Companies with capitalizations in
                      capital appreciation    companies in at least three countries     the top 75% of the relevant market
                                              outside the United States

                      Fund Category           Approximate Number of Holdings            Dividend Frequency
                      International Stocks    100-150                                   At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large capitalization companies ("large cap stocks") located in at least three countries outside of the United States. The Fund may invest in over 50 different countries worldwide. The Fund generally invests in companies whose stock market capitalizations are in the top 75% of publicly-traded companies in the relevant market. The capitalization range for large capitalization stocks will vary from country to country and may fluctuate greatly due to changing currency values, differences in the size of the respective economies and movements in local stock markets. The Fund may also invest in companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. companies. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective.

               The portfolio managers focus on a "bottom-up" analysis of the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 200% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk    .Emerging Markets Risk
..Issuer Risk             .Currency Risk     .Foreign (non-U.S.) Investment Risk
..Growth Securities Risk  .Credit Risk       .Leveraging Risk
..Turnover Risk           .Derivatives Risk  .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from
your investment)                                                                        None

Redemption Fee (as a percentage of exchange
price or amount redeemed)                                                               2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.70%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.70%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by each class and [    ]% and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                               Year 1    Year 3
---------------------------------------------------------------------------
Institutional Class                                       $[    ]   $[    ]
---------------------------------------------------------------------------
Administrative Class                                       [    ]    [    ]
---------------------------------------------------------------------------


                                                                  Prospectus 13

               PIMCO NACM Pacific Rim Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective   Fund Focus                                 Approximate Capitalization Range
and Strategies        Seeks long-term growth Equity securities of Pacific Rim companies All Capitalizations of capital

                      Fund Category          Approximate Number of Holdings             Dividend Frequency
                      International Stocks   80-110                                     At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

               The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio managers consider the following to be Pacific Rim countries: Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio managers allocate the Fund's assets among securities of countries that they expect will provide the best opportunities for meeting the Fund's investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio managers believe there is potential for above average capital appreciation.

               In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

               The portfolio managers expect a high portfolio turnover rate which can be 300% or more.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

      .Foreign (non-U.S.)     .Issuer Risk             .Smaller Company Risk
       Investment Risk        .Currency Risk           .Management Risk
      .Emerging Markets Risk  .Growth Securities Risk  .Turnover Risk
      .Credit Risk            .Leveraging Risk         .Liquidity Risk
      .Market Risk            .Derivatives Risk        .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on July 20, 2002, when the
Information    Nicholas-Applegate Pacific Rim Fund (the "NACM Fund")
               reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for Institutional Class shares of the Fund. The bar chart, the information to its right and the Average Annual Total Returns
               Table show performance of Institutional Class shares of the NACM
               Fund, adjusted to reflect the administrative fees and other expenses paid by the Fund's Institutional Class shares. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the NACM
               Fund from year to year and by showing how the NACM Fund's average annual returns compare with the returns of a broad based securities market index and an index of similar funds. Past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                   1/1/03-9/30/03               [    ]%
                                    [CHART]        Highest and Lowest Quarter Returns
                                                   (for periods shown in the bar chart)
 1998     1999    2000     2001       2002                      -----------------------
------- ------- -------- --------   --------       Highest (4/1/99--6/30/99)     44.16%
(6.55)% 142.44% (26.44)% (17.35)%    [   ]%                     -----------------------
                                                   Lowest (4/1/98--6/30/98)     -23.54%



        Calendar Year End (through 12/31)

               Average Annual Total Returns (for the periods ended 12/31/02)

                                                                             Since NACM Fund
                                                             1 Year  5 Years Inception (12/31/97)/(4)/
------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
MSCI Pacific Index/(2)/                                      [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
Lipper Pacific Region Funds Average/(3)/                     [    ]% [    ]% [    ]%
------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimates using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International (MSCI) Pacific Index is
   composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong,
   Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index.
(3)The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities with primary trading markets or operations concentrated in the western Pacific Basin region or a single country within this region.
(4)The Fund began operations on 12/31/97. Index comparisons begin on
   12/31/97.



                                                                  Prospectus 15

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly
from your investment)                                                   None

Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.90%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee paid by Institutional Class shares and
   [    ]% in interest expense attributable to the Institutional Class shares of the NACM
   Fund during its most recent fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions./ /

Share Class                              Year 1  Year 3  Year 5  Year 10
------------------------------------------------------------------------
Institutional Class                      $[    ] $[    ] $[    ] $[    ]
------------------------------------------------------------------------


16  PIMCO Funds: Multi-Manager Series

               PIMCO NACM Value Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                                Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of large U.S. companies Russell 1000 Value Index
                      appreciation            that are undervalued in the marketplace

                      Fund Category           Approximate Number of Holdings            Dividend Frequency
                      Value Stocks            60-75                                     At least annually

               The Fund seeks to achieve its investment objective by investing primarily in equity securities of large U.S. companies that, in the opinion of the portfolio managers, are undervalued in the market place based on a number of valuation factors, which may include price-to-earnings ratio, price-to-book ratios and price-to-cash flow ratios. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations similar to the Russell 1000 Value Index.

               In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: attractive valuation; a healthy balance sheet; overall financial strength; competitive advantages relative to peers; and other material changes that may improve future earnings prospects. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change, to manage risk within the portfolio, or if a better total return candidate is identified.

               The Fund may use derivative instruments, primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary defensive investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

               The Fund is currently subject to purchase and exchange restrictions and is available only to certain investors. Please see "Purchases, Redemptions and Exchanges" below.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

                     .Market Risk            .Liquidity Risk   .Credit Risk
                     .Issuer Risk            .Leveraging Risk  .Management Risk
                     .Value Securities Risk  .Derivatives Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund recently commenced operations and does not yet have a
Information    full calendar year of performance. Thus, no bar chart or Average
               Annual Total Returns table is included for the Fund.


                                                                  Prospectus 17

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from
your investment)                                                                         None

Redemption Fee (as a percentage of exchange
price or amount redeemed)                                                                1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The
  Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and
  Exchanges--Redemption Fees."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                  Distribution                 Total Annual
                                         Advisory and/or Service Other         Fund Operating
Share Class                              Fees     (12b-1) Fees   Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------
Institutional Class                      0.50%    None           [    ]%       [    ]%
---------------------------------------------------------------------------------------------
Administrative Class                     0.50%    0.25%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class and [    ]% and
   [    ]% in organizational expenses ("Organizational Expenses") incurred by Institutional
   Class and Administrative Class shares respectively during the Fund's initial fiscal year.

Examples. The Examples are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1    Year 3
------------------------------------------------------------
Institutional Class                        $[    ]   $[    ]
------------------------------------------------------------
Administrative Class                        [    ]    [    ]
------------------------------------------------------------


18  PIMCO Funds: Multi-Manager Series

               Summary of Principal Risks

               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value          Each Fund may invest in companies that may not be expected to
Securities     experience significant earnings growth, but whose securities its
Risk           portfolio manager believes are selling at a price lower than their true value. The NACM Core Equity, NACM Flex-Cap Value and
               NACM Value Funds may place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth         Each Fund may invest in equity securities of companies that its
Securities     portfolio manager or portfolio management team believes will
Risk           experience relatively rapid earnings growth. The NACM Core
               Equity, NACM Global, NACM Growth, NACM International and NACM
               Pacific Rim Funds may place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The NACM Flex-Cap Value, NACM
               Global and NACM Pacific Rim Funds generally have substantial exposure to this risk.

Liquidity      Liquidity risk exists when particular investments are difficult
Risk           to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Foreign        Funds that invest in foreign securities, and particularly the
(non-U.S.)     NACM Global, NACM International and NACM Pacific Rim Funds, may
Investment     experience more rapid and extreme changes in value than Funds
Risk           that invest exclusively in securities of U.S. issuers or
               securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or narrowly defined area such as the Pacific Rim, it will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in


                                                                  Prospectus 19
               certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The NACM
               Pacific Rim Fund may invest a significant portion of its assets in emerging markets. The NACM Global and NACM International
               Funds may also invest significant portions of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NACM Global, NACM International and NACM Pacific Rim Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, in particular the NACM Pacific Rim Fund, may be subject to increased risk to the extent that they focus their investments in securities dominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in these areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Derivatives    The Funds may use derivatives, which are financial contracts
Risk           whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may use derivatives as part of a strategy designed to reduce, or "hedge", exposure to other risks, such as interest rate or currency risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. All of the Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


20  PIMCO Funds: Multi-Manager Series

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. PIMCO Advisors Fund
               Management, Nicholas-Applegate Capital Management and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

               Prior Nicholas-Applegate Performance Information

               The following tables set forth historical performance information for the mutual funds (the "Nicholas-Applegate Institutional Funds") managed by Nicholas-Applegate Capital Management ("NACM") that have substantially similar investment objectives, policies, strategies and investment restrictions as the NACM Global, NACM Growth, NACM International and NACM Value Funds, respectively. The tables also show historical performance of institutional accounts managed by NACM (the "NACM Composites") with investment objectives, policies, strategies and risks substantially similar to those of the NACM Global, NACM Growth, NACM International and NACM Value Funds (the "PIMCO Funds").

               The composite data is provided to illustrate the past performance of NACM in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the PIMCO Funds. The information shown below does not represent any PIMCO Fund's performance, and should not be considered a prediction of the future performance of a PIMCO Fund or of NACM. The PIMCO Funds are recently organized and do not have a full calendar year performance record of their own.

               The NACM Composite performance data shown below was calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"/1/), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The NACM Composites include all actual, fee-paying, discretionary, institutional private accounts managed by NACM that have investment objectives, policies, strategies and risks substantially similar to those of the respective PIMCO Funds.

               Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's assets value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance results.

               The institutional private accounts that are included in the NACM Composites are subject to lower expenses than the PIMCO Funds and are not subject to the diversification requirements,
               specific tax restrictions and investment limitations imposed on the PIMCO Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the NACM Composites would have been less favorable had they been subject to the same expenses as the PIMCO Funds or had they been regulated as investment companies under the federal securities laws. Similarly, the Nicholas-Applegate Institutional Funds have been subject to lower levels of expenses than the corresponding PIMCO Funds; if they had been subject to the same level of expenses, the performance results shown below would have been lower. The results presented below are net of all fees.
               --------
             (1)AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


                                                                  Prospectus 21

               The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

               Each table below shows the average annual total returns for the corresponding Nicholas-Applegate Institutional Fund and NACM Composite, and a broad-based securities market index as of September 30, 2003.

Prior Performance of Similar Accounts Relating to the NACM Global Fund
                     Nicholas-Applegate Nicholas-Applegate      MSCI All Country
Year                 Global Select Fund Global Select Composite World Index Free/(1)/
-------------------------------------------------------------------------------------
1998                 46.18%             48.13%                        21.97%
-------------------------------------------------------------------------------------
1999                 129.35%            132.41%                       26.82%
-------------------------------------------------------------------------------------
2000                 (15.15)%           (15.54)%                      (13.94)%
-------------------------------------------------------------------------------------
2001                 (20.37)%           (19.30)%                      (15.91)%
-------------------------------------------------------------------------------------
2002                 [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
10/1/02-9/30/03      [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
10/1/97-9/30/03      [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------
Since Inception/(2)/ [    ]%            [    ]%                       [    ]%
-------------------------------------------------------------------------------------

             (1)The Morgan Stanley Capital International ("MSCI") All Country
                World Index Free is an unmanaged market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.
             (2)September 30, 1997.

Prior Performance of Similar Accounts Relating to the NACM Growth Fund
                                           Nicholas-Applegate
                     Nicholas-Applegate    U.S. Large Cap
                     U.S. Large Cap Select Select Growth      Russell 1000 Growth
Year                 Growth Fund           Composite          Index/(1)/
---------------------------------------------------------------------------------
1997                 46.07%                34.29%                  30.49%
---------------------------------------------------------------------------------
1998                 60.80%                62.72%                  38.71%
---------------------------------------------------------------------------------
1999                 96.11%                102.77%                 33.16%
---------------------------------------------------------------------------------
2000                 (23.98)%              (24.71)%                (22.42)%
---------------------------------------------------------------------------------
2001                 (41.21)%              (40.87)%                (20.42)%
---------------------------------------------------------------------------------
2002                 [    ]%               [    ]%                 [    ]%
---------------------------------------------------------------------------------
10/1/02-9/30/03      [    ]%               [    ]%                 [    ]%
---------------------------------------------------------------------------------
10/1/97-9/30/03      [    ]%               [    ]%                 [    ]%
---------------------------------------------------------------------------------
Since Inception/(2)/ [    ]%               [    ]%                 [    ]%
---------------------------------------------------------------------------------

             (1)The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.
             (2)December 27, 1996.

Prior Performance of Similar Accounts Relating to the NACM International Fund
                       Nicholas-Applegate   Nicholas-Applegate
                       International Core   International Equity   MSCI EAFE
Year                   Growth Fund          Composite              Index/(1)/
------------------------------------------------------------------------------
1997                   30.63%               32.47%                 1.78%
------------------------------------------------------------------------------
1998                   21.54%               23.65%                 20.00%
------------------------------------------------------------------------------
1999                   69.07%               69.72%                 26.96%
------------------------------------------------------------------------------
2000                   (23.08)%             (23.62)%               (14.17)%
------------------------------------------------------------------------------
2001                   (27.97)%             (27.58)%               (21.44)%
------------------------------------------------------------------------------
2002                   [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
10/1/02-9/30/03        [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
10/1/97-9/30/03        [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------
Since Inception/(2)/   [    ]%              [    ]%                [    ]%
------------------------------------------------------------------------------

             (1)Morgan Stanley Capital International Europe, Australia, Far
                East Index ("MSCI EAFE") is an unmanaged total-return performance benchmark. It is a capitalization-weighted index representative of the stock market structure of Europe and the Pacific Basin.
             (2)December 27, 1996.


22  PIMCO Funds: Multi-Manager Series

Prior Performance of Similar Accounts Relating to the NACM Value Fund
                                        Nicholas-Applegate
                   Nicholas-Applegate   Large Cap Value    Russell 1000 Value
Year               Large Cap Value Fund Composite          Index(1)
-----------------------------------------------------------------------------
1997               40.55%               41.96%                  35.18%
-----------------------------------------------------------------------------
1998               20.13%               21.36%                  15.63%
-----------------------------------------------------------------------------
1999               8.88%                10.13%                  7.35%
-----------------------------------------------------------------------------
2000               7.82%                9.40%                   7.01%
-----------------------------------------------------------------------------
2001               (1.02)%              0.11%                   (5.60)%
-----------------------------------------------------------------------------
2002               [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
10/1/02-9/30/03    [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
10/1/97-9/30/03    [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------
Since Inception(2) [    ]%              [    ]%                 [    ]%
-----------------------------------------------------------------------------

             (1)The Russell 1000 Value Index measures the performance of those
                Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged.
             (2)April 30, 1996.

               Management of the Funds

Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its investment
               management affiliates had approximately $[    ] billion in
               assets under management.

               The Adviser has retained its investment management affiliate, Nicholas-Applegate Capital Management ("Nicholas-Applegate" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. The Adviser has retained its affiliate, Pacific Investment Management Company LLC ("Pacific Investment Management Company"), to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               Each of the Funds (except for the NACM Pacific Rim Fund) commenced operations on July 19, 2002 and commenced paying advisory fees to the Adviser as of such date. From the beginning of the most recently completed fiscal year (7/1/02) until July 19, 2002, the Nicholas-Applegate Pacific Rim Fund paid advisory fees to NACM at an annual rate of 1.00%. (The PIMCO NACM Pacific Rim Fund currently pays advisory fees to the Adviser at the annual rate of 0.90% of average daily net assets.) The annual investment advisory fee rate payable by each other Fund to the Adviser (stated as a percentage of the average daily net assets of each Fund taken separately) is listed below:

                     Fund                     Advisory Fees
                     --------------------------------------
                     NACM Core Equity Fund        0.50%
                     NACM Flex-Cap Value Fund     0.65%
                     NACM Global Fund             0.70%
                     NACM Growth Fund             0.50%
                     NACM International Fund      0.70%
                     NACM Value Fund              0.50%


                                                                  Prospectus 23

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Institutional Class
Fees and Administrative Class shareholders of each Fund pay an administrative fee to the Adviser, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. The Adviser, in turn, provides or procures administrative services for Institutional Class and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional Class and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Institutional Class and Administrative Class shareholders of the Funds pay the Adviser monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional Class and Administrative Class shares):

                  Fund                     Administrative Fees
                  --------------------------------------------
                  NACM Core Equity Fund           0.30%
                  NACM Flex-Cap Value Fund        0.30%
                  NACM Global Fund                0.40%
                  NACM Growth Fund                0.30%
                  NACM International Fund         0.50%
                  NACM Pacific Rim Fund           0.50%
                  NACM Value Fund                 0.30%

Sub-Adviser    Nicholas-Applegate Capital Management LLC serves as the
               Sub-Adviser for the Funds. The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees.

               Nicholas-Applegate is located at 600 West Broadway, San Diego, CA 92101. Organized in 1984, Nicholas-Applegate, an indirect subsidiary of ADAM of America, provides advisory services to mutual funds and institutional accounts. As of September 30,
               2003, Nicholas-Applegate had approximately $[    ] billion in
               assets under management.

               The following individuals at Nicholas-Applegate share primary responsibility for each of the noted Funds. In addition to the persons listed below, Horacio A. Valeiras CFA is the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Mr. Valeiras has 15 years' prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherred; and Credit Suisse First Boston.

Fund             Portfolio Managers   Since            Recent Professional Experience
-----------------------------------------------------------------------------------------------
NACM Core Equity Stacey Nutt, Ph.D.   2002 (inception) Portfolio Manager for the
                                                       Nicholas-Applegate U.S. Systematic
                                                       since 1999. He has 6 years' prior
                                                       experience with Vestek Systems, Inc.;
                                                       Virginia Tech; and Georgia Institute of
                                                       Technology.

                 David Pavan, CFA     2002 (inception) Portfolio Manager for the
                                                       Nicholas-Applegate Systematic since
                                                       1996. He has 6 years' prior experience
                                                       with Putnam Investments and Genus
                                                       Capital Management, Inc.

                 Stephen Sexauer      2003             Lead Portfolio Manager for
                                                       Nicholas-Applegate U.S. Value
                                                       strategies since 2003. He has 27 years'
                                                       prior experience with Morgan Stanley
                                                       Investment Management, Merrill Lynch
                                                       Economics and Wharton Econometrics.
                 Doug Stone           2002 (inception) Director of Nicholas-Applegate's
                                                       Research and Risk Management since
                                                       1994. He has 20 years' prior
                                                       experience; 10 years' investment
                                                       experience with the Frank Russell
                                                       Company; University of Washington; and
                                                       U.S. Department of Interior. Member of
                                                       Editorial Board, Journal of Investing.

                 Todd Wolter, CFA     2002 (inception) Portfolio Manager for
                                                       Nicholas-Applegate U.S. Systematic
                                                       since 2000. He has 5 years' prior
                                                       experience with Credit Suisse Asset
                                                       Management; University of California,
                                                       Irvine; Olde Financial Corporation; and
                                                       Prudential Securities.

                 James Li, Ph.D., CFA 2002 (inception) Investment Analyst for
                                                       Nicholas-Applegate U.S. Systematic
                                                       since 2000. He has 5 years' prior
                                                       investment experience with Accessor
                                                       Capital Management and Frank Russell
                                                       Company.



24  PIMCO Funds: Multi-Manager Series

Fund          Portfolio Managers    Since            Recent Professional Experience
---------------------------------------------------------------------------------------------
              Aerus Tran            2002 (inception) Investment Analyst with
                                                     Nicholas-Applegate since 1999. He has 4
                                                     years' prior experience with the San
                                                     Diego Association of Governments;
                                                     Perwich, Goff & Karavatos; Best
                                                     Mortgage, LLC; Western Riverside
                                                     Association of Governments; San
                                                     Bernardino Association of Governments.

              Zhuanxin Ding, Ph.D.  2003             Investment Analyst for
                                                     Nicholas-Applegate U.S. Systematic
                                                     strategies since 2003. He has 11 years'
                                                     prior experience with Frank Russell
                                                     Company's Capital Market Research
                                                     Group, Mathsoft Inc., Coast Tactical
                                                     Asset Management and BARRA Inc.
              Chenyang Frank Feng,  2002 (inception) Investment Analyst for
              Ph.D.                                  Nicholas-Applegate U.S. Systematic
                                                     strategies since 2001. He has 6 years'
                                                     prior experience with Vestek Systems,
                                                     Providian Financial and the Federal
                                                     Reserve Bank of Atlanta.
              Jane Edmondson        2002 (inception) Investment Analyst with
                                                     Nicholas-Applegate since 1996. She has
                                                     5 years' prior experience with Merrill,
                                                     Lynch, Pierce, Fenner & Smith.

              Mark Roemer           2002 (inception) Product Specialist with
                                                     Nicholas-Applegate since 2001. He has 5
                                                     years' prior investment experience with
                                                     Barclays Global Investors and Kleinwort
                                                     Benson Investment Management of London.

              Antonio Ramos         2002 (inception) Investment Analyst for
                                                     Nicholas-Applegate Systematic
                                                     strategies since 2001. He joined the
                                                     firm in 1998 as Project Manager for the
                                                     Information Management Group and joined
                                                     the U.S. Systematic team in 1999. He
                                                     has 10 years' prior experience with
                                                     Vintage, Inc., Japan and Advanced
                                                     Technologies Co., Ltd., Japan.
NACM Flex-Cap Stephen Sexauer       2003             Lead Portfolio Manager for
 Value                                               Nicholas-Applegate U.S. Value
                                                     strategies since 2003. He has 27 years'
                                                     prior experience with Morgan Stanley
                                                     Investment Management, Merrill Lynch
                                                     Economics and Wharton Econometrics.
              Mark Stuckelman       2002 (inception) Portfolio Manager for the
                                                     Nicholas-Applegate Large Cap Value Fund
                                                     since 1995 and Value Opportunities Fund
                                                     since 2001. He has 5 years' prior
                                                     investment management experience with
                                                     Wells Fargo Bank Investment Management
                                                     Group; Fidelity Management Trust Co.
                                                     and BARRA.

              Aerus Tran            2002 (inception) See Above

              Mark Roemer           2002 (inception) See Above

NACM Global   Catherine Nicholas    2002 (inception) Nicholas-Applegate's Chief Investment
                                                     Officer from 1999 to August, 2002. She
                                                     is responsible for management of
                                                     Nicholas-Applegate's global equities
                                                     Strategies. Ms. Nicholas joined the
                                                     firm in 1987 and has 18 years' prior
                                                     investment experience with Professional
                                                     Asset Securities, Inc. and Pacific
                                                     Century Advisors.

              Pedro Marcal          2002 (inception) Lead Portfolio Manager for the
                                                     Nicholas-Applegate Global Select
                                                     Strategies since 2001. Lead Portfolio
                                                     Manager for the Nicholas-Applegate
                                                     Emerging Countries Strategies from
                                                     1994-2001. He has 5 years' prior
                                                     investment management experience with
                                                     A.B. Laffer & Associates and A-Mark
                                                     Precious Metals.

              Nicholas Melhuish     2003             Lead Portfolio Manager for
                                                     Nicholas-Applegate Global Equities
                                                     strategies since 2003. He has 12 years'
                                                     prior experience with Putnam
                                                     Investments and Schroder Investment
                                                     Management.
              Loretta Morris        2002 (inception) Lead Portfolio Manger for
                                                     Nicholas-Applegate International Core
                                                     Growth Fund since 1996, International
                                                     Growth Opportunities Strategies since
                                                     1997 and Nicholas-Applegate Global
                                                     Strategies since 1993. She has 10
                                                     years' prior investment management
                                                     experience with Collins Associates.

              Andrew Beal           2002 (inception) Lead Portfolio Manger for the
                                                     Nicholas-Applegate Emerging Countries
                                                     Fund since 2001. He has 10 years' prior
                                                     experience with Schroder Investment
                                                     Management (UK) LTD.

              Melisa Grigolite, CFA 2002 (inception) Portfolio Manager for the
                                                     Nicholas-Applegate's International
                                                     Growth Strategies since 1997. Ms.
                                                     Grigolite joined the firm in 1991. She
                                                     has 11 years' prior experience.



                                                                  Prospectus 25

Fund               Portfolio Managers    Since            Recent Professional Experience
--------------------------------------------------------------------------------------------------
                   Michael Fredericks    2002 (inception) International Product Specialist with
                                                          Nicholas-Applegate since 2001. He has 7
                                                          years' of prior investment experience
                                                          with Callan Associates; Baring Asset
                                                          Management; Bank of America; Berger
                                                          Barnett Investment Partners and Dean
                                                          Witter Reynolds, Inc.

NACM Growth        Michael Barraclough   2003             Lead Portfolio Manager for
                                                          Nicholas-Applegate Mid Cap strategies
                                                          since 2003. He has 12 years' prior
                                                          experience with Nicholas-Applegate and
                                                          Dunham & Associates.
                   Stephen Ross          October, 2002    Lead Portfolio Manager for
                                                          Nicholas-Applegate's U.S. Large and Mid
                                                          Cap Growth Strategies. He is a member
                                                          of the Executive Committee and was
                                                          previously the lead portfolio manager
                                                          of the managed accounts team. Mr. Ross
                                                          joined the firm in 1994 and has 13
                                                          years of investment experience,
                                                          including positions with Lincoln
                                                          National Pension Investment, Merrill
                                                          Lynch and T. Rowe Price.
                   Thomas Smith, CFA     2002 (inception) Investment Analyst for the
                                                          Nicholas-Applegate U.S Large Cap Select
                                                          Growth and U.S Equity Strageties since
                                                          1998. Account Administrator for the
                                                          Nicholas-Applegate Large Cap Growth and
                                                          Mid Cap Growth Funds from 1995-1998. He
                                                          has 4 years' prior investment
                                                          experience with Wells Fargo Bank and
                                                          Dean Witter Reynolds.

                   Carrie L. Boyko       2003             She is an investment analyst with
                                                          portfolio management and research
                                                          responsibilities on the U.S. Large and
                                                          Mid Cap Growth team. Prior to joining
                                                          the firm in 1997, she was with the
                                                          Pershing Division of Donaldson, Lufkin
                                                          and Jenrette. She earned her M.S.B.A.
                                                          in finance and B.S.B.A. in management
                                                          from San Diego State University. She
                                                          has 12 years of investment experience.

NACM International Loretta Morris        2002 (inception) See Above

                   Andrew Beal           2002 (inception) See Above

                   Jon Borchardt         2002 (inception) Investment Analyst for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1996. He has 5 years'
                                                          prior experience as a International
                                                          Account Administrator with
                                                          Nicholas-Applegate Capital Management
                                                          and interned with Lehman Brothers
                                                          Global Real Estate Group.

                   Jason Campbell        2002 (inception) Portfolio Manger for the
                                                          Nicholas-Applegate International
                                                          Strategies since 1998. He has prior
                                                          experience with San Diego State
                                                          University Economics Department.

                   John Casarietti       2002 (inception) Investment Analyst for
                                                          Nicholas-Applegate Emerging Countries
                                                          Strategies since 2001 and Account
                                                          Administrator 1998 to 2001. His
                                                          experience includes responsibilities in
                                                          the firm's operations department and 4
                                                          years' prior experience with Interbank
                                                          Funding Group and Barron Chase
                                                          Securities.

                   Michael Fredericks    2002 (inception) See Above

                   Melisa Grigolite, CFA 2002 (inception) See Above

                   Rebecca Hagstrom, CFA 2002 (inception) Investment Analyst for
                                                          Nicholas-Applegate Emerging Countries
                                                          Fund since 2000. She has 5 years' prior
                                                          experience with Prudential Global Asset
                                                          Management; Prudential Capital Group
                                                          and Prudential Realty Group.

                   Karl Richtenburg      2002 (inception) Investment Analyst for
                                                          Nicholas-Applegate International
                                                          Strategies since 2001. He has 8 years'
                                                          prior investment experience with GE
                                                          Asset Management, International
                                                          Equities and GFI Group Ltd., London.

                   Eric Sagmeister       2002 (inception) Investment Analyst for
                                                          Nicholas-Applegate's International
                                                          Strategies since 1995. His experience
                                                          with Nicholas-Applegate includes 5
                                                          years' as a trade settlement
                                                          coordinator and in the operations
                                                          department. Previously with Qualcomm
                                                          Communications



26  PIMCO Funds: Multi-Manager Series

Fund             Portfolio Managers Since            Recent Professional Experience
---------------------------------------------------------------------------------------------
NACM Pacific Rim Shu Nung Lee, CFA  October, 2002    Portfolio Manager for the
                                                     Nicholas-Applegate Pacific Rim Fund and
                                                     International Strategies. Prior to
                                                     joining the firm in 2002, he was vice
                                                     president and senior research analyst
                                                     on the Japan equity research team and
                                                     head of the Japan and Asia automotive
                                                     team with Lehman Brothers of Tokyo. Mr.
                                                     Lee has six years of investment
                                                     research experience.

                 Andrew Beal        2001*            See Above

                 Karl Richtenburg   2001*            See Above

                 Jason Campbell     1998*            See Above

                 John Casarietti    2001*            See Above

                 Michael Fredericks 2001*            See Above

NACM Value       Stephen Sexauer    2003             See Above

                 Mark Stuckelman    2002 (inception) See Above

                 John Graves        2002 (inception) See Above

                 Aerus Tran         2002 (inception) See Above

                 Mark Roemer        2002 (inception) See Above

              --------
              * Represents the date the individual became involved in the management of the Nicholas-Applegate Pacific Rim Fund, the PIMCO NACM Pacific Rim Fund's predecessor.

Adviser/       Shareholders of each Fund have approved a proposal permitting
Sub-Adviser    the Adviser to enter into new or amended sub-advisory agreements
Relationship   with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee any Sub-Adviser and to recommend its hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of PIMCO Advisors Fund Management. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange
               Commission.


                                                                  Prospectus 27

               Investment Options --
                Institutional Class and Administrative Class
               Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Funds in this Prospectus (except for the NACM Pacific Rim Fund which only offers Institutional Class shares).

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. See "Purchases, Redemptions and Exchanges--Redemption Fees" below.

               Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

               In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


28  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

Purchasing     Investors may purchase Institutional Class and Administrative
Shares         Class shares of the Funds at the relevant net asset value
               ("NAV") of that class without a sales charge or other fee.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

               . Investment Minimum. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional Class and Administrative Class shares offered to clients of the Adviser, the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the Sub-Adviser to the Trusts' Funds, and its affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

               . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.


                                                                  Prospectus 29

               . Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               . Restrictions on Purchases of the NACM Growth and NACM Value Funds. Institutional Class shares of the NACM Growth and NACM Value Funds are not available for purchase by the general public. Institutional Class shares of these two Funds are currently available only for purchase by the PIMCO Asset Allocation Fund and by the benefit plans of PIMCO Advisors Fund Management and its affiliates. The Funds' Board of Trustees may modify or eliminate these restrictions at any time.

               . Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               . Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges equal to 1.00% (in the case of the NACM Flex-Cap Value, NACM Core Equity, NACM Growth and NACM Value Funds) or 2.00% (in the case of the NACM Global, NACM International and NACM Pacific Rim Funds) of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.


30  PIMCO Funds: Multi-Manager Series

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming      .Redemptions by Mail. An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client
               Registration Application that are required to effect a redemption.

               .Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               . Other Redemption Information. Subject to any applicable fund redemption fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally


                                                                  Prospectus 31

               4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Unless eligible for a waiver, shareholders who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

               The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below, or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees or fund reimbursement fees) of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange shares of the Funds for shares of any other Fund within 30 days of their acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Similarly, unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of a Fund for the same class of shares of the PPA Tax-Efficient Structured Emerging Markets Fund, another series of the Trust, will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of that Fund acquired in connection with the exchange.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.


32  PIMCO Funds: Multi-Manager Series

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

               Institutional Class shares of the NACM Growth and NACM Value Funds are not available for exchanges from Institutional Class shares of other PIMCO Funds.

Request for    To reduce expenses, it is intended that only one copy of the
Multiple       Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Institutional Class and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the NACM Global, NACM International and NACM Pacific Rim Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.


                                                                  Prospectus 33

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

               Shareholders do not pay any sales charges or other fees (including Redemption Fees) on the receipt of shares received through the reinvestment of Fund distributions.

               For further information on distribution options, please contact the Trust at 1-800-927-4648.

               Tax Consequences

               . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the NACM Global, NACM International and NACM Pacific Rim Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets; and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.


34  PIMCO Funds: Multi-Manager Series

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer durations (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Under normal market conditions, the Funds will invest primarily in equity securities. In addition, the Funds may invest a portion of their assets in debt obligations issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. There is no limit on the average maturity of the debt securities in the Funds' portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the Funds should adopt a temporary defensive posture (as part of a non-principal investment strategy), any Fund may hold all or a substantial portion of its assets in high-quality fixed income securities, which may include debt obligations issued or guaranteed by the U.S. government or non-U.S. governments, (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by U.S. and non-U.S. corporate issuers.

               These temporary defensive strategies would be inconsistent with the investment objectives and principal investment strategies of the Funds and may adversely affect the Funds' ability to achieve their investment objectives.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The NACM Flex-Cap Value, NACM Global and NACM
CapitalizationsPacific Rim Funds generally have substantial exposure to this risk.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research


                                                                  Prospectus 35
               and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds may purchase securities in initial public offerings
Public         (IPOs). These securities are subject to many of the same risks
Offerings      of investing in companies with smaller market capitalizations.
               Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions fewer companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The NACM Global and NACM International Funds invest principally
(non-U.S.)     in securities of foreign issuers, securities traded principally
Securities     in securities markets outside the United States and/or
               securities denominated in foreign currencies (together, "foreign securities"). The NACM Pacific Rim Fund invests principally in equity securities of companies located within the Pacific Rim.

               All of the Funds may invest in American Depository Receipts
               (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

               Certain Funds, particularly the NACM Global and NACM International Funds, may invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence and sovereignty that the EMU requires. High unemployment and a sense of "deculteralization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.


36  PIMCO Funds: Multi-Manager Series

Emerging       Each of the Funds may invest in securities of issuers based in
Market         or that trade principally in countries with developing (or
Securities     "emerging market") economies. The NACM Pacific Rim Fund may invest a significant portion of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. The NACM Global and NACM International Funds may each invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NACM Global, NACM International and NACM Pacific Rim Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

               Foreign Currency Transactions. The NACM Global, NACM International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The NACM Global, NACM International and NACM Pacific Rim Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of


                                                                  Prospectus 37
               currencies will be different than anticipated by the Fund's portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund may, to a limited extent, use a number of derivative instruments for risk management purposes (hedging) as part of its non-principal investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly


38  PIMCO Funds: Multi-Manager Series
               forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities, such as
Equity-Linked  participation notes, equity swaps and zero-strike options and
Securities     warrants. Equity-linked securities are privately issued
               securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Foreign (non-U.S.) Securities" above. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as participation notes, swap agreements and zero-strike warrants and options. See
               "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to each Fund's restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard and Poor's Ratings Services
Securities     ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The
               Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." Each of the Funds may invest in these securities.
               Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities.
               These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend up to
Portfolio      30% of its total assets to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Except for the NACM Global, NACM
               International and NACM Pacific Rim Funds, a Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or


                                                                  Prospectus 39
               exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
And Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     The Funds may invest up to 5% of their assets in securities of
in Other       other investment companies, such as closed-end management
Investment     investment companies, or in pooled accounts or other investment
Companies      vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The NACM International Fund is expected to have portfolio turnover rates greater than 200%. The NACM
               Pacific Rim and NACM Global Funds are expected to have portfolio turnover rates greater than 300%. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.


40  PIMCO Funds: Multi-Manager Series

Changes in     The investment objective of each of the Funds described in this
Investment     Prospectus may be changed by the Board of Trustees without
Objectives     shareholder approval. Unless otherwise stated in the Statement
and Policies   of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, each of the Funds (except for
Funds          NACM Pacific Rim Fund) are newly formed and therefore have no performance history for investors to evaluate. Also, it is possible that the Funds, particularly the smaller-sized Funds, may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the NACM Core Equity and NACM Pacific Rim Funds. References to assets in the first paragraph of the Fund Summaries for these two funds refer to net assets plus borrowings made for investment purposes.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. Please see the
               Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 41

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, the NACM Pacific Rim Fund's predecessor, since the inception of the Nicholas-Applegate Pacific Rim Fund (12/31/97). The Nicholas-Applegate Pacific Rim Fund reorganized into the NACM Pacific Rim Fund on July 20, 2002. The information below reflects financial results for an Institutional Class share of the Nicholas-Applegate Pacific Rim Fund outstanding throughout each period indicated. The NACM Pacific Rim Fund did not offer Administrative Class shares during the periods shown. Since the other Funds recently commenced operations and do not yet have a full calendar year of performance, financial highlights are unavailable for these Funds.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund, assuming reinvestment of all dividends and
distributions. This information has been audited by [        ], independent
auditors, whose report, along with the Nicholas-Applegate Pacific Rim Fund's financial statements, are included in the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002. The audited financial statements and highlights are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. [To be updated by post-effective amendment.]



                                                       Net Realized
                                 Net Asset    Net     and Unrealized Total Income Dividends  Distributions
            Year or                Value   Investment  Gains (Loss)      from      from Net    from Net
            Period               Beginning   Income         on        Investment  Investment   Realized
             Ended               of Period (Loss) (1)  Investments    Operations    Income   Capital Gains
----------------------------------------------------------------------------------------------------------
NACM Pacific Rim Fund--Institutional Class
  4/01/02--6/30/02                $ 7.22     $ 0.00       $ 0.08        $ 0.00      $0.00       $  0.00
  3/31/02                           6.93       0.05         0.24          0.29       0.00          0.00
  3/31/01                          25.45      (0.08)       (7.10)        (7.18)      0.00        (11.34)
  3/31/00                          12.33      (0.11)       16.15         16.04       0.00         (2.92)
  3/31/99                          12.66      (0.07)       (0.26)        (0.33)      0.00          0.00
  12/31/97 (commenced)--3/31/98    12.50       0.02         0.14          0.16       0.00          0.00

--------
(1)Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.


42  PIMCO Funds: Multi-Manager Series

                               Net                        Ratio of                                       Ratio of Net
                   Fund       Asset          Net Assets, Expenses to                                      Investment
               Reimbursement  Value  Total     End of      Average        Expense                       Income (Loss)  Portfolio
    Total      Fee Added in   End of Return    Period        Net     (Reimbursements)/       Net          to Average   Turnover
Distributions Paid-In-Capital Period  (2)    (in 000's)  Assets (3)   Recoupment (3)   Expenses (3),(4) Net Assets (3)   Rate
--------------------------------------------------------------------------------------------------------------------------------
   $  0.00         $0.00      $ 7.30   1.11%   $11,575       3.20%         (1.76)%           1.44%           0.00%         66%
      0.00          0.00        7.22   4.18     11,429       3.57          (2.12)            1.45            0.70         390
    (11.34)         0.00        6.93 (36.44)     2,026       8.20          (6.42)            1.78           (0.60)       1180
     (2.92)         0.00       25.45 136.92      3,821       6.25          (4.63)            1.62           (0.55)        424
      0.00          0.00       12.33  (2.69)     1,099      14.68         (13.11)            1.57           (0.67)        450
      0.00          0.00       12.66   1.28      1,197       4.50          (3.10)            1.40            0.74          86

--------
(2)Total returns are not annualized for periods less than one year.
(3)Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4)Net expenses include certain items not subject to expense reimbursement.


                                                                  Prospectus 43

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44  PIMCO Funds: Multi-Manager Series

               -----------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               SUB-ADVISER

               Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

               -----------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [            ]

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------

RCM Funds Prospectus


PIMCO Funds:
Multi-Manager
Series

November 1, 2003

Share Classes Institutional and Administrative

This Prospectus describes 9 mutual funds offered by PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") and its investment management affiliate, Dresdner RCM Global Investors LLC, which is the Sub-Adviser for the Funds. PIMCO Advisors Fund Management's and Dresdner RCM's institutional heritage is reflected in the RCM Funds offered in this Prospectus.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                                  Prospectus 1

               Table of Contents

Summary Information......................................................  3
Fund Summaries
   RCM Large-Cap Growth Fund.............................................  4
   RCM Tax-Managed Growth Fund...........................................  6
   RCM Mid-Cap Fund......................................................  8
   RCM Small-Cap Fund.................................................... 10
   RCM Global Small-Cap Fund............................................. 12
   RCM Global Technology Fund............................................ 14
   RCM International Growth Equity Fund.................................. 16
   RCM Emerging Markets Fund............................................. 18
   RCM Europe Fund....................................................... 20
Summary of Principal Risks............................................... 22
Management of the Funds.................................................. 26
Investment Options -- Institutional Class and Administrative Class Shares 28
Purchases, Redemptions and Exchanges..................................... 29
How Fund Shares Are Priced............................................... 33
Fund Distributions....................................................... 34
Tax Consequences......................................................... 34
Characteristics and Risks of Securities and Investment Techniques........ 35
Financial Highlights..................................................... 42


2   PIMCO Funds: Multi-Manager Series

               Summary Information


               The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                      Approximate Approximate
                                                                                      Number of   Capitalization
              Fund Name                Investment Objective Main Investments          Holdings    Range
------------------------------------------------------------------------------------------------------------------------
Domestic      RCM Large-Cap Growth     Long-term capital    Large capitalization      45-85       At least $3 billion
Funds                                  appreciation         equity securities
              ----------------------------------------------------------------------------------------------------------
              RCM Tax-Managed          After-tax growth of  A broadly diversified     25-65       All capitalizations
              Growth                   capital              portfolio of equity
                                                            securities of U.S.
                                                            issuers
              ----------------------------------------------------------------------------------------------------------
              RCM Mid-Cap              Long-term capital    Small to medium           85-125      Russell Mid-Cap Growth
                                       appreciation         capitalization equity                 Index
                                                            securities
              ----------------------------------------------------------------------------------------------------------
              RCM Small-Cap            Long-term capital    Small capitalization      80-120      Russell 2000 Index
                                       appreciation         equity securities
------------------------------------------------------------------------------------------------------------------------
Global Funds  RCM Global Small-Cap     Long-term capital    Equity securities of      55-95       MSCI World Small-Cap
                                       appreciation         issuers located in at                 Index
                                                            least three different
                                                            countries
              ----------------------------------------------------------------------------------------------------------
              RCM Global Technology    Long-term capital    Equity securities of      65-105      At least $500 million
                                       appreciation         technology-related
                                                            issuers located in at
                                                            least three different
                                                            countries
              ----------------------------------------------------------------------------------------------------------
International RCM International Growth Long-term capital    Equity securities of      75-115      All capitalizations
Funds         Equity                   appreciation         issuers located in at
                                                            least ten different
                                                            countries
              ----------------------------------------------------------------------------------------------------------
              RCM Emerging Markets     Long-term capital    Equity securities of      35-75       At least $100 million
                                       appreciation         issuers located in
                                                            countries with emerging
                                                            securities markets
              ----------------------------------------------------------------------------------------------------------
              RCM Europe               Long-term capital    Equity securities of      30-70       All capitalizations
                                       appreciation         European issuers
------------------------------------------------------------------------------------------------------------------------

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. The
Funds          fact that a Fund had good performance in the past is no
               assurance that the value of the Fund's investments will not decline in the future or appreciate at a slower rate. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance
               Corporation or any other government agency.


                                                                  Prospectus 3

               PIMCO RCM Large-Cap Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Larger capitalization equity   At least $3 billion
                      appreciation            securities

                                              Approximate Number of Holdings Dividend Frequency
                                              45-85                          At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion (as measured at the time of purchase). The Fund may also invest 20% of its assets in foreign securities (but no more than 10% in any one country other than the U.S. or 10% in companies organized or headquartered in emerging market countries). The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Emerging Markets Risk
..Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Growth Securities Risk  .Currency Risk                       .Management Risk
..Liquidity Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 31, 1996. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional Class shares. The Fund's
               Administrative Class shares were not outstanding for a full calendar year during the time periods shown. Performance information shown in the Average Annual Total Returns table for the Administrative Class shares is based on the performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


4   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class      More Recent Return Information
                                                        -----------------------
                            [CHART]                     1/1/03-9/30/03               [    ]%

  1997     1998     1999      2000      2001      2002  Highest and Lowest Quarter Returns
-------  -------  -------   -------   -------   ------- (for periods shown in the bar chart)
31.99%   44.11%   44.84%    -8.37%    -21.99%    [  ]%  -----------------------
                                                        Highest (4th Qtr. '98)        29.25%
                                                        -----------------------
        Calendar Year End (through 12/31)               Lowest (1st Qtr. '01)        -19.06%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                             Fund inception
                                                             1 Year  5 Years (12/31/96)/(4)/
--------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Administrative Class                                         [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                           [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                   [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
    Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
    After-tax returns for Administrative Class shares will vary.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/31/96. Index comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)                None
Redemption Fee (as a percentage of exchange price or amount redeemed)     1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.45%      None                [    ]%    [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.45       0.25%               [    ]     [    ]
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3              Year 5     Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]             $[    ]    $[    ]
---------------------------------------------------------------------------------------------------
Administrative                              [    ]     [    ]              [    ]     [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 5

               PIMCO RCM Tax-Managed Growth Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective              Fund Focus                          Approximate Capitalization Range
and Strategies        Seeks after-tax growth of capital Equity securities of U.S. companies All capitalizations

                                                        Approximate Number of Holdings      Dividend Frequency
                                                        25-65                               At least annually

               The Fund attempts to enhance the after-tax returns of shareholders by investing in a broadly diversified portfolio of equity securities of U.S. companies. The Fund invests in companies of all capitalizations, ranging from larger well-established companies to smaller emerging-growth companies. Although the Fund may invest in companies of all capitalizations, the Fund will focus its investments on larger capitalization companies. The Fund may invest up to 20% of its assets in companies with market capitalizations below $500 million (as measured at the time of purchase). The Fund may also invest up to 25% of its assets in foreign securities (but no more than 10% in any one country other than the U.S.) and up to 5% of its assets in companies located in emerging market countries. The Fund may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               To maximize after-tax returns, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund. In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. The S&P 500 is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities (though generally the Fund will not invest more than 10% of its assets in such securities). This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Liquidity Risk                      .Currency Risk
..Issuer Risk             .Derivatives Risk                    .Sector Specific Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
..Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 30, 1998. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


6   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/03-9/30/03               [    ]%

  1999     2000     2001     2002                  Highest and Lowest Quarter Returns
-------  -------  -------  -------                 (for periods shown in the bar chart)
52.44%   -8.07%   -21.63%   [  ]%                               -----------------------
                                                   Highest (4th Qtr. '99)        31.98%
                                                                -----------------------
        Calendar Year End (through 12/31)          Lowest (1st Qtr. '01)        -18.29%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                               Fund
                                                                               inception
                                                                       1 Year  (12/30/98)/(4)/
----------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                               [    ]% [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/               [    ]% [    ]%
----------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund
 Shares/(1)/                                                           [    ]% [    ]%
----------------------------------------------------------------------------------------------
S&P 500 Index/(2)/                                                     [    ]% [    ]%
----------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average/(3)/                             [    ]% [    ]%
----------------------------------------------------------------------------------------------
(1) After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap
    400 Index. It does not take into account sales charges.
(4) The Fund began operations on 12/30/98. Index comparisons begin on 12/30/98.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.60%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee, [    ]% in interest expenses and
   [    ]% in trustees' expenses paid by the class during the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]%   $[    ]%         $[    ]%      $[    ]%
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 7

               PIMCO RCM Mid-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                            Approximate Capitalization Range
and Strategies        Seeks long-term capital Small to medium capitalization equity Russell Mid-Cap Growth Index
                      appreciation            securities
                                                                                    Dividend Frequency
                                              Approximate Number of Holdings        At least annually
                                              85-125

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund may from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell Mid-Cap Growth Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return are:

 .Market Risk             .Liquidity Risk                      .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Turnover Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc., (the
               "DRCM Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February
               2, 2002, the bar chart, the information to its right and the Average Annual Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on November 6, 1979. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional Class shares. The Fund's Administrative Class shares were not outstanding for a full calendar year during the time periods shown. Performance information shown in the Average Annual Total
               Returns table for the Administrative Class shares is based on the performance of the DRCM Fund's Institutional Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


8   PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information
                                                                                            -----------------------
                                       [CHART]                                 1/1/03-9/30/03               [    ]%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002  Highest and Lowest Quarter Returns
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----  (for periods shown in the bar chart)
10.72%   0.76%  34.53%  19.07%  17.50%  15.06%  60.18%   1.25%  -24.62%  [  ]%              -----------------------
                                                                               Highest (4th Qtr. '99)        42.24%
        Calendar Year End (through 12/31)                                                   -----------------------
                                                                               Lowest (4th Qtr. '00)        -25.02%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                      Fund Inception
                                                             1 Year  5 Years 10 Years (11/6/79)/(4)/
----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]%          [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Administrative Class                                         [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Russell Mid-Cap Growth Index/(2)/                            [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Average/(3)/                     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
   After-tax returns for Administrative Class shares will vary.
(2)The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those
   Russell Mid-Cap companies with higher price- to-book ratios and higher forecasted growth values.
   The stocks are also members of the Russell 1000 Growth Index. It is not possible to invest directly in the index.
(3)The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations less than $5 billion at the time of purchase. It does not take into account sales charges.
(4)The Fund began operations on 10/31/79. Index comparisons begin on 10/31/79.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class or Administrative Class shares
the Fund       of the Fund:

Shareholder Fees (fees paid directly from your investment)             None
Redemption Fee (as a percentage of exchange price or amount redeemed)  1.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses//
---------------------------------------------------------------------------------------------------
Institutional                              0.47%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.47       0.25%            [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee paid by each class.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]%   $[    ]%         $[    ]%      $[    ]%
---------------------------------------------------------------------------------------------------
Administrative                              [    ]%    [    ]%          [    ]%       [    ]%
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 9

               PIMCO RCM Small-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term      Smaller capitalization equity securities Russell 2000 Index.
                      capital appreciation
                                           Approximate Number of Holdings           Dividend Frequency
                                           80-120                                   At least annually

               The Fund seeks to achieve its investment objective by normally investing 80% of its assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index. Equity-related securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants, or other rights to acquire stock. The Fund may also invest up to 10% of its assets in foreign securities. The Fund will maintain a weighted-average market capitalization that is no less than 50% and no more than 200% of the weighted-average market capitalization of the securities in the Russell 2000 Index. The Fund may from time to time invest a significant percentage of its assets in the technology sector.

               In analyzing specific companies for possible investment, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Russell 2000 Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Liquidity Risk                      .Currency Risk
 .Issuer Risk             .Sector Specific Risk                .Turnover Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Credit Risk
 .Smaller Company Risk    .Emerging Markets Risk               .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on January 3, 1992. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


10  PIMCO Funds: Multi-Manager Series

Calendar Year Total Returns -- Institutional Class                            More Recent Return Information
                                                                                           -----------------------
                                    [CHART]                                   1/1/03-9/30/03               [    ]%
                                                                              Highest and Lowest Quarter Returns
1993    1994    1995    1996    1997    1998    1999    2000     2001    2002 (for periods shown in the bar chart)
----    ----    ----    ----    ----    ----    ----    ----     ----    ----              -----------------------
9.20%  -2.16% 34.08%  34.39%  19.49%   1.11%  12.40%  -17.87%  -20.10%  [  ]% Highest (4th Qtr. '99)        27.06%
                                                                                           -----------------------
        Calendar Year End (through 12/31)                                     Lowest (3rd Qtr. '01)        -27.04%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                       Fund inception
                                                             1 Year  5 Years  10 Years (1/3/92)/(4)/
-----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]%  [    ]% [    ]%   [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]%  [    ]% [    ]%   [    ]%
-----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and
 Sale of Fund Shares/(1)/                                    [    ]%  [    ]% [    ]%   [    ]%
-----------------------------------------------------------------------------------------------------
Russell 2000 Index/(2)/                                      [    ]%  [    ]% [    ]%   [    ]%
-----------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average/(3)/                   [    ]%  [    ]% [    ]%   [    ]%
-----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In come cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell
   3000 Index and is considered to be representative of the small capitalization market. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. It is not possible to invest directly in the index.
(3)The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that normally invest primarily in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. It does not take into account sales charges.
(4)The Fund began operations on 1/3/92. Index comparisons begin on 1/3/92.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)                             None
Redemption Fee (as a percentage of exchange price or amount redeemed)                  1.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition
  (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                                      Distribution                 Total Annual
                                                             Advisory and/or Service Other         Fund Operating
                                                             Fees     (12b-1) Fees   Expenses/(1)/ Expenses
-----------------------------------------------------------------------------------------------------------------
Institutional                                                0.72%    None           [    ]%       [    ]%
-----------------------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.30% Administrative Fee and [    ]% in trustees' expenses paid by the class during
   the most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                             Year 1   Year 3         Year 5        Year 10
-----------------------------------------------------------------------------------------------------------------
Institutional                                                $[    ]  $[    ]        $[    ]       $[    ]
-----------------------------------------------------------------------------------------------------------------


                                                                  Prospectus 11

               PIMCO RCM Global Small-Cap Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                               Approximate Capitalization Range
and Strategies        Seeks long-term capital Smaller capitalization equity securities MSCI World Small-Cap Index appreciation
                                              Approximate Number of Holdings           Dividend Frequency
                                              55-95                                    At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. The Fund will maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index securities which as of September 30, 2003 would permit the Fund to maintain a weighted-average market
               capitalization ranging from $[    ] million to $[    ] million.
               The Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United States) and expects that the majority of its foreign investments will be in Japan and Western Europe. Under normal market conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in the technology sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. The portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI World Small-Cap Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


12  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 31, 1996. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                    [CHART]        1/1/03-9/30/03               [    ]%

1997    1998    1999    2000    2001    2002       Highest and Lowest Quarter Returns
----    ----    ----    ----    ----    ----       (for periods shown in the bar chart)
25.48% 19.29% 104.63% -13.88%  -25.05%  [  ]%                   -----------------------
        Calendar Year End (through 12/31)          Highest (4th Qtr. '99)        64.80%
                                                                -----------------------
                                                   Lowest (3rd Qtr. '01)        -26.36%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                              Fund inception
                                             1 Year  5 Years  (12/31/96)/(4)/
  ---------------------------------------------------------------------------
  Institutional
   Class -- Before
   Taxes/(1)/                                [    ]%  [    ]% [    ]%
  ---------------------------------------------------------------------------
  Institutional
   Class -- After
   Taxes on
   Distributions
   Distributions/(1)/                        [    ]%  {    ]% [    ]%
  ---------------------------------------------------------------------------
  Institutional
   Class -- After
   Taxes on
   Distributions and
   Sale of Fund
   Shares/(1)/                               [    ]%  [    ]% [    ]%
  ---------------------------------------------------------------------------
  MSCI World
   Small-Cap
   Index/(2)/                                [    ]%  [    ]% [    ]%
  ---------------------------------------------------------------------------
  Lipper Global Small Cap Funds Average/(3)/ [    ]%  [    ]% [    ]%
  ---------------------------------------------------------------------------
  (1)After-tax returns are estimated using the highest
     historical individual federal marginal income tax
     rates and do not reflect the impact of state and
     local taxes. Actual after-tax returns depend on
     an investor's tax situation and may differ from
     those shown. After-tax returns are not relevant
     to investors who hold Fund shares through
     tax-deferred arrangements such as 401(k) plans or
     individual retirement accounts. In some cases the
     return after taxes may exceed the return before
     taxes due to an assumed tax benefit from any
     losses on a sale of Fund shares at the end of the
     measurement period.
  (2)The Morgan Stanley Capital International World
     Small-Cap Index ("MSCI-WSCI") is a widely
     recognized, unmanaged, market capitalization
     weighted index composed of securities
     representative of the market structure of
     developed market countries in North America,
     Europe and the Asia/Pacific region. It is not
     possible to invest directly in the index.
  (3)The Lipper Global Small Cap Funds Average is a
     total return performance average of funds tracked
     by Lipper, Inc. that invest at least 25% of their
     portfolio in securities with primary trading
     markets outside the United States, and that
     limits at least 65% of their investments to
     companies with market capitalizations less than
     U.S. $1 billion at the time of purchase. It does
     not take into account sales charges.
  (4)The Fund began operations on 12/31/96. Index
     comparisons begin on 12/31/96.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              1.00%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.40% Administrative Fee, [    ]% in interest expenses, [    ]%
   in trustees' expenses and [    ]% in miscellaneous expenses paid by the class during the
   most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 13

               PIMCO RCM Global Technology Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                             Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of U.S. and non-U.S. At least $500 million
                      appreciation            technology-related companies
                                                                                     Dividend Frequency
                                              Approximate Number of Holdings         At least annually
                                              65-105

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the technology industry. The Fund normally invests in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, but under normal market conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the U.S., other than Japan. The Fund may also invest up to 20% of its assets in companies organized or headquartered in emerging market countries (but no more than 15% in any one emerging market country). The Fund currently intends to invest primarily in companies with market capitalizations greater than $500 million at the time of purchase, with no more than 15% of its assets in technology companies with market capitalizations below $100 million at the time of purchase. The Fund may invest a substantial portion of assets in securities issued in initial public offerings (IPOs).

               The portfolio managers define technology companies as those with revenues primarily generated by technology products and services. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focuses on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments. The S&P 500 Index and the Lipper Science & Technology Fund Index are the Fund's performance benchmarks. The portfolio managers base security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identify those regions and individual countries that they believe are likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Sector Specific Risk                .Focused Investment Risk
..Issuer Risk             .Technology Related Risk             .Leveraging Risk
..Growth Securities Risk  .IPO Risk                            .Turnover Risk
..Smaller Company Risk    .Foreign (non-U.S.) Investment Risk  .Credit Risk
..Liquidity Risk          .Emerging Markets Risk               .Management Risk
..Derivatives Risk        .Currency Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


14  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and Average Annual Total
               Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 27, 1995. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM
               Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio managers as the Fund. The Fund's total expenses are expected to be higher than the DRCM Fund's historical expenses. If the DCRM Fund had been subject to the Fund's higher expenses, the performance results shown would have been lower. The Fund does not currently offer Administrative Class shares. The performance for the year 1999 benefited to a large extent from the result of investments in IPOs and market conditions during 1999. This performance may not be repeated in the future. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class    More Recent Return Information
                                                                   -----------------------
                                    [CHART]           1/1/03-9/30/03               [    ]%

1996    1997    1998    1999     2000    2001   2002  Highest and Lowest Quarter Returns
----    ----    ----    ----     ----    ----   ----  (for periods shown in the bar chart)
26.41% 27.08%  61.05%  182.95% -14.33% -39.31%  [  ]%              -----------------------
        Calendar Year End (through 12/31)             Highest (4th Qtr. '99)        82.82%
                                                                   -----------------------
                                                      Lowest (4th Qtr. '00)        -34.45%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                             Fund inception
                                                             1 Year  5 Years (12/27/95)/(4)/
--------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                                [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Goldman Sachs Technology Index/(2)/                          [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
Lipper Science & Technology Fund Average/(3)/                [    ]% [    ]% [    ]%
--------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
   After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry. It is not possible to invest directly in the index.
(3)The Lipper Science & Technology Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
(4)The Fund began operations on 12/27/95. Index comparisons begin on 12/27/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.95%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.40% Administrative Fee paid by the class.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 15

               PIMCO RCM International Growth Equity Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                     Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of           All capitalizations
                      appreciation            companies worldwide
                                                                             Dividend Frequency
                                              Approximate Number of Holdings At least annually
                                              75-115

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of non-U.S. companies. While the Fund invests in issuers located in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its assets in companies organized or headquartered in any other country outside the U.S. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also invest up to 10% of its assets in U.S. companies. The Fund primarily invests in companies with market capitalizations in excess of $1 billion (as measured at the time of purchase). No more than 15% of the Fund's assets shall be invested in companies with market capitalizations below $100 million (as measured at the time of purchase). The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy, including the financial sector.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI EAFE Index and the MSCI ACWI Ex-U.S. Index are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots /SM/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management or hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

..Market Risk             .Derivatives Risk                    .Focused Investment Risk
..Issuer Risk             .Sector Specific Risk                .Leveraging Risk
..Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
..Smaller Company Risk    .Emerging Markets Risk               .Credit Risk
..Liquidity Risk          .Currency Risk                       .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


16  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on May 22, 1995.
               The information provides some indication of the risks of investing in the Fund showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of Institutional Class shares. The Fund's Administrative Class shares were not outstanding for a full calendar year during the time periods shown. Performance information shown in the Average
               Annual Total Returns table for the Administrative Class shares is based on the performance of the DRCM Fund's Institutional
               Class shares, adjusted to reflect the distribution and/or service (12b-1) fees and other expenses paid by Administrative
               Class shares.

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class             More Recent Return Information
                                                               -----------------------
                                    [CHART]                    1/1/03-9/30/03               [    ]%

1995    1996    1997    1998    1999    2000     2001    2002  Highest and Lowest Quarter Returns
----    ----    ----    ----    ----    ----     ----    ----  (for periods shown in the bar chart)
17.98% 19.31%  17.93%  13.81%  60.66%  -26.76%  -31.96%  [  ]% -----------------------
                                                               Highest (4th Qtr. '99)        41.32%
        Calendar Year End (through 12/31)                      -----------------------
                                                               Lowest (1st Qtr. '01)        -18.42%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                         Fund inception
                                                         1 Year  5 Years (5/22/95)/(5)/
---------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                 [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/ [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Institutional Class -- After
 Taxes on Distributions and
 Sale of Fund Shares/(1)/                                [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Administrative Class                                     [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
MSCI-EAFE Index/(2)/                                     [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
MSCI-ACWI Ex-U.S. Index/(3)/                             [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
Lipper International Funds Average/(4)/                  [    ]% [    ]% [    ]%
---------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest
   historical individual federal marginal income tax rates
   and do not reflect the impact of state and local taxes.
   Actual after-tax returns depend on an investor's tax
   situation and may differ from those shown. After-tax
   returns are not relevant to investors who hold Fund
   shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases
   the return after taxes may exceed the return before taxes
   due to an assumed tax benefit from any losses on a sale
   of Fund shares at the end of the measurement period.
   After-tax returns are for Institutional Class shares
   only. After-tax returns for Administrative Class shares
   will vary.
(2)The Morgan Stanley Capital International Europe
   Australasia Far East ("MCSI-EAFE") Index is a widely
   recognized, unmanaged index of issuers located in the
   countries of Europe, Australia and the Far East. It is
   not possible to invest directly in the index.
(3)The Morgan Stanley All Country World Free ("MCSI-ACWI")
   Ex-U.S. Index is a widely recognized, unmanaged index of
   issuers located in countries throughout the world,
   representing both developed and emerging markets,
   excluding the United States. It is not possible to invest
   directly in the index.
(4)The Lipper International Funds Average is a total return
   performance average of funds tracked by Lipper, Inc. that
   invest their assets in securities with primary trading
   markets outside of the United States. It does not take
   into account sales charges.
(5)The Fund began operations on 5/22/95. Index comparisons
   begin on 5/31/95.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class or Administrative Class shares
of the Fund    of the Fund:

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)   2.00%*
* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
Share Class                                Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              0.50%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
Administrative                             0.50       0.25%            [    ]        [    ]
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee, .[    ]% in interest expenses,
   [    ]% in trustees' expenses and [    ]% in miscellaneous expenses paid by Institutional
   Class shares during the most recent fiscal year and a 0.50% Administrative Fee and
   [    ]% in interest expenses paid by Administrative Class shares during the most recent fiscal year.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Share Class                                Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------
Administrative                              [    ]     [    ]           [    ]        [    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 17

               PIMCO RCM Emerging Markets Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                           Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of emerging market At least $100 million
                      appreciation            issuers
                                                                                   Dividend Frequency
                                              Approximate Number of Holdings       At least annually
                                              35-75

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market companies to be those that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country. This designation currently includes most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of Western Europe. The Fund currently intends to invest primarily in companies with market capitalizations in excess of $100 million (as measured at the time of purchase). The Fund may invest up to 15% of its assets in companies that are organized or headquartered in any one emerging market country and up to 20% of its assets in companies that are organized or headquartered in developed countries.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities.

               In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Emerging Markets Free Index and the S&P/IFC Index of Investable Emerging Markets are the Fund's performance benchmarks. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmarks.

               In addition to traditional research activities, the portfolio management team uses Grassroots(SM) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Turnover Risk
 .Issuer Risk             .Foreign (non-U.S.) Investment Risk  .Leveraging Risk
 .Growth Securities Risk  .Emerging Market Risk                .Credit Risk
 .Smaller Company Risk    .Currency Risk                       .High-Yield Risk
 .Liquidity Risk          .Focused Investment Risk             .Management Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.


18  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table below show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception of the DRCM Fund on December 30, 1997. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM
               Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class More Recent Return Information
                                                                -----------------------
                                       [CHART]     1/1/03-9/30/03               [    ]%

       1998    1999    2000     2001    2002       Highest and Lowest Quarter Returns
       ----    ----    ----     ----    ----       (for periods shown in the bar chart)
     -8.39%  91.90%  -5.24%  -14.54%   [  ]%                    -----------------------
                                                   Highest (4th Qtr. '99)        52.95%
        Calendar Year End (through 12/02)                       -----------------------
                                                   Lowest (3rd Qtr. '01)        -20.36%

               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                                 Fund
                                                                                                 inception
                                                                                 1 Year  5 Years (12/30/97)/(5)/
----------------------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/                         [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions and Sale of Fund Shares/(1)/ [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
MSCI-EMF Index/(2)/                                                              [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
S&P/IFC Index of Investable Emerging Markets/(3)/                                [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Average/(4)/                                       [    ]% [    ]% [    ]%
----------------------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Emerging Markets Free Index
   ("MSCI--EMF") is composed of companies representative of the market structure of emerging market countries in Europe, Latin America and the
   Pacific Basin. The index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. It is not possible to invest directly in the index.
(3)The S&P/IFC Index of Investable Emerging Markets represents the IFC investable regional total return composite. The term "investable"
   indicates that the stocks and the weights in the IFC index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. It is not possible to invest directly in the index.
(4)The Lipper Emerging Markets Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. It does not take into account sales charges.
(5)The Fund began operations on 12/30/97. Index comparisons begin on
   12/30/97.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses       buy and hold Institutional Class shares of the Fund:
of the Fund

Shareholder Fees (fees paid directly from your investment)                 None
Redemption Fee (as a percentage of exchange price or amount redeemed)     2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases,
  Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses
---------------------------------------------------------------------------------------------------
Institutional                              1.00%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee and [    ]% in interest expenses paid
   by the class during the most recent fiscal year.
Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 19

               PIMCO RCM Europe Fund

--------------------------------------------------------------------------------

Principal Investments Investment Objective    Fund Focus                              Approximate Capitalization Range
and Strategies        Seeks long-term capital Equity securities of European companies All capitalizations appreciation
                                              Approximate Number of Holdings          Dividend Frequency
                                              30-70                                   At least annually

               The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe. The Fund expects to invest most of its assets in equity securities of issuers located in Western European countries. The Fund may also from time to time invest a significant portion of its assets in financial sector stocks.

               In making investment decisions for the Fund, the portfolio management team develops forecasts of economic growth, inflation, and interest rates that it uses to help identify those regions and individual countries that it believes are likely to offer the best investment opportunities. In analyzing specific companies for possible investment, the portfolio management team may also consider the anticipated economic growth, rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. The portfolio management team ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The MSCI Europe Index is the Fund's performance benchmark. The portfolio management team bases its security selection on the relative investment merits of each company and industry and will not seek to duplicate the sector or stock allocations of the Fund's benchmark. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

               In addition to traditional research activities, the portfolio management team uses Grassroots/(SM)/ Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. The Fund may utilize foreign currency exchange contracts, options and other derivatives instruments (such as forward currency exchange contracts and stock index futures contracts) primarily for risk management and hedging purposes. The portfolio management team sells securities as it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

               In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal      Among the principal risks of investing in the Fund, which could
Risks          adversely affect its net asset value, yield and total return, are:

 .Market Risk             .Derivatives Risk                    .Leveraging Risk
 .Issuer Risk             .Sector Specific Risk                .Credit Risk
 .Growth Securities Risk  .Foreign (non-U.S.) Investment Risk  .Turnover Risk
 .Smaller Company Risk    .Currency Risk                       .Management Risk
 .Liquidity Risk          .Focused Investment Risk

               Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance    The Fund reorganized on February 1, 2002 when shares of a
Information    corresponding fund of Dresdner RCM Global Funds, Inc. (the "DRCM
               Fund") reorganized into the Fund by transferring substantially all of its assets and liabilities to the Fund in exchange for shares of the Fund. For periods prior to February 2, 2002, the bar chart, the information to its right and the Average Annual
               Total Returns table on the next page show summary performance information for the DRCM Fund. The performance information is that of the DRCM Fund since the inception date of the DRCM Fund on April 5, 1990. The information provides some indication of the risks of investing in the Fund by showing changes in the performance of the DRCM Fund from year to year and by showing how the DRCM Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The Fund began operations on 4/5/90, the inception date of its Class D shares, which are not offered by this Prospectus. Institutional Class performance through March
               3, 2000 (when Institutional Class shares commenced operations) is based on Class D performance, adjusted to reflect the lower expenses of Institutional Class shares. Class D and Institutional Class shares would have similar performance because Class D shares are invested in the same portfolio of securities as Institutional Class shares. Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.


20  PIMCO Funds: Multi-Manager Series

               The investment objective, and investment strategies and policies of the Fund are substantially similar to those of the DRCM Fund, which also was managed by the same portfolio management team as the Fund. The Fund does not currently offer Administrative Class shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns -- Institutional Class

                           [CHART]

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
31.54%  -4.96%  1.33%   15.87%  25.70%  37.40%  43.82%  -11.59% -31.52%  [  ]%

        Calendar Year End (through 12/31)

Calendar Year Total Returns -- Institutional Class                             More Recent Return Information
                                                                                            -----------------------
                           [CHART]                                             1/1/03-9/3/03                               [    ]%

 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002  Highest and Lowest Quarter Returns
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----  (for periods shown in the bar chart)
31.54%  -4.96%  1.33%   15.87%  25.70%  37.40%  43.82%  -11.59% -31.52%  [  ]%              -----------------------
                                                                               Highest (4th Qtr. '99)        51.52%...............
        Calendar Year End (through 12/31)                                                   -----------------------
                                                                               Lowest (1st Qtr. '01)        -20.44%...............

Calendar Year Total Returns -- Institutional Class                             -

                           [CHART]                                             -
                                                                               -
 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
31.54%  -4.96%  1.33%   15.87%  25.70%  37.40%  43.82%  -11.59% -31.52%  [  ]%

        Calendar Year End (through 12/31)


               Average Annual Total Returns (for periods ended 12/31/02)

                                                                                      Fund inception
                                                             1 Year  5 Years 10 Years (4/5/90)/(4)/
----------------------------------------------------------------------------------------------------
Institutional Class -- Before Taxes/(1)/                     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions/(1)/     [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Institutional Class -- After Taxes on Distributions
 and Sale of Fund Shares/(1)/                                [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
MSCI-Europe Index/(2)/                                       [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
Lipper European Region Funds Average/(3)/                    [    ]% [    ]% [    ]%  [    ]%
----------------------------------------------------------------------------------------------------
(1)After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k)
   plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)The Morgan Stanley Capital International Europe Index ("MSCI-Europe") is a widely recognized, unmanaged, capitalization-weighted index of issuers in the countries of Europe. It is not possible to invest directly in the index.
(3)The Lipper European Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region. It does not take into account sales charges.
(4)The Fund began operations on 4/5/90. Index comparisons begin on 4/5/90.

--------------------------------------------------------------------------------
Fees and       These tables describe the fees and expenses you may pay if you
Expenses of    buy and hold Institutional Class shares of the Fund:
the Fund

Shareholder Fees (fees paid directly from your investment)              None
Redemption Fee (as a percentage of exchange price or amount redeemed)  2.00%*

* The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption
  Fees are paid to and retained by the Fund and are not sales charges (loads). See
  "Purchases, Redemptions and Exchanges--Redemption Fees."
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
                                                      Distribution                   Total Annual
                                           Advisory   and/or Service   Other         Fund Operating
                                           Fees       (12b-1) Fees     Expenses/(1)/ Expenses//
---------------------------------------------------------------------------------------------------
Institutional                              0.80%      None             [    ]%       [    ]%
---------------------------------------------------------------------------------------------------
(1)Other Expenses reflects a 0.50% Administrative Fee, [    ]% in interest expenses, [    ]%
   in trustees' expenses and [    ]% in miscellaneous expenses paid by the class during the
   most recent fiscal year.

Examples. The Examples below are intended to help you compare the cost of investing in
Institutional Class shares of the Fund with the costs of investing in other mutual funds.
The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                           Year 1     Year 3           Year 5        Year 10
---------------------------------------------------------------------------------------------------
Institutional                              $[    ]    $[    ]          $[    ]       $[    ]
---------------------------------------------------------------------------------------------------


                                                                  Prospectus 21

               Summary of Principal Risks
               The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.
               The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk    The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Growth         The Funds may place particular emphasis on equity securities of
Securities     companies that its portfolio management team or portfolio
Risk           manager believes will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller        The general risks associated with equity securities and
Company Risk   liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The RCM Small-Cap and RCM
               Global Small-Cap Funds, in particular, and the RCM Global
               Technology, RCM Tax-Managed Growth, RCM Emerging Markets,
               RCM International Growth Equity and RCM Europe Funds generally have substantial exposure to this risk. The RCM Mid-Cap Fund also has significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less seasoned than larger companies.

IPO Risk The Funds, particularly the RCM Global Technology Fund, may purchase securities in initial public offerings (IPOs). The securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Liquidity      All of the Funds are subject to liquidity risk. Liquidity risk
Risk           exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


22  PIMCO Funds: Multi-Manager Series

Derivatives    All of the Funds except the RCM Mid-Cap and RCM Small-Cap Funds
Risk           may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
               Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Sector         In addition to other risks, Funds that invest a substantial
Specific       portion of their assets in related industries (or "sectors") may
Risks          have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

               Financial Sector Related Risk. Because the RCM Europe and RCM International Growth Equity Funds may from time to time invest a significant percentage of their assets in financial sector securities, factors that affect the financial sector may have a greater effect on the Funds than they would on a fund that is more diversified among a number of unrelated industries. Examples of these factors could include extensive government regulation, availability and cost of capital funds, changes in interest rates and price competition.

               Healthcare Related Risk. Certain of the Funds, such as the RCM Large-Cap Growth, RCM Mid-Cap and RCM Tax-Managed Growth Funds may make significant investments in the healthcare industry. Therefore, it is subject to risks particular to that industry, including rapid obsolescence of products and services, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, and risks associated with the governmental approval process.

               Technology Related Risk. Because the RCM Global Technology Fund concentrates its investments in the technology industry, it is subject to risks particularly affecting that industry, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories. Other Funds such as the RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap and RCM Tax-Managed Growth Funds, may also be subject to these risks to the extent they invest a substantial portion of their assets in technology or technology-related companies.

Foreign        A Fund that invests in foreign securities, and particularly the
(non-U.S.)     RCM Global Small-Cap, RCM Global Technology, RCM International
Investment     Growth Equity, RCM Emerging Markets and RCM Europe Funds, may
Risk           experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The RCM
               Large-Cap Growth, RCM Tax-Managed Growth, RCM Mid-Cap and RCM
               Small-Cap Funds may invest their assets in foreign securities, although such investments are not currently a principal investment technique for these Funds. However, if foreign securities present attractive investment opportunities, any one of these Funds may increase the percentage of its assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
               issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
               standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the RCM Global
               Small-Cap, RCM Global Technology, RCM International Growth
               Equity, RCM Emerging Markets or RCM Europe Fund, invests a significant portion of its assets in a particular currency or a narrowly defined geographic area such as Europe, Asia or South
               America, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with foreign investments. Specifically, because certain of the Funds may invest more than 25% of their assets in France, Germany, Japan or the United Kingdom, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries.
               Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.


                                                                  Prospectus 23

               EMU Countries Risk. Certain Funds, particularly the RCM Europe Fund, will invest in companies located in both EMU and non-EMU European countries. Investments in EMU countries, all of which use the euro as their currency, involve certain risks. The EMU's objective is to create a single, unified market through which people, goods and money can work freely. Participation in the EMU is based on countries meeting certain financial criteria contained in the treaty creating the EMU. The transition to the EMU may be troubled as twelve separate nations adjust to the reduction in flexibility, independence, and sovereignty that the EMU requires. High unemployment and a sense of "deculturalization" within the general public and the participating countries could lead to political unrest and continuing labor disturbances.

Emerging       Foreign investment risk may be particularly high to the extent
Markets Risk   that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. The
               RCM Emerging Markets Fund normally invests most of its assets in emerging market securities and is particularly sensitive to these risks. The RCM Global Small-Cap, RCM Global Technology,
               RCM International Growth Equity and RCM Large-Cap Growth Funds may also invest a significant portion of their assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed above under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk  Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds are particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused        Focusing Fund investments in a small number of issuers,
Investment     industries or foreign currencies or regions increases risk.
Risk           Funds, such as the RCM Europe, RCM Global Technology and RCM
               International Growth Equity Funds, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks. The RCM Global Small-Cap, RCM Emerging
               Markets and RCM Europe Funds may be subject to increased risk to the extent that they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Similarly, the RCM Global
               Technology Fund is vulnerable to events affecting technology companies because this Fund normally "concentrates" its investments in such companies. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging     Leverage, including borrowing, will cause the value of a Fund's
Risk           shares to be more volatile than if the Fund did not use
               leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.
               The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income   To the extent that Funds purchase fixed income securities such
Risk           as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk.

               Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.



24  PIMCO Funds: Multi-Manager Series

Turnover Risk  A change in the securities held by a Fund is known as "portfolio turnover." Certain of the Funds are particularly susceptible to this risk. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs of tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Credit Risk    All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield     Funds that invest in high yield securities and unrated
Risk           securities of similar quality (commonly known as "junk bonds")
               may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities.
               The RCM Emerging Markets Fund is particularly susceptible to this risk. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund's ability to sell them (liquidity risk).

Management     Each Fund is subject to management risk because it is an
Risk           actively managed investment portfolio. The Adviser, the
               Sub-Adviser and each individual portfolio management team or portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.


                                                                  Prospectus 25

               Management of the Funds
Investment     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Adviser and    Management" or the "Adviser") serves as the investment adviser
Administrator  and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). As of September 30, 2003, the Adviser and its advisory
               affiliates had approximately $[    ] billion in assets under
               management.

               The Adviser has retained its investment management affiliate (the "Sub-Adviser"), Dresdner RCM Global Investors LLC ("Dresdner RCM"), to manage each Fund's investments. The Adviser has retained its affiliate, Pacific Investment Management Company LLC, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. The Adviser and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory Fees  Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

               The Funds were reorganized on February 1, 2002 and commenced paying advisory fees to the Adviser as of such date. The Funds pay monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

       Fund                                                Advisory Fees
       -----------------------------------------------------------------
       RCM Large-Cap Growth Fund                               0.45%
       RCM Mid-Cap Fund                                        0.47%
       RCM International Growth Equity Fund                    0.50%
       RCM Tax-Managed Growth Fund                             0.60%
       RCM Small-Cap Fund                                      0.72%
       RCM Europe Fund                                         0.80%
       RCM Global Technology Fund                              0.95%
       RCM Emerging Markets and RCM Global Small-Cap Funds     1.00%

               Each Fund pays for the administrative services it requires under Administrative a fee structure which is essentially fixed. Institutional and
Fees Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

               Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors Fund Management monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

Fund                                                                              Administrative Fees
-----------------------------------------------------------------------------------------------------
RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap and RCM Tax-Managed Growth Funds        0.30%
RCM Global Small-Cap and RCM Global Technology Funds                                     0.40%
RCM Emerging Markets, RCM Europe and RCM International Growth Equity Funds               0.50%


26  PIMCO Funds: Multi-Manager Series

Sub-Adviser    The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets, subject to the general supervision of the Adviser and the Board of Trustees.

               Dresdner RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC, Dresdner RCM is an indirect wholly-owned subsidiary of Allianz AG and an affiliate of ADAM of America. Dresdner RCM was originally formed as a Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. Dresdner RCM provides advisory services to mutual funds and institutional accounts. As
               of September 30, 2003, Dresdner RCM had approximately $[    ]
               billion in assets under management.

               Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds. Information about some of the investment professionals comprising the investment team is located in the SAI under "Other Information."

               The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund.

               The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund.

               The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund.

               The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small-Cap Fund.

               The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund.

               The International Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Emerging Markets Fund and the RCM Europe Fund.

               The RCM Global Technology Fund is managed by Walter C. Price, CFA, a Managing Director who has been associated with Dresdner RCM since 1974, and other members of Dresdner RCM's Technology Research Team .

Adviser/Sub-   Shareholders of each Fund have approved a proposal permitting
Adviser        the Adviser to enter into new or amended sub-advisory agreements
Relationship   with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by ADAM of America.
               Subject to the ultimate responsibility of the Board of Trustees, the Adviser has responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

Distributor    The Trust's Distributor is PIMCO Advisors Distributors LLC, an
               affiliate of the Adviser. The Distributor, located at 2187
               Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                  Prospectus 27

               Investment Options --
               Institutional Class and Administrative Class Shares

               The Trust offers investors Institutional Class and
               Administrative Class shares of the Funds in this Prospectus.

               The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. See "Purchases, Redemptions and Exchanges--Redemption Fees" below.

               Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

               . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class Shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

               Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

               In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

               . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


28  PIMCO Funds: Multi-Manager Series

               Purchases, Redemptions and Exchanges

Purchasing     Investors may purchase Institutional Class and Administrative
Shares         Class shares of the Funds at the relevant net asset value
               ("NAV") of that class without a sales charge or other fee.

               Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

               Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

               Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

               . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of the Adviser, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of the Adviser, the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the sub-advisers to the Trust's Funds, and their affiliates, and to the benefit plans of the Adviser and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

               The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

               . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

               . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

               Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

               An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Adviser or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.


                                                                  Prospectus 29

               . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

               . Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

               The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

               An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

               Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

               Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Adviser or the Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

               . Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

               . Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

               Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund's Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

               The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.


30  PIMCO Funds: Multi-Manager Series

               Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming      . Redemptions by Mail. An investor may redeem (sell)
Shares         Institutional Class and Administrative Class shares by
               submitting a written request to PIMCO Funds at 840 Newport
               Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client
               Registration Application that are required to effect a redemption.

               . Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

               In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

               Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

               Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

               . Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

               Unless eligible for a waiver, shareholders who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

               Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.


                                                                  Prospectus 31

               For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

               Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

               The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

               Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange       Except as provided below or in the applicable Funds' or series
Privilege      prospectus(es), an investor may exchange Institutional Class or
               Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs (subject to any applicable redemption fees or fund reimbursement fees) of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

               Unless eligible for a waiver, shareholders who exchange shares of the Funds within 30 days of the acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above. Similarly, unless eligible for a waiver, shareholders who exchange their Institutional Class or Administrative Class shares of a Fund for the same class of shares of the PIMCO Tax-Efficient Structured Emerging Markets Fund, another series of the Trust, will be subject to a Fund Reimbursement Fee of 1.00% of the NAV of the shares of that Fund acquired in connection with the exchange.

               An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

               The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges or transactions characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.


32  PIMCO Funds: Multi-Manager Series

Request        To reduce expenses, it is intended that only one copy of the
for Multiple   Fund's prospectus and each annual and semi-annual report will be
Copies of      mailed to those addresses shared by two or more accounts. If you
Shareholder    wish to receive additional copies of these documents and your
Documents      shares are held directly with the Trust, call the Trust at
               1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

               How Fund Shares Are Priced

               The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

               For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap Securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reputed sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

               Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

               Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

               In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

               Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.


                                                                  Prospectus 33

               Fund Distributions

               Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

               Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

               A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

               Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

               For further information on distribution options, please contact the Trust at 1-800-927-4648.

               Tax Consequences

               . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

               Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable as ordinary income.

               Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

               . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

               . A Note on the RCM Tax-Managed Growth Fund. The RCM Tax-Managed Growth Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

               . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Shareholders of the RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may be entitled to claim a credit or deduction with respect to foreign taxes.

               . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:


34  PIMCO Funds: Multi-Manager Series

                 . the long-term capital gain rate applicable to most
                   shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

                 . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

               Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

               As described in the Statement of Additional Information under the section captioned "Taxation," the Funds are required to apply backup withholding to certain taxable distributions including, for example, distributions paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number. Under the Act, the backup withholding rate will be 28% for amounts paid through 2010 and 31% for amounts paid thereafter.

               This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

               Characteristics and Risks of Securities and Investment Techniques

               This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio management teams and the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser and the portfolio management teams and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income   Fixed income securities are obligations of the issuer to make
Securities     payments of principal and/or interest on future dates, and
and            include corporate and government bonds, notes, certificates of
Defensive      deposit, commercial paper, convertible securities and
Strategies     mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
               "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

               Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

               Under normal market conditions, the RCM Funds will invest primarily in equity securities. In addition, the RCM Europe, RCM Large-Cap Growth, RCM Tax-Managed Growth, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds may invest up to 20% of their total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund may invest up to 20% of its total assets in U.S. Government debt obligations. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Sub-Adviser believes present attractive investment opportunities for capital growth. The RCM Small-Cap Fund may also invest a portion of their assets in fixed income securities. There is no limit on the average maturity of the debt securities in the RCM Funds'


                                                                  Prospectus 35
               portfolios. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. When the Sub-Adviser believes that any of the RCM Funds should adopt a temporary defensive posture, any RCM Fund may hold all or a substantial portion of its assets in investment grade debt securities, which may be debt obligations issued or guaranteed by the U.S. government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers.

Companies      Each of the Funds may invest in securities of companies with
With Smaller   market capitalizations that are small compared to other publicly
Market         traded companies. The RCM Global Small-Cap and RCM Small-Cap
CapitalizationsFunds, in particular, generally invest primarily in smaller companies and are especially sensitive to the risks described below. In addition, the RCM Global Technology, RCM Tax-Managed
               Growth, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds generally have substantial exposure to these risks. The RCM Mid-Cap Fund also has significant exposure to these risks because it invests primarily in companies with medium-sized market capitalizations, which are smaller and generally less well-known or seasoned than larger companies.

               Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

               Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial        The Funds, particularly the RCM Global Technology Fund, may
Public         purchase securities in initial public offerings (IPOs). These
Offerings      securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion
               (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign        The Funds invest in the following types of foreign equity and
(non-U.S.)     equity-linked securities (together, "foreign securities"):
Securities     securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; depositary receipts; and securities of other investment companies investing primarily in such equity and equity-related foreign securities. The Sub-Adviser expects that the Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund may also invest in securities that are traded only over-the-counter, either in the U.S. or in foreign markets, when the Sub-Adviser believes that such securities meet a Fund's investment criteria.
               The Funds also may invest in securities that are not publicly traded either in the U.S. or in foreign markets.

               All of the Funds may invest in American Depository Receipts
               (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.


36  PIMCO Funds: Multi-Manager Series

               Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging       Each of the Funds that may invest in foreign securities may
Market         invest in securities of issuers based in or that trade
Securities     principally in countries with developing (or "emerging market")
               economies. The RCM Emerging Markets Fund normally invests 80% of its assets in emerging market securities. The RCM Global
               Small-Cap, RCM Global Technology, RCM International Growth
               Equity, RCM Large-Cap Growth and RCM Europe Funds may also invest significant portions of their assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
               significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

               Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

               Special Risks of Investing in Russian and Other Eastern European Securities. Each of the RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign        A Fund that invests directly in foreign currencies or in
Currencies     securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The RCM Global
               Small-Cap, RCM Global Technology, RCM International Growth
               Equity, RCM Emerging Markets and RCM Europe Funds are particularly sensitive to this risk.

               Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.


                                                                  Prospectus 37

               Foreign Currency Transactions. The RCM Tax-Managed Growth, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

               The RCM Tax-Managed Growth, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio management team or portfolio manager. These Funds may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Corporate      Each Fund may invest in corporate debt securities. Corporate
Debt           debt securities are subject to the risk of the issuer's
Securities     inability to meet principal and interest payments on the
               obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
               When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations.

Convertible    Each Fund may invest in convertible securities. Convertible
Securities     securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives    Each Fund (except the RCM Mid-Cap and RCM Small-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its non-principal investment strategies. A Fund may also use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

               Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

               A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular


38  PIMCO Funds: Multi-Manager Series
               derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

               Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

               Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

               Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

               Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

               Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

               Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio management team or portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

               Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

               The Funds may invest in equity-linked securities. Equity-linked
Equity-Linked  securities are privately issued securities whose investment
Securities     results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
               "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit         The Funds may invest in securities based on their credit ratings
Ratings and    assigned by rating agencies such as Moody's Investors Service,
Unrated        Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities     Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income


                                                                  Prospectus 39
               securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

               A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield     Securities rated lower than Baa by Moody's or lower than BBB by
Securities     S&P are sometimes referred to as "high yield securities" or
               "junk bonds." The Funds, particularly the RCM Emerging Markets
               Fund, may invest in these securities. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities.
               These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of       For the purpose of achieving income, each Fund may lend its
Portfolio      portfolio securities to brokers, dealers, and other financial
Securities     institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
               "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales    Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,   Each Fund may purchase securities which it is eligible to
Delayed        purchase on a when-issued basis, may purchase and sell such
Delivery and   securities for delayed delivery and may make contracts to
Forward        purchase such securities for a fixed price at a future date
Commitment     beyond normal settlement time (forward commitments). When-issued
Transactions   transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
               Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase     Each Fund may enter into repurchase agreements, in which the
Agreements     Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse        Each Fund may enter into reverse repurchase agreements, subject
Repurchase     to the Fund's limitations on borrowings. A reverse repurchase
Agreements     agreement involves the sale of a security by a Fund and its
and Other      agreement to repurchase the instrument at a specified time and
Borrowings     price, and may be considered a form of borrowing for some
               purposes. A Fund will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.
               In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-


40  PIMCO Funds: Multi-Manager Series
               term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Illiquid       Each Fund may invest in securities that are illiquid so long as
Securities     not more than 15% (10% in the case of the RCM International
               Growth Equity Fund and 5% for each of the RCM Mid-Cap and RCM
               Small-Cap Funds) of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
               (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment     The Funds may invest in securities of other investment
in Other       companies, such as closed-end management investment companies
Investment     and exchange traded funds, or in pooled accounts or other
Companies      investment vehicles which invest in foreign markets. As a
               shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio      The length of time a Fund has held a particular security is not
Turnover       generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
               Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (i.e., in excess of 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in     Each Fund's investment objective is a fundamental policy that
Investment     may not be changed without shareholder approval. In addition, it
Objectives     is a fundamental policy that may not be changed without
and Policies   shareholder approval that the RCM Global Small Cap and RCM
               Global Technology Funds must all invest in companies located in at least three different countries. However, unless otherwise stated in the Statement of Additional Information, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and        In addition to the risks described under "Summary of Principal
Smaller-Sized  Risks" above and in this section, several of the Funds are newly
Funds          formed and therefore have limited performance history for
               investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The
               Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage     Unless otherwise stated, all percentage limitations on Fund
Investment     investments listed in this Prospectus will apply at the time of
Limitations    investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to net assets plus borrowings made for investment purposes, except with respect to the principal investment objective of the RCM Tax Managed Growth
               Fund. References to assets in the first paragraph of the Fund
               Summary for the RCM Tax Managed Growth Fund refer to total assets.

Other          The Funds may invest in other types of securities and use a
Investments    variety of investment techniques and strategies which are not
and            described in this Prospectus. These securities and techniques
Techniques     may subject the Funds to additional risks. In addition, the
               Funds may use GrassrootsSM Research in addition to their traditional research activities. GrassrootsSM Research is a division of Dresdner RCM Global Investors LLC. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to Dresdner RCM Global Investors LLC and certain of its affiliates in connection with broker services. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.


                                                                  Prospectus 41

Financial Highlights
The financial highlights table is intended to help a shareholder understand the financial performance of Institutional Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. The financial information shown below for periods prior to February 2, 2002 is that of the corresponding series of Dresdner RCM Global Funds, Inc. which were reorganized into the Fund on February 1, 2002. This
information has been audited by [    ], whose report, along with the Funds'
financial statements, are available without charge upon request from the Distributor and incorporated by reference into the SAI. [To be updated by post-effective amendment.]


                                                            Net Realized and    Total from Distributions from Distributions from
    Fiscal Year or       Net Asset Value   Net Investment    Unrealized Gain    Investment   Net Investment   Net Realized Gain
     Period Ended      Beginning of Period Income (Loss)  (Loss) on Investments Operations       Income         on Investments
--------------------------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth Fund
Institutional Class
  6/30/02                    $14.18            $ 0.04(a)         $ (3.25)(a)     $ (3.21)        $(0.02)            $ 0.00
 1/1/01-6/30/01               16.89              0.01(a)           (2.72)(a)       (2.71)          0.00               0.00
 12/31/00                     19.07             (0.02)(a)          (1.55)(a)       (1.57)          0.00              (0.61)
 12/31/99                     16.14             (0.05)(a)           6.95(a)         6.90           0.00              (3.97)
 12/31/98                     12.53             (0.02)(a)           5.51(a)         5.49          (0.01)             (1.87)
 12/31/97                     10.00              0.01(a)            3.17(a)         3.18          (0.01)             (0.64)
Administrative Class
 02/05/2002-06/30/2002        12.30              0.00(a)           (1.36)(a)       (1.36)          0.00               0.00
RCM Tax Managed Growth Fund
Institutional Class
  6/30/02                    $11.81            $(0.01)(a)        $ (2.35)(a)     $ (2.36)        $ 0.00             $ 0.00
  1/1/01-6/30/01              13.78             (0.02)(a)          (2.13)(a)       (2.15)          0.00               0.00
 12/31/00                     14.99             (0.09)(a)          (1.12)(a)       (1.21)          0.00               0.00
 12/31/99                     10.00             (0.06)(a)           5.28(a)         5.22           0.00              (0.23)
 12/30/98-12/31/98            10.00              0.00(a)            0.00(a)         0.00           0.00               0.00
RCM Mid-Cap Fund
Institutional Class
  6/30/02                    $ 2.78            $(0.01)(a)        $ (0.76)(a)     $ (0.77)        $ 0.00             $ 0.00
 1/1/01-6/30/01                3.33              0.00(a)           (0.55)(a)       (0.55)          0.00               0.00
 12/31/00                      8.02             (0.04)(a)           0.20(a)         0.16           0.00              (4.85)
 12/31/99                      5.87             (0.01)(a)           3.42(a)         3.41           0.00              (1.26)
 12/31/98                      6.23              0.00(a)            0.81(a)         0.81           0.00              (1.17)
 12/31/97                      6.40             (0.01)(a)           1.08(a)         1.07           0.00              (1.24)
Administrative Class
 02/05/2002-06/30/2002         2.28             (0.01)(a)          (0.27)(a)       (0.28)          0.00               0.00
RCM Small-Cap Fund
Institutional Class
  6/30/02                    $ 5.77            $(0.03)(a)        $ (1.39)(a)     $ (1.42)        $ 0.00             $(0.01)
 1/1/01-6/30/01                6.43             (0.01)(a)          (0.65)(a)       (0.66)          0.00               0.00
 12/31/00                     10.23             (0.06)(a)          (1.81)(a)       (1.87)          0.00              (1.93)
 12/31/99                      9.36             (0.06)(a)           1.20(a)         1.14          (0.27)              0.00
 12/31/98                     11.66             (0.07)(a)           0.00(b)        (0.07)          0.00              (2.23)
 12/31/97                     11.77             (0.08)(a)           2.29(a)         2.21           0.00              (2.32)
RCM Global Small-Cap Fund
Institutional Class
  6/30/02                    $16.21            $(0.13)(a)        $ (2.81)(a)     $ (2.94)        $ 0.00             $ 0.00
 1/1/01-6/30/01               18.63             (0.09)(a)          (2.33)(a)       (2.42)          0.00               0.00
 12/31/00                     23.38             (0.21)(a)          (3.04)(a)       (3.25)          0.00              (1.50)
 12/31/99                     12.37             (0.17)(a)          12.96(a)        12.79           0.00              (1.78)
 12/31/98                     11.09             (0.13)(a)           2.23(a)         2.10           0.00              (0.82)
 12/31/97                     10.00             (0.13)(a)           2.64(a)         2.51           0.00              (1.42)
RCM Global Technology Fund
Institutional Class
  6/30/02                    $32.64            $(0.23)(a)        $(11.73)(a)     $(11.96)        $ 0.00             $ 0.00
 1/1/01-6/30/01               50.33             (0.01)(a)         (17.68)(a)      (17.69)          0.00               0.00
 12/31/00                     59.21             (0.18)(a)          (8.27)(a)       (8.45)          0.00              (0.43)
 12/31/99                     21.40             (0.35)(a)          39.54(a)        39.19           0.00              (1.38)
 12/31/98                     13.69             (0.16)(a)           8.44(a)         8.28           0.00              (0.57)
 12/31/97                     12.60             (0.16)(a)           3.46(a)         3.30           0.00              (2.21)
RCM International Growth Equity Fund
Institutional Class
  6/30/02                    $11.07            $ 0.02(a)         $ (2.50)(a)     $ (2.48)        $(0.25)            $ 0.00
 1/1/01-6/30/01               13.84              0.04(a)           (2.81)(a)       (2.77)          0.00               0.00
 12/31/00                     22.34             (0.01)(a)          (6.00)(a)       (6.01)         (0.30)             (2.19)
 12/31/99                     14.98              0.02(a)            8.91(a)         8.93          (0.17)             (1.40)
 12/31/98                     13.70              0.06(a)            1.80(a)         1.86          (0.23)             (0.35)
 12/31/97                     12.72              0.06(a)            2.22(a)         2.28          (0.14)             (1.16)
Administrative Class
 02/05/2002-06/30/2002         8.32              0.04(a)           (0.03)(a)        0.01           0.00               0.00
RCM Emerging Markets Fund
Institutional Class
  6/30/02                    $11.10            $ 0.05(a)         $ (0.92)(a)     $ (0.87)        $(0.08)            $ 0.00
 1/1/01-6/30/01               12.06              0.12(a)           (1.08)(a)       (0.96)          0.00               0.00
 12/31/00                     16.87              0.00(a)           (4.26)(a)       (4.26)          0.00              (0.55)
 12/31/99                      9.06             (0.01)(a)           8.29(a)         8.28           0.00              (0.47)
 12/31/98                      9.99              0.12(a)           (0.97)(a)       (0.85)         (0.08)              0.00
 12/30/97-12/31/97            10.00              0.00(a)           (0.01)(a)       (0.01)          0.00               0.00
RCM Europe Fund
Institutional Class
  6/30/02                    $ 9.13            $(0.06)(a)        $ (1.77)(a)     $ (1.83)        $ 0.00             $(0.04)
 1/1/01-6/30/01               11.87              0.01(a)           (2.75)(a)       (2.74)          0.00               0.00
 3/30/00-12/31/00             20.58             (0.11)(a)          (6.26)(a)       (6.37)          0.00              (2.34)
RCM Global Equity Fund
Institutional Class
  6/30/02                    $ 8.54            $(0.02)(a)        $ (1.96)(a)     $ (1.98)        $(0.07)            $ 0.00
 1/1/01-6/30/01               10.10              0.00(a)           (1.56)(a)       (1.56)          0.00               0.00
 12/31/00                     15.84             (0.08)(a)          (1.62)(a)       (1.70)         (0.02)             (4.02)
 12/31/99                     10.00             (0.03)(a)           6.22(a)         6.19          (0.06)             (0.29)
 12/30/98-12/31/98            10.00              0.00(a)            0.00(a)         0.00           0.00               0.00

* Annualized
(a)Per share amounts based on average number of shares outstanding during the period.
(b)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.



42  PIMCO Funds: Multi-Manager Series

                   Fund
               Reimbursement  Net Asset            Net Assets,    Ratio of Expenses to      Ratio of Expenses to
    Total      Fee Added to   Value, End  Total   End of Period Average Net Assets with  Average Net Assets without
Distributions Paid-In Capital of Period   Return     (000s)     Waiver and Reimbursement  Waiver and Reimbursement
--------------------------------------------------------------------------------------------------------------------
   $(0.02)         $0.00        $10.95   (22.68)%  $  173,021              0.75%                      0.83%
     0.00           0.00         14.18   (16.05)       56,196              0.75*                      1.05*
    (0.61)          0.00         16.89    (8.37)       41,741              0.88                       1.37
    (3.97)          0.00         19.07    44.84        14,898              0.95                       2.45
    (1.88)          0.00         16.14    44.11         7,935              0.95                       3.04
    (0.65)          0.00         12.53    31.99         5,025              0.95                       2.63
     0.00           0.00         10.94   (11.06)       18,216              1.00*                      1.00*
   $ 0.00          $0.00        $ 9.45   (19.98)%  $    2,825              1.14%                      2.47%
     0.00           0.18         11.81   (14.30)        4,298              1.25*                      2.06*
     0.00           0.00         13.78    (8.07)       25,774              1.25                       1.58
    (0.23)          0.00         14.99    52.44         1,499              1.25                      14.36
     0.00           0.00         10.00     0.00         1,000              0.00                       0.00
   $ 0.00          $0.00        $ 2.01   (27.70)%  $  350,827              0.77%                      0.81%
     0.00           0.00          2.78   (16.52)      773,592              0.77*                      0.79*
    (4.85)          0.00          3.33     1.25       890,883              0.00                       0.76
    (1.26)          0.00          8.02    60.18     1,357,489              0.00                       0.77
    (1.17)          0.00          5.87    15.06       975,263              0.00                       0.76
    (1.24)          0.00          6.23    17.50       960,825              0.00                       0.76
     0.00           0.00          2.00   (12.28)            9              1.02*                      1.02*
   $(0.01)         $0.00        $ 4.34   (24.71)%  $   21,998              1.03%                      1.26%
     0.00           0.00          5.77   (10.40)      145,470              1.02*                      1.18*
    (1.93)          0.00          6.43   (17.87)      176,879              0.00                       1.02
    (0.27)          0.00         10.23    12.40       404,693              0.00                       1.02
    (2.23)          0.00          9.36     1.11       557,965              0.00                       1.01
    (2.32)          0.00         11.66    19.49       661,411              0.00                       1.02
   $ 0.00          $0.00        $13.27   (18.09)%  $    5,354              1.61%                      2.46%
     0.00           0.00         16.21   (13.09)       10,618              1.50*                      2.26*
    (1.50)          0.00         18.63   (13.88)       17,804              1.50                       1.70
    (1.78)          0.00         23.38   104.63        24,073              1.50                       4.10
    (0.82)          0.00         12.37    19.29         5,479              1.75                       3.86
    (1.42)          0.00         11.09    25.48         4,456              1.75                       3.09
   $ 0.00          $0.00        $20.68   (36.68)%  $  116,387              1.29%                      1.29%
     0.00           0.00         32.64   (35.10)      204,755              1.15*                      1.15*
    (0.43)          0.00         50.33   (14.33)      366,353              1.21                       1.21
    (1.38)          0.00         59.21   182.95       197,897              1.50                       1.50
    (0.57)          0.00         21.40    61.05        18,558              1.75                       2.49
    (2.21)          0.00         13.69    27.08         6,950              1.75                       2.45
   $(0.25)         $0.00        $ 8.34   (22.56)%  $   72,858              1.08%                      1.17%
     0.00           0.00         11.07   (20.09)      182,271              1.00*                      1.04*
    (2.49)          0.00         13.84   (26.76)      225,278              1.00                       1.00
    (1.57)          0.00         22.34    60.66       285,561              1.00                       1.06
    (0.58)          0.00         14.98    13.81       121,975              1.00                       1.06
    (1.30)          0.00         13.70    17.93        98,443              1.00                       1.06
     0.00           0.00          8.33     0.12        12,166              1.42*                      1.42*
   $(0.08)         $0.00        $10.15    (7.88)%  $    6,159              1.58%                      3.30%
     0.00           0.00         11.10    (7.96)        5,740              1.50*                      4.89*
    (0.55)          0.00         12.06   (25.24)        5,194              1.50                       4.93
    (0.47)          0.00         16.87    91.90         5,154              1.50                       9.33
    (0.08)          0.00          9.06    (8.39)        2,734              1.50                       8.29
     0.00           0.00          9.99     0.00         2,996              0.01                       0.00
   $(0.04)         $0.00        $ 7.26   (20.10)%  $        2              2.04%                    432.13%
     0.00           0.00          9.13   (22.89)            3            1.35(c)*                 1,013.01(c)*
    (2.34)          0.00         11.87   (30.61)            4            1.35(c)*                     9.67(c)*
   $(0.07)         $0.00        $ 6.49   (23.24)%  $      882              1.25%                      9.69%
     0.00           0.00          8.54   (15.45)        1,159              1.25*                     16.51*
    (4.04)          0.00         10.10   (10.80)        1,371              1.25                      11.25
    (0.35)          0.00         15.84    62.20         1,584              1.25                      14.59
     0.00           0.00         10.00     0.00         1,000              0.00                       0.00

Ratio of Net Investment Portfolio
   Income (Loss) to     Turnover
  Average Net Assets      Rate
---------------------------------
          0.33%             36%
          0.16*             19
         (0.13)             42
         (0.26)            109
         (0.11)            100
          0.10             120
         (0.05)*            36
         (0.10)%            68%
         (0.31)*            40
         (0.58)             85
         (0.47)             43
          0.00               0
         (0.47)%           142%
         (0.27)*            76
         (0.41)            193
         (0.22)            198
         (0.01)            168
         (0.17)            155
         (0.86)*           142
         (0.58)%           145%
         (0.39)*           109
         (0.57)            207
         (0.71)            116
         (0.61)            132
         (0.68)            118
         (1.04)%           326%
         (1.06)*           134
         (0.84)            202
         (1.13)            162
         (1.03)            184
         (1.14)            153
         (0.85)%           343%
         (0.04)*           386
         (0.26)            451
         (1.02)            119
         (0.99)            266
         (1.15)            189
          0.17%            261%
          0.62*             84
         (0.04)            162
          0.12             140
          0.37              84
          0.41             122
          1.19*            261
          0.42%            136%
          2.13*             54
          0.03             162
         (0.13)            216
          1.23             279
          0.00               0
         (0.77)%           215%
          0.13*             87
         (0.83)*           173
         (0.28)%           323%
         (0.05)*            65
         (0.53)            165
         (0.27)            150
          0.00               0

(c)The operating expenses include certain non-recurring legal expenses of 0.46% and 0.32% of average net assets for the years ended December 31, 1998 and 1999, respectively, for which the insurance carrier has reimbursed the Fund 0.78% ($800,000) of the average net assets for the year ended December 31, 1999.



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44  PIMCO Funds: Multi-Manager Series

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                                                                  Prospectus 45

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48  PIMCO Funds: Multi-Manager Series

               ---------------------------------------------------------------
PIMCO Funds:   INVESTMENT ADVISER AND ADMINISTRATOR
Multi-Manager
Series
               PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

 ------------------------------------------------------------------------------
               SUB-ADVISER

               Dresdner RCM Global Investors LLC, 4 Embarcadero Center, San Francisco, CA 94111

 ------------------------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

 ------------------------------------------------------------------------------
               INDEPENDENT ACCOUNTANTS

               [        ]

 ------------------------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

 ------------------------------------------------------------------------------

Prospectus

PIMCO Funds:
Multi-Manager Series

November 1, 2003

Share Classes Institutional and Administrative

This Prospectus describes two mutual funds offered by PIMCO Funds: Multi-Manager Series.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THE FUNDS DESCRIBED IN THIS PROSPECTUS ARE NOT OFFERED TO THE PUBLIC AT THE PRESENT TIME. THIS PROSPECTUS WILL BE REVISED OR SUPPLEMENTED AT SUCH TIME AS THESE FUNDS ARE OFFERED TO THE PUBLIC.

Table of Contents

              Summary Information ................................................................   3
                Fund Summaries
                       PIMCO NFJ Large-Cap Value Fund ............................................   4
                       PIMCO NFJ International Value Fund ........................................   7
                Summary of Principal Risks .......................................................  10
                Management of the Funds ..........................................................  12
                Investment Options-- Institutional Class and Administrative Class Shares .........  14
                Purchases, Redemptions and Exchanges .............................................  15
                How Fund Shares Are Priced .......................................................  19
                Fund Distributions ...............................................................  20
                Tax Consequences .................................................................  20
                Characteristics and Risks of Securities and Investment Techniques ................  21
                Financial Highlights .............................................................  28

Summary Information

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                                Approximate
                                                                                                Number of
Sub-Adviser     Fund                   Investment Objective     Main Investments                Holdings
---------------------------------------------------------------------------------------------------------------
NFJ Investment  PIMCO NFJ Large-Cap      Long-term growth of    Common stocks of companies with       40
Group           Value (formerly          capital and income     market capitalizations of more
                Cadence Capital                                 than $15 billion that are
                Appreciation Fund)                              undervalued relative to the
                                                                market and their industry groups
                -----------------------------------------------------------------------------------------------
                PIMCO NFJ International  Long-term growth of    Common stocks of                      40-50
                Value (formerly          capital and income     non-U.S. companies with market
                Cadence Mid-Cap Fund)                           capitalizations of more than $1
                                                                billion that are undervalued
                                                                relative to the market and their
                                                                industry groups

Fund Descriptions, Performance and Fees

The following Fund Summaries identify each Fund's investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PIMCO NFJ Large-Cap Value Fund

Principal Investments and Strategies

Investment Objective
Seeks long-term growth of capital and income

Fund Focus
Undervalued larger capitalization common stocks

Approximate Number of Holdings
40

Approximate Capitalization Range
More than $15 billion

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $15 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

         The Fund's initial selection universe consists of the 250 largest names in the S&P 500 (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group.

         The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

         The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..  Market Risk
..  Issuer Risk
..  Value Securities Risk
..  Credit Risk
..  Management Risk

..  Derivatives Risk
..  Leveraging Risk
..  Liquidity Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not yet have a full calendar year of performance. Thus, no bar chart or average annual total returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

    Shareholder Fees (fees paid directly from your investment)            None

    Redemption Fee (as a percentage of exchange price or amount redeemed) 1.00%*

    * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges --Redemption Fees."

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                     Distribution                 Total Annual
                           Advisory  and/or Service Other         Fund Operating
Share Class                Fees      (12b-1) Fees   Expenses(1)   Expenses
--------------------------------------------------------------------------------
Institutional              None      None           [_]%          [_]%
--------------------------------------------------------------------------------
Administrative             None      0.25%          [_]%          [_]%
--------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.30% Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                      Year 1      Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Institutional                    $[_]        $[_]         $[_]         $[_]
--------------------------------------------------------------------------------
Administrative                   $[_]        $[_]         $[_]         $[_]
--------------------------------------------------------------------------------

PIMCO NFJ International Value Fund

Principal Investments and Strategies

Investment Objective
Seeks long-term growth of capital and income

Fund Focus
Undervalued mid- and larger-capitalization common stocks of non-U.S. companies

Approximate Capitalization Range
More than $1 billion

Approximate Number of Holdings
40-50

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

         The Fund's initial selection universe consists of approximately the 1,000 largest publicly traded non-U.S. companies (in terms of market capitalization) in the world. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 to 50 stocks for the Fund, from as many different industry groups as possible under the circumstances. The portfolio managers select stocks based on a quantitative analysis of factors, which may include price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a lower valuation than the Fund's current holding. The Fund may invest up to 50% of its assets in emerging market securities.

         The Fund may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

..  Market Risk
..  Issuer Risk
..  Value Securities Risk
..  Credit Risk
..  Management Risk

..  Derivatives Risk
..  Leveraging Risk
..  Liquidity Risk
..  Emerging Markets Risk
..  Currency Risk
..  Foreign (non-U.S.) Investment Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not yet have a full calendar year of performance. Thus, no bar chart or average annual total returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

    Shareholder Fees (fees paid directly from your investment)             None

    Redemption Fee (as a percentage of exchange price or amount redeemed) 2.00%*

    * The Redemption Fee may apply to any shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges --Redemption Fees."

    Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                   Distribution                   Total Annual
                          Advisory and/or Service  Other          Fund Operating
Share Class               Fees     (12b-1) Fees    Expenses(1)    Expenses
--------------------------------------------------------------------------------
Institutional             None     None            [  ]%          [  ]%
--------------------------------------------------------------------------------
Administrative            None     0.25%           [  ]%          [  ]%
--------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.40% Administrative Fee paid by the class.

Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                         Year 1      Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Institutional                       $[  ]       $[  ]       $[  ]        $[  ]
--------------------------------------------------------------------------------
Administrative                      $[  ]       $[  ]       $[  ]        $[  ]
--------------------------------------------------------------------------------

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value Securities Risk

The Funds place particular emphasis on investing in securities of companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Liquidity Risk

Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Credit Risk

Each Fund is subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. The Funds' portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Derivatives Risk

Each Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques - Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Leveraging Risk

Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give risk to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Foreign (non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. However, if foreign securities present attractive investment opportunities, the NFJ International Value Fund may increase its percentage of assets in foreign securities, subject to applicable limits. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that the NFJ International Value Fund invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia, or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The NFJ International Value Fund may invest a significant portion of its assets in emerging market securities. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under "Foreign (non-U.S.) Investment Risk") are generally more pronounced with respect to investments in emerging market countries.

Currency Risk

Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The NFJ International Value Fund is particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Management of the Funds

Investment Adviser and Administrator

The Funds do not have an investment adviser. Instead, several portfolio managers employed by NFJ Investment Group ("NFJ"), a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), will manage the Funds' portfolios in their capacities as officers of the Funds. See "Portfolio Managers" below. PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management") serves as the Funds administrator (the "Administrator"). Subject to the supervision of the Board of Trustees, PIMCO Advisors Fund Management is responsible for managing, either directly or through others selected by it, the Funds' business affairs and other administrative matters (other than investment management).

PIMCO Advisors Fund Management is located at 1345 Avenue of the Americas, 50th Floor, New York, New York 10105. Organized in 2000, PIMCO Advisors Fund Management provides investment management, advisory and administrative services to private accounts of institutional and individual clients and to mutual funds.

It is anticipated that prior to the Funds' shares being offered to the public, the Trustees of the Trust will retain PIMCO Advisors Fund Management to serve as the Funds' investment adviser, and PIMCO Advisors Fund Management will in turn retain NFJ to serve as the Funds' sub-adviser. It is expected that PIMCO Advisors Fund Management would charge an advisory fee in connection with its services as an investment adviser. The Prospectus and SAI will be supplemented if these events occur.

Advisory Fees

The Funds currently pay no investment advisory or sub-advisory fees.

Administrative Fees

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

         Institutional and Administrative Class shareholders of the Large-Cap Value and International Value Funds pay PIMCO Advisors Fund Management monthly administrative fees at the annual rate of 0.30% and 0.40%, respectively (stated as a percentage of the average daily net assets attributable in the aggregate to the respective Fund's Institutional and Administrative Class shares).

Portfolio Managers

         The Funds' portfolio managers, acting in their capacity as officers of the Trust, have full investment discretion and make all determinations with respect to the investment of a Fund's assets.

         The following provides additional information about the individual officers of the Trust who have or share primary responsibility for managing the Funds' investments in their capacity as officers of the Trust.

  Fund                        Portfolio Managers            Since    Recent Professional Experience
NFJ Large-Cap Value           Chris Najork                  2002     Managing Director and founding partner of NFJ.
                                                                     He has over 30 years' experience encompassing
                                                                     equity research and portfolio management.

                              Benno J. Fischer              2002     Managing Director and founding partner of NFJ.
                                                                     He has over 30 years' experience in portfolio
                                                                     management, investment analysis and research.

                              Jeffrey Partenheimer          2002     Principal at NFJ. He is a Portfolio Manager
                                                                     with over 16 years' experience in financial
                                                                     analysis, portfolio management and large
                                                                     corporate finance. Prior to joining NFJ in
                                                                     1999, he spent 10 years in commercial banking
                                                                     (8 of those years managing investment
                                                                     portfolios) and 4 years as a treasury
                                                                     director for DSC Communications in Plano,
                                                                     Texas.

NFJ International Value       Messrs. Najork and Fischer             See above.

                              E. Clifton Hoover, Jr.        2002     Principal at NFJ. He is a Portfolio Manager
                                                                     with 14 years' experience in financial
                                                                     analysis and portfolio management. Prior to
                                                                     joining NFJ in 1997, he was associated with
                                                                     Credit Lyonnais from 1991 to 1997, where he
                                                                     served as a vice president and was
                                                                     responsible for the financial analysis and
                                                                     portfolio management of a diversified
                                                                     portfolio.

Distributor

The Trust's Distributor is PIMCO Advisors Distributors LLC, an affiliate of PIMCO Advisors Fund Management. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Adviser/Sub-Adviser Relationship

Shareholders of each Fund have approved a proposal permitting PIMCO Advisors Fund Management to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order prohibits PIMCO Advisors Fund Management from entering into sub-advisory agreements with affiliates of PIMCO Advisors Fund Management shareholder approval, unless those affiliates are substantially wholly-owned by PIMCO Advisors Fund Management. PIMCO Advisors Fund Management has the ultimate responsibility to oversee the Sub-Adviser and to recommend its hiring, termination and replacement.

Investment Options ___
Institutional Class and Administrative Class Shares

The Trust describes investors Institutional Class and Administrative Class shares of the Funds in this Prospectus. HOWEVER, THE FUNDS DESCRIBED IN THIS PROSPECTUS ARE NOT OFFERED TO THE PUBLIC AT THE PRESENT TIME. THIS PROSPECTUS WILL BE REVISED OR SUPPLEMENTED AT SUCH TIME AS THE FUNDS ARE OFFERED TO THE PUBLIC.

         The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

         Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

         . Service and Distribution (12b-1) Fees--Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

         Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

         In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

         . Arrangements with Service Agents. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

         Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

         Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

         Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

         . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors Fund Management, the minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of PIMCO Advisors Fund Management and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset-based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

         The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

         . Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

         . Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

         Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4/th/ Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

         An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors Fund Management or one of its affiliates or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

         . Additional Investments. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

         . Other Purchase Information. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

         The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

         An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO Advisors Fund Management each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

         Institutional Class and Administrative Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

         Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Funds' portfolio managers intend to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

         . Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

         . Redemption Fees. Investors in Institutional Class and Administrative Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

         Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Funds' portfolio managers or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges or shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

         The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Funds portfolio managers' estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transactions costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

         . Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

         . Redemptions by Mail. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

         . Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone, wire or e-mail, but must be confirmed in writing by an authorized party prior to processing.

         In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

         Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

         Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

         . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

         Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

         For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

         Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

         The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

         Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund described in this prospectus for shares of the same class of any series of the Trust or PIMCO Funds: Pacific Investment Management Company offering that class of shares based on the respective NAVs of the shares involved, subject to any restrictions or limitations in the applicable Fund's prospectus. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

         An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

         The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors Fund Management, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors Fund Management to be detrimental to the Trust or a particular Fund. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund's prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

         For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap Securities may also be calculated using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sale price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

         Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

         Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

         In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

         Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

         Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

         The PIMCO Large-Cap Value and PIMCO International Value Funds each intend to declare and distribute income dividends to shareholders of record at least quarterly. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

         A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

         For further information on distribution options, please contact the Trust at 1-800-927-4648.

Tax Consequences

         . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

         Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

         Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

         . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

         . A Note on Foreign Investments. A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

         . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

         This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of
Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income Securities and Defensive Strategies

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

         Under normal circumstances, the Funds intend to be fully invested in common stocks (aside from cash management practices), except that each of the Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. Additionally, the Funds may utilize options and other derivatives instruments (such as stock index futures contracts) primarily for risk management or hedging purposes. In response to unfavorable market and other conditions, the Funds may make temporary investments of some or all of its assets in investment-grade debt securities. These temporary defensive strategies would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect a Fund's ability to achieve its investment objective.

Foreign (non-U.S.) Securities

The NFJ International Value Fund may invest in foreign securities, including American Depository Receipts (ADRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States.

         Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging Market Securities

The NFJ International Value Fund may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

         Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

         Special Risks of Investing in Russian and Other Eastern European Securities. The NFJ International Value Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The NFJ International Value Fund is particularly sensitive to this risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives

Each Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Funds may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by its portfolio manager in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

         Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivates, are complex and often value subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund has not used such instruments.

Credit Ratings and Unrated Securities

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Funds portfolio managers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

         A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Funds' portfolio managers in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid Securities

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the

Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other Investment Companies

Each of the Funds may invest up to 5% of its assets in securities of other investment companies, such as closed-end management investment companies, or in other pooled investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in Investment Objectives and Policies

The investment objective of each Fund may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds

In addition to the risks described under "Summary of Principal Risks" above and in this section, the Funds are recently formed and therefore have limited or no performance histories for investors to evaluate. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

Because the Funds only recently commenced operations, financial highlights are not available.

PIMCO Funds: Multi-Manager Series

ADMINISTRATOR

PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas, 50th Floor, New York, NY 10105

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS

[       ]

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, MA 02110

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual report to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by emailing your request to publicinfo@sec.gov. Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161

PIMCO Funds Prospectus

PIMCO Funds:
Multi-Manager
Series


November 1, 2003


Share Classes
Institutional and A

This Prospectus describes 7 mutual funds offered by PIMCO Funds: Multi-Manager Series.

The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Information......................................................   3
Fund Summaries
   PIMCO Large-Cap Value Fund............................................   3
   PIMCO International Value Fund........................................   5
   PIMCO Balanced Value Fund.............................................   7
   PIMCO Core Equity Fund................................................   9
   PIMCO Small-Cap Value Fund............................................  11
   PIMCO Disciplined Value Fund..........................................  13
   PIMCO Mid-Cap Value Fund..............................................  15
Summary of Principal Risks...............................................  17
Management of the Funds..................................................  20
Investment Options -- Institutional Class Shares.........................  22
Investment Options -- Class A Shares.....................................  27
How Fund Shares Are Priced...............................................  34
Fund Distributions.......................................................  35
Tax Consequences.........................................................  35
Characteristics and Risks of Securities and Investment Techniques........  37
Financial Highlights.....................................................  46

Fund           The Funds provide a broad range of investment choices. The
Descriptions,  following Fund Summaries identify each Fund's investment
Performance    objective, principal investments and strategies, principal
and Fees       risks, performance information and fees and expenses. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

Note for All   It is possible to lose money on investments in the Funds. An
Funds          investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
               Corporation or any other government agency.

                               SUMMARY INFORMATION

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the Fund Summaries beginning on page 4.

----------------------------------------------------------------------------------------------------------
Fund                        Investment Objective      Main Investments          Approximate Number of
                                                                                Holdings
----------------------------------------------------------------------------------------------------------
PIMCO Large-Cap Value       Long-term capital         Common stocks of U.S.     45-55
                            appreciation              companies with market
                                                      capitalizations of
                                                      greater than $5 billion
                                                      and that the portfolio
                                                      manager believes are
                                                      undervalued in the
                                                      marketplace
----------------------------------------------------------------------------------------------------------
PIMCO International Value   Long-term capital         Common stocks of          45-55
                            appreciation              non-U.S. companies with
                                                      market capitalizations
                                                      of greater than $5
                                                      billion and  that the
                                                      portfolio manager
                                                      believes are undervalued
                                                      in the marketplace
----------------------------------------------------------------------------------------------------------
PIMCO Balanced Value        Long-term capital         Common stocks of U.S.     45-55
                            appreciation and current  issuers that the
                            income                    portfolio manager
                                                      believes are undervalued
                                                      in the marketplace, as
                                                      well as fixed-income
                                                      securities
----------------------------------------------------------------------------------------------------------
PIMCO Core Equity           Long-term capital         Common stocks of U.S.     45-55
                            appreciation              companies with market
                                                      capitalizations of
                                                      greater than $5 billion
                                                      and  that the portfolio
                                                      manager believes are
                                                      undervalued in the
                                                      marketplace
----------------------------------------------------------------------------------------------------------
PIMCO Small-Cap Value       Long-term capital         Common stocks of U.S.     50-75
                            appreciation              companies with market
                                                      capitalizations of less
                                                      than $2 billion and that
                                                      the portfolio manager
                                                      believes are undervalued
                                                      in the marketplace
----------------------------------------------------------------------------------------------------------
PIMCO Disciplined Value     Long-term capital         Common stocks of U.S.     45-55
                            appreciation              companies with market
                                                      capitalizations of
                                                      greater than $5 billion
                                                      and that the portfolio
                                                      manager believes are
                                                      undervalued in the
                                                      marketplace
----------------------------------------------------------------------------------------------------------
PIMCO Mid-Cap Value         Long-term capital         Common stocks of U.S.     30-50
                            appreciation              companies with market
                                                      capitalizations of
                                                      between $500 million and
                                                      $10 billion and that the
                                                      portfolio manager
                                                      believes are undervalued
                                                      in the marketplace
----------------------------------------------------------------------------------------------------------




     PIMCO Large-Cap Value Fund
     --------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. companies   More than $5 billion
                       appreciation             with larger market
                                                capitalizations that the
                                                portfolio manager believes are
                                                undervalued in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency

                                                45-55                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of large capitalization U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in "large capitalization" companies, which it defines as companies with market capitalizations of greater than $5 billion at the time of investment.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest without limit in American Depository Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk            . Management Risk
.. Issuer Risk              . Focused Investment Risk  . Leveraging Risk
.. Value Securities Risk    . Credit Risk              . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk


Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class or Class A shares of
                    the Fund.

                    Shareholder Fees (fees paid directly from your investment)

                    -----------------------------------------------------------------------------------
                    Share Class                    Maximum Sales Charge       Maximum Contingent
                                                   (Load) Imposed on          Deferred Sales Charge
                                                   Purchases (as a            (Load) (as a percentage
                                                   percentage of offering     of original purchase
                                                   price)                     price)
                    -----------------------------------------------------------------------------------
                    Institutional Class            None                       None
                    -----------------------------------------------------------------------------------
                    Class A                        None                       None
                    -----------------------------------------------------------------------------------



                    Redemption Fee (as a percentage of exchange price or amount redeemed)

                    -----------------------------------------------------------
                    Share Class                     Redemption Fee
                    -----------------------------------------------------------
                    Institutional Class             1.00%/(1)/
                    -----------------------------------------------------------
                    Class A                         None
                    -----------------------------------------------------------
                    (1) The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    -------------------------------------------------------------------------------------------
                                                        Distribution
                                            Advisory    and/or Service     Other            Total Annual Fund
                    Share Class             Fee         (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    -------------------------------------------------------------------------------------------
                    Institutional Class     None        None               [_]%             [_]%
                    -------------------------------------------------------------------------------------------
                    Class A                 None        None               [_]%             [_]%
                    -------------------------------------------------------------------------------------------

                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

                    (2) Other Expenses reflects [_]% in organizational expense,
                        [_]% in trustees' expense, and a [_]% and [_]% Administrative Fee paid by Institutional Class and Class A shares, respectively, during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.



                    -----------------------------------------------
                    Share Class       Year 1              Year 3
                    -----------------------------------------------
                    Institutional
                    Class             $[_]                $[_]
                    -----------------------------------------------
                    Class A           $[_]                $[_]
                    -----------------------------------------------

     PIMCO International Value Fund
     ------------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of non-U.S.         More than $5 billion
                       appreciation             companies with larger market
                                                capitalizations and that the
                                                portfolio manager believes are
                                                undervalued in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency

                                                45-55                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of non-U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund typically invests in companies with market capitalizations of greater than $5 billion at the time of investment, although it may invest in companies in any capitalization range.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk            . Management Risk
.. Issuer Risk              . Focused Investment Risk  . Leveraging Risk
.. Value Securities Risk    . Credit Risk              . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk                  . Liquidity Risk


Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class or Class A shares of
                    the Fund.

                    Shareholder Fees (fees paid directly from your investment)

                    -----------------------------------------------------------------------------------
                    Share Class                    Maximum Sales Charge       Maximum Contingent
                                                   (Load) Imposed on          Deferred Sales Charge
                                                   Purchases (as a            (Load) (as a percentage
                                                   percentage of offering     of original purchase
                                                   price)                     price)
                    -----------------------------------------------------------------------------------
                    Institutional Class            None                       None
                    -----------------------------------------------------------------------------------
                    Class A                        None                       None
                    -----------------------------------------------------------------------------------




                    Redemption Fee (as a percentage of exchange price or amount redeemed)

                    -----------------------------------------------------------
                    Share Class                     Redemption Fee
                    -----------------------------------------------------------
                    Institutional Class             2.00%/(1)/
                    -----------------------------------------------------------
                    Class A                         None
                    -----------------------------------------------------------
                    (1) The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    -----------------------------------------------------------------------------------------
                                                       Distribution
                                          Advisory     and/or Service     Other            Total Annual Fund
                    Share Class           Fee          (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    -----------------------------------------------------------------------------------------
                    Institutional Class   None         None               [  ]%            [  ]%
                    -----------------------------------------------------------------------------------------
                    Class A               None         None               [  ]%            [  ]%
                    -----------------------------------------------------------------------------------------

                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

                    (2) Other Expenses reflects [ ]% in organizational expense,
                        [ ]% in trustees' expense, and a [ ]% and [ ]% Administrative Fee paid by Institutional Class and Class A shares, respectively, during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.



                    ------------------------------------------------
                    Share Class       Year 1              Year 3
                    ------------------------------------------------
                    Institutional
                    Class             $[  ]               $[  ]
                    ------------------------------------------------
                    Class A           $[  ]               $[  ]
                    ------------------------------------------------

     PIMCO Balanced Value Fund
     -------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. issuers     More than $5 billion
                       appreciation and         that the portfolio manager
                       current income           believes are undervalued in the
                                                marketplace, as well as fixed-
                                                income securities

                                                Approximate Number of Holdings    Dividend Frequency

                                                45-55                             At least annually

     The Fund primarily seeks capital appreciation but also seeks investment income. To seek capital appreciation, the Fund invests in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace, as well as in fixed-income securities.

     Under normal market conditions, the Fund invests at least 25% of its assets in equity securities, including common stocks and preferred stocks, and expects to have between 50% and 70% of its total assets invested in equities. The Fund typically invests in companies with market capitalizations of greater than $5 billion at the time of investment, although it may invest in companies in any capitalization range.

     In addition, under normal market conditions the Fund invests at least 25% of its total assets in fixed-income securities. These investments include corporate and government bonds, debentures, notes, convertible securities and participation interests in loans. Debt securities are selected primarily for their income possibilities. The Fund has no limit on the range of maturities of the debt securities it can buy. The Fund's investments in debt securities, including convertible securities, can be above or below investment grade in quality.

     For investment in equity securities, the portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may invest without limit in American Depositary Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk             . Management Risk
.. Issuer Risk              . Focused Investment Risk   . Leveraging Risk
.. Value Securities Risk    . Credit Risk               . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk                   . Fixed Income Risk


Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class or Class A shares of
                    the Fund.

                    Shareholder Fees (fees paid directly from your investment)

                    -----------------------------------------------------------------------------------
                    Share Class                    Maximum Sales Charge       Maximum Contingent
                                                   (Load) Imposed on          Deferred Sales Charge
                                                   Purchases (as a            (Load) (as a percentage
                                                   percentage of offering     of original purchase
                                                   price)                     price)
                    -----------------------------------------------------------------------------------
                    Institutional Class            None                       None
                    -----------------------------------------------------------------------------------
                    Class A                        None                       None
                    -----------------------------------------------------------------------------------

                    Redemption Fee (as a percentage of exchange price or amount redeemed)

                    -----------------------------------------------------------
                    Share Class                     Redemption Fee
                    -----------------------------------------------------------
                    Institutional Class             1.00%/(1)/
                    -----------------------------------------------------------
                    Class A                         None
                    -----------------------------------------------------------
                    (1) The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/


                    --------------------------------------------------------------------------------------------
                                                          Distribution
                                             Advisory     and/or Service     Other            Total Annual Fund
                    Share Class              Fee          (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    --------------------------------------------------------------------------------------------
                    Institutional Class      None         None               [  ]%            [  ]%
                    --------------------------------------------------------------------------------------------
                    Class A                  None         None               [  ]%            [  ]%
                    --------------------------------------------------------------------------------------------


                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

                    (2) Other Expenses reflects [ ]% in organizational expense,
                        [ ]% in trustees' expense, and a [ ]% and [ ]% Administrative Fee paid by Institutional Class and Class A shares, respectively, during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.



                    -----------------------------------------------
                    Share Class       Year 1              Year 3
                    -----------------------------------------------
                    Institutional
                    Class             $[_]                $[_]
                    -----------------------------------------------
                    Class A           $[_]                $[_]
                    -----------------------------------------------

     PIMCO Core Equity Fund
     ----------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. companies   More than $5 billion
                       appreciation             with larger market
                                                capitalizations that the
                                                portfolio manager believes are
                                                undervalued in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency

                                                45-55                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities. The Fund typically invests in companies with market capitalizations of greater than $5 billion at the time of investment, although it may invest in companies in any capitalization range. The Fund aims to maintain sector weightings close to those of the S&P 500 Index and seeks to add value over this index entirely through security selection.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may invest without limit in American Depositary Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk                . Currency Risk           . Management Risk
.. Issuer Risk                . Focused Investment Risk . Leveraging Risk
.. Value Securities Risk      . Credit Risk             . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk


Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class shares of the Fund. The
                    Fund does not offer Class A shares.

                    Shareholder Fees (fees paid directly from your investment) None

                    Redemption Fee (as a percentage of exchange price or amount
                    redeemed)   1.00%*

                    * The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    --------------------------------------------------------------------------------------------
                                                          Distribution
                                              Advisory    and/or Service     Other            Total Annual Fund
                    Share Class               Fee         (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    --------------------------------------------------------------------------------------------
                    Institutional Class       None        None               [_]%             [_]%
                    --------------------------------------------------------------------------------------------


                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
                    (2) Other Expenses reflects [_]% in organizational expense,
                        [_]% in trustees' expense, and a [_]% Administrative Fee paid by the Class during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                    ------------------------------------------------
                    Share Class       Year 1              Year 3
                    ------------------------------------------------
                    Institutional
                    Class             $[_]                $[_]
                    ------------------------------------------------

     PIMCO Small-Cap Value Fund
     --------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. companies   Less than $2 billion
                       appreciation             with smaller market
                                                capitalizations that the
                                                portfolio manager believes are
                                                undervalued in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency

                                                50-75                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of small capitalization U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in "small capitalization" companies, which it defines as companies with market capitalizations of less than $2 billion at the time of investment.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may invest without limit in American Depositary Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk            . Management Risk
.. Issuer Risk              . Focused Investment Risk  . Leveraging Risk
.. Value Securities Risk    . Credit Risk              . Derivatives Risk
.. Smaller Company Risk     . Liquidity Risk           . Foreign (non-U.S.)
                                                        Investment Risk

Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class shares of the Fund. The
                    Fund does not offer Class A shares.

                    Shareholder Fees (fees paid directly from your investment) None

                    Redemption Fee (as a percentage of exchange price or amount
                    redeemed)   1.00%*

                    * The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    ---------------------------------------------------------------------------------------------
                                                           Distribution
                                              Advisory     and/or Service     Other            Total Annual Fund
                    Share Class               Fee          (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    ---------------------------------------------------------------------------------------------
                    Institutional Class       None         None                [_]%             [_]%
                    ---------------------------------------------------------------------------------------------

                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
                    (2) Other Expenses reflects [_]% in organizational expense,
                        [_]% in trustees' expense, and a [_]% Administrative Fee paid by the Class during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                    ------------------------------------------------
                    Share Class       Year 1              Year 3
                    ------------------------------------------------
                    Institutional
                    Class              $[_]                $[_]
                    ------------------------------------------------

     PIMCO Disciplined Value Fund
     ----------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. companies   More than $5 billion
                       appreciation             with larger market
                                                capitalizations that the
                                                portfolio manager believes are
                                                undervalued in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency

                                                45-55                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. The Fund typically invests in companies with market capitalizations of greater than $5 billion at the time of investment, although it may invest in companies in any capitalization range. The Fund aims to maintain sector weightings close to those of the Russell 1000 Value Index, an index of well-capitalized stocks with lower-than-average valuations, and seeks to add value over this index through security selection.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may invest without limit in American Depositary Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk            . Management Risk
.. Issuer Risk              . Focused Investment Risk  . Leveraging Risk
.. Value Securities Risk    . Credit Risk              . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk

Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class shares of the Fund. The
                    Fund does not offer Class A shares.

                    Shareholder Fees (fees paid directly from your investment) None

                    Redemption Fee (as a percentage of exchange price or amount
                    redeemed)   1.00%*

                    * The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    -------------------------------------------------------------------------------------------
                                                       Distribution
                                            Advisory   and/or Service     Other            Total Annual Fund
                    Share Class             Fee        (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    -------------------------------------------------------------------------------------------
                    Institutional Class     None       None               [_]%             [_]%
                    -------------------------------------------------------------------------------------------


                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

                    (2) Other Expenses reflects [_]% in organizational expense,
                        [_]% in trustees' expense, and a [_]% Administrative Fee paid by the Class during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                    ---------------------------------------------
                    Share Class       Year 1              Year 3
                    ---------------------------------------------
                    Institutional
                    Class             $[_]                $[_]
                    ---------------------------------------------

     PIMCO Mid-Cap Value Fund
     ------------------------

Principal Investments
and Strategies         Investment Objective     Fund Focus                        Approximate Capitalization Range
                       Seeks long-term capital  Common stocks of U.S. companies   From $500 million to
                       appreciation             with market capitalizations       $10 billion
                                                between $500 million and $10
                                                billion that the portfolio
                                                manager believes are undervalued
                                                in the marketplace.

                                                Approximate Number of Holdings    Dividend Frequency
                                                30-50                             At least annually

     The Fund seeks capital appreciation by investing mainly in common stocks of medium capitalization U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets in "mid-cap" companies, which it defines as companies with market capitalizations of between $500 million and $10 billion at the time of investment.

     The portfolio manager selects stocks for the Fund using a "value" style. The portfolio manager conducts rigorous, bottom-up fundamental analysis of the companies in its research universe to develop a list of recommended stocks. The criteria the portfolio manager seeks in identifying investment opportunities may include strong management with a significant ownership stake, sustainable competitive advantage, robust growth prospects, sound financial position, and high current or prospective profitability.

     The portfolio manager determines the intrinsic value of each company on the recommended list using various methods, which may include discounted-cash-flow modeling, sum-of-the-parts net-asset-value calculations, analysis of normalized earnings and cash flow, and related valuation multiples, with an emphasis on distinguishing cash flow and economic earnings from accounting earnings. A stock is considered for purchase when a significant discount exists between its price and the portfolio manager's estimate of the company's underlying intrinsic value.

     The Fund may invest without limit in American Depositary Receipts (ADRs). The Fund may use derivative instruments, primarily for risk management and hedging purposes.

Principal Risks

         Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

.. Market Risk              . Currency Risk            . Management Risk
.. Issuer Risk              . Focused Investment Risk  . Leveraging Risk
.. Value Securities Risk    . Credit Risk              . Derivatives Risk
.. Foreign (non-U.S.) Investment Risk

Performance         The Fund recently commenced operations and does not yet have
Information         a full calendar year of performance. Thus, no bar chart or
                    Average Annual Total Returns table is included for the Fund.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Institutional Class shares of the Fund. The
                    Fund does not offer Class A shares.

                    Shareholder Fees (fees paid directly from your investment) None

                    Redemption Fee (as a percentage of exchange price or amount
                    redeemed)   1.00%*

                    * The Redemption Fee may apply to shares that are redeemed or exchanged within 30 days of acquisition (including acquisitions through exchanges). The Redemption Fee will be equal to 1.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees are paid to and retained by the Fund and are not sales charges (loads). See "Purchases, Redemptions and Exchanges--Redemption Fees."

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)/(1)/

                    ---------------------------------------------------------------------------------------------
                                                         Distribution
                                            Advisory     and/or Service     Other            Total Annual Fund
                    Share Class             Fee          (12b-1) Fees       Expenses/(2)/    Operating Expenses
                    ---------------------------------------------------------------------------------------------
                    Institutional Class     None         None               [_]%             [_]%
                    ---------------------------------------------------------------------------------------------


                    (1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

                    (2) Other Expenses reflects [_]% in organizational expense,
                        [_]% in trustees' expense, and a [_]% Administrative Fee paid by the Class during the most recent fiscal year.

                    Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                    -----------------------------------------------
                    Share Class       Year 1              Year 3
                    -----------------------------------------------
                    Institutional
                    Class             $[_]                $[_]
                    -----------------------------------------------

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money on each of the Funds.

Market Risk
     The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
     The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value Securities Risk
     Each Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.


Smaller Company Risk
     The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The PIMCO Small Cap Value Fund generally has substantial exposure to this risk.

Liquidity Risk
     All of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk
     All of the Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information, which is incorporated by reference. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign (non-U.S.) Investment Risk
     A Fund that invests in foreign securities, and particularly the PIMCO International Value Fund, may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund invests a significant portion of its assets in a narrowly defined geographic area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse conditions in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Currency Risk
     Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The PIMCO International Value Fund is particularly sensitive to currency risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused Investment Risk
     Focusing Fund investments in a small number of issuers, industries or foreign currencies or regions increases risk. The PIMCO International Value Fund may be subject to increased risk to the extent that it focuses its' investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S., because companies in those areas may share common characteristics and are often subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments. Also, the Funds may from time to time have greater risk to the extent they invest a substantial portion of their assets in companies in related industries such as "technology" or "financial and business services," which may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to economic, market, political or other developments.

Leveraging Risk
     Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Fixed Income Risk
     To the extent that Funds purchase fixed income securities such as bonds or notes for investment or defensive purposes, they will be subject to fixed income risk. The PIMCO Balanced Value Fund is particularly sensitive to this risk because it may invest a significant portion of its assets in interest rate sensitive securities such as corporate bonds.

   Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities in a Fund's portfolio is likely to decrease. Securities with longer "durations" (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

Credit Risk
   All of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management Risk
     Each Fund is subject to management risk because it is an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Additional Risks of Investing in the Funds
------------------------------------------

     In addition to the risks described under "Summary of Principal Risks" above, the Funds are recently formed and therefore have no history upon which investors can evaluate their likely performance. Accordingly, there can be no assurance that the Funds will achieve their investment objectives. Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' small size, may have a disproportionate impact on the Funds' performance results. The Funds would not necessarily achieve the same performance results if their aggregate net assets were greater.

MANAGEMENT OF THE FUNDS

Management of the Funds' Investment Portfolios
----------------------------------------------

     The Funds' portfolio manager, Mr. Hui Ling, acting in his capacity as an officer of the Trust, has full investment discretion and makes all determinations with respect to the investment of each of the Fund's assets.

     Mr. Hui "Fox" Ling has managed each of the Funds since March, 2003. Mr. Ling is a Vice President at Allianz Dresdner Asset Management U.S. Equities LLC. Mr. Ling is a quantitative analyst and portfolio manager for equity portfolios. From 1993 to June 2001, he worked for Oppenheimer Capital, focusing on analysis of risks and efficiency of equity portfolios. Prior to joining Oppenheimer Capital, he was a research scientist at the Chinese Academy of Sciences. Mr. Ling earned an MS from the Graduate School of Chinese Academy of Sciences, and a PhD from the University of North Carolina at Chapel Hill. He is a Chartered Financial Analyst and a member of AIMR.

     It is anticipated that, prior to offering its shares to the public, a Fund would, subject to the approval of the Board of Trustees of the Trust and the shareholders of the Fund, enter into an Investment Advisory Agreement with PIMCO Advisors Fund Management LLC ("PAFM") pursuant to which PAFM would assume responsibility for managing the Fund's investment portfolio. In such an event, it is currently anticipated that PAFM would charge an advisory fee.
PAFM would likely then retain a sub-adviser to manage the Fund's investment portfolio, subject to the approval of the Trustees of the Trust and the shareholders of the Fund, although PAFM would not be required to do so. The identity of such sub-adviser, if any, has not yet been determined.

Administrative  PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund
Fees Management") serves as the Funds' administrator. PIMCO Advisors Fund Management is located at 1345 Avenue of the Americas, New York, New York 10105. Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Class A shareholders of each Fund pay an administrative fee to PIMCO Advisors Fund Management, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors Fund Management, in turn, provides or procures administrative services for Institutional and Class A shareholders and also bears the costs of most third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Class A shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and fees and expenses of the Trust's disinterested Trustees.

                Institutional Class shareholders of the Funds pay PIMCO Advisors Fund Management monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional Class shares):

     Fund                                                    Administrative Fees
     ---------------------------------------------------------------------------
     PIMCO International Value Fund                                  0.50%
     All Other Funds                                                 0.30%

                Class A shareholders of the Funds that offer Class A shares pay PIMCO Advisors Fund Management monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class A shares):

     Fund                                                    Administrative Fees
     ---------------------------------------------------------------------------
     PIMCO International Value Fund                                  0.70%
     PIMCO Large-Cap Value and PIMCO Balanced Value Funds            0.50%

Distributor     The Trust's Distributor is PIMCO Advisors Distributors LLC, an
                affiliate of PIMCO Advisors Fund Management. The
                Distributor, located at 2187 Atlantic Street, Stamford,
                Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                Investment Options --
                Institutional Class Shares

                The Trust offers investors Institutional Class shares of the Funds in this Prospectus. This section provides information about Institutional Class shares only. For information about Class A shares, please see "Investment Options--Class A Shares."

                The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class shares, except that a Redemption Fee of up to 2.00% may apply to shares that are redeemed or exchanged within 30 days of acquisition. See "Purchases, Redemptions and Exchanges--Redemption Fees" below.

                Institutional Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

                Purchases, Redemptions and Exchanges

                Investors may purchase Institutional Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

                Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

                Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase Institutional Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

                .Investment Minimums. The minimum initial investment for Institutional Class shares is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. At the discretion of PIMCO Advisors Fund Management, the minimum initial investment may be waived for Institutional Class shares offered to clients of PIMCO Advisors Fund Management, the Fund's sub-administrator, Pacific Investment Management Company, or to clients of the Portfolio managers to the Trusts' Funds, and their affiliates, and to the benefit plans of PIMCO Advisors Fund Management and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

                The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

                .Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust's transfer agent for Institutional Class shares, National Financial Data Services (the "Transfer Agent"), prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after that time will be effected at the NAV determined on the next day the Trust is open for business. However, orders received by certain retirement plans and other financial intermediaries that have agreements with the Distributor on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

                .Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

                An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors Fund Management or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company LLC, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

                .Additional Investments. An investor may purchase additional Institutional Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

                .Other Purchase Information. Purchases of a Fund's Institutional Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

                The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

                An investor should invest in the Funds for long-term investment purposes only. The Trust and the Adviser each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

                Institutional Class shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

                Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the portfolio manager intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

                .Retirement Plans. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

                .Redemption Fees. Investors in Institutional Class shares of the Funds will be subject to a "Redemption Fee" on redemptions and exchanges of up to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange). In determining whether a redemption fee is payable, the first-in first-out, or "FIFO," method will be used to determine which shares are being redeemed. The Redemption Fees may be waived for certain categories of investors, as described below.

                Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Fund's portfolio manager or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

                The purpose of the Redemption Fees is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the portfolio manager's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's redemption or exchange. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks) and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

                Waiver of Redemption Fees. Redemptions and exchanges by shareholders that are investing through qualified retirement plans such as 401(k) plans will not be subject to the Redemption Fee. In addition, redemptions and exchanges by shareholders that are investing through financial institutions (for example, through broker-dealer omnibus accounts) that have not agreed to assess the Redemption Fees against such shareholders will not be subject to Redemption Fees. The Trust may eliminate or modify these waivers at any time.

Redeeming       .Redemptions by Mail.  An investor may redeem (sell)
Shares          Institutional Class shares by submitting a written request to
                PIMCO Funds at 840 Newport Center Drive, Newport Beach,
                California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

                .Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, by sending an e-mail to shareholder.services@pimco.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

                In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine.

                All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

                Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

                .Other Redemption Information. Subject to any applicable Redemption Fees, redemption requests for Institutional Class Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

                Unless eligible for a waiver, shareholders of the Funds who redeem their shares within 30 days of acquisition will pay a Redemption Fee of up to 2.00% of the NAV of the shares redeemed. See "Redemption Fees" above.

                Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

                For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

                Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

                The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Exchange        Except as provided below or in the applicable Funds' or series
Privilege       prospectus(es), an investor may exchange Institutional Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific
                Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific
                Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series' prospectus(es).
                Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds:
                Pacific Investment Management Series at the same address and telephone number as the Trust.

                Unless eligible for a waiver, shareholders who exchange shares of the Funds within 30 days of their acquisition will be subject to a Redemption Fee of up to 2.00% of the NAV of the shares exchanged. See "Redemption Fees" above.

                An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

                The Trust reserves the right to refuse exchange purchases if, in the judgment of a portfolio manager, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by a portfolio manager to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

                Investment Options -- Class A Shares

                The Trust offers investors Class A shares of the PIMCO International Value, PIMCO Large-Cap Value and PIMCO Balanced Value Funds. This section provides information about Class A shares only. For information about Institutional Class shares, see "Investment Options--Institutional Class Shares."

                The following summarizes key information about the class, including the various expenses associated with the class. More extensive information is included in the PIMCO Funds

                Shareholders' Guide for Class A, B, C and R Shares (the "Guide"), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See "How to Buy and Sell Shares--PIMCO Funds Shareholders' Guide" below.

                . You pay an initial sales charge of up to 5.50% when you buy
                  Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

                . You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

                . You normally pay no contingent deferred sales charge ("CDSC")
                  when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

                The following provides additional information about the sales charges and other expenses associated with Class A shares.

--------------------------------------------------------------------------------
Initial Sales   Unless you are eligible for a waiver, the public offering price
Charges --      you pay when you buy Class A shares of the Funds is the net
Class A Shares  asset value ("NAV") of the shares plus an initial sales charge.
                The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where
                Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions.


                               Initial Sales Charge Initial Sales Charge
                               as % of Net          as % of Public
Amount of Purchase             Amount Invested      Offering Price
------------------------------------------------------------------------
$0-$49,999                     5.82%                5.50%
------------------------------------------------------------------------
$50,000-$99,999                4.71%                4.50%
------------------------------------------------------------------------
$100,000-$249,999              3.63%                3.50%
------------------------------------------------------------------------
$250,000-$499,999              2.56%                2.50%
------------------------------------------------------------------------
$500,000-$999,999              2.04%                2.00%
------------------------------------------------------------------------
$1,000,000 +                   0.00%*               0.00%*
------------------------------------------------------------------------
                * As shown, investors that purchase $1,000,000 or more of any
                  Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See "CDSCs on Class A Shares" below.

--------------------------------------------------------------------------------
CDSCs on        Unless a waiver applies, investors who purchase $1,000,000 or
Class A         more of Class A shares (and, thus, pay no initial sales charge)
Shares          will be subject to a 1% CDSC if the shares are redeemed within
                18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See "Reductions and Waivers of Initial Sales Charges and
                CDSCs" below.

--------------------------------------------------------------------------------
How CDSCs       A CDSC is imposed on redemptions of Class A shares, where
are             applicable, on the amount of the redemption which causes the
Currently       current value of your account for the particular class of shares
Calculated      of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC.
                CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account from which a redemption or exchange has not already been effected.

--------------------------------------------------------------------------------
How CDSCs       The Trust expects that the manner of calculating the CDSC on
will be         Class A shares, where applicable, purchased after December 31,
Calculated      2001, will change from that described above. The Trust will
-- Shares       provide shareholders with at least 60 days' notice prior to
Purchased       implementing the change. When the Trust implements the change,
After           the CDSC on all shares purchased after December 31, 2001, will
December 31,    be subject to the change, not only shares purchased after the
2001            date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

                Under the new calculation method, the following rules will apply:

                . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

                . For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund's NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

                . CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

                . In determining whether a CDSC is payable, the first-in
                  first-out, or "FIFO," method will be used to determine which shares are being redeemed.

                In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

--------------------------------------------------------------------------------
Reductions      The initial sales charges on Class A shares and the CDSCs on
and Waivers     Class A shares may be reduced or waived under certain purchase
of Initial      arrangements and for certain categories of investors. Please see
Sales           the Guide for details. The Guide is available free of charge
Charges and     from the Distributor. See "How to Buy and Sell Shares--PIMCO
CDSCs           Funds Shareholders' Guide" below.

--------------------------------------------------------------------------------
Distribution    The Funds pay fees to the Distributor on an ongoing basis as
and             compensation for the services the Distributor renders and the
Servicing       expenses it bears in connection with the sale and distribution
(12b-1) Plan    of Fund shares ("distribution fees") and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts ("servicing fees"). These payments are made pursuant to a Distribution and Servicing Plan
                ("12b-1 Plan") adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                Class A shares pay only servicing fees. The maximum annual rate at which the servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the class) is 0.25%

                Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment.

                How to Buy and Sell Shares

                The following section provides basic information about how to buy, sell (redeem) and exchange Class A shares of the Funds.

PIMCO Funds     More detailed information about the Trust's purchase, sale and
Shareholders'   exchange arrangements for Fund shares is provided in the PIMCO
Guide           Funds Shareholders' Guide, which is included in the Statement of
                Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107.
                The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

                . Automated telephone and wire transfer procedures
                . Automatic purchase, exchange and withdrawal programs
                . Programs that establish a link from your Fund account to your bank account
                . Special arrangements for tax-qualified retirement plans
                . Investment programs which allow you to reduce or eliminate initial sales charges
                . Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation     When you buy Class A shares of the Funds, you pay a price equal
of Share        to the NAV of the shares, plus any applicable sales charge. When
Price and       you sell (redeem) Class A shares, you receive an amount equal to
Redemption      the NAV of the shares, minus any applicable CDSC. NAVs are
Payments        determined at the close of regular trading (normally, 4:00 p.m.,
                Eastern time) on the New York Stock Exchange on each day the New
                York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the close of regular trading on the New York Stock
                Exchange and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed at that day's NAV). Please see the Guide for details.

                The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

Buying Shares   You can buy Class A shares of the Funds in the following ways:

                 . Through your broker, dealer or other financial intermediary.
                   Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

                 . Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

                If you wish to invest directly by mail, please send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

                                          PIMCO Advisors Distributors LLC
                                          P.O. Box 9688
                                          Providence, RI 02940-0926

                The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PIMCO

                Advisors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

                The Guide describes a number of additional ways you can make direct investments, including through the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

                The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment      The following investment minimums apply for purchases of Class
Minimums        A shares.

                         Initial Investment    Subsequent Investments
                         ------------------    ---------------------
                          $2,500 per Fund          $100 per Fund

                Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small           Because of the disproportionately high costs of servicing
Account Fee     accounts with low balances, if you have a direct account with the Distributor, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth
                IRA and Auto-Invest accounts for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans,
                403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum         Due to the relatively high cost to the Funds of maintaining
Account Size    small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging      Except as provided below and/or in the applicable Funds' or
Shares          series' prospectus(es), you may exchange your Class A shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust or PIMCO Funds: Pacific Investment
                Management Series. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Exchanges are subject to the $2,500 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence,
                RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

                The Trust reserves the right to refuse exchange purchases if, in the judgment of a portfolio manager, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by a portfolio manager to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceeding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days' advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A shares.

                The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See "PIMCO Funds Shareholders' Guide" above.

Selling         You can sell (redeem) Class A shares of the Funds in the
Shares          following ways:

                . Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return.

                . Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust's Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

                (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

                (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee" below;

                (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

                (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

                A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request to the Trust if they are held in broker "street name" accounts--you must redeem through your broker.

                If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under "Signature Guarantee" below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

                The Guide describes a number of additional ways you can redeem your shares, including:

                 . Telephone requests to the Transfer Agent
                 . PIMCO Funds Automated Telephone System (ATS)
                 . Expedited wire transfers
                 . Automatic Withdrawal Plan
                 . PIMCO Funds Fund Link

                Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

                Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

                Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Timing of       Redemption proceeds will normally be mailed to the redeeming
Redemption      shareholder within seven calendar days or, in the case of wire
Payments        transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer. Under unusual circumstances, the Trust may delay your redemption payments for more than seven days, as permitted by law.

Redemptions     The Trust has agreed to redeem shares of each Fund solely in
In Kind         cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated    If you are redeeming shares for which certificates have been
Shares          issued, the certificates must be mailed to or deposited with the
                Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee" below. The
                Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature       When a signature guarantee is called for, a "medallion"
Guarantee       signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer
                Agents Medallion Program, Stock Exchanges Medallion Program and
                New York Stock Exchange, Inc. Medallion Signature Program.
                Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
                Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may begin given by means of a new or supplemented prospectus.

Request for     To reduce expenses, it is intended that only one copy of the
Multiple Copies Fund's prospectus and each annual and semi-annual report will be of Shareholder mailed to those addresses shared by two or more accounts. If you
Documents       wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

     HOW FUND SHARES ARE PRICED
     --------------------------

     The net asset value ("NAV") of a class of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price ("NCOP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to procedures established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

     Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

FUND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The Funds intend to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

     A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. Class A shareholders may receive all distributions in cash (either paid directly to the shareholder or credited to the shareholder's account with their broker or other financial intermediary) by electing this option on their account application or by telephone request to the Transfer Agent at 1-800-426-0107. Institutional Class shareholders may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Institutional Class shareholders should contact the Trust at 1-800-927-4648 for further information on distribution options.

     You do not pay any sales charges or other fees on shares you receive through the reinvestment of Fund distributions.

TAX CONSEQUENCES

.. Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less and gains on bonds characterized as market discount will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

.. Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

         . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

         . Recent Legislation. As you may be aware, President Bush recently signed the Job and Growth Tax Relief Reconciliation Act of 2003 (the Act). Among other provisions, the Act temporarily reduces long-term capital gain rates applicable to individuals and lowers the tax rate on some dividends. For taxable years beginning on or before December 31, 2008:

         . the long-term capital gain rate applicable to most shareholders will be 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income tax brackets); and

         . provided holding period and other requirements are met by the Funds, the Funds may designate distributions of investment income derived from dividends of U.S. corporations and some foreign corporations as "qualified dividend income." Qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the same holding period and other requirements are met by the shareholder.

Fund dividends representing distributions of interest income and net short term capital gains derived from the Funds' debt securities cannot be designated as qualified dividend income and will not qualify for the reduced rates.

This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

                Characteristics and Risks of
                Securities and Investment Techniques

                This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed Income    Fixed income securities are obligations of the issuer to make
Securities      payments of principal and/or interest on future dates, and
and             include corporate and government bonds, notes, certificates of
Defensive       deposit, commercial paper, convertible securities and
Strategies      mortgage-backed and other asset-backed securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer
                "durations" (defined below) tend to be more sensitive to interest rate movements than those with shorter durations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

                Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

                Under normal circumstances, the Funds (except the PIMCO Balanced Value Fund) will each invest primarily in common stocks. The PIMCO Balanced Value Fund will, under normal circumstances, invest primarily in common stocks and fixed-income securities. All of the Funds may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies       Each of the Funds may invest in securities of companies with
With Smaller    market capitalizations that are small compared to other publicly
Market          traded companies. The PIMCO Small-Cap Value Fund, in particular,
Capitalizations generally invests primarily in smaller companies and is especially sensitive to the risks described below.

                Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

                Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Initial         The Funds may purchase securities in initial public offerings
Public          (IPOs). These securities are subject to many of the same risks
Offerings       of investing in companies with smaller market capitalizations.
                Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

Foreign         The PIMCO International Value Fund normally invests principally
(non-U.S.)      in securities of foreign issuers, securities traded principally
Securities      in securities markets outside the United States and/or
                securities denominated in foreign currencies (together, "foreign securities"). The other Funds may invest up to 15% of their respective assets in foreign securities. Each of the Funds may invest without limit in ADRs (defined below).

                All of the Funds may invest in American Depository Receipts
                (ADRs). In addition, the Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

                Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries' financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging        Each of the Funds that may invest in foreign securities may
Market          invest in securities of issuers based in or that trade
Securities      principally in countries with developing (or "emerging market")
                economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S.
                dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; technical difficulties and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

                Special Risks of Investing in Russian and Other Eastern European Securities. The PIMCO International Value Fund may invest a significant portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign         A Fund that invests directly in foreign currencies or in
Currencies      securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The PIMCO
                International Value Fund is particularly sensitive to this risk.

                Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. The euro and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

                Foreign Currency Transactions. The Funds may enter into forward foreign currency exchange contracts, primarily to reduce the risks of adverse changes in foreign exchange rates. In addition, the PIMCO International Value Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

                The PIMCO International Value Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The PIMCO International Value Fund may use one currency (or basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by a portfolio manager in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible     Each Fund may invest in convertible securities. Convertible
Securities      securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives     Each Fund may, but is not required to, use a number of
                derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

                Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options and swap agreements. The Funds may also purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

                A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

                Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

                Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                Leveraging Risk Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by a portfolio manager in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

                Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

                Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Equity-Linked   The Funds may invest in equity-linked securities. Equity-linked
Securities      securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more of foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See
                "Foreign Securities" above. In addition, an investing Fund bears the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See "Derivatives" above. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Credit          The Funds may invest in securities based on their credit ratings
Ratings and     assigned by rating agencies such as Moody's Investors Service,
Unrated         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Securities      Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P.
                Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The portfolio managers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

                A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

High Yield      Securities rated lower than Baa by Moody's or lower than BBB by
Securities      S&P are sometimes referred to as "high yield securities" or
                "junk bonds." The Funds may invest in these securities.
                Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities typically may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Loans of        For the purpose of achieving income, each Fund may lend its
Portfolio       portfolio securities to brokers, dealers, and other financial
Securities      institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
                "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short Sales     Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-Issued,    Each Fund may purchase securities which it is eligible to
Delayed         purchase on a when-issued basis, may purchase and sell such
Delivery and    securities for delayed delivery and may make contracts to
Forward         purchase such securities for a fixed price at a future date
Commitment      beyond normal settlement time (forward commitments). When-issued
Transactions    transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value.
                Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase      Each Fund may enter into repurchase agreements, in which the
Agreements      Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse         Each Fund may enter into reverse repurchase agreements, subject
Repurchase      to the Fund's limitations on borrowings. A reverse repurchase
Agreements      agreement involves the sale of a security by a Fund and its
and Other       agreement to repurchase the instrument at a specified time and
Borrowings      price, and may be considered a form of borrowing for some
                purposes. A Fund will segregate assets determined to be liquid by a portfolio manager in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund. In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by PIMCO Advisors Fund
                Management or its affiliates.

Illiquid        Each Fund may invest in securities that are illiquid so long as
Securities      not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities
                (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment      Each Fund may invest up to 5% of its assets in other investment
in Other        companies, such as closed-end management investment companies,
Investment      or in pooled accounts or other investment vehicles which invest
Companies       in foreign markets. As a shareholder of an investment company, a
                Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by PIMCO Advisors Fund Management or its affiliates.

Portfolio       The length of time a Fund has held a particular security is not
Turnover        generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover."
                Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
                Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals), and may adversely impact a Fund's after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes in      The investment objective of each of the Funds described in this
Investment      Prospectus is non-fundamental and may be changed by the Board of
Objectives and  Trustees without shareholder approval. The investment policies
Policies        of each of the PIMCO Large-Cap Value, PIMCO Core Equity, PIMCO
                Small-Cap Value and PIMCO Mid-Cap Value Funds to invest at least
                80% of their assets in certain types of securities, described in the first paragraph of the Fund Summaries for these funds, may be charged by the Board of Trustees without shareholder approval upon 60 days notice. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and         In addition to the risks described under "Summary of Principal
Smaller-Sized   Risks" above and in this section, the Funds are newly formed and
Funds           therefore have no performance history for investors to evaluate.
                Also, it is possible that the Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds' size, may have a disproportionate impact on the Funds' performance results.

Percentage      Unless otherwise stated, all percentage limitations on Fund
Investment      investments listed in this Prospectus will apply at the time of
Limitations     investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. References to assets in the percentage limitations on the Funds' investments refer to total assets, except with respect to the principal investment objectives of the PIMCO Large-Cap Value, PIMCO Core Equity, PIMCO Small-Cap
                Value and PIMCO Mid-Cap Value Funds. References to assets in the first paragraph of the Fund Summaries for these funds refer to net assets plus borrowings made for investment purposes.

Other           The Funds may invest in other types of securities and use a
Investments     variety of investment techniques and strategies which are not
and             described in this Prospectus. These securities and techniques
Techniques      may subject the Funds to additional risks. Please see the
                Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A and Institutional Class shares of each Fund since the Funds' inceptions.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming the reinvestment of all dividends and distributions. This information has not been audited. (To be updated by post-effective amendment.)


--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
                                                                                                      Distributions
Year or               Net Asset      Net             Net Realized/    Total Income    Dividends       from Net
Period                Value          Investment      Unrealized Gain  from            from Net        Realized
Ended                 Beginning      Income          (Loss) on        Investment      Investment      Capital
                      of Period      (Loss)          Investments      Operations      Income          Gains
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Mid-Cap Value Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.01(a)        $ (0.43)(a)      $ (0.42)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Disciplined Value
Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional Class   $10.00         $0.03(a)        $ (0.82)(a)      $ (0.79)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Small-Cap Value Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.02(a)        $ (1.01)(a)      $ (0.99)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Core Equity Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.03(a)        $ (0.69)(a)      $ (0.66)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Balanced Value Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.03(a)        $ (0.36)(a)      $ (0.33)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Class A               $10.00         $0.02(a)        $ (0.35)(a)      $ (0.33)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
International Value
Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.00(a)        $ (0.78)(a)      $ (0.78)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Class A               $10.00         $0.00(a)        $ (0.78)(a)      $ (0.78)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Large-Cap Value Fund
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Institutional  Class  $10.00         $0.03(a)        $ (0.81)(a)      $ (0.78)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------
Class A               $10.00         $0.02(a)        $ (0.80)(a)      $ (0.78)        $0.00           $0.00
(12/31/02-2/28/03)
--------------------- -------------- --------------- ---------------- --------------- --------------- ----------------

(a) Per share amounts based on average number of shares outstanding during the period.


-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Year or              Total            Net Asset       Total      Net       Ratio of        Ratio of Net   Portfolio
Period               Distributions    Value End of    Return     Assets    Expenses to     Investment     Turnover
Ended                                 Period                     End of    Average Net     Income         Rate
                                                                 Period    Assets          (Loss) to
                                                                 (000s)                    Average Net
                                                                                           Assets
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Mid-Cap Value Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.58           (4.20) %   $958      0.30 %*         0.69 %*        36%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Disciplined Value
Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.21           (7.90) %   $921      0.30 %*         2.19 %*        6%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Small-Cap Value
Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.01           (9.90) %   $901      0.30 %*         1.12 %*        19%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Core Equity Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.34           (6.60) %   $934      0.30 %*         1.84 %*        0%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Balanced Value Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.67           (3.30) %   $958      0.30 %*         1.71 %*        15%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Class A              $0.00            $9.67           (3.30) %   $10       0.50 %*         1.50 %*        15%
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
International
Value Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.22           (7.80) %   $913      0.50 %*         (0.02) %*      15%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Class A              $0.00            $9.22           (7.80) %   $9        0.70 %*         (0.23) %*      15%
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Large-Cap Value
Fund
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Institutional        $0.00            $9.22           (7.80) %   $913      0.30 %*         1.77 %*        16%
Class
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------
Class A              $0.00            $9.22           (7.80) %   $9        0.50 %*         1.55 %*        16%
(12/31/02-2/28/03)
-------------------- ---------------- --------------- ---------- --------- --------------- -------------- ------------

* Annualized

               -----------------------------------------------------------------
PIMCO Funds:   ADMINISTRATOR
Multi-Manager
Series         PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas,
               New York, NY 10105

               -----------------------------------------------------------------
               CUSTODIAN

               State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

               -----------------------------------------------------------------
               TRANSFER AGENT

               National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

               -----------------------------------------------------------------
               LEGAL COUNSEL

               Ropes & Gray LLP, One International Place, Boston, MA 02110

               -----------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. Reference the Trust's Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161

[LOGO] PIMCO
        FUNDS

PIMCO Funds

840 Newport Center Drive
Newport Beach, CA 92660

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       STATEMENT OF ADDITIONAL INFORMATION
                               __________ __, 2003


     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through thirteen Prospectuses, the Trust offers up to seven classes of shares of each of its "Funds" (as defined herein). Class A, Class B and Class C shares of certain domestic stock Funds are offered through the "Class A, B and C Domestic Prospectus," dated November 1, 2002 (the "Class A, B and C Domestic Prospectus"), Class A, Class B and Class C shares of certain international and sector stock Funds are offered through the "Class A, B and C International Prospectus," dated November 1, 2002 (the "Class A, B and C International Prospectus") and Class A, Class B and Class C shares of the Asset Allocation, PEA Innovation and PEA Renaissance Funds are offered through three separate prospectuses, the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively, each dated November 1, 2002 (the "Asset Allocation Class A, B and C Prospectus," "PEA Innovation Class A, B and C Prospectus," and "PEA Renaissance Class A, B and C Prospectus" respectively ). Class A, Class B, Class C and Class R shares of the Multi-Discipline Portfolio are offered through the "Class A, B, C and R Multi-Discipline Portfolio Prospectus," dated [September , 2003]. Class D
                                                        --
shares of certain domestic stock Funds are offered through the "Class D Domestic Prospectus," dated November 1, 2002 (the "Class D Domestic Prospectus") and Class D shares of certain international and sector stock Funds are offered through the "Class D International Prospectus," dated November 1, 2002 (the "Class D International Prospectus"). Class D shares of the Multi-Discipline Portfolio are offered through the "Class D Multi-Discipline Portfolio
Prospectus," dated [October   , 2003]. Class R shares of certain domestic and
                            --
international stock Funds are offered through the "Class R Prospectus," dated December 31, 2002 (the "Class R Prospectus"). Institutional and Administrative Class shares of certain Funds are offered through the "Institutional Prospectus," dated November 1, 2002 (the "Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO RCM Funds are offered through the "PIMCO RCM Institutional Prospectus," dated November 1, 2002 (the "PIMCO RCM Institutional Prospectus"), Institutional and Administrative Class shares of the PIMCO NACM Funds are offered through the "PIMCO NACM Institutional Prospectus," dated November 1, 2002 (the "PIMCO NACM Institutional Prospectus"), Institutional and Administrative Class shares of the Asset Allocation Fund are offered through the "Asset Allocation Institutional Prospectus," dated November 1, 2002 (the "Asset Allocation Institutional Prospectus") and Institutional and Administrative Class shares of the Multi-Discipline Portfolio are offered through the " Multi-Discipline Portfolio Institutional Prospectus," dated
[October   , 2003] (the "Multi-Discipline Portfolio Institutional Prospectus").
         --
Institutional Class and Class A shares of seven other domestic and international stock Funds are offered through the "Institutional Class and Class A Prospectus," dated April 1, 2003 (the "Institutional and Class A Prospectus"). The aforementioned prospectuses are collectively referred to herein as the "Prospectuses." Prospectuses that offer Class A, B or C shares are sometimes referred to as the "Class A, B and C Prospectuses." Prospectuses that offer Class R shares are sometimes referred to as the "Class R Prospectuses" and, together with the Class A, B and C Prospectuses, are sometimes referred to as the "Retail Prospectuses." Prospectuses that offer Class D shares are sometimes referred to as the "Class D Prospectuses" and Prospectuses that offer Institutional and Administrative Class shares are sometimes referred to as the "Institutional Prospectuses."

     Audited financial statements for the Trust, as of June 30, 2002, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's six June 30, 2002 Annual Reports. Audited financial statements and schedules for the Nicholas-Applegate Pacific Rim Fund, the predecessor of the PIMCO NACM Pacific Rim Fund, for the period ended June 30, 2002, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report which is incorporated herein by reference from the Nicholas-Applegate Institutional Funds' audited financial statements and financial highlights for the period ended June 30, 2002. Because PIMCO Asset Allocation Fund invests a portion of its assets in series of PIMCO Funds:
Pacific Investment Management Series ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated November 26, 2002 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated November 26, 2002 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed at the top of the next page.

Institutional Prospectuses, Annual Reports    Retail and Class D
and the PIMS Prospectus and Statement of      Prospectuses, Annual Reports, the Guide and
Additional Information                        Statement of Additional Information

PIMCO Funds                                   PIMCO Advisors Distributors LLC
840 Newport Center Drive                      2187 Atlantic Street
Newport Beach, California 92660               Stamford, Connecticut 06902
Telephone: 1-800-927-4648                     Telephone: Class A, B, C and R - 1-800-426-0107
           1-800-987-4626 (PIMCO                         Class D - 1-888-87-PIMCO
           Infolink Audio Response Network)              Retail Portfolio - 1-800-426-0107

                                TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
THE TRUST                                                                                 1

INVESTMENT OBJECTIVES AND POLICIES                                                        3

   U.S. Government Securities                                                             3
   Borrowing                                                                              3
   Preferred Stock                                                                        4
   Corporate Debt Securities                                                              4
   High Yield Securities ("Junk Bonds")                                                   5
   Loan Participations and Assignments                                                    6
   Participation on Creditors Committees                                                  7
   Variable and Floating Rate Securities                                                  7
   Zero Coupon, Pay-in-Kind and Step Coupon Securities                                    7
   Municipal Securities                                                                   8
   Moral Obligation Securities                                                            8
   Industrial Development and Pollution Control Bonds                                     8
   Municipal Lease Obligations                                                            8
   Short-Term Municipal Obligations                                                       9
   Mortgage-Related and Asset-Backed Securities                                           9
   Convertible Securities                                                                13
   Equity-linked Securities                                                              13
   Non-U.S. Securities                                                                   14
   Foreign Currencies                                                                    16
   Bank Obligations                                                                      18
   Commercial Paper                                                                      18
   Money Market Instruments                                                              19
   Derivative Instruments                                                                19
   When-Issued, Delayed Delivery and Forward Commitment Transactions                     27
   Warrants to Purchase Securities                                                       27
   Repurchase Agreements                                                                 28
   Securities Loans                                                                      28
   Stocks of Small and Medium Capitalization Companies                                   28
   Illiquid Securities                                                                   29
   Inflation-Indexed Bonds                                                               29
   Delayed Funding Loans and Revolving Credit Facilities                                 30
   Event-Linked Bonds                                                                    30
   Hybrid Instruments                                                                    31
   Short Sales                                                                           31
   Investment Strategies of PIMCO Asset Allocation Fund - Incorporation by Reference     32

INVESTMENT RESTRICTIONS                                                                  33

   Fundamental Investment Restrictions                                                   33
   Non-fundamental Investment Restrictions                                               42
   Restrictions Relating to Rule 35d-1 under the 1940 Act                                42

MANAGEMENT OF THE TRUST                                                                  46

   Trustees and Officers                                                                 46
   Certain Affiliations                                                                  47
   Committees of the Board of Trustees                                                   50
   Securities Ownership                                                                  52
   Trustees' Compensation                                                                53
   Codes of Ethics                                                                       54
   Investment Adviser                                                                    55

   Portfolio Management Agreements                                                       59
   Fund Administrator                                                                    63

DISTRIBUTION OF TRUST SHARES                                                             67

   Distributor and Multi-Class Plan                                                      67
   Contingent Deferred Sales Charge and Initial Sales Charge                             65
   Distribution and Servicing Plans for Class A, Class B, Class C and Class R  Shares    69
   Payments Pursuant to Class A Plans                                                    73
   Payments Pursuant to Class B Plans                                                    75
   Payments Pursuant to Class C Plans                                                    77
   Payments Pursuant to Class R Shares                                                   77
   Distribution and Administrative Services Plans for Administrative Class Shares        81
   Payments Pursuant to the Administrative Plans                                         84
   Plan for Class D Shares                                                               85
   Purchases, Exchanges and Redemptions                                                  88
   REDEMPTION FEES AND Fund Reimbursement Fees                                           89

PORTFOLIO TRANSACTIONS AND BROKERAGE                                                     90

   Investment Decisions and Portfolio Transactions                                       90
   Brokerage and Research Services                                                       90
   Regular Broker Dealers                                                                92
   Portfolio Turnover                                                                    99

NET ASSET VALUE                                                                          99

TAXATION                                                                                100

   Distributions                                                                        100
   Sales of Shares                                                                      102
   Backup Withholding                                                                   102
   Options, Futures, Forward Contracts and Swap Agreements                              103
   Passive Foreign Investment Companies                                                 103
   Foreign Currency Transactions                                                        103
   Foreign Taxation                                                                     103
   Original Issue Discount and Pay-in-Kind Securities                                   104
   Shares Purchased Through Tax-Qualified Plans                                         104
   Other Taxation                                                                       104

OTHER INFORMATION                                                                       105

   Capitalization                                                                       105
   Rcm Funds' Portfolio Management Teams                                                106
   Additional Information Regarding Portfolio Managers                                  112
   Performance Information                                                              114
   Calculation of Yield                                                                 115
   Calculation of Total Return                                                          116
   Other Performance Information                                                        121
   Compliance Efforts Related to the Euro                                               139
   Voting Rights                                                                        139
   Certain Ownership of Trust Shares                                                    139
   Custodian                                                                            139
   Independent Accountants                                                              140
   Transfer and Shareholder Servicing Agents                                            140
   Legal Counsel                                                                        140
   Registration Statement                                                               140
   Financial Statements                                                                 140

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS                                          A-1

APPENDIX B   CERTAIN OWNERSHIP OF TRUST SHARES                                          B-1

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B, C AND R SHARES.........................SG-1

                                    THE TRUST

     PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of forty-five separate investment series, although not all of these series currently offer their shares to the public. Except for the RCM Global Technology, RCM Global Healthcare, RCM Biotechnology, RCM International Growth Equity and RCM Europe Funds, each of the Trust's series offered in this Statement of Additional Information is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). The following fifteen series (the "PIMCO Funds") invest directly in common stocks and other securities and instruments: the PEA Value Fund, the NFJ Equity Income Fund, the PEA Renaissance Fund, the PEA Growth Fund, the CCM Focused Growth Fund, the CCM Capital Appreciation Fund, the CCM Mid-Cap Fund, the PEA Growth & Income Fund, the PEA Target Fund, the NFJ Small-Cap Value Fund, the PEA Opportunity Fund, the CCM Emerging Companies Fund (formerly, the "Micro-Cap Fund"), the PEA Innovation Fund, the PPA Tax-Efficient Structured Emerging Markets Fund and the NFJ Basic Value Fund. The following funds also invest directly in equity securities and other securities and instruments: the RCM Large-Cap Growth Fund, the RCM Tax-Managed Growth Fund, the RCM Mid-Cap Fund, the RCM Small-Cap Fund, the RCM Biotechnology Fund, the RCM Global Small-Cap Fund, the RCM Global Technology Fund, the RCM Global Healthcare Fund, the RCM International Growth Equity Fund, the RCM Emerging Markets Fund and the RCM Europe Fund (together, the "PIMCO RCM Funds") and the NACM Flex-Cap Value Fund, the NACM Core Equity Fund, the NACM Global Fund, the NACM Growth Fund, the NACM International Fund, the NACM Pacific Rim Fund and the NACM Value Fund (together, the "PIMCO NACM Funds"). The Multi-Discipline Portfolio invests in equity securities, fixed income securities and other securities and instruments. The Asset Allocation Fund (formerly, "PIMCO Funds Asset Allocation Series - 60/40 Portfolio"), is a so-called "fund-of-funds" which invests all of its assets in certain of the Funds and other series in the PIMCO Funds family. The PIMCO Funds, the PIMCO RCM Funds, the PIMCO NACM Funds, the Multi-Discipline Portfolio and the Asset Allocation Fund are sometimes referred to collectively as the "Funds". Nine other series of the Trust, the Large-Cap Value Fund, the International Value Fund, the Balanced Value Fund, the Core Equity Fund, the Small-Cap Value Fund, the Disciplined Value Fund, the Mid-Cap Value Fund, the NFJ Large-Cap Value Fund (formerly the "Cadence Capital Appreciation Fund") and the NFJ International Value Fund (formerly the "Cadence Mid-Cap Fund"), do not offer their shares to the public as of the date of this Statement of Additional Information. The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and Statements of Additional Information.

     The PIMCO Balanced, Precious Metals, Small-Cap, Enhanced Equity, International, Former Equity Income, Select World, Europe Growth, New Asia, Telecom Innovation, Electronics Innovation, Internet Innovation, Small-Cap Technology, Healthcare Innovation, Select International, Structured Emerging Markets, Value 25, Global Innovation, Select Growth, RCM Global Equity, PPA Tax-Efficient Equity Funds and PIMCO Funds Asset Allocation Series - 90/10 Portfolio and 30/70 Portfolio, which are referred to elsewhere in this Statement of Additional Information, were formerly series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction that took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The Precious Metals Fund was liquidated on March 3, 2000 and is no longer a series of the Trust. The Small-Cap Fund was liquidated on July 28, 2000 and is no longer a series of the Trust. The PIMCO Value 25 Fund is also referred to in this Statement of Additional Information. The Value 25 Fund transferred substantially all of its assets to the PEA Value Fund in a transaction that took place on March 3, 2000. As part of the transaction, the Value 25 Fund exchanged substantially all of its assets for shares of the PEA Value Fund, which were then distributed to shareholders of the Value 25 Fund in complete redemption of their interests in and liquidation of the Value 25 Fund. The Value 25 Fund was not dissolved in the transaction; instead, on or about April 3, 2000, the series constituting the Value 25 Fund was renamed the NFJ Value 25 Fund. This Fund, which was subsequently renamed the PIMCO Value 25 Fund but for purposes of this Statement of Additional Information will continue to be referred to as the NFJ Value 25 Fund, has now dissolved and is no longer a series of the Trust. The Enhanced Equity Fund liquidated on May 31, 2001 and is no longer a series of the Trust. PIMCO International Fund reorganized with and into the Select International Fund in a transaction that took place on May 4, 2001. The International Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Former Equity Income Fund reorganized with and into the PEA Growth & Income Fund in a transaction that took place on June 22, 2001. The Former Equity Income Fund (which at the time was named "PIMCO Equity Income Fund") liquidated in connection with the transaction and is no longer a series of the Trust. References in this Statement of Additional Information to the "Former Equity Income Fund" refer to the former series of the Trust that reorganized on June 22, 2001; references to the NFJ Equity Income Fund refer to the current series of the Trust. The Select World, Europe Growth, New Asia, Emerging Markets, Telecom Innovation, Electronics Innovation, Internet Innovation and Small-Cap Technology Funds liquidated on or about June 22, 2001, and are no longer series of the Trust. The 90/10 Portfolio and 30/70 Portfolio reorganized with and into the Asset Allocation Fund in a transaction that took place on October 26, 2001. The 90/10 Portfolio and 30/70 Portfolio liquidated in connection with the transaction and are no longer series of the Trust. The Healthcare Innovation Fund and the Select International Fund reorganized with and into the PEA Innovation Fund and the RCM International Growth Equity Fund, respectively, in a transaction that took place on March 15, 2002. The Healthcare Innovation and Select International Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Structured Emerging Markets Fund merged with and into the PPA Tax-Efficient Structured Emerging Markets Fund in a transaction that took place on June 26, 2002. The Structured Emerging Markets Fund liquidated in connection with the transaction and is no longer a series of the Trust. The Global Innovation Fund and the Select Growth Fund reorganized with and into the PEA Innovation Fund and the PEA Growth Fund, respectively, in transactions that took place on October 12, 2002. The Global Innovation and Select Growth Funds were liquidated in connection with the transactions and are no longer series of the Trust. The RCM Balanced Fund dissolved on June 30, 2002 and is no longer a series of the Trust. The RCM Global Equity Fund dissolved in February, 2003 and is no longer a series of the Trust. The PPA Tax-Efficient Equity Fund merged with and into the RCM Tax-Managed Growth Fund in a transaction that took place on [September 26, 2003]. The PPA Tax-Efficient Equity liquidated in connection with the transaction and is no longer a series of the Trust.

     The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The PIMCO RCM Funds were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of the PIMCO RCM Funds. The NACM Pacific Rim Fund was reorganized into the Trust on July 20, 2002, when shares of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the NACM Pacific Rim Fund.

     As of October 1, 2002, the adviser to each of the Funds (except for the Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds) is PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") (formerly, PIMCO Funds Advisors LLC). Prior to October 1, 2002, the PIMCO Advisors division of Allianz Dresdner Asset Management of America L.P. ("ADAM of America") was the adviser to each of the Funds. PIMCO Advisors Fund Management LLC is a wholly owned indirect subsidiary of ADAM of America. This change did not result in any change in the advisory or administrative services provided to or fees and expenses paid by the Funds.

     Each of the PIMCO Funds has recently changed its name by adding the initials of its subadviser to the beginning of its name. For example, the PEA Growth Fund, which is subadvised by PIMCO Equity Advisors, used to be named the Growth Fund only.

                       INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. This is particularly true for the Multi-Discipline Portfolio. Because its assets are divided into five separate investment "Disciplines", each managed by a different sub-adviser, the Multi-Discipline Portfolio is subject to all of the risks and may engage in all of the strategies discussed below.

     The Asset Allocation Fund invests all of its assets in certain Funds and series of PIMS. PIMS is sometimes referred to in the Prospectuses as PIMCO
Funds: Pacific Investment Management Series. These Funds and other series in which the Asset Allocation Fund invests are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Asset Allocation Fund may have an indirect investment interest in some or all of the securities and instruments described below, depending upon how its assets are allocated among the Underlying PIMCO Funds. The Asset Allocation Fund may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and in the PIMS Statement of Additional Information. The PIMS Prospectus and Statement of Additional Information are incorporated in this document by reference. See "Investment Strategies of PIMCO Asset Allocation Fund--Incorporation by Reference" below.

     The Funds' sub-advisers, and in certain cases, portfolio managers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers."

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

     Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. For each of the PIMCO NACM Funds, all borrowings by each Fund cannot exceed one-third of that Fund's total assets. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

     All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

     All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

     Under normal market conditions, each PIMCO RCM Fund except the RCM Emerging Markets Fund, RCM Mid-Cap Fund and RCM Small-Cap Fund may invest up to 20%, of its total assets in short-term debt obligations (with maturities of one year or less) issued or guaranteed by the U.S. government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational government entities, and debt obligations of corporate issuers. The RCM Mid-Cap Fund and RCM Small Cap Fund may invest up to 20% of their total assets in U.S. Government debt obligations. Dresdner does not currently intend to purchase U.S. or foreign debt securities on behalf of the RCM International Growth Equity Fund except on an occasional basis when Dresdner believes that unusually attractive investments are available. The RCM Emerging Markets Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currency of emerging market countries that Dresdner believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the RCM Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by S&P, Moody's or another recognized international rating organization.

High Yield Securities ("Junk Bonds")

     Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody's and S & P's securities ratings are included in Appendix A.

     Certain Funds, particularly the PEA Growth & Income Fund and the RCM Emerging Markets Fund, may invest a portion of their assets in fixed income securities (including convertible securities) rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities, except that the PEA Growth & Income Fund may invest up to 10% of its assets in these securities and the RCM Emerging Markets Fund is not currently bound by any investment limitation with respect to high yield securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as "zero-coupon" or "pay-in-kind" securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as zero-coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments

     Certain of the Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

     Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Zero Coupon, Pay-in-Kind and Step Coupon Securities

     The Funds, and particularly the PEA Growth & Income Fund, may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or securities with a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), each Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon bonds or step coupon bonds. Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Municipal Securities

     Some of the Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable the Fund to demand payment on short notice from the issuer or a financial intermediary. Such securities must be rated at least A by Standard & Poor's or Moody's.

     Some of the Funds may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities

     Municipal securities may include "moral obligation" securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds

     The RCM Global Equity Fund may invest in tax exempt industrial development bonds and pollution control bonds which, in most cases, are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations

     Some of the Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities ("municipal lease obligations"). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

Short-Term Municipal Obligations

     Some of the Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects receive permanent financing through FNMA or GNMA.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Mortgage-Related and Asset-Backed Securities

     All Funds (except the PIMCO RCM Funds) that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

     Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

     Certain Funds may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     The PIMCO RCM and PIMCO NACM Funds only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's. The PIMCO RCM Funds will not invest more than 15% of their individual net assets in such synthetic securities.

Equity-Linked Securities

     The PPA Tax-Efficient Structured Emerging Markets Fund may invest up to 15% of its assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. The other Funds may also invest in equity-linked securities. To the extent that the Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Non-U.S. Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments such as index futures on stock indexes, zero-strike options and warrants and swap agreements. See "Derivative Instruments" below. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Non-U.S. Securities

     The PPA Tax-Efficient Structured Emerging Markets and the PIMCO RCM Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The PPA Tax-Efficient Structured Emerging Markets Fund may also invest in common stocks issued by foreign companies. The PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, Large-Cap Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds each may invest up to 15% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The PEA Value and PEA Renaissance Funds may invest up to 25% of their respective assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The PEA Innovation Fund may invest up to 40% of its assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The International Value Fund invests mainly in common stocks of non-U.S. issuers and may invest without limit in securities of foreign issuers that are traded in U.S. securities markets (including American Depository Receipts ("ADRs")). The NACM Pacific Rim and NACM Global Funds may invest in foreign securities that are restricted against transfer within the United States or to Unites States persons.

     Each of the Funds may invest in ADRs. The PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds and the PIMCO RCM and PIMCO NACM Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     Special Risks of Investing in Russian and Other Eastern European Securities. The PPA Tax-Efficient Structured Emerging Markets, RCM Europe and International Value Funds may each invest a significant portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

     In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

     Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

     A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

     Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

     The PIMCO NACM Funds and the PEA Value, PEA Renaissance, PEA Growth & Income, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap
Fund) and the NACM Pacific Rim, NACM International and NACM Global Funds may employ currency management techniques to enhance their total returns, although there is no current intention to do so. A PIMCO RCM Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance returns, they are considered speculative. In addition, the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and RCM Small-Cap Fund) and the PIMCO NACM Funds may enter into forward foreign currency exchange contracts, may buy and sell foreign currency futures contracts, foreign currencies and options on foreign currencies and foreign currency futures and enter into currency swaps transactions.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

     The PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the PIMCO NACM Funds and the PPA Tax-Efficient Structured Emerging Markets Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. The PIMCO NACM Funds (except for the NACM Global, NACM International and NACM Pacific Rim Funds) may enter into forward foreign currency exchange contracts for purposes of hedging only. The PIMCO RCM Funds and the NACM Global, NACM International and NACM Pacific Rim Funds may enter into forward foreign currency exchange contracts for purposes of hedging or to seek to increase total return when the Sub-Adviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. The PIMCO RCM and PIMCO NACM Funds may additionally enter into forward contracts to protect against anticipated changes in future foreign currency exchange rates. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

     Special Risks Associated with the Introduction of the Euro. The gradual introduction of a single currency, the euro, beginning on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities. The introduction of the euro is resulting in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

     Other Investment Companies. The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, each PIMCO RCM Fund may invest up to 10% (except for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of the value of its total assets in other investment companies but, no more than 5% of its total assets in any one investment company. Each other Fund (except the PIMCO NACM Funds) may invest up to 5% of its assets in other investment companies. None of the PIMCO NACM Funds may invest in securities of other investment companies, except (a) that a PIMCO NACM Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as such Fund; (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving such Fund. No Fund may acquire more than 3% of the outstanding voting securities of any other investment company. If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administrative fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

Bank Obligations

     The Funds may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which
(1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

     Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

     All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Growth & Income, PEA Opportunity, PEA Innovation, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value,

Disciplined Value and Mid-Cap Value Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are
(i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

     Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

     The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

     Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Options. The PEA Value, PEA Renaissance, PEA Growth, PEA Growth & Income, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) may similarly invest in dealer options.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     For each of the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

     Foreign Currency Options. The PIMCO NACM Funds, PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. The PIMCO RCM Funds (other than the RCM Mid-Cap and RCM Small-Cap Funds) and the NACM Global, NACM International and NACM Pacific Rim Funds may additionally use currency options to cross-hedge or to increase total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in such Fund's portfolio. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

     Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, NACM Global, NACM Pacific Rim, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The PEA Growth, PEA Innovation, PEA Growth & Income, PEA Opportunity, PEA Renaissance, PEA Target, PPA Tax-Efficient Structured Emerging Markets, PEA Value, NACM Global, NACM Pacific Rim, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). The PPA Tax-Efficient Structured Emerging Markets Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. The Fund may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund. The PIMCO RCM Funds (except for the RCM Mid-Cap and RCM Small-Cap Funds) and the PIMCO NACM Funds may enter into futures contracts for the purchase or sale of fixed income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities and may also purchase call options and put options on securities or index futures contracts and each such Fund may also purchase and sell futures options on currencies. The PIMCO NACM Funds and the RCM Mid-Cap and RCM Small-Cap Funds may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400

(100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

     Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the PPA Tax-Efficient Structured Emerging Markets, NACM Global and NACM Pacific Rim Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the PIMCO RCM Funds and the PIMCO NACM Funds may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% or 25%, respectively, of the value of such Fund's net assets would be hedged. The RCM Mid-Cap and RCM Small-Cap Funds will not engage in transactions in stock index futures options for speculation, but only as a hedge against changes in the value of securities held in either Fund's portfolio, or securities which the Sub-Adviser intends to purchase for the portfolio resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Sub-Adviser, they are economically appropriate for the reduction of risks inherent in the ongoing management of either Fund's investment portfolio.

     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the

Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

     Swap Agreements. The RCM Europe and PPA Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets and the RCM Europe Fund may enter into swaps only to the extent that the notional amount of all current swaps does not exceed 30% of its net assets.

     The PIMCO NACM Funds, for hedging purposes, may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The PIMCO NACM Funds will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The PIMCO NACM Funds will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least "high quality" by at least one Nationally Recognized Rating Organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Roll Transactions. In addition, the PIMCO NACM Funds may participate in `roll' transactions which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitments, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. The Fund will not enter into roll transactions if, as a result, more than 50% of the Fund's net assets would be segregated to cover such contracts.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     A Fund (except for the RCM Mid-Cap and RCM Small-Cap Funds) may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis. The PIMCO NACM Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. As a matter of operating policy, no PIMCO RCM Fund will invest more than 5% (10% for the RCM Mid-Cap Fund and RCM Small-Cap Fund) of its net assets in warrants.

Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. The PIMCO RCM Funds will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the PIMCO RCM Fund's holdings of such repurchase agreements exceeds 10% (15%, in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.

Securities Loans

     Subject to certain conditions described in the Prospectuses and below, each of the PEA Value, NFJ Equity Income, NFJ Basic Value, CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value, PEA Growth & Income, PEA Target, CCM Emerging Companies, PPA Tax-Efficient Structured Emerging Markets, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 33 1/3% of its total assets; each of the PIMCO NACM Funds may make such loans amounting to no more than 30% of its total assets; and each of the PEA Renaissance, PEA Growth, PEA Opportunity and PEA Innovation Funds may make such loans amounting to no more than 25% of its total assets. The PIMCO RCM Funds may also make such loans to the extent permitted by the 1940 Act. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

     Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Funds may also use a different metric for determining relative market capitalization. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

     Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

     Each Fund may invest in securities that are illiquid so long as no more than 15% (5% for the RCM Mid-Cap and RCM Small-Cap Funds) of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

     Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments" above. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Event-Linked Bonds

     Certain of the Funds may invest in "event-linked bonds." Event-linked bonds, which are sometimes referred to as "catastrophe bonds," are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

     Certain of the Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Short Sales

     The Funds may engage in short sales transactions to the extent consistent with their investment restrictions set forth under "Investment Restrictions" below. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account, or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund that may sell securities short will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Investment Strategies of PIMCO Asset Allocation Fund - Incorporation by
Reference

     The Asset Allocation Fund invests all of its assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Prospectuses. By investing in Underlying PIMCO Funds, the Asset Allocation Fund may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. It may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS Prospectus for Institutional Class and Administrative Class shares and PIMS Statement of Additional Information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission and are incorporated into this document by reference. The PIMS documents may be obtained free of charge by calling PIMCO Advisors Distributors LLC at 1-800-426-0107.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Innovation, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions:

     (1) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the PEA Innovation Fund only, this fundamental restriction is as follows: the PEA Innovation Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2) none of the above-mentioned Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3) none of the above-mentioned Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5) none of the above-mentioned Funds may acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;

     (6) none of the above-mentioned Funds may concentrate more than 25% of the value of its total assets in any one industry, except that the PEA Innovation Fund will concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies;

     (7) none of the above-mentioned Funds may purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

     (8) none of the above-mentioned Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the PEA Target, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds); and

     (9) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

     Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the above-referenced Funds and the CCM Focused Growth, PPA Tax-Efficient Structured Emerging Markets, PEA Growth & Income, NFJ Equity Income and NFJ Basic Value Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

     Except as otherwise set forth below, the investment restrictions set forth below are fundamental policies of each of the PEA Value, CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap, NFJ Small-Cap Value, PEA Growth & Income, CCM Emerging Companies, PPA Tax-Efficient Structured Emerging Markets, NFJ Equity Income and NFJ Basic Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the CCM Focused Growth ,PPA Tax-Efficient Structured Emerging Markets, PEA Growth & Income, NFJ Equity Income and NFJ Basic Value Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions:

     (1) none of the above-mentioned Funds may invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) none of the above-mentioned Funds may with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (3) none of the above-mentioned Funds may with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (4) none of the above-mentioned Funds may purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5) none of the above-mentioned Funds may purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6) none of the above-mentioned Funds may purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7) each of the above-mentioned Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the CCM Mid-Cap Fund only, this fundamental investment restriction is as follows: the CCM Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets);

     (8) none of the above-mentioned Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9) none of the above-mentioned Funds may lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

     (10) none of the above-mentioned Funds may act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment restrictions set forth below are fundamental policies of the Asset Allocation Fund and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

     (1) the Asset Allocation Fund may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2) the Asset Allocation Fund may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3) the Asset Allocation Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) the Asset Allocation Fund may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5) the Asset Allocation Fund may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) the Asset Allocation Fund may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7) the Asset Allocation Fund may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

     (8) the Asset Allocation Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, the Asset Allocation Fund may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, the Asset Allocation Fund may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

     The investment objective of the Asset Allocation Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

     The investment restrictions set forth below are fundamental policies of the Multi-Discipline Portfolio and may not be changed with respect to such Fund without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

     (1) the Multi-Discipline Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2) the Multi-Discipline Portfolio may not purchase securities of any issuer unless such purchase is consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3) the Multi-Discipline Portfolio may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) the Multi-Discipline Portfolio may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5) the Multi-Discipline Portfolio may not borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and
(ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) the Multi-Discipline Portfolio may not issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7) the Multi-Discipline Portfolio may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies:
(a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; and

     (8) the Multi-Discipline Portfolio may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, the Multi-Discipline Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of the Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, the Multi-Discipline Portfolio may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of the Fund.

     The investment objective of the Multi-Discipline Portfolio is non-fundamental and may be changed by the Trustees without shareholder approval.

     Each of the PIMCO RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of the Fund's outstanding voting securities.

     In the case of the PIMCO RCM Funds (other than the RCM Mid-Cap Fund and the RCM Small-Cap Fund), these restrictions provide that a Fund may not:

     (1) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Technology Fund will concentrate more than 25% of its assets in the technology industry, (ii) the RCM Global Healthcare Fund will concentrate more than 25% of its assets in the healthcare industry, and (iii) the RCM Biotechnology Fund will concentrate more than 25% of its assets in the biotechnology industry.

     (2) Acquire more than 10% of the outstanding voting securities of any one issuer.

     (3) Invest in companies for the purpose of exercising control or management.

     (4) Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

     (5) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

     (6) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% (15% in the case of the RCM Tax-Managed Growth Fund) of the value of the Fund's total assets.

     (7) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     (8) Invest more than 15% (10% for the RCM International Growth Equity Fund) of the value of its net assets in securities that are illiquid;

     (9) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (10) Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers.

     (11) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

     (12) Issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (4) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

     (13) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     In addition, the RCM Global Technology Fund, the RCM Global Healthcare Fund and the RCM Biotechnology Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the "DRCM Codes"). The DRCM Codes are based on an expanded Morgan Stanley Capital International ("MSCI") and Standard & Poor's ("S&P") industry classification model, modified to be more representative of global investing and more applicable to growth industries and their subindustries.

     In the case of the RCM Mid-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted, by fundamental investment restriction (7) above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.

     (9) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (10) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;

     (11) Make short sales of securities;

     (12) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (13) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (14) Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (15) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (16) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (17) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

     In the case of the RCM Small-Cap Fund, these restrictions provide that the Fund may not:

     (1) Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

     (2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

     (3) Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

     (4) Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

     (7) Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in fundamental investment restriction (9), but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

     (8) Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

     (9) Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may: (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;

     (10) Make short sales of securities;

     (11) Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities, or invest more than 5% of the value of its net assets in securities that are illiquid;

     (12) Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders. For the purpose of this restriction, the Trust considers "investment company or investment trust" to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the 1933 Act. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction.

     (13) Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

     (14) Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Trust, other than otherwise unaffiliated broker-dealers;

     (15) Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

     (16) Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.

     The investment restrictions set forth below are fundamental policies of each of the PIMCO NACM Funds and may not be changed with respect to a PIMCO NACM Fund without shareholder approval by the vote of a majority of that Fund's outstanding voting securities. Under these restrictions:

     (1) none of the PIMCO NACM Funds may purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (2) none of the PIMCO NACM Funds may concentrate more than 25% of the value of its total assets in any one industry;

     (3) none of the PIMCO NACM Funds may purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (4) none of the PIMCO NACM Funds may make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 30% of its total assets;

     (5) each of the PIMCO NACM Funds may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;

     (6) none of the PIMCO NACM Funds may pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (5) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (7) none of the PIMCO NACM Funds may underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (8) none of the PIMCO NACM Funds may issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security; and

     (9) none of the PIMCO NACM Funds may enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (8) above, each of the PIMCO NACM Funds may borrow money for temporary defensive administrative purposes. To the extent that borrowings for temporary defensive administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.

     The investment objective of each of the PIMCO NACM Funds is non-fundamental and may be changed by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     Each Fund (except the Asset Allocation Fund, the Multi-Discipline Portfolio and the PIMCO RCM Funds) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) (other than the NACM Global, NACM International and NACM Pacific Rim Funds) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

     (5) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets (this restriction does not apply to the PIMCO NACM Funds). Each Fund may enter into closing sale transactions with respect to options it has purchased;

     (6) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees);

     (7) borrow money, except for temporary administrative purposes as provided above and as provided in the fundamental investment restrictions set forth above;

     (8) with respect to the PIMCO NACM Funds only, invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs;

     (9) with respect to the PIMCO NACM Funds only, lend any securities from its portfolio unless the value of the collateral received therefore is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily;

     (10) with respect to the PIMCO NACM Funds only, invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the 1940 Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund; or

     (11) with respect to the PIMCO NACM Funds only, purchase or write options on securities, except for hedging purposes (except in the case of the Global and Pacific Rim Funds, which may do so for non-hedging purposes) and then only if
(i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets; (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund. Each PIMCO NACM Fund may enter into closing sale transactions with respect to options it has purchased.

     The Trust has not adopted any non-fundamental investment restrictions or policies for the Asset Allocation Fund or the Multi-Discipline Portfolio.

     Each PIMCO RCM Fund (other than the RCM Mid-Cap Fund and RCM-Small Cap
Fund) has adopted the following investment restriction that is not a fundamental policy and may be changed by the Board of Trustees without approval of the Fund's outstanding voting securities. This restriction provides that a Fund may not participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

     Unless otherwise indicated, all limitations applicable to a Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's total assets will not require the Fund to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-

Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Restrictions Relating to Rule 35d-1 under the 1940 Act

Certain Funds have adopted policies pursuant to Rule 35d-1(a)(3)(i) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a)(3)(i). References to assets below refer to net assets plus borrowings made for investment purposes. Under such policies:

     1. The CCM Mid-Cap Fund normally invests at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies.

     2. The NFJ Equity Income Fund normally invests at least 80% of its assets in equity securities.

     3. The NFJ Small-Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations of between $100 million and $1.5 billion at the time of investment.

     4. The PPA Tax-Efficient Structured Emerging Markets Fund normally invests at least 80% of its assets in common stocks of companies located in, or whose principal business operations are based in, emerging markets ("emerging market issuers"). The Fund considers emerging market issuers to be issuers that are members of the International Finance Corporations Investable Composite Index or the MSCI Emerging Markets Free Index.

     5. The RCM Global Small-Cap Fund normally invests at least 80% of its assets in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index.

     6. The RCM Global Technology Fund normally invests at least 80% of its assets in common stocks of companies in the technology industry.

     7. The RCM Global Healthcare Fund normally invests at least 80% of its assets in equity securities of companies in the healthcare industry.

     8. The RCM Large-Cap Growth Fund normally invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations of at least $3 billion.

     9. The RCM Mid-Cap Fund normally invests at least 80% of its assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those in the Russell Mid-Cap Growth Index.

     10. The RCM Small-Cap Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations comparable to those of companies included in the Russell 2000 Index.

     11. The RCM Biotechnology Fund normally invests at least 80% of its assets in equity securities of companies in the biotechnology industry.

     12. The RCM Europe Fund normally invests at least 80% of its assets in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Europe, or that have at least 50% of their assets in Europe.

     13. The RCM Emerging Markets Fund normally invests at least 80% of its assets in equity securities of companies located in countries with emerging securities markets, by investing in securities of issuers that, during their most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in emerging markets, that have at least 50% of their assets in emerging markets, or that are organized or headquartered in any emerging market country. The portfolio management team considers emerging market countries to be any country that the World Bank, the International Finance Corporation, the United Nations, or any other recognized international financial institution, considers to be an emerging or developing country.

     14. The NACM Core Equity Fund normally invests at least 80% of its assets in equity securities of large U.S. companies. Generally, large companies are those with market capitalizations similar to the Russell 1000 Index as measured at the time of purchase.

     15. The NACM Pacific Rim Fund normally invests at least 80% of its assets in equity securities of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries;
(ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or
(iv) the principal trading market for a class of their securities is in a Pacific Rim country.

     16. The RCM International Growth Equity Fund normally invests at least 80% of its assets in equity securities of non-U.S. companies.

     17. The CCM Focused Growth Fund normally invests at least 80% of its assets in common stocks with very large market capitalizations, defined as the 250 largest publicly traded companies (in terms of market capitalization) in the U.S. Effective on or about May 1, 2003, this Fund will change its name to the "PIMCO CCM Focused Growth Fund." Effective as of such time, the Fund's policy adopted under Rule 35d-1 will be revised to indicate that the Fund normally invests at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with at least $100 million in market capitalization.

     18. The Large-Cap Value Fund normally invests at least 80% of its assets in "large capitalization" issuers, which the Fund defines as issuers that have market capitalizations of greater than $5 billion as measured at the time of purchase.

     19. The Small-Cap Value Fund normally invests at least 80% of its assets in "small capitalization" issuers, which the Fund defines as issuers that have market capitalizations of less than $2 billion as measured at the time of purchase.

     20. The Mid-Cap Value Fund normally invests at least 80% of its assets in "mid-cap" issuers, which the Fund defines as issuers that have market capitalizations of between $500 million and $10 billion as measured at the time of purchase.

     21. The Core Equity Fund normally invests at least 80% of its assets in equity securities.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and executive officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

                              Independent Trustees

------------------------------------------------------------------------------------------------
                                                                    Number of
                                                                    Portfolios
                                                                       in
                              Term of                                 Fund
                            Office and          Principal            Complex         Other
 Name         Position(s)   Length of         Occupation(s)          Overseen     Directorships
Address        Held with       Time            During Past              by           held by
and Age          Trust       Served*            5 Years              Trustee         Trustee
------------------------------------------------------------------------------------------------
E. Philip     Trustee        5 years     President, Houston Zoo;       112       PIMCO Funds:
Cannon                                   Proprietor, Cannon &                    Pacific
Age 61                                   Company. Formerly,                      Investment
                                         Headmaster, St. John's                  Management
                                         School, Houston, Texas.                 Company
                                                                                 Series, PIMCO
                                                                                 Commercial
                                                                                 Mortgage
                                                                                 Securities
                                                                                 Trust, Inc.,
                                                                                 and PIMCO
                                                                                 Variable
                                                                                 Insurance Trust
------------------------------------------------------------------------------------------------
Donald P.     Trustee        5 years     Retired. Formerly,             44       None
Carter                                   Chairman, Executive Vice
Age 75                                   President and Director,
                                         Cunningham & Walsh,
                                         Inc., Chicago, an
                                         advertising agency;
                                         Chairman and Director,
                                         Moduline Industries,
                                         Inc., a manufacturer of
                                         commercial windows and
                                         curtain walls.
------------------------------------------------------------------------------------------------
Gary A.       Trustee        5 years     Private investor.              44       None
Childress                                Formerly, Chairman and
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Age 68                                   Director, Bellefonte
                                         Lime Company, Inc., a
                                         calcitic lime producer,
                                         and partner in GenLime,
                                         L.P.
------------------------------------------------------------------------------------------------
Theodore J.   Trustee        1 year      President, Coburn Group        44       Chairman and
Coburn                                   (Consulting firm).                      Director, two
Age 49                                   Formerly, Senior Vice                   registered
                                         President--Corporate                    investment
                                         Client Group, NASDAQ                    companies in
                                         Stock Market.  Formerly,                the PIMCO
                                         Partner, Brown, Coburn &                Advisors Fund
                                         Co. (investment banking                 Complex and
                                         firm).                                  Director, two
                                                                                 registered
                                                                                 investment
                                                                                 companies in
                                                                                 the PIMCO
                                                                                 Advisors Fund
                                                                                 Complex;
                                                                                 Director, Video
                                                                                 Update, Inc.
                                                                                 (retail) and
                                                                                 Measurement
                                                                                 Specialties,
                                                                                 Inc.
                                                                                 (industrial
                                                                                 transducer
                                                                                 industry).
------------------------------------------------------------------------------------------------
W. Bryant     Trustee        5 years     President, Bryant              44       None
Stooks                                   Investments, Ltd.;
Age 62                                   President, Ocotillo at
                                         Price LLC; Director,
                                         American Agritec LLC, a
                                         manufacturer of
                                         hydrophonics products.
                                         Formerly,  President,
                                         Senior Vice President,
                                         Director and Chief
                                         Executive Officer,
                                         Archirodon Group Inc.,
                                         an international
                                         construction firm;
                                         Partner Arthur Andersen
                                         & Co.
------------------------------------------------------------------------------------------------
Gerald M.     Trustee        5 years     Director, VPI Inc., a          44       None
Thorne                                   plastics company, and
Age 64                                   American Orthodontics
                                         Corp., an orthodontics
                                         manufacturer.
                                         Formerly,  President and
                                         Director, Firstar
                                         National Bank of
                                         Milwaukee and  Firstar
                                         National Bank of
                                         Sheboygan; Director,
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                         Bando-McGlocklin, a
                                         small business
                                         investment company.
------------------------------------------------------------------------------------------------

                               Interested Trustees

-------------------------------------------------------------------------------------------------

                                                                    Number of
                                                                    Portfolios
                                                                       in
                              Term of                                 Fund
                            Office and          Principal            Complex         Other
 Name         Position(s)   Length of         Occupation(s)          Overseen     Directorships
Address        Held with       Time            During Past              by           held by
and Age          Trust       Served*            5 Years              Trustee         Trustee
-------------------------------------------------------------------------------------------------
Stephen J.    Trustee and    5 years     Managing Director, ADAM    44           Chairman and
Treadway*     Chairman                   of America L.P.;                        Trustee, twelve
Age 55        of the                     Managing Director and                   other registered
              Board of                   Chief Executive Officer,                investment
              Directors                  PIMCO Advisors                          companies in
                                         Distributors LLC, PIMCO                 the ADAM of
                                         Advisors Fund Management                America Fund
                                         LLC.                                    Complex.
-------------------------------------------------------------------------------------------------

* Trustee is an "interested person" of the Trust (as defined in Section 2(a)
(19) of the 1940 Act). Please see the table under "Certain Affiliations" for information about the relationships that cause Mr. Treadway to be an interested person.

                               Executive Officers

----------------------------------------------------------------------------------------------------------------
                                         Term of
                                       Office and                             Principal
 Name                 Position(s)       Length of                           Occupation(s)
Address                Held with          Time                               During Past
and Age                  Trust           Served*                               5 Years
----------------------------------------------------------------------------------------------------------------
Newton B.          President, Chief     5 years     Managing Director, Chief Administrative Officer, General
Schott, Jr.        Executive Officer                Counsel and Secretary, PIMCO Advisors Distributors.
Age 60             and Secretary                    Managing Director, Chief Legal Officer and Secretary,
                                                    PIMCO Advisors Fund Management LLC.
----------------------------------------------------------------------------------------------------------------
Jeffrey M.         Vice President       5 years     Senior Vice President, Pacific Investment Management Company
Sargent                                             LLC ("PIMCO" or "Pacific Investment Management"), PIMCO
Age 39                                              Funds: Pacific Investment Management Series, PIMCO
                                                    Commercial Mortgage Securities Trust, Inc., PIMCO Variable
                                                    Insurance Trust and PIMCO Strategic Global Government Fund,
                                                    Inc.  Formerly, Vice President, PIMCO.
----------------------------------------------------------------------------------------------------------------
Henrik P. Larsen   Vice President       1 year      Vice President, PIMCO, PIMCO Funds:  Pacific Investment
Age 32                                              Management Series, PIMCO Commercial Mortgage Securities
                                                    Trust, Inc., PIMCO Variable Insurance
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                    Trust and PIMCO Strategic Global Government Fund, Inc.
                                                    Formerly, Manager, PIMCO.
----------------------------------------------------------------------------------------------------------------
John P. Hardaway   Treasurer and        5 years     Senior Vice President, PIMCO; Treasurer, PIMCO Funds:
Age 45             Principal                        Pacific Investment Management Series, PIMCO Commercial
                   Accounting                       Mortgage Securities Trust, Inc., PIMCO Variable Insurance
                   Officer                          Trust and PIMCO Strategic Global Government Fund, Inc.; and
                                                    Vice President,   Formerly, Vice President, PIMCO.
----------------------------------------------------------------------------------------------------------------
Garlin G. Flynn    Assistant            5 years     Specialist, PIMCO; and Secretary, PIMCO Funds: Pacific
Age 56             Secretary                        Investment Management Series, PIMCO Commercial Mortgage
                                                    Securities Trust, Inc., PIMCO Variable Insurance Trust and
                                                    PIMCO Strategic Global Government Fund, Inc.  Formerly,
                                                    Senior Fund Administrator, PIMCO.
----------------------------------------------------------------------------------------------------------------
Erik C. Brown      Assistant            1 year      Vice President and Manager, PIMCO; and Assistant Treasurer,
Age 35             Treasurer                        PIMCO Funds: Pacific Investment Management Series, PIMCO
                                                    Commercial Mortgage Securities Trust, Inc., PIMCO Variable
                                                    Insurance Trust and PIMCO Strategic Global Government Fund,
                                                    Inc.  Formerly, tax consultant with Deloitte & Touche LLP
                                                    and PricewaterhouseCoopers LLP.
----------------------------------------------------------------------------------------------------------------

Please see the following table for information about relationships between the Trust's officers and certain of the Trust's affiliates.

Certain Affiliations

The following table lists the positions held by the Trust's officers and any Trustee who is an "interested person" of the Trust with affiliated persons or principal underwriters of the Trust:

--------------------------------------------------------------------------------
                                          Positions held with
                                         affiliated persons or
                                         principal underwriters
Name                                          of the Trust
--------------------------------------------------------------------------------
Stephen J. Treadway          Managing Director, ADAM of America L.P.; Managing
                             Director and Chief Executive Officer, PIMCO
                             Advisors Distributors LLC; Managing Director and
                             Chief Executive Officer, PIMCO Advisors Fund
                             Management LLC; Chairman or Chairman and Trustee,
                             thirteen registered investment companies in the
                             fund complex that includes funds advised by PIMCO
                             Advisors Fund Management LLC (the "ADAM of America
                             Fund Complex").
--------------------------------------------------------------------------------
Newton B. Schott, Jr.        Managing Director, Chief Administrative Officer,
                             Secretary and General Counsel, PIMCO Advisors
                             Distributors; Managing Director, Chief Legal
                             Officer and Secretary, PIMCO Advisors Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Management LLC; Vice President and Secretary,
                             Municipal Advantage Fund, Inc. and eleven other
                             registered investment companies in the ADAM of
                             America Fund Complex; Secretary, Fixed Income
                             SHares.
--------------------------------------------------------------------------------
Jeffrey M. Sargent           Senior Vice President, PIMCO, PIMCO Funds: Pacific
                             Investment Management Series, PIMCO Commercial
                             Mortgage Securities Trust, Inc., PIMCO Variable
                             Insurance Trust and PIMCO Strategic Global
                             Government Fund, Inc.
--------------------------------------------------------------------------------
Henrik P. Larsen             Vice President, PIMCO, PIMCO Funds: Pacific
                             Investment Management Series, PIMCO Commercial
                             Mortgage Securities Trust, Inc., PIMCO Variable
                             Insurance Trust and PIMCO Strategic Global
                             Government Fund, Inc.
--------------------------------------------------------------------------------
John P. Hardaway             Senior Vice President, PIMCO; and Treasurer, PIMCO
                             Funds: Pacific Investment Management Series, PIMCO
                             Commercial Mortgage Securities Trust, Inc., PIMCO
                             Variable Insurance Trust and PIMCO Strategic Global
                             Government Fund, Inc.
--------------------------------------------------------------------------------
Garlin G. Flynn              Specialist, PIMCO; and Secretary, PIMCO Funds:
                             Pacific Investment Management Series, PIMCO
                             Commercial Mortgage Securities Trust, Inc., PIMCO
                             Variable Insurance Trust and PIMCO Strategic Global
                             Government Fund, Inc.
--------------------------------------------------------------------------------
Erik C. Brown                Vice President, PIMCO; and Assistant Treasurer,
                             PIMCO Funds: Pacific Investment Management Series,
                             PIMCO Commercial Mortgage Securities Trust, Inc.,
                             PIMCO Variable Insurance Trust and PIMCO Strategic
                             Global Government Fund, Inc.
--------------------------------------------------------------------------------

Committees of the Board of Trustees

     The Trust's Dividend Committee is composed of all of the members of the Trust's Board of Trustees. The Dividend Committee has the power to declare dividends from the net investment income and distributions from the net capital gains of each Fund, in accordance with each Fund's distribution policies as set forth in the Trust's Prospectuses and this Statement of Additional Information. The amount of each such dividend or distribution is determined with a view toward distributing annually substantially all of each Fund's net investment income and net realized capital gains, if any, after giving effect to any available capital loss carry-over. The Board, acting as the Dividend Committee, approves all dividends annually.

     The Trust's Audit Oversight Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The principal function of the Audit Oversight Committee is to provide assistance to the Trustees in fulfilling their responsibility to shareholders and potential shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust. The Audit Oversight Committee convened four times during the fiscal year ended June 30, 2002.

     The Trust's Valuation Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Valuation Committee has been delegated responsibility by the Trust's Board of Trustees for making determinations of the fair value of the Funds' securities on behalf of the Board in accordance with the Funds' valuation procedures. The Valuation Committee convened twenty times during the fiscal year ended June 30, 2002.

     The Trust's Nominating Committee is composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (Messrs. Cannon, Carter, Childress, Coburn, Stooks and Thorne). The Nominating Committee's responsibilities include the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. This committee does not normally consider nominees recommended by shareholders. The Nominating Committee convened three times during the fiscal year ended June 30, 2002.

Securities Ownership

     For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002: [To be updated by post-effective amendment.]

----------------------------------------------------------------------------------------------------
                                   Dollar Range of Equity         Aggregate Dollar Range of Equity
                                      Securities in          Securities in All Registered Investment
                              Each Fund or Series Overseen   Companies Overseen by Trustee in Family
    Name of Trustee                   by the Trustee                  of Investment Companies
----------------------------------------------------------------------------------------------------
                                    Ranges:                               Ranges:
                                    ----------------                      ----------------
                                    None                                  None
                                    $1-$10,000                            $1-$10,000
                                    $10,001-$50,000                       $10,001-$50,000
                                    $50,001-$100,000                      $50,001-$100,000
                                    Over $100,000                         Over $100,000
----------------------------------------------------------------------------------------------------
E. Philip Cannon                                                          Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Innovation                   Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Growth                       Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Target                       Over $100,000
----------------------------------------------------------------------------------------------------
Donald P. Carter                                                          Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Renaissance                  $50,001-$100,000
----------------------------------------------------------------------------------------------------
   PEA Value                        Over $100,000
----------------------------------------------------------------------------------------------------
   CCM Capital Appreciation         $10,001-$50,000
----------------------------------------------------------------------------------------------------
   Global Innovation                $1-$10,000
----------------------------------------------------------------------------------------------------
   PEA Growth                       $50,001-$100,000
----------------------------------------------------------------------------------------------------
   PEA Innovation                   $10,001-$50,000
----------------------------------------------------------------------------------------------------
   RCM Mid-Cap Growth               $10,001-$50,000
----------------------------------------------------------------------------------------------------
   Select Growth                    $10,001-$50,000
----------------------------------------------------------------------------------------------------
   PEA Target                       $10,001-$50,000
----------------------------------------------------------------------------------------------------
   PEA Growth & Income              $1-$10,000
----------------------------------------------------------------------------------------------------
   NFJ Equity Income                $1-$10,000
----------------------------------------------------------------------------------------------------
   PEA Opportunity                  $10,001-$50,000
----------------------------------------------------------------------------------------------------
Gary A. Childress                                                         Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Target                       Over $100,000
----------------------------------------------------------------------------------------------------
   RCM Mid-Cap Growth               Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Renaissance                  Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Value                        Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Opportunity                  $1-$10,000
----------------------------------------------------------------------------------------------------
   RCM International                $1-$10,000
----------------------------------------------------------------------------------------------------
   CCM Capital Appreciation         $1-$10,000
----------------------------------------------------------------------------------------------------
   PEA Innovation                   $1-$10,000
----------------------------------------------------------------------------------------------------
   PEA Growth & Income              $1-$10,000
----------------------------------------------------------------------------------------------------
   NFJ Small-Cap Value              $10,001-$50,000
----------------------------------------------------------------------------------------------------
W. Bryant Stooks                                                          Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Target                       $10,001-$50,000
----------------------------------------------------------------------------------------------------
   PEA Renaissance                  $10,001-$50,000
----------------------------------------------------------------------------------------------------
   RCM Global Equity                $10,001-$50,000
----------------------------------------------------------------------------------------------------
Gerald M. Thorne                                                          Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Target                       $50,001-$100,000
----------------------------------------------------------------------------------------------------
   PEA Growth                       $50,001-$100,000
----------------------------------------------------------------------------------------------------
   Global Innovation                Over $100,000
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
   Select Growth                    $10,001-$50,000
----------------------------------------------------------------------------------------------------
Theodore J. Coburn                  None                                  None
----------------------------------------------------------------------------------------------------
Stephen J. Treadway                                                       Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Growth                       Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Innovation                   Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Renaissance                  Over $100,000
----------------------------------------------------------------------------------------------------
   PEA Value                        Over $100,000
----------------------------------------------------------------------------------------------------

     For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2002:

----------------------------------------------------------------------------------------------
                     Name of Owners
                         and
                     Relationships                                Value of
Name of Trustee        to Trustee     Company   Title of Class   Securities   Percent of Class
----------------------------------------------------------------------------------------------
E. Philip Cannon          N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------
Donald P. Carter          N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------
Gary A. Childress         N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------
W. Bryant Stooks          N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------
Gerald M. Thorne          N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------
Theodore J. Coburn        N/A           N/A          N/A            N/A             N/A
----------------------------------------------------------------------------------------------

Trustees' Compensation

     Trustees, other than those affiliated with ADAM of America, a Sub-Adviser, or Pacific Investment Management, receive a quarterly retainer of $14,250, plus $3,000 for each Board of Trustees meeting attended in person and $1,500 for each meeting attended telephonically and $1,500 for each Audit and Performance Committee meeting attended in person, plus reimbursement of related expenses. The Chairman of the Audit and Performance Committees receives an additional annual retainer of $3,000, the Chairman of the Independent Trustees receives an additional annual retainer of $7,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $4,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below), although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2003 (other Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust):

------------------------------------------------------------------------------------------------
                                         Pension or
                                         Retirement                          Total Compensation
                         Aggregate     Benefits Accrued   Estimated Annual   from Trust and Fund
  Name of Person,       Compensation   as Part of Trust    Benefits Upon     Complex/1/ Paid to
     Position            from Trust       Expenses           Retirement           Trustees
------------------------------------------------------------------------------------------------
E. Philip Cannon/2/       [$75,750]          [$0]               [$0]             [$186,471]
------------------------------------------------------------------------------------------------
Donald P. Carter         $ [86,750]          [$0]               [$0]             [$ 90,791]
------------------------------------------------------------------------------------------------
Gary A. Childress         [$78,125]          [$0]               [$0]             [$ 80,353]
------------------------------------------------------------------------------------------------
Theodore J. Coburn/3/     [$18,750]          [$0]               [$0]             [$ 18,750]
------------------------------------------------------------------------------------------------
Richard L. Nelson/4/      [$52,750]          [$0]               [$0]             [$147,744]
------------------------------------------------------------------------------------------------
Lyman W. Porter/2/, /4/   [$52,000]          [$0]               [$0]             [$146,587]
------------------------------------------------------------------------------------------------
Alan Richards/4/          [$53,750]          [$0]               [$0]             [$159,060]
------------------------------------------------------------------------------------------------
W. Bryant Stooks          [$78,125]          [$0]               [$0]             [$ 80,921]
------------------------------------------------------------------------------------------------
Gerald M. Thorne/2/       [$75,750]          [$0]               [$0]             [$ 79,525]
------------------------------------------------------------------------------------------------

As disclosed in more detail in the Shareholders' Guide, each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, PIMCO Advisors Fund Management, Pacific Investment Management or the Distributor, and certain other affiliates of PIMCO Advisors Fund Management, Pacific Investment Management or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.

Codes of Ethics

     The Trust, PIMCO Advisors Fund Management, PIMCO Equity Advisors, Cadence, NFJ, Parametric, Dresdner, Nicholas-Applegate and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

----------
     /1/ The amounts listed in the column captioned "Total Compensation from Trust and Fund Complex Paid to Trustees" include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees), Pacific Select Fund and Pacific Funds (for Messrs. Nelson, Porter, and Richards) and PIMS, PVIT and PCM (for Mr. Cannon) for the twelve-month period ended June 30, 2003. Mr. Cannon also serves as Trustee of PIMS, PVIT, and PCM and received compensation for the period ended June 30, 2003. By virtue of having PIMCO Advisors Fund Management or an affiliate of PIMCO Advisors Fund Management as investment adviser, the Trust, PIMS, PVIT, PCM and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

     /2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: [Cannon - $75,750, $171,750; Nelson- $0, $13,000; Porter - $52,000, $92,150; and Thorne -
$75,750, $75,750].

     /3/ Mr. Coburn joined the Board in April 2002.

     /4/ Messrs. Nelson, Porter and Richards resigned as Trustees in September, 2001. These former Trustees currently receive the following compensation in return for providing advisory and consulting services to the Board of Trustees:
$13,000 per quarter beginning with the quarter ending December 31, 2001 through March 31, 2003.

Investment Adviser

     PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management" or the "Adviser") serves as investment adviser to each of the Funds (except for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds)* pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors Fund Management and the Trust. The Adviser is a wholly owned indirect subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"). ADAM of America, acting through its PIMCO Advisors division, was the former investment adviser to the Trust. ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life owns an indirect minority equity interest in ADAM of America. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc. ("Allianz of Amercia"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz Aktiengesellschaft ("Allianz AG"). Allianz Dresdner Asset Management of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in ADAM of America. Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. ADAM of America's address is 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.

     The general partner of ADAM of America has substantially delegated its management and control of ADAM of America to an Executive Committee. The Executive Committee of ADAM of America is comprised of William S. Thompson, Jr. and David C. Flattum.

     The Adviser is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. The Adviser and its investment management affiliates had approximately $[____] of assets under management as of June 30, 2003.

     Allianz of America has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in ADAM of America. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following May 5, 2000, to purchase at a formula-based price all ADAM of America's units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of ADAM of America's units owned directly or indirectly by Pacific Life.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Allianz AG in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais, Munich Re and HypoVereinsbank, as well as certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Klienwort Wasserstein, Dresdner Kleinwort Benson and Grantchester Securities, Inc., may be considered to be affiliated persons of the Manager and NACM. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. NACM does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

Advisory Agreement

----------
* For these seven Funds, the Funds' portfolio managers, acting in their capacity as officers of the Trust, have full investment discretion and make all determinations with respect to the investment of a Fund's assets.

     Except in the case of the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, the Adviser, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. The Adviser also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, for all of the Funds except the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds, and PPA Tax-Efficient Structured Emerging Markets Funds, which are sub-advised by an unaffiliated Sub-Adviser, the Adviser has engaged affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Adviser will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

     The Adviser selects the Underlying Funds in which the Asset Allocation Fund invests. The Adviser's Asset Allocation Committee is responsible for determining how the assets of the Asset Allocation Fund are allocated and reallocated from time to time among the Underlying PIMCO Funds selected by the Adviser. The Asset Allocation Fund does not pay any fees to the Adviser in return for these services under the Advisory Agreement. The Asset Allocation Fund does, however, indirectly pay a proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management by the Underlying PIMCO Funds in which the Asset Allocation Fund invests.

     The Adviser selects the Disciplines in which the Multi-Discipline Portfolio invests and, subject to the approval of the Trustees and, when required, the shareholders of the Portfolio, selects the Sub-Adviser for the Discipline. The Adviser' is responsible for determining how the assets of the Multi-Discipline Portfolio are allocated and reallocated from time to time among the Disciplines selected by the Adviser. The Multi-Discipline Portfolio pays fees to the Adviser in return for these services under the Advisory Agreement.

     Under the terms of the Advisory Agreement, the Adviser is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of the Adviser to the Trust are not exclusive under the terms of the Advisory Agreement. The Adviser is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days' written notice to the Adviser.

     Each Fund's Advisory Agreement and Portfolio Management Agreement provide that the Adviser or the relevant Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds are not advised by the Adviser and therefore do not have an Advisory Agreement with the Adviser. Instead, the portfolio managers for each of these Funds, acting in their capacity as officers of the Trust, have full investment discretion and make all determinations with respect to the investment of a Fund's assets. The portfolio managers for these Funds do not receive a fee from such Funds in connection with the provision of investment advisory services to the Funds. These Funds are not currently offered for sale to the public.

     The Adviser currently receives a monthly investment advisory fee from each Fund (except for the Asset Allocation, NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds) at the following annual rates (based on the average daily net assets of the particular Funds):

                                                                                      Advisory
Fund                                                                                  Fee Rate
----                                                                                  --------
PEA Value, CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap,
   NFJ Equity Income, NFJ Basic Value, PPA Tax-Efficient
   Structured Emerging Markets and RCM Large-Cap Growth Funds......................     0.45%
RCM Mid-Cap Fund...................................................................     0.47%
PEA Growth, RCM International Growth Equity, NACM Core Equity,
   NACM Growth and NACM Value Funds................................................     0.50%
PEA Target Fund....................................................................     0.55%
NFJ Small-Cap Value, PEA Renaissance, PEA Growth & Income and RCM Tax-Managed
  Growth Funds.....................................................................     0.60%
PEA Opportunity, PEA Innovation and NACM Flex-Cap Value Funds......................     0.65%
NACM Global and NACM International Funds...........................................     0.70%
RCM Small-Cap Fund.................................................................     0.72%
RCM Global Healthcare and RCM Europe Funds.........................................     0.80%
RCM Biotechnology and NACM Pacific Rim Funds.......................................     0.90%
RCM Global Technology Fund.........................................................     0.95%
RCM Global Small-Cap and RCM Emerging Markets Funds................................     1.00%
CCM Emerging Companies Fund........................................................     1.25%

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract:

                                                      Year        Year          Year
                                                      Ended       Ended         Ended
Fund                                                 6/30/03     6/30/02       6/30/01
----                                                 -------   -----------   -----------
PEA Value Fund                                        $[__]    $ 2,167,949   $   991,439
NFJ Small-Cap Value Fund                              $[__]      3,200,641     1,911,677
Select Growth Fund/(1)/                               $[__]        254,241       283,609
PEA Growth & Income Fund                              $[__]        474,512        87,203
CCM Capital Appreciation Fund                         $[__]      3,166,137     3,641,124
CCM Mid-Cap Fund/(1)/                                 $[__]      4,267,633     4,985,396
CCM Emerging Companies Fund/(1)/                      $[__]      3,012,430     2,907,583
PEA Renaissance Fund                                  $[__]      7,210,822     4,838,751
PEA Growth Fund                                       $[__]      7,299,919    12,303,201
PEA Target Fund                                       $[__]      7,551,258    11,479,530
PEA Opportunity Fund                                  $[__]      2,462,723     3,381,505
PEA Innovation Fund                                   $[__]      1,386,252    27,373,864
Healthcare Innovation Fund/(1)/                       $[__]          7,161         9,440
Select International Fund/(1)/                        $[__]         41,755       157,018
PPA Tax-Efficient Equity Fund/(1)/                    $[__]         81,781       233,054
Structured Emerging Markets Fund/(1)/                 $[__]              0       133,191
PPA Tax-Efficient Structured Emerging Markets Fund    $[__]        350,580       346,619
CCM Focused Growth Fund                               $[__]         10,150        15,678
Global Innovation Fund/(1)/                           $[__]      1,709,665     2,516,246
NACM Flex-Cap Value Fund                              $[__]           [__]           N/A

NACM Core Equity Fund                                 $[__]           [__]           N/A
NACM Global Fund                                      $[__]           [__]           N/A
NACM Growth Fund                                      $[__]           [__]           N/A
NACM International Fund                               $[__]           [__]           N/A
NACM Pacific Rim Fund                                 $[__]           [__]           N/A
NACM Value Fund                                       $[__]            N/A           N/A
NFJ Basic Value Fund                                  $[__]          6,223         4,627
NFJ Equity Income Fund                                $[__]        183,057       204,706
Asset Allocation Fund                                 $[__]              0             0
30/70 Portfolio/(1)/                                  $[__]              0             0
90/10 Portfolio/(1)/                                  $[__]              0             0
RCM Large-Cap Growth Fund                             $[__]        935,795           N/A
RCM Tax-Managed Growth Fund                           $[__]         54,959           N/A
RCM Mid-Cap Fund                                      $[__]      3,307,507           N/A
RCM Small-Cap Fund                                    $[__]        741,680           N/A
RCM Global Small-Cap Fund                             $[__]        163,476           N/A
RCM Global Technology Fund                            $[__]      3,574,390           N/A
RCM Global Equity Fund                                $[__]          8,241           N/A
RCM International Growth Equity Fund                  $[__]        834,092           N/A
RCM Emerging Markets Fund                             $[__]         86,808           N/A
RCM Europe Fund                                       $[__]        334,929           N/A
RCM Biotechnology Fund                                $[__]      5,198,393           N/A
RCM Global Healthcare Fund                            $[__]      1,900,519           N/A

TOTAL                                                 $[__]    $82,495,678   $77,805,461

----------
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Portfolio Management Agreements

     The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. The Adviser currently has eight investment management affiliates which are also subsidiaries of ADAM of America, the following four of which manage one or more of the Funds: PIMCO Equity Advisors LLC ("PIMCO Equity Advisors"), Cadence Capital Management LLC ("Cadence" ), NFJ Investment Group L.P. ("NFJ") and Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate"). Dresdner RCM Global Investors LLC ("Dresdner"), a subsidiary of Allianz AG and an affiliate of the Adviser, is the Sub-Adviser for the PIMCO RCM Funds. Parametric Portfolio Associates ("Parametric"), another Sub-Adviser, was formerly an affiliate of the Adviser, but is no longer affiliated with the Adviser. For services provided to the Funds (except for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds), the Adviser (and not the Funds) pays the Sub-Advisers at the rates set forth in the Portfolio Management Agreements. The NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Funds do not pay any advisory fees for the investment advisory services provided by their portfolio managers. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Shareholders of each Fund (except the PEA Innovation, CCM Mid-Cap, CCM Emerging Companies, NFJ Equity Income and NFJ Basic Value Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission. One of the conditions requires the Board of Trustees to approve any such agreement. In addition, the exemptive order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless such affiliates are substantially wholly-owned by ADAM of America. The Adviser has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.

PIMCO Equity Advisors

     PIMCO Equity Advisors, an indirect wholly-owned subsidiary of ADAM of America, acts as the Sub-Adviser and provides investment advisory services to the PEA Value, PEA Growth, PEA Target, PE A Opportunity, PEA Innovation, PEA Renaissance and PEA Growth & Income Funds. Accounts managed by PIMCO Equity Advisors had combined assets as of June 30, 2003, of approximately $[8.1] billion. For services provided to these Funds, the Adviser (not the Trust) pays PIMCO Equity Advisors a monthly fee at the following annual rates: 0.35% for the PEA Value Fund, 0.40% for the PEA Growth Fund, 0.45% for the PEA Target and PEA Growth & Income Funds, 0.50% for the PEA Renaissance Fund and 0.55% for the PEA Opportunity and PEA Innovation Funds and the Large-Cap Value Equity Discipline of the Multi-Discipline Portfolio. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Prior to March 6, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the PEA Growth & Income Fund until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees. Prior to May 8, 2000, NFJ served as Sub-Adviser to the PEA Value Fund.

Parametric

     Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the PPA Tax-Efficient Structured Emerging Markets Fund. For the services provided to the Fund, the Adviser (not the Trust) pays Parametric a monthly fee at the annual rate: 0.35% of the Fund's average daily net assets.

     Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987. PPA Acquisition LLC owns 100% of Parametric. PPA Acquisition LLC is owned by the current managing directors of Parametric and an investor group led by Orca Bay Partners. Parametric is located at 1151 Fairview Avenue N., Seattle, Washington 98109. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of June 30, 2003, of approximately $[135 million].

Cadence

     Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the CCM Focused Growth, CCM Capital Appreciation, CCM Mid-Cap and CCM Emerging Companies Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the CCM Focused Growth Fund, 0.35% for the CCM Capital Appreciation Fund, 0.35% for the CCM Mid-Cap Fund, and 1.15% for the CCM Emerging Companies Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. Cadence is located at 265 Franklin Street, 11th Floor, Boston, Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of June 30, 2003, of approximately $[4.9] billion.

NFJ

     Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the NFJ Small-Cap Value, NFJ Basic Value and NFJ Equity Income Funds along with the Small-Cap Value Equity Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund):
0.50% for the NFJ Small-Cap Value Fund and Small-Cap Value Equity Discipline of the Multi-Discipline Portfolio, 0.35% for the NFJ Equity Income Fund and 0.35% for the NFJ Basic Value Fund.

     NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of June 30, 2003, of approximately $[3.0] billion.

Nicholas-Applegate

     Pursuant to a Portfolio Management Agreement between the Adviser and Nicholas-Applegate, Nicholas-Applegate is the Sub-Adviser and provides investment advisory services to the NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds and the International Equity Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays Nicholas-Applegate a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.40% for the NACM Core Equity, NACM Growth and NACM Value Funds, 0.55% for the NACM Flex-Cap Value Fund, 0.60% for the NACM Global and NACM International Funds and International Equity Discipline of the Multi-Discipline Portfolio and 0.80% for the NACM Pacific Rim Fund.

     Nicholas-Applegate is an investment management firm organized as a Delaware limited liability company (formerly Nicholas-Applegate Capital Management, a California limited partnership). Nicholas-Applegate is located at 600 West Broadway, San Diego, California 92101. Nicholas-Applegate was organized in 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. Accounts managed by Nicholas-Applegate had combined assets, as of June 30, 2003, of approximately $[16.9] billion.

Dresdner

     Pursuant to a Portfolio Management Agreement between the Adviser and Dresdner, Dresdner provides investment services to the RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Large-Cap Growth, RCM Mid-Cap, RCM Small-Cap, RCM Tax-Managed Growth, RCM Biotechnology, RCM International Growth Equity, RCM Emerging Markets and RCM Europe Funds and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio. For the services provided, the Adviser (not the Trust) pays Dresdner a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular
Fund): 0.90% for the RCM Global Small-Cap Fund, 0.85% for the RCM Global Technology Fund, 0.70% for the RCM Global Healthcare Fund, 0.35% for the RCM Large-Cap Growth Fund and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio, 0.50% for the RCM Tax-Managed Growth Fund, 0.37% for the RCM Mid-Cap Fund, 0.62% for the RCM Small-Cap Fund, 0.80% for the RCM Biotechnology Fund, 0.40% for the RCM International Growth Equity Fund, 0.90% for the RCM Emerging Markets Fund and 0.70% for the RCM Europe Fund.

     Dresdner RCM Global Investors LLC is a Delaware limited liability company. Organized in 1998, it is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of June 30, 2003, Dresdner had approximately $[31] billion in assets under management.

Information about the portfolio managers for the NFJ Large-Cap Value, NFJ International Value, Large-Cap Value, International Value, Balanced Value, Core Equity, Small-Cap Value, Disciplined Value and Mid-Cap Value Fund is set forth in the prospectus for these Funds, which is incorporated herein by reference.

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (the following does not include the PIMCO NACM Funds, which have only recently commenced operations):

                                                      Year        Year           Year
                                                      Ended       Ended         Ended
                                                     6/30/03    6/30/02        6/30/01
                                                     -------   -----------   -----------
Former Equity Income Fund/(1)/                        $[__]    $       N/A   $     3,096
PEA Value Fund                                        $[__]      1,686,182           N/A
NFJ Small-Cap Value Fund                              $[__]      2,667,201     1,597,026
Select Growth Fund/(1)/                               $[__]        211,868           N/A
PEA Growth & Income Fund                              $[__]        355,884           N/A
CCM Capital Appreciation Fund                         $[__]      2,462,551     2,851,542
CCM Mid-Cap Fund/(1)/                                 $[__]      3,319,269     3,890,869
CCM Emerging Companies Fund/(1)/                      $[__]      2,579,205     2,694,393
Small-Cap Fund/(1)/                                   $[__]              0        28,103
Enhanced Equity Fund/(1)/                             $[__]              0       145,635
Balanced Fund/(1)/                                    $[__]            N/A           N/A
PEA Renaissance Fund                                  $[__]     14,339,245           N/A
PEA Growth Fund                                       $[__]      5,839,935           N/A
PEA Target Fund                                       $[__]      6,178,302           N/A
PEA Opportunity Fund                                  $[__]      2,083,842           N/A
PEA Innovation Fund                                   $[__]      9,635,366           N/A
Healthcare Innovation Fund/(1)/                       $[__]              0           N/A
International Fund/(1)/                               $[__]            N/A       378,749

Select International Fund/(1)/                        $[__]        236,001       118,873
Select World Fund/(1)/                                $[__]              0         2,169
Europe Growth Fund/(1)/                               $[__]              0         2,851
New Asia Fund/(1)/                                    $[__]              0         3,718
Emerging Markets Fund/(1)/                            $[__]              0         2,989
PPA Tax-Efficient Equity Fund/(1)/                    $[__]        141,385       181,718
Structured Emerging Markets Fund/(1)/                 $[__]         63,365       104,648
PPA Tax-Efficient Structured Emerging Markets Fund    $[__]        272,673       272,539
CCM Focused Growth Fund                               $[__]          7,895        12,235
Global Innovation Fund/(1)/                           $[__]      1,367,732           N/A
NACM Flex-Cap Value Fund                              $[__]            N/A           N/A
NACM Core Equity Fund                                 $[__]            N/A           N/A
NACM Global Fund                                      $[__]            N/A           N/A
NACM Growth Fund                                      $[__]            N/A           N/A
NACM International Fund                               $[__]            N/A           N/A
NACM Pacific Rim Fund                                 $[__]            N/A           N/A
NACM Value Fund                                       $[__]            N/A           N/A
NFJ Basic Value Fund                                  $[__]          4,839         3,605
NFJ Equity Income Fund                                $[__]        139,281       155,584
RCM Balanced Fund/(1)/                                $[__]         67,418           N/A
RCM Large-Cap Growth Fund                             $[__]        392,154           N/A
RCM Tax-Managed Growth Fund                           $[__]         17,943           N/A
RCM Mid-Cap Fund                                      $[__]        854,608           N/A
RCM Small-Cap Fund                                    $[__]        131,345           N/A
RCM Global Small-Cap Fund                             $[__]         56,493           N/A
RCM Global Technology Fund                            $[__]      1,297,144           N/A
RCM Global Equity Fund                                $[__]          3,648           N/A
RCM International Growth Equity Fund                  $[__]        251,456           N/A
RCM Emerging Markets Fund                             $[__]         40,189           N/A
RCM Europe Fund                                       $[__]         98,666           N/A
RCM Biotechnology Fund                                $[__]      1,636,541           N/A
RCM Global Healthcare Fund                            $[__]        637,354           N/A

TOTAL                                                 $[__]    $59,076,992   $12,444,149

----------
(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Basis for Approval of the Advisory Agreement and Portfolio Management Agreements

     In determining to approve the Advisory Agreement and the Portfolio Management Agreements, the Trustees met with the relevant investment advisory personnel from the adviser and sub-advisers and considered information relating to the education, experience and number of investment professionals and other personnel providing services under the applicable agreement. See "Management of the Funds" in the Prospectus and "Management of the Trust - Investment Adviser" and "Management of the Trust - Portfolio Management Agreements" in this Statement of Additional Information. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the PIMCO Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the adviser and sub-advisers to the Funds were appropriate to fulfill effectively the duties of the adviser and sub-advisers under the applicable agreement. The Trustees also considered the business reputation of the adviser and sub-advisers, their financial resources and its professional liability insurance coverage and concluded that the they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

     The Trustees received information concerning the investment philosophy and investment process applied by each Sub-Adviser in managing the Funds. In this connection, the Trustees considered each Sub-Adviser's in-house research capabilities as well as other resources available to each Sub-Adviser's personnel, including research services available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that each

Sub-Adviser's investment process, research capabilities and philosophy were well suited to the relevant Funds, given each Fund's investment objectives and policies.

     The Trustees considered the scope of the services provided by the adviser and sub-advisers to the Funds under the Advisory Agreement and Portfolio Management Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the adviser's and sub-advisers' standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Advisory Agreement" above. The Trustees concluded that the scope of the adviser's and sub-advisers' services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

     The Trustees considered the quality of the services provided by the adviser and sub-advisers to the Funds. The Trustees also evaluated the procedures of the adviser and sub-advisers designed to fulfill the their fiduciary duty to the Funds with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees) (see "Management of the Trust - Codes of Ethics" above), the procedures by which each Sub-Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of each Sub-Adviser in these matters. The Trustees also received information concerning standards of the adviser and sub-adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions and Brokerage" below.

     In approving the agreements, the Trustees also considered so-called "fallout benefits" to the Adviser and each Sub-Adviser such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Funds and the fact that the Adviser and each Sub-Adviser will receive services from brokers who execute portfolio transactions for the Trust. See "Portfolio Transactions and Brokerage."

Fund Administrator

     In addition to its services as Adviser, PIMCO Advisors Fund Management serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors Fund Management has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors Fund Management may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund (each expressed as a percentage of the Fund's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

                             Administrative Fee Rate

----------------------------------------------------------------------------------------------------------------
                                 Institutional
                                      and                      Class A, Class B,
                                Administrative                    and Class C                  Class D   Class R
         Fund                      Classes*                         Shares*                   Shares**    Shares
----------------------------------------------------------------------------------------------------------------
PEA Value Fund                      0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NFJ Small-Cap Value Fund            0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PEA Growth & Income Fund            0.25%        0.50% of the first $2.5 billion               0.75%      0.50%
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
CCM Focused Growth Fund             0.25%                            N/A                        N/A        N/A
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                 Institutional
                                      and                      Class A, Class B,
                                Administrative                    and Class C                  Class D   Class R
         Fund                      Classes*                         Shares*                   Shares**    Shares
----------------------------------------------------------------------------------------------------------------
CCM Capital Appreciation Fund       0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
CCM Mid-Cap Fund                    0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
CCM Emerging Companies Fund         0.25%                            N/A                       N/A         N/A
----------------------------------------------------------------------------------------------------------------
PEA Renaissance Fund                0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PEA Growth Fund                     0.25%        0.40% of first $2.5 billion                   0.65%      0.50%
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PEA Target Fund                     0.25%        0.40% of first $2.5 billion                   0.65%       N/A
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PEA Opportunity Fund                0.25%        0.40% of first $2.5 billion                   0.65%       N/A
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PEA Innovation Fund                 0.25%        0.40% of first $2.5 billion                   0.65%       N/A
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
PPA Tax-Efficient Structured        0.50%                            N/A                       N/A         N/A
Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------
NFJ Equity Income Fund              0.25%        0.50% of first $2.5 billion                   0.75%      0.50%
                                                 0.45% of amounts in excess of $2.5
                                                 billion
----------------------------------------------------------------------------------------------------------------
NFJ Basic Value Fund                0.25%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
Asset Allocation Fund               0.10%***     0.40% of first $2.5 billion                   N/A         N/A
                                                 0.35% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
Multi-Discipline Portfolio          0.30%        0.50% of first $2.5 billion                   0.50%      0.50%
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM International Growth            0.50%        0.70% of first $2.5 billion                   0.95%       N/A
Equity Fund                                      0.65% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM Emerging Markets Fund           0.50%        0.70% of first $2.5 billion                   0.95%       N/A
                                                 0.65% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM Europe Fund                     0.50%        0.70% of first $2.5 billion                   0.95%       N/A
                                                 0.65% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM Global Small-Cap Fund           0.40%        0.60% of first $2.5 billion                   0.85%       N/A
                                                 0.55% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM Global Technology Fund          0.40%        0.55% of first $2.5 billion                   0.80%       N/A
                                                 0.50% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                 Institutional
                                      and                      Class A, Class B,
                                Administrative                    and Class C                  Class D   Class R
         Fund                      Classes*                         Shares*                   Shares**    Shares
----------------------------------------------------------------------------------------------------------------
RCM Global Healthcare               N/A          0.55% of first $2.5 billion                   0.80%       N/A
Fund                                             0.50% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
RCM Large-Cap Growth Fund           0.30%        0.50% of first $2.5 billion                   0.75%      0.50%
                                                 0.45% of amounts in excess of $2.5
                                                 billion
----------------------------------------------------------------------------------------------------------------
RCM Tax-Managed Growth Fund         0.30%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5
                                                 billion
----------------------------------------------------------------------------------------------------------------
RCM Mid-Cap Fund                    0.30%        0.50% of first $2.5 billion                   0.75%      0.50%
                                                 0.45% of amounts in excess of $2.5
                                                 billion
----------------------------------------------------------------------------------------------------------------
RCM Small-Cap Fund                  0.30%                            N/A                        N/A        N/A
----------------------------------------------------------------------------------------------------------------
RCM Biotechnology Fund              N/A          0.45% of first $2.5 billion                   0.70%       N/A
                                                 0.40% of amounts in excess of $2.5
                                                 billion
----------------------------------------------------------------------------------------------------------------
NACM Flex-Cap Value Fund            0.30%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM Core Equity Fund               0.30%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM Global Fund                    0.40%        0.60% of first $2.5 billion                   0.85%      0.60%
                                                 0.55% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM Growth Fund                    0.30%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM International Fund             0.50%        0.70% of first $2.5 billion                   0.95%      0.70%
                                                 0.65% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM Pacific Rim Fund               0.50%        0.70% of first $2.5 billion                   0.95%       N/A
                                                 0.65% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
NACM Value Fund                     0.30%        0.50% of first $2.5 billion                   0.75%       N/A
                                                 0.45% of amounts in excess of $2.5 billion
----------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                0.30%        0.50%                                         N/A         N/A
----------------------------------------------------------------------------------------------------------------
International Value Fund            0.50%        0.70%                                         N/A         N/A
----------------------------------------------------------------------------------------------------------------
Balanced Value Fund                 0.30%        0.50%                                         N/A         N/A
----------------------------------------------------------------------------------------------------------------
Core Equity Fund                    0.30%        N/A                                           N/A         N/A
----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                0.30%        N/A                                           N/A         N/A
----------------------------------------------------------------------------------------------------------------
Disciplined Value Fund              0.30%        N/A                                           N/A         N/A
----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                  0.30%        N/A                                           N/A         N/A
----------------------------------------------------------------------------------------------------------------

* The Administrator receives administrative fees based on a Fund's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of the Asset Allocation Fund reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of the Fund would be 0.15% per annum.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors Fund Management, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses;
(iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors Fund Management, PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D, Class R or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity and PEA Innovation Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors Fund Management, on 60 days' written notice to PIMCO Advisors Fund Management.

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors Fund Management or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the aggregate amount of the administration fees paid by the Funds was as follows (those Funds which have only recently commenced operations and did not pay administrative fees during the periods shown are not included):

                                                       Year        Year          Year
                                                      Ended       Ended         Ended
Fund                                                 6/30/03     6/30/02       6/30/01
----                                                 -------   -----------   -----------
PEA Value Fund                                        $[__]      1,743,407       764,790
NFJ Small-Cap Value Fund                              $[__]      2,024,607     1,196,025
Select Growth Fund/(1)/                               $[__]        152,203       183,873
PEA Growth & Income Fund                              $[__]        305,223        51,398
CCM Capital Appreciation Fund                         $[__]      2,147,587     2,418,667
CCM Mid-Cap Fund/(1)/                                 $[__]      2,804,796     3,291,403

CCM Emerging Companies Fund/(1)/                      $[__]        602,486       581,517
PEA Renaissance Fund                                  $[__]     11,025,246     3,197,583
PEA Growth Fund                                       $[__]      5,795,556     9,703,273
PEA Target Fund                                       $[__]      5,411,000     8,306,572
PEA Opportunity Fund                                  $[__]      1,390,396     1,976,964
PEA Innovation Fund                                   $[__]      6,967,895    15,982,199
Healthcare Innovation/(1)/                            $[__]         10,606         4,176
Select International Fund/(1)/                        $[__]        378,800       126,358
PPA Tax-Efficient Equity Fund/(1)/                    $[__]        139,417       179,873
Structured Emerging Markets Fund/(1)/                 $[__]              0       147,990
PPA Tax-Efficient Structured Emerging Markets Fund    $[__]        389,532       385,132
CCM Focused Growth Fund                               $[__]          5,639         8,710
Global Innovation Fund/(1)/                           $[__]      1,025,490     1,509,003
NACM Flex-Cap Value Fund                              $[__]            N/A           N/A
NACM Core Equity Fund                                 $[__]            N/A           N/A
NACM Global Fund                                      $[__]            N/A           N/A
NACM Growth Fund                                      $[__]            N/A           N/A
NACM International Fund                               $[__]            N/A           N/A
NACM Pacific Rim Fund                                 $[__]            N/A           N/A
NACM Value Fund                                       $[__]            N/A           N/A
NFJ Basic Value Fund                                  $[__]          3,457         2,571
NFJ Equity Income Fund                                $[__]        103,881       113,726
Asset Allocation Fund                                 $[__]        159,865        77,252
30/70 Portfolio/(1)/                                  $[__]              0        23,305
90/10 Portfolio/(1)/                                  $[__]              0        84,634
RCM Large-Cap Growth Fund                             $[__]        293,154           N/A
RCM Tax-Managed Growth Fund                           $[__]         43,915           N/A
RCM Mid-Cap Fund                                      $[__]        583,183           N/A
RCM Small-Cap Fund                                    $[__]         92,285           N/A
RCM Global Small-Cap Fund                             $[__]         60,615           N/A
RCM Global Technology Fund                            $[__]        688,996           N/A
RCM Global Equity Fund                                $[__]         32,993           N/A
RCM International Growth Equity Fund                  $[__]        331,821           N/A
RCM Emerging Markets Fund                             $[__]         35,551           N/A
RCM Europe Fund                                       $[__]         99,109           N/A
RCM Biotechnology Fund                                $[__]        847,513           N/A
RCM Global Healthcare Fund                            $[__]        469,116           N/A

TOTAL                                                 $[__]    $46,165,340   $50,316,994

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

                          DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Advisors Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is an indirect subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.

     The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).

     The Trust currently offers up to seven classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Class R, Institutional Class and Administrative Class shares.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the NASD, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

     Class R shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified defined compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, "retirement plans"). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SERs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans or through the PIMCO College Access 529 Plan.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

     As described in the Class A, B and C Prospectuses under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

     During the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

----------------------------------------------
          Year Ended   Year Ended   Year Ended
 Class     6/30/03       6/30/02      6/30/01
----------------------------------------------
Class A      $[__]     $  301,912   $  172,936
----------------------------------------------
Class B      $[__]      5,380,785    5,106,530
----------------------------------------------
Class C      $[__]        687,586    1,071,004
----------------------------------------------

     As described in the Class A, B and C Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2003 June 30, 2002 and June 30, 2001, the Distributor received an aggregate of $[__], $[__] and $[__], respectively, and retained an aggregate of $[__], $[__] and $[__], respectively, in initial sales charges paid by Class A shareholders of the Trust.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R
Shares

     As stated in the Class A, B and C Prospectus under the caption "Investment Options -- Class A, B and C Shares--Distribution and Servicing (12b-1) Plans" and in the Class R Prospectus under the caption "How to Buy and Sell Shares," Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B, Class C and Class R shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees

     As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund's average daily net assets attributable to Class A shares).

Class B, Class C and Class R Distribution and Servicing Fees

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B, Class C and Class R shares of the Trust, and in connection with personal services rendered to Class B, Class C and Class R shareholders of the Trust and the maintenance of Class B, Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class B, Class C and Class R shares, respectively):

                      Servicing Fee   Distribution Fee
                      -------------   ----------------
Class B and Class C       0.25%             0.75%
Class R                   0.25%             0.25%

     The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds/(1)/                                Servicing Fee   Distribution Fee
-------------                                 -------------   ----------------
Class A                                           0.25%             N/A

Class B/(2)/                                      0.25%             None

Class C (purchased before July 1, 1991)           0.25%             None

Class C/(3)/ (purchased on or after July 1,
    1991)                                         0.25%             0.65%

Class R                                           0.25%             0.25%

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.


     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sale. Additionally, in its capacity as administrator for the Funds, PIMCO Advisors Fund Management may pay participating brokers and other intermediaries for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name. Services performed by such financial intermediaries may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. PIMCO Advisors Fund Management may pay up to $___ per account per annum for these services.


     If in any year the Distributor's expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

     If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class B, Class C and Class R shares.

Payments Pursuant to Class A Plans

     For the fiscal years ended June 30, 2003, June 30, 2002, June 30, 2001, the Trust paid the Distributor an aggregate of $[__], $[__] and $[__], respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (these amounts do not include the Large-Cap Value, International Value or Balanced Value Funds, which have only recently commenced operations):

                                                     Year Ended   Year Ended   Year Ended
Fund                                                   6/30/03      6/30/02      6/30/01
----                                                 ----------   ----------   ----------
PEA Value Fund                                          $[__]        238,519       72,874
NFJ Small-Cap Value Fund                                $[__]        475,823      302,569
Select Growth Fund/(1)/                                 $[__]         21,566       45,995
PEA Growth & Income Fund                                $[__]         31,529        4,433
CCM Capital Appreciation Fund                           $[__]        271,104      260,682
CCM Mid-Cap Fund/(1)/                                   $[__]        291,311      357,864
CCM Emerging Companies Fund/(1)/                        $[__]              0            0
Balanced Fund/(1)/                                      $[__]            N/A          N/A
PEA Renaissance Fund                                    $[__]      2,363,462      529,766
PEA Growth Fund                                         $[__]        351,052      561,439
PEA Target Fund                                         $[__]        556,412      786,140
PEA Opportunity Fund                                    $[__]        187,105      278,358
PEA Innovation Fund                                     $[__]      1,259,648    2,834,535
Healthcare Innovation Fund/(1)/                         $[__]          1,619          407
Select International Fund/(1)/                          $[__]         15,906        3,036
PPA Tax-Efficient Equity Fund/(13)/                     $[__]         14,709       19,948
Structured Emerging Markets Fund/(1)/                   $[__]              0            0
PPA Tax-Efficient Structured Emerging Markets Fund      $[__]              0            0
CCM Focused Growth Fund                                 $[__]              0            0
NACM Flex-Cap Value Fund                                $[__]            N/A          N/A
NACM Core Equity Fund                                   $[__]            N/A          N/A
NACM Global Fund                                        $[__]            N/A          N/A
NACM Growth Fund                                        $[__]            N/A          N/A
NACM International Fund                                 $[__]            N/A          N/A
NACM Pacific Rim Fund                                   $[__]            N/A          N/A
NACM Value Fund                                         $[__]            N/A          N/A
Global Innovation Fund/(1)/                             $[__]        129,913      184,645
NFJ Basic Value Fund                                    $[__]              0            0
NFJ Equity Income Fund                                  $[__]            682            0
Asset Allocation Fund                                   $[__]         10,463        6,360
30/70 Portfolio/(1)/                                    $[__]                           0
90/10 Portfolio/(1)/                                    $[__]              0        3,582
RCM Large-Cap Growth Fund                               $[__]            266          N/A
RCM Tax-Managed Growth Fund                             $[__]             66          N/A
RCM Mid-Cap Fund                                        $[__]             93          N/A
RCM Small-Cap Fund                                      $[__]              0          N/A
RCM Global Small-Cap Fund                               $[__]             65          N/A
RCM Global Technology Fund                              $[__]            362          N/A
RCM Global Equity Fund                                  $[__]             71          N/A
RCM International Growth Equity Fund                    $[__]          4,233          N/A
RCM Emerging Markets Fund                               $[__]             62          N/A
RCM Europe Fund                                         $[__]             22          N/A
RCM Biotechnology Fund                                  $[__]            171          N/A
RCM Global Healthcare Fund                              $[__]            252          N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2003, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[__]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[__]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                      Sales Material
                                                         and Other
                                       Compensation      Expenses       Total
                                       ------------   --------------   -------
PEA Value Fund                            $[____]         $[____]      $[____]
NFJ Small-Cap Value Fund                  $[____]         $[____]      $[____]
Select Growth Fund/(1)/                   $[____]         $[____]      $[____]
PEA Growth & Income Fund                  $[____]         $[____]      $[____]
CCM Capital Appreciation Fund             $[____]         $[____]      $[____]
CCM Mid-Cap Fund/(1)/                     $[____]         $[____]      $[____]
PEA Renaissance Fund                      $[____]         $[____]      $[____]
PEA Growth Fund                           $[____]         $[____]      $[____]
PEA Target Fund                           $[____]         $[____]      $[____]
PEA Opportunity Fund                      $[____]         $[____]      $[____]
PEA Innovation Fund                       $[____]         $[____]      $[____]
Healthcare Innovation Fund/(1)/           $[____]         $[____]      $[____]
Select International Fund/(1)/            $[____]         $[____]      $[____]
PPA Tax-Efficient Equity Fund/(1)/        $[____]         $[____]      $[____]
Global Innovation Fund/(1)/               $[____]         $[____]      $[____]
NACM Flex-Cap Value Fund                  $[____]         $[____]      $[____]
NACM Core Equity Fund                     $[____]         $[____]      $[____]
NACM Global Fund                          $[____]         $[____]      $[____]
NACM Growth Fund                          $[____]         $[____]      $[____]
NACM International Fund                   $[____]         $[____]      $[____]
NACM Pacific Rim Fund                     $[____]         $[____]      $[____]
NACM Value Fund                           $[____]         $[____]      $[____]
NFJ Equity Income Fund                    $[____]         $[____]      $[____]
Asset Allocation Fund                     $[____]         $[____]      $[____]
RCM Large-Cap Growth Fund                 $[____]         $[____]      $[____]
RCM Tax-Managed Growth Fund               $[____]         $[____]      $[____]
RCM Mid-Cap Fund                          $[____]         $[____]      $[____]
RCM Global Small-Cap Fund                 $[____]         $[____]      $[____]
RCM Global Technology Fund                $[____]         $[____]      $[____]
RCM Global Equity Fund                    $[____]         $[____]      $[____]
RCM International Growth Equity Fund      $[____]         $[____]      $[____]
RCM Emerging Markets Fund                 $[____]         $[____]      $[____]
RCM Europe Fund                           $[____]         $[____]      $[____]
RCM Biotechnology Fund                    $[____]         $[____]      $[____]
RCM Global Healthcare Fund                $[____]         $[____]      $[____]

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class B Plans

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Trust paid the Distributor an aggregate of $[____], $[____] and $[____] respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows :

                                                     Year Ended   Year Ended    Year Ended
Fund                                                   6/30/03      6/30/02       6/30/01
----                                                 ----------   ----------   -----------
PEA Value Fund                                         $[____]    $  977,976   $   392,349
NFJ Small-Cap Value Fund                               $[____]     1,231,048       626,107
Select Growth Fund/(1)/                                $[____]        85,618        93,457
PEA Growth & Income Fund                               $[____]       143,273        18,797
CCM Capital Appreciation Fund                          $[____]       672,029       708,094
CCM Mid-Cap Fund/(1)/                                  $[____]       771,516       933,620
CCM Emerging Companies Fund/(1)/                       $[____]             0             0
PEA Renaissance Fund                                   $[____]     6,922,444     1,514,896
PEA Growth Fund                                        $[____]     1,248,037     2,036,742
PEA Target Fund                                        $[____]     1,899,021     2,641,134
PEA Opportunity Fund                                   $[____]       199,560       271,571
PEA Innovation Fund                                    $[____]     5,290,527    12,906,215
Healthcare Innovation Fund/(1)/                        $[____]         5,510           774
Select International Fund/(1)/                         $[____]        35,113         9,771
PPA Tax-Efficient Equity Fund/(1)/                     $[____]        78,853       105,164
Structured Emerging Markets Fund/(1)/                  $[____]             0             0
PPA Tax-Efficient Structured Emerging Markets Fund     $[____]             0             0
CCM Focused Growth                                     $[____]             0             0
Global Innovation/(1)/                                 $[____]       432,127       634,965
NACM Flex-Cap Value Fund                               $[____]           N/A           N/A
NACM Core Equity Fund                                  $[____]           N/A           N/A
NACM Global Fund                                       $[____]           N/A           N/A
NACM Growth Fund                                       $[____]           N/A           N/A
NACM International Fund                                $[____]           N/A           N/A
NACM Pacific Rim Fund                                  $[____]           N/A           N/A
NACM Value Fund                                        $[____]           N/A           N/A
NFJ Basic Value Fund                                   $[____]             0             0
NFJ Equity Income Fund                                 $[____]         1,961             0
Asset Allocation Fund                                  $[____]        87,834        48,364
30/70 Portfolio/(1)/                                   $[____]             0        17,826
90/10 Portfolio/(1)/                                   $[____]             0        26,665
RCM Large-Cap Growth Fund                              $[____]           155           N/A
RCM Tax-Managed Growth Fund                            $[____]            12           N/A
RCM Mid-Cap Fund                                       $[____]            40           N/A
RCM Small-Cap Fund                                     $[____]             0           N/A
RCM Global Small-Cap Fund                              $[____]           134           N/A
RCM Global Technology Fund                             $[____]           255           N/A
RCM Global Equity Fund                                 $[____]            40           N/A
RCM International Growth Equity Fund                   $[____]        12,696           N/A
RCM Emerging Markets Fund                              $[____]           157           N/A
RCM Europe Fund                                        $[____]            53           N/A
RCM Biotechnology Fund                                 $[____]           428           N/A
RCM Global Healthcare Fund                             $[____]         1,755           N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2003, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[____]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $[____]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                      Sales Material
                                                         and Other
                                       Compensation      Expenses       Total
                                       ------------   --------------   -------
PEA Value Fund                            $[____]         $[____]      $[____]
NFJ Small-Cap Value Fund                  $[____]         $[____]      $[____]
Select Growth Fund/(1)/                   $[____]         $[____]      $[____]
PEA Growth & Income Fund                  $[____]         $[____]      $[____]
CCM Capital Appreciation Fund             $[____]         $[____]      $[____]
CCM Mid-Cap Fund/(1)/                     $[____]         $[____]      $[____]
PEA Renaissance Fund                      $[____]         $[____]      $[____]
PEA Growth Fund                           $[____]         $[____]      $[____]
PEA Target Fund                           $[____]         $[____]      $[____]
PEA Opportunity Fund                      $[____]         $[____]      $[____]
PEA Innovation Fund                       $[____]         $[____]      $[____]
Healthcare Innovation Fund/(1)/           $[____]         $[____]      $[____]
Select International Fund/(1)/            $[____]         $[____]      $[____]
PPA Tax-Efficient Equity Fund/(1)/        $[____]         $[____]      $[____]
Global Innovation Fund/(1)/               $[____]         $[____]      $[____]
NACM Flex-Cap Value Fund                  $[____]         $[____]      $[____]
NACM Core Equity Fund                     $[____]         $[____]      $[____]
NACM Global Fund                          $[____]         $[____]      $[____]
NACM Growth Fund                          $[____]         $[____]      $[____]
NACM International Fund                   $[____]         $[____]      $[____]
NACM Pacific Rim Fund                     $[____]         $[____]      $[____]
NACM Value Fund                           $[____]         $[____]      $[____]
NFJ Equity Income Fund                    $[____]         $[____]      $[____]
Asset Allocation Fund                     $[____]         $[____]      $[____]
RCM Large-Cap Growth Fund                 $[____]         $[____]      $[____]
RCM Tax-Managed Growth Fund               $[____]         $[____]      $[____]
RCM Mid-Cap Fund                          $[____]         $[____]      $[____]
RCM Global Small-Cap Fund                 $[____]         $[____]      $[____]
RCM Global Technology Fund                $[____]         $[____]      $[____]
RCM Global Equity Fund                    $[____]         $[____]      $[____]
RCM International Growth Equity Fund      $[____]         $[____]      $[____]
RCM Emerging Markets Fund                 $[____]         $[____]      $[____]
RCM Europe Fund                           $[____]         $[____]      $[____]
RCM Biotechnology Fund                    $[____]         $[____]      $[____]
RCM Global Healthcare Fund                $[____]         $[____]      $[____]

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class C Plans

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001 the Trust paid the Distributor an aggregate of $[____], $[____] and $[____], respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds as follows:

                                                     Year Ended    Year Ended    Year Ended
Fund                                                   6/30/03      6/30/02       6/30/01
----                                                 ----------   -----------   -----------
PEA Value Fund                                         $[____]    $ 1,490,566   $   734,906
NFJ Small-Cap Value Fund                               $[____]      1,472,369       827,177
Select Growth Fund/(1)/                                $[____]        135,686       159,741
PEA Growth & Income Fund                               $[____]        160,428        23,816
CCM Capital Appreciation Fund                          $[____]        800,708       871,666
CCM Mid-Cap Fund/(1)/                                  $[____]        892,118     1,072,850
CCM Emerging Companies Fund/(1)/                       $[____]              0             0
PEA Renaissance Fund                                   $[____]     10,271,777     4,186,692
PEA Growth Fund                                        $[____]     11,651,101    20,042,206
PEA Target Fund                                        $[____]      9,053,425    14,827,291
PEA Opportunity Fund                                   $[____]      2,006,656     3,124,229
PEA Innovation Fund                                    $[____]      6,646,431    16,858,049
Healthcare Innovation Fund/(1)/                        $[____]          5,927           639
Select International Fund/(1)/                         $[____]        317,174        86,417
PPA Tax-Efficient Equity Fund/(1)/                     $[____]        117,765       150,343
Structured Emerging Markets Fund/(1)/                  $[____]              0             0
PPA Tax-Efficient Structured Emerging Markets Fund     $[____]              0             0
CCM Focused Growth Fund                                $[____]              0             0
Global Innovation Fund/(1)/                            $[____]        733,320     1,110,012
NACM Flex-Cap Value Fund                               $[____]            N/A           N/A
NACM Core Equity Fund                                  $[____]            N/A           N/A
NACM Global Fund                                       $[____]            N/A           N/A
NACM Growth Fund                                       $[____]            N/A           N/A
NACM International Fund                                $[____]            N/A           N/A
NACM Pacific Rim Fund                                  $[____]            N/A           N/A
NACM Value Fund                                        $[____]            N/A           N/A
NFJ Basic Value Fund                                   $[____]              0             0
NFJ Equity Income Fund                                 $[____]          3,743             0
Asset Allocation Fund                                  $[____]        268,825       119,179
30/70 Portfolio/(1)/                                   $[____]              0        36,475
90/10 Portfolio/(1)/                                   $[____]              0       170,534
RCM Large-Cap Growth Fund                              $[____]            102           N/A
RCM Tax-Managed Growth Fund                            $[____]             10           N/A
RCM Mid-Cap Fund                                       $[____]             73           N/A
RCM Small-Cap Fund                                     $[____]              0           N/A
RCM Global Small-Cap Fund                              $[____]            486           N/A
RCM Global Technology Fund                             $[____]            294           N/A
RCM Global Equity Fund                                 $[____]             91           N/A
RCM International Growth Equity Fund                   $[____]        113,528           N/A
RCM Emerging Markets Fund                              $[____]            880           N/A
RCM Europe Fund                                        $[____]             58           N/A
RCM Biotechnology Fund                                 $[____]            629           N/A
RCM Global Healthcare Fund                             $[____]          1,209           N/A

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     During the fiscal year ended June 30, 2003, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[____]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[____]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                                      Sales Material
                                                         and Other
                                       Compensation      Expenses       Total
                                       ------------   --------------   -------
PEA Value Fund                            $[____]         $[____]      $[____]
NFJ Small-Cap Value Fund                  $[____]         $[____]      $[____]
Select Growth Fund/(1)/                   $[____]         $[____]      $[____]
PEA Growth & Income Fund                  $[____]         $[____]      $[____]
CCM Capital Appreciation Fund             $[____]         $[____]      $[____]
CCM Mid-Cap Fund/(1)/                     $[____]         $[____]      $[____]
PEA Renaissance Fund                      $[____]         $[____]      $[____]
PEA Growth Fund                           $[____]         $[____]      $[____]
PEA Target Fund                           $[____]         $[____]      $[____]
PEA Opportunity Fund                      $[____]         $[____]      $[____]
PEA Innovation Fund                       $[____]         $[____]      $[____]
Healthcare Innovation Fund/(1)/           $[____]         $[____]      $[____]
Select International Fund/(1)/            $[____]         $[____]      $[____]
PPA Tax-Efficient Equity Fund/(1)/        $[____]         $[____]      $[____]
Global Innovation Fund/(1)/               $[____]         $[____]      $[____]
NACM Flex-Cap Value Fund                  $[____]         $[____]      $[____]
NACM Core Equity Fund                     $[____]         $[____]      $[____]
NACM Global Fund                          $[____]         $[____]      $[____]
NACM Growth Fund                          $[____]         $[____]      $[____]
NACM International Fund                   $[____]         $[____]      $[____]
NACM Pacific Rim Fund                     $[____]         $[____]      $[____]
NACM Value Fund                           $[____]         $[____]      $[____]
NFJ Equity Income Fund                    $[____]         $[____]      $[____]
Asset Allocation Fund                     $[____]         $[____]      $[____]
RCM Large-Cap Growth Fund                 $[____]         $[____]      $[____]
RCM Tax-Managed Growth Fund               $[____]         $[____]      $[____]
RCM Mid-Cap Fund                          $[____]         $[____]      $[____]
RCM Global Small-Cap Fund                 $[____]         $[____]      $[____]
RCM Global Technology Fund                $[____]         $[____]      $[____]
RCM Global Equity Fund                    $[____]         $[____]      $[____]
RCM International Growth Equity Fund      $[____]         $[____]      $[____]
RCM Emerging Markets Fund                 $[____]         $[____]      $[____]
RCM Europe Fund                           $[____]         $[____]      $[____]
RCM Biotechnology Fund                    $[____]         $[____]      $[____]
RCM Global Healthcare Fund                $[____]         $[____]      $[____]

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of June 30, 2003, such expenses were approximately $[____] in excess of payments under the Class A Plan, $[____] in excess of payments under the Class B Plan and $[____] in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds listed below as of June 30, 2003 was as follows:

Fund                                   Class A   Class B   Class C
----                                   -------   -------   -------
CCM Capital Appreciation Fund          $[____]   $[____]   $[____]
PEA Growth Fund                        $[____]   $[____]   $[____]
PEA Growth & Income Fund               $[____]   $[____]   $[____]
PEA Innovation Fund                    $[____]   $[____]   $[____]
Select World Fund/(1)/                 $[____]   $[____]   $[____]
Europe Growth Fund/(1)/                $[____]   $[____]   $[____]
CCM Mid-Cap Fund                       $[____]   $[____]   $[____]
PEA Opportunity Fund                   $[____]   $[____]   $[____]
PEA Renaissance Fund                   $[____]   $[____]   $[____]
NFJ Small-Cap Value Fund               $[____]   $[____]   $[____]
PEA Target Fund                        $[____]   $[____]   $[____]
PEA Value Fund                         $[____]   $[____]   $[____]
PPA Tax-Efficient Equity Fund/(1)/     $[____]   $[____]   $[____]
Select Growth Fund/(1)/                $[____]   $[____]   $[____]
Global Innovation Fund/(1)/            $[____]   $[____]   $[____]
NACM Flex-Cap Value Fund               $[____]   $[____]   $[____]
NACM Core Equity Fund                  $[____]   $[____]   $[____]
NACM Global Fund                       $[____]   $[____]   $[____]
NACM Growth Fund                       $[____]   $[____]   $[____]
NACM International Fund                $[____]   $[____]   $[____]
NACM Pacific Rim Fund                  $[____]   $[____]   $[____]
NACM Value Fund                        $[____]   $[____]   $[____]
Asset Allocation Fund                  $[____]   $[____]   $[____]
RCM Large-Cap Growth Fund              $[____]   $[____]   $[____]
RCM Tax-Managed Growth Fund            $[____]   $[____]   $[____]
RCM Mid-Cap Fund                       $[____]   $[____]   $[____]
RCM Global Small-Cap Fund              $[____]   $[____]   $[____]
RCM Global Technology Fund             $[____]   $[____]   $[____]
RCM International Growth Equity Fund   $[____]   $[____]   $[____]
RCM Emerging Markets Fund              $[____]   $[____]   $[____]
RCM Europe Fund                        $[____]   $[____]   $[____]
RCM Biotechnology Fund                 $[____]   $[____]   $[____]
RCM Global Healthcare Fund             $[____]   $[____]   $[____]

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2003, was as follows:

Fund                                   Class A   Class B   Class C
----                                   -------   -------   -------
CCM Capital Appreciation Fund
PEA Growth Fund                        [____]%   [____]%   [____]%
PEA Growth & Income Fund               [____]%   [____]%   [____]%
PEA Innovation Fund                    [____]%   [____]%   [____]%
CCM Mid-Cap Fund                       [____]%   [____]%   [____]%
PEA Opportunity Fund                   [____]%   [____]%   [____]%
PEA Renaissance Fund                   [____]%   [____]%   [____]%
NFJ Small-Cap Value Fund               [____]%   [____]%   [____]%
PEA Target Fund                        [____]%   [____]%   [____]%
PEA Value Fund                         [____]%   [____]%   [____]%
PPA Tax-Efficient Equity Fund/(1)/     [____]%   [____]%   [____]%
Global Innovation Fund/(1)/            [____]%   [____]%   [____]%
NACM Flex-Cap Value Fund               [____]%   [____]%   [____]%
NACM Core Equity Fund                  [____]%   [____]%   [____]%
NACM Global Fund                       [____]%   [____]%   [____]%
NACM Growth Fund                       [____]%   [____]%   [____]%
NACM International Fund                [____]%   [____]%   [____]%
NACM Pacific Rim Fund                  [____]%   [____]%   [____]%
NACM Value Fund                        [____]%   [____]%   [____]%
Select Growth Fund/(1)/                [____]%   [____]%   [____]%
Asset Allocation Fund                  [____]%   [____]%   [____]%
RCM Large-Cap Growth Fund              [____]%   [____]%   [____]%
RCM Tax-Managed Growth Fund            [____]%   [____]%   [____]%
RCM Mid-Cap Fund                       [____]%   [____]%   [____]%
RCM Global Small-Cap Fund              [____]%   [____]%   [____]%
RCM Global Technology Fund             [____]%   [____]%   [____]%
RCM Global Equity Fund                 [____]%   [____]%   [____]%
RCM International Growth Equity Fund   [____]%   [____]%   [____]%
RCM Emerging Markets Fund              [____]%   [____]%   [____]%
RCM Europe Fund                        [____]%   [____]%   [____]%
RCM Biotechnology Fund                 [____]%   [____]%   [____]%
RCM Global Healthcare Fund             [____]%   [____]%   [____]%

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Payments Pursuant to Class R Shares

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Trust paid the Distributor as aggregate of $[____], $[____] and $[____] respectively, pursuant to the Class R Retail Plan. Such payments were allocated among the operational Funds as follows:

                                Year Ended    Year Ended    Year Ended
Fund                              6/30/03      6/30/02       6/30/01
----                            ----------   -----------   -----------

NFJ Equity Income Fund
PEA Value Fund                    $[____]         N/A           N/A
PEA Renaissance Fund              $[____]         N/A           N/A

NFJ Small-Cap Value Fund          $[____]         N/A           N/A
PEA Growth & Income Fund          $[____]         N/A           N/A
CCM Capital Appreciation Fund     $[____]         N/A           N/A
CCM Mid-Cap Fund                  $[____]         N/A           N/A
RCM Large-Cap Growth Fund         $[____]         N/A           N/A
PEA Growth Fund                   $[____]         N/A           N/A
RCM Mid-Cap Fund                  $[____]         N/A           N/A
NACM Global Fund                  $[____]         N/A           N/A
NACM International Fund           $[____]         N/A           N/A

     During the fiscal year ended June 30, 2003, the amounts collected pursuant to the Class R Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[____]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[____]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows:

                                               Sales Material
                                                  and Other
                                Compensation      Expenses       Total
                                ------------   --------------   -------

NFJ Equity Income Fund             $[____]         $[____]      $[____]
PEA Value Fund                     $[____]         $[____]      $[____]
PEA Renaissance Fund               $[____]         $[____]      $[____]
NFJ Small-Cap Value Fund           $[____]         $[____]      $[____]
PEA Growth & Income Fund           $[____]         $[____]      $[____]
CCM Capital Appreciation Fund      $[____]         $[____]      $[____]
CCM Mid-Cap Fund                   $[____]         $[____]      $[____]
RCM Large-Cap Growth Fund          $[____]         $[____]      $[____]
PEA Growth Fund                    $[____]         $[____]      $[____]
RCM Mid-Cap Fund                   $[____]         $[____]      $[____]
NACM Global Fund                   $[____]         $[____]      $[____]
NACM International Fund            $[____]         $[____]      $[____]

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

     Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Trust paid qualified service providers an aggregate of $[________], $[________] and $[________] respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan.

     Of these aggregate totals, $[________], $[________] and$[________]
respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows:

                                       Year Ended   Year Ended   Year Ended
Fund                                    6/30/03       6/30/02      6/30/01
----                                   ----------   ----------   ----------
PEA Value Fund                           $[____]      118,839       83,286
NFJ Small-Cap Value Fund                 $[____]       60,968       48,342
Select Growth Fund/(1)/                  $[____]       21,628          320
PEA Growth & Income Fund                 $[____]       76,424       10,399
CCM Mid-Cap Fund/(1)/                    $[____]      347,692      415,665
CCM Emerging Companies Fund/(1)/         $[____]       56,607       29,981
PEA Renaissance Fund                     $[____]       26,893        5,056
PEA Growth Fund                          $[____]       14,609       25,272
PEA Target Fund                          $[____]       16,713       16,109
PEA Opportunity Fund                     $[____]       19,351       23,606
PEA Innovation Fund                      $[____]       10,669        6,862
PPA Tax-Efficient Equity Fund/(1)/       $[____]       35,643       43,452
CCM Focused Growth Fund                  $[____]            0            0
Global Innovation Fund/(1)/              $[____]            0            0
NACM Flex-Cap Value Fund                 $[____]          N/A          N/A
NACM Core Equity Fund                    $[____]          N/A          N/A
NACM Global Fund                         $[____]          N/A          N/A
NACM Growth Fund                         $[____]          N/A          N/A
NACM International Fund                  $[____]          N/A          N/A
NACM Pacific Rim Fund                    $[____]          N/A          N/A
NACM Value Fund                          $[____]          N/A          N/A
Healthcare Innovation Fund/(1)/          $[____]            0            0
Select International Fund/(1)/           $[____]       30,236        6,351
NFJ Basic Value Fund                     $[____]            0            0
NFJ Equity Income Fund                   $[____]        2,661        9,587
Asset Allocation Fund                    $[____]        1,091           29
30/70 Portfolio/(1)/                     $[____]            0           29
90/10 Portfolio/(1)/                     $[____]            0           31
RCM Large-Cap Growth Fund                $[____]        3,271          N/A
RCM Tax-Managed Growth Fund              $[____]            0          N/A
RCM Mid-Cap Fund                         $[____]           10          N/A
RCM Small-Cap Fund                       $[____]            0          N/A
RCM Global Small-Cap Fund                $[____]            0          N/A
RCM Global Technology Fund               $[____]            0          N/A
RCM Global Equity Fund                   $[____]            0          N/A
RCM International Growth Equity Fund     $[____]       11,942          N/A
RCM Emerging Markets Fund                $[____]            0          N/A
RCM Europe Fund                          $[____]            0          N/A
RCM Biotechnology Fund                   $[____]            0          N/A
RCM Global Healthcare Fund               $[____]            0          N/A
CCM Capital Appreciation                 $[____]      473,589      529,490

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

     The additional portions of the aggregate totals, $[_], $[_]and $[_], respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation Fund, and were allocated as follows (The Capital Appreciation Fund did not adopt the Administrative Distribution Plan until March 3, 2000):

                                Year Ended   Year Ended   Year Ended
Fund                             6/30/03      6/30/02      6/30/01
----                            ----------   ----------   ----------
CCM Capital Appreciation Fund     $[____]     $473,589     $529,490

     The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect prior to the fiscal year ended June 30, 2000.

Plan for Class D Shares

     As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the Trust paid qualified service providers an aggregate of $[____], $[____] and $[____], respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows:

                                       Year Ended    Year Ended    Year Ended
Fund                                    6/30/03        6/30/02       6/30/01
----                                   ----------   ------------   ----------
PEA Growth & Income Fund                 $[____]     $       57     $     24
CCM Capital Appreciation Fund            $[____]          8,415        4,061
CCM Mid-Cap Fund/(1)/                    $[____]         15,927       10,084
PEA Renaissance Fund                     $[____]        226,361       13,899
PEA Value Fund                           $[____]         42,666        1,962
PPA Tax-Efficient Equity Fund/(1)/       $[____]            182          173
PEA Innovation Fund                      $[____]         70,117      177,340
PEA Growth Fund                          $[____]            158          133
Select Growth Fund/(1)/                  $[____]            222          210
PEA Target Fund                          $[____]          3,160        2,040
Global Innovation Fund/(1)/              $[____]          5,754        7,241
Healthcare Innovation Fund/(1)/          $[____]             17           27
NACM Flex-Cap Value Fund                 $[____]            N/A          N/A
NACM Core Equity Fund                    $[____]            N/A          N/A
NACM Global Fund                         $[____]            N/A          N/A
NACM Growth Fund                         $[____]            N/A          N/A
NACM International Fund                  $[____]            N/A          N/A
NACM Pacific Rim Fund                    $[____]            N/A          N/A
NACM Value Fund                          $[____]            N/A          N/A
Select International Fund/(1)/           $[____]             11           15
RCM Large-Cap Growth Fund                $[____]        132,482          N/A
RCM Tax-Managed Growth Fund              $[____]         11,559          N/A
RCM Mid-Cap Fund                         $[____]          9,741          N/A
RCM Small-Cap Fund                       $[____]              0          N/A
RCM Global Small-Cap Fund                $[____]         23,125          N/A
RCM Global Technology Fund               $[____]        492,899          N/A
RCM Global Equity Fund                   $[____]             10          N/A
RCM International Growth Equity Fund     $[____]         15,863          N/A

RCM Emerging Markets Fund                $[____]          6,235          N/A
RCM Europe Fund                          $[____]         89,845          N/A
RCM Biotechnology Fund                   $[____]      1,352,623          N/A
RCM Global Healthcare Fund               $[____]        513,997          N/A
NFJ Equity Income                        $[____]             75            0

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus under the headings "Investment Options --Class A, B and C Shares" and "How to Buy and Sell Shares," the Class R Prospectus under the heading "How to Buy and Sell Shares" and in the Institutional Prospectus under the headings "Investment Options -- Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges," and in the Guide (with respect to Class A, B, C and R shares only). Certain purchases of the Trust's shares are subject to a reduction or elimination of sales charges, as described in detail in the Guide. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.

     Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Class R Prospectus under the caption "How to Buy and Sell Shares-- Exchanging Shares," and in the Institutional Prospectus under the caption "Purchases, Redemptions and Exchanges--Exchange Privilege" and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus under "Alternative Purchase Arrangements."

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

     Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in the Guide. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Redemption Fees and Fund Reimbursement Fees

     Redemption Fees. Certain redemptions and exchanges of Institutional, Administrative and Class D shares may also be subject to a redemption fee of up to 2.00%. See the Institutional Prospectus and Class D Prospectus for details.

     Fund Reimbursement Fees. Investors in Institutional Class and Administrative Class shares of the PPA Tax-Efficient Structured Emerging Markets Fund are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Fund to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

     The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

     On July 1, 1998, the Structured Emerging Markets* and PPA Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the PPA Tax-Efficient Structured Emerging Markets Fund

----------
* Please see the section captioned "The Trust" in this Statement of Additional Information for further information about this Fund.

in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the PPA Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

     Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation--Distributions" below.

     In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

 Brokerage and Research Services

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Asset Allocation Fund invests exclusively in Institutional Class shares of Underlying PIMCO Funds, it generally does not pay brokerage commissions and related costs, but does indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which it invests.

     For the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001, the following amounts of brokerage commissions were paid by the Funds (these amounts do not include those Funds which have only recently commenced operations and did not pay brokerage commissions during the periods shown):

                                                      Ended       Ended         Ended
Fund*                                                6/30/03     6/30/02       6/30/01
-----                                                -------   -----------   -----------
Former Equity Income Fund/(1)/                       $[____]   $       N/A   $    44,233
PEA Value Fund                                       $[____]     3,915,882     1,275,254
NFJ Small Cap Value Fund                             $[____]     1,604,558       731,263
CCM Capital Appreciation Fund                        $[____]     1,969,477     1,536,386
CCM Mid-Cap Fund/(1)/                                $[____]     4,435,278     2,868,263
CCM Emerging Companies Fund/(1)/                     $[____]     1,088,934       284,326
Small-Cap Fund/(1)/                                  $[____]           N/A        19,783
Enhanced Equity Fund/(1)/                            $[____]           N/A        11,390
Select Growth Fund/(1)/                              $[____]       152,425       113,647
PEA Growth & Income Fund                             $[____]       177,895        56,059
PEA Renaissance Fund                                 $[____]    16,974,540     5,066,118
PEA Growth Fund                                      $[____]     2,622,362     3,152,949
PEA Target Fund                                      $[____]     3,775,543     2,231,538
PEA Opportunity Fund                                 $[____]     2,158,577     1,898,268
PEA Innovation Fund                                  $[____]     8,018,269     6,919,985
Healthcare Innovation Fund/(1)/                      $[____]           N/A         3,324
Small-Cap Technology Fund/(1)/                       $[____]           N/A         1,495
Telecom Innovation Fund/(1)/                         $[____]           N/A           908
Internet Innovation Fund/(1)/                        $[____]           N/A           970
Electronics Innovation Fund/(1)/                     $[____]           N/A         1,218
International Fund/(1)/                              $[____]           N/A       212,987
Select International Fund/(1)/                       $[____]       170,043       153,089
Select World Fund/(1)/                               $[____]           N/A           409
Europe Growth Fund/(1)/                              $[____]           N/A           637
Emerging Markets Fund/(1)/                           $[____]           N/A         2,044
PPA Tax-Efficient Equity Fund/(1)/                   $[____]        35,209        58,684
Structured Emerging Markets Fund/(1)/                $[____]        63,057        51,206
PPA Tax-Efficient Structured Emerging Markets Fund   $[____]       175,676       209,176
CCM Focused Growth Fund                              $[____]         5,356         4,944
Global Innovation Fund/(1)/                          $[____]     1,175,194       745,417
NACM Flex-Cap Value Fund                             $[____]           N/A           N/A
NACM Core Equity Fund                                $[____]           N/A           N/A
NACM Global Fund                                     $[____]           N/A           N/A
NACM Growth Fund                                     $[____]           N/A           N/A
NACM International Fund                              $[____]           N/A           N/A
NACM Pacific Rim Fund                                $[____]           N/A           N/A
NACM Value Fund                                      $[____]           N/A           N/A
NFJ Basic Value Fund                                 $[____]         3,167         2,837
NFJ Equity Income Fund                               $[____]           N/A       109,502
RCM Large-Cap Growth Fund                            $[____]       164,167           N/A
RCM Tax-Managed Growth Fund                          $[____]         6,298           N/A
RCM Mid-Cap Fund                                     $[____]     1,118,700           N/A
RCM Small-Cap Fund                                   $[____]       230,399           N/A
RCM Global Small-Cap Fund                            $[____]       103,272           N/A
RCM Global Technology Fund                           $[____]     2,231,996           N/A

RCM Global Equity Fund                               $[____]         8,727           N/A
RCM International Growth Equity Fund                 $[____]       376,218           N/A
RCM Emerging Markets Fund                            $[____]        24,855           N/A
RCM Europe Fund                                      $[____]        91,460           N/A
RCM Biotechnology Fund                               $[____]     1,027,009           N/A
RCM Global Healthcare Fund                           $[____]       459,817           N/A

TOTAL                                                $[____]   $54,361,193   $27,768,309

(1) Please see the section captioned "The Trust" in this Statement of Additional Information for information about these Funds.

* Any materially significant difference between the amount of brokerage commissions paid by a Fund during the most recent fiscal year and the amount of brokerage commissions paid by that same Fund for either of the two previous fiscal years is due to a significant decrease (or increase) in the size of the Fund and the volatility of the relevant market for the Fund.

     The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

     In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." As required by applicable SEC rules, the Board of Trustees has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

     The tables below describe the commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2003, June 30, 2002 and June 30, 2001. Because the status of brokers as "affiliated brokers" depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz AG) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.

                         Fiscal Year Ended June 30, 2003

--------------------------------------------------------------------------------------------
                                                              % of Fund's     % of Fund's
                                                  Amount of    Aggregate    Aggregate Dollar
                                                  Brokerage    Brokerage       Amount of
Fund                     Affiliated Broker       Commission   Commission      Transactions
--------------------------------------------------------------------------------------------
PEA Value                Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
CCM Capital              Deutsche Banc Alex
Appreciation             Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Morgan
                         Grenfell Global
                         Custody                   $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
CCM Mid-Cap              Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Morgan
                         Grenfell Global
                         Custody                   $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
CCM Emerging Companies   Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Growth & Income      Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Renaissance          Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Growth               Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Target               Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Opportunity          Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PEA Innovation           Deutsche Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
Healthcare Innovation    Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
Structured Emerging      Hypovereinsbank
Markets Fund             Luxembourg                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
PPA Tax-Efficient        Hypovereinsbank
Structured Emerging      Luxembourg
Markets                                            $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Hypovereinsbank AG        $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Hypovereinsbank
                         Hungaria RT               $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Hypovereinsbank
                         Polska S.A.               $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
Global Innovation        Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM Flex-Cap Value      [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NACM Core Equity         [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM Global              [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM Growth              [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM International       [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM Pacific Rim         [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
NACM Value               [______]                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
Select Value             Deutsche Banc Alex
                         Brown Inc.                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Large-Cap Growth     Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Tax-Managed Growth   Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Mid-Cap              Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Small-Cap            Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Global Technology    Credit Lyonnais
                         Securities (USA) Inc.     $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Global Equity        Credit Lyonnais
                         Securities                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsch Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM International        Credit Lyonnais
Growth Equity            Securities                $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Alex Brown
                         London                    $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Bank Asia
                         Secs Ltd                  $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Dresdner Kleinworth
                         Wasserstein Sec LLC       $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Emerging Markets     Credit Lyonnais           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Deutsche Bank S.A.        $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Europe               Deutsche Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Dresdner Kleinwort
                         Benson North America      $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
                         Dresdner Kleinworth
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                         Wasserstein Sec LLC       $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------
RCM Biotechnology        Deutsche Bank
                         Securities Inc.           $[____]      [____]%          [____]%
--------------------------------------------------------------------------------------------

                         Fiscal Year Ended June 30, 2002

------------------------------------------------------------------------------------------
                                                            % of Fund's     % of Fund's
                                                Amount of    Aggregate    Aggregate Dollar
                                                Brokerage    Brokerage       Amount of
Fund                     Affiliated Broker     Commission   Commission      Transactions
------------------------------------------------------------------------------------------
PEA Value                Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
                         Deutsche Bank
                         Capital Corp            $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
                         Deutsche Bank
                         Securities Corp         $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
CCM Capital              Deutsche Banc Alex
Appreciation             Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
CCM Mid-Cap              Deutsche Morgan
                         Grenfell                $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
                         Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
CCM Emerging Companies   Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
Select Growth            Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Growth & Income      Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Renaissance          Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Growth               Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Target               Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Opportunity          Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PEA Innovation           Deutsche Banc Alex
                         Brown Inc.              $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------
PPA Tax-Efficient        Bankers Trust Alex
Structured Emerging      Brown International
Markets                  LDN                     $[____]      [____]%         [____]%
------------------------------------------------------------------------------------------

                         Fiscal Year Ended June 30, 2001

-------------------------------------------------------------------------------------
                                                       % of Fund's     % of Fund's
                                           Amount of    Aggregate    Aggregate Dollar
                                           Brokerage    Brokerage       Amount of
Fund              Affiliated Broker       Commission   Commission      Transactions
-------------------------------------------------------------------------------------
CCM Mid-Cap       Credit Lyonnais
                  Securities (USA)
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

                  Inc.                      $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
                  Wasserstein Perella
                  Company                   $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
PEA Renaissance   Deutsche Morgan
                  Grenfell                  $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
International     Banque Paribas            $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
                  Credit Lyonnais
                  Securities                $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
                  Deutsche Bank AG          $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
                  Deutsche Bank
                  Securities Inc.           $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------
                  Deutsche Morgan
                  Grenfell                  $[____]      [____]%         [____]%
-------------------------------------------------------------------------------------

Regular Broker-Dealers

     The table below contains the aggregate value of securities of the Trust's regular broker-dealers* held by each Fund, if any, at the end of fiscal year 2003 (June 30, 2003).

--------------------------------------------------------------------------------
                                                             Aggregate Value of
                                                                Securities of
                                                               Regular Broker-
Fund                       Regular Broker-Dealer             Dealer Held by Fund
--------------------------------------------------------------------------------
PEA Value                  State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
PEA Growth & Income        State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
                           Banc America Security LLC,
                           Montgomery Division                   $[________]
--------------------------------------------------------------------------------
PEA Growth                 Morgan Stanley and Company Inc.       $[________]
--------------------------------------------------------------------------------
                           Banc America Security LLC,
                           Montgomery Division                   $[________]
--------------------------------------------------------------------------------
Select Growth              State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
                           Banc America Security LLC,
                           Montgomery Division                   $[________]
--------------------------------------------------------------------------------
PEA Target                 State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
PEA Innovation             State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
Global Innovation          State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
CCM Focused Growth         State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
CCM Capital Appreciation   Lehman Brothers Inc.                  $[________]
--------------------------------------------------------------------------------
                           Bear Stearns & Company Inc.           $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
CCM Mid-Cap                Bear Stearns & Company Inc.           $[________]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
CCM Emerging Companies     State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
Small-Cap                  State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
PPA Tax-Efficient Equity   Banc America Security LLC
                           (Montgomery Division)                 $[________]
--------------------------------------------------------------------------------
                           Bear Stearns & Company Inc.           $[________]
--------------------------------------------------------------------------------
                           Lehman Brothers Inc.                  $[________]
--------------------------------------------------------------------------------
                           Merrill Lynch Pierce Fenner &
                           Smith                                 $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
NFJ Equity Income          Banc America Security LLC
                           (Montgomery Division)                 $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
PEA Opportunity            State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
NFJ Value                  State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
Select Value               State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Large-Cap Growth       Merrill Lynch Pierce Fenner and
                           Smith                                 $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Tax-Managed Growth     State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Global Small-Cap       State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Global Technology      State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Global Equity          Lehman Brothers Inc.                  $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
                           US Bancorp Piper Jaffray Inc.         $[________]
--------------------------------------------------------------------------------
RCM International Growth   Credit Suisse First Boston
Equity                     Corporation                           $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Europe                 Credit Suisse First Boston
                           Corporation                           $[________]
--------------------------------------------------------------------------------
                           UBS Warburg LLC                       $[________]
--------------------------------------------------------------------------------
                           State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Biotechnology          State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------
RCM Global Healthcare      State Street Bank and Trust
                           Company                               $[________]
--------------------------------------------------------------------------------

* "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the PPA Tax-Efficient Structured Emerging Markets and RCM Tax-Managed Growth Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates), and may adversely impact a Fund's after-tax returns. See "Taxation."

     The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. In addition to the portfolio turnover generated by the portfolio management activities of the Discipline's Sub-Adviser, the purchase and sale of securities resulting from the periodic reallocation of assets among the Disciplines will result in additional portfolio turnover.

     Because the Adviser does not expect to reallocate the Asset Allocation Fund's assets among the Underlying Funds on a frequent basis, the portfolio turnover rate for the Asset Allocation Fund is expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Asset Allocation Fund indirectly bears the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

     Portfolio turnover rates for each Fund for which financial highlights are available are provided under "Financial Highlights" in the applicable Prospectus.

                                 NET ASSET VALUE

     As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. The Trust may also calculate the NAV for NASDAQ National Market and Smallcap securities using the NASDAQ Official Closing Price ("NOCP") instead of the last reported sales price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the PPA Tax-Efficient Structured Emerging Markets, RCM Global Small-Cap, RCM Global Technology, RCM Global Healthcare, RCM Global Equity, RCM International Growth Equity, RCM Emerging Markets, RCM Europe, NACM Global, NACM International, NACM Pacific Rim and International Value Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.

     The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

Distributions

     As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year or later if a Fund is permitted to elect and so elects, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by the Funds as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.

     Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders (that is, not taxable to a shareholder and reduces the shareholder's basis in the shares) or, in some cases, as capital gain. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. While the RCM Tax-Managed Growth and PPA Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The tax status of each Fund and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" and "Tax Consequences."

     Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

     The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement). Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

     The Asset Allocation Fund will not be able to offset gains realized by one Underlying PIMCO Fund in which such Fund invests against losses realized by another Underlying PIMCO Fund in which such Fund invests. The Asset Allocation Fund's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

     Depending on the Asset Allocation Fund's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, the Asset Allocation Fund's redemption of shares of such Underlying PIMCO Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly. If the Asset Allocation Fund receives dividends from an Underlying PIMCO Fund qualifying as a regulated investment company which the Underlying PIMCO Fund designates as qualified dividend income and the Asset Allocation Fund meets holding period and other requirements with respect to the shares of that regulated investment company, the Asset Allocation Fund may designate its distributions derived from those dividends as qualified dividend income.

     The Multi-Discipline Portfolio will not be able to offset gains realized by one Discipline in which such Portfolio invests against losses realized by another Discipline in which such Portfolio invests. The Multi-Discipline Portfolio's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. More generally, Portfolios that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Portfolio.

     Depending on the Multi-Discipline Portfolio's percentage ownership in a Discipline both before and after a redemption, the Multi-Discipline Portfolio's redemption of shares of such Discipline may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund's tax basis in the shares of the Discipline, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the Multi-Discipline Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Disciplines directly. If the Multi-Discipline Portfolio receives dividends from an Underlying PIMCO Fund qualifying as a regulated investment company which the Underlying PIMCO Fund designates as qualified dividend income and the Multi-Discipline Portfolio meets holding period and other requirements with respect to the shares of that regulated investment company, the Multi-Discipline Portfolio may designate its distributions derived from those dividends as qualified dividend income.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Sales of Shares

     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. As mentioned above, long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--through December 31, 2008.

Backup Withholding

     The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish a Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

     U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the potential application of these new regulations.

Options, Futures, Forward Contracts and Swap Agreements

     To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including shareholders of the Asset Allocation Fund.

     To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

     Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to treat the PFIC as a "qualified electing fund" ("QEF"). The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

     A PFIC is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign Currency Transactions

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although the Asset Allocation Fund may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies, including the Asset Allocation Fund, may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

Original Issue Discount and Pay-In-Kind Securities

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shares Purchased through Tax-Qualified Plans

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of and investment of an investment on their particular tax situation.

Other Taxation

     From time to time, certain of the Trust's series may be considered under the Code to be nonpublicly offered regulated investment companies. Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may not be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder's pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

     Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Under tax legislation enacted by the Massachusetts Legislature in 2002, capital gains realized on capital assets held for more than one year will be subject to a single rate of tax rather than a graduated schedule, as provided under prior law. Accordingly, Fund distributions deriving from such gains will be taxable to you based on the single rate.

                                OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the PEA Growth & Income, NFJ Equity Income, NFJ Basic Value, NFJ Large-Cap Value, NFJ International Value, PEA Value, PEA Renaissance and Asset Allocation Funds and the Multi-Discipline Portfolio. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

RCM Funds' Portfolio Management Teams

     The Trust, in its advertisements, may refer to the individual portfolio managers who comprise the portfolio management teams of the PIMCO RCM Funds.

     The Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Large-Cap Growth Fund and the Large-Cap Growth Discipline of the Multi-Discipline Portfolio. The Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Seth Reicher, Joanne Howard and Brad Branson.

     The Private Client Group Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Tax-Managed Growth Fund. The Private Client Group is comprised of a team of investment professionals currently including, but not limited to, Joanne Howard and Brad Branson.

     The Mid-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Mid-Cap Fund. The Mid-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Gary Sokol and Brian Dombkowski.

     The Small-Cap Equity Portfolio Management Team and the Global Equity Portfolio Management Team are primarily responsible for the day-to-day management of the RCM Global Small Cap Fund. The Teams are comprised of a team of investment professionals currently including, but not limited to, Thomas Ross and Jonathan Bolton.

     The Healthcare Global Sector Research Team is primarily responsible for the day-to-day management of the RCM Global Healthcare Fund and the RCM Biotechnology Fund. The Healthcare Global Sector Research Team is comprised of a team of investment professionals including, but not limited to, Michael Dauchot, M.D. and Eric Shen, M.D.

     The International Equity and Global Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM International Growth Equity Fund, RCM Europe Fund and RCM Emerging Markets Fund. The International Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Mark Phelps, Barbel Lenz, Jonathan Bolton and Ara Jelalian.

     The Small-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the RCM Small-Cap Fund. The Small-Cap Equity Portfolio Management Team is comprised of a team of investment professionals currently including, but not limited to, Thomas Ross.

     The Global Technology Management Team is primarily responsible for the day-to-day management of the RCM Global Technology Fund. The Global Technology Management Team is comprised of a team of investment professionals currently including, but not limited to, Walter Price and Huachen Chen.

     The following table provides information about the individuals who compose each of the management teams noted above.

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Management Team            Portfolio Manager(s)        Since   Recent Professional Experience
----------------------------------------------------------------------------------------------------------
Large-Cap Equity           Seth A. Reicher, CFA                Managing Director, Co-CIO and a Senior
Portfolio Management                                           Portfolio Manager on the U.S. Large Cap
Team                                                           Equity Portfolio Management Team. He also
                                                               leads the San Francisco Quantitative Equity
                                                               Team. Mr. Reicher's investment experience
                                                               began in 1986 as an Analyst and then
                                                               Portfolio Manager at Associated Capital
                                                               (which later became Capitalcorp Asset
                                                               Management). There, he developed and used
                                                               fundamental and quantitative disciplines to
                                                               manage equity portfolios. Mr. Reicher began
                                                               at Dresdner RCM in
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                                                               1993 as a Quantitative Analyst and soon
                                                               after became an Assistant Portfolio Manager
                                                               to the Core Portfolio Management Team. In
                                                               mid-1994, Mr. Reicher was selected to work
                                                               directly with William Price (Chairman and
                                                               CIO) and as the leader of Dresdner RCM's
                                                               Quantitative Team. He became a Director of
                                                               Dresdner RCM in June 1996 and a Portfolio
                                                               Manager on the Core Portfolio Management
                                                               Team in January 1997. Mr. Reicher is a
                                                               member of both the Security Analysts of San
                                                               Francisco and the Association of Investment
                                                               Management and Research. He received his
                                                               B.B.A. in finance, cum laude, from the
                                                               University of Massachusetts, Amherst and
                                                               holds a Certificate in International
                                                               Business from the University of Copenhagen,
                                                               Denmark.
----------------------------------------------------------------------------------------------------------
                           Joanne L. Howard, CFA       2002    Co-CIO of the U.S. Large Cap Equity
                                                               Portfolio Management Team and a voting
                                                               member of the Private Client Group Equity
                                                               Portfolio Management Team. Ms. Howard began
                                                               her investment career in Chicago in 1964 as
                                                               a Junior Security Analyst with the First
                                                               National Bank of Chicago and then as an
                                                               industry analyst with CNA Financial. In
                                                               1968, she joined ISI Corporation in San
                                                               Francisco where she became Director of
                                                               Research. In 1972, she was vested with the
                                                               responsibility for managing equity mutual
                                                               funds with assets of $300 million for the
                                                               American Express Investment Management Co.
                                                               During 17 years with Scudder, Stevens &
                                                               Clark, she became a Managing Director and
                                                               served as Senior Member of the Scudder
                                                               Quality Growth Equity Management in the San
                                                               Francisco office. Ms. Howard has been
                                                               president of both the Security Analysts of
                                                               San Francisco and the Financial Women's
                                                               Association of San Francisco. She joined
                                                               Dresdner RCM in 1992 and served as CIO of
                                                               the Private Client Group from 1996 to 2002.
                                                               She is a graduate of the University of
                                                               Wisconsin with a B.B.A. (Phi Beta Kappa),
                                                               and she has an M.B.A. in finance.
----------------------------------------------------------------------------------------------------------
                           M. Brad Branson, CFA                CIO of the Private Client Group and a
                                                               Senior Portfolio Manager on the U.S. Large
                                                               Cap Equity Portfolio Management Team. He
                                                               has over 12 years of investment experience.
                                                               Mr. Branson began at DRCM
----------------------------------------------------------------------------------------------------------

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                                                               in 1993 as a Portfolio Assistant working
                                                               directly with Joanne Howard and Claude
                                                               Rosenberg. He also functioned as an Analyst
                                                               covering consumer durables. Mr. Branson
                                                               began managing portfolios in 1995 and
                                                               became a Senior Portfolio Manager in 1999.
                                                               He came to Dresdner RCM from a
                                                               growth-oriented equity investment
                                                               management firm where he was a Research
                                                               Analyst focusing on small and mid-cap
                                                               growth stocks. Mr. Branson also assisted in
                                                               the management of income-oriented equity
                                                               portfolios. He received a B.A. in economics
                                                               from Pomona College, and he is a member of
                                                               AIMR and the Security Analysts Society of
                                                               San Francisco.
----------------------------------------------------------------------------------------------------------
Private Client Group       M. Brad Branson, CFA                See Above.
Equity Portfolio
Management Team
----------------------------------------------------------------------------------------------------------
                           Joanne L. Howard, CFA               See Above.
----------------------------------------------------------------------------------------------------------
Mid-Cap Equity             Gary B. Sokol, CFA          1997    Managing Director, Co-CIO for Dresdner RCM
Portfolio Management                                           and a Senior Portfolio Manager for the Mid
Team                                                           Cap Portfolio Team. He became Co-CIO of Mid
                                                               Cap in 1997. He joined Dresdner RCM in 1988
                                                               as a Portfolio Manager of the Mid Cap Fund.
                                                               Gary began his investment career in 1984 at
                                                               BA Investment Management Co. where he was a
                                                               securities analyst with analytical
                                                               responsibility for media, chemicals waste
                                                               services, special situations and small
                                                               capitalization companies. Gary earned his
                                                               M.M. from the JL Kellogg Graduate School of
                                                               Management of Northwestern University. He
                                                               received his B.S. in chemical engineering
                                                               from Rensselaer Polytechnic Institute,
                                                               where he was elected to Tau Beta Pi
                                                               Honorary Engineering Society.
----------------------------------------------------------------------------------------------------------
                           Brian E. Dombkowski, CFA    1997    Co-CIO for Dresdner RCM and a Senior
                                                               Portfolio Manager for the Mid-Cap Portfolio
                                                               Team. He is a product of the Dresdner RCM
                                                               Research Department, which he joined in
                                                               1995. Prior to joining Dresdner RCM, he
                                                               followed the telecommunications and banking
                                                               industries at GE Investments and worked in
                                                               the Private Client Group at Merrill Lynch.
                                                               Mr. Dombkowski earned his M.S. in finance
                                                               at the University of Wisconsin, where he
                                                               was a select participant in the prestigious
                                                               Applied Securities Analysis and Investment
                                                               Management Program.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                               He earned his B.B.A with honors in finance
                                                               from the University of Wisconsin.
----------------------------------------------------------------------------------------------------------
Small-Cap Equity           Thomas J. Ross              2001    Director, CIO and Senior Portfolio Manager
Portfolio Management                                           of the Small Cap Equity Team. He joined
Team                                                           Dresdner RCM in San Francisco in 2001.
                                                               Prior to transferring to DRCM, Mr. Ross was
                                                               a Senior Analyst and Portfolio Manager with
                                                               Dresdner Bank's dit subsidiary in Frankfurt
                                                               for 10 years, managing a variety of global
                                                               portfolios, including the dit Technology,
                                                               Multimedia, Software, and Biotechnology
                                                               Funds. Each portfolio held considerable
                                                               allocations to U.S. equities. Mr. Ross' 20
                                                               years of investment experience also include
                                                               working as a U.S. equity analyst and
                                                               portfolio manager at several large
                                                               financial institutions in the U.S. and
                                                               Europe. Mr. Ross received his undergraduate
                                                               degree from Cornell College and his Masters
                                                               of International Management from the
                                                               American Graduate School of International
                                                               Management (Thunderbird) in 1980.
----------------------------------------------------------------------------------------------------------
                           Jonathan P. Bolton                  Director and Portfolio Manager on the
                                                               Dresdner RCM Global Investors
                                                               international/global equity team. He
                                                               specializes in Japanese equities. Prior to
                                                               joining DRCM, Mr. Bolton spent fourteen
                                                               years primarily in Tokyo with investment
                                                               manager Schroders. During his time there,
                                                               he first worked as a research analyst, and
                                                               from 1991 on, he managed both retail and
                                                               institutional portfolios for non-Japan
                                                               domiciled clients investing in Japanese
                                                               equities. Jonathan graduated from the
                                                               University College of North Wales, Bangor,
                                                               with a BSc in zoology. He has a Ph.D. in
                                                               physiology from the University of
                                                               Sheffield, and he also spent three years on
                                                               a postdoctoral research fellowship at Tokyo
                                                               University, Japan.
----------------------------------------------------------------------------------------------------------
Healthcare Global Sector   Michael Dauchot, M.D.       1999    Director and Analyst on the Dresdner RCM
Research Team                                                  Global Investors global healthcare team,
                                                               focusing on medical technology and emerging
                                                               pharmaceuticals. Prior to joining the firm
                                                               in 1999, he was an analyst in the health
                                                               care industry at BancBoston Robertson
                                                               Stephens, where he also specialized in
                                                               medical technology and diagnostic
                                                               companies. He graduated from Case Western
                                                               Reserve University, Phi Beta Kappa and
                                                               magna cum laude, with a degree in chemistry
                                                               before earning
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                               his M.D. from the University of Cincinnati
                                                               College of Medicine. Dr. Dauchot earned his
                                                               M.B.A. from the J.L. Kellogg School of
                                                               Management at Northwestern University.
----------------------------------------------------------------------------------------------------------
                           Eric Shen, M.D.             2001    Joined Dresdner RCM Global Investors in
                                                               2001 as an analyst in the healthcare group,
                                                               covering biotechnology. Prior to joining
                                                               the firm, Dr. Shen was a biotechnology
                                                               analyst at Robertson Stephens where he
                                                               covered product-focused biotechnology
                                                               companies. Dr. Shen graduated Yale
                                                               University magna cum laude with a B.A. in
                                                               biology, and he received his M.D. from NYU.
                                                               He trained in internal medicine and
                                                               radiology at Massachusetts General Hospital
                                                               and Stanford University Hospital.
----------------------------------------------------------------------------------------------------------
International Equity and   Mark Phelps                         Head of Dresdner RCM's Global and
Global Equity Portfolio                                        International equity teams based in San
Management Team                                                Francisco. These teams are responsible for
                                                               the international cross border investment
                                                               mandates for clients from around the world.
                                                               He is a member of Dresdner RCM's overall
                                                               global asset allocation committee. He
                                                               joined DRCM in 1985 and is a Managing
                                                               Director and Portfolio Manager. At DRCM,
                                                               Mr. Phelps has been responsible for
                                                               specialist research, as well as serving a
                                                               more general fund management role. Prior to
                                                               joining the firm, he worked at investment
                                                               advisor Baltic Plc., after serving as an
                                                               officer in the British Army. Mr. Phelps
                                                               graduated from York University with a Bsc
                                                               in economics and is a member of the
                                                               Securities Institute in the U.K.
----------------------------------------------------------------------------------------------------------
                           Barbel Lenz                         Joined Dresdner RCM in 1997, is Deputy CIO
                                                               of International Equities and a Senior
                                                               Portfolio Manager specializing in European
                                                               securities. Ms. Lenz is a member of the
                                                               International Equity Portfolio Management
                                                               Team responsible for managing EAFE/ACWI
                                                               portfolios. She is also responsible for the
                                                               PIMCO RCM Europe Fund, which she has
                                                               managed since 1995 with Dresdner Securities
                                                               in New York. Prior to joining DRCM, she was
                                                               a Portfolio Manager with Deutscher
                                                               Investment Trust (DIT), a subsidiary of
                                                               Dresdner Bank AG in Frankfurt. Ms. Lenz
                                                               obtained her degree in business
                                                               administration and finance from the
                                                               University of Giessen in
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                               Germany.
----------------------------------------------------------------------------------------------------------
                           Jonathan P. Bolton                  See Above.
----------------------------------------------------------------------------------------------------------
                           Ara Jelalian, CFA                   Director and a Portfolio Manager of
                                                               International and Global Equities. A senior
                                                               member of the International Equity Team, he
                                                               is responsible for both portfolio and
                                                               product management. In addition to managing
                                                               specialty portfolios, he also leads the
                                                               product enhancement and development effort.
                                                               Mr. Jelalian joined Dresdner RCM in 1998
                                                               after seven years with Capital Resources
                                                               (formerly SEI Capital Resources), where he
                                                               held positions as Managing Director of
                                                               Research and Director of International
                                                               Research. Prior to SEI, Mr. Jelalian spent
                                                               seven years as an International Economist
                                                               with First Chicago Corporation, where he
                                                               analyzed and forecasted macroeconomic and
                                                               financial trends in the major
                                                               industrialized countries and consulted the
                                                               bank's clients and money management group
                                                               (now UBS Brinson) on international markets.
                                                               He received his B.A. with special honors in
                                                               economics in 1984 and his M.B.A. in 1989
                                                               from the University of Chicago.
----------------------------------------------------------------------------------------------------------
Global Technology          Walter C. Price, Jr., CFA           Managing Director, Senior Analyst, and
Management Team                                                Portfolio Manager on the global technology
                                                               team. He joined Dresdner RCM in 1974 as a
                                                               Senior Securities Analyst in technology and
                                                               became a Principal in 1978. Since 1985, he
                                                               has had increasing portfolio responsibility
                                                               for technology stocks and has managed many
                                                               technology portfolios together with Huachen
                                                               Chen. Prior to working at Dresdner RCM, he
                                                               joined Colonial Management, an investment
                                                               advisory firm in Boston, in 1971 where he
                                                               became a senior analyst responsible for the
                                                               chemical industry and the technology area.
                                                               Mr. Price is a current director and past
                                                               president of the M.I.T. Club of Northern
                                                               California. He also heads the Educational
                                                               Council for M.I.T. in the Bay Area and is a
                                                               past Chairman of the AIMR Committee on
                                                               Corporate Reporting for the computer and
                                                               electronics industries. He received his
                                                               B.S. with honors in electrical engineering
                                                               from M.I.T. and his B.S. and M.S. in
                                                               management from the Sloan School at M.I.T.
----------------------------------------------------------------------------------------------------------
                           Huachen Chen, CFA                   Managing Director and member of the
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                               portfolio management team. Joined Dresdner
                                                               RCM in 1984 as a Securities Analyst. He has
                                                               covered many sectors within technology, as
                                                               well as the electrical equipment and
                                                               multi-industry areas. Since 1990, he has
                                                               had increasing portfolio responsibility for
                                                               technology stocks and has managed many
                                                               technology portfolios together with Walter
                                                               Price. In 1994, Mr. Chen became a principal
                                                               of Dresdner RCM. Prior to DRCM, he worked
                                                               for Intel Corporation from 1980 to 1983,
                                                               where he was responsible for semiconductor
                                                               process engineering. He received his B.S.
                                                               in materials science and engineering from
                                                               Cornell University; his M.S. in materials
                                                               science and engineering from Northwestern
                                                               University, and his M.B.A. from the
                                                               University of California, Berkeley.
----------------------------------------------------------------------------------------------------------

Additional Information Regarding Portfolio Managers

Additional Information Regarding Portfolio Managers for Cadence Funds

In addition to the information in the prospectus, Ms. Katherine Burdon has a combined 20 years of experience within asset management, accounting, and healthcare. Ms. Burdon received her B.S. in biology from Stanford University and an M.S. in accounting from Northeastern University.

In addition to the information in the prospectus, Mr. William Bannick joined CCM from George D. Bjurman & Associates, where he was Executive Vice President and Portfolio Manager. He is a Chartered Financial Analyst and received his B.S. from the University of Massachusetts and M.B.A. from Boston University.

In addition to the information in the prospectus, Mr. David Breed, a founder of CCM, has over 32 years of investment experience. A founder of CCM, he has over 32 years of investment experience. Prior to founding Cadence Capital Management in 1988, Mr. Breed was Senior Vice President and Portfolio Manager of Frontier Capital Management. A Chartered Financial Analyst, he received his B.A. in finance from the University of Massachusetts and his M.B.A. from the Wharton School of Business.

Additional Information Regarding Portfolio Managers for NFJ Funds

In addition to the information in the prospectus, Mr. Ben Fischer has accumulated over 35 years of experience in research and portfolio management in the value sector. He is a Chartered Financial Analyst with a B.A. in economics, a J.D. from Oklahoma University and an M.B.A. from New York University.

In addition to the information in the prospectus, Mr. Clifton Hoover has over 15 years of experience, specializing in financial analysis and the value sector. Mr. Hoover is a Chartered Financial Analyst with a B.A. and M.B.A. from Texas Tech University.

In addition to the information in the prospectus, Mr. Paul Magnuson has over 15 years of investment experience. Prior to NFJ, Mr. Magnuson was an assistant vice president at NationsBank (successor organization to NCNB Texas & First RepublicBank), where he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios. Mr. Magnuson received his bachelor's degree in finance from the University of Nebraska-Lincoln.

In addition to the information in the prospectus, Mr. Jeffrey Partenheimer earned his B.B.A. from the University of Texas and his M.S. in finance from Texas Tech University.

In addition to the information in the prospectus, Mr. Chris Najork has over 34 years of experience in equity research and portfolio management in the value sector. Mr. Najork's prior experience includes time as Senior Vice President at NationsBank (successor organization to NCNB Texas & First RepublicBank) and as a Portfolio Manager and Analyst at RepublicBank. A Chartered Financial Analyst, Mr. Najork received his B.A. degree and M.B.A. from Southern Methodist University.

Mr. John Johnson, CFA, is a founding partner and Portfolio Manager of NFJ Investment Group. Prior to founding NFJ, he served as Co-Chief Investment Officer, Director of Research, and Senior Vice President at NationsBank, which he joined in 1964. In addition to having over 20 years of experience managing portfolios, Mr. Johnson has had responsibility over the years for client counseling, marketing, and administrative services. He received his B.A. in finance from Texas Tech University and an M.L.A. from Southern Methodist University.

Additional Information Regarding Portfolio Managers for PEA Funds

In addition to the information in the prospectus, Mr. John Schneider is known for his value investing expertise. Previously Senior Vice President and Principal at Schneider Capital Management, he has over 15 years of investment experience. Prior to his time at Schneider Capital Management, Mr.Schneider was Director of Research and a Member of the Operating Committee at Newbold's Asset Management. A Chartered Financial Analyst, he graduated from Lehigh University with a B.S. in finance.

In addition to the information in the prospectus, Mr. Ken Corba has nearly 20 years of investment experience. Before coming to PEA, he was Chief Investment Officer for Eagle Asset Management, where he was responsible for over $2 billion in retail and institutional assets. Prior to joining Eagle in 1995, Mr. Corba served as Director of the Capital Management Group at Stein Roe & Farnham. He earned his B.S. and M.B.A from the University of Michigan and is a Chartered Financial Analyst.

In addition to the information in the prospectus, Mr. Dennis McKechnie is a frequent commentator on the technology sector on CNN and CNBC. He has more than 12 years of investment experience. Prior to joining PEA, he held the position of Vice President & Senior Securities Analyst for the technology industry at Columbus Circle Investors. He had previously worked as an Electrical Engineer at NCR Corporation. Mr. McKechnie is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

In addition to the information in the prospectus, Mr. Jeff Parker has specialized in growth equity portfolios for over six years. He has a B.A. from University of Miami and an M.B.A. from Vanderbilt University.

Additional Information Regarding Portfolio Managers for Parametric Funds

In addition to the information in the prospectus, prior to his current position, Mr. David Stein served as the Director of Investment Research at GTE Investment Management. Mr. Stein was also the Director of Active Equity Strategies at the Vanguard Group and the Director of Quantitative Portfolio Management and Research at IBM Retirement Funds, where he managed U.S. equity portfolios. Mr. Stein holds a Ph.D. from Harvard University in Applied Mathematics and M.Sc. and B.Sc. degrees from the University of Witwatersrand, South Africa.

In addition to the information in the prospectus, Mr. Cliff Quisenberry, CFA, is involved in both developed and emerging international markets. As a member of the Investment Policy Committee, Mr. Quisenberry maintains a special focus on emerging markets. Mr. Quisenberry has over 10 years of experience in portfolio management. Mr. Quisenberry graduated magna cum laude from Yale with a B.A. in economics.

In addition to the information in the prospectus, Mr. Tom Seto has 8 years of experience managing structured equity portfolios. Mr. Seto is responsible for all portfolio management at Parametric, including taxable, tax-exempt, quantitative active, and international strategies. Mr. Seto received his bachelor's degree in electrical engineering from the University of Washington and his M.B.A. in finance at the University of Chicago.

Additional Information Regarding Portfolio Managers for NACM Funds

In addition to the information in the prospectus, Mr. Mark Stuckelman is the Team Leader of Nicholas-Applegate's Systematic Domestic Equity Group and leads the firm's value investment strategies. Prior to joining Nicholas-Applegate in 1995, Mr. Stuckelman was a Senior Quantitative Analyst with Wells Fargo Bank's Investment Management Group. Previously, he was responsible for the management of risk-controlled equity portfolios at Fidelity Management Trust Company. In addition, he was a Senior Consultant with BARRA. Mark earned his M.B.A. in finance from the University of Pennsylvania /Wharton School and his B.A. in computer science with honors at the University of California, Berkeley. He has 13 years of investment experience.

In addition to the information in the prospectus, Ms. Melisa Grigolite, CFA, is a Portfolio Manager on NACM's International and Global Equity Team. Prior to joining the firm in 1991, Ms. Grigolite was an accountant for three years with SGPA Architecture and Planning. She earned her B.S. in accounting from Southwest Missouri State University and M.S. in finance at San Diego State University. She has over ten years of investment experience. She has over a decade of investment experience.

In addition to the information in the prospectus, Mr. Shu Nung Lee has lead portfolio management and research responsibilities on NACM's Pacific Rim Investment Team and is a member of the International Team. He earned his M.B.A. in finance from Columbia Business School and a B.S. in product design in the department of mechanical engineering from Stanford University.

In addition to the information in the prospectus, Ms. Loretta Morris is responsible for the management of NACM's International and Global portfolios and serves as a member of the firm's Executive Committee. Before joining NACM in 1990, she spent eight years at Collins Associates, a pension consulting firm, where she was responsible for research, client service and operations. Her analytical role focused on domestic and international managers, capital market trends and performance goals and objectives. Ms. Morris attended California State University, Long Beach and is a C.F.A. Level II candidate. She has over 23 years of investment experience.

In addition to the information in the prospectus, Ms. Catherine Nicholas has oversight responsibility for NACM's Global Equity management and trading strategies. Oversight responsibility means that she is accountable for performance, consistent implementation, adherence to disciplines and client guidelines as well as for the development of new equity investment products. Ms. Nicholas also has lead portfolio management responsibilities for our Global Equity, Global Select and Global Small Cap strategies. She is a member of the Executive Committee and serves on the Allianz Dresdner Asset Management U.S. Equity Committee. Before joining Nicholas-Applegate in 1987, MS. Nicholas was a Vice President with Professional Asset Securities, Inc., where she focused on savings and loans and banks. In addition, she was a Research Analyst for Pacific Century Advisors. She earned her B.S. in business administration, cum laude, and her M.B.A. in finance from the University of Southern California. Ms. Nicholas has more than 17 years of investment experience.

In addition to the information in the prospectus, Mr. David Pavan is a member of NACM's systematic domestic equity group. Prior to joining the firm in 1999, he was a Vice President and Quantitative Equity Analyst with Putnam Investments and a Partner and Portfolio Manager with Genus Capital Management, Inc. Mr. Pavan earned his M.S. in computational finance from Carnegie Mellon University, his M.B.A. in finance from Queen's University and his B.Math from the University of Waterloo. He has nine years of investment experience.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund's performance is based on that Fund's (or its predecessor's) record to a recent date and is not intended to indicate future performance.

     The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The PEA Value, NFJ Equity Income, NFJ Basic Value, PEA Renaissance, Asset Allocation and Disciplined Value Funds along with the Multi-Discipline Portfolio may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class (and yield of each class in the case of the PEA Value, NFJ Equity Income, NFJ Basic Value, PEA Renaissance and Asset Allocation Funds along with the Multi-Discipline Portfolio) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

     Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

     The PIMCO RCM Funds were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the MMS Trust on February 1, 2002. Performance information shown (including that presented in any advertisements for the PIMCO RCM Funds) is based upon the historical performance of the predecessor funds of the PIMCO RCM Funds, adjusted as set forth herein.

     The PIMCO NACM Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the MMS Trust on July 20, 2002. Performance information shown (including that presented in any advertisements for the PIMCO NACM Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.

Calculation of Yield

     Quotations of yield for certain of the Funds may be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[( a-b + 1)/6/ -1]
                              ---
                              cd

     where a = dividends and interest earned during the period,

           b = expenses accrued for the period (net of reimbursements),

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

           d = the maximum offering price per share on the last day of the period.

     The yield of a Fund will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

     The performance results shown on the subsequent pages for the PEA Value, PEA Renaissance, PEA Growth, PEA Target, PEA Opportunity, PEA Growth & Income and PEA Innovation Funds reflects the results of operations under these Funds' previous Sub-Adviser(s) for periods prior to May 8, 2000, May 8, 2000, May 7, 1999, July 1, 1999, March 6, 1999, March 6, 1999, July 1, 1999, March 6, 1999,
November 15, 1994 and November 1, 2000 respectively. These Funds would not necessarily have achieved the results shown under their current investment management arrangements.

     The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2003. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2003*

-----------------------------------------------------------------------------------------------------------
                                                                    Since Inception   Inception   Inception
                                                                        of Fund        Date of     Date of
Fund                    Class**       1 Year   5 Years   10 Years     (Annualized)      Fund        Class
-----------------------------------------------------------------------------------------------------------
PEA Value            Institutional    -2.40%    7.19%     12.96%        13.09%         12/30/91   12/30/91
                     Administrative   -2.65%    6.87%     12.66%        12.79%                     8/21/97
                     Class A          -8.15%    5.57%     11.87%        12.09%                     1/13/97
                     Class B          -8.11%    5.72%     11.93%        12.13%                     1/13/97
                     Class C          -4.37%    5.98%     11.68%        11.81%                     1/13/97
                     Class D          -2.73%    6.81%     12.54%        12.66%                      4/8/98
                     Class R          -3.09%    6.41%     12.13%        12.76%                    12/31/02
-----------------------------------------------------------------------------------------------------------
NFJ Small-Cap        Institutional     2.28%    6.92%     12.12%        12.96%         10/1/91     10/1/91
Value                Administrative    1.93%    6.61%     11.81%        12.66%                     11/1/95
                     Class A          -3.88%    5.25%     11.02%        11.95%                     1/20/97
                     Class B          -4.05%    5.33%     11.07%        11.99%                     1/20/97
                     Class C          -0.04%    5.65%     10.82%        11.66%                     1/20/97
                     Class D           1.75%    6.47%     11.66%        12.50%                     6/28/02
                     Class R           1.52%    6.13%     11.28%        12.12%                    12/31/02
-----------------------------------------------------------------------------------------------------------
CCM Capital          Institutional    -3.76%   -0.01%     10.51%        11.87%          3/8/91      3/8/91
Appreciation         Administrative   -3.76%   -0.21%     10.27%        11.61%                     7/31/96
                     Class A          -9.44%   -1.45%      9.50%        10.95%                     1/20/97
                     Class B          -9.68%   -1.30%      9.55%        10.99%                     1/20/97
                     Class C          -5.85%   -1.07%      9.31%        10.64%                     1/20/97
                     Class D          -4.19%   -0.32%     10.12%        11.46%                      4/8/98
                     Class R          -4.54%   -0.77%      9.69%        11.03%                    12/31/02
-----------------------------------------------------------------------------------------------------------
CCM Mid-Cap          Institutional    -2.22%    1.33%     10.39%        11.49%         8/26/91     8/26/91
                     Administrative   -2.41%    1.10%     10.11%        11.21%                    11/30/94
                     Class A          -7.90%   -0.21%      9.33%        10.52%                     1/13/97
                     Class B          -8.18%   -0.10%      9.38%        10.57%                     1/13/97
                     Class C          -4.26%    0.18%      9.14%        10.23%                     1/13/97
                     Class D          -2.58%    1.01%      9.99%        11.09%                      4/8/98
                     Class R          -2.98%    0.56%      9.56%        10.66%                    12/31/02
-----------------------------------------------------------------------------------------------------------
CCM Emerging         Institutional     3.50%    4.44%     13.94%        13.90%         6/25/93     6/25/93
Companies            Administrative    3.27%    4.18%     14.22%        14.18%                      4/1/96
-----------------------------------------------------------------------------------------------------------
PEA Growth &         Institutional    -4.81%    5.37%      N/A          12.88%         12/28/94   12/28/94
Income***            Administrative   -5.17%    5.04%      N/A          12.56%                     4/16/01
                     Class A         -10.39%    3.73%      N/A          11.67%                     7/31/00
                     Class B         -10.54%    3.96%      N/A          11.73%                     7/31/00
                     Class C          -6.78%    4.15%      N/A          11.59%                     7/31/00
                     Class D          -5.18%    4.88%      N/A          12.39%                     7/31/00
                     Class R          -5.52%    4.59%      N/A          12.05%                    12/31/02
-----------------------------------------------------------------------------------------------------------
PPA Tax-Efficient    Institutional    15.57%    6.67%      N/A           6.67%         6/30/98     6/30/98
Structured           Administrative   [___]%   [___]%      N/A          [___]%
Emerging Markets
-----------------------------------------------------------------------------------------------------------
CCM Focused Growth   Institutional     0.53%     N/A       N/A         -10.99%         8/31/99     8/31/99
                     Administrative   [___]%     N/A       N/A          [___]%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NFJ Basic Value      Institutional    -2.99%     N/A       N/A           6.98%        5/8/00        5/8/00
                     Administrative   [___]%     N/A       N/A          [___]%
                     Class A          -8.80%     N/A       N/A           4.55%                     7/19/02
                     Class B          -8.88%     N/A       N/A           4.82%                     7/19/02
                     Class C          -5.15%     N/A       N/A           5.68%                     7/19/02
                     Class D          -3.55%     N/A       N/A           6.42%                     7/19/02
-----------------------------------------------------------------------------------------------------------
NFJ Equity Income    Institutional     0.92%     N/A       N/A           8.25%        5/8/00        5/8/00
                     Administrative    0.72%     N/A       N/A           7.99%                      5/8/00
                     Class A          -5.04%     N/A       N/A           5.80%                    10/31/01
                     Class B          -4.88%     N/A       N/A           6.14%                    10/31/01
                     Class C          -1.18%     N/A       N/A           6.91%                    10/31/01
                     Class D           0.43%     N/A       N/A           7.70%                    10/31/01
                     Class R           0.18%     N/A       N/A           7.45%                    12/31/02
-----------------------------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** For all Funds listed above, Class A, Class B, Class C, Class D, Class R and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D, Class R and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D, Class R and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses.

*** The investment objective and policies of the Growth & Income Fund were changed effective August 1, 2000, and its investment objective was changed on September 26, 2002. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

     The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Asset Allocation Funds, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2003. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series.

          Average Annual Total Return for Periods Ended June 30, 2003*

----------------------------------------------------------------------------------------------------------------
                                                                       Since Inception    Inception    Inception
                                                                           of Fund         Date of      Date of
Fund                  Class**        1 Year    5 Years     10 Years      (Annualized)       Fund         Class
----------------------------------------------------------------------------------------------------------------
PEA                Class A          -11.09%     8.07%       14.66%         12.86%#         4/18/88       2/1/91
Renaissance**      Class B          -11.06%     8.20%       14.70%         12.89%                       5/22/95
                   Class C           -7.54%     8.48%       14.45%         12.43%                       4/18/88
                   Class D           -5.90%     9.35%#      15.34%         13.30%#                       4/8/98
                   Class R           -6.28%#    8.91%#      14.91%         12.88%#                     12/31/02
                   Institutional     -5.60%     9.59%#      15.69%         13.68%#                     12/30/97
                   Administrative    -5.44%     9.48%#      15.49%         13.45%#                      8/31/98
----------------------------------------------------------------------------------------------------------------
PEA Growth         Class A          -12.81%    -7.20%        5.65%         11.45%#         2/24/84     10/26/90
                   Class B          -13.04%    -7.14%        5.67%         11.48%                       5/23/95
                   Class C           -9.38%    -6.88%        5.43%         10.94%                       2/24/84
                   Class D           -7.75%    -6.19%#       6.22%         11.77%#                      1/31/00
                   Class R           -8.02%#   -6.49%#       5.86%         11.39%#                     12/31/02
                   Institutional     -7.46%    -5.83%#       6.63%         12.20%#                      3/31/99
                   Administrative    -7.74%    -6.14%#       6.32%         11.91%#                      3/31/99
----------------------------------------------------------------------------------------------------------------
PEA Target         Class A           -5.36%     0.75%        9.67%         10.54%         12/17/92     12/17/92
                   Class B           -5.48%     0.95%        9.76%         10.58%                       5/22/95
                   Class C           -1.58%     1.23%        9.51%         10.35%                      12/17/92
                   Class D            0.22%     1.90%       10.29%         11.14%                        6/9/00
                   Institutional      0.52%     2.17%#      10.71%         11.56%#                      3/31/99
                   Administrative     0.37%     2.11%#      10.54%         11.39%#                      3/31/99
----------------------------------------------------------------------------------------------------------------
PEA                Class A           -2.48%    -2.19%        5.26%         12.78%#         2/24/84     12/17/90
Opportunity        Class B           -2.55%    -1.97%        5.31%         12.80%                       3/31/99
                   Class C            1.45%    -1.78%        5.08%         12.29%                       2/24/84
                   Class D             N/A       N/A          N/A            N/A                            N/A
                   Institutional      3.55%    -0.85%#       6.18%         13.52%#                      3/31/99
                   Administrative     3.25%    -1.01%#       5.97%         13.26%#                      3/31/99
----------------------------------------------------------------------------------------------------------------
PEA                Class A           -9.07%    -7.47%         N/A           7.26%         12/22/94     12/22/94
Innovation         Class B           -9.35%    -7.34%         N/A           7.35%                       5/22/95
                   Class C           -5.46%    -7.05%         N/A           7.21%                      12/22/94
                   Class D           -3.82%    -6.32%         N/A           8.05%                        4/8/98
                   Institutional     -3.52%    -6.13%#        N/A           8.35%#                       3/5/99
                   Administrative    -3.55%    -6.26%#        N/A           8.15%#                      3/10/00
----------------------------------------------------------------------------------------------------------------
Asset Allocation   Class A           -2.54%      N/A          N/A           3.04%                       9/30/98
                   Class B           -2.56%      N/A          N/A           3.15%                       9/30/98
                   Class C            1.40%      N/A          N/A           3.50%                       9/30/98
                   Institutional      3.54%      N/A          N/A           4.82%#                      3/01/99
                   Administrative     3.48%      N/A          N/A           4.65%#                      3/01/99
----------------------------------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** The investment objective and policies of the PEA Renaissance Fund and International Fund were changed effective February 1, 1992 and September 1, 1992, respectively. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

*** Class A, Class B, Class D, Class R, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the PEA Innovation Fund, Class D, Institutional Class and Administrative Class shares of the PEA Target Fund and Institutional and Administrative Class performance of the Asset Allocation Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses. Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Class D, Institutional Class and Administrative Class shares of the PEA Target Fund, and Institutional and Administrative Class performance of the Asset Allocation Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). Under the current fee structure, the PEA Renaissance Fund, PEA Growth Fund, PEA Target Fund, PEA Opportunity Fund and PEA Innovation Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class.

The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2003*
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

----------------------------------------------------------------------------------
                                                                   Since Inception
                                                                       of Fund
Fund                    Class        1 Year   5 Years   10 Years     (Annualized)
----------------------------------------------------------------------------------
PEA Renaissance     Class A         -11.09%     8.07%    14.66%        12.71%
                    Class D          -5.90%     9.35%    14.93%        12.74%
                    Class R          [___]%    [___]%    [___]%        [___]%
                    Institutional    -5.60%     9.59%    15.10%        12.85%
                    Administrative   -5.44%     9.44%    14.96%        12.76%
----------------------------------------------------------------------------------
PEA Growth          Class A         -12.81%    -7.20%     5.65%        11.16%
                    Class D          -7.75%    -6.41%     5.70%        11.09%
                    Class R          [___]%    [___]%    [___]%        [___]%
                    Institutional    [___]%    [___]%    [___]%        [___]%
                    Administrative   [___]%    [___]%    [___]%        [___]%
----------------------------------------------------------------------------------
PEA Target          Institutional     0.52%     2.11%    10.46%        11.29%
                    Administrative    0.37%     2.09%    10.45%        11.29%
----------------------------------------------------------------------------------
PEA Opportunity     Class A          -2.48%    -2.19%     5.26%        12.51%
                    Class D          [___]%    [___]%    [___]%        [___]%
                    Institutional     3.55%    -1.03%     5.48%        12.49%
                    Administrative   [___]%    [___]%    [___]%        [___]%
----------------------------------------------------------------------------------
PEA Innovation      Institutional    [___]%    [___]%      N/A         [___]%
                    Administrative   -3.55%    -6.55%      N/A          7.89%
----------------------------------------------------------------------------------
PPA Tax-Efficient   Institutional     0.44%      N/A       N/A         -2.95%
Equity              Administrative    0.17%      N/A       N/A         -3.16%
----------------------------------------------------------------------------------
Asset Allocation    Institutional     2.60%      N/A       N/A          4.24%
                    Administrative    2.61%      N/A       N/A          4.13%
----------------------------------------------------------------------------------

     The following table sets forth the average annual total return of certain classes of shares of the PIMCO RCM Funds (each of which was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended June 30, 2003. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2003*

-----------------------------------------------------------------------------------------------------------
                                                                  Since
                                                                Inception
                                                                 of Fund        Inception    Inception Date
Fund               Class**       1 Year   5 Years   10 Years   (Annualized)   Date of Fund      of Class
-----------------------------------------------------------------------------------------------------------
RCM             Class A          25.68%   19.94%      N/A         18.03%        12/30/97       02/05/02
Biotechnology
                Class B          27.04%   20.20%      N/A         18.27%                       02/05/02
                Class C          31.04%   20.39%      N/A         18.36%                       02/05/02
                Class D          33.08%   21.39%      N/A         19.34%                       12/30/97
-----------------------------------------------------------------------------------------------------------
RCM Emerging    Class A          -5.13%    2.51%      N/A         0.64%        12/30/97       02/05/02
Markets
                Class B          -5.26%    2.55%      N/A         0.76%                       02/05/02
                Class C          -2.22%    2.92%      N/A         0.94%                       02/05/02
                Class D           0.55%    3.79%      N/A         1.80%                        3/10/99
                Institutional     0.84%    4.13%      N/A         2.12%                       12/30/97
-----------------------------------------------------------------------------------------------------------
RCM             Class A         -14.61%   -8.44%      4.67%        0.71%          4/5/90       02/05/02
Europe***
                Class B         -13.80%   -8.10%      4.71%        0.73%                       02/05/02
                Class C         -11.21%   -8.11%      4.46%        0.37%                       02/05/02
                Class D          -7.85%   -6.93%      5.60%        1.43%                         4/5/90
                Institutional    -8.40%   -7.01%#     5.56%#       1.39%#                        3/3/00
-----------------------------------------------------------------------------------------------------------
RCM Global      Class A           8.47%   13.45%      N/A         16.40%        12/31/96       02/05/02
Healthcare
                Class B           8.84%   13.62%      N/A         16.53%                       02/05/02
                Class C          11.70%   13.88%      N/A         16.54%                       02/05/02
                Class D          14.71%   14.82%      N/A         17.51%                       12/31/96
-----------------------------------------------------------------------------------------------------------
RCM Global      Class A          -3.29%    2.54%      N/A          9.28%        12/31/96       02/05/02
Small-Cap
                Class B          -3.11%    2.66%      N/A          9.47%                       02/05/02
                Class C          -0.11%    2.98%      N/A          9.46%                       02/05/02
                Class D           2.73%    3.95%      N/A         10.49%                        3/10/99
                Institutional     2.94%    4.14%      N/A         10.68%                       12/31/96
-----------------------------------------------------------------------------------------------------------
RCM Global      Class A          12.02%    6.10%      N/A         14.65%        12/27/95       02/05/02
Technology
                Class B          12.63%    6.18%      N/A         14.71%                       02/05/02
                Class C          15.31%    6.48%      N/A         14.64%                       02/05/02
                Class D          18.51%    7.54%      N/A         15.82%                        1/20/99
                Institutional    18.96%    7.87%      N/A         16.15%                       12/27/95
-----------------------------------------------------------------------------------------------------------
RCM             Class A         -15.21%   -9.73%      N/A          1.13%         5/22/95       02/05/02
International
Growth Equity
                Class B         -15.30%   -9.66%      N/A          1.17%                       02/05/02
                Class C         -12.62%   -9.38%      N/A          1.07%                       02/05/02
                Class D          -9.68%   -8.48%      N/A          2.07%                        3/10/99
                Institutional    -9.03%   -8.13%      N/A          2.41%                        5/22/95
                Administrative  -10.01%   -8.52%      N/A          2.04%                       02/05/02
-----------------------------------------------------------------------------------------------------------
RCM Large-      Class A          -5.54%   -1.24%      N/A          6.57%        12/31/96       02/05/02
Cap Growth      Class B          -5.79%   -1.15%      N/A          6.69%                       02/05/02

-----------------------------------------------------------------------------------------------------------
                Class C          -1.72%   -0.86%      N/A          6.70%                       02/05/02
                Class D           0.21%    0.07%      N/A          7.71%                         3/2/99
                Class R          -0.32%   -0.39%      N/A          7.21%                       12/31/02
                Institutional     0.40%    0.32%      N/A          7.97%                       12/31/96
                Administrative    0.30%    0.10%      N/A          7.72%                       02/05/02
-----------------------------------------------------------------------------------------------------------
RCM Mid-Cap     Class A          -3.12%   -1.62%      7.95%       14.75%         11/6/79       02/05/02
                Class B          -3.00%   -1.12%      8.03%       14.79%                       02/05/02
                Class C           1.00%   -1.00%      7.91%       14.28%                       02/05/02
                Class D           3.52%   -0.07%      8.93%       15.36%                       12/29/00
                Class R           3.11%   -0.39%      8.51%       14.88%                       12/31/02
                Institutional     3.98%    0.34%      9.29%       15.68%                        11/6/79
                Administrative    3.50%   -0.03%      8.95%       15.37%                       02/05/02
-----------------------------------------------------------------------------------------------------------
RCM Small-      Institutional     2.53%  -10.89%      3.58%        4.86%          1/4/92         1/4/92
Cap
-----------------------------------------------------------------------------------------------------------
RCM Tax-        Class A          -5.40%    N/A        N/A         -2.19%         12/30/98      02/05/02
Managed
Growth
                Class B          -5.71%    N/A        N/A         -2.13%                       02/05/02
                Class C          -1.74%    N/A        N/A         -1.69%                       02/05/02
                Class D           0.00%    N/A        N/A         -0.98%                       02/12/99
                Class R          [___]%   [___]%      N/A         [___]%                       12/30/98
-----------------------------------------------------------------------------------------------------------

* For the Funds listed above, the performance information is that of the Fund under its prior fee arrangements which were in existence prior to the reorganization of the Funds on February 1, 2002. For the RCM Large-Cap Growth, RCM Mid-Cap, RCM Global Small-Cap, RCM Global Technology, RCM Tax-Managed Growth, RCM International Growth Equity and RCM Emerging Markets Funds, performance shown for the Class D shares prior to the inception date of such shares is based on Institutional Class performance adjusted to reflect the distribution and/or service 12b-1 fees and other expenses historically paid by Class D shares.

** For the Funds listed above offering Class A, Class B, Class C, Class D, Class R and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds, whose Class A, Class B, Class C and Institutional Class performance are based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum ) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which generally are lower than Class A, B and C charges for the Institutional and Administrative Classes, higher for Class D and higher for Class R. (Administrative fee charges are the same for Class A, B and C shares). Please see "Management of the Trust - Fund Administrator" for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund's fees and expenses. Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C and Institutional Class shares for the RCM Europe, the RCM Biotechnology and RCM Global Healthcare Funds are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.

*** Institutional Class performance through March 3, 2000 (when I Class shares commenced operations) is based on Class D performance, restated to reflect the lower expenses of I Class shares. Returns through 5/3/99 when the Fund converted to an open-end investment company, reflect the performance of the Fund as a closed-end investment company. The expenses of the Fund as an open-end investment company may be higher than as a closed-end investment company due to additional fees, such as distribution and/or service fees.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown which is higher than if the historical Class D share performance (i.e., the older class used for prior periods) was not adjusted to reflect the lower operating expenses of the newer class.

     The following table shows the lower performance figures that would be obtained if the performance for the newer class with lower operating expenses was calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                  Total Return for Periods Ended June 30, 2003
             (with no adjustment for operating expenses of the noted
               classes for periods prior to their inception dates)

--------------------------------------------------------------------------
                                                           Since Inception
                                                              of Fund
   Fund         Class        1 Year   5 Years   10 Years    (Annualized)
--------------------------------------------------------------------------
RCM Europe   Institutional   [___]%    [___]%    [___]%        [___]%
--------------------------------------------------------------------------

     The following table sets forth the average annual total return of classes of shares of the PIMCO NACM Funds for periods ended June 30, 2003.

     The PIMCO NACM Pacific Rim Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization as a Fund of the Trust on July 20, 2002. Accordingly, "Inception Date of Fund" for this Fund refers to the inception date of the Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of the NACM Pacific Rim Fund did not offer shares corresponding to the Fund's Class A, Class B, Class C or Class D shares. For periods prior to the "Inception Date" of a particular class of the NACM Pacific Rim Fund's shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the NACM Pacific Rim Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 2003*

---------------------------------------------------------------------------------------------------
                                                                  Since
                                                                Inception     Inception   Inception
                                                                 of Fund       Date of     Date of
  Fund              Class        1 Year   5 Years   10 Years   (Annualized)     Fund        Class
---------------------------------------------------------------------------------------------------
NACM Growth     Class A           N/A       N/A       N/A          6.27%       7/19/02      7/19/02
                Class B           N/A       N/A       N/A          6.66%                    7/19/02
                Class C           N/A       N/A       N/A         10.90%                    7/19/02
                Class D           N/A       N/A       N/A         12.81%                    7/19/02
                Institutional     N/A       N/A       N/A         13.23%                    7/19/02
                Administrative    N/A       N/A       N/A         13.02%                    7/19/02
---------------------------------------------------------------------------------------------------
NACM Global     Class A           N/A       N/A       N/A         11.66%       7/19/02      7/19/02
                Class B           N/A       N/A       N/A         12.37%                    7/19/02
                Class C           N/A       N/A       N/A         15.30%                    7/19/02
                Class D           N/A       N/A       N/A         18.60%                    7/19/02
                Institutional     N/A       N/A       N/A         19.03%                    7/19/02
                Administrative    N/A       N/A       N/A         18.80%                    7/19/02
                Class R           N/A       N/A       N/A         18.21%                   12/31/02
---------------------------------------------------------------------------------------------------
NACM Flex-Cap   Class A           N/A       N/A       N/A         20.27%       7/19/02      7/19/02
Value
                Class B           N/A       N/A       N/A         21.31%                    7/19/02
                Class C           N/A       N/A       N/A         25.60%                    7/19/02
                Class D           N/A       N/A       N/A         27.62%                    7/19/02
                Institutional     N/A       N/A       N/A         28.18%                    7/19/02
                Administrative    N/A       N/A       N/A         27.83%                    7/19/02
---------------------------------------------------------------------------------------------------
NACM            Class A           N/A       N/A       N/A         -1.42%       7/19/02      7/19/02
International
                Class B           N/A       N/A       N/A         -1.66%                    7/19/02
                Class C           N/A       N/A       N/A          1.81%                    7/19/02
                Class D           N/A       N/A       N/A          4.61%                    7/19/02
                Institutional     N/A       N/A       N/A          5.14%                    7/19/02
                Administrative    N/A       N/A       N/A          4.81%                    7/19/02
                Class R           N/A       N/A       N/A          4.36%                   12/31/02
---------------------------------------------------------------------------------------------------
NACM            Class A        -18.37%    10.15%      N/A          4.18%      12/31/97      7/19/02
Pacific Rim     Class B        -18.23%    10.49%      N/A          4.47%                    7/19/02
                Class C        -16.06%    10.33%      N/A          4.26%                    7/19/02
                Class D        -13.62%    11.40%      N/A          5.26%                    7/19/02
                Institutional  -13.17%    11.91%      N/A          5.75%                   12/31/97
---------------------------------------------------------------------------------------------------
NACM Value      Class A           N/A       N/A       N/A         15.73%       7/19/02      7/19/02
                Class B           N/A       N/A       N/A         16.64%                    7/19/02
                Class C           N/A       N/A       N/A         20.86%                    7/19/02
                Class D           N/A       N/A       N/A         22.83%                    7/19/02
                Institutional     N/A       N/A       N/A         23.38%                    7/19/02
                Administrative    N/A       N/A       N/A         23.04%                    7/19/02
---------------------------------------------------------------------------------------------------
NACM Core       Class A           N/A       N/A       N/A         12.71%       7/19/02      7/19/02
Equity
                Class B           N/A       N/A       N/A         13.47%                    7/19/02
                Class C           N/A       N/A       N/A         17.67%                    7/19/02
                Class D           N/A       N/A       N/A         19.63%                    7/19/02
                Institutional     N/A       N/A       N/A         20.18%                    7/19/02
                Administrative    N/A       N/A       N/A         19.84%                    7/19/02


---------------------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume the payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

     The following table sets forth the average annual total return (after taxes on distributions) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2003. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

     Average Annual Total Return (After Taxes on Distributions) for Periods
                               Ended June 30, 2003

-----------------------------------------------------------------------------------------------
                                                              Since
                                                            Inception     Inception   Inception
                                                             of Fund       Date of     Date of
  Fund           Class       1 Year   5 Years   10 Years   (Annualized)     Fund        Class
-----------------------------------------------------------------------------------------------
PPA Tax-
Efficient
Structured
Emerging
Markets      Institutional   15.10%     6.08%     N/A          6.08%      6/30/98      6/30/98
-----------------------------------------------------------------------------------------------
RCM Tax-     Class A         -5.40%     N/A       N/A         -2.33%      12/30/98     02/05/02
Managed      Class B         -5.71%     N/A       N/A         -2.27%                   02/05/02
Growth       Class C         -1.74%     N/A       N/A         -1.84%                   02/05/02
             Class D          0.00%     N/A       N/A         -1.12%                   02/12/99
             Institutional    0.53%     N/A       N/A         -0.91%                   12/30/98
-----------------------------------------------------------------------------------------------

     The following table sets forth the average annual total return (after taxes on distributions and redemption) of certain classes of shares of certain PIMCO Funds and certain PIMCO RCM Funds which advertise such after-tax returns for periods ended June 30, 2003. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges.

    Average Annual Total Return (After Taxes on Distributions and Redemption)
                         for Periods Ended June 30, 2003

-----------------------------------------------------------------------------------------------
                                                              Since
                                                            Inception     Inception   Inception
                                                             of Fund       Date of     Date of
  Fund           Class       1 Year   5 Years   10 Years   (Annualized)     Fund        Class
-----------------------------------------------------------------------------------------------
PPA Tax-
Efficient
Structured
Emerging
Markets      Institutional    9.52%     5.13%     N/A          5.13%      6/30/98      6/30/98
-----------------------------------------------------------------------------------------------
RCM Tax-     Class A         -3.32%     N/A       N/A         -1.79%      12/30/98     02/05/02
Managed      Class B         -3.50%     N/A       N/A         -1.74%                   02/05/02
Growth       Class C         -1.07%     N/A       N/A         -1.40%                   02/05/02
             Class D          0.00%     N/A       N/A         -0.83%                   02/12/99
             Institutional    0.32%     N/A       N/A         -0.66%                   12/30/98
-----------------------------------------------------------------------------------------------

Other Performance Information

     Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Emerging Markets Index, the Dow Jones Industrial Average, the Morgan Stanley

Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the Morgan Stanley Capital International Europe Index, the Morgan Stanley Capital International All Countries Ex-U.S. Index, the Morgan Stanley Capital International All Country World Index Free, the Morgan Stanley Capital International World Small Cap Index, the Morgan Stanley Capital International Pacific Index, the Morgan Stanley Capital International World Pharmaceuticals and Biotechnology Index , the Morgan Stanley Capital International World Healthcare Index, the Russell Midcap Growth Index, the Russell Midcap Value Index, the Russell 3000 Index, the Russell 1000 Growth Index, the Russell 2000 Growth Index, the Russell 2000 Index, the Russell Midcap Health Care Index, the Lehman Brothers Aggregate Bond Index, the Goldman Sachs Technology Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds, the Adviser or the Sub-Advisers, should be considered in light of the Funds' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     The total return and/or yield of each class may be used to compare the performance of each class of a Fund's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

     The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange. [To be updated]

     The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order. [To be updated]

     The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

     The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. [To be updated]

     The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which is comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the market for large cap stocks.

     The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. [To be Updated]

     The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. [To be Updated] The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

     The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

     BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

     The Russell Midcap Index is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market. [To be Updated]

     The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and low forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

     The Russell Midcap Health Care Index is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

     The American Stock Exchange Biotechnology Index is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are involved primarily in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

     The Nasdaq Biotechnology Index is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

     The MSCI Emerging Markets Free Index is a market capitalization- weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

     The MSCI-EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australasia, and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

     The MSCI-ACWI Ex-U.S. Index is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

     The MSCI-ACWI-Free is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The Index is representative of the market structure of 22 developed countries in North

America, Europe and the Pacific Rim. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The Index is unmanaged.

     The MSCI World Small-Cap Index is a market capitalization weighted index composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The Index aims to represent 40% of the small cap universe within each country by capturing 40% of each industry.

     The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index currently consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     The DAX 100 Index is an unmanaged index which is commonly used as a performance comparison for funds that invest primarily in Germany and which measures the total rate of return of the 100 most highly capitalized stocks traded on the Frankfurt Stock Exchange.

     The MSCI-Europe Index measures the total rate of return of nearly 600 stocks from 15 developed European countries.

     The MSCI-Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin, including Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The Index is calculated without dividends or with gross dividends reinvested in both U.S. dollars and local currency. The Index is unmanaged.

     The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

     The Blended S&P 500 Index/Lehman Brothers Aggregate Bond Index is a blended index comprised of the performance of the two indexes weighted 60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index.

     The Goldman Sachs Technology Index is a modified capitalization-weighted index of companies involved in the internet-related sector of the technology industry.

     The Value Line Composite Index consists of approximately 1,700 common equity securities.

     The Nasdaq over-the-counter index is a value-weighted index composed of 4,500 stocks traded over the counter.

     From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 2002 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                  Consumer Price
Period                                S&P 500    Treasury Bills        Index
--------------------------------------------------------------------------------

1973                                    -14.66        6.93              8.80
1974                                    -26.47        8.00             12.20
1975                                     37.20        5.80              7.01
1976                                     23.84        5.08              4.81
1977                                     -7.18        5.12              6.77
1978                                      6.56        7.18              9.03
1979                                     18.44       10.38             13.31
1980                                     32.42       11.24             12.40
1981                                     -4.91       14.71              8.94
1982                                     21.41       10.54              3.87
1983                                     22.51        8.80              3.80
1984                                      6.27        9.85              3.95
1985                                     32.16        7.72              3.77
1986                                     18.47        6.16              1.13
1987                                      5.23        5.47              4.41
1988                                     16.81        6.35              4.42
1989                                     31.49        8.37              4.65
1990                                     -3.17        7.81              6.11
1991                                     30.55        5.60              3.06
1992                                      7.67        3.51              2.90
1993                                      9.99        2.90              2.75
1994                                      1.31        3.90              2.67
1995                                     37.43        5.60              2.54
1996                                     23.07        5.21              3.32
1997                                     33.36        5.26              1.70
1998                                     28.58        4.86              1.61
1999                                     21.04        4.68              2.68
2000                                     -9.11        5.89              3.39
2001                                    -11.88        3.83              1.55
2002                                    -22.10        1.59              2.38

Cumulative Return
1973-2002                             2,357.86%     543.42%           291.27%
--------------------------------------------------------------------------------

Average Annual Return
1973-2002                               11.67%        6.63%             4.82%
================================================================================

     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

          P//t// = [1- rd]
                   [  ---]
                   [  360]
                   where,

     r =decimal yield on the bill at time t (the average of bid and ask quotes);
        and
     d =the number of days to maturity as of time t.

Advertisements and information relating to the PEA Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 2002 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap 400 Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                                                 Small     Mid-Size      Large
Period                                         Companies   Companies   Companies
--------------------------------------------------------------------------------
1981 (2/28 -12/31)                                2.15        12.82       -2.95
1982                                             24.95        22.69       21.55
1983                                             29.13        26.08       22.56
1984                                             -7.30         1.18        6.27
1985                                             31.05        35.59       31.73
1986                                              5.68        16.21       18.66
1987                                             -8.80        -2.04        5.25
1988                                             25.02        20.87       16.61
1989                                             16.26        35.55       31.69
1990                                            -19.48        -5.12       -3.10
1991                                             46.04        50.10       30.47
1992                                             18.41        11.91        7.62
1993                                             18.88        13.95       10.08
1994                                             -1.82        -3.58        1.32
1995                                             28.45        30.95       37.58
1996                                             16.49        19.20       22.96
1997                                             22.36        32.25       33.36
1998                                             -2.55        19.11       28.58
1999                                             21.26        14.72       21.04
2000                                             -3.02        17.51       -9.10
2001                                              2.49        -0.62      -11.87
2002                                            -20.48       -14.51      -22.10
--------------------------------------------------------------------------------
Cumulative Return
2/28/81-12/31/02                                676.72%    2,058.57%   1,196.62%
--------------------------------------------------------------------------------

Average Annual Return
2/28/81-12/31/02                                  9.84%       15.11%      12.45%
--------------------------------------------------------------------------------

     From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the quarterly average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the periods from October 1, 1992 through June 30, 2003.

Period                       Average P/E ratio
Ending                         Growth Stocks                       Value Stocks
--------                     -----------------                     ------------
12/31/92                          21.76                               21.40
 3/31/93                          21.59                               22.36
 6/30/93                          20.86                               21.41
 9/30/93                          20.25                               21.05
12/31/93                          18.33                               17.84

 3/31/94                          18.07                               17.69
 6/30/94                          16.70                               16.31
 9/30/94                          15.98                               15.28
12/31/94                          15.98                               14.97
 3/31/95                          15.80                               14.62
 6/30/95                          16.50                               14.87
 9/30/95                          17.85                               16.17
12/31/95                          17.91                               15.82
 3/31/96                          18.24                               16.07
 6/30/96                          18.57                               15.93
 9/30/96                          18.88                               15.80
12/31/96                          20.45                               17.03
 3/31/97                          20.28                               16.78
 6/30/97                          22.85                               18.44
 9/30/97                          23.80                               19.60
12/31/97                          22.93                               19.06
 3/31/98                          26.46                               21.32
 6/30/98                          26.55                               20.69
 9/30/98                          25.77                               19.31
12/31/98                          31.31                               22.92
 3/31/99                          39.46                               24.33
 6/30/99                          45.05                               25.93
 9/30/99                          43.93                               23.80
12/31/99                          52.31                               23.60
 3/31/00                          55.58                               22.94
 6/30/00                          54.43                               22.66
 9/30/00                          60.60                               20.00
12/31/00                          48.20                               19.80
 3/31/01                          36.80                               19.10
 6/30/01                          38.90                               19.80
 9/30/01                          32.90                               19.00
12/31/01                          26.4                                15.2
 3/31/02                          25.8                                15.9
 6/30/02                          21.5                                14.0
 9/30/02                          21.8                                18.4
12/31/02                          23.8                                19.3
 3/31/03                          [___]%                              [___]%
 6/30/03                          [___]%                              [___]%

     Advertisements and information relating to the PEA Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the PEA Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at June 30, 2003 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made on June 30, 1983.

                                                June 30, 2003 Value of $10,000
Asset Category                                 Investment made at June 30, 1983
----------------                               --------------------------------

Growth Stocks                                                $[___]
Value Stocks                                                 $[___]
Stocks                                                       $[___]

Bonds                                                        $[___]
Savings Accounts                                             $[___]

     Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PEA Growth, PEA Renaissance, PEA Innovation, PEA Opportunity, PEA Target, CCM Capital Appreciation, CCM Mid-Cap, PEA Value, NFJ Small-Cap Value, NJF Basic Value, PEA Growth and Income, NFJ Equity Income, NACM Core Equity, NACM Flex-Cap Value, NACM Global, NACM Growth, NACM International, NACM Pacific Rim and NACM Value Funds with that of the Lipper Large-Cap Growth Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Science & Technology Fund Average, Lipper Small-Cap Growth Fund Average, Lipper Mid-Cap Growth Fund Average, Lipper Large-Cap Core Fund Average, Lipper Mid-Cap Core Fund Average, Lipper Multi-Cap Value Fund Average, Lipper Small-Cap Value Fund Average, Lipper Mid-Cap Value Fund Average, Lipper Large-Cap Core Fund Average, Lipper Large-Cap Core Fund Average, Lipper Equity Income Fund Average, Lipper Large-Cap Core Fund Average, Lipper Multi-Cap Core Fund Average, Lipper Global Core Fund Average, Lipper Multi-Cap Core Fund Average, Lipper International Core Fund Average, Lipper Pacific Region Core Fund Average and Lipper Large-Cap Core Fund Average, respectively. The PEA Innovation Fund may also be compared to the NASDAQ Composite Index. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

             Average Annual Total Return (for periods ended 6/30/03)

                                                                                 Fund
                                       1 Year   3 Years   5 Years   10 Years   Inception
                                       ------   -------   -------   --------   ---------
PEA Growth Fund                       -12.81%    [ . ]%    -7.20%     5.65%
Lipper Large-Cap Growth Fund Average   [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%

PEA Renaissance Fund                  -11.09%    [ . ]%     8.07%    14.66%      [ . ]%
Lipper Multi-Cap Value Fund Average    [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%

PEA Innovation Fund                    -9.07%    [ . ]%    -7.47%       --        7.26%
Lipper Science and Technology          [ . ]%    [ . ]%    [ . ]%       --       [ . ]%
  Fund Average
NASDAQ Composite Index                 [ . ]%    [ . ]%    [ . ]%       --       [ . ]%

PEA Opportunity Fund                   -2.48%    [ . ]%    -2.19%     5.26%      [ . ]%
Lipper Small-Cap Growth                [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%
  Fund Average

PEA Target Fund                        -5.36%    [ . ]%     0.75%     9.67%      10.54%
Lipper Mid-Cap Growth Fund             [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%
  Average

CCM Capital Appreciation Fund          -9.44%    [ . ]%    -1.45%     9.50%      10.95%
Lipper Large-Cap Core                  [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%
  Fund Average

CCM Mid-Cap Fund                       -7.90%    [ . ]%    -0.21%     9.33%      10.52%
Lipper Mid-Cap Core                    [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%
  Fund Average

PEA Value Fund                         -8.15%    [ . ]%     5.57%    11.87%      12.09%
Lipper Multi-Cap Value Fund Average    [ . ]%    [ . ]%    [ . ]%    [ . ]%      [ . ]%

NFJ Basic Value Fund                   -8.80%       --        --        --        4.55%
Lipper Mid-Cap Value Fund Average      [ . ]%       --        --        --       [ . ]%

NFJ Small-Cap Value Fund                -3.88%    [ . ]%     5.25%    11.02%     11.95%
Lipper Small-Cap Value Fund Average     [ . ]%    [ . ]%    [ . ]%    [ . ]%     [ . ]%

PEA Growth & Income Fund               -10.39%    [ . ]%     3.73%      --       11.67%
Lipper Large-Cap Core Fund Average      [ . ]%    [ . ]%    [ . ]%      --       [ . ]%

NFJ Equity Income Fund                  -5.04%      --        --        --        5.80%
Lipper Equity Income Fund Average       [ . ]%      --        --        --       [ . ]%

NACM Core Equity Fund                     --        --        --        --       12.71%
Lipper Large-Cap Core Fund Average        --        --        --        --       [ . ]%

NACM Flex-Cap Value Fund                  --        --        --        --       20.27%
Lipper Multi-Cap Core Fund Average        --        --        --        --       [ . ]%

NACM Global Fund                          --        --        --        --       11.66%
Lipper Global Fund Average                --        --        --        --       [ . ]%

NACM Growth Fund                          --        --        --        --        6.27%
Lipper Multi-Cap Core Fund Average        --        --        --        --       [ . ]%

NACM International Fund                   --        --        --        --       -1.42%
Lipper International Fund Average         --        --        --        --       [ . ]%

NACM Pacific Rim Fund                  -18.37%    [ . ]%    10.15%      --        4.18%
Lipper Pacific Region Fund Average      [ . ]%    [ . ]%    [ . ]%      --       [ . ]%

NACM Value Fund                           --        --        --        --       15.73%
Lipper Large-Cap Core Fund Average        --        --        --        --       [ . ]%

Advertisements and information may compare the average annual total return at net asset value of Class A shares of the PIMCO RCM Funds, with the Lipper Averages set forth below. The Lipper Averages are described in the Funds' Prospectuses. None of the averages take into account sales charges. Sales charges would lower the returns shown. It is not possible to invest directly in the averages. The average annual total return of the Funds and the respective averages are set forth below. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

              Average Annual Total Return for periods ended 6/30/03

                                                                                   Fund
                                         1 Year   3 Years   5 Years   10 years   Inception
                                         ------   -------   -------   --------   ---------
RCM Global Small-Cap Fund                -3.29%    [ . ]%     2.54%        --      9.28%
Lipper Global Small Cap                  [ . ]%    [ . ]%    [ . ]%        --     [ . ]%
   Fund Average

RCM Global Technology Fund               12.02%    [ . ]%     6.10%        --     14.65%
Lipper Science & Technology Fund         [ . ]%    [ . ]%    [ . ]%        --     [ . ]%
  Average

RCM Global Healthcare Fund                8.47%    [ . ]%    13.45%        --     16.40%
Lipper Health Biotechnology Fund         [ . ]%    [ . ]%    [ . ]%        --     [ . ]%
  Average

RCM International Growth Equity Fund    -15.21%    [ . ]%    -9.73%        --      1.13%

                                       134

  Lipper International Fund Average      [ . ]%    [ . ]%    [ . ]%        --     [ . ]%

RCM Emerging Markets Fund                -5.13%    [ . ]%     2.51%        --      0.64%
  Lipper Emerging Markets Fund Average   [ . ]%    [ . ]%    [ . ]%        --     [ . ]%

RCM Europe Fund                         -14.61%    [ . ]%    -8.44%      4.67%     0.71%
  Lipper European Region Fund Average    [ . ]%    [ . ]%    [ . ]%     [ . ]%    [ . ]%

RCM Large-Cap Growth Fund                -5.54%    [ . ]%    -1.24%        --      6.57%
  Lipper Large Cap Growth Fund Average   [ . ]%    [ . ]%    [ . ]%        --     [ . ]%

RCM Tax-Managed Growth Fund              -5.40%    [ . ]%    [ . ]%        --     -2.19%
  Lipper Large Cap Growth Fund Average   [ . ]%    [ . ]%    [ . ]%        --     [ . ]%

RCM Small-Cap Fund*                      -2.53%    [ . ]%   -10.89%      3.58%     4.86%
  Lipper Small Cap Fund Growth Average   [ . ]%    [ . ]%    [ . ]%     [ . ]%    [ . ]%

RCM Biotechnology Fund                   25.68%    [ . ]%    19.94%        --     18.03%
  Lipper Health/Biotechnology Fund       [ . ]%    [ . ]%    [ . ]%        --     [ . ]%
  Average

RCM Mid-Cap Fund                         -3.12%    [ . ]%    -1.62%      7.95%    14.75%
  Lipper Mid-Cap Growth Fund Average     [ . ]%    [ . ]%    [ . ]%     [ . ]%    [ . ]%

RCM Global Equity Fund                   [ . ]%    [ . ]%       --         --     [ . ]%
  Lipper Global Funds Average            [ . ]%    [ . ]%       --         --     [ . ]%

* The data shown for this Fund represents the average annual total returns at net asset value of Institutional Class shares of the Fund.

     Advertisements and other information may show the average annual total return at the maximum offering price of Class A shares of the Funds. The returns shown in the table below reflect those of Class A shares of the Funds at maximum offering price and include sales charges which lower performance. The inception dates of the Funds are set forth in the tables under "Calculation of Total Return."

             Average Annual Total Return (for periods ended 6/30/03)

                                                                                Fund
                                       1 Year   3 Years   5 Years   10 Years    Inception
                                       ------   -------   -------   --------    ---------
PEA Growth Fund                        [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

PEA Renaissance Fund                   [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

PEA Innovation Fund                    [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

PEA Opportunity Fund                   [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

PEA Target Fund                        [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

CCM Capital Appreciation Fund          [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

CCM Mid-Cap Fund                       [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

PEA Value Fund                         [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

NFJ Small-Cap Value Fund               [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

PEA Growth & Income Fund               [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

NFJ Equity Income Fund                 [ . ]%    -----     -----     -----        [ . ]%

RCM Global Small Cap Fund              [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Global Technology Fund             [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Global Healthcare Fund             [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM International Growth Equity Fund   [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Emerging Markets Fund              [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Europe Fund                        [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

RCM Large-Cap Growth Fund              [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Tax-Managed Growth Fund            [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Biotechnology Fund                 [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

RCM Mid-Cap Fund                       [ . ]%    [ . ]%    [ . ]%    [ . ]%       [ . ]%

RCM Global Equity Fund                 [ . ]%    [ . ]%    -----     -----        [ . ]%

NFJ Basic Value Fund                   [ . ]%    -----     -----     -----        [ . ]%

NACM Core Equity Fund                  -----     -----     -----     -----        [ . ]%

NACM Flex-Cap Value Fund               -----     -----     -----     -----        [ . ]%

NACM Global Fund                       -----     -----     -----     -----        [ . ]%

NACM Growth Fund                       -----     -----     -----     -----        [ . ]%

NACM International Fund                -----     -----     -----     -----        [ . ]%

NACM Pacific Rim Fund                  [ . ]%    [ . ]%    [ . ]%    -----        [ . ]%

NACM Value Fund                        -----     -----     -----     -----        [ . ]%

     From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's U.S. Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Standard & Poors 500 Stock Composite Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1926 through December 31, 2002, the average annual total return of Small-Caps was 12.1%, and for Large-Caps was 10.2%.

     Advertisements and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000

Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates.

     Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1973 through 2002 was:

Stocks:             14.30%
Bonds:               8.88%
T-Bills:             6.89%
Inflation:           5.21%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the period from 1980 through 2002, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -22.10% to 37.43% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 27.70% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 2002 is set forth in the following table.

                                        MIXED
YEAR        STOCKS        BONDS        T-BILLS        INFLATION        PORTFOLIO
----        ------        -----        -------        ---------        ---------
1980         32.42%       -2.76%        11.24%          12.40%           14.11%
1981         -4.91%       -1.24%        14.71%           8.94%            0.48%
1982         21.41%       42.56%        10.54%           3.87%           27.70%
1983         22.51%        6.26%         8.80%           3.80%           13.27%
1984          6.27%       16.86%         9.85%           3.95%           11.22%
1985         32.16%       30.09%         7.72%           3.77%           26.44%
1986         18.47%       19.85%         6.16%           1.13%           16.56%
1987          5.23%       -0.27%         5.47%           4.41%            3.08%
1988         16.81%       10.70%         6.35%           4.42%           12.27%
1989         31.49%       16.23%         8.37%           4.65%           20.76%
1990         -3.17%        6.78%         7.81%           6.11%            3.01%
1991         30.55%       19.89%         5.60%           3.06%           21.30%
1992          7.67%        9.39%         3.51%           2.90%            7.53%
1993          9.99%       13.19%         2.90%           2.75%            9.85%
1994          1.31%       -5.76%         3.90%           2.67%           -1.00%
1995         37.43%       27.20%         5.60%           2.54%           26.97%
1996         23.07%        1.40%         5.21%           3.32%           10.83%
1997         33.36%       12.95%         5.26%           1.70%           19.58%
1998         28.58%       10.76%         4.86%           1.61%           16.71%
1999         21.04%       -7.45%         4.68%           2.68%            6.37%
2000         -9.11%       12.87%         5.89%           3.39%            2.68%
2001        -11.88%       10.65%         3.83%           1.55%            0.27%
2002        -22.10%       16.33%         1.65%           2.69%            1.98%

* Returns of unmanaged indexes do not reflect past or future performance of any of the Funds. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source:
Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation
(SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 2003 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

Investment               Annual                   Total                 Total
  Period              Contribution            Contribution              Saved
----------            ------------            ------------            --------
30 Years                 $ 1,979                $ 59,370              $200,000
25 Years                 $ 2,955                $ 73,875              $200,000
20 Years                 $ 4,559                $ 91,180              $200,000
15 Years                 $ 7,438                $111,570              $200,000
10 Years                 $13,529                $135,290              $200,000

This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds should be aware that certain of the Funds have experienced and may experience in the future periods of negative growth.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

     From time to time, the Trust may set forth on its internet website or in advertisements or other materials information about the expected amounts and times of Fund distributions to shareholders. In some cases, this information is estimated.

Actual distribution amounts may be higher or lower than estimated amounts and distributions, which are subject to the approval of the Board of Trustees, may not occur at all.

Compliance Efforts Related to the Euro

     Problems may arise in conjunction with the recent and ongoing introduction of the euro. Whether introducing the euro to financial companies' (such as the Funds, the Adviser, the Sub-Advisers, the Funds' custodian and transfer agents and other companies in the financial services industry) systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     The Asset Allocation Fund will vote shares of each Underlying PIMCO Fund which it owns in its discretion in accordance with its proxy voting policies.

Certain Ownership of Trust Shares

     As of March 12, 2003, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act. To the extent a shareholder "controls" a Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Custodian

     State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     [            ], serves as the independent public accountants for the Funds.
      ------------
[             ] provides audit services, tax return review and assistance and
 -------------
consultation in connection with review of SEC filings.

Transfer and Shareholder Servicing Agents

     PFPC, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

     Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Audited financial statements for the Funds, as of June 30, 2003, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated June 30, 2003, are incorporated by reference from the Trust's seven June 30, 2002 Annual Reports. Two Annual Reports correspond to the Class A, B and C Prospectuses, another two correspond to the Institutional and Administrative Prospectuses, another corresponds to the Class D Prospectuses and another corresponds to the Class R Prospectus. The Trust's June 30, 2003 Annual Reports were filed electronically with the SEC on September [_], 2003 (Accession No. [____________]).

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

     Issue Credit Rating Definitions

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity o the obligor to meet its financial commitment on the obligation.

     Speculative Grade

     Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

     C: A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to

Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   APPENDIX B
                          [TO BE UPDATED BY AMENDMENT.]

As of March 12, 2003, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined in the 1940 Act.

**   Shares are believed to be held only as nominee.

                                                                                                       Percentage of
                                                                                        Shares of       Outstanding
                                                                                       Beneficial     Shares of Class
                                                                                        Ownership          Owned
                                                                                      -------------   ---------------
     CCM Capital Appreciation Fund

     Institutional Class

**   Charles Schwab & o Inc, Special Custody Acct for Exclu Benefit of our
        Cust, 101  Montgomery St, San Francisco CA 94104-4122                         2,697,732.360         15.91%
**   PFPC FBO LPL Supermarket Program, 211 S Gulph Rd, Kng of Prussa PA
        19406-3101                                                                    1,097,550.644          6.47%
     First Union Ntl Bk FBO Circuit City Stores Inc, 1525 W Wt Harris Blvd, CMG
        3C4 NC 1151,  Charlotte NC 28262-8522                                           998,383.832          5.89%
     University of Alaska Fdn, Fdn Acct, PO Box 755120, Fairbanks AK 99775-5120         987,698.253          5.82%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                       7,026,374.993         54.25%
     The Reynolds and Reynolds Co 401K Svg Pln C/O Chase Manhattan TTEE, PO Box
        419784, Kansas City MO 64141-6784                                             1,955,113.524         15.09%
**   American Trust Co FBO American Express Trust Ret Srv Plns, PO Box 534,
        Minneapolis MN 55440-0534                                                     1,271,823.858          9.82%
     First Union Ntl Bnk, 401 S Tryon St FRB-3, CMG 2-1151, Charlotte
        NC 28202-1934                                                                   918,466.926          7.09%

     Class A
**   Prudential Sec Inc FBO Prudential Ret Srv Admin for Plan NYC Health
        & Hospital Corp, PO Box 9999, Scranton PA 18507-7207                            902,006.764          9.83%

     Class B
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  478,122.241         10.64%

     Class C
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  618,092.775         10.21%

     Class D
     NFSC FMT CO Cust IRA Rollover FBO David C Corson, 125 Richmond Hill Ct,
        Williamsburg VA 23185                                                            18,373.675          7.72%

     CCM Emerging Companies Fund

     Institutional Class

     The Northern Trust Co TTEE Toyota Directed Ret Trust, PO Box 92956,
        Chicago IL 60675-2956                                                         2,195,830.712         15.90%
     BNY Clearing Srv LLC, Wendel & Co, 111 East Kilbourn Ave, Milwaukee WI
        53202-6633                                                                    2,001,273.462         14.50%
     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198           1,730,650.381         12.54%
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101
        Montgomery St, San Francisco CA 94104-4122                                    1,636,458.451         11.85%
     Mac & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198           1,557,142.867         11.28%
     Bost & Co Mutual Fund Operations, PO Box 3198, Pittsburgh PA 15230-3198          1,244,867.795          9.02%

     Administrative Class
**   GE Financial Trust Co FBO Omnibus/GE Financial Cap Mgmt, 2425 EB Camelback
        Road Suite 530, Phoenix AZ 85016                                              2,055,756.775         79.48%
     Wells Fargo Bank MN NA FBO Retirement Plan Services, PO Box 1533,
        Minneapolis MN  55480-1533                                                      339,540.997         13.13%

     CCM Mega-Cap Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente
        Dr Suite 100, Newport Beach CA 92660-6367                                       339,205.977 *      100.00%

     CCM Mid-Cap Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101
        Montgomery St, San Francisco CA 94104-4122                                    2,206,874.689         15.16%
     Deutsche Bank Trust Co America FBO Southcoast Health System, PO Box 9014,
        Church St Station, New York NY 10008                                            784,512.613          5.39%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                       4,288,994.152         69.67%
     New York Life Trust Company, 51 Madison Ave, New York NY 10010-1603                379,235.008          6.16%

     Class B
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  291,437.383          8.40%

     Class C
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001-2483                  371,367.355          8.49%

     NACM Core Equity Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                          196,876.201 *      100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                            1,008.635        100.00%

     Class A
     LPL Financial Services, 9785 Towne Centre Drive, San Diego CA 92121                  1,383.107         57.71%

     Class C
     Raymond James & Assoc Inc FBO Jackson Rira, 880 Carillon Pkwy, St
        Petersburg, FL 33716                                                              2,587.679         80.07%
     BSDT Cust Roth IRA FBO Carol Pavuk, 2783 Terrwood Dr East, Macungie,
        PA 18002-0000                                                                       844.109         26.12%
     BSDT Cust Roth IRA FBO Carol Pavuk, 2783 Terrwood Dr East, Macungie,
        PA 18002-0000                                                                       765.910         23.70%
     BSDT Cust Roth IRA FBO Michael Pavuk, 2783 Terrwood Dr East, Macungie,
        PA 18002-0000                                                                       757.219         23.43%

     NACM Flex-Cap Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                           96,861.202 *      100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite  100, Newport Beach CA 92660-6367                                           1,018.624        100.00%

     Class A
     BSDT Cust Rollover IRA FBO Susan E Koch, 5434 Doris Drive, Allentown,
        PA 18106                                                                            129.349          8.58%
     BSDT Cust 403B Plan St Lukes Hospital FBO Sharon E Mixa, 4901 Bridlepath
        Dr, Macungie, PA 18062                                                              127.671          8.47%

     Class B
     BSDT Cust IRA FBO Antoinette Dornsife, 436 Fourth St, E Greenville
        PA 18041                                                                            313.119          9.40%

     Class C
     BSDT Cust Rollover IRA FBO Cresy M O'Reilly, 1710 Speyer Ln, Redondo
        Beach,  CA 90278                                                                  2,471.010         34.23%
     BDST Cust 403B Plan St Lukes Hospital FBO Douglas W Radcliff, 2114 Berry
        Ln, E Greenville PA 18041                                                         1,601.697         22.18%
     LPL Financial Services, 9785 Towne Centre Drive, San Diego, CA 92121-1968            1,194.962         16.55%
     BSDT Cust 403B Plan St Lukes Hospital FBO Matthew L Silfies, 743 Point
        Phillips Rd, Bath PA 18014                                                          660.152          9.14%
     BSDT Cust 403B Plan St Lukes Hospital FBO Christina M Patriarca, 2512 W
        South St, Allentown PA 18104                                                        429.265          5.95%

     NACM Global Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                           95,450.524 *      100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                            1,003.774        100.00%

     Class A
     BSDT Cust Simple IRA Cross Country MFG Inc FBO Larry R McGowan, 1131 Stone
        Quarry Hill Rd, Oxford NY 13830                                                      88.317          6.67%

     Class B
     RBC Dain Rauscher Alan Wartenberg MD TTEE Pension Plan DTD 12/01/95, 49
        Countryside Ln, Norwood MA 02062                                                    715.228         28.06%
     Victor A Guizetti and Susanne M Guizetti JTWROS, PO Box 364, Landenberg, PA
        19350                                                                               578.637         22.70%
     Gildo D Guizzetti Jr and Michelle S Guizzetti JTWROS, 554 Newark Rd,
        Landenberg, PA 19350                                                                242.214          9.50%

     Class C
     Raymond James & Assoc Inc FBO Keever James, 880 Carillon Pkwy, St
        Petersburg, FL 33716                                                              1,809.912         63.68%

     NACM Growth Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                           95,000.000*       100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                            1,000.000        100.00%

     Class A
     Raymond James & Assoc Inc FBO Bright Rev Trust, 880 Carillon Pkway, St
        Petersburg FL 33716                                                               1,440.480         51.89%

     NACM International Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                          292,194.944 *      100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                            1,017.053        100.00%

     Class A
     BSDT Cust Simple Calenda and Iacoi LTD FBO Danial A Calenda, 171 Broadway,
        Providence, RI 02903                                                                168.986         10.83%
     BSDT Cust Simple IRA Cross Country MFG Inc FBO Larry R McGowan, 1131 Stone
        Quarry Hill Rd, Oxford NY 13830                                                      98.426          6.31%

     Class B
     Raymond James & Assoc Inc FBO Dempsey Sep, 880 Carillon Pkwy, St Petersburg
        FL                                                                                  263.992         18.96%
     BSDT Cust Rollover IRA FBO Anthony J Schuman, 932 N 44th, Lincoln, NE 68503            115.009          8.26%

     Class C
     Joy L McNeese, 19402 West 98th Terrace, Lenexa, KS 66221                             1,830.594         29.35%
     BSDT Cust IRA FBO Joy L McNeese, 19402 West 98th Terrace, Lenexa, KS 66220             428.433          6.87%
     BSDT Cust Simple IRA Bresagen Inc FBO John R Smeaton, 1050 Coday Bluff,
        Athens, GA 30606                                                                    370.630          5.94%
     BSDT Cust Simple IRA Bresagen Inc FBO Allan J Robins, 1050 Coday Bluff,
        Athens, GA 30606                                                                    370.006          5.93%

     NACM Pacific Rim Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                          875,656.743 *       98.77%

     Class A
     BSDT Cust Roth IRA FBO Linda L Stabler, 472 Poppy Way, Aptos, CA 95003                 909.386         38.42%

     NACM Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                           96,454.904 *      100.00%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                            1,014.342        100.00%

     Class A
     Margaret V McCarty, PO Box 1034, Sandersville, GA 31210-5039

     Class B
     BSDT Cust Roth IRA FBO Denise Gompers, 1000 Tarpon Woods Blvd #404, Palm
        Harbor FL 34685                                                                   2,178.523         46.78%
     First Clearing Corporation, Ronald F Rosati, TOD Registration, 78
        Marylebone High St, Suite 321, London                                             1,692.860         36.35%
     Raymond James & Assoc Inc FBO Weirich Robert, 880 Carillon Pkwy, St
        Petersburg FL 33716                                                                 686.448         14.74%

     Class C
     Raymond James & Assoc Inc FBO Reardon IRA, 880 Carillon Pkwy, St Petersburg            423.729         26.50%
     Raymond James & Assoc Inc FBO Wilson-Demp Sep, 880 Carillon Pkwy, St
        Petersburg                                                                          143.403          8.97%

     NFJ Basic Value Fund

     Institutional Class
     UMBSC & Co FBO Laborers M. Financial Services, PO Box 419260, Kansas City
        MO 64141-6260                                                                    48,960.447         28.03%
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery
        St, San Francisco CA 94104-4122                                                  27,967.051         16.01%
     Mark S Geller DDS MSD Inc, Profit Sharing Trust, 1220 Coit Rd #108, Plano
        TX 75075-7757                                                                    15,807.585          9.05%
     Charles Hutto DDS Target Benefit Pl, 430 N High, Henderson TX 75652-5910            13,898.022          7.96%
     Sydney Teague, 8721 Mendocino Dr, Austin TX 78735-1421                              13,195.793          7.55%
     Sue Roberts Sloan, C/O Kirkpatrick, Klein & Mathis, 4901 LBJ Fwy Ste 120,
        Dallas TX 75244-6118                                                             11,469.122          6.57%
     Residuary Trust U/W/O Matthew C Roberts III, C/O Kirkpatrick, Klein &
        Mathis, 4901 LBJ Fwy Ste 120, Dallas TX 75244-6118                               10,953.094          6.27%

     Class A
     Raymond James & Assoc Inc FBO Alboucrek, M.J., 880 Carillon Pkwy, St
        Petersburg FL 33716                                                               3,081.770          6.91%

     Class B
     Raymond James & Assoc Inc FBO Albouy TR #3, 880 Carillon Pkwy, St
        Petersburg FL 33716                                                               3,489.119         14.19%
     Edward D Jones and Co FAO FBO John C Biermann IRA, PO Box 2500, Maryland
        Heights MOP 63043                                                                 2,659.520         10.82%
     Freida C Pitha TTEE Freida C Pitha Trust DTD 5/21/91 FBO Freida C Pitha,
        3913 Sage Ct, Bloomington IN 47401                                                2,437.643          9.91%
     BSDT Cust Rollover IRA FBO Larry W Snider, 4212 Tomahawk Dr, Sand Springs
        OK 74063                                                                          1,908.520          7.76%
     Jon M Dunn and Sarah J Dunn JTWROSD, 512 E 8th St, Bloomington IN 47408              1,837.459          7.47%
     BSDT Cust RIRA FBO Stanley J Ritchie, 828 S Woodlawn, Bloomington IN 47401           1,691.940          6.88%
     BSDT Cust IRA FBO Larry L Sargent, 203 Gardenia Ln, Jasper, IN 47546                 1,632.395          6.64%
     BSDT Cust TRA FBO Nicholas Hipskind, 700S St Rd 446, Bloomington IN 47405            1,479.542          6.02%
     NFSC FEBO Elizabeth L Gulick, 7 S Sewalls Pt Rd, Stuart FL 34996                     1,434.083          5.83%

     Class C
     NFSC FEBO Constantine Alexander, 3 Whittier St, Cambridge MA 02140                   6,671.287         13.31%
     NFSC FEBO Paul Randall/Susan Randall, 79 East Main Street, Leroy, NY 14482           5,905.240         11.78%
     NFSC FEBO John C Randall/Maureen A Randall, 3178 Daley Rd, Caledonia, NY
        14423                                                                             4,001.101          7.98%
     NFSC FEBO Charles Gribbon, 42 Split Rock Rd, Pittsford, NY 14534                     3,813.843          7.61%

     NFJ Equity Income Fund

     Institutional Class
     Northern Trust Co TTEE FBO AM Castle & Co EE Pension, Plan Equity Segment,
        PO Box 92956, Chicago IL 60675-2956                                           1,373,534.276         40.18%
     Stetson & Co., Attn: Chicago Trust co., 171 N Clark Street, 10th Floor,
        Chicago, IL 60601-3306                                                          765,891.524         22.41%
     Northern Trust Co as Cust FBO Dallas Symphony, PO Box 92956, Chicago IL
        60675-2956                                                                      233,336.133          6.83%
**   Charles Schwab & Co Inc Special Cust Acct FBO Customers, 101 Montgomery St,
        San Francisco CA 94104-4122                                                     226,935.663          6.64%

     Adminstrative Class
     First Union National Bank, 401 S Tryon St FRB 3, CMG 2-1151, Charlotte NC
        28202-1934                                                                      118,267.307        100.00%

     Class A
     NFSC FBO the Kruep Family Trust, Randall J & Donna J Kruep TTEE, PO Box
        460130, St. Louis MO 63146                                                       78,315.600          8.77%

     Class D
     Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville,
        OH 43086                                                                          9,288.738         53.49%

     NFJ International Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                          100,000.000 *       86.47%
     Chris Najork/Linda Najork, JT Ten Wros Not TC, 1632 Promotory Dr., Cedar
        Hill, TX 75104-1529                                                              15,641.293         13.53%

     NFJ Large-Cap Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr
        Suite 100, Newport Beach CA 92660-6367                                          203,470.651 *       93.44%
     Chris Najork/Linda Najork, JT Ten Wros Not TC, 1632 Promotory Dr., Cedar
        Hill, TX 75104-1529                                                              14,285.714          6.56%

     NFJ Small-Cap Value Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Cust Acct for the Exclusive Benefit of our
        Cust, 100 Montgomery St, San Francisco CA 94104                               1,018,993.281         20.98%
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                       1,012,984.058         20.86%
**   Pershing LLC, Attn: Mutual Funds, PO Box 2052, Jersey City NJ 07303                697,231.095         14.36%
     Putnam Fiduciary Trust Co FBO Idaho Power Co EE Sav Plan, Mailstop N3G, 1
        Investors Way, norwood MA 02062-1584                                            267,414.228          5.51%

     Administrative Class
**   American Express Trust Co for the Benefit of american Express Trust Ret Srv
        Plan, PO Box 534, Minneapolis MN 55440-0534                                     387,004.095         18.00%
**   National Financial Services Corp for the Exclusive Benefit of our
        Customers, 1 World Financial Center, 200 Liberty St, New York NY
        10281-1003                                                                      256,166.526         11.92%
**   FTC & Co, Datalynx, PO Box 173736, Denver CO 80217-3736                            213,587.936          9.94%
     New York Life Trust Company, 51 Madison Ave, new York NY 10010-1603                198,931.958          9.25%
     American Express Trust Co TTEE of the Ogilvy & Mather Defined Benefit Plan,
        990 AXP Financial Ctr, Minneapolis MN 55474                                     190,735.104          8.87%
     Wells Fargo Bank MN NA FBO Heller 1080, PO Box 1533, Minneapolis MN
        55480-1533                                                                      175,927.229          8.18%
     Scudder Trust Co TTEE FBO United Business Media 401K, Attn: Asset Reconc
        Dept 062941, PO Box 1757, Salem, NH 03079-1143                                  116,006.966          5.40%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               869,316.294          8.22%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,234,566.114          8.03%

     Class D
     Southwest Securities Inc FBO Franklyn J Thiebaud, IRA Rollover Custodian,
        PO Box 509002, Dallas TX 75250                                                    2,540.650         16.04%
     NFSC FEBO David L French/Jennifer M French, 654 Hanna Ave, Loveland OH
        45140                                                                             1,518.282          9.59%
     Eugene W Tyson TTEE Irene J Tyson Grandchildren Irrevo Trust, 3040 Dickens
        Ln, Mound MN 55364-8518                                                             931.651          5.88%

     Class R
     Circle Trust Company for Madsen, Kneppers, & Associates, Inc 401K Profit
        Sharing Plan, Metro Center, One Station Place, Stamford, CT 06902                   438.882         46.75%

     PEA Growth Fund

     Institutional Class
     Pacific Mutual Life Insurance Co EE Retirement Plan Trust, 700 Newport
        Center Drive, Newport Beach CA 92660                                            579,364.409         37.42%
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
        Montgomery St, San Francisco CA 94104                                           211,737.984         13.68%
     Northern Calif Tile Def Benefit Pension Pln, 777 Davis St, San Francisco CA
        94111-1405                                                                      166,166.280         10.73%
     CMTA-GMPP & Allied Workers Pens Tr, C/O Assoc Third Party Admin, 1640 South
        Loop Rd, Alameda CA 94502-7089                                                  154,890.560         10.00%
     California Race Track Assoc, PO Box 67, La Verne CA 91750-0067                     104,307.496          6.74%
     Pacific Life Foundation, 700 Newport Center Drive, Newport Beach CA 92660          100,629.700          6.50%

     Administrative Class

**   National Financial Services Corp for the Exclusive Benefit of our
        Customers, 1 World Financial Center, 200 Liberty Street, New York, NY 10281       3,826.877         16.54%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               483,033.761          9.91%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,983,721.750          8.33%

     Class D
     NFSC FBO Vinod K Adlakha, 11418 Sagewhite Dr, Houston TX 77089                         690.712         11.50%
     NFSC FEBO Nell E Castleman, John E Castleman, Louise T Castleman, 2704
        Lakeland Dr, Nashville TN 37214                                                     455.076          7.58%

     PEA Growth & Income Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
        Montgomery St, San Francisco CA 94104                                           504,327.079         50.41%
**   National Investors Services, 55 Water St , 32nd Fl, New York NY 10041              114,949.568         11.49%
**   National Financial Services Corp for the Exclusive Benefit of our
        Customers, PO Box 3908, Church St Station, New York NY 10008-3908                85,127.146          8.51%
**   Pershing LLC, Attn: Mutual Funds, PO Box 2052 Jersey City NJ 07303-2052             82,772.930          8.27%

     Administrative Class
     Harry A Parsons, 25 Prescott Pl, Hastings HDSN, NY 10706-3112                       14,240.847          5.85%
     Wells Fargo Bank MN NA FBO RPS, 1080, PO Box 1533, Minneapolis, MN
        55480-1533                                                                       13,712.915          5.64%
     State Street Bank & Trust Co Cust John P O'Dwyer, 387 Madrone Ave,
        Larkspur, CA 94939-1914                                                          13,383.995          5.50%
     Frank G Fitxpatrick/Nancy I Fitzpatrick, Ten Com, 6309 Huntover Lane,
        Rockville, MD 20852-3671                                                         12,829.161          5.27%

     Class A
**   John E Homester TTEE FBO Troy Design Inc 401K, 26211 Central Park Blvd,
        Southfield MI 48076                                                             259,818.680          6.77%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               196,381.286          8.33%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               232,660.507          6.85%

     Class D
     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245           12,305.492         25.62%
     NFSC FEBO Squam Lakes Natural Scnc Centr, PO Box 173, Holderness NH 03245            6,514.751         13.57%
     NFSC FEBO FMT Co Cust IRA Rollover FBO Eugene B Jones, 933 S 1200 E, Salt
        Lake City UT 84105                                                                4,062.297          8.46%
**   Pershing LLC, PO Box 2052, Jersey City NJ 07303-9998                                 3,080.675          6.41%

     PEA Innovation Fund

     Institutional Class
     BNY Midwest Trust Company TTEE Sun Microsystems Tax Deferred Svg Plan, 209
        W Jackson Blvd Ste 700, Chicago IL 60606-6936                                   983,057.511         57.44%
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                         349,401.124         20.41%
     Minnesota Life, 401 Robert Street North, Saint Paul MN 55101                       223,150.452         13.04%

     Administrative Class
     Putnam Fiduciary Trust Co TTEE FBO Radisys Corp 401K Svg Pln, 1 Investors
        Way, Norwood MA 02062-1584                                                       87,139.163         26.92%
     Brown and Caldwell Svg Pln, PO Box 419784, Kansas City MO 64141-6784                75,310.097         23.26%
     Barb & Co, PO Box 4599, Rockford IL 61110-4599                                      62,264.244         19.23%
**   T Rowe Price Trust Co FBO Ret Plan Clients Asset Reconciliation, PO Bo
        x17215, Baltimore MD 21297-1215                                                  53,998.776         16.68%

**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KU\Y 41015-1987                                                        16,757.341          5.18%

     Class A
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,699,987.323          8.07%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,738,871.165         17.77%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,559,534.937         16.39%

     PEA Opportunity Fund

     Institutional Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                       1,234,129.191         19.88%
     Wells Fargo Bank MN NA FBO Brown Printing, PO Box 1533, Minneapolis MN
        55480-1533                                                                      655,490.548         10.56%
     American Express Trust Co Ret Srv Plan, PO Box 534, Minneapolis MN
        55440-0534                                                                      567,791.942          9.15%
**   Lasalle Bank NA Omnibus 76, PO Box 1443, Chicago IL 60690-1443                     535,801.745          8.63%
**   Charles Schwab & Co Inc Special Custody Accounts FBO Customers, 101
        Montgomery St, San Francisco CA 94104                                           406,100.549          6.54%
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
        Drive, Newport Beach CA 92660-*6397                                             387,557.076          6.24%
     Deutsche Bank Sec, PO Box 1346, Baltimore MD 21203-1346                            376,180.062          6.06%
     Jas & Co c/o Bremer Trust NA, PO Box 986, Saint Cloud, MN 56302-0986               315,815.978          5.09%

     Administrative Class
     American Express Trust Co for the Benefit of American Express Trust Ret Srv
        Plan, PO Box 534 Minneapolis MN 55440-0534                                      173,496.147         61.89%
     New York Life Trust Co, 51 Madison Ave, New York NY 10010-1603                      86,431.078         30.83%

     Class A
**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
        Center North, Brooklyn, NY 11201                                                189,054.693          6.03%
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               174,566.332          5.57%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483                99,166.845          9.63%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               856,267.440          7.31%

     PEA Renaissance Fund

     Institutional Class
**   MORI & CO, PO Box 13366, Kansas City MO 64199-3366                               1,609,511.838         18.22%
**   HOCO, PO Box 13366, Kansas City MO 64199-3366                                    1,247,893.144         14.13%
     Pacific Mutual Life Ins Co EE Ret Plan Trust, 700 Newport Center Drive,
        Newport Beach CA 92660-6397                                                     889,212.910         10.07%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        753,108.371          8.53%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015-1987                                                         543,791.293         14.61%
**   American Express Trust Co for the Benefit of American Express Trust Ret Srv
        Plan, PO Box 534, Minneapolis MN 55440                                          442,950.207         11.90%
     Nationwide Trust Co FBO Kvaerner Inc 401K Svg Pln, PO Box 1412, Austin TX
        78767-1412                                                                      406,868.213         10.93%
     Invesco Trust Co TTEE FBO Tetra Tech Inc & Sub Ret Plan, 630 N Rosemead
        Blvd Pasadena CA 91107-2101                                                     272,496.595          7.32%
     Transco & Co, 105 N Main, PO Box 48698, Wichita KS 67201-8698                      207,310.157          5.57%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             3,021,594.311          5.76%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,901,085.827          7.40%

     PEA Target Fund

     Institutional Class
     Publix Super Market Charities Inc, Investment Manager, PO Box 32018,
        Lakeland FL 33802-2018                                                        1,976,284.585         55.95%
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
        Drive, Newport Beach CA 92660                                                   519,902.625         14.72%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        305,216.076          8.64%

     Administrative Class
     Circle Trust Company, WG Clark Employee Savings & PS/MPP, Metro Center, 1
        Station Pl., Stamford, CT 06902-6800                                              2,731.080          9.74%
     Harry A Parsons, 25 Prescott Pl., Hastings HDSN, NY 10706-3112                       1,531.145          5.46%
**   National Investor Services for the Benefit of its Customers, 55 Water
        Street, 32nd Floor, New York, NY 10041-0028                                       1,447.823          5.16%

     Class A
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               561,731.728          5.05%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483               854,905.015          8.97%

     Class C

**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             4,244,958.687          8.91%

     Class D
     Strafe & Co FAO Edwin & Wilma Parker LLC Custody, PO Box 160, Westerville
        OH 43086-0160                                                                    18,229.476         23.39%

     PEA Value Fund

     Institutional Class
     Pacific Mutual Life Insurance Co EE Ret Plan Trust, 700 Newport Center
        Drive, Newport Beach CA 92660                                                 1,514,558.487         22.09%
**   Circle Trust Company OPS Omnibus Account, Metro Center, 1 Station Pl.,
        Suite 30 Stamford, CT 06902-6800                                                971,622.480         14.17%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        567,255.205          8.27%
     Northern California Tile Defined Benefit Pension Plan, 777 Davis St, San
        Francisco CA 94111-1405                                                         434,088.899          6.33%
     CMTA-GMPP & Allied Workers Pens Tr, C/O Associated Third Party
        Administrators, 1640 S. Loop Rd, Alameda CA 94502-7089                          404,907.397          5.91%
     Koshland Family Partnership LP, PO Box 7310, Menlo Park CA 94026-7310              361,961.343          5.28%

     Administrative Class
**   FIIOC as Agent for Certain EE Benefits Trans, 100 Magellan Way KW1C,
        Covington KY 41015                                                              694,163.052         38.37%
**   Bank of NY as TTEE for Promedica Health System 401K Plan, 3 Manhattanville
        Rd Ste 103, Purchase NY 10577-2116                                              466,888.559         25.81%
     Putnam Fiduciary Trust Co TTEE Integrated Device Technology 401K, Mailstop
        N2D, One Investor Way, Norwood MA 02062-1584                                    235,103.298         13.00%
     American United Life Insurance Company Group Retirement Activity, Attn:
        Doug Wade, One American Square, Indianapolis, IN 46282-0020                     105,648.505          5.84%

     Class B
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             1,195,168.603          6.22%

     Class C
**   Smith Barney House Account, 333 West 34th St, New York NY 10001-2483             2,694,125.695         11.05%

     PIMCO Asset Allocation Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                          1,563.147         56.11%
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                  1,222.918         43.89%

     Administrative Class
**   American Express Trust Co for the Benefit of American Express Trust Ret Srv
        Pln, PO Box 534, Minneapolis MN 55440-0534                                    1,414,562.833        100.00%

     Class A
     NFSC FEBO Betty M Sisk, 1 Westboro Place, Topeka KS 66604                          114,665.826         14.64%

     PIMCO Balanced Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                 99,000.000 *      100.00%

     PIMCO Core Equity Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                100,000.000 *      100.00%

     PIMCO Disciplined Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                100,000.000 *      100.00%

     PIMCO International Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                 99,000.000 *      100.00%

     PIMCO Large Cap Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                 99,000.000 *      100.00%

     PIMCO Mid Cap Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                100,000.000 *      100.00%

     PIMCO Small Cap Value Fund

     Institutional Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660-6367                                                100,000.000 *      100.00%

     PPA Tax-Efficient Structured Emerg Markets

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                      1,425,568.553         17.15%
     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                       1,060,304.381         12.76%
**   FTC & Co, House Account, PO Box 173736, Denver CO 80217-3736                       922,163.047         11.10%
     Waycrosse Inc, International Wuity Fund II, PO Box 9300, Minneapolis MN
        55440-9300                                                                      774,613.732          9.32%
     REDE & Co, 4380 SW Macadam Ave Ste 450, Portland OR 97239-6407                     524,850.761          6.31%
     Alscott Investments LLC, PO Box 70001, Boise ID 83707-0101                         511,628.971          6.16%

     PPA Tax-Efficient Equity Fund

     Institutional Class
     Loni Austin Parrish UAW Joan D Austin DTD 12-26-86 FBO Ashley Nicole
        Parrish, PO Box 1060, Newberg OR 97132                                           12,585.589         23.14%
     Loni Austin Parrish UAW G Kenneth Austin Jr DTD 12-26-86 FBO Ashley Nicole
        Parrish, PO Box 1060, Newberg OR 97132                                           11,209.453         20.61%
     Loni Austin Parrish UAW G Kenneth Austin Jr DTD 09/26/88 FBO Jessica
        Danielle Parrish, PO Box 1060, Newberg OR 97132                                  10,755.731         19.78%
     Loni Austin Parrish UAW Joan D Austin DTD 09/26/88FBO Jessica Danielle
        Parrish, PO Box 1060, Newberg OR 97132                                           10,755.731         19.78%
     Scott N Parrish C/O Austin Industries, PO Box 1060, Newberg OR 97132                 9,074.426         16.69%

     Administrative Class
     Nancy Wiener Hamill & Corwith Hamill TTEE (PASS/PIMCO) U/A DTD Dec. 26,
        1995, Jonathan Edward Hamill Trust, 2109 Broadway, New York, NY 10023             7,359.208         31.73%
     Eleanor Shirley, 10203 Winterhue Dr., Baton Rouge, LA 70810                          6,019.438         25.96%
     James J Arsenault/Patricia M Arsenault JT Wros, 377 Charles St., E
        Williston, NY 11596-2521                                                          4,139.849         17.85%
     Joseph P Dawson, 2713 Pontiac Dr., Walnut Creek, CA 94598-4437                       3,712.654         16.01%
     Mark Greenberg, 328 Ridgeview Dr., Pleasant Hill, CA 94523                           1,926.690          8.31%

     Class A
     NFSC FEBO Robb Charitable Turst Richard A Robb, 41 Morton St Unit 15,
        Jamaica Plain MA 02130                                                           91,941.793         12.72%
     JP Morgan Securities Inc, 500 Stanton Christiana Rd, Newark DE 19713                42,844.060          5.93%

     Class C
     Edward D Jones and Co FAO Elizabeth E Verlie TTEE U/A DTD 07/06/78, PO Box
        2500, Maryland Heights, MO 63043-8500                                            53,662.661          5.13%

     Class D
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,482.249         15.83%

     RCM Biotechnology Fund

     Class A

**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
        Center North, Brooklyn, NY 11201                                                  6,200.000          7.50%

**   Bear Stearns Securities Corp For the Benefit of Its Customers, 1 Metrotech
        Center North, Brooklyn, NY 11201                                                  4,269.416          5.16%

     Class B

     NFSC FEBO Dennis L & James L Baker TTEE Springs & Sons Electrical
        Contractors Inc PSP, 2129 W. Mountain View Rd, Phoenix, AZ 85021                  4,985.457         12.03%
**   Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      2,290.426          5.53%
     John M Scukas, 1905 Dorcas Ln, Wilmington DE 19806-1163                              2,089.510          5.04%

     Class D
**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World
        Financial Center, New York NY 10281-1003                                      3,421,428.070         23.04%
**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St,
        New York NY 10041-0004                                                          832,447.673          5.61%

     RCM Emerging Markets Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                         77,888.159         69.73%
**   National Financial Srv for the Benefit of Customer, 200 Liberty St, 1 World
        Financial Center, New York NY 10281-1003                                         15,346.990         13.74%
     Citibank NA Cust FBO Dresdner RCM Emerging Market Fund, C/O Dresdner RCM
        Global Inv Aus Ltd, PO Box N687, Grosvenor Place NSW 1220 Australia              13,931.283         12.47%

     Class A
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,409.245          6.30%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                1,984.127          8.87%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,402.201         10.74%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901          9.14%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901          9.14%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303-9998                                2,042.901          9.14%
     BSDT Cust Rollover IRA FBO Louise M Porn, 108 Oak Ridge, Burr Ridge, IL
        60521                                                                             3,465.187         15.50%
     Dain Rauscher Inc FBO Walter C Rowe/Robin Rowe JT Ten/Wros, 5610 Old
        Naches, Naches, WA 98937                                                          2,136.752          9.56%

     Class B
**   LPL Financial Services, 9785 Towne Center Drive, San Diega, CA 92121                 5,364.807         27.02%
        Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                       2,125.190         10.70%
**   Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      1,438.385          7.24%
     BSDT Cust IRA FBO Judith A Cavallaro, 125 Sherman St, Brooklyn NY 11218              1,365.860          6.88%
     Antoinette P Cantore, 50 E 89th St Apt 316, New York NY 10128                        1,209.762          6.09%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                              21,113.542         12.80%

     RCM Europe Fund

     Institutional Class
     Dresdner RCM European Equities Trust, PO Box N687 Grosvenor Pl NSW 1220,
        Level 16 207 Kent St, Sydney WSW 2000 Australia                                 700,223.906        100.00%

     Class A
     Fiserv Securities, Inc., One Commerce Square, 2005 Market Street, Suite
        1200, Philadelphia, PA 19103                                                     49,859.532         53.14%
     Sterne Agee & Leach, Inc., 813 Shades Creek Pkwy, Birmingham, AL 35209              38,355.570         40.88%

     Class B
     Janney Montgomery Scott LLC, 1801 Market Street, Philadelphia PA 19103               5,477.308         55.01%
     Painewebber for the Benefit of Adelaide B Forrest, 3 Cantaberry Lane
        Coventry RI 02816                                                                 2,147.299         21.57%
     Pershing LLC, PO Box 2052, Jersey City NJ 07303                                      1,124.461         11.29%

     Class C
     Prudential Securities Inc. FBO Global Capital, Van Engelen Weg 27,
        Willemstad Curacao, Netherlands, Antilles                                        20,130.411         81.16%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                             264,026.715          8.42%
     Smith Barney Inc, 333 W 34th St FL7, New York NY 10001                             182,937.744          5.83%

     RCM Global Healthcare Fund

     Class A
     Dean Witter Reynolds Cust for Jerry A Morgan, PO Box 250 Church Street
        Station, New York NY 10008                                                        6,827.075          6.24%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                           1,840,700.973         20.94%

     RCM Global Small-Cap Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                         88,385.017         43.80%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                              62,496.733         30.97%
**   National Investor Services, 55 Water St, New York NY 10041                          16,482.390          8.17%
**   Pershing LLC, Attn: Mutual Funds, PO Box 2052, Jersey City NJ 07303                 14,257.917          7.07%

     State Street Bank & Trust as Custodian for South Dakota Higher Education
        Sav TR RCM Global SM Cap, 801 Pennsylvania Ave., Kansas City, MO 64105           10,566.925          5.24%

     Class A
     BNY Clearing Services LLC, Age Partnership, 111 East Kilbourn Avenue,
        Milwaukee, WI 53202                                                              33,571.246         36.32%
     BNY Clearing Services LLC, Advantage AATD, 111 East Kilbourn Avenue,
        Milwaukee, WI 53202                                                              32,975.076         35.67%

     Class B
     US Clearing Corp, 26 Broadway, New York NY 10004-1798                                2,420.104         12.24%
     Mesirow Financial inc, Delaware Charter Gty Trust Tr, 350 N Clark St,
        Chicago IL 60610                                                                  2,164.502         10.95%
     Painewebber for the Benefit of Painewebber CDN FBO Randall B Leong, PO Box
        3321, Weehawken NJ 07087                                                          1,513.856          7.66%

     Class C
     Raymond James & Assoc In CSDN Patricia G Miller IRA, 6015 Wellesley Ave,
        Pittsburgh PA 15206                                                               3,808.864          6.30%
     Bear Stearn Sec Corp, 1 Metrotech Center N, Brooklyn NY 11201                        3,358.000          5.56%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                              99,644.206         26.24%
**   National Investor Srv Corp for the Exclusive Benefit of Cust, 55 Water St,
        New York NY 10041                                                                20,498.105          5.40%

     RCM Global Technology Fund

     Institutional Class
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        993,292.620         23.68%
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                             957,041.586         22.82%
**   National Investor Services, 55 Water St, New York NY 10041                         220,696.353          5.26%
     Bankers Trust TTEE Harris Corporation Retirement Plan, 100 Plaza One, MS
        3048, Jersey City NJ 07311                                                      217,783.139          5.19%

     Class A
     The Vanguard Fiduciary Trust Dresdner RCM Global Tech Fund, PO Box 2600,
        Valley Forge PA 19482                                                           384,611.868         45.21%
     State Street Bank & Trust Co Southern California Edison Co Stock Svg Plan,
        105 Rosemont Ave, Westwood MA 02090                                              81,049.548          9.53%
     The Manufacturers Life Insurance Company USA, 250 Bloor St E, 7th Floor,
        Toronto, Ontario, Canada, M4W1E5                                                 64,148.168          7.54%

     Class B
     John R Kissell and Frances B Kissell JTWROS, 10 Shepard Springs Ct, Durham
        NC 27713                                                                          1,824.818          6.50%

     Class C
     CIBC World Markets Corp, PO Box 3484, Church St Station, New York NY 10008           4,671.707          8.08%

     Class D

**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                           1,233,495.344         19.58%

     RCM International Growth Equity Fund

     Institutional Class
     Asset Allocation Portfolio, PIMCO 840 Newport Center Drive Ste 100, Newport
        Beach CA 92660                                                                1,257,102.562         40.19%
     Sheldon & Co C/O National City, PO Box 94984, Cleveland OH 44101                   366,397.054         11.71%
     Merrill Lynch Pierce Fenner & Smith Inc for the Sole Bene of its Cust, 4800
        Deer Lake Dr E 3rd Fl, Jacksonville FL 32246                                    334,724.865         10.70%
     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014        273,742.405          8.75%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        223,158.473          7.14%
     SF Symphony Assoc Retirement Trust, Attn: Deena Soulon, Davies Symphony
        Hall, 201 Van Ness Ave., San Francisco, CA 94102-4595                           170,038.451          5.44%

     Administrative Class
     Harry A Parsons, 25 Prescott Pl., Hastings HDSN, NY 10706-3112                       9,327.434          8.17%
     Frank G Fitzpatrick/Nancy I Fitzpatrick Ten Com, 6309 Huntover Lane,
        Rockville, MD 20852-3671                                                          8,262.459          7.24%
     State Street Bank & Trust Co Cust IRA R/O C. William Frankland, 4811 NE
        43rd Street, Seattle, WA 98105-5117                                               6,098.383          5.34%
     Marian A Barnet, 1630 43rd Ave E, #812, Seattle WA 98112                             5,818.415          5.10%

     Class A
     Painewebber for the Benefit of the Feinstein Foundation inc, 37 Alhambra
        Circle, Cranston RI 02905                                                       182,213.668         17.64%
     BNY Clearing Services LLC, Advantage AATD, 111 East Kilbourn Avenue,
        Milwaukee, WI 53202                                                              57,575.000          5.57%

     Class B
     RBC Dain Rauscher, Spitzer Management Inc, 150 E Bridge St, Elyria, OH
        44035                                                                            23,045.458          5.10%

     Class C
**   Smith Barney House Acct, 333 West 34th St, New York NY 10001                       580,483.519         13.67%

     Class D
**   National Investors Services, 55 Water Street 32nd Fl, New York NY 10041             50,411.477         10.14%

     RCM Large Cap Growth Fund

     Institutional Class
     Union Bank Trust Nominee Select Benefit 401K Plan, PO Box 85484, San Diego
        CA 92186-5484                                                                 3,952,796.273         19.97%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                      3,224,518.578         16.29%
     Putnam Fiduciary Trust Co TTEE FBO Nordstrom Inc DCPA Team 650256, 1
        Investors Way, Norwood MA 02062-1584                                          1,730,193.927          8.74%

     Administrative Class
     Fidelity Investments Inst Operations Co Inc Cust FBO (FIBC) as Agent for
        Certain Employee Benefit Plans, 100 Magellan Way (KWIC), Covington, KY
        41015                                                                         2,888,247.448         51.85%
     Deutsch Bank America Trust Co FBO Nortel Networks LTIP, 100 Plaza One
        #JCY03-0408, Jersey City NJ 07311                                             1,903,139.921         34.17%
     Foundation for LSU Health Sciences Center - BRSF Account, Attn: Bridgit
        Miller, 1600 Canal St, Suite 1010, New Orleans, LA 70112-2888                   378,185.310          6.79%
     Foundation for LSU Health Sciences Center - General Endowed Account, Attn:
        Bridgit Miller, 1600 Canal St, Suite 1010, New Orleans, LA 70112-2888           373,838.352          6.71%

     Class A
     Hillstrust, PO Box 100, Iowa City IA 52244                                         151,723.828         20.01%
     Valley Cabinet Inc 401K, 845 Prosper St, De Pere WI 54115                           98,241.176         12.95%
     Legg Mason Wood Walker Inc, PO Box 1476, Baltimore MD 21202                         54,969.776          7.25%
     Frontier Trust TTEE Ness Motley Loadholt Richardson & Poole CDM 401K Plan,
        PO Box 10699, Fargo ND 58106                                                     46,494.597          6.13%

     Class B
     US Clearing Corp, 26 Broadway, New York NY 10004                                     9,539.976          5.31%

     Class C
     Smith Barney House Account, 333 West 34th St, New York NY 10001                     10,059.305          7.56%

     Class D
**   National Financial Srv Corp FBO our Cust, 200 Liberty St, One World
        Financial Center, New York NY 10281                                           1,969,718.320         28.80%
     Reed Elsevier US Salary Investment Plan 401K, State Street Bank & Trust
        TTEE 105 Rosemont Rd, Westwood MA 02090                                         779,441.855         11.40%

     RCM Mid-Cap Fund

     Institutional Class
     National Electrical Benefit Fund, 1125 15th St NW Rm 401, Washington DC
        20005-2775                                                                   19,061,067.266         18.85%
     Abbott Laboratories Annuity Ret Trust Fund, 1 Abbott Park Rd, Abbott Park
        IL 60064                                                                     13,627,536.319         13.48%
     UFCW N CA Employers JT Pension Plan, PO Box 9000, Walnut Creek CA
        94598-0990                                                                   11,113,066.704         10.99%
     Consolidated Natural Gas Co Pension Trust-RCM Equity Acct, Consolidated
        Natural Gas Co, CNG Tower 625 Liberty Ave, Pittsburg PA 15222                10,881,427.930         10.76%

     Administrative Class
     Allianz Dresdner Asset Management of America L.P., 888 San Clemente Dr Ste
        100, Newport Beach CA 92660                                                       4,385.965        100.00%

     Class A

**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    27,963.933         15.17%
     Dean Witter Reynolds Cust for Paul L Lang, PO Box 250 Church Street
        Station, New York, NY 10008-0250                                                 19,334.588         10.49%
     Painewebber FBO UBS Painewebber CDN FBO Kathryn Pourakis, PO Box 3321,
        Weehawken, NJ 07086-8154                                                         15,334.862          8.32%

     Matrix Trust Co Cust FBO Pioneer Equipment PSP, 700 17th St, Suite 300,
        Denver, CO 80202                                                                 13,743.301          7.45%
     Painewebber FBO Josephine Celli JTWROS Adelaide J Luers, 12 Cresent Ave,
        Cliffside Park, NJ 07010-3004                                                    13,362.946          7.25%
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    10,215.054          5.54%
     Painewebber FBO Daria J Baldissard & Thelma Baldissard JTTEN, 14 Cameron
        Avenue, Pompton Plains, NJ 07444-2005                                             9,452.055          5.13%

     Class B
**   Pershing LLC, PO Box 2052, Jersey City, NJ 07303                                    13,650.794         10.67%
**   LPL Financial Srv, 9785 Towne Centre Dr, Sna Diego CA 92121                          8,241.758          6.44%

     Class C
     Southwest Securities Inc FBO Woodrow Richard Stubbs Charitable Remainder
        Trust, Woodrow Richard Stubbs TTEE, PO Box 509002, Dallas, TX 75250              28,248.588          9.81%
     Raymond James & Assoc Inc FBO Cambre, MS, 880 Carillon Pkwy, St Petersburg
        FL 33716                                                                         18,767.124          6.52%
     Raymond James & Assoc Inc FBO Smith Laura, 880 Carillon Pkwy, St Petersburg
        FL 33716                                                                         17,872.011          6.21%

     Class D
     Dian Rauscher Inc FBO Trukan & Co (II) c/o The Trust Company of KS, PO Box
        3699, Wichita, KS 67201                                                         196,067.416         11.11%

     RCM Small-Cap Fund

     Institutional Class
     Cypress Lawn Cemetery Assoc Endowment Care Fund, PO Box 397, Colma CA 94014        383,285.661         22.68%
     The Jay & Rose Phillips Family Fdtn, PO Box 1787, Milwaukee WI 53201-1787          238,907.595         14.13%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                        231,775.745         13.71%
     Washington Meat Industry UFCW Local 44, PO Box 547, Mt Vernon WA 98273             201,157.479         11.90%
     Golden Gate Transit, Amalgamated Retirement Board, 35 Mitchell Blvd Suite
        4, San Rafael CA 94903                                                          189,596.609         11.22%
     SF Symphony Assoc Retirement Trust, Attn: Deena Soulon, Davies Symphony
         Hall, 201 Van Ness Ave, San Francisco, CA 94102-4595                           127,058.239          7.52%
     General Mills Group Trust/General Mills Inc, Attn: Joan Cichoski, 1 General
        Mills Blvd, Minneapolis, MN 55426-1348                                           95,862.914          5.67%
     Telex Communications Inc., Attn: Ms Kathy Curran, Telex Communications
        Inc., 12000 Portland Ave, Burnsville, MN 55337-1522                              93,636.449          5.54%
     Zion First National Bank FBO CSEA, PO Box 30880, Salt Lake City, UT 84130-0880      93,355.950          5.52%

     RCM Tax-Managed Growth Fund

     Institutional Class
     Wells Fargo Bank MN NA FBO Swindells Marital TUW PIMCO RCM, PO Box 1533,
        Minneapolis MN 55480                                                             66,743.296         23.63%
**   Charles Schwab & Co Inc Special Custody Acct for the Exclusive Benefit of
        our Customers, 101 Montgomery St, San Francisco CA 94104                         54,474.843         19.28%
**   PFPC FBO Linsco Private Ledger, 211 S Gulph Rd, King of Prussia PA 19406            47,667.703         16.87%
     Aliza Jane Klingenstein 2002 Trust, Attn: Alan Klingenstein, 924 West End
        Ave, #45, New York, NY 10025-3540                                                37,448.103         13.26%
     Hannah June Klingenstein 2002 Trust, Attn: Alan Klingenstein, 924 West End
        Ave, #45, New York, NY 10025-3540                                                37,444.620         13.26%

     The Joyce L Stupski Chartable Remainder Unitrust, 2 Belvedere Place Suite
        110, Mill Valley CA 94941                                                        22,959.850          8.13%

     Class A
     RBC Dain Rauscher Custodian Martha Krejci, Individual Retirement Account,
        963 Bayview Circle, Mukwonago, WI 53149                                          22,172.949         24.18%
     RBC Dain Rauscher Custodian Robert Stabile, IRA, 13322 Stonecrest Ln,
        Conroe TX 77303                                                                  13,676.149         14.92%
     RBC Dain Rauscher Custodian Robert Mesaros Segregated Rollover IRA, 2727
        Madison Dr, Longmont CO 80503                                                     8,771.930          9.57%
     Dain Rauscher Inc FBO Dennis E Fitch Sr TTEE Geneann Fitch Liv Trust U/A
        DTD 09/26/95, 37W523 Greybarn Rd, St Charles, IL 60175                            6,873.537          7.50%
     RBC Dain Rauscher Custodian William G Parrot Segregated Rollover IRA
        IMS/Cleary Gull Mutual Fds, 2513 N Patricia Ln, McHenry IL 60050                  5,765.199          6.29%
     RBC Dain Rauscher Custodian Leslie Warner Jr IRA, 1583 Foxfire Ln, Naples
        FL 34104                                                                          4,921.260          5.37%

     Class B
     NFSC FEBO Philip C Cohen, 12521 Valley Pines Dr, Reisterstown MS 21136               8,352.414          8.22%
     NFSC FEBO Reba E Sapperstein, 6801 Wellwood Court, Pikesville MD 21209               7,803.790          7.68%
     NFSC FEBO Harold Yatt TTEE Harold & Bonnie L Yatt Living Tr, 6503 Park
        Heights Ave Apt 2J                                                                7,803.790          7.68%
     NFSC FEBO Michael J Schultz MD, 3 Whitebridge Court, Baltimore MD 21208              7,319.820          7.20%
     NFSC FEBO Steven F Noskow MD Merle R Noskow, 8433 Legend Club Dr, West Palm
        Beach FL 33412                                                                    5,681.818          5.59%
     NFSC FEBO Mindy Fishkind Ronald Fishkind TEN By Ent, 3707 Michelle Way,
        Baltimore MD 21208                                                                5,442.707          5.36%

     Class C
     Wexford Clearing Srv Corp FBO James L Sarale & Robert A Sarale & Thomas J
        Sarale Ten Com, PO Box 6066, Stockton CA 95206                                    5,931.198%        14.31%
     Wells Fargo Investments LLC, 608 Second Avenue South, 8th Floor,
        Minneapolis, MN 55402                                                             2,149.945          5.19%

PIMCO Funds Shareholders' Guide
 for Class A, B, C and R Shares


_______ __, 2003


This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Class A, B, C and R shares of the MMS Trust and the PIMS Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a "Retail Prospectus"). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Advisors Distributors LLC distributes the Funds' shares. You can call PIMCO Advisors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcoadvisors.com.

TABLE OF CONTENTS

How to Buy Shares..........................................................SG-3
Alternative Purchase Arrangements..........................................SG-9
Exchange Privilege.........................................................SG-28
How to Redeem..............................................................SG-30

        How to Buy Shares

        Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Advisors Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is an affiliate of PIMCO Advisors Fund Management LLC ("PIMCO Advisors Fund Management"), the investment adviser to the Funds that are series of the MMS Trust and a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), the former investment adviser to the Funds that are series of the MMS Trust. The Distributor is also an affiliate of Pacific Investment Management Company LLC ("Pacific Investment Management Company"), the investment adviser to the Funds that are series of the PIMS Trust, and also a subsidiary of ADAM of America. PIMCO Advisors Fund Management and Pacific Investment Management Company are each referred to herein as an "Adviser."


        There are two ways to purchase Class A, Class B or Class C shares: either (i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class R shares may only be purchased by 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan's financial service firm has an agreement with the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company to utilize Class R shares in certain investment products or programs (each, a "Class R Eligible Plan"). Additionally, Class R shares are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Class B shares of the Short Duration Municipal Income Fund, Class B and Class C shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when new classes of these Funds are first offered.


        Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (or Class C shares of certain Funds) (the "initial sales charge alternative"),
(ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade (except for Class C shares of those Funds that charge an initial sales charge). Purchase payments for Class A shares and certain Funds' Class C shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

        All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with the Distributor, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

        Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and "Alternative Purchase Arrangements--Sales at Net Asset Value," and purchases by certain registered representatives as described below under "Registered Representatives' Investments," the minimum initial investment in Class A, Class B, Class C or Class R shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions and other payments to dealers, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

DIRECT INVESTMENT

        Investors who wish to invest in Class A, Class B, Class C or Class R shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker. Although Class R shares may be purchased by a plan administrator directly from the Trusts, retirement plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the retirement plan level. Plan participants may not purchase Class R shares from the Distributor.

PURCHASE BY MAIL

        Investors who wish to invest directly may send a check payable to PIMCO Advisors Distributors LLC, along with a completed application form to:

        PIMCO Advisors Distributors LLC
        P.O. Box 9688
        Providence, RI  02940-0926

        Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

SUBSEQUENT PURCHASES OF SHARES

        Subsequent purchases of Class A, Class B, Class C or Class R shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Advisors Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

TAX-QUALIFIED RETIREMENT PLANS

        The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP), Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust

Company as custodian. This type of plan is available to employees of certain non-profit organizations.

        The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO FUNDS AUTO-INVEST

        The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of PIMCO Funds Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

REGISTERED REPRESENTATIVES' INVESTMENTS

        Current registered representatives and other full-time employees of participating brokers or such persons' spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $500 per Fund and the minimum subsequent investment is $50.

PIMCO FUNDS AUTO-EXCHANGE

        The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

        Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

        Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of PIMCO Funds Auto-Exchange Plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see "Exchange Privilege."

PIMCO FUNDS FUND LINK

        PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the "Transfer Agent"), the Funds' transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

        Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts or in other omnibus accounts.

SIGNATURE GUARANTEE

        When a signature guarantee is called for, a "medallion" signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

        The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds' signature guarantee requirements.

ACCOUNT REGISTRATION CHANGES

        Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" above. All correspondence must include the account number and must be sent to:

        PIMCO Advisors Distributors LLC
        P.O. Box 9688
        Providence, RI  02940-0926

SMALL ACCOUNT FEE

        Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the minimum balance is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors Fund Management and/or, in the discretion of PIMCO Advisors Fund Management, its affiliates.

MINIMUM ACCOUNT SIZE

        Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder's balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder's Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder's Fund shares or if the aggregate value of the shareholder's accounts in PIMCO Funds exceeds $50,000.

TRANSFER ON DEATH REGISTRATION

        The Distributor may accept "transfer on death" ("TOD") registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state's law governs TOD registrations).

ALTERNATIVE PURCHASE ARRANGEMENTS

        The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Advisor Class, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Advisor Class shares are offered primarily through broker-dealers and other intermediaries. Similar to Class R shares, Class D, Advisor Class, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Advisor Class, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Advisor Class, Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

        The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares and certain Class C shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge (although Class C shares of certain Funds are subject to a 1% initial sales charge). However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares purchased on or before December 31, 2001 convert into Class A shares after the shares have been held for seven years. Class B shares purchased after December 31, 2001 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially (except for purchases of Class C shares of the CommodityRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds, which, beginning during the first quarter of 2002 (fourth quarter of 2002 for the CommodityRealReturn Strategy Fund), will be subject to a 1% initial sales charge). Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares that are subject to the 1% sales charge mentioned above) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

        For administrative convenience, Class C shares that are subject to the 1% initial sales charge referred to above are sometimes referred to as "Class CII" shares. The Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares.

Class R. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares. Class R shares are available only to Class R Eligible Plans.

        In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

        The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares (including those with the 1% initial sales charge referred to above) of a Fund is $999,999. The Funds may refuse any order to purchase shares.

        For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C (including Class CII) shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code); (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA; (iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA; (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, ADAM of America, PIMCO Advisors Fund Management or Pacific Investment Management Company; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;
(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; (xv) a redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or (xvi) a redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

        The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (d) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
(e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan (See "How to Redeem--Automatic Withdrawal Plan"); and (f) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund's prospectus.

        The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates (e.g., with respect to disabilities), etc.

EXEMPT TRANSACTIONS; NO INITIAL SALES CHARGES, CDSCS OR PAYMENTS TO BROKERS

        Investors will not pay any initial sales charges and will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as "Exempt Transactions"):

    . A redemption by a holder of Class A or Class C (including Class CII) shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

    . A redemption by a holder of Class A or Class C (including Class CII) shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

    . Transactions described under clause (A) of Note 4 to the tables in the subsection "Initial Sales Charge Alternative--Class A Shares."

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

        Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds) or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

                     INITIAL SALES CHARGE -- CLASS A SHARES

Asset Allocation, CommodityRealReturn Strategy, NFJ Basic Value, CCM Capital Appreciation, NFJ Equity Income, PEA Growth, PEA Growth & Income, PEA Innovation, CCM Mid-Cap, NACM Flex-Cap Value, NACM Core Equity, NACM Global, NACM Growth, NACM International, NACM Pacific Rim, NACM Value, PEA Opportunity, RCM Biotechnology, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Tax-Managed Growth, PEA Renaissance, NFJ Small-Cap Value, PEA Target, PPA Tax-Efficient Equity and PEA Value Funds.

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             5.82%                        5.50%                     4.75%
$ 50,000 - $99,999        4.71%                        4.50%                     4.00%
$ 100,000 - 249,999       3.63%                        3.50%                     3.00%
$ 250,000 - $499,999      2.56%                        2.50%                     2.00%
$ 500,000 - $999,999      2.04%                        2.00%                     1.75%
$ 1,000,000 +             0.00%/(1)/                   0.00%/(1)/                0.00%/(2)/

All Asset, Convertible, Emerging Markets Bond, European Convertible, Foreign Bond, Global Bond II, GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Strategic Balanced, Total Return and Total Return Mortgage Funds

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             4.71%                        4.50%                     4.00%
$ 50,000 - $99,999        4.17%                        4.00%                     3.50%
$ 100,000 - $249,999      3.63%                        3.50%                     3.00%
$ 250,000 - $499,999      2.56%                        2.50%                     2.00%
$ 500,000 - $999,999      2.04%                        2.00%                     1.75%
$ 1,000,000+              0.00%/(1)/                   0.00%/(1)/                0.00%/(3)/

MUNICIPAL BOND, REAL RETURN AND STOCKSPLUS FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.50%
$ 50,000 - $99,999        2.56%                        2.50%                     2.00%
$ 100,000 - $249,999      2.04%                        2.00%                     1.75%
$ 250,000 - $499,999      1.52%                        1.50%                     1.25%
$ 500,000 - $999,999      1.27%                        1.25%                     1.00%
$ 1,000,000+              0.00%/(1)/                   0.00%/(1)/                0.00%/(3)/

SHORT DURATION MUNICIPAL INCOME AND SHORT-TERM FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             2.04%                        2.00%                     1.75%
$ 50,000 - $99,999        1.78%                        1.75%                     1.50%
$ 100,000 - $249,999      1.52%                        1.50%                     1.25%
$ 250,000+                0.00%/(1)/                   0.00%/(1)/                0.00%/(4)/

CALIFORNIA INTERMEDIATE MUNICIPAL BOND, CALIFORNIA MUNICIPAL BOND AND NEW YORK MUNICIPAL BOND FUNDS

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.75%
$ 50,000 - $99,999        2.04%                        2.00%                     1.75%
$ 100,000 - $249,999      1.01%                        1.00%                     0.90%
$ 250,000+                0.00%/(1)/                   0.00%/(1)/                0.00%/(4)/

LOW DURATION FUND

                                                                                 Discount or Commission to
                          Sales Charge as % of Net     Sales Charge as % of      dealers as % of Public
Amount of Purchase        Amount Invested              Public Offering Price     Offering Price**
--------------------      ------------------------     ---------------------     -------------------------
$ 0 - $49,999             3.09%                        3.00%                     2.50%
$ 50,000 - $99,999        2.04%                        2.00%                     1.75%
$ 100,000 - $249,999      1.01%                        1.00%                     0.90%
$ 250,000+                0.00%(1)                     0.00%(1)                  0.00%(4)

** From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.

4. (A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor's practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% of the net asset value of such shares for so long as such shares are outstanding, as described below under "Participating Brokers." These payments are not made in connection with sales to employer-sponsored plans.

        Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

        Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

        Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

        These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds (other than the Money Market Fund) which offer Class A shares (together, "eligible PIMCO Funds") into a single purchase (a "Single Purchase"), if the resulting purchase totals at least $50,000. The term Single Purchase refers to:

        (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amount, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account(s);

        (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

        (iii) a single purchase for the employee benefit plans of a single employer.

        For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of Class A shares of any eligible PIMCO Fund (which does not include the Money Market Fund) may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

        (i) the amount of the investor's total current purchase (including any sales charge);

        (ii) the net asset value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor; and

        (iii) the net asset value (at the close of business on the day of the current purchase) of all shares owned by another shareholder eligible to be combined with the investor's purchase into a Single Purchase.

        For example, if a shareholder owned Class A shares of the PEA Growth & Income Fund with a current net asset value of $25,000 and he wished to purchase Class A shares of the PEA Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PEA Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the Low Duration Fund, Short Term Fund, Short Duration Municipal Bond Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

        Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any eligible PIMCO Fund, you and your spouse each purchase Class A shares of the PEA Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the eligible PIMCO Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds).

        A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

        If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, ADAM of America, PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of PIMCO Advisors Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of PIMCO Advisors Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children, (c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, PIMCO Advisors Fund Management or Pacific

Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs, (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, PIMCO Advisors Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations; (f) accounts for which the company that serves as trustee or custodian either (i) is affiliated with the Trust or the Fund's Adviser or (ii) has a specific agreement to that effect with the Distributor and (g) investors who purchase shares in "Exempt Transactions," as described under "Exempt Transactions; No Initial Sales Charges, CDSCs or Payments to Brokers" above. The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in this paragraph except the Distributor will pay initial commissions to any dealer for sales to purchasers described under
(c) in this paragraph provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class a Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, Money Market, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 ($250,000 in the case of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge--Class A Shares" will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the "Class A CDSC." Shares of certain Funds purchased prior to October 1, 2001 are subject to different Class A CDSC rates. The Class A CDSC does not apply to investors purchasing any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.


        For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor.


        The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under "Initial Sales Charge -- Class A Shares." However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

        The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

        The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC calculation described below under "Changes to CDSC Calculation."

Participating Brokers. Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.


     In its capacity as administrator for the Funds, PIMCO Advisors Fund Management may pay a portion of the fees it receives to financial intermediaries for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name. Services performed by such financial intermediaries may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. PIMCO Advisors Fund Management may pay up to $____ per account per annum for these services.

This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

        For Class A shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect), the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES

        Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The method of calculating the CDSC on Class B shares purchased after December 31, 2001, is expected to change. For a description of this change, see "Changes to CDSC Calculation" below.

        Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

        Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

        YEARS SINCE PURCHASE                   PERCENTAGE CONTINGENT
        PAYMENT WAS MADE                       DEFERRED SALES CHARGE
        ----------------------                 ---------------------

        First                                         5
        Second                                        4
        Third                                         3
        Fourth                                        3
        Fifth                                         2
        Sixth                                         1
        Seventh and thereafter                        0*

        * After the seventh year, Class B shares purchased on or before December 31, 2001 convert into Class A shares as described below. Class B shares purchased after December 31, 2001 convert into Class A shares after the eighth year.

        In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

        The following example will illustrate the current operation of the Class B CDSC:

                Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

        In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

        Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001).

        For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

        The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Changes to CDSC Calculation. The Trust expects that the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The Trust will provide shareholders with at least

60 days' notice prior to implementing the change. When the Trust implements the change, the CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only shares purchased after the date of such notice. It is expected that the change will be implemented no later than January 1, 2008.

    Under the new calculation method, the following rules will apply:

    . Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
    . For the redemption of all other shares, the CDSC will be based on either the shareholder's original purchase price or the then current net asset value of the shares being sold, whichever is lower.
    . CDSCs will be deducted from the proceeds of the shareholder's redemption, not from amounts remaining in the shareholder's account.
    . In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase for shares of such class remaining in the shareholder's account from which a redemption or exchange has not already been effected.

The following example illustrates the operation of the Class B CDSC using this anticipated change in methodology:

        Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all shares of a particular class of a Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a

"Distributed Share") will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

ASSET BASED SALES CHARGE ALTERNATIVE--CLASS C SHARES

        Class C shares are sold at their current net asset value without any initial sales charge, except that Class C shares of the CommodityRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, RCM Emerging Markets, RCM Europe, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds (as noted previously, for administrative convenience, sometimes referred to as "Class CII" shares) will be subject to a 1% initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

        Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

        YEARS SINCE PURCHASE                   PERCENTAGE CONTINGENT
        PAYMENT WAS MADE                       DEFERRED SALES CHARGE
        --------------------                   ---------------------

        First*                                       1
        Thereafter                                   0

        * Class CII shares are subject to the Class C CDSC for the first eighteen months after purchase.


        In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption or exchange has not already been effected. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor.


        The following example will illustrate the operation of the Class C CDSC:

        Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

        In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

        The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 will change at the same time and in the same manner as the change to the Class B CDSC described above under "Changes to CDSC Calculation."

        Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments of .55% (representing ..30% distribution fees and .25% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

        In addition, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

                             Annual          Annual
           Fund              Service Fee*    Distribution Fee*   Total
--------------------------   ------------    -----------------   -----
Low Duration,  Real          0.25%           0.45%               0.70%
Return, Municipal Bond and
Stock PLUS Funds
Short-Term and Short         0.25%           0.25%               0.50%
Duration Municipal Income
Funds
Money Market Fund            0.10%           0.00%               0.10%
Funds with Class CII
shares**                     0.25%           0.75%               1.00%
All other Funds              0.25%           0.65%               0.90%

        * Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

        ** For Class C shares of these Funds sold without an initial sales charge, unless otherwise agreed, the Distributor will make payments to brokers at the rates set forth under "All other Funds."

        The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

        As noted above, Class CII shares are subject to a 1% initial sales charge. The Distributor receives the total amount of the Class C initial sales charge, but may elect to reallow all or a portion of the sales charge to participating brokers. In addition, the Distributor may enter into agreements with brokers and dealers whereby, among other things, such brokers and dealers would not impose an initial sales charge on Class CII shares, which would otherwise be subject to such initial sales charge. Such agreements would also provide that such shares would be subject to a CDSC for one year only, not the eighteen month period otherwise applicable to Class CII shares, or may provide that no CDSC will be charged.

NO SALES CHARGE ALTERNATIVE - CLASS R SHARES

        Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor's purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include retirement plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to .25% distribution fees and up to .25% servicing fees) of the purchase.

NOTE FOR ALL SHARE CLASSES

        The sales charges discussed in this section are subject to change by means of a new or supplemented Prospectus or Shareholders' Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

        Exchange Privilege

        Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase.) For Class R shares, retirement plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the

Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

        Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

        The Trusts reserve the right to refuse exchange purchases if, in the judgment of an Adviser or a Fund's sub-adviser, such purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

        With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made.

        Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares (which have a twelve month CDSC period) received in exchange for Class "CII" shares (which have an eighteen month CDSC period) will have the same CDSC period as the shares exchanged (in this case, eighteen months).

        With respect to shares purchased after December 31, 2001, effective as of the change in the manner by which the Class A, Class B and Class C CDSCs are calculated (as described above under "Changes to CDSC Calculation"), if less than all of an investor's shares subject to a CDSC are exchanged out of a Fund, any portion of the investment in such class of shares attributable to reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in such class of shares of the Fund from which the exchange was made.

        Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

        Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.

        How to Redeem

        Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

        A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

        Other than an applicable CDSC, a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder's redemption request.

        Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

DIRECT REDEMPTION

        A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

        Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

WRITTEN REQUESTS

        To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

        Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

        If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

TELEPHONE REDEMPTIONS

        Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

        By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

        A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

FUND LINK REDEMPTIONS

        If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

        Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

PIMCO FUNDS AUTOMATED TELEPHONE SYSTEM

        PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder's bank account with the Fund to pay for these purchases.

Exchanging Shares. With the PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder's Fund Link Account to another PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder's Fund bank account. Please refer to "How to Redeem" for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

EXPEDITED WIRE TRANSFER REDEMPTIONS

        If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Advisors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

CERTIFICATED SHARES

        To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

AUTOMATIC WITHDRAWAL PLAN

        An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares--Signature Guarantee." In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

        Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day's closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A and Class C shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

        Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

REDEMPTIONS IN KIND

        Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PIMCO FUNDS

PIMCO Advisors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902-6896
1-800-426-0107

PART C.  OTHER INFORMATION

Item 23. Exhibits.

         The letter of each exhibit relates to the exhibit designation in Form N-1A:


         (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2).


         (b)  (1)  Form of Amended and Restated Bylaws (19).


              (2)  Amended and Restated Bylaws dated as of September 26,
                   2002 (30).

         (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

              (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

          (d) (1)  (i)    Form of Amended and Restated Investment Advisory
                          Agreement dated as of May 5, 2000 (19).


                   (ii) Form of Addendum to Investment Advisory Agreement to add the NFJ Large-Cap Value and NFJ Global Value Funds, to be filed by amendment.


                   (iii) Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

                   (iv) Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

                   (v) Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund
                          (26).

                   (vi) Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund
                          (28).

                   (vii) Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

                   (viii) Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio, to be filed by amendment.

              (2)  (i)    Form of Portfolio Management Agreement with NFJ
                          Investment Group (19).

                   (ii) Form of Portfolio Management Agreement with Cadence Capital Management (19).

                   (iii) Portfolio Management Agreement with Parametric Portfolio Associates (24).

                         (iv) Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

                         (v) Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

                         (vi) Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

                         (vii) Form of Portfolio Management Agreement with Pacific Investment Management Company LLC, to be filed by amendment.

                         (viii) Form of Novation of Portfolio Management
                                Agreement with NFJ Investment Group (30).

                         (ix) Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

                         (x) Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates
                                (30).

                         (xi) Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

                         (xii) Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

                         (xiii) Form of Novation of Portfolio Management
                                Agreement with Nicholas-Applegate Capital
                                Management (30).

                         (xiv) Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors, to be filed by amendment.

                         (xv) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group, to be filed by amendment.

                         (xvi) Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC, to be filed by amendment.

                         (xvii) Form of Addendum to Portfolio Management
                                Agreement with Nicholas Applegate Capital
                                Management, to be filed by amendment.

              (e)  (1)  Form of Amended and Restated Distribution Contract (31).

                   (2) Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

                   (3) Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio.

                   (4)  Form of Dealer Agreement (21).

              (f)       Not Applicable.

              (g)  (1)  Form of Custody and Investment Accounting Agreement
                        dated January 1, 2000 with State Street Bank & Trust Company (19).

                   (2) Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

              (h)  (1)  Form of Amended and Restated Administration Agreement
                        between the Trust and PIMCO Advisors L.P. (19).

                        (i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001, (26).

                        (ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

                        (iii) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

                    (2) Amended and Restated Administration Agreement between
                        the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003. (34).

                        (i) Updated Schedule to Administration Agreement, to be filed by amendment.

                    (3) Form of Administration Agreement between PIMCO Advisors
                        L.P. and Pacific Investment Management Company (4)

                    (4) Form of Amendment to Administration Agreement (to
                        include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                    (5) Form of Agency Agreement and Addenda (1)

                    (6) Form of Addendum to Agency Agreement (4)

                    (7) Form of Assignment of Agency Agreement (4)

                    (8) Form of Addendum to Agency Agreement (6)

                    (9) (i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

                        (ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999
                              (19).

                              (a) Amendment Number Two to the Transfer Agency
                                  and Series Agreement with First Data Investor Services Group, Inc. (24).

                        (iii) Form of Transfer Agency and Services Agreement
                              with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

                   (10) Form of Service Plan for Institutional Services Shares
                        (6)

                   (11) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

                   (12) Form of Securities Lending Authorization Agreement with
                        State Street Bank and Trust Company (29).

                   (13) Form of Administration Agreement between the Trust and
                        PIMCO Funds Advisors LLC, (30).


              (i)       Opinion and Consent of Counsel (6)

              (j)   (1) Consents of PricewaterhouseCoopers LLP.

                        (i)    Consent dated October 30, 2000 (20)

                        (ii)   Consent dated November 13, 2000 (22)

                        (iii)  Letter dated October 26, 1999 from
                               PricewaterhouseCoopers LLP to the Securities and Exchange Commission. (14)

                        (iv)   Consent dated October 29, 2001 (25)

                        (v)    Consent dated December 28, 2001 (26).

                        (vi)   Consent dated July 19, 2002 (28).

                        (vii)  Consent dated October 31, 2002, (30).

                        (viii) Consent dated December 30, 2002, (32)

                        (ix)   Consent dated March 31, 2003, (33).

                    (2) Consent and Opinion of Coopers & Lybrand LLP. (6)

                    (3) Consent of Ernst & Young LLP.

                        (i)    Consent dated July 12, 2002 (28)

                        (ii)   Consent dated October 25, 2002, (30).

                        (iii)  Consent dated March 31, 2003. (33)

                        (iv)   Consent to be filed by amendment.

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)   (1) Form of Distribution and Servicing Plan (Class A) (4)

                    (2) Form of Distribution and Servicing Plan (Class B) (4)

                    (3) Form of Distribution and Servicing Plan (Class C) (4)

                    (4) Form of Distribution Plan for Administrative Class
                        Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(1).

                   (6) Form of Distribution and Servicing Plan for Class R shares, (32).

              (n)  (1)  Form of Amended and Restated Multi-Class Plan (21)

                   (2) Amended and Restated Multi-Class Plan dated September 19, 2001. (25)

                   (3) Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

              (p)  (1)  Code of Ethics of the Registrant (19)

                   (2) Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates
                        (19)

                   (3)  [Reserved]


                   (4)  Code of Ethics of Dresdner RCM Global Investors LLC
                        (26).


                   (5)  Code of Ethics of PIMCO Funds Distributors LLC (19)

                   (6)  Code of Ethics of Nicholas-Applegate Capital Management
                        (27)

              (q)  (1)  Powers of Attorney and Certificate of Secretary (1)


                   (2) Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5)

                   (3)  Power of Attorney for Theodore J. Coburn (27)

--------------------
1 Incorporated by reference from Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Incorporated by reference from Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6 Incorporated by reference from Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7 Incorporated by reference from Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8 Incorporated by reference from Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9 Incorporated by reference from Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10. Incorporated by reference from Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11. Incorporated by reference from Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12. Incorporated by reference from Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13. Incorporated by reference from Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14. Incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15. Incorporated by reference from Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16. Incorporated by reference from Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17. Incorporated by reference from Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.  Not Applicable.

19. Incorporated by reference from Post-Effective Amendment No. 51 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20. Incorporated by reference from Post-Effective Amendment No. 53 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22. Incorporated by reference from Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23. Incorporated by reference from Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24. Incorporated by reference from Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25. Incorporated by reference from Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26. Incorporated by reference from Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27. Incorporated by reference from Post-Effective Amendment No. 67 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28. Incorporated by reference from Post-Effective Amendment No. 71 to the Trust's Registation Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29. Incorporated by reference from Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30. Incorporated by reference from Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31. Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust's Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32. Incorporated by reference from Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33. Incorporated by reference from Post-Effective Amendment No. 79 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34. Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Trust's Investment Advisor and Portfolio Managers.


     Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.



  PIMCO Advisors Fund Management LLC

---------------------------------------------------------------------------------------------------------------
Name                           Position with Advisor           Other Affiliations
---------------------------------------------------------------------------------------------------------------

David C. Flattum               Managing Director,              Director of PIMCO Global Advisors
                               General Counsel and             (Resources) Limited; Managing
                               Head of Corporate               Director of Allianz Dresdner
                               Functions                       Asset Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners Holding
                                                               L.P., Allianz-PacLife Partners LLC
                                                               PIMCO Advisors Holdings LLC; Managing
                                                               Director, General Counsel and Head
                                                               of Corporate Functions, Management
                                                               Board of Allianz Asset Management of
                                                               America LLC; Director, Chief Executive
                                                               Officer, Oppenheimer Group, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stephen J. Treadway           Managing Director                Managing Director and Chief
                              and Chief Executive              Executive Officer of PIMCO Advisors
                              Officer                          Distributors LLC; Managing Director
                                                               and Chief Executive Officer, PIMCO
                                                               Allianz Advisors LLC, PIMCO
                                                               Advisors Holdings LLC; Director, Chief
                                                               Executive Officer of PIMCO Advisors
                                                               Advertising Agency Inc.; Executive Vice
                                                               President of OpCap Advisors;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
James G. Ward                 Executive Vice President         Director of Human Resources of PIMCO
                                                               Australia Pty Ltd, PIMCO Europe
                                                               Limited, PIMCO Japan Ltd, PIMCO Funds
                                                               Distributors LLC, Allianz Dresdner Asset
                                                               Management U.S. Equities LLC, PIMCO
                                                               Allianz Advisors LLC, Allianz Asset
                                                               Management of America LLC, PIMCO Global
                                                               Advisors LLC; Director, Executive Vice
                                                               President of PIMCO Global Advisors
                                                               (Resources) Limited
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Stewart A. Smith              Vice President and Secretary     Secretary of Allianz Hedge Fund
                                                               Partners Holding L.P., Allianz Hedge
                                                               Fund Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO Allianz Advisors
                                                               LLC, PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, Allianz Private Client
                                                               Services LLC; Assistant Secretary of
                                                               PIMCO Advisors Advertising Agency Inc., PIMCO
                                                               Advisors Distributors LLC, PIMCO Global
                                                               Advisors LLC, Cadence Capital Management LLC,
                                                               Oppenheimer Capital Australia Inc.;
                                                               Managing Director and Chief Executive
                                                               Officer of PIMCO Advisors Distributors LLC;
                                                               Director, Secretary of PIMCO Global
                                                               Advisors (Resources) Limited; Secretary
                                                               of Allianz Dresdner Asset Management of
                                                               America LLC, Allianz Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, Cadence Capital Management
                                                               Inc., NFJ Investment Group, Vice
                                                               President and Assistant Secretary of OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
John C. Maney                 Executive Vice President and     Chief Financial Officer of PIMCO
                              Chief Financial Officer          Advisors Private Client Services LLC,
                                                               Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., Cadence Capital
                                                               Management LLC,
                                                               PIMCO Advisors Holdings LLC,
                                                               PIMCO/Allianz Advisors LLC,
                                                               PIMCO Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC,
                                                               PIMCO Equity Partners LLC,
                                                               PIMCO Advisors Advertising Agency Inc.,
                                                               PIMCO Advisors Distributors LLC,
                                                               PIMCO Global Advisors LLC,
                                                               Allianz Private Client
                                                               Services LLC, StocksPLUS
                                                               Management, Inc., Value Advisors
                                                               LLC, Allianz Dresdner Asset Management
                                                               U.S. Equities LLC, Allianz-PacLife
                                                               Partners LLC, NFJ Investment
                                                               Group L.P., Oppenheimer Group,
                                                               Inc., OCC Distributors LLC,
                                                               OpCap Advisors LLC, Oppenheimer
                                                               Capital LLC, Oppenheimer Capital
                                                               Australasia, Inc., Pacific
                                                               Investment Management Company LLC,
                                                               Allianz Dresdner Asset
                                                               Management of America LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Andrew Bocko                  Senior Vice President and        Director of Information Technology
                              Director of Information          of Allianz Asset Management of
                              Technology                       America LLC, Allianz Asset
                                                               Management U.S. Equities LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Francis C. Poli               Executive Vice President,        Chief Legal Officer and
                              Director of Compliance           Director of Compliance of
                              and Assistant Secretary          Allianz Dresdner Asset
                                                               Management U.S. Equities LLC,
                                                               Allianz Hedge Fund Partners L.P.,
                                                               PIMCO Advisors Private Client
                                                               Services LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Equity Advisors LLC;
                                                               Allianz Private Client Services
                                                               LLC; PIMCO Equity Partners LLC;
                                                               Vice President Compliance Officer
                                                               of PIMCO Advisors Distributors
                                                               LLC; Principal, Secretary and
                                                               Compliance Officer of OCC
                                                               Distributors LLC; Executive Vice
                                                               President, Chief Legal Officer
                                                               and Secretary of OpCap Advisors
                                                               LLC, Oppenheimer Capital LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Vice President and Controller    Vice President and Controller of
                                                               PIMCO Advisors Private Client Services
                                                               LLC, Allianz Hedge Fund Partners
                                                               Holding L.P., Allianz Hedge Fund
                                                               Partners L.P., PIMCO Advisors
                                                               Holdings LLC, PIMCO/Allianz
                                                               International Advisors LLC, PIMCO
                                                               Advisors CD Distributors LLC,
                                                               PIMCO Europe Limited, PIMCO
                                                               Equity Advisors LLC, PIMCO Equity
                                                               Partners LLC, PIMCO Advisors
                                                               Advertising Agency Inc., PIMCO
                                                               Global Advisors LLC, PIMCO Global
                                                               Advisors (Resources) Limited,
                                                               PIMCO Japan Ltd, Allianz Private
                                                               Client Services LLC, StocksPLUS
                                                               Management, Inc., Allianz-PacLife
                                                               Partners LLC, Cadence Capital
                                                               Management LLC,
                                                               NFJ Management Inc., NFJ
                                                               Investment Group L.P., OCC
                                                               Distributors LLC, OpCap Advisors LLC,
                                                               Oppenheimer Capital LLC, Oppenheimer
                                                               Capital Australia Inc.,
                                                               Oppenheimer Group, Inc.,  Pacific
                                                               Investment Management Company LLC;
                                                               PIMCO Advisors Distributors LLC,
                                                               Allianz Asset Management of
                                                               America LLC, Allianz Dresdner
                                                               Asset Management U.S. Equities
                                                               LLC
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.         Managing Director, Chief         Managing Director, Chief Administrative
                              Legal Officer and Secretary      Officer, General Counsel, PIMCO Advisors
                                                               Distributors LLC;
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Tim Clark                     Managing Director
---------------------------------------------------------------------------------------------------------------


                          Cadence Capital Management
                       265 Franklin Street, 11/th/ Floor
                          Boston, Massachusetts 02110


------------------------------------------------------------------------------------------------------
Name                          Position with Advisor          Other Affiliations
------------------------------------------------------------------------------------------------------
David B. Breed                Managing Director, Chief       Director, Managing Director, Chief
                              Executive Officer              Executive Officer, Cadence Capital
                                                             Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
William B. Bannick            Managing Director, Executive   Director, Managing Director,
                              Vice President                 Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Katherine A. Burdon           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Bart J. O'Connor              Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Michael J. Skillman           Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Wayne A. Wicker               Managing Director              Director, Managing Director,
                                                             Cadence Capital Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Mary Ellen Melendez           Chief Operating Officer,       None
                              Secretary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Barbara M. Green              Treasurer                      None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Assistant Secretary            See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                            NFJ Investment Group L.P.
                         2121 San Jacinto, Suite 1840
                             Dallas, Texas 75201


------------------------------------------------------------------------------------------------------
Name                              Position with Advisor      Other Affiliations
------------------------------------------------------------------------------------------------------
Benno J. Fischer              Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John L. Johnson               Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Jack C. Najork                Managing Director              Director, Managing Director,
                                                             Co-Chairman, NFJ Management Inc.
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
John C. Maney                 Chief Financial Officer        See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Vinh T. Nguyen                Controller                     See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Stewart A. Smith              Secretary                      See PIMCO Advisors Fund
                                                             Management LLC
------------------------------------------------------------------------------------------------------

                         Parametric Portfolio Associates
                             1151 Fairview Avenue N.
                            Seattle, Washington 98109

Name                    Position with Portfolio Manager     Other Affiliations

Andrew Abramsky         Chief Operation Officer             None

William E. Cornelius    Chairman of the Board               Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

Brian Langstraat        Chief Executive Officer             Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

David M. Stein          Chief Investment Officer            Director of PPA
                                                            Acquisition
                                                            Corporation, DBA
                                                            Parametric Portfolio
                                                            Associates.

                        Dresdner RCM Global Investors LLC
                             Four Embacadero Center
                            San Francisco, CA 94111

Name                    Position with Portfolio Manager     Other Affiliations

Dora Fong               Director of Finance                 Same

Susan C. Gause          Member of Board of Managers;        Same
                        Chief Executive Officer; and
                        Senior Managing Director

Robert J. Goldstein     Managing Director, Secretary        Same
                        and General Counsel

Joachim Maedler         Member of Board of Managers         Deputy Global Chief
                        and Managing Director               Executive Officer,
                                                            Allianz Dresdner
                                                            Asset Management

William L. Price        Chairman of Board of                Same
                        Managers; Senior Managing
                        Director; and Global Chief
                        Investment Officer

                    Nicholas-Applegate Capital Management LLC
                                600 West Broadway
                               San Diego, CA 92101

--------------------------------------------------------------------------------
Name                    Position with Portfolio Manager     Other Affiliations
--------------------------------------------------------------------------------
Charles H. Field        Deputy General Counsel
--------------------------------------------------------------------------------
Peter J. Johnson        Director Institutional Sales
                        and Client Service
--------------------------------------------------------------------------------
C. William Maher        Chief Financial Officer             Chief Financial
                                                            Officer and
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Treasurer, Nicholas-
                                                            Applegate
                                                            Institutional Funds
--------------------------------------------------------------------------------
E. Blake Moore, Jr.     General Counsel                     President, Nicholas-
                                                            Applegate
                                                            Institutional Funds;
                                                            General Counsel and
                                                            Secretary, Nicholas-
                                                            Applegate
                                                            Securities;
                                                            Director, Nicholas-
                                                            Applegate Southeast
                                                            Asia Fund
--------------------------------------------------------------------------------
Arthur E. Nicholas      Chairman                            Trustee and Chairman
                                                            of the Board,
                                                            Nicholas-Applegate
                                                            Institutional Funds;
                                                            Chairman and
                                                            President, Nicholas-
                                                            Applegate
                                                            Securities; Director
                                                            and Chairman of the
                                                            Board, Nicholas-
                                                            Applegate Fund,
                                                            Inc.; President,
                                                            Nicholas-Applegate
                                                            Securities
                                                            International LDC
--------------------------------------------------------------------------------
Eric S. Sagerman        Head of Global Marketing
--------------------------------------------------------------------------------
Horacio Valeiras, CFA   Chief Investment Officer
--------------------------------------------------------------------------------
Marna Whittington       President
--------------------------------------------------------------------------------

                         PIMCO Equity Advisors LLC
                    1345 Avenue of the Americas, 50th Floor
                               New York, NY 10105


Name                    Position                               Other Affiliations
----                    --------                               ------------------
Kenneth W. Corba        Managing Director, Chief Executive
                        Officer and Chief Investment Officer

Taegan D. Goddard       Managing Director and Chief
                        Operating Officer

John C. Maney           Chief Financial Officer                See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Francis C. Poli         Executive Vice President, Chief        See PIMCO Advisors Fund
                        Legal Officer and Assistant            Management
                        Secretary


Anne-Marie Pitale       Vice President, Director of
                        Compliance

Vinh T. Nguyen          Vice President and Controller          See PIMCO Advisors Fund
                                                               Management and NFJ

Stewart A. Smith        Vice President and Secretary           See PIMCO Advisors Fund
                                                               Management and Cadence
                                                               and NFJ

Michael F. Gaffney      Managing Director

Dennis P. McKechnie     Managing Director

Jeffrey D. Parker       Managing Director

John K. Schneider       Managing Director, Marketing and
                        Client Services

John E. Cashwell, Jr.   Senior Vice President

James P. Leavy          Senior Vice President




Item 27.   Principal Underwriters.

    (a) PIMCO Advisors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is an affiliate of PIMCO Advisors Fund Management LLC, the Registrant's Adviser.

    (b)

                          Positions and                                                                Positions
Name and Principal        Offices with                                                                 and Offices
Business Address*         Underwriter                                                                  with Registrant
Erik M. Aarts             Vice President, Fixed Income Product Manager                                 None
Kiley Andresen            Vice President, National Accounts Manager                                    None
Lincoln Baca              Vice President                                                               None
Michael E. Brannan        Vice President                                                               None
Deborah P. Brennan        Vice President, Compliance Officer                                           None
Matthew W. Brown          Vice President                                                               None
Frederick J. Bruce        Vice President                                                               None
Martin J. Burke           Senior Vice President, Divisional Sales Manager                              None
Terry L. Bussard          Vice President                                                               None
Paul C. Cahill            Vice President                                                               None
Timothy R. Clark          Manging Director and Executive Vice President, Product Development           None
Cindy Colombo             Vice President, Retirement Plans                                             None
Lesley E. Cotten          Vice President, On-Line Content Development Manager                          None
Patrick M. Coyne          Vice President, International Product Manager                                None
Paul DeNicolo             Vice President                                                               None
Jonathan P. Fessel        Vice President                                                               None
Michael J. Gallagher      Vice President                                                               None
Joseph F. Gengo           Vice President                                                               None
Ronald H. Gray            Vice President                                                               None
Daniel F. Hally           Vice President                                                               None
JoAnn Ham                 Vice President                                                               None
Ned E. Hammond Jr.        Vice President                                                               None
Derek B. Hayes            Sr. Vice President, Operations                                               None
Kristina S. Hooper        Vice President, Equity Product Manager                                       None
Christopher J. Horan      Vice President                                                               None
John B. Hussey            Vice President                                                               None
Brian Jacobs              Manging Director and Senior Vice President, National Sales Director          None
Stephen R. Jobe           Sr. Vice President, Marketing                                                None
Dustin P. Kanode          Vice President                                                               None
Andrew G. Laing           Vice President                                                               None
Stephen R. Laut           Vice President                                                               None
William E. Lynch          Senior Vice President, Divisional Sales Manager                              None
Stephen A. Maginn         Manging Director and Executive Vice President, Sales                         None
Andrew J. Maloney         Vice President                                                               None
John Maney                Chief Financial Officer and Treasurer                                        None
Ann H. McAdams            Vice President                                                               None
Joseph McMenamen          Vice President                                                               None
Wayne F. Meyer            Vice President                                                               None
Andrew Jay Meyers         Manging Director and Executive Vice President, Director of Marketing         None
Rosalie L. Milburn        Vice President                                                               None
Laura Miller              Compliance Officer                                                           None
Fiora N. Moyer            Vice President                                                               None
Kerry A. Murphy           Vice President, National Accounts Manager                                    None
George E. Murphy          Vice President                                                               None
Phillip J. Neugebauer     Manging Director and Sr. Vice President, Public Relations                    None
Vinh T. Nguyen            Vice President, Controller                                                   None
Kelly Orr                 Vice President                                                               None
Joffrey H. Pearlman       Vice President                                                               None
Glynne P. Pisapia         Vice President                                                               None
Frank C. Poli             Vice President, Compliance Officer                                           None
Jennifer L. Quigley       Vice President                                                               None
Robert J. Rokose          Vice President, Controller                                                   None
James Scott Rose          Vice President                                                               None
Jay S. Rosoff             Senior Vice President, Divisional Sales Manager                              None
Stephen M. Rudman         Senior Vice President, Divisional Sales Manager                              None
Anne Marie Russo          Vice President, Human  Resources                                             None
James M. Sambrook         Vice President, Manager, Systems                                             None
Newton B. Schott Jr.      Manging Director, General Counsel Executive Vice President, Chief
                          Administrative Officer, Secretary                                            Vice President and Secretary
Eugene M. Smith Jr.       Vice President, Design Director                                              None
Cathy Smith               Vice President, Copy Director                                                None
Robert M. Smith           Vice President                                                               None
Stewart Smith             Assistant Secretary                                                          None
Frederick S. Teceno       Vice President                                                               None
William H. Thomas Jr.     Senior Vice President, Divisional Sales Manager                              None
Kathleen C. Thompson      Vice President, National Account Liaison                                     None
Stephen J. Treadway       Managing Director and Chief Executive Officer                                Trustee, President and Chief
                                                                                                       Executive Officer
Paul H. Troyer            Senior Vice President                                                        None
Teresa L. Vlachos         Vice President, Sales Desk Manager                                           None
James Ward                Director of Human Resources                                                  None
Nicholas K. Willett       Senior Vice President, Divisional Sales Manager                              None
Glen A. Zimmerman         Vice President, Database Marketing Manager                                   None

_______________________

   * Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of PIMCO Funds:
Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 81 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 29/th/ day of August, 2003.


                                      PIMCO FUNDS: MULTI-MANAGER SERIES

                                      By: /s/ Newton B. Schott
                                          ----------------------------------
                                          Newton B. Schott
                                          President, Chief Executive Officer
                                          and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 81 has been signed below by the following persons in the capacities and on the dates indicated.

Name                             Capacity                        Date
----                             --------                        ----

/s/  Stephen J. Treadway*        Trustee and Chairman            August 29, 2003
-------------------------
Stephen J. Treadway

/s/ Newton B. Schott             President, Chief Executive      August 29, 2003
-------------------------
Newton B. Schott                 Officer and Secretary

/s/  John P. Hardaway*           Treasurer and Principal         August 29, 2003
-------------------------
John P. Hardaway                 Financial and Accounting
                                 Officer

/s/  Donald P. Carter*           Trustee                         August 29, 2003
-------------------------
Donald P. Carter

/s/  E. Philip Cannon*           Trustee                         August 29, 2003
-------------------------
E. Philip Cannon

/s/  Gary A. Childress*          Trustee                         August 29, 2003
-------------------------
Gary A. Childress

/s/  Theodore J. Coburn*         Trustee                         August 29, 2003
-------------------------
Theodore J. Coburn

/s/  W. Bryant Stooks*           Trustee                         August 29, 2003
-------------------------
W. Bryant Stooks

/s/  Gerald M. Thorne*           Trustee                         August 29, 2003
-------------------------
Gerald M. Thorne


                                            * By: /s/ Newton B. Schott
                                                  -------------------------
                                                    Newton B. Schott,
                                                    Attorney-In-Fact

                                              Date: August 29, 2003